UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08821
                                                     ---------
                              Rydex Variable Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                              Rydex Variable Trust
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                ---------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100
                                                    --------------

Date of fiscal year end: December 31, 2006
                         -----------------

Date of reporting period: June 30, 2006
                          -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.


                                                                   JUNE 30, 2006
                                         RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                                       NOVA FUND
                                                            INVERSE S&P 500 FUND
                                                                        OTC FUND
                                                                INVERSE OTC FUND
                                                            DYNAMIC S&P 500 FUND
                                                                DYNAMIC OTC FUND
                                                          MID-CAP ADVANTAGE FUND
                                                            INVERSE MID-CAP FUND
                                                  RUSSELL 2000(R) ADVANTAGE FUND
                                                    INVERSE RUSSELL 2000(R) FUND
                                             GOVERNMENT LONG BOND ADVANTAGE FUND
                                               INVERSE GOVERNMENT LONG BOND FUND
                                                           EUROPE ADVANTAGE FUND
                                                            JAPAN ADVANTAGE FUND
                                                                DYNAMIC DOW FUND
                                                        INVERSE DYNAMIC DOW FUND
                                                            SMALL-CAP VALUE FUND
                                                              MID-CAP VALUE FUND
                                                            LARGE-CAP VALUE FUND
                                                           SMALL-CAP GROWTH FUND
                                                             MID-CAP GROWTH FUND
                                                           LARGE-CAP GROWTH FUND
                                               DYNAMIC STRENGTHENING DOLLAR FUND
                                                   DYNAMIC WEAKENING DOLLAR FUND
                                                      MULTI-CAP CORE EQUITY FUND
                                                            SECTOR ROTATION FUND
                                               U.S. GOVERNMENT MONEY MARKET FUND
                                                                    BANKING FUND
                                                            BASIC MATERIALS FUND
                                                              BIOTECHNOLOGY FUND
                                                                COMMODITIES FUND
                                                          CONSUMER PRODUCTS FUND
                                                                ELECTRONICS FUND
                                                                     ENERGY FUND
                                                            ENERGY SERVICES FUND
                                                         FINANCIAL SERVICES FUND
                                                                HEALTH CARE FUND
                                                                   INTERNET FUND
                                                                    LEISURE FUND
                                                            PRECIOUS METALS FUND
                                                                REAL ESTATE FUND
                                                                  RETAILING FUND
                                                                 TECHNOLOGY FUND
                                                         TELECOMMUNICATIONS FUND
                                                             TRANSPORTATION FUND
                                                                  UTILITIES FUND


                                                         [LOGO] RydexInvestments
                                                Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ................................................    2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS ................................    4

ABOUT SHAREHOLDERS' FUND EXPENSES .........................................    5

FUND PROFILES .............................................................    8

SCHEDULES OF INVESTMENTS ..................................................   31

STATEMENTS OF ASSETS AND LIABILITIES ......................................  142

STATEMENTS OF OPERATIONS ..................................................  150

STATEMENTS OF CHANGES IN NET ASSETS .......................................  158

FINANCIAL HIGHLIGHTS ......................................................  172

NOTES TO FINANCIAL STATEMENTS .............................................  180

OTHER INFORMATION .........................................................  191

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS .............................  193


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

Equity prices seesawed in the first half of 2006. They moved up on optimism about economic growth, earnings and interest rates, then reversed dramatically with the release of inflation data for April and May, which showed an alarming uptick in inflation -once again raising concerns that the Federal Reserve Bank ("Fed") would continue to tighten. Equity markets across the globe went into a dizzying decline as it appeared that all of the world's major central banks would be raising interest rates simultaneously. The prospect of a massive draining of global liquidity hit speculative markets particularly hard. International stocks (developed and emerging) as well as mid and small cap stocks experienced double-digit declines from early May to mid June. Emerging market stocks were hit especially hard, experiencing their worst one month sell-off since the Asian Crisis of 1998.

The first half of 2006 was marked by a correction, and a rotation away from higher risk strategies to more defensive ones. As one would expect, volatility increased sharply and overall market returns were mixed at best. The S&P 500(R) managed to eke out a 2.7% gain for the entire period, but that masked a wild ride for domestic equity investors as the index rose 6.2% from the beginning of the year through early May and then declined 7.7% from May 5 to June 13 as the markets sold off. The effect on previous highfliers such as small cap, technology and international stocks was more pronounced. While the small cap Russell 2000(R) Index rose 8.2% in the first half, it fell nearly 14% during the May-June sell-off as investors fled the perceived risk of smaller stocks. Likewise, international stocks pulled back as investors decided to place their bets a little closer to home. Despite double-digit declines in international and emerging market stocks during the market break, the MSCI EAFE and EM indices were able to hold on to gains generated early in the year to close the first half with 6.3% and 3.7% gains, respectively. That was not the case for technology stocks, however, which took a beating as shown by the Nasdaq 100(R) Index's 4.3% decline during the first six months of 2006.

Driving all of this activity was the release of inflation statistics for the months of April and May, providing the first indication that rapid global growth and the year-long rise in energy prices was starting to push inflation higher. Rising inflation at this stage of the economic cycle was perceived to be particularly troublesome since it would delay the long anticipated end to the string of interest rate hikes by the Fed. The Fed raised rates four times during the first half of the year, moving the closely watched Fed Funds Target Rate from 4.25% to 5.25%. Moreover, an extension of the Fed's tightening campaign would mean that a period of global monetary contraction would ensue as central banks from Europe to Japan to China would be raising rates simultaneously in an attempt to cool down rapid economic growth and forestall inflation. Much of the explosive growth in the value of international, emerging market, small cap and technology stocks can be traced to years of easy money policies on the part of the world's central banks.

The effect of rapid global growth was also evident at the sector level in the first half of the year. Sectors such as energy, telecommunications, industrials and materials-all of which do well in periods of rapid economic expansion-were the best performers over the past six months. As sentiment changed, however, defensive sectors such as consumer staples and utilities began to rally toward the end of the second quarter.

As one would expect in this sort of environment, the pressure on interest rates was upward. The U.S. Treasury yield curve shifted higher by about 0.75% with the two-year Treasury Note closing out the first half of 2006 yielding 5.16% and the 10-year Treasury Note right behind at 5.14%. Thus, the yield curve retains its flat to inverted shape, which historically has been a harbinger of slowing economic growth.

The first half of 2006 was a tricky period for investors. Stocks continue to face some significant headwinds in the form of slowing growth, slowing earnings and uncertainty about inflation and interest rates. Our


2 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

view is that U.S. stock markets are still range-bound and will not rally meaningfully until the Fed eases and interest rates move down. We also continue to view non-directional investment strategies as offering the best potential for outperformance until the market establishes an identifiable trend. Both Rydex Sector Rotation Fund and Rydex Absolute Return Strategies Fund performed well on an absolute and relative basis in the difficult first half.

We appreciate the trust you have placed in our firm's quality and integrity by investing with us.


Sincerely,

/s/ David C. Reilly

David C. Reilly, CFA
Director of Investment Strategy


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (UNAUDITED)
--------------------------------------------------------------------------------

Many of the Rydex Funds described in this report are benchmarked daily to leveraged or inverse versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

AN EXAMPLE OF COMPOUNDING

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6% gain and an expectation that the fund will rise by 9%. On the same day, the fund's net asset value ("NAV") increases from $10.00 to $10.90 for a gain of 9.0%-in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

                INDEX        INDEX           FUND          FUND          FUND
                LEVEL     PERFORMANCE     EXPECTATION       NAV       PERFORMANCE      ASSESSMENT
-------------------------------------------------------------------------------------------------
Start            100                                      $10.00
Day 1            106          6.00%          9.00%         10.90          9.00%         In line
Day 2             99         -6.60%         -9.90%          9.82         -9.90%         In line
Cumulative                   -1.00%         -1.50%                       -1.80%          -0.30%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor's favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.


4 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from the fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2005 and ending June 30, 2006.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which may be incurred by the Fund. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 5

--------------------------------------------------------------------------------

                                                                   BEGINNING              ENDING          EXPENSES
                                              EXPENSE          ACCOUNT VALUE       ACCOUNT VALUE       PAID DURING
                                               RATIO+      DECEMBER 31, 2005       JUNE 30, 2006           PERIOD*
------------------------------------------------------------------------------------------------------------------
TABLE 1. BASED ON ACTUAL FUND RETURN
Nova Fund                                        1.48%             $1,000.00           $1,016.40            $ 7.48
Inverse S&P 500 Fund                             1.68%              1,000.00            1,003.90              8.44
OTC Fund                                         1.48%              1,000.00              951.20              7.24
Inverse OTC Fund                                 1.65%              1,000.00            1,066.00              8.55
Dynamic S&P 500 Fund                             1.64%              1,000.00            1,015.80              8.29
Dynamic OTC Fund                                 1.65%              1,000.00              880.80              7.78
Mid-Cap Advantage Fund                           1.64%              1,000.00            1,040.50              8.39
Inverse Mid-Cap Fund                             1.68%              1,000.00              982.60              8.35
Russell 2000(R) Advantage Fund                   1.64%              1,000.00            1,091.70              8.60
Inverse Russell 2000(R) Fund                     1.66%              1,000.00              941.60              8.08
Government Long Bond Advantage Fund              1.21%              1,000.00              949.10              5.91
Inverse Government Long Bond Fund**              5.07%              1,000.00            1,132.20             27.10
Europe Advantage Fund                            1.64%              1,000.00            1,119.50              8.71
Japan Advantage Fund                             1.63%              1,000.00            1,006.60              8.20
Dynamic Dow Fund                                 1.68%              1,000.00            1,063.60              8.69
Inverse Dynamic Dow Fund                         1.64%              1,000.00              940.50              7.98
Small-Cap Value Fund                             1.49%              1,000.00            1,083.00              7.78
Mid-Cap Value Fund                               1.50%              1,000.00            1,063.80              7.76
Large-Cap Value Fund                             1.50%              1,000.00            1,065.60              7.77
Small-Cap Growth Fund                            1.48%              1,000.00            1,033.90              7.55
Mid-Cap Growth Fund                              1.46%              1,000.00              988.80              7.28
Large-Cap Growth Fund                            1.48%              1,000.00              970.80              7.31
Dynamic Strengthening Dollar Fund                1.66%              1,000.00              896.60              7.89
Dynamic Weakening Dollar Fund                    1.65%              1,000.00            1,133.70              8.83
Multi-Cap Core Equity Fund                       1.46%              1,000.00            1,035.50              7.45
Sector Rotation Fund                             1.65%              1,000.00            1,036.30              8.42
U.S. Government Money Market Fund                1.20%              1,000.00            1,012.30              6.05
Banking Fund                                     1.59%              1,000.00            1,032.00              8.10
Basic Materials Fund                             1.62%              1,000.00            1,097.60              8.52
Biotechnology Fund                               1.59%              1,000.00              939.60              7.73
Commodities Fund                                 1.36%              1,000.00            1,055.20              7.01
Consumer Products Fund                           1.60%              1,000.00            1,067.00              8.29
Electronics Fund                                 1.60%              1,000.00              982.50              7.95
Energy Fund                                      1.59%              1,000.00            1,124.70              8.47
Energy Services Fund                             1.60%              1,000.00            1,173.70              8.72
Financial Services Fund                          1.58%              1,000.00            1,038.50              8.07
Health Care Fund                                 1.58%              1,000.00              962.40              7.77
Internet Fund                                    1.57%              1,000.00              983.00              7.80
Leisure Fund                                     1.59%              1,000.00            1,073.30              8.26
Precious Metals Fund                             1.49%              1,000.00            1,147.70              8.02
Real Estate Fund                                 1.60%              1,000.00            1,111.20              8.47
Retailing Fund                                   1.59%              1,000.00            1,012.20              8.02
Technology Fund                                  1.59%              1,000.00              962.60              7.82
Telecommunications Fund                          1.59%              1,000.00            1,060.60              8.21
Transportation Fund                              1.60%              1,000.00            1,155.00              8.64
Utilities Fund                                   1.58%              1,000.00            1,050.30              8.12


6 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                   BEGINNING              ENDING          EXPENSES
                                              EXPENSE          ACCOUNT VALUE       ACCOUNT VALUE       PAID DURING
                                               RATIO+      DECEMBER 31, 2005       JUNE 30, 2006           PERIOD*
------------------------------------------------------------------------------------------------------------------
TABLE 2. BASED ON HYPOTHETICAL 5% RETURN
Nova Fund                                        1.48%             $1,000.00           $1,017.56            $ 7.51
Inverse S&P 500 Fund                             1.68%              1,000.00            1,016.54              8.53
OTC Fund                                         1.48%              1,000.00            1,017.56              7.51
Inverse OTC Fund                                 1.65%              1,000.00            1,016.69              8.38
Dynamic S&P 500 Fund                             1.64%              1,000.00            1,016.74              8.33
Dynamic OTC Fund                                 1.65%              1,000.00            1,016.69              8.38
Mid-Cap Advantage Fund                           1.64%              1,000.00            1,016.74              8.33
Inverse Mid-Cap Fund                             1.68%              1,000.00            1,016.54              8.53
Russell 2000(R) Advantage Fund                   1.64%              1,000.00            1,016.74              8.33
Inverse Russell 2000(R) Fund                     1.66%              1,000.00            1,016.64              8.43
Government Long Bond Advantage Fund              1.21%              1,000.00            1,018.93              6.14
Inverse Government Long Bond Fund**              5.07%              1,000.00              999.33             25.74
Europe Advantage Fund                            1.64%              1,000.00            1,016.74              8.33
Japan Advantage Fund                             1.63%              1,000.00            1,016.79              8.27
Dynamic Dow Fund                                 1.68%              1,000.00            1,016.54              8.53
Inverse Dynamic Dow Fund                         1.64%              1,000.00            1,016.74              8.33
Small-Cap Value Fund                             1.49%              1,000.00            1,017.50              7.56
Mid-Cap Value Fund                               1.50%              1,000.00            1,017.45              7.61
Large-Cap Value Fund                             1.50%              1,000.00            1,017.45              7.61
Small-Cap Growth Fund                            1.48%              1,000.00            1,017.56              7.51
Mid-Cap Growth Fund                              1.46%              1,000.00            1,017.66              7.41
Large-Cap Growth Fund                            1.48%              1,000.00            1,017.56              7.51
Dynamic Strengthening Dollar Fund                1.66%              1,000.00            1,016.64              8.43
Dynamic Weakening Dollar Fund                    1.65%              1,000.00            1,016.69              8.38
Multi-Cap Core Equity Fund                       1.46%              1,000.00            1,017.66              7.41
Sector Rotation Fund                             1.65%              1,000.00            1,016.69              8.38
U.S. Government Money Market Fund                1.20%              1,000.00            1,018.98              6.09
Banking Fund                                     1.59%              1,000.00            1,017.00              8.07
Basic Materials Fund                             1.62%              1,000.00            1,016.84              8.22
Biotechnology Fund                               1.59%              1,000.00            1,017.00              8.07
Commodities Fund                                 1.36%              1,000.00            1,018.16              6.90
Consumer Products Fund                           1.60%              1,000.00            1,016.95              8.12
Electronics Fund                                 1.60%              1,000.00            1,016.95              8.12
Energy Fund                                      1.59%              1,000.00            1,017.00              8.07
Energy Services Fund                             1.60%              1,000.00            1,016.95              8.12
Financial Services Fund                          1.58%              1,000.00            1,017.05              8.02
Health Care Fund                                 1.58%              1,000.00            1,017.05              8.02
Internet Fund                                    1.57%              1,000.00            1,017.10              7.97
Leisure Fund                                     1.59%              1,000.00            1,017.00              8.07
Precious Metals Fund                             1.49%              1,000.00            1,017.50              7.56
Real Estate Fund                                 1.60%              1,000.00            1,016.95              8.12
Retailing Fund                                   1.59%              1,000.00            1,017.00              8.07
Technology Fund                                  1.59%              1,000.00            1,017.00              8.07
Telecommunications Fund                          1.59%              1,000.00            1,017.00              8.07
Transportation Fund                              1.60%              1,000.00            1,016.95              8.12
Utilities Fund                                   1.58%              1,000.00            1,017.05              8.02

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365. EXPENSES SHOWN DO NOT INCLUDE FEES CHARGED BY INSURANCE COMPANIES.

** THIS RATIO INCLUDES INTEREST EXPENSE FROM SECURITIES SOLD SHORT. EXCLUDING SHORT DIVIDENDS EXPENSE, THE NET EXPENSE WOULD BE REDUCED BY 3.43%.

 +    ANNUALIZED


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 7

FUND PROFILES (UNAUDITED)
--------------------------------------------------------------------------------

NOVA FUND

OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the daily performance of the S&P 500 Index.

INCEPTION: May 7, 1997

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                     NOVA FUND        S&P 500 INDEX
                                     ---------        -------------
Other                                   6.1%              8.8%
Financials                             13.4%             21.2%
Information Technology                  9.2%             15.7%
Health Care                             7.7%             12.8%
Industrials                             7.3%             11.6%
Consumer Discretionary                  6.5%             10.0%
Energy                                  6.3%             10.3%
Consumer Staples                        5.8%              9.6%
Futures Contracts                      16.0%              0.0%
Equity Index Swap Agreements           70.8%              0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------
Exxon Mobil Corp.                       1.8%
General Electric Co.                    1.7%
Citigroup, Inc.                         1.4%
Microsoft Corp.                         1.4%
Pfizer, Inc.                            1.0%
Bank of America Corp.                   1.0%
Procter & Gamble Co.                    0.9%
J.P. Morgan Chase & Co.                 0.8%
Cisco Systems, Inc.                     0.8%
International Business Machines Corp.   0.8%
--------------------------------------------
Top Ten Total                          11.6%
--------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

INVERSE S&P 500 FUND

OBJECTIVE: To provide investment results that will inversely correlate to the performance of the S&P 500 Index.

INCEPTION: June 9, 1997

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                              INVERSE S&P 500 FUND   S&P 500 INDEX
                              --------------------   -------------

Other                                  0.0%               8.8%
Financials                             0.0%              21.2%
Information Technology                 0.0%              15.7%
Health Care                            0.0%              12.8%
Industrials                            0.0%              11.6%
Energy                                 0.0%              10.3%
Consumer Discretionary                 0.0%              10.0%
Consumer Staples                       0.0%               9.6%
Futures Contracts Short Sales         -1.1%               0.0%
Equity Index Swap Agreements
  Short Sales                        -98.3%               0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


8 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

OTC FUND

OBJECTIVE: To provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index.

INCEPTION: May 7, 1997

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                      OTC FUND       NASDAQ 100 INDEX
                                      --------       ----------------
Other                                   8.0%               7.9%
Information Technology                 53.5%              60.4%
Consumer Discretionary                 14.9%              16.0%
Health Care                            12.8%              14.3%
Futures Contracts                       3.3%               0.0%
Equity Index Swap Agreements            7.5%               0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------
Microsoft Corp.                         5.8%
Qualcomm, Inc.                          5.4%
Apple Computer, Inc.                    4.7%
Google, Inc. -- Class A                 3.7%
Cisco Systems, Inc.                     3.6%
Amgen, Inc.                             2.8%
Starbucks Corp.                         2.6%
Intel Corp.                             2.5%
Gilead Sciences, Inc.                   1.9%
Oracle Corp.                            1.9%
--------------------------------------------
Top Ten Total                          34.9%
--------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

INVERSE OTC FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index.

INCEPTION: May 21, 2001

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                                                NASDAQ
                                           INVERSE OTC FUND    100 INDEX
                                           ----------------    ---------
Other                                            0.0%             8.5%
Information Technology                           0.0%            60.4%
Consumer Discretionary                           0.0%            16.0%
Health Care                                      0.0%            14.3%
Futures Contracts Short Sales                  -16.3%             0.0%
Equity Index Swap Agreements Short Sales       -84.1%             0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 9

--------------------------------------------------------------------------------

DYNAMIC S&P 500 FUND

OBJECTIVE: Seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index.

INCEPTION: October 1, 2001

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                               DYNAMIC S&P 500 FUND   S&P 500 INDEX
                               --------------------   -------------
Other                                   6.4%              8.8%
Financials                             13.1%             21.2%
Information Technology                  9.2%             15.7%
Health Care                             7.8%             12.8%
Industrials                             6.4%             11.6%
Consumer Discretionary                  5.7%             10.0%
Energy                                  5.7%             10.3%
Consumer Staples                        5.4%              9.6%
Futures Contracts                      55.1%              0.0%
Equity Index Swap Agreements           84.5%              0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------
Exxon Mobil Corp.                       1.8%
General Electric Co.                    1.7%
Citigroup, Inc.                         1.2%
Bank of America Corp.                   1.1%
Microsoft Corp.                         1.0%
Procter & Gamble Co.                    0.9%
Johnson & Johnson, Inc.                 0.9%
Pfizer, Inc.                            0.8%
American International Group, Inc.      0.8%
Altria Group, Inc.                      0.8%
--------------------------------------------
Top Ten Total                          11.0%
--------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

DYNAMIC OTC FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index.

INCEPTION: October 1, 2001

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                                         NASDAQ
                                  DYNAMIC OTC FUND     100 INDEX
                                  ----------------     ---------
Other                                   5.8%              8.5%
Information Technology                 37.5%             60.4%
Consumer Discretionary                 10.7%             16.0%
Health Care                             9.1%             14.3%
Futures Contracts                      43.7%              0.0%
Equity Index Swap Agreements           94.6%              0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------
Microsoft Corp.                         3.9%
Qualcomm, Inc.                          3.8%
Apple Computer, Inc.                    3.2%
Google, Inc. -- Class A                 2.6%
Cisco Systems, Inc.                     2.0%
Starbucks Corp.                         1.9%
Intel Corp.                             1.8%
Amgen, Inc.                             1.7%
Oracle Corp.                            1.5%
eBay, Inc.                              1.4%
--------------------------------------------
Top Ten Total                          23.8%
--------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


10 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

MID-CAP ADVANTAGE FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index.

INCEPTION: October 1, 2001

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                               MID-CAP ADVANTAGE FUND   S&P MIDCAP 400 INDEX
                               ----------------------   --------------------
Other                                   2.3%                    2.4%
Financials                             16.3%                   17.8%
Information Technology                 15.4%                   16.5%
Industrials                            15.4%                   14.5%
Consumer Discretionary                 13.2%                   14.4%
Energy                                 10.4%                   10.5%
Health Care                             9.6%                   10.0%
Utilities                               7.5%                    9.0%
Materials                               4.7%                    5.0%
Futures Contracts                      48.1%                    0.0%
Equity Index Swap Agreements           58.8%                    0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------
Peabody Energy Corp.                    1.4%
Noble Energy, Inc.                      1.2%
CH Robinson Worldwide, Inc.             1.2%
Questar Corp.                           1.1%
Lam Research Corp.                      1.1%
Joy Global, Inc.                        1.0%
RSA Security, Inc.                      1.0%
Omnicare, Inc.                          1.0%
WR Berkley Corp.                        1.0%
Grant Prideco, Inc.                     1.0%
--------------------------------------------
Top Ten Total                          11.0%
--------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

INVERSE MID-CAP FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index.

INCEPTION: May 3, 2004

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                     INVERSE MID-CAP FUND  S&P MIDCAP 400 INDEX
                                     --------------------  --------------------
Other                                        0.0%                  2.4%
Financials                                   0.0%                 17.8%
Information Technology                       0.0%                 16.7%
Industrials                                  0.0%                 14.5%
Consumer Discretionary                       0.0%                 14.4%
Energy                                       0.0%                 10.5%
Health Care                                  0.0%                  9.8%
Utilities                                    0.0%                  9.0%
Materials                                    0.0%                  5.0%
Futures Contracts Short Sales               -6.3%                  0.0%
Equity Index Swap Agreements Short Sales  -111.4%                  0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 11

--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index.

INCEPTION: October 1, 2001

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                 RUSSELL 2000(R)        RUSSELL
                                  ADVANTAGE FUND     2000(R) INDEX
                                 ----------------    --------------
Other                                  6.8%               9.0%
Financials                            14.1%              19.4%
Information Technology                12.3%              19.1%
Consumer Discretionary                 9.8%              17.0%
Industrials                            9.4%              12.4%
Health Care                            7.9%              11.5%
Materials                              0.0%               6.1%
Energy                                 4.0%               5.7%
Futures Contracts                     42.7%               0.0%
Equity Index Swap Agreements          43.4%               0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------
Federal Home Loan Bank                       6.1%
Alexandria Real Estate Equities, Inc.        0.2%
Maverick Tube Corp.                          0.2%
Hologic, Inc.                                0.2%
RSA Security, Inc.                           0.2%
Highwoods Properties, Inc.                   0.2%
Interdigital Communications Corp.            0.2%
Phillips-Van Heusen                          0.2%
LaSalle Hotel Properties                     0.2%
Nicor, Inc.                                  0.2%
-------------------------------------------------
Top Ten Total                                7.9%
-------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

INVERSE RUSSELL 2000(R) FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Russell 2000(R) Index.

INCEPTION: May 3, 2004

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                              INVERSE RUSSELL      RUSSELL
                                               2000(R) FUND     2000(R) INDEX
                                              ---------------   -------------
Other                                               0.0%             9.0%
Financials                                          0.0%            19.4%
Information Technology                              0.0%            19.1%
Consumer Discretionary                              0.0%            17.0%
Industrials                                         0.0%            12.4%
Health Care                                         0.0%            11.5%
Materials                                           0.0%             6.1%
Energy                                              0.0%             5.7%
Futures Contracts Short Sales                     -27.0%             0.0%
Equity Index Swap Agreements Short Sales          -74.0%             0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


12 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

GOVERNMENT LONG BOND ADVANTAGE FUND

OBJECTIVE: To provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years.

INCEPTION: August 18, 1997

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                             GOVERNMENT
                                             LONG BOND
                                           ADVANTAGE FUND
                                           --------------
U.S. Treasury Obligations                      78.8%
Futures Contracts                              41.3%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in U.S. Government securities and in derivative instruments; such as futures and options contracts.

INVERSE GOVERNMENT LONG BOND FUND

OBJECTIVE: To provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years.

INCEPTION: May 1, 2003

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                              INVERSE
                                             GOVERNMENT
                                           LONG BOND FUND
                                           --------------
U.S. Treasury Obligations Short Sales          -74.9%
Futures Contracts Short Sales                  -25.1%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 13

--------------------------------------------------------------------------------

EUROPE ADVANTAGE FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 Index.

INCEPTION: October 1, 2001

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                               EUROPE         DOW JONES
                                           ADVANTAGE FUND   STOXX 50 INDEX
                                           --------------   --------------
Other                                          10.4%            12.9%
Financials                                     14.5%            36.9%
Energy                                          9.0%            15.7%
Health Care                                     5.8%             0.0%
Telecommunication Services                      5.7%             0.0%
Information Technology                          4.9%             0.0%
Consumer, Non-cyclical                          0.0%            21.7%
Communications                                  0.0%            12.8%
Equity Index Swap Agreements                   74.9%             0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------------
BP PLC -- SP ADR                                 3.5%
HSBC Holdings PLC -- SP ADR                      3.1%
GlaxoSmithKline PLC -- SP ADR                    2.3%
Novartis AG -- SP ADR                            2.2%
Royal Dutch Shell PLC -- SP ADR                  2.0%
Total SA -- SP ADR                               1.8%
Vodafone Group PLC -- SP ADR                     1.7%
E.ON AG -- SP ADR                                1.6%
Banco Santander Central Hispano SA -- SP ADR     1.6%
UBS AG                                           1.5%
-----------------------------------------------------
Top Ten Total                                   21.3%
-----------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

JAPAN ADVANTAGE FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index.

INCEPTION: October 1, 2001

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                               JAPAN        TOPIX 100
                                           ADVANTAGE FUND     INDEX
                                           --------------   ---------
Other                                            0.0%          5.7%
Financial                                        0.0%         29.9%
Consumer, Cyclical                               0.0%         23.7%
Industrial                                       0.0%         14.6%
Consumer, Non-cyclical                           0.0%          8.7%
Communications                                   0.0%          5.8%
Basic Materials                                  0.0%          5.8%
Technology                                       0.0%          5.8%
Futures Contracts                               12.6%          0.0%
Equity Index Swap Agreements                   112.5%          0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


14 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

DYNAMIC DOW FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average.

INCEPTION: May 3, 2004

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                                        DOW JONES INDUSTRIAL
                                     DYNAMIC DOW FUND         AVERAGE
                                     ----------------   --------------------
Other                                      7.3%                 6.9%
Industrials                               13.9%                26.7%
Consumer Staples                           8.2%                15.8%
Financials                                 7.5%                14.6%
Information Technology                     5.6%                12.9%
Consumer Discretionary                     4.8%                 9.2%
Health Care                                4.4%                 8.6%
Materials                                  0.0%                 5.3%
Futures Contracts                         70.9%                 0.0%
Equity Index Swap Agreements              78.0%                 0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------
Boeing Co.                                 3.0%
3M Co.                                     3.0%
International Business Machines Corp.      2.8%
Caterpillar, Inc.                          2.8%
Altria Group, Inc.                         2.7%
United Technologies Corp.                  2.4%
Exxon Mobil Corp.                          2.3%
Johnson & Johnson, Inc.                    2.2%
American International Group, Inc.         2.2%
Procter & Gamble Co.                       2.1%
-----------------------------------------------
Top Ten Total                             25.5%
-----------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

INVERSE DYNAMIC DOW FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse performance of the Dow Jones Industrial Average.

INCEPTION: May 3, 2004

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                        INVERSE DYNAMIC   DOW JONES INDUSTRIAL
                                           DOW FUND             AVERAGE
                                        ---------------   --------------------
Other                                         0.0%                6.9%
Industrials                                   0.0%               26.7%
Consumer Staples                              0.0%               15.8%
Financials                                    0.0%               14.6%
Information Technology                        0.0%               12.9%
Consumer Discretionary                        0.0%                9.2%
Health Care                                   0.0%                8.6%
Materials                                     0.0%                5.3%
Futures Contracts Short Sales               -85.1%                0.0%
Equity Index Swap Agreements Short Sales   -112.6%                0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 15

--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index.

INCEPTION: May 3, 2004

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                                  S&P SMALLCAP
                                                  600/CITIGROUP
                                     SMALL-CAP     PURE VALUE
                                     VALUE FUND       INDEX
                                     ----------   -------------
Other                                   3.1%           3.3%
Consumer Discretionary                 22.5%          23.1%
Materials                              18.9%          18.2%
Industrials                            17.6%          18.4%
Financials                             12.1%          11.7%
Utilities                              11.4%          11.7%
Information Technology                  8.7%           8.1%
Consumer Staples                        5.4%           5.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------
Volt Information Sciences, Inc.            1.8%
Group 1 Automotive, Inc.                   1.5%
Alliance One International, Inc.           1.5%
Kellwood Co.                               1.3%
Chaparral Steel Co.                        1.2%
A. Schulman, Inc.                          1.2%
Central Vermont Public Service Corp.       1.2%
LandAmerica Financial Group, Inc.          1.1%
Myers Industries, Inc.                     1.1%
A.O. Smith Corp.                           1.1%
-----------------------------------------------
Top Ten Total                             13.0%
-----------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

MID-CAP VALUE FUND

OBJECTIVE: To provide investment results that match the performance of the benchmark for mid-cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index.

INCEPTION: May 3, 2004

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                                   S&P MIDCAP
                                                  400/CITIGROUP
                                      MID-CAP      PURE VALUE
                                     VALUE FUND       INDEX
                                     ----------   -------------
Other                                   6.8%           7.4%
Utilities                              24.8%          24.9%
Financials                             16.8%          16.2%
Industrials                            15.6%          14.6%
Consumer Discretionary                 13.6%          13.5%
Materials                              12.4%          12.5%
Information Technology                  9.7%          10.8%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------
Atmel Corp.                                3.2%
Northeast Utilities                        2.1%
ArvinMeritor, Inc.                         2.0%
NSTAR                                      1.8%
Pepco Holdings, Inc.                       1.8%
Alaska Air Group, Inc.                     1.7%
Furniture Brands International, Inc.       1.7%
American Financial Group, Inc./OH          1.7%
Tecumseh Products Co. -- Class A           1.6%
Steel Dynamics, Inc.                       1.6%
-----------------------------------------------
Top Ten Total                             19.2%
-----------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


16 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index.

INCEPTION: May 3, 2004

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                                       S&P
                                                  500/CITIGROUP
                                     LARGE-CAP     PURE VALUE
                                     VALUE FUND       INDEX
                                     ----------   -------------
Other                                   4.7%           8.9%
Financials                             20.6%          20.8%
Utilities                              17.3%          16.6%
Consumer Discretionary                 17.0%          16.9%
Materials                              10.6%          11.5%
Industrials                            10.2%          10.2%
Consumer Staples                        8.7%           8.8%
Information Technology                  5.3%           6.4%
Telecommunication Services              5.2%           0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------
Ryder System, Inc.                         2.1%
Dillard's, Inc. -- Class A                 2.0%
United States Steel Corp.                  1.9%
General Motors Corp.                       1.5%
OfficeMax, Inc.                            1.5%
ConocoPhillips                             1.4%
Allied Waste Industries, Inc.              1.3%
Big Lots, Inc.                             1.3%
Ford Motor Co.                             1.2%
Circuit City Stores, Inc.                  1.2%
-----------------------------------------------
Top Ten Total                             15.4%
-----------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

SMALL-CAP GROWTH FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index.

INCEPTION: May 3, 2004

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                                  S&P SMALLCAP
                                                  600/CITIGROUP
                                     SMALL-CAP     PURE GROWTH
                                    GROWTH FUND       INDEX
                                    -----------   -------------
Other                                   5.3%           7.9%
Health Care                            25.0%          21.7%
Consumer Discretionary                 22.9%          24.6%
Information Technology                 19.4%          19.8%
Energy                                  9.6%           9.1%
Financials                              9.5%           8.9%
Industrials                             8.0%           8.1%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------
Hansen Natural Corp.                       2.4%
j2 Global Communications, Inc.             2.0%
Christopher & Banks Corp.                  2.0%
Frontier Oil Corp.                         1.9%
Biolase Technology, Inc.                   1.8%
Coinstar, Inc.                             1.6%
Shuffle Master, Inc.                       1.4%
Odyssey HealthCare, Inc.                   1.4%
Ceradyne, Inc.                             1.3%
Multimedia Games, Inc.                     1.3%
-----------------------------------------------
Top Ten Total                             17.1%
-----------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 17

--------------------------------------------------------------------------------

MID-CAP GROWTH FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index.

INCEPTION: May 3, 2004

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                                   S&P MIDCAP
                                                  400/CITIGROUP
                                      MID-CAP      PURE GROWTH
                                    GROWTH FUND       INDEX
                                    -----------   -------------
Other                                   1.0%           2.2%
Consumer Discretionary                 28.3%          27.4%
Information Technology                 19.4%          18.4%
Industrials                            16.2%          15.3%
Health Care                            16.0%          16.0%
Energy                                 10.8%          10.9%
Financials                              7.8%           9.8%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------
Cognizant Technology Solutions
   Corp. -- Class A                        2.7%
Aeropostale, Inc.                          2.4%
Corporate Executive Board Co.              2.2%
Sepracor, Inc.                             2.1%
Western Digital Corp.                      2.0%
GameStop Corp. -- Class A                  2.0%
Scientific Games Corp. -- Class A          2.0%
Corinthian Colleges, Inc.                  1.9%
Expeditors International Washington, Inc.  1.9%
ITT Educational Services, Inc.             1.9%
-----------------------------------------------
Top Ten Total                             21.1%
-----------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

LARGE-CAP GROWTH FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index.

INCEPTION: May 3, 2004

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                                     S&P 500/
                                                     CITIGROUP
                                     LARGE-CAP      PURE GROWTH
                                    GROWTH FUND        INDEX
                                    -----------     -----------
Other                                   5.6%            5.6%
Consumer Discretionary                 26.7%           26.3%
Health Care                            24.4%           25.1%
Information Technology                 16.7%           17.2%
Financials                              9.3%            9.3%
Consumer Staples                        8.6%            8.6%
Energy                                  8.3%            8.5%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------
International Game Technology, Inc.        2.0%
Google, Inc. -- Class A                    1.8%
XTO Energy, Inc.                           1.8%
Nvidia Corp.                               1.7%
Fisher Scientific International, Inc.      1.4%
Amazon.Com, Inc.                           1.3%
Countrywide Financial Corp.                1.3%
Devon Energy Corp.                         1.3%
AutoZone, Inc.                             1.2%
Forest Laboratories, Inc.                  1.2%
-----------------------------------------------
Top Ten Total                             15.0%
-----------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


18 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

DYNAMIC STRENGTHENING DOLLAR FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index.

INCEPTION: September 30, 2005

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                      DYNAMIC
                                   STRENGTHENING
                                    DOLLAR FUND      U.S. DOLLAR INDEX
                                 -----------------   -----------------
Other                                    0.0%               7.8%
Euro                                     0.0%              57.6%
Japanese Yen                             0.0%              13.6%
British Pound                            0.0%              11.9%
Canadian Dollar                          0.0%               9.1%
Currency Index Swap Agreements         200.6%               0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments; such as currency index swap agreements, futures contracts, and options on index futures.

DYNAMIC WEAKENING DOLLAR FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the U.S Dollar Index.

INCEPTION: September 30, 2005

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                              DYNAMIC
                                             WEAKENING
                                            DOLLAR FUND   U.S. DOLLAR INDEX
                                            -----------   -----------------
Other                                            0.0%            7.8%
Euro                                             0.0%           57.6%
Japanese Yen                                     0.0%           13.6%
British Pound                                    0.0%           11.9%
Canadian Dollar                                  0.0%            9.1%
Futures Contracts Short Sales                   -1.1%            0.0%
Currency Index Swap Agreements Short Sales    -198.6%            0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments; such as currency index swap agreements, futures contracts, and options on index futures.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 19

--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND

OBJECTIVE: To provide long-term capital appreciation.

INCEPTION: November 29, 2005

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                               MULTI-CAP
                                 CORE
                                EQUITY
                                 FUND
                               ---------
Other                            9.61%
Financials                      21.34%
Information Technology          15.90%
Industrials                     12.77%
Consumer Discretionary          12.27%
Health Care                     11.92%
Energy                           8.30%
Consumer Staples                 5.54%
Futures Contracts                1.60%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------
Exxon Mobil Corp.                          1.2%
General Electric Co.                       1.1%
Citigroup, Inc.                            1.0%
Bank of America Corp.                      0.9%
Pfizer, Inc.                               0.8%
Altria Group, Inc.                         0.7%
J.P. Morgan Chase & Co.                    0.7%
Microsoft Corp.                            0.6%
International Business Machines Corp.      0.6%
ConocoPhillips                             0.5%
-----------------------------------------------
Top Ten Total                              8.1%
-----------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

SECTOR ROTATION FUND

OBJECTIVE: Seeks long-term capital appreciation.

INCEPTION: May 1, 2002

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                SECTOR
                               ROTATION
                                 FUND
                               --------
Other                            0.59%
Industrials                     33.91%
Utilities                       13.99%
Consumer Discretionary          13.53%
Energy                           9.74%
Financials                       9.73%
Materials                        9.12%
Consumer Staples                 8.24%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------
Avon Products, Inc.                        2.5%
Brookfield Asset Management,
   Inc. -- Class A                         2.1%
TXU Corp.                                  1.9%
Estee Lauder Cos., Inc. -- Class A         1.8%
Brookfield Properties Corp.                1.5%
Fluor Corp.                                1.5%
ABB Ltd. -- SP ADR                         1.5%
Emerson Electric Co.                       1.4%
Alberto-Culver Co.                         1.4%
BHP Billiton Ltd. -- SP ADR                1.4%
-----------------------------------------------
Top Ten Total                             17.0%
-----------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


20 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE: To provide security of principal, high current income, and liquidity.

INCEPTION: May 7, 1997

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                            U.S.
                                         GOVERNMENT
                                        MONEY MARKET
                                            FUND
                                        ------------
Repurchase Agreements                      42.1%
Freddie Mac - FADN                         20.8%
Federal Home Loan Bank - FADN              14.0%
Federal Farm Credit Bank - FADN            13.7%
Farmer Mac - FADN                          14.0%

FADN - Federal Agency Discount Notes

The Fund invests principally in U.S. Government securities.

BANKING FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.

INCEPTION: May 2, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                      BANKING FUND
                                      ------------
Commercial Banks                          61%
Thrifts & Mortgage Finance                28%
Diversified Financial Services            11%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------
Bank of America Corp.                      5.9%
J.P. Morgan Chase & Co.                    4.7%
Wells Fargo & Co.                          4.2%
Wachovia Corp.                             3.5%
U.S. Bancorp                               2.9%
Washington Mutual, Inc.                    2.7%
Fannie Mae                                 2.6%
Freddie Mac                                2.4%
SunTrust Banks, Inc.                       2.1%
Golden West Financial Corp.                1.9%
-----------------------------------------------
Top Ten Total                             32.9%
-----------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 21

--------------------------------------------------------------------------------

BASIC MATERIALS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the mining, manufacture or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

INCEPTION: May 2, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                  BASIC MATERIALS FUND
                                  --------------------
Other                                      5%
Chemicals                                 46%
Metals & Mining                           28%
Containers & Packaging                    12%
Paper & Forest Products                    9%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------
EI Du Pont de Nemours & Co.                3.4%
Dow Chemical Co.                           3.3%
Alcoa, Inc.                                3.0%
Newmont Mining Corp.                       2.6%
Monsanto Co.                               2.6%
Nucor Corp.                                2.3%
Praxair, Inc.                              2.3%
Phelps Dodge Corp.                         2.3%
International Paper Co.                    2.1%
Southern Copper Corp.                      2.1%
-----------------------------------------------
Top Ten Total                             26.0%
-----------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

BIOTECHNOLOGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or biological engineering and in the design, manufacture or sale of related biotechnology products or services.

INCEPTION: May 2, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                     BIOTECHNOLOGY FUND
                                     ------------------
Biotechnology                               86%
Life Sciences Tools & Services              14%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------
Genentech, Inc.                           10.4%
Amgen, Inc.                                9.5%
Gilead Sciences, Inc.                      5.7%
Celgene Corp.                              4.7%
Biogen Idec, Inc.                          4.4%
Genzyme Corp.                              4.3%
Applera Corp. - Applied Biosystems
   Group                                   3.0%
Amylin Pharmaceuticals, Inc.               2.6%
Medimmune, Inc.                            2.5%
Vertex Pharmaceuticals, Inc.               2.2%
-----------------------------------------------
Top Ten Total                             49.3%
-----------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


22 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

COMMODITIES FUND

OBJECTIVE: Seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the GSCI(R) Total Return Index.

INCEPTION: September 30, 2005

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                        COMMODITIES
                                            FUND
                                        ------------
Commodity Index Swap Agreements            100.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments; such as commodity index swap agreements, futures contracts, and options on index futures.

CONSUMER PRODUCTS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

INCEPTION: May 29, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                 CONSUMER PRODUCTS FUND
                                 ----------------------
Other                                      1%
Food Products                             34%
Beverages                                 21%
Household Products                        16%
Tobacco                                   11%
Food & Staples Retailing                  11%
Personal Products                          6%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------
Procter & Gamble Co.                        6.4%
Altria Group, Inc.                          6.0%
Coca-Cola Co.                               4.9%
PepsiCo, Inc.                               4.9%
Kraft Foods, Inc. -- Class A                3.5%
Anheuser-Busch Cos., Inc.                   2.9%
Archer-Daniels-Midland Co.                  2.8%
Colgate-Palmolive Co.                       2.7%
Kimberly-Clark Corp.                        2.6%
Kellogg Co.                                 2.2%
------------------------------------------------
Top Ten Total                              38.9%
------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 23

--------------------------------------------------------------------------------

ELECTRONICS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

INCEPTION: August 3, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                            ELECTRONICS FUND
                                            ----------------
Semiconductors & Semiconductor Equipment          100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------
Intel Corp.                                 9.5%
Texas Instruments, Inc.                     6.1%
Applied Materials, Inc.                     4.5%
Micron Technology, Inc.                     3.0%
Analog Devices, Inc.                        2.9%
Linear Technology Corp.                     2.9%
Broadcom Corp. -- Class A                   2.9%
Maxim Integrated Products, Inc.             2.7%
Advanced Micro Devices, Inc.                2.7%
Freescale Semiconductor, Inc. --
   Class B                                  2.7%
------------------------------------------------
Top Ten Total                              39.9%
------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

ENERGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production and development of oil, gas, coal and alternative sources of energy.

INCEPTION: May 29, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                        ENERGY FUND
                                        -----------
Other                                        1%
Oil, Gas & Consumable Fuels                 70%
Energy Equipment & Services                 29%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------
Exxon Mobil Corp.                           6.4%
BP  PLC -- SP ADR                           5.1%
Total SA -- SP ADR                          4.1%
Chevron Corp.                               4.0%
Royal Dutch Shell  PLC -- SP ADR            3.9%
ConocoPhillips                              3.2%
Schlumberger Ltd.                           2.9%
Occidental Petroleum Corp.                  2.3%
Valero Energy Corp.                         2.2%
Halliburton Co.                             2.0%
------------------------------------------------
Top Ten Total                              36.1%
------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


24 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

ENERGY SERVICES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal and gas exploration and production.

INCEPTION: May 2, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                    ENERGY SERVICES FUND
                                    --------------------
Energy Equipment & Services                96%
Other                                       4%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------
Schlumberger Ltd.                           9.5%
Halliburton Co.                             6.7%
Baker Hughes, Inc.                          6.2%
Transocean, Inc.                            5.5%
Weatherford International Ltd.              4.7%
BJ Services Co.                             3.9%
National Oilwell Varco, Inc.                3.6%
Smith International, Inc.                   3.5%
Diamond Offshore Drilling, Inc.             3.4%
Nabors Industries Ltd.                      3.4%
------------------------------------------------
Top Ten Total                              50.4%
------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

FINANCIAL SERVICES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies involved in the financial services sector.

INCEPTION: July 20, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                  FINANCIAL SERVICES FUND
                                  -----------------------
Other                                       5%
Insurance                                  24%
Commercial Banks                           22%
Real Estate Investment Trusts              17%
Capital Markets                            15%
Thrifts & Mortgage Finance                  9%
Diversified Financial Services              8%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------
Bank of America Corp.                       2.1%
Citigroup, Inc.                             1.9%
American International Group, Inc.          1.5%
J.P. Morgan Chase & Co.                     1.4%
Wells Fargo & Co.                           1.2%
Wachovia Corp.                              1.1%
Goldman Sachs Group, Inc.                   1.1%
Morgan Stanley                              1.1%
Merrill Lynch & Co., Inc.                   1.0%
Washington Mutual, Inc.                     1.0%
------------------------------------------------
Top Ten Total                              13.4%
------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 25

--------------------------------------------------------------------------------

HEALTH CARE FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the health care industry.

INCEPTION: June 19, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                      HEALTH CARE FUND
                                      ----------------
Other                                        6%
Pharmaceuticals                             36%
Health Care Providers & Services            22%
Health Care Equipment & Supplies            19%
Biotechnology                               17%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------
Johnson & Johnson, Inc.                     6.4%
Pfizer, Inc.                                6.1%
Genentech, Inc.                             3.6%
Merck & Co., Inc.                           3.5%
Amgen, Inc.                                 3.3%
Abbott Laboratories                         3.1%
Eli Lilly & Co.                             2.9%
Wyeth                                       2.8%
UnitedHealth Group, Inc.                    2.7%
Medtronic, Inc.                             2.7%
------------------------------------------------
Top Ten Total                              37.1%
------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

INTERNET FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

INCEPTION: May 24, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                           INTERNET FUND
                                           -------------
Other                                          20%
Real Estate Investment Trusts                  29%
Semiconductors & Semiconductor Equipment       23%
Capital Markets                                13%
Commercial Services & Supplies                  8%
IT Services                                     7%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------
Cisco Systems, Inc.                         8.5%
Google, Inc. -- Class A                     8.0%
Time Warner, Inc.                           7.2%
Qualcomm, Inc.                              5.9%
Yahoo!, Inc.                                5.6%
eBay, Inc.                                  4.5%
Qwest Communications
   International, Inc.                      3.5%
Amazon.Com, Inc.                            3.4%
Symantec Corp.                              3.2%
Intuit, Inc.                                2.8%
------------------------------------------------
Top Ten Total                              52.6%
------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


26 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

LEISURE FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the leisure and entertainment businesses.

INCEPTION: May 22, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                        LEISURE FUND
                                        ------------
Other                                        4%
Hotels, Restaurants & Leisure               61%
Media                                       25%
Leisure Equipment & Products                10%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------
The Walt Disney Co.                         6.8%
Time Warner, Inc.                           5.6%
News Corp. -- Class A                       4.4%
McDonald's Corp.                            4.0%
Las Vegas Sands Corp.                       3.8%
Starbucks Corp.                             3.4%
Viacom, Inc. -- Class B                     3.0%
Carnival Corp.                              3.0%
Marriott International, Inc. -- Class A     2.6%
Yum! Brands, Inc.                           2.4%
------------------------------------------------
Top Ten Total                              39.0%
------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

PRECIOUS METALS FUND

OBJECTIVE: To provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

INCEPTION: May 29, 1997

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                    PRECIOUS METALS FUND
                                    --------------------
Metals & Mining                            100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------
Newmont Mining Corp.                       13.2%
Freeport-McMoRan
   Copper & Gold, Inc. -- Class B           8.5%
Barrick Gold Corp.                          8.2%
Goldcorp, Inc.                              6.5%
AngloGold Ashanti Ltd. -- SP ADR            4.9%
Glamis Gold Ltd.                            4.8%
Gold Fields Ltd. -- SP ADR                  4.8%
Agnico-Eagle Mines Ltd.                     4.5%
Harmony Gold Mining Co. Ltd. --
   SP ADR                                   3.8%
Bema Gold Corp.                             3.4%
------------------------------------------------
Top Ten Total                              62.6%
------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 27

--------------------------------------------------------------------------------

REAL ESTATE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITS").

INCEPTION: October 1, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                      REAL ESTATE FUND
                                      ----------------
Other                                        3%
Real Estate Investment Trusts               97%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------
Simon Property Group, Inc.                  2.5%
Equity Office Properties Trust              2.2%
Vornado Realty Trust                        2.2%
Equity Residential                          2.0%
Prologis                                    2.0%
General Growth Properties, Inc.             2.0%
Archstone-Smith Trust                       2.0%
Boston Properties, Inc.                     1.8%
Public Storage, Inc.                        1.8%
Host Hotels & Resorts, Inc.                 1.7%
------------------------------------------------
Top Ten Total                              20.2%
------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

RETAILING FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail-order operations and other companies involved in selling products to consumers.

INCEPTION: July 23, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                      RETAILING FUND
                                      --------------
Other                                       7%
Specialty Retail                           57%
Multiline Retail                           19%
Food & Staples Retailing                   17%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------
Wal-Mart Stores, Inc.                       6.9%
Home Depot, Inc.                            3.8%
Walgreen Co.                                3.2%
Lowe's Cos., Inc.                           3.2%
Target Corp.                                2.9%
Sears Holdings Corp.                        2.6%
Costco Wholesale Corp.                      2.6%
Best Buy Co., Inc.                          2.5%
CVS Corp.                                   2.4%
Kohl's Corp.                                2.2%
------------------------------------------------
Top Ten Total                              32.3%
------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


28 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

TECHNOLOGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

INCEPTION: May 2, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                         TECHNOLOGY FUND
                                         ---------------
Other                                           2%
Semiconductors & Semiconductor Equipment       20%
Software                                       20%
Communications Equipment                       14%
IT Services                                    13%
Computers & Peripherals                        12%
Electronic Equipment & Instruments             12%
Internet Software & Services                    7%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------
Microsoft Corp.                             2.8%
International Business Machines Corp.       2.1%
Cisco Systems, Inc.                         2.0%
Intel Corp.                                 2.0%
Google, Inc. -- Class A                     1.9%
Hewlett-Packard Co.                         1.8%
Oracle Corp.                                1.7%
Qualcomm, Inc.                              1.4%
Yahoo!, Inc.                                1.3%
Dell, Inc.                                  1.3%
------------------------------------------------
Top Ten Total                              18.3%
------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

TELECOMMUNICATIONS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the development, manufacture or sale of communications services or communications equipment.

INCEPTION: July 27, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                        TELECOMMUNICATIONS FUND
                                        -----------------------
Communications Equipment                         54%
Diversified Telecommunication Services           25%
Wireless Telecommunication Services              21%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------
Vodafone Group  PLC -- SP ADR               6.7%
AT&T, Inc.                                  6.2%
Cisco Systems, Inc.                         6.1%
Verizon Communications, Inc.                5.8%
Nokia OYJ -- SP ADR                         5.5%
BellSouth Corp.                             4.8%
Qualcomm, Inc.                              4.3%
Sprint Nextel Corp.                         3.9%
Motorola, Inc.                              3.9%
Telefonaktiebolaget LM Ericsson --
   SP ADR                                   3.8%
------------------------------------------------
Top Ten Total                              51.0%
------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 29

FUND PROFILES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

TRANSPORTATION FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution or sale of transportation equipment.

INCEPTION: June 11, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                     TRANSPORTATION FUND
                                     -------------------
Other                                        4%
Road & Rail                                 44%
Air Freight & Logistics                     31%
Airlines                                    15%
Commercial Banks                             6%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------
United Parcel Service, Inc. -- Class B      9.4%
FedEx Corp.                                 7.6%
Burlington Northern Santa Fe Corp.          6.6%
Union Pacific Corp.                         6.3%
Norfolk Southern Corp.                      6.0%
CSX Corp.                                   5.4%
Expeditors International
   Washington, Inc.                         5.0%
Southwest Airlines Co.                      4.4%
CH Robinson Worldwide, Inc.                 4.0%
Ryder System, Inc.                          2.7%
------------------------------------------------
Top Ten Total                              57.4%
------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

UTILITIES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that operate public utilities.

INCEPTION: May 2, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                       UTILITIES FUND
                                       --------------
Other                                        1%
Multi-Utilities                             39%
Electric Utilities                          35%
Gas Utilities                               15%
Independent Power Producers &
  Energy Traders                            10%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------
Exelon Corp.                                3.6%
TXU Corp.                                   3.4%
Dominion Resources/VA, Inc.                 3.0%
Duke Energy Corp.                           2.9%
Southern Co.                                2.7%
FirstEnergy Corp.                           2.5%
Public Service Enterprise Group, Inc.       2.3%
FPL Group, Inc.                             2.3%
Entergy Corp.                               2.2%
PG&E Corp.                                  2.1%
------------------------------------------------
Top Ten Total                              27.0%
------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


30 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   NOVA FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 62.3%

FINANCIALS 13.4%
   DIVERSIFIED FINANCIALS 3.5%
   Citigroup, Inc.                                    17,907   $       863,834
   Bank of America Corp.                              12,450           598,845
   J.P. Morgan Chase & Co.+                           12,515           525,630
   Moody's Corp.+                                      2,900           157,934
                                                               ---------------
   TOTAL DIVERSIFIED FINANCIALS                                      2,146,243
                                                               ---------------
   INSURANCE 3.0%
   American International Group, Inc.                  6,597           389,553
   Loews Corp.                                         5,970           211,636
   Genworth Financial, Inc. -- Class A                 5,980           208,343
   ACE Ltd.                                            4,010           202,866
   Aon Corp.+                                          5,420           188,724
   Ambac Financial Group, Inc.+                        2,080           168,688
   UnumProvident Corp.                                 8,970           162,626
   Principal Financial Group, Inc.+                    2,120           117,978
   MetLife, Inc.+                                      1,890            96,787
   Hartford Financial Services Group,
      Inc.+                                              640            54,144
   AFLAC, Inc.                                           990            45,887
                                                               ---------------
   TOTAL INSURANCE                                                   1,847,232
                                                               ---------------
   BANKS 2.6%
   Wachovia Corp.+                                     8,373           452,812
   Wells Fargo & Co.+                                  3,740           250,879
   PNC Financial Services Group, Inc.+                 3,250           228,052
   KeyCorp                                             5,691           203,055
   U.S. Bancorp+                                       6,320           195,162
   AmSouth Bancorp+                                    6,790           179,596
   Zions Bancorporation                                1,530           119,248
                                                               ---------------
   TOTAL BANKS                                                       1,628,804
                                                               ---------------
   CAPITAL MARKETS 2.1%
   Lehman Brothers Holdings, Inc.+                     3,914           254,997
   Charles Schwab Corp.+                              12,880           205,822
   State Street Corp.+                                 3,307           192,104
   E*Trade Financial Corp.*                            6,410           146,276
   Bank of New York Co., Inc.                          4,290           138,138
   Legg Mason, Inc.+                                   1,300           129,376
   Goldman Sachs Group, Inc.+                            830           124,857
   Merrill Lynch & Co., Inc.+                            930            64,691
   Morgan Stanley                                      1,020            64,474
                                                               ---------------
   TOTAL CAPITAL MARKETS                                             1,320,735
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 1.0%
   Washington Mutual, Inc.+                            6,740           307,209
   MGIC Investment Corp.+                              2,640           171,600
   Sovereign Bancorp, Inc.+                            7,319           148,639
   Fannie Mae+                                           200             9,620
                                                               ---------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                    637,068
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   CONSUMER FINANCE 0.6%
   Capital One Financial Corp.+                        2,896   $       247,463
   American Express Co.                                2,700           143,694
                                                               ---------------
   TOTAL CONSUMER FINANCE                                              391,157
                                                               ---------------
   REAL ESTATE 0.6%
   Boston Properties, Inc.+                            1,850           167,240
   Public Storage, Inc.+                               1,220            92,598
   ProLogis                                            1,210            63,065
   KIMCO Realty Corp.+                                 1,210            44,153
   Vornado Realty Trust+                                  60             5,853
                                                               ---------------
   TOTAL REAL ESTATE                                                   372,909
                                                               ---------------
TOTAL FINANCIALS                                                     8,344,148
                                                               ---------------
INFORMATION TECHNOLOGY 9.2%
   COMPUTERS & PERIPHERALS 2.2%
   International Business Machines
      Corp.                                            6,330           486,271
   Hewlett-Packard Co.+                               14,356           454,798
   NCR Corp.*+                                         4,690           171,842
   QLogic Corp.*+                                      9,260           159,642
   Dell, Inc.*                                         1,830            44,670
   Apple Computer, Inc.*                                 630            35,986
                                                               ---------------
   TOTAL COMPUTERS & PERIPHERALS                                     1,353,209
                                                               ---------------
   SOFTWARE 1.9%
   Microsoft Corp.                                    36,718           855,529
   CA, Inc.+                                           7,103           145,967
   Compuware Corp.*                                   18,104           121,297
   Oracle Corp.*+                                      1,640            23,764
   Autodesk, Inc.*                                       480            16,541
   Parametric Technology Corp.*+                         830            10,549
                                                               ---------------
   TOTAL SOFTWARE                                                    1,173,647
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 1.7%
   Cisco Systems, Inc.*+                              25,180           491,765
   Motorola, Inc.+                                    15,740           317,161
   Tellabs, Inc.*                                     11,550           153,731
   Qualcomm, Inc.                                      2,240            89,757
                                                               ---------------
   TOTAL COMMUNICATIONS EQUIPMENT                                    1,052,414
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.6%
   Intel Corp.                                        11,130           210,913
   Freescale Semiconductor, Inc. --
      Class B*+                                        6,350           186,690
   National Semiconductor Corp.+                       7,109           169,550
   LSI Logic Corp.*+                                  15,320           137,114
   Advanced Micro Devices, Inc.*+                      5,175           126,373
   Micron Technology, Inc.*+                           6,350            95,631
   Texas Instruments, Inc.+                            1,568            47,495
   Nvidia Corp.*                                       1,590            33,851
                                                               ---------------
   TOTAL SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT                                                      1,007,617
                                                               ---------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   NOVA FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   INTERNET SOFTWARE & SERVICES 0.9%
   Google, Inc. -- Class A*+                             680   $       285,144
   Yahoo!, Inc.*+                                      4,960           163,680
   eBay, Inc.*+                                        3,788           110,951
                                                               ---------------
   TOTAL INTERNET SOFTWARE & SERVICES                                  559,775
                                                               ---------------
   IT CONSULTING & SERVICES 0.7%
   Affiliated Computer Services, Inc. --
      Class A*                                         3,370           173,926
   Convergys Corp.*+                                   8,900           173,550
   Electronic Data Systems Corp.+                      2,940            70,736
                                                               ---------------
   TOTAL IT CONSULTING & SERVICES                                      418,212
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.1%
   Agilent Technologies, Inc.*+                        2,095            66,118
   Jabil Circuit, Inc.+                                1,480            37,888
   Tektronix, Inc.                                        60             1,765
                                                               ---------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            105,771
                                                               ---------------
   OFFICE ELECTRONICS 0.1%
   Xerox Corp.*+                                       3,140            43,677
                                                               ---------------
   TOTAL OFFICE ELECTRONICS                                             43,677
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         5,714,322
                                                               ---------------
HEALTH CARE 7.7%
   PHARMACEUTICALS 4.0%
   Pfizer, Inc.                                       25,828           606,183
   Johnson & Johnson, Inc.                             7,450           446,404
   Merck & Co., Inc.                                  12,049           438,945
   Wyeth                                               7,830           347,730
   Forest Laboratories, Inc.*                          4,470           172,944
   Mylan Laboratories, Inc.+                           8,296           165,920
   Barr Pharmaceuticals, Inc.*                         3,280           156,423
   Abbott Laboratories+                                1,550            67,596
   Eli Lilly & Co.+                                      780            43,111
   King Pharmaceuticals, Inc.*                         1,490            25,330
   Bristol-Myers Squibb Co.+                             340             8,793
                                                               ---------------
   TOTAL PHARMACEUTICALS                                             2,479,379
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 1.7%
   WellPoint, Inc.*                                    4,390           319,460
   UnitedHealth Group, Inc.                            6,020           269,576
   Aetna, Inc.+                                        5,840           233,191
   Express Scripts, Inc.*                              1,270            91,110
   Coventry Health Care, Inc.*                         1,440            79,114
   McKesson Corp.                                      1,380            65,246
   IMS Health, Inc.+                                     670            17,989
                                                               ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                            1,075,686
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.0%
   Becton, Dickinson & Co.                             3,400           207,842
   Zimmer Holdings, Inc.*                              3,420           193,982
   St. Jude Medical, Inc.*                             3,050            98,881
   C.R. Bard, Inc.                                     1,100            80,586
   Medtronic, Inc.+                                      980            45,982
                                                               ---------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              627,273
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   BIOTECHNOLOGY 1.0%
   Amgen, Inc.*+                                       5,408   $       352,764
   Gilead Sciences, Inc.*+                             2,190           129,560
   Applera Corp. -- Applied
      Biosystems Group+                                3,570           115,490
                                                               ---------------
   TOTAL BIOTECHNOLOGY                                                 597,814
                                                               ---------------
TOTAL HEALTH CARE                                                    4,780,152
                                                               ---------------
INDUSTRIALS 7.3%
   INDUSTRIAL CONGLOMERATES 2.6%
   General Electric Co.                               32,980         1,087,021
   Tyco International Ltd.+                            9,593           263,807
   Textron, Inc.                                       2,120           195,422
   3M Co.+                                               681            55,004
                                                               ---------------
   TOTAL INDUSTRIAL CONGLOMERATES                                    1,601,254
                                                               ---------------
   AEROSPACE & DEFENSE 1.5%
   Boeing Co.+                                         3,210           262,931
   Raytheon Co.                                        4,910           218,839
   Northrop Grumman Corp.                              2,990           191,539
   General Dynamics Corp.                              1,980           129,611
   United Technologies Corp.                             933            59,171
   Lockheed Martin Corp.+                                660            47,348
   L-3 Communications Holdings, Inc.                     490            36,956
                                                               ---------------
   TOTAL AEROSPACE & DEFENSE                                           946,395
                                                               ---------------
   MACHINERY 1.0%
   Caterpillar, Inc.+                                  3,518           262,021
   Cummins, Inc.+                                      1,550           189,487
   Parker Hannifin Corp.                               2,330           180,808
   Navistar International Corp.*                         260             6,399
                                                               ---------------
   TOTAL MACHINERY                                                     638,715
                                                               ---------------
   AIR FREIGHT & COURIERS 0.7%
   United Parcel Service, Inc. --
      Class B+                                         5,100           419,883
                                                               ---------------
   TOTAL AIR FREIGHT & COURIERS                                        419,883
                                                               ---------------
   ROAD & RAIL 0.5%
   Norfolk Southern Corp.                              4,370           232,571
   Burlington Northern Santa Fe Corp.+                 1,080            85,590
                                                               ---------------
   TOTAL ROAD & RAIL                                                   318,161
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.4%
   Monster Worldwide, Inc.*+                           3,650           155,709
   Equifax, Inc.                                       3,060           105,080
   Robert Half International, Inc.                        70             2,940
   Waste Management, Inc.+                                10               359
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                264,088
                                                               ---------------
   ELECTRICAL EQUIPMENT 0.3%
   Emerson Electric Co.+                               2,270           190,249
   Cooper Industries Ltd. -- Class A                      80             7,433
                                                               ---------------
   TOTAL ELECTRICAL EQUIPMENT                                          197,682
                                                               ---------------
   BUILDING PRODUCTS 0.1%
   American Standard Cos., Inc.+                       1,640            70,963
                                                               ---------------
   TOTAL BUILDING PRODUCTS                                              70,963
                                                               ---------------

                                              See Notes to Financial Statements.


32 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   NOVA FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   AIRLINES 0.1%
   Southwest Airlines Co.+                             2,390   $        39,124
                                                               ---------------
   TOTAL AIRLINES                                                       39,124
                                                               ---------------
   CONSTRUCTION & ENGINEERING 0.1%
   Fluor Corp.                                           290            26,950
                                                               ---------------
   TOTAL CONSTRUCTION & ENGINEERING                                     26,950
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.0%
   W.W. Grainger, Inc.                                   250            18,808
                                                               ---------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                               18,808
                                                               ---------------
TOTAL INDUSTRIALS                                                    4,542,023
                                                               ---------------
CONSUMER DISCRETIONARY 6.5%
   MEDIA 2.2%
   The Walt Disney Co.+                               12,590           377,700
   McGraw-Hill Cos., Inc.+                             4,170           209,459
   Omnicom Group, Inc.+                                2,230           198,671
   Gannett Co., Inc.                                   3,480           194,636
   Meredith Corp.                                      3,240           160,509
   Time Warner, Inc.+                                  6,150           106,395
   Comcast Corp. -- Class A*+                          2,490            81,523
   Viacom, Inc. -- Class B*+                             980            35,123
                                                               ---------------
   TOTAL MEDIA                                                       1,364,016
                                                               ---------------
   SPECIALTY RETAIL 1.3%
   Office Depot, Inc.*+                                4,700           178,600
   Sherwin-Williams Co.                                3,570           169,504
   TJX Cos., Inc.                                      7,380           168,707
   AutoZone, Inc.*                                     1,900           167,580
   Home Depot, Inc.+                                   3,080           110,233
   Lowe's Cos., Inc.                                     150             9,100
                                                               ---------------
   TOTAL SPECIALTY RETAIL                                              803,724
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 1.0%
   McDonald's Corp.                                    8,562           287,683
   Darden Restaurants, Inc.+                           4,900           193,060
   Carnival Corp.+                                     3,210           133,985
                                                               ---------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                 614,728
                                                               ---------------
   MULTILINE RETAIL 0.7%
   J.C. Penney Holding Co., Inc.+                      3,210           216,707
   Nordstrom, Inc.+                                    4,979           181,734
   Federated Department Stores, Inc.+                  1,034            37,844
   Target Corp.+                                         440            21,503
                                                               ---------------
   TOTAL MULTILINE RETAIL                                              457,788
                                                               ---------------
   HOUSEHOLD DURABLES 0.4%
   Whirlpool Corp.+                                    1,340           110,751
   Stanley Works                                       1,490            70,358
   Snap-On, Inc.                                       1,490            60,226
   KB Home+                                              210             9,628
                                                               ---------------
   TOTAL HOUSEHOLD DURABLES                                            250,963
                                                               ---------------
   AUTOMOBILES 0.3%
   Harley-Davidson, Inc.+                              2,840           155,888
                                                               ---------------
   TOTAL AUTOMOBILES                                                   155,888
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   TEXTILES & APPAREL 0.2%
   Jones Apparel Group, Inc.                           4,240   $       134,790
                                                               ---------------
   TOTAL TEXTILES & APPAREL                                            134,790
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 0.1%
   Hasbro, Inc.                                        3,630            65,740
   Mattel, Inc.+                                          30               495
                                                               ---------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                   66,235
                                                               ---------------
   AUTO COMPONENTS 0.1%
   Goodyear Tire & Rubber Co.*+                        4,605            51,116
   Johnson Controls, Inc.+                               110             9,044
                                                               ---------------
   TOTAL AUTO COMPONENTS                                                60,160
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.1%
   Apollo Group, Inc. -- Class A*+                       940            48,570
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 48,570
                                                               ---------------
   INTERNET & CATALOG RETAIL 0.1%
   Amazon.com, Inc.*+                                  1,040            40,227
                                                               ---------------
   TOTAL INTERNET & CATALOG RETAIL                                      40,227
                                                               ---------------
   DISTRIBUTORS 0.0%
   Genuine Parts Co.                                     580            24,163
                                                               ---------------
   TOTAL DISTRIBUTORS                                                   24,163
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         4,021,252
                                                               ---------------
ENERGY 6.3%
   OIL & GAS 5.1%
   Exxon Mobil Corp.+                                 18,140         1,112,889
   ConocoPhillips                                      5,530           362,381
   Occidental Petroleum Corp.+                         3,030           310,727
   Valero Energy Corp.+                                4,660           309,983
   Chevron Corp.+                                      4,953           307,383
   Marathon Oil Corp.                                  3,190           265,727
   EOG Resources, Inc.+                                3,210           222,582
   Sunoco, Inc.                                        2,370           164,217
   Anadarko Petroleum Corp.+                           2,170           103,487
                                                               ---------------
   TOTAL OIL & GAS                                                   3,159,376
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 1.2%
   Schlumberger Ltd.+                                  3,676           239,344
   Halliburton Co.                                     2,890           214,467
   Weatherford International Ltd.*+                    2,920           144,890
   Rowan Cos., Inc.+                                   3,781           134,566
   Noble Corp.+                                          530            39,443
   Nabors Industries Ltd.*+                              180             6,082
                                                               ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                   778,792
                                                               ---------------
TOTAL ENERGY                                                         3,938,168
                                                               ---------------
CONSUMER STAPLES 5.8%
   BEVERAGES 1.4%
   PepsiCo, Inc.                                       3,010           180,720
   Pepsi Bottling Group, Inc.+                         5,470           175,861
   Constellation Brands, Inc. --
      Class A*                                         6,980           174,500

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   NOVA FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   Molson Coors Brewing Co. --
      Class B+                                         2,570   $       174,452
   Coca-Cola Co.                                       3,370           144,977
   Coca-Cola Enterprises, Inc.                           200             4,074
                                                               ---------------
   TOTAL BEVERAGES                                                     854,584
                                                               ---------------
   HOUSEHOLD PRODUCTS 1.3%
   Procter & Gamble Co.                               10,551           586,636
   Colgate-Palmolive Co.                               4,330           259,367
                                                               ---------------
   TOTAL HOUSEHOLD PRODUCTS                                            846,003
                                                               ---------------
   FOOD & DRUG RETAILING 1.3%
   CVS Corp.+                                          8,280           254,196
   Wal-Mart Stores, Inc.+                              5,180           249,520
   Kroger Co.+                                        10,210           223,191
   Walgreen Co.                                        1,200            53,808
   Costco Wholesale Corp.+                               510            29,136
                                                               ---------------
   TOTAL FOOD & DRUG RETAILING                                         809,851
                                                               ---------------
   TOBACCO 0.9%
   Altria Group, Inc.+                                 5,185           380,735
   Reynolds American, Inc.+                            1,700           196,010
   UST, Inc.+                                             50             2,259
                                                               ---------------
   TOTAL TOBACCO                                                       579,004
                                                               ---------------
   FOOD PRODUCTS 0.8%
   General Mills, Inc.+                                4,240           219,038
   Campbell Soup Co.                                   5,050           187,406
   Dean Foods Co.*+                                    1,870            69,545
                                                               ---------------
   TOTAL FOOD PRODUCTS                                                 475,989
                                                               ---------------
   PERSONAL PRODUCTS 0.1%
   Avon Products, Inc.                                 1,830            56,730
   Alberto-Culver Co. -- Class B                         398            19,391
                                                               ---------------
   TOTAL PERSONAL PRODUCTS                                              76,121
                                                               ---------------
TOTAL CONSUMER STAPLES                                               3,641,552
                                                               ---------------
UTILITIES 2.1%
   ELECTRIC UTILITIES 1.2%
   Edison International                                5,070           197,730
   Allegheny Energy, Inc.*+                            4,870           180,531
   TXU Corp.                                           2,870           171,597
   American Electric Power Co., Inc.                   4,830           165,428
   Progress Energy, Inc.+                                630            27,008
                                                               ---------------
   TOTAL ELECTRIC UTILITIES                                            742,294
                                                               ---------------
   MULTI-UTILITIES 0.9%
   Duke Energy Corp.+                                  6,740           197,954
   Xcel Energy, Inc.+                                  9,680           185,662
   TECO Energy, Inc.+                                 10,184           152,149
   Sempra Energy                                         390            17,737
   Constellation Energy Group, Inc.                       50             2,726
                                                               ---------------
   TOTAL MULTI-UTILITIES                                               556,228
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   GAS UTILITIES 0.0%
   Nicor, Inc.+                                          260   $        10,790
                                                               ---------------
   TOTAL GAS UTILITIES                                                  10,790
                                                               ---------------
TOTAL UTILITIES                                                      1,309,312
                                                               ---------------
TELECOMMUNICATION SERVICES 2.1%
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.6%
   AT&T, Inc.+                                        14,420           402,174
   Embarq Corp.*+                                      4,290           175,847
   CenturyTel, Inc.+                                   4,560           169,404
   Verizon Communications, Inc.+                       4,950           165,775
   BellSouth Corp.+                                    2,189            79,242
   Citizens Communications Co.+                          100             1,305
                                                               ---------------
   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                        993,747
                                                               ---------------
   WIRELESS TELECOMMUNICATION SERVICES 0.5%
   Alltel Corp.+                                       3,350           213,831
   Sprint Nextel Corp.+                                4,020            80,360
                                                               ---------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                           294,191
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                     1,287,938
                                                               ---------------
MATERIALS 1.9%
   CHEMICALS 1.0%
   Monsanto Co.+                                       2,761           232,449
   Ashland, Inc.+                                      2,730           182,091
   Sigma-Aldrich Corp.+                                2,260           164,166
   Dow Chemical Co.+                                   1,219            47,578
                                                               ---------------
   TOTAL CHEMICALS                                                     626,284
                                                               ---------------
   METALS & MINING 0.6%
   Nucor Corp.+                                        2,760           149,730
   Allegheny Technologies, Inc.                        1,980           137,095
   Freeport-McMoRan Copper &
      Gold, Inc. -- Class B+                           1,610            89,210
                                                               ---------------
   TOTAL METALS & MINING                                               376,035
                                                               ---------------
   PAPER & FOREST PRODUCTS 0.2%
   Louisiana-Pacific Corp.+                            5,500           120,450
                                                               ---------------
   TOTAL PAPER & FOREST PRODUCTS                                       120,450
                                                               ---------------
   CONTAINERS & PACKAGING 0.1%
   Sealed Air Corp.+                                   1,220            63,537
   Temple-Inland, Inc.                                    70             3,001
                                                               ---------------
   TOTAL CONTAINERS & PACKAGING                                         66,538
                                                               ---------------
   CONSTRUCTION MATERIALS 0.0%
   Vulcan Materials Co.                                  330            25,740
                                                               ---------------
   TOTAL CONSTRUCTION MATERIALS                                         25,740
                                                               ---------------
TOTAL MATERIALS                                                      1,215,047
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $33,842,515)                                               38,793,914
                                                               ---------------

                                              See Notes to Financial Statements.


34 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
   NOVA FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 32.5%
Repurchase Agreement (Note 5)
   5.17% due 07/03/06                        $     4,189,229   $     4,189,229
   4.55% due 07/03/06++                            3,725,395         3,725,395
   4.44% due 07/03/06                              5,605,296         5,605,296
   4.40% due 07/03/06                              3,736,864         3,736,864
   4.10% due 07/03/06                              2,989,491         2,989,491
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $20,246,275)                                               20,246,275
                                                               ---------------

SECURITIES LENDING COLLATERAL 16.8%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank (Note 8)                             10,456,961        10,456,961
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $10,456,961)                                               10,456,961
                                                               ---------------
TOTAL INVESTMENTS 111.6%
   (Cost $64,545,751)                                          $    69,497,150
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (11.6)%                                      $    (7,223,874)
                                                               ===============
NET ASSETS - 100.0%                                            $    62,273,276

-------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2006 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $9,982,050)                              156   $         6,445
                                                               ===============

                                                       UNITS
                                             ---------------
EQUITY INDEX SWAP AGREEMENTS
September 2006 S&P 500 Index
   Swap, Maturing 09/26/06**
   (Notional Market Value
   $37,977,497)                                       29,899   $       720,874
September 2006 S&P 500 Index
   Swap, Maturing 09/11/06**
   (Notional Market Value
   $6,791,803)                                         5,347            85,328
                                                               ---------------
(TOTAL NOTIONAL MARKET
   VALUE $44,769,300)                                          $       806,202
                                                               ===============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2006.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   INVERSE S&P 500 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 24.6%
Farmer Mac*
   5.25% due 09/29/06                        $    10,000,000   $     9,871,667
Federal Farm Credit Bank*
   5.02% due 07/06/06                             10,000,000         9,997,071
Federal Home Loan Bank*
   5.04% due 07/05/06                             10,000,000         9,997,200
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $29,865,938)                                               29,865,938
                                                               ---------------

REPURCHASE AGREEMENTS 80.3%
Repurchase Agreement (Note 5)
   5.17% due 07/03/06                             21,294,902        21,294,902
   4.55% due 07/03/06+                            13,765,150        13,765,150
   4.44% due 07/03/06                             28,493,125        28,493,125
   4.40% due 07/03/06                             18,995,417        18,995,417
   4.10% due 07/03/06                             15,196,333        15,196,333
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $97,744,927)                                               97,744,927
                                                               ---------------
TOTAL INVESTMENTS 104.9%
   (Cost $127,610,865)                                         $   127,610,865
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (4.9)%                                       $    (5,903,799)
                                                               ===============
NET ASSETS - 100.0%                                            $   121,707,066

-------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          LOSS
                                                   CONTRACTS          (NOTE 1)
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2006 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $1,279,750)                               20   $       (17,535)
                                                               ===============

                                                       UNITS
                                             ---------------
EQUITY INDEX SWAP AGREEMENTS
SOLD SHORT
September 2006 S&P 500 Index
   Swap, Maturing 09/26/06**
   (Notional Market Value
   $114,706,275)                                      90,306   $    (2,172,617)
September 2006 S&P 500 Index
   Swap, Maturing 09/11/2006**
   (Notional Market Value
   $5,282,920)                                         4,159          (174,327)
                                                               ---------------
(TOTAL NOTIONAL MARKET
   VALUE $119,989,195)                                         $    (2,346,944)
                                                               ===============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2006.

                                              See Notes to Financial Statements.


36 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   OTC FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 89.4%

INFORMATION TECHNOLOGY 54.4%
   SOFTWARE 15.0%
   Microsoft Corp.                                   182,750   $     4,258,075
   Oracle Corp.*+                                     95,011         1,376,709
   Electronic Arts, Inc.*+                            30,660         1,319,606
   Adobe Systems, Inc.*+                              31,080           943,589
   Symantec Corp.*+                                   38,003           590,567
   Intuit, Inc.*                                       7,901           477,141
   Check Point Software
      Technologies Ltd.*                              26,708           469,527
   Autodesk, Inc.*                                    13,140           452,804
   Citrix Systems, Inc.*                              11,268           452,298
   BEA Systems, Inc.*                                 24,810           324,763
   Red Hat, Inc.*+                                    11,218           262,501
                                                               ---------------
   TOTAL SOFTWARE                                                   10,927,580
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 10.5%
   Qualcomm, Inc.                                     98,133         3,932,189
   Cisco Systems, Inc.*+                             135,670         2,649,635
   Tellabs, Inc.*+                                    21,340           284,036
   Juniper Networks, Inc.*+                           14,432           230,768
   JDS Uniphase Corp.*+                               87,810           222,159
   Telefonaktiebolaget LM
      Ericsson -- SP ADR+                              5,450           180,068
   Research In Motion, Ltd.*+                          1,461           101,934
   Comverse Technology, Inc.*                          4,357            86,138
                                                               ---------------
   TOTAL COMMUNICATIONS EQUIPMENT                                    7,686,927
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 10.3%
   Intel Corp.                                        97,645         1,850,373
   Altera Corp.*+                                     49,920           876,096
   Applied Materials, Inc.                            49,190           800,813
   Broadcom Corp. -- Class A*+                        22,137           665,217
   Marvell Technology Group Ltd.*                     14,450           640,569
   Lam Research Corp.*                                12,173           567,505
   Xilinx, Inc.+                                      21,093           477,756
   Nvidia Corp.*                                      20,860           444,109
   Maxim Integrated Products, Inc.                    11,338           364,063
   Novellus Systems, Inc.*+                           12,480           308,256
   Microchip Technology, Inc.+                         8,920           299,266
   KLA-Tencor Corp.+                                   6,345           263,762
                                                               ---------------
   TOTAL SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT                                                      7,557,785
                                                               ---------------
   COMPUTERS & PERIPHERALS 7.9%
   Apple Computer, Inc.*                              59,770         3,414,062
   Dell, Inc.*+                                       40,146           979,964
   Network Appliance, Inc.*+                          20,140           710,942
   SanDisk Corp.*+                                     9,580           488,388
   Sun Microsystems, Inc.*                            46,937           194,789
                                                               ---------------
   TOTAL COMPUTERS & PERIPHERALS                                     5,788,145
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   INTERNET SOFTWARE & SERVICES 6.8%
   Google, Inc. -- Class A*+                           6,435   $     2,698,389
   eBay, Inc.*+                                       40,970         1,200,011
   Yahoo!, Inc.*+                                     18,463           609,279
   Akamai Technologies, Inc.*+                        10,890           394,109
   VeriSign, Inc.*+                                    2,914            67,517
                                                               ---------------
   TOTAL INTERNET SOFTWARE & SERVICES                                4,969,305
                                                               ---------------
   IT CONSULTING & SERVICES 3.1%
   Fiserv, Inc.*                                      29,482         1,337,303
   Paychex, Inc.+                                     18,874           735,709
   CheckFree Corp.*+                                   4,476           221,831
                                                               ---------------
   TOTAL IT CONSULTING & SERVICES                                    2,294,843
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.8%
   CDW Corp.+                                         10,240           559,616
                                                               ---------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            559,616
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                        39,784,201
                                                               ---------------
CONSUMER DISCRETIONARY 14.9%
   MEDIA 4.6%
   EchoStar Communications
      Corp.*+                                         29,560           910,744
   Comcast Corp. -- Class A*+                         27,190           890,201
   Sirius Satellite Radio, Inc.*+                    127,580           606,005
   NTL, Inc.+                                         19,560           487,044
   Lamar Advertising Co. --
      Class A*+                                        7,600           409,336
   Liberty Global, Inc. -- Class A*                    3,367            72,390
                                                               ---------------
   TOTAL MEDIA                                                       3,375,720
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 3.2%
   Starbucks Corp.*+                                  50,433         1,904,350
   Wynn Resorts Ltd.*+                                 5,908           433,056
                                                               ---------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                               2,337,406
                                                               ---------------
   SPECIALTY RETAIL 2.4%
   Staples, Inc.                                      33,100           804,992
   Bed Bath & Beyond, Inc.*+                          14,909           494,532
   Ross Stores, Inc.+                                  8,530           239,266
   Urban Outfitters, Inc.*+                            7,416           129,706
   Petsmart, Inc.+                                     3,040            77,824
                                                               ---------------
   TOTAL SPECIALTY RETAIL                                            1,746,320
                                                               ---------------
   MULTILINE RETAIL 1.8%
   Sears Holdings Corp.*+                              8,390         1,299,107
                                                               ---------------
   TOTAL MULTILINE RETAIL                                            1,299,107
                                                               ---------------
   INTERNET & CATALOG RETAIL 1.6%
   IAC/InterActiveCorp*+                              34,630           917,349
   Amazon.com, Inc.*+                                  5,491           212,392
   Expedia, Inc.*                                      1,496            22,395
                                                               ---------------
   TOTAL INTERNET & CATALOG RETAIL                                   1,152,136
                                                               ---------------
   HOUSEHOLD DURABLES 0.7%
   Garmin Ltd.+                                        5,220           550,397
                                                               ---------------
   TOTAL HOUSEHOLD DURABLES                                            550,397
                                                               ---------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   OTC FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   COMMERCIAL SERVICES & SUPPLIES 0.6%
   Apollo Group, Inc. -- Class A*+                     8,525   $       440,487
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                440,487
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                        10,901,573
                                                               ---------------
HEALTH CARE 12.8%
   BIOTECHNOLOGY 8.7%
   Amgen, Inc.*+                                      31,300         2,041,699
   Gilead Sciences, Inc.*+                            23,930         1,415,699
   Celgene Corp.*+                                    17,690           839,036
   Genzyme Corp.*+                                    13,721           837,667
   Biogen Idec, Inc.*                                 16,449           762,082
   Amylin Pharmaceuticals, Inc.*+                      5,970           294,739
   Medimmune, Inc.*+                                   4,897           132,709
                                                               ---------------
   TOTAL BIOTECHNOLOGY                                               6,323,631
                                                               ---------------
   PHARMACEUTICALS 1.7%
   Teva Pharmaceutical Industries
      Ltd. -- SP ADR+                                 30,854           974,678
   Sepracor, Inc.*+                                    4,973           284,157
                                                               ---------------
   TOTAL PHARMACEUTICALS                                             1,258,835
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.2%
   Biomet, Inc.+                                      16,917           529,333
   Intuitive Surgical, Inc.*+                          1,663           196,184
   DENTSPLY International, Inc.                        2,939           178,104
                                                               ---------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              903,621
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 1.2%
   Express Scripts, Inc.*                              6,291           451,316
   Patterson Cos., Inc.*+                              7,050           246,257
   Lincare Holdings, Inc.*                             3,929           148,673
                                                               ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                              846,246
                                                               ---------------
TOTAL HEALTH CARE                                                    9,332,333
                                                               ---------------
INDUSTRIALS 4.4%
   MACHINERY 1.4%
   Paccar, Inc.+                                       9,227           760,120
   Joy Global, Inc.+                                   5,647           294,152
                                                               ---------------
   TOTAL MACHINERY                                                   1,054,272
                                                               ---------------
   AIR FREIGHT & COURIERS 1.4%
   Expeditors International
      Washington, Inc.                                10,380           581,384
   CH Robinson Worldwide, Inc.+                        8,165           435,194
                                                               ---------------
   TOTAL AIR FREIGHT & COURIERS                                      1,016,578
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.9%
   Cintas Corp.+                                       9,613           382,213
   Monster Worldwide, Inc.*+                           6,600           281,556
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                663,769
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.4%
   Fastenal Co.+                                       7,240           291,700
                                                               ---------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                              291,700
                                                               ---------------
   ELECTRICAL EQUIPMENT 0.3%
   American Power Conversion
      Corp.+                                           9,846           191,899
                                                               ---------------
   TOTAL ELECTRICAL EQUIPMENT                                          191,899
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

TOTAL INDUSTRIALS                                              $     3,218,218
                                                               ---------------
CONSUMER STAPLES 1.5%
   FOOD & DRUG RETAILING 1.5%
   Costco Wholesale Corp.+                            12,490           713,553
   Whole Foods Market, Inc.+                           6,295           406,909
                                                               ---------------
   TOTAL FOOD & DRUG RETAILING                                       1,120,462
                                                               ---------------
TOTAL CONSUMER STAPLES                                               1,120,462
                                                               ---------------
TELECOMMUNICATION SERVICES 0.8%
   WIRELESS TELECOMMUNICATION SERVICES 0.8%
   NII Holdings, Inc. -- Class B*+                     7,061           398,099
   Millicom International
      Cellular SA*+                                    4,680           212,613
                                                               ---------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                           610,712
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                       610,712
                                                               ---------------
ENERGY 0.3%
   ENERGY EQUIPMENT & SERVICES 0.3%
   Patterson-UTI Energy, Inc.+                         7,909           223,904
                                                               ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                   223,904
                                                               ---------------
TOTAL ENERGY                                                           223,904
                                                               ---------------
MATERIALS 0.3%
   CHEMICALS 0.3%
   Sigma-Aldrich Corp.+                                2,650           192,496
                                                               ---------------
   TOTAL CHEMICALS                                                     192,496
                                                               ---------------
TOTAL MATERIALS                                                        192,496
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $44,615,801)                                               65,383,899
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                             ---------------
REPURCHASE AGREEMENTS 2.4%
Repurchase Agreement (Note 5)
   5.17% due 07/03/06                        $       427,265           427,265
   4.55% due 07/03/06++                               32,415            32,415
   4.44% due 07/03/06                                571,691           571,691
   4.40% due 07/03/06                                381,128           381,128
   4.10% due 07/03/06                                304,902           304,902
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,717,401)                                                 1,717,401
                                                               ---------------

SECURITIES LENDING COLLATERAL 28.0%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                             20,502,954        20,502,954
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $20,502,954)                                               20,502,954
                                                               ---------------
TOTAL INVESTMENTS 119.8%
   (Cost $66,836,156)                                          $    87,604,254
                                                               ===============
LIABILITIES IN EXCESS OF

   OTHER ASSETS - (19.8)%                                      $   (14,463,045)
                                                               ===============
NET ASSETS - 100.0%                                            $    73,141,209

-------------------------------------------------------------------------------

                                              See Notes to Financial Statements.


38 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
   OTC FUND
--------------------------------------------------------------------------------

                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2006 Nasdaq 100 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $2,391,375)                               75   $        47,614
                                                               ===============

                                                       UNITS
                                             ---------------
EQUITY INDEX SWAP AGREEMENTS
September 2006 Nasdaq 100 Index
   Swap, Maturing 09/26/2006**
   (Notional Market Value
   $4,231,942)                                         2,687   $         7,815
September 2006 Nasdaq 100 Index
   Swap, Maturing 09/11/06**
   (Notional Market Value
   $1,207,831)                                           767            13,064
                                                               ---------------
(TOTAL NOTIONAL MARKET
   VALUE $5,439,773)                                           $        20,879
                                                               ===============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2006.

      ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   INVERSE OTC FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 43.6%
Farmer Mac*
   5.25% due 09/29/06                        $     5,000,000   $     4,935,833
Federal Home Loan Bank*
   5.04% due 07/05/06                              5,000,000         4,998,600
   5.10% due 07/06/06                              5,000,000         4,997,875
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $14,932,308)                                               14,932,308
                                                               ---------------

REPURCHASE AGREEMENTS 68.0%
Repurchase Agreement (Note 5)
   5.17% due 07/03/06                              4,787,649         4,787,649
   4.55% due 07/03/06+                             1,752,564         1,752,564
   4.45% due 07/03/06+                             2,615,676         2,615,676
   4.44% due 07/03/06                              6,405,996         6,405,996
   4.40% due 07/03/06                              4,270,664         4,270,664
   4.10% due 07/03/06                              3,416,531         3,416,531
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $23,249,080)                                               23,249,080
                                                               ---------------
TOTAL INVESTMENTS 111.6%
   (Cost $38,181,388)                                          $    38,181,388
                                                               ===============
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (11.6)%                                            $    (3,956,195)
                                                               ===============
NET ASSETS - 100.0%                                            $    34,225,193

-------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          LOSS
                                                   CONTRACTS          (NOTE 1)
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2006 Nasdaq 100 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $5,579,875)                              175   $       (78,655)
                                                               ===============

                                                       UNITS
                                             ---------------
EQUITY INDEX SWAP AGREEMENTS
SOLD SHORT
September 2006 Nasdaq 100 Index
   Swap, Maturing 09/11/06**
   (Notional Market Value
   $18,341,387)                                       11,644   $      (578,219)
September 2006 Nasdaq 100 Index
   Swap, Maturing 09/26/06**
   (Notional Market Value
   $10,456,474)                                        6,638          (309,014)
                                                               ---------------
(TOTAL NOTIONAL MARKET
   VALUE $28,797,861)                                          $      (887,233)
                                                               ===============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2006.

                                              See Notes to Financial Statements.


40 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC S&P 500 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 56.2%

FINANCIALS 12.0%
   DIVERSIFIED FINANCIALS 3.1%
   Citigroup, Inc.                                     5,790   $       279,309
   Bank of America Corp.                               5,320           255,892
   J.P. Morgan Chase & Co.+                            4,048           170,016
   Moody's Corp.+                                        280            15,249
   CIT Group, Inc.                                       230            12,027
                                                               ---------------
   TOTAL DIVERSIFIED FINANCIALS                                        732,493
                                                               ---------------
   INSURANCE 2.6%
   American International Group, Inc.                  3,028           178,804
   MetLife, Inc.+                                        880            45,065
   Prudential Financial, Inc.                            570            44,289
   Allstate Corp.                                        740            40,500
   St. Paul Travelers Cos., Inc.+                        808            36,021
   Hartford Financial Services
      Group, Inc.+                                       346            29,272
   AFLAC, Inc.                                           578            26,790
   Chubb Corp.                                           480            23,952
   Progressive Corp.+                                    910            23,396
   ACE Ltd.                                              385            19,477
   Lincoln National Corp.+                               330            18,625
   Principal Financial Group, Inc.+                      320            17,808
   Marsh & McLennan Cos., Inc.+                          640            17,210
   Loews Corp.                                           470            16,662
   Genworth Financial, Inc. --
      Class A                                            430            14,981
   Aon Corp.                                             370            12,883
   XL Capital Ltd.                                       210            12,873
   Ambac Financial Group, Inc.                           120             9,732
   MBIA, Inc.+                                           160             9,368
   Cincinnati Financial Corp.                            199             9,355
   SAFECO Corp.                                          140             7,889
   Torchmark Corp.                                       120             7,286
   UnumProvident Corp.+                                  349             6,327
                                                               ---------------
   TOTAL INSURANCE                                                     628,565
                                                               ---------------
   BANKS 2.4%
   Wells Fargo & Co.+                                  1,957           131,275
   Wachovia Corp.+                                     1,870           101,129
   U.S. Bancorp+                                       2,070            63,922
   SunTrust Banks, Inc.                                  420            32,029
   BB&T Corp.+                                           639            26,576
   Fifth Third Bancorp+                                  646            23,870
   PNC Financial Services
      Group, Inc.+                                       336            23,577
   National City Corp.+                                  630            22,800
   Regions Financial Corp.+                              530            17,554
   KeyCorp                                               470            16,770
   North Fork Bancorporation, Inc.                       540            16,292
   Marshall & Ilsley Corp.+                              260            11,892

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   M&T Bank Corp.                                         90   $        10,613
   AmSouth Bancorp+                                      396            10,474
   Synovus Financial Corp.+                              376            10,069
   Comerica, Inc.                                        190             9,878
   Zions Bancorporation                                  120             9,353
   Compass Bancshares, Inc.                              150             8,340
   Commerce Bancorp, Inc./NJ+                            210             7,491
   Huntington Bancshares, Inc.+                          290             6,838
   First Horizon National Corp.+                         140             5,628
                                                               ---------------
   TOTAL BANKS                                                         566,370
                                                               ---------------
   CAPITAL MARKETS 1.9%
   Morgan Stanley                                      1,250            79,012
   Goldman Sachs Group, Inc.                             500            75,215
   Merrill Lynch & Co., Inc.+                          1,080            75,125
   Lehman Brothers Holdings, Inc.+                       620            40,393
   Bank of New York Co., Inc.                            900            28,980
   State Street Corp.+                                   390            22,655
   Bear Stearns Cos., Inc.+                              140            19,611
   Charles Schwab Corp.                                1,196            19,112
   Mellon Financial Corp.+                               478            16,458
   Franklin Resources, Inc.                              180            15,626
   Legg Mason, Inc.+                                     150            14,928
   Ameriprise Financial, Inc.                            280            12,508
   Northern Trust Corp.+                                 220            12,166
   E*Trade Financial Corp.*                              500            11,410
   T. Rowe Price Group, Inc.                             300            11,343
   Janus Capital Group, Inc.                             250             4,475
   Federated Investors, Inc. --
      Class B                                            100             3,150
                                                               ---------------
   TOTAL CAPITAL MARKETS                                               462,167
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 0.9%
   Fannie Mae+                                         1,129            54,305
   Washington Mutual, Inc.+                            1,120            51,050
   Freddie Mac+                                          808            46,064
   Countrywide Financial Corp.+                          711            27,075
   Golden West Financial Corp.                           300            22,260
   Sovereign Bancorp, Inc.+                              441             8,946
   MGIC Investment Corp.+                                100             6,500
                                                               ---------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                    216,200
                                                               ---------------
   CONSUMER FINANCE 0.6%
   American Express Co.+                               1,438            76,530
   Capital One Financial Corp.+                          350            29,908
   SLM Corp.                                             477            25,243
                                                               ---------------
   TOTAL CONSUMER FINANCE                                              131,681
                                                               ---------------
   REAL ESTATE 0.5%
   Simon Property Group, Inc.+                           210            17,417
   Equity Office Properties Trust+                       430            15,699
   Equity Residential+                                   340            15,208
   ProLogis                                              290            15,115
   Vornado Realty Trust+                                 140            13,657

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC S&P 500 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   Archstone-Smith Trust                                 250   $        12,717
   Boston Properties, Inc.                               110             9,944
   KIMCO Realty Corp.+                                   250             9,123
   Public Storage, Inc.                                  100             7,590
   Plum Creek Timber Co., Inc. (REIT)                    208             7,384
   Apartment Investment &
      Management Co. -- Class A+                         110             4,780
                                                               ---------------
   TOTAL REAL ESTATE                                                   128,634
                                                               ---------------
TOTAL FINANCIALS                                                     2,866,110
                                                               ---------------
INFORMATION TECHNOLOGY 8.4%
   COMPUTERS & PERIPHERALS 1.9%
   International Business
      Machines Corp.                                   1,810           139,044
   Hewlett-Packard Co.+                                3,250           102,960
   Dell, Inc.*+                                        2,650            64,686
   Apple Computer, Inc.*                                 990            56,549
   EMC Corp./MA*                                       2,760            30,277
   Sun Microsystems, Inc.*                             4,079            16,928
   Network Appliance, Inc.*+                             440            15,532
   SanDisk Corp.*+                                       230            11,725
   NCR Corp.*+                                           208             7,621
   Lexmark International, Inc.*                          120             6,700
   QLogic Corp.*+                                        190             3,276
   Gateway, Inc.*+                                       310               589
                                                               ---------------
   TOTAL COMPUTERS & PERIPHERALS                                       455,887
                                                               ---------------
   SOFTWARE 1.7%
   Microsoft Corp.                                    10,220           238,126
   Oracle Corp.*+                                      4,540            65,785
   Adobe Systems, Inc.*+                                 700            21,252
   Symantec Corp.*+                                    1,210            18,804
   Electronic Arts, Inc.*+                               360            15,494
   Intuit, Inc.*                                         200            12,078
   CA, Inc.+                                             527            10,830
   Autodesk, Inc.*                                       270             9,304
   Citrix Systems, Inc.*                                 210             8,429
   BMC Software, Inc.*+                                  250             5,975
   Compuware Corp.*                                      440             2,948
   Novell, Inc.*+                                        390             2,586
   Parametric Technology Corp.*+                         130             1,652
                                                               ---------------
   TOTAL SOFTWARE                                                      413,263
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 1.6%
   Cisco Systems, Inc.*+                               7,110           138,858
   Qualcomm, Inc.                                      1,950            78,137
   Motorola, Inc.+                                     2,880            58,032
   Corning, Inc.*                                      1,813            43,856
   Lucent Technologies, Inc.*+                         5,222            12,637
   Juniper Networks, Inc.*+                              660            10,553
   Tellabs, Inc.*                                        518             6,895
   Avaya, Inc.*+                                         480             5,482
   JDS Uniphase Corp.*+                                1,962             4,964
   Comverse Technology, Inc.*                            240             4,745

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   Ciena Corp.*+                                         680   $         3,271
   ADC Telecommunications, Inc.*                         136             2,293
   Andrew Corp.*                                         190             1,683
                                                               ---------------
   TOTAL COMMUNICATIONS
      EQUIPMENT                                                        371,406
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 1.5%
   Intel Corp.+                                        6,780           128,481
   Texas Instruments, Inc.                             1,820            55,128
   Applied Materials, Inc.                             1,820            29,630
   Broadcom Corp. -- Class A*+                           530            15,926
   Freescale Semiconductor, Inc. --
      Class B*+                                          470            13,818
   Advanced Micro Devices, Inc.*+                        556            13,578
   Analog Devices, Inc.                                  420            13,499
   Micron Technology, Inc.*+                             840            12,650
   Maxim Integrated Products, Inc.                       370            11,881
   Linear Technology Corp.+                              350            11,721
   KLA-Tencor Corp.                                      230             9,561
   National Semiconductor Corp.+                         390             9,301
   Xilinx, Inc.+                                         400             9,060
   Nvidia Corp.*                                         410             8,729
   Altera Corp.*+                                        420             7,371
   LSI Logic Corp.*+                                     459             4,108
   Novellus Systems, Inc.*+                              150             3,705
   Teradyne, Inc.*+                                      230             3,204
   PMC --  Sierra, Inc.*+                                240             2,256
                                                               ---------------
   TOTAL SEMICONDUCTOR &
      SEMICONDUCTOR EQUIPMENT                                          363,607
                                                               ---------------
   INTERNET SOFTWARE & SERVICES 0.8%
   Google, Inc. -- Class A*+                             240           100,639
   Yahoo!, Inc.*+                                      1,460            48,180
   eBay, Inc.*+                                        1,351            39,571
   VeriSign, Inc.*+                                      290             6,719
                                                               ---------------
   TOTAL INTERNET SOFTWARE & SERVICES                                  195,109
                                                               ---------------
   IT CONSULTING & SERVICES 0.6%
   First Data Corp.                                      890            40,086
   Automatic Data Processing, Inc.                       670            30,384
   Paychex, Inc.+                                        390            15,202
   Electronic Data Systems Corp.+                        600            14,436
   Computer Sciences Corp.*                              220            10,657
   Fiserv, Inc.*                                         200             9,072
   Affiliated Computer
      Services, Inc. -- Class A*                         140             7,225
   Sabre Holdings Corp.+                                 150             3,300
   Convergys Corp.*                                      160             3,120
   Unisys Corp.*                                         396             2,487
                                                               ---------------
   TOTAL IT CONSULTING & SERVICES                                      135,969
                                                               ---------------

                                              See Notes to Financial Statements.


42 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC S&P 500 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   ELECTRONIC EQUIPMENT &
      INSTRUMENTS 0.2%
   Agilent Technologies, Inc.*+                          500   $        15,780
   Molex, Inc.+                                          170             5,707
   Jabil Circuit, Inc.+                                  210             5,376
   Solectron Corp.*                                    1,070             3,660
   Symbol Technologies, Inc.+                            303             3,269
   Tektronix, Inc.                                       100             2,942
   Sanmina-SCI Corp.*                                    620             2,852
                                                               ---------------
   TOTAL ELECTRONIC EQUIPMENT &
      INSTRUMENTS                                                       39,586
                                                               ---------------
   OFFICE ELECTRONICS 0.1%
   Xerox Corp.*+                                       1,070            14,884
                                                               ---------------
   TOTAL OFFICE ELECTRONICS                                             14,884
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         1,989,711
                                                               ---------------
HEALTH CARE 6.9%
   PHARMACEUTICALS 3.6%
   Johnson & Johnson, Inc.                             3,450           206,724
   Pfizer, Inc.                                        8,538           200,387
   Merck & Co., Inc.                                   2,540            92,532
   Abbott Laboratories+                                1,780            77,626
   Eli Lilly & Co.+                                    1,321            73,012
   Wyeth                                               1,567            69,590
   Bristol-Myers Squibb Co.+                           2,292            59,271
   Schering-Plough Corp.                               1,730            32,922
   Allergan, Inc.+                                       180            19,307
   Forest Laboratories, Inc.*+                           380            14,702
   Barr Pharmaceuticals, Inc.*                           120             5,723
   Mylan Laboratories, Inc.+                             240             4,800
   King Pharmaceuticals, Inc.*                           280             4,760
   Watson Pharmaceuticals, Inc.*+                        120             2,793
                                                               ---------------
   TOTAL PHARMACEUTICALS                                               864,149
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 1.6%
   UnitedHealth Group, Inc.                            1,570            70,304
   WellPoint, Inc.*                                      740            53,850
   Cardinal Health, Inc.+                                487            31,329
   Aetna, Inc.+                                          660            26,354
   Caremark Rx, Inc.+                                    519            25,882
   HCA, Inc.+                                            480            20,712
   Medco Health Solutions, Inc.*+                        350            20,048
   McKesson Corp.                                        350            16,548
   CIGNA Corp.+                                          140            13,791
   Express Scripts, Inc.*                                170            12,196
   Quest Diagnostics, Inc.+                              190            11,385
   Coventry Health Care, Inc.*                           190            10,439
   AmerisourceBergen Corp.                               240            10,061
   Humana, Inc.*                                         186             9,988
   Laboratory Corporation of
      America Holdings*+                                 150             9,334
   IMS Health, Inc.+                                     230             6,175
   Patterson Cos., Inc.*+                                160             5,589

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   Health Management
      Associates, Inc. -- Class A                        280   $         5,519
   Manor Care, Inc.                                       90             4,223
   Tenet Healthcare Corp.*+                              549             3,832
                                                               ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                              367,559
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.0%
   Medtronic, Inc.+                                    1,411            66,204
   Baxter International, Inc.                            761            27,974
   Boston Scientific Corp.*                            1,420            23,913
   Becton, Dickinson & Co.                               286            17,483
   Zimmer Holdings, Inc.*                                290            16,449
   Stryker Corp.+                                        336            14,149
   St. Jude Medical, Inc.*                               420            13,617
   Fisher Scientific
      International, Inc.*+                              140            10,227
   Biomet, Inc.+                                         290             9,074
   C.R. Bard, Inc.                                       120             8,791
   Hospira, Inc.*                                        180             7,729
   Thermo Electron Corp.*                                190             6,886
   Waters Corp.*+                                        120             5,328
   Millipore Corp.*+                                      60             3,780
   PerkinElmer, Inc.                                     150             3,135
   Bausch & Lomb, Inc.+                                   60             2,942
                                                               ---------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              237,681
                                                               ---------------
   BIOTECHNOLOGY 0.7%
   Amgen, Inc.*+                                       1,370            89,365
   Gilead Sciences, Inc.*+                               530            31,355
   Biogen Idec, Inc.*+                                   400            18,532
   Genzyme Corp.*+                                       300            18,315
   Medimmune, Inc.*+                                     290             7,859
   Applera Corp. --  Applied
      Biosystems Group+                                  220             7,117
                                                               ---------------
   TOTAL BIOTECHNOLOGY                                                 172,543
                                                               ---------------
TOTAL HEALTH CARE                                                    1,641,932
                                                               ---------------
INDUSTRIALS 6.6%
   INDUSTRIAL CONGLOMERATES 2.3%
   General Electric Co.                               12,120           399,475
   3M Co.                                                880            71,078
   Tyco International Ltd.+                            2,375            65,312
   Textron, Inc.                                         150            13,827
                                                               ---------------
   TOTAL INDUSTRIAL CONGLOMERATES                                      549,692
                                                               ---------------
   AEROSPACE & DEFENSE 1.4%
   Boeing Co.                                            930            76,176
   United Technologies Corp.                           1,180            74,836
   Honeywell International, Inc.                         960            38,688
   General Dynamics Corp.                                470            30,766
   Lockheed Martin Corp.+                                410            29,414
   Northrop Grumman Corp.                                400            25,624
   Raytheon Co.                                          520            23,177
   Rockwell Collins, Inc.+                               199            11,118

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC S&P 500 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   L-3 Communications
      Holdings, Inc.+                                    139   $        10,483
   Goodrich Corp.                                        138             5,560
                                                               ---------------
   TOTAL AEROSPACE & DEFENSE                                           325,842
                                                               ---------------
   MACHINERY 0.9%
   Caterpillar, Inc.+                                    780            58,095
   Illinois Tool Works, Inc.                             480            22,800
   Deere & Co.+                                          270            22,542
   Danaher Corp.                                         270            17,366
   Ingersoll-Rand Co. -- Class A+                        380            16,256
   Paccar, Inc.+                                         190            15,652
   Eaton Corp.                                           177            13,346
   Dover Corp.                                           240            11,863
   ITT Industries, Inc.                                  220            10,890
   Parker Hannifin Corp.                                 140            10,864
   Cummins, Inc.+                                         50             6,113
   Pall Corp.                                            150             4,200
   Navistar International Corp.*                          70             1,723
                                                               ---------------
   TOTAL MACHINERY                                                     211,710
                                                               ---------------
   AIR FREIGHT & COURIERS 0.6%
   United Parcel Service, Inc. --
      Class B+                                         1,260           103,736
   FedEx Corp.                                           360            42,069
                                                               ---------------
   TOTAL AIR FREIGHT & COURIERS                                        145,805
                                                               ---------------
   ROAD & RAIL 0.5%
   Burlington Northern Santa Fe
      Corp.+                                             420            33,285
   Union Pacific Corp.                                   310            28,818
   Norfolk Southern Corp.                                480            25,546
   CSX Corp.+                                            258            18,173
   Ryder System, Inc.+                                    70             4,090
                                                               ---------------
   TOTAL ROAD & RAIL                                                   109,912
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.4%
   Waste Management, Inc.                                640            22,963
   Cendant Corp.                                       1,170            19,059
   Pitney Bowes, Inc.+                                   260            10,738
   Robert Half International, Inc.                       199             8,358
   RR Donnelley & Sons Co.                               246             7,860
   Avery Dennison Corp.                                  130             7,548
   Cintas Corp.+                                         160             6,362
   Monster Worldwide, Inc.*+                             147             6,271
   Equifax, Inc.                                         150             5,151
   Allied Waste Industries, Inc.*+                       280             3,181
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 97,491
                                                               ---------------
   ELECTRICAL EQUIPMENT 0.3%
   Emerson Electric Co.+                                 480            40,229
   Rockwell Automation, Inc.+                            210            15,122
   Cooper Industries Ltd. --
      Class A                                            110            10,221

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   American Power
      Conversion Corp.                                   200   $         3,898
                                                               ---------------
   TOTAL ELECTRICAL EQUIPMENT                                           69,470
                                                               ---------------
   BUILDING PRODUCTS 0.1%
   Masco Corp.+                                          460            13,634
   American Standard Cos., Inc.+                         210             9,087
                                                               ---------------
   TOTAL BUILDING PRODUCTS                                              22,721
                                                               ---------------
   AIRLINES 0.1%
   Southwest Airlines Co.+                               820            13,423
                                                               ---------------
   TOTAL AIRLINES                                                       13,423
                                                               ---------------
   CONSTRUCTION & ENGINEERING 0.0%
   Fluor Corp.                                            97             9,014
                                                               ---------------
   TOTAL CONSTRUCTION & ENGINEERING                                      9,014
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.0%
   W.W. Grainger, Inc.                                    90             6,771
                                                               ---------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                                6,771
                                                               ---------------
TOTAL INDUSTRIALS                                                    1,561,851
                                                               ---------------
ENERGY 5.7%
   OIL & GAS 4.6%
   Exxon Mobil Corp.+                                  7,050           432,517
   Chevron Corp.+                                      2,580           160,115
   ConocoPhillips                                      1,920           125,818
   Occidental Petroleum Corp.+                           500            51,275
   Valero Energy Corp.+                                  720            47,894
   Marathon Oil Corp.+                                   420            34,986
   Devon Energy Corp.                                    510            30,809
   Apache Corp.                                          380            25,935
   Anadarko Petroleum Corp.+                             530            25,276
   EOG Resources, Inc.                                   278            19,277
   XTO Energy, Inc.+                                     420            18,593
   Kerr-McGee Corp.                                      262            18,170
   Williams Cos., Inc.                                   686            16,025
   Hess Corp.+                                           280            14,798
   Chesapeake Energy Corp.+                              480            14,520
   El Paso Corp.+                                        810            12,150
   Kinder Morgan, Inc.+                                  120            11,987
   Sunoco, Inc.                                          150            10,393
   Murphy Oil Corp.+                                     186            10,390
   Consol Energy, Inc.+                                  210             9,811
                                                               ---------------
   TOTAL OIL & GAS                                                   1,090,739
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 1.1%
   Schlumberger Ltd.+                                  1,370            89,201
   Halliburton Co.                                       600            44,526
   Baker Hughes, Inc.+                                   400            32,740
   Transocean, Inc.*+                                    380            30,522
   Weatherford International Ltd.*+                      410            20,344
   BJ Services Co.+                                      370            13,786
   National-Oilwell Varco, Inc.*+                        200            12,664
   Nabors Industries Ltd.*+                              360            12,164

                                              See Notes to Financial Statements.


44 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC S&P 500 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   Noble Corp.+                                          160   $        11,907
   Rowan Cos., Inc.+                                     128             4,556
                                                               ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                   272,410
                                                               ---------------
TOTAL ENERGY                                                         1,363,149
                                                               ---------------
CONSUMER DISCRETIONARY 5.7%
   MEDIA 1.9%
   Time Warner, Inc.+                                  4,990            86,327
   Comcast Corp. -- Class A*+                          2,460            80,540
   The Walt Disney Co.+                                2,560            76,800
   News Corp. -- Class A+                              2,760            52,937
   Viacom, Inc. --  Class B*+                            840            30,106
   CBS Corporation+                                      899            24,318
   McGraw-Hill Cos., Inc.                                420            21,097
   Clear Channel
      Communications, Inc.+                              590            18,260
   Omnicom Group, Inc.+                                  200            17,818
   Gannett Co., Inc.                                     280            15,660
   Univision Communications,
      Inc. -- Class A*+                                  260             8,710
   Tribune Co.                                           250             8,108
   EW Scripps Co. -- Class A                             100             4,314
   Interpublic Group of Cos., Inc.*+                     507             4,233
   New York Times Co. -- Class A                         170             4,172
   Meredith Corp.                                         50             2,477
   Dow Jones & Co., Inc.+                                 70             2,451
                                                               ---------------
   TOTAL MEDIA                                                         458,328
                                                               ---------------
   SPECIALTY RETAIL 1.1%
   Home Depot, Inc.                                    2,410            86,254
   Lowe's Cos., Inc.                                     900            54,603
   Best Buy Co., Inc.+                                   470            25,775
   Staples, Inc.                                         850            20,672
   Office Depot, Inc.*                                   340            12,920
   TJX Cos., Inc.                                        530            12,116
   The Gap, Inc.+                                        640            11,136
   Bed Bath & Beyond, Inc.*+                             330            10,946
   Limited Brands, Inc.+                                 400            10,236
   Sherwin-Williams Co.                                  130             6,172
   Tiffany & Co.+                                        160             5,283
   AutoZone, Inc.*                                        59             5,204
   Circuit City Stores, Inc.                             180             4,900
   AutoNation, Inc.*                                     167             3,580
   OfficeMax, Inc.+                                       80             3,260
   RadioShack Corp.+                                     160             2,240
                                                               ---------------
   TOTAL SPECIALTY RETAIL                                              275,297
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 0.9%
   McDonald's Corp.                                    1,450            48,720
   Starbucks Corp.*+                                     890            33,606
   Carnival Corp.+                                       507            21,162
   Yum! Brands, Inc.                                     320            16,086
   Harrah's Entertainment, Inc.+                         220            15,660

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   International Game
      Technology, Inc.                                   400   $        15,176
   Starwood Hotels & Resorts
      Worldwide, Inc.+                                   250            15,085
   Marriott International, Inc. --
      Class A+                                           380            14,486
   Hilton Hotels Corp.                                   390            11,029
   Wendy's International, Inc.                           140             8,161
   Darden Restaurants, Inc.                              150             5,910
                                                               ---------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                 205,081
                                                               ---------------
   MULTILINE RETAIL 0.6%
   Target Corp.                                        1,010            49,359
   Federated Department
      Stores, Inc.                                       644            23,570
   Kohl's Corp.*                                         396            23,412
   J.C. Penney Holding Co., Inc.+                        270            18,228
   Sears Holdings Corp.*+                                110            17,032
   Nordstrom, Inc.+                                      250             9,125
   Dollar General Corp.                                  360             5,033
   Family Dollar Stores, Inc.+                           180             4,397
   Dillard's, Inc. -- Class A                             70             2,230
   Big Lots, Inc.*+                                      130             2,220
                                                               ---------------
   TOTAL MULTILINE RETAIL                                              154,606
                                                               ---------------
   HOUSEHOLD DURABLES 0.4%
   Fortune Brands, Inc.                                  170            12,072
   Newell Rubbermaid, Inc.+                              320             8,266
   D.R. Horton, Inc.+                                    320             7,622
   Black & Decker Corp.+                                  90             7,601
   Whirlpool Corp.                                        90             7,438
   Pulte Homes, Inc.+                                    250             7,197
   Lennar Corp. -- Class A+                              160             7,099
   Centex Corp.+                                         140             7,042
   Harman International
      Industries, Inc.+                                   80             6,830
   Leggett & Platt, Inc.+                                210             5,246
   KB Home+                                               90             4,127
   Stanley Works                                          80             3,778
   Snap-On, Inc.                                          70             2,829
                                                               ---------------
   TOTAL HOUSEHOLD DURABLES                                             87,147
                                                               ---------------
   AUTOMOBILES 0.2%
   General Motors Corp.+                                 660            19,661
   Harley-Davidson, Inc.                                 310            17,016
   Ford Motor Co.+                                     2,186            15,149
                                                               ---------------
   TOTAL AUTOMOBILES                                                    51,826
                                                               ---------------
   TEXTILES & APPAREL 0.2%
   Nike, Inc. -- Class B+                                220            17,820
   Coach, Inc.*+                                         450            13,455
   VF Corp.+                                             100             6,792
   Liz Claiborne, Inc.                                   119             4,410
   Jones Apparel Group, Inc.                             130             4,133
                                                               ---------------
   TOTAL TEXTILES & APPAREL                                             46,610
                                                               ---------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC S&P 500 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   LEISURE EQUIPMENT & PRODUCTS 0.1%
   Eastman Kodak Co.+                                    326   $         7,752
   Mattel, Inc.+                                         450             7,429
   Brunswick Corp.+                                      110             3,658
   Hasbro, Inc.                                          200             3,622
                                                               ---------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                   22,461
                                                               ---------------
   AUTO COMPONENTS 0.1%
   Johnson Controls, Inc.+                               230            18,910
   Goodyear Tire & Rubber Co.*+                          210             2,331
   Cooper Tire & Rubber Co.+                              70               780
                                                               ---------------
   TOTAL AUTO COMPONENTS                                                22,021
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.1%
   H&R Block, Inc.+                                      380             9,067
   Apollo Group, Inc. -- Class A*+                       160             8,267
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 17,334
                                                               ---------------
   INTERNET & CATALOG RETAIL 0.1%
   Amazon.com, Inc.*+                                    360            13,925
                                                               ---------------
   TOTAL INTERNET & CATALOG RETAIL                                      13,925
                                                               ---------------
   DISTRIBUTORS 0.0%
   Genuine Parts Co.                                     200             8,332
                                                               ---------------
   TOTAL DISTRIBUTORS                                                    8,332
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         1,362,968
                                                               ---------------
CONSUMER STAPLES 5.4%
   FOOD & DRUG RETAILING 1.4%
   Wal-Mart Stores, Inc.+                              2,915           140,416
   Walgreen Co.                                        1,180            52,911
   Costco Wholesale Corp.+                               550            31,422
   CVS Corp.+                                            950            29,165
   Sysco Corp.+                                          720            22,003
   Kroger Co.+                                           840            18,362
   Safeway, Inc.+                                        520            13,520
   Whole Foods Market, Inc.+                             160            10,342
   Supervalu, Inc.+                                      237             7,276
                                                               ---------------
   TOTAL FOOD & DRUG RETAILING                                         325,417
                                                               ---------------
   HOUSEHOLD PRODUCTS 1.2%
   Procter & Gamble Co.                                3,820           212,392
   Colgate-Palmolive Co.+                                600            35,940
   Kimberly-Clark Corp.+                                 540            33,318
   Clorox Co.                                            180            10,975
                                                               ---------------
   TOTAL HOUSEHOLD PRODUCTS                                            292,625
                                                               ---------------
   BEVERAGES 1.2%
   PepsiCo, Inc.                                       1,928           115,757
   Coca-Cola Co.                                       2,390           102,818
   Anheuser-Busch Cos., Inc.                             898            40,940
   Brown-Forman Corp. -- Class B                         100             7,145
   Coca-Cola Enterprises, Inc.                           350             7,129
   Constellation Brands, Inc. --
      Class A*                                           230             5,750
   Pepsi Bottling Group, Inc.+                           160             5,144

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   Molson Coors Brewing Co. --
      Class B+                                            70   $         4,752
                                                               ---------------
   TOTAL BEVERAGES                                                     289,435
                                                               ---------------
   TOBACCO 0.8%
   Altria Group, Inc.+                                 2,432           178,582
   Reynolds American, Inc.                               100            11,530
   UST, Inc.+                                            190             8,586
                                                               ---------------
   TOTAL TOBACCO                                                       198,698
                                                               ---------------
   FOOD PRODUCTS 0.7%
   Archer-Daniels-Midland Co.                            759            31,331
   General Mills, Inc.+                                  410            21,181
   H.J. Heinz Co.+                                       390            16,076
   Sara Lee Corp.                                        890            14,258
   Kellogg Co.                                           280            13,560
   ConAgra Foods, Inc.+                                  606            13,399
   WM Wrigley Jr Co.+                                    260            11,794
   Hershey Co.                                           210            11,565
   Campbell Soup Co.                                     220             8,164
   Dean Foods Co.*+                                      160             5,950
   McCormick & Co., Inc.                                 150             5,032
   Tyson Foods, Inc. -- Class A                          290             4,309
                                                               ---------------
   TOTAL FOOD PRODUCTS                                                 156,619
                                                               ---------------
   PERSONAL PRODUCTS 0.1%
   Avon Products, Inc.                                   520            16,120
   Estee Lauder Cos., Inc. --
      Class A+                                           140             5,414
   Alberto-Culver Co. -- Class B                          90             4,385
                                                               ---------------
   TOTAL PERSONAL PRODUCTS                                              25,919
                                                               ---------------
TOTAL CONSUMER STAPLES                                               1,288,713
                                                               ---------------
UTILITIES 1.9%
   ELECTRIC UTILITIES 1.0%
   Exelon Corp.+                                         778            44,214
   TXU Corp.                                             540            32,287
   Southern Co.+                                         860            27,563
   FirstEnergy Corp.                                     380            20,600
   FPL Group, Inc.+                                      468            19,366
   Entergy Corp.+                                        240            16,980
   American Electric Power Co., Inc.                     460            15,755
   Edison International                                  376            14,664
   PPL Corp.+                                            438            14,147
   Progress Energy, Inc.+                                290            12,432
   Allegheny Energy, Inc.*+                              190             7,043
   Pinnacle West Capital Corp.+                          120             4,789
                                                               ---------------
   TOTAL ELECTRIC UTILITIES                                            229,840
                                                               ---------------
   MULTI-UTILITIES 0.9%
   Duke Energy Corp.                                   1,438            42,234
   Dominion Resources, Inc./VA                           396            29,617
   Public Service Enterprise
      Group, Inc.                                        290            19,175
   PG&E Corp.+                                           400            15,712

                                              See Notes to Financial Statements.


46 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC S&P 500 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   AES Corp.*                                            770   $        14,206
   Sempra Energy                                         298            13,553
   Consolidated Edison, Inc.+                            290            12,888
   Ameren Corp.+                                         240            12,120
   Constellation Energy Group, Inc.                      210            11,449
   Xcel Energy, Inc.+                                    466             8,938
   DTE Energy Co.                                        210             8,555
   KeySpan Corp.                                         200             8,080
   NiSource, Inc.                                        320             6,989
   CenterPoint Energy, Inc.+                             357             4,463
   TECO Energy, Inc.                                     240             3,586
   CMS Energy Corp.*                                     260             3,364
   Dynegy, Inc. -- Class A*                              430             2,352
                                                               ---------------
   TOTAL MULTI-UTILITIES                                               217,281
                                                               ---------------
   GAS UTILITIES 0.0%
   Nicor, Inc.+                                           49             2,034
   Peoples Energy Corp.                                   40             1,436
                                                               ---------------
   TOTAL GAS UTILITIES                                                   3,470
                                                               ---------------
TOTAL UTILITIES                                                        450,591
                                                               ---------------
TELECOMMUNICATION SERVICES 1.9%
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.5%
   AT&T, Inc.+                                         4,531           126,369
   Verizon Communications, Inc.+                       3,400           113,866
   BellSouth Corp.+                                    2,110            76,382
   Qwest Communications
      International, Inc.*+                            1,819            14,716
   Embarq Corp.*+                                        168             6,886
   CenturyTel, Inc.+                                     140             5,201
   Citizens Communications Co.+                          380             4,959
                                                               ---------------
   TOTAL DIVERSIFIED TELECOMMUNICATION
      SERVICES                                                         348,379
                                                               ---------------
   WIRELESS TELECOMMUNICATION SERVICES 0.4%
   Sprint Nextel Corp.+                                3,467            69,305
   Alltel Corp.                                          450            28,724
                                                               ---------------
   TOTAL WIRELESS TELECOMMUNICATION
      SERVICES                                                          98,029
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                       446,408
                                                               ---------------
MATERIALS 1.7%
   CHEMICALS 0.9%
   E.I. du Pont de Nemours and Co.+                    1,070            44,512
   Dow Chemical Co.                                    1,120            43,714
   Monsanto Co.+                                         318            26,772
   Praxair, Inc.                                         380            20,520
   Air Products & Chemicals, Inc.+                       260            16,619
   PPG Industries, Inc.+                                 190            12,540
   Ecolab, Inc.+                                         210             8,522
   Rohm & Haas Co.                                       170             8,520
   Sigma-Aldrich Corp.+                                   80             5,811
   Ashland, Inc.+                                         80             5,336
   Eastman Chemical Co.                                   97             5,238

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   International Flavors &
      Fragrances, Inc.                                    90   $         3,172
   Hercules, Inc.*+                                      130             1,984
                                                               ---------------
   TOTAL CHEMICALS                                                     203,260
                                                               ---------------
   METALS & MINING 0.5%
   Alcoa, Inc.+                                        1,010            32,684
   Newmont Mining Corp.+                                 520            27,524
   Phelps Dodge Corp.+                                   240            19,718
   Nucor Corp.+                                          360            19,530
   Freeport-McMoRan Copper &
      Gold, Inc. -- Class B+                             216            11,968
   United States Steel Corp.+                            150            10,518
   Allegheny Technologies, Inc.                          100             6,924
                                                               ---------------
   TOTAL METALS & MINING                                               128,866
                                                               ---------------
   PAPER & FOREST PRODUCTS 0.2%
   International Paper Co.+                              568            18,347
   Weyerhaeuser Co.+                                     290            18,053
   MeadWestvaco Corp.+                                   210             5,865
   Louisiana-Pacific Corp.+                              120             2,628
                                                               ---------------
   TOTAL PAPER & FOREST PRODUCTS                                        44,893
                                                               ---------------
   CONTAINERS & PACKAGING 0.1%
   Temple-Inland, Inc.                                   130             5,573
   Sealed Air Corp.                                       98             5,104
   Ball Corp.+                                           120             4,445
   Pactiv Corp.*                                         160             3,960
   Bemis Co.                                             120             3,674
                                                               ---------------
   TOTAL CONTAINERS & PACKAGING                                         22,756
                                                               ---------------
   CONSTRUCTION MATERIALS 0.0%
   Vulcan Materials Co.                                  120             9,360
                                                               ---------------
   TOTAL CONSTRUCTION MATERIALS                                          9,360
                                                               ---------------
TOTAL MATERIALS                                                        409,135
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $11,065,378)                                               13,380,568
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                             ---------------
REPURCHASE AGREEMENTS 32.4%
Repurchase Agreement (Note 5)
   5.17% due 07/03/06                        $     1,527,568         1,527,568
   4.55% due 07/03/06++                            1,695,171         1,695,171
   4.44% due 07/03/06                              2,043,926         2,043,926
   4.40% due 07/03/06                              1,362,617         1,362,617
   4.10% due 07/03/06                              1,090,094         1,090,094
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $7,719,376)                                                 7,719,376
                                                               ---------------

SECURITIES LENDING COLLATERAL 14.3%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                              3,393,562         3,393,562
                                                               ---------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC S&P 500 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                                      (NOTE 1)
-------------------------------------------------------------------------------

TOTAL SECURITIES LENDING COLLATERAL
   (Cost $3,393,562)                                           $     3,393,562
                                                               ---------------
TOTAL INVESTMENTS 102.9%
   (Cost $22,178,316)                                          $    24,493,506
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (2.9)%                                       $      (689,844)
                                                               ===============
NET ASSETS - 100.0%                                            $    23,803,662

-------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2006 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $13,117,438)                             205   $       147,350
                                                               ===============

                                                       UNITS
                                             ---------------
EQUITY INDEX SWAP AGREEMENTS
September 2006 S&P 500 Index
   Swap, Maturing 09/26/2006**
   (Notional Market Value
   $17,390,701)                                       13,691   $       330,366
September 2006 S&P 500 Index
   Swap, Maturing 09/11/2006**
   (Notional Market Value
   $3,594,469)                                         2,830             3,783
                                                               ---------------
(TOTAL NOTIONAL MARKET
   VALUE $20,985,170)                                          $       334,149
                                                               ===============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE DATA.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2006.

      REIT -- REAL ESTATE INVESTMENT TRUST.

                                              See Notes to Financial Statements.


48 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC OTC FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 63.0%

INFORMATION TECHNOLOGY 38.3%
   SOFTWARE 10.1%
   Microsoft Corp.                                    81,220   $     1,892,426
   Oracle Corp.*+                                     50,782           735,831
   Adobe Systems, Inc.*+                              13,580           412,289
   Symantec Corp.*+                                   24,526           381,134
   Electronic Arts, Inc.*+                             7,086           304,982
   Intuit, Inc.*                                       4,943           298,508
   Citrix Systems, Inc.*                               5,010           201,102
   Autodesk, Inc.*                                     5,590           192,631
   BEA Systems, Inc.*                                  8,360           109,432
   Cadence Design Systems, Inc.*+                      6,060           103,929
   Check Point Software
      Technologies Ltd.*                               5,580            98,096
   Red Hat, Inc.*+                                     4,175            97,695
   Activision, Inc.*                                   5,061            57,594
                                                               ---------------
   TOTAL SOFTWARE                                                    4,885,649
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 7.5%
   Qualcomm, Inc.                                     46,654         1,869,426
   Cisco Systems, Inc.*+                              50,450           985,288
   Research In Motion, Ltd.*+                          3,916           273,219
   Juniper Networks, Inc.*+                            8,427           134,748
   JDS Uniphase Corp.*+                               44,442           112,438
   Comverse Technology, Inc.*                          4,561            90,171
   Telefonaktiebolaget
      LM Ericsson -- SP ADR+                           2,540            83,922
   Tellabs, Inc.*                                      5,910            78,662
                                                               ---------------
   TOTAL COMMUNICATIONS EQUIPMENT                                    3,627,874
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 7.4%
   Intel Corp.+                                       46,958           889,854
   Maxim Integrated Products, Inc.+                    9,888           317,504
   Applied Materials, Inc.                            18,710           304,599
   Broadcom Corp. -- Class A*+                         9,900           297,495
   Marvell Technology Group Ltd.*                      6,447           285,795
   Linear Technology Corp.+                            8,310           278,302
   Xilinx, Inc.+                                      10,473           237,213
   KLA-Tencor Corp.                                    5,313           220,861
   Altera Corp.*+                                     11,680           204,984
   Nvidia Corp.*                                       8,010           170,533
   Lam Research Corp.*                                 3,359           156,597
   Microchip Technology, Inc.+                         4,122           138,293
   ATI Technologies, Inc.*+                            5,110            74,606
                                                               ---------------
   TOTAL SEMICONDUCTOR &
      SEMICONDUCTOR EQUIPMENT                                        3,576,636
                                                               ---------------
   COMPUTERS & PERIPHERALS 5.6%
   Apple Computer, Inc.*                              27,450         1,567,944
   Dell, Inc.*+                                       19,383           473,139
   Network Appliance, Inc.*+                           9,050           319,465
   SanDisk Corp.*+                                     4,150           211,567
   Sun Microsystems, Inc.*                            33,913           140,739
                                                               ---------------
   TOTAL COMPUTERS & PERIPHERALS                                     2,712,854
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   INTERNET SOFTWARE & SERVICES 5.5%
   Google, Inc. -- Class A*+                           3,024   $     1,268,054
   eBay, Inc.*+                                       23,844           698,391
   Yahoo!, Inc.*+                                     14,973           494,109
   Akamai Technologies, Inc.*+                         3,430           124,132
   VeriSign, Inc.*+                                    4,924           114,089
                                                               ---------------
   TOTAL INTERNET SOFTWARE & SERVICES                                2,698,775
                                                               ---------------
   IT CONSULTING & SERVICES 1.7%
   Paychex, Inc.+                                      8,340           325,093
   Fiserv, Inc.*                                       5,080           230,429
   Cognizant Technology Solutions
      Corp. -- Class A*+                               2,800           188,636
   CheckFree Corp.*+                                   2,020           100,111
                                                               ---------------
   TOTAL IT CONSULTING & SERVICES                                      844,269
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.5%
   Flextronics International Ltd.*+                   12,851           136,478
   CDW Corp.+                                          1,910           104,381
                                                               ---------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            240,859
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                        18,586,916
                                                               ---------------
CONSUMER DISCRETIONARY 10.4%
   MEDIA 3.2%
   Comcast Corp. -- Class A*+                         21,186           693,630
   NTL, Inc.                                           7,280           181,272
   Sirius Satellite Radio, Inc.*+                     35,180           167,105
   EchoStar Communications
      Corp.*+                                          4,920           151,585
   Liberty Global, Inc. -- Class A*                    5,075           109,113
   Lamar Advertising Co. --
      Class A*+                                        1,940           104,488
   XM Satellite Radio
      Holdings, Inc.*+                                 5,460            79,989
   Discovery Holding Co. -- Class A*                   4,880            71,394
                                                               ---------------
   TOTAL MEDIA                                                       1,558,576
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 2.3%
   Starbucks Corp.*+                                  24,580           928,141
   Wynn Resorts Ltd.*+                                 2,540           186,182
                                                               ---------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                               1,114,323
                                                               ---------------
   SPECIALTY RETAIL 1.7%
   Bed Bath & Beyond, Inc.*+                           8,609           285,561
   Staples, Inc.+                                     11,320           275,302
   Ross Stores, Inc.+                                  3,270            91,724
   Petsmart, Inc.+                                     3,027            77,491
   Urban Outfitters, Inc.*+                            3,943            68,963
                                                               ---------------
   TOTAL SPECIALTY RETAIL                                              799,041
                                                               ---------------
   MULTILINE RETAIL 1.2%
   Sears Holdings Corp.*+                              3,790           586,843
                                                               ---------------
   TOTAL MULTILINE RETAIL                                              586,843
                                                               ---------------
   INTERNET & CATALOG RETAIL 1.1%
   Amazon.com, Inc.*+                                  6,022           232,931
   IAC/InterActiveCorp*+                               7,670           203,178
   Expedia, Inc.*+                                     7,272           108,862
                                                               ---------------
   TOTAL INTERNET & CATALOG RETAIL                                     544,971
                                                               ---------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC OTC FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   HOUSEHOLD DURABLES 0.5%
   Garmin Ltd.+                                        2,328   $       245,464
                                                               ---------------
   TOTAL HOUSEHOLD DURABLES                                            245,464
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.4%
   Apollo Group, Inc. -- Class A*+                     4,034           208,437
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                208,437
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         5,057,655
                                                               ---------------
HEALTH CARE 9.1%
   BIOTECHNOLOGY 6.1%
   Amgen, Inc.*+                                      12,720           829,726
   Gilead Sciences, Inc.*+                            10,370           613,489
   Genzyme Corp.*+                                     7,440           454,212
   Biogen Idec, Inc.*                                  8,556           396,399
   Celgene Corp.*+                                     7,970           378,017
   Medimmune, Inc.*+                                   5,761           156,123
   Amylin Pharmaceuticals, Inc.*+                      2,750           135,768
                                                               ---------------
   TOTAL BIOTECHNOLOGY                                               2,963,734
                                                               ---------------
   PHARMACEUTICALS 1.2%
   Teva Pharmaceutical Industries
      Ltd. -- SP ADR+                                 14,529           458,971
   Sepracor, Inc.*+                                    2,431           138,907
                                                               ---------------
   TOTAL PHARMACEUTICALS                                               597,878
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.9%
   Biomet, Inc.+                                       7,670           239,994
   DENTSPLY International, Inc.                        1,715           103,929
   Intuitive Surgical, Inc.*+                            841            99,213
                                                               ---------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              443,136
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 0.9%
   Express Scripts, Inc.*                              3,028           217,229
   Patterson Cos., Inc.*+                              3,078           107,515
   Lincare Holdings, Inc.*                             2,103            79,577
                                                               ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                              404,321
                                                               ---------------
TOTAL HEALTH CARE                                                    4,409,069
                                                               ---------------
INDUSTRIALS 3.1%
   MACHINERY 1.0%
   Paccar, Inc.+                                       4,317           355,635
   Joy Global, Inc.+                                   2,792           145,435
                                                               ---------------
   TOTAL MACHINERY                                                     501,070
                                                               ---------------
   AIR FREIGHT & COURIERS 1.0%
   Expeditors International
      Washington, Inc.                                 4,840           271,088
   CH Robinson Worldwide, Inc.+                        3,874           206,484
                                                               ---------------
   TOTAL AIR FREIGHT & COURIERS                                        477,572
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.6%
   Cintas Corp.+                                       4,649           184,844
   Monster Worldwide, Inc.*+                           3,040           129,687
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                314,531
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   TRADING COMPANIES & DISTRIBUTORS 0.3%
   Fastenal Co.+                                       3,340   $       134,569
                                                               ---------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                              134,569
                                                               ---------------
   ELECTRICAL EQUIPMENT 0.2%
   American Power
      Conversion Corp.+                                4,480            87,315
                                                               ---------------
   TOTAL ELECTRICAL EQUIPMENT                                           87,315
                                                               ---------------
TOTAL INDUSTRIALS                                                    1,515,057
                                                               ---------------
CONSUMER STAPLES 1.1%
   FOOD & DRUG RETAILING 1.1%
   Costco Wholesale Corp.+                             5,740           327,926
   Whole Foods Market, Inc.+                           3,162           204,392
                                                               ---------------
   TOTAL FOOD & DRUG RETAILING                                         532,318
                                                               ---------------
TOTAL CONSUMER STAPLES                                                 532,318
                                                               ---------------
TELECOMMUNICATION SERVICES 0.6%
   WIRELESS TELECOMMUNICATION SERVICES 0.6%
   NII Holdings, Inc. -- Class B*+                     3,418           192,707
   Millicom International
      Cellular SA*+                                    2,240           101,763
                                                               ---------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                           294,470
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                       294,470
                                                               ---------------
ENERGY 0.2%
   ENERGY EQUIPMENT & SERVICES 0.2%
   Patterson-UTI Energy, Inc.+                         3,979           112,646
                                                               ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                   112,646
                                                               ---------------
TOTAL ENERGY                                                           112,646
                                                               ---------------
MATERIALS 0.2%
   CHEMICALS 0.2%
   Sigma-Aldrich Corp.+                                1,465           106,418
                                                               ---------------
   TOTAL CHEMICALS                                                     106,418
                                                               ---------------
TOTAL MATERIALS                                                        106,418
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $26,632,306)                                               30,614,549
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                             ---------------
REPURCHASE AGREEMENTS 11.8%
Repurchase Agreement (Note 5)
   5.17% due 07/03/06                        $       683,145           683,145
   4.55% due 07/03/06++                            2,323,349         2,323,349
   4.45% due 07/03/06++                              728,491           728,491
   4.44% due 07/03/06                                914,066           914,066
   4.40% due 07/03/06                                609,377           609,377
   4.10% due 07/03/06                                487,502           487,502
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $5,745,930)                                                 5,745,930
                                                               ---------------

                                              See Notes to Financial Statements.


50 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC OTC FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL 20.7%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                        $    10,039,820   $    10,039,820
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $10,039,820)                                               10,039,820
                                                               ---------------
TOTAL INVESTMENTS 95.5%
   (Cost $42,418,056)                                          $    46,400,299
                                                               ===============
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 4.5%                                          $     2,172,686
                                                               ===============
NET ASSETS - 100.0%                                            $    48,572,985

-------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2006 Nasdaq 100 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $21,203,525)                             665   $       484,095
                                                               ===============

                                                       UNITS
                                             ---------------
EQUITY INDEX SWAP AGREEMENTS
September 2006 Nasdaq 100 Index
   Swap, Maturing 09/26/06**
   (Notional Market Value
   $38,015,085)                                       24,133   $       560,920
September 2006 Nasdaq 100 Index
   Swap, Maturing 09/11/06**
   (Notional Market Value
   $7,687,970)                                         4,881           228,864
                                                               ---------------
(TOTAL NOTIONAL MARKET
   VALUE $45,703,055)                                          $       789,784
                                                               ===============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2006.

      ADR -- AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   MID-CAP ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 94.9%

FINANCIALS 16.3%
   INSURANCE 4.9%
   W.R. Berkley Corp.                                  9,045   $       308,706
   HCC Insurance Holdings, Inc.+                       8,050           236,992
   Old Republic International Corp.+                  10,865           232,185
   American Financial Group,
      Inc./OH                                          4,810           206,349
   Protective Life Corp.                               4,060           189,277
   Horace Mann Educators Corp.+                        9,770           165,601
   Stancorp Financial Group, Inc.                      2,940           149,675
   Fidelity National Financial, Inc.                   1,100            42,845
   Everest Re Group Ltd.                                  80             6,926
                                                               ---------------
   TOTAL INSURANCE                                                   1,538,556
                                                               ---------------
   REAL ESTATE 4.0%
   Macerich Co.                                        4,130           289,926
   AMB Property Corp.                                  5,430           274,486
   Rayonier, Inc.+                                     6,030           228,597
   Potlatch Corp.+                                     5,010           189,128
   Liberty Property Trust+                             3,545           156,689
   Highwoods Properties, Inc.                          3,410           123,374
   Developers Diversified Realty
      Corp.+                                              64             3,340
                                                               ---------------
   TOTAL REAL ESTATE                                                 1,265,540
                                                               ---------------
   BANKS 2.7%
   Wilmington Trust Corp.+                             5,370           226,507
   Cullen/Frost Bankers, Inc.                          3,950           226,335
   Bank of Hawaii Corp.                                4,380           217,248
   Mercantile Bankshares Corp.                         5,250           187,267
                                                               ---------------
   TOTAL BANKS                                                         857,357
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 2.2%
   Radian Group, Inc.+                                 4,770           294,691
   PMI Group, Inc.+                                    5,800           258,564
   Astoria Financial Corp.+                            3,600           109,620
   Webster Financial Corp.                               630            29,887
                                                               ---------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                    692,762
                                                               ---------------
   CAPITAL MARKETS 1.8%
   Raymond James Financial, Inc.                       4,950           149,837
   Jefferies Group, Inc.+                              4,510           133,631
   Investors Financial Services Corp.+                 2,910           130,659
   SEI Investments Co.                                 2,300           112,424
   A.G. Edwards, Inc.                                    660            36,511
   Eaton Vance Corp.                                     670            16,723
                                                               ---------------
   TOTAL CAPITAL MARKETS                                               579,785
                                                               ---------------
   DIVERSIFIED FINANCIALS 0.4%
   Leucadia National Corp.                             4,490           131,063
                                                               ---------------
   TOTAL DIVERSIFIED FINANCIALS                                        131,063
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   CONSUMER FINANCE 0.3%
   AmeriCredit Corp.*+                                 3,529   $        98,530
                                                               ---------------
   TOTAL CONSUMER FINANCE                                               98,530
                                                               ---------------
TOTAL FINANCIALS                                                     5,163,593
                                                               ---------------
INFORMATION TECHNOLOGY 15.4%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.8%
   Lam Research Corp.*+                                7,140           332,867
   Intersil Corp. -- Class A                           9,360           217,620
   MEMC Electronic Materials, Inc.*+                   5,550           208,125
   Cree, Inc.*+                                        8,330           197,921
   Silicon Laboratories, Inc.*                         2,000            70,300
   Micrel, Inc.*                                       5,500            55,055
   Microchip Technology, Inc.                          1,500            50,325
   Atmel Corp.*+                                       7,320            40,626
   Cabot Microelectronics Corp.*                         740            22,429
   Credence Systems Corp.*+                            2,750             9,625
   Cypress Semiconductor Corp.*+                         540             7,851
                                                               ---------------
   TOTAL SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT                                                      1,212,744
                                                               ---------------
   IT CONSULTING & SERVICES 3.6%
   DST Systems, Inc.*+                                 4,290           255,255
   Acxiom Corp.                                        8,450           211,250
   CSG Systems International, Inc.*                    7,795           192,848
   MPS Group, Inc.*+                                  12,600           189,756
   CheckFree Corp.*+                                   2,618           129,748
   Cognizant Technology Solutions
      Corp. -- Class A*                                1,310            88,255
   Ceridian Corp.*                                     1,470            35,927
   BISYS Group, Inc.*                                  2,050            28,085
                                                               ---------------
   TOTAL IT CONSULTING & SERVICES                                    1,131,124
                                                               ---------------
   SOFTWARE 2.9%
   RSA Security, Inc.*                                11,576           314,752
   Fair Isaac Corp.                                    5,740           208,420
   Sybase, Inc.*+                                      9,890           191,866
   Advent Software, Inc.*+                             3,090           111,456
   Reynolds & Reynolds Co. --
      Class A                                          1,720            52,752
   McAfee, Inc.*+                                      1,690            41,016
                                                               ---------------
   TOTAL SOFTWARE                                                      920,262
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.4%
   Ingram Micro, Inc. -- Class A*+                    12,050           218,466
   Tech Data Corp.*+                                   4,680           179,291
   Arrow Electronics, Inc.*                            5,000           161,000
   Plexus Corp.*+                                      4,690           160,445
   Vishay Intertechnology, Inc.*+                      1,690            26,584
                                                               ---------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            745,786
                                                               ---------------

                                              See Notes to Financial Statements.


52 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   MID-CAP ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   COMMUNICATIONS EQUIPMENT 1.7%
   Polycom, Inc.*+                                     7,220   $       158,262
   Plantronics, Inc.+                                  7,020           155,914
   Harris Corp.+                                       2,260            93,813
   F5 Networks, Inc.*                                  1,610            86,103
   Avocent Corp.*+                                     2,340            61,425
                                                               ---------------
   TOTAL COMMUNICATIONS EQUIPMENT                                      555,517
                                                               ---------------
   COMPUTERS & PERIPHERALS 0.8%
   Western Digital Corp.*                             12,170           241,088
   Imation Corp.                                         280            11,494
                                                               ---------------
   TOTAL COMPUTERS & PERIPHERALS                                       252,582
                                                               ---------------
   OFFICE ELECTRONICS 0.2%
   Zebra Technologies Corp. --
      Class A*                                         1,920            65,587
                                                               ---------------
   TOTAL OFFICE ELECTRONICS                                             65,587
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         4,883,602
                                                               ---------------
INDUSTRIALS 15.4%
   MACHINERY 4.1%
   Joy Global, Inc.+                                   6,150           320,354
   Crane Co.+                                          5,130           213,408
   Timken Co.+                                         6,160           206,422
   Nordson Corp.                                       4,080           200,654
   Trinity Industries, Inc.                            4,840           195,536
   Federal Signal Corp.+                               4,360            66,010
   AGCO Corp.*+                                        1,940            51,061
   Oshkosh Truck Corp.                                   770            36,590
                                                               ---------------
   TOTAL MACHINERY                                                   1,290,035
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 3.6%
   Republic Services, Inc.                             5,350           215,819
   Adesa, Inc.+                                        9,130           203,051
   Manpower, Inc.                                      3,090           199,614
   Korn/Ferry International, Inc.*+                    8,570           167,887
   Herman Miller, Inc.                                 6,170           159,001
   Deluxe Corp.                                        5,990           104,705
   Banta Corp.                                         1,900            88,027
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                              1,138,104
                                                               ---------------
   AIR FREIGHT & COURIERS 1.8%
   CH Robinson Worldwide, Inc.+                        7,070           376,831
   Expeditors International
      Washington, Inc.                                 3,720           208,357
                                                               ---------------
   TOTAL AIR FREIGHT & COURIERS                                        585,188
                                                               ---------------
   ELECTRICAL EQUIPMENT 1.1%
   Roper Industries, Inc.+                             3,730           174,377
   Hubbell, Inc. -- Class B                            1,500            71,475
   Thomas & Betts Corp.*                               1,330            68,229
   AMETEK, Inc.                                          860            40,747
                                                               ---------------
   TOTAL ELECTRICAL EQUIPMENT                                          354,828
                                                               ---------------
   AEROSPACE & DEFENSE 1.1%
   Precision Castparts Corp.                           3,630           216,929

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   DRS Technologies, Inc.                              1,410   $        68,737
   Alliant Techsystems, Inc.*+                           820            62,607
                                                               ---------------
   TOTAL AEROSPACE & DEFENSE                                           348,273
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 1.1%
   MSC Industrial Direct Co. --
      Class A                                          3,760           178,863
   United Rentals, Inc.*+                              3,070            98,179
   Fastenal Co.+                                       1,420            57,212
                                                               ---------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                              334,254
                                                               ---------------
   ROAD & RAIL 0.9%
   Con-way, Inc.                                       3,490           202,176
   J.B. Hunt Transport Services, Inc.+                 3,110            77,470
                                                               ---------------
   TOTAL ROAD & RAIL                                                   279,646
                                                               ---------------
   CONSTRUCTION & ENGINEERING 0.7%
   Granite Construction, Inc.+                         3,330           150,749
   Jacobs Engineering Group, Inc.*+                      970            77,251
                                                               ---------------
   TOTAL CONSTRUCTION & ENGINEERING                                    228,000
                                                               ---------------
   AIRLINES 0.4%
   AirTran Holdings, Inc.*+                            8,060           119,772
   Alaska Air Group, Inc.*+                              460            18,133
                                                               ---------------
   TOTAL AIRLINES                                                      137,905
                                                               ---------------
   INDUSTRIAL CONGLOMERATES 0.4%
   Teleflex, Inc.                                      2,400           129,648
                                                               ---------------
   TOTAL INDUSTRIAL CONGLOMERATES                                      129,648
                                                               ---------------
   MARINE 0.2%
   Alexander & Baldwin, Inc.+                          1,200            53,124
                                                               ---------------
   TOTAL MARINE                                                         53,124
                                                               ---------------
TOTAL INDUSTRIALS                                                    4,879,005
                                                               ---------------
CONSUMER DISCRETIONARY 13.7%
   SPECIALTY RETAIL 5.7%
   Abercrombie & Fitch Co. --
      Class A                                          5,020           278,259
   Williams-Sonoma, Inc.+                              7,310           248,905
   GameStop Corp. -- Class A*+                         5,050           212,100
   Aeropostale, Inc.*+                                 7,240           209,164
   Claire's Stores, Inc.                               8,189           208,901
   Barnes & Noble, Inc.+                               5,370           196,005
   Pacific Sunwear of California,
      Inc.*+                                           9,360           167,825
   AnnTaylor Stores Corp.*+                            3,020           131,008
   Rent-A-Center, Inc.*                                5,040           125,294
   Chico's FAS, Inc.*                                    820            22,124
                                                               ---------------
   TOTAL SPECIALTY RETAIL                                            1,799,585
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 2.0%
   GTECH Holdings Corp.+                               6,820           237,199
   Brinker International, Inc.+                        6,500           235,950
   Ruby Tuesday, Inc.+                                 6,060           147,925
                                                               ---------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                 621,074
                                                               ---------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   MID-CAP ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   HOUSEHOLD DURABLES 1.5%
   Mohawk Industries, Inc.*+                           2,630   $       185,020
   Ryland Group, Inc.+                                 3,540           154,238
   Furniture Brands International,
      Inc.+                                            6,690           139,420
                                                               ---------------
   TOTAL HOUSEHOLD DURABLES                                            478,678
                                                               ---------------
   MEDIA 1.4%
   Lee Enterprises, Inc.                               6,620           178,409
   Scholastic Corp.*                                   6,780           176,077
   Entercom Communications Corp.+                      2,170            56,767
   Harte-Hanks, Inc.                                   1,450            37,178
                                                               ---------------
   TOTAL MEDIA                                                         448,431
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 1.1%
   Career Education Corp.*+                            7,420           221,784
   ITT Educational Services, Inc.*+                    2,030           133,594
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                355,378
                                                               ---------------
   AUTO COMPONENTS 0.9%
   ArvinMeritor, Inc.+                                10,830           186,168
   Modine Manufacturing Co.                            2,110            49,289
   BorgWarner, Inc.+                                     570            37,107
                                                               ---------------
   TOTAL AUTO COMPONENTS                                               272,564
                                                               ---------------
   MULTILINE RETAIL 0.5%
   Dollar Tree Stores, Inc.*+                          5,880           155,820
                                                               ---------------
   TOTAL MULTILINE RETAIL                                              155,820
                                                               ---------------
   TEXTILES & APPAREL 0.4%
   Polo Ralph Lauren Corp.                             2,160           118,584
   Timberland Co. -- Class A*                            500            13,050
                                                               ---------------
   TOTAL TEXTILES & APPAREL                                            131,634
                                                               ---------------
   AUTOMOBILES 0.1%
   Thor Industries, Inc.+                                940            45,543
                                                               ---------------
   TOTAL AUTOMOBILES                                                    45,543
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 0.1%
   Callaway Golf Co.+                                  1,790            23,252
                                                               ---------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                   23,252
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         4,331,959
                                                               ---------------
ENERGY 9.9%
   OIL & GAS 5.7%
   Peabody Energy Corp.+                               7,990           445,442
   Noble Energy, Inc.+                                 8,310           389,407
   Southwestern Energy Co.*                            9,330           290,723
   Western Gas Resources, Inc.+                        4,530           271,120
   Pogo Producing Co.+                                 4,780           220,358
   Denbury Resources, Inc.*+                           4,030           127,630
   Arch Coal, Inc.+                                      750            31,778
   Quicksilver Resources, Inc.*+                         420            15,460
   Newfield Exploration Co.*+                             30             1,468
                                                               ---------------
   TOTAL OIL & GAS                                                   1,793,386
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   ENERGY EQUIPMENT & SERVICES 4.2%
   Grant Prideco, Inc.*                                6,830   $       305,643
   Patterson-UTI Energy, Inc.+                         9,710           274,890
   Tidewater, Inc.+                                    4,680           230,256
   Helmerich & Payne, Inc.                             3,550           213,923
   ENSCO International, Inc.+                          2,000            92,040
   Smith International, Inc.+                          2,020            89,829
   Cameron International Corp.*+                       1,570            74,999
   Pride International, Inc.*+                         1,520            47,470
                                                               ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                 1,329,050
                                                               ---------------
TOTAL ENERGY                                                         3,122,436
                                                               ---------------
HEALTH CARE 9.6%
   HEALTH CARE PROVIDERS & SERVICES 3.7%
   Omnicare, Inc.+                                     6,580           312,024
   Health Net, Inc.*                                   6,600           298,122
   Lincare Holdings, Inc.*+                            6,660           252,014
   Covance, Inc.*+                                     3,030           185,497
   Apria Healthcare Group, Inc.*+                      2,400            45,360
   Pharmaceutical Product
      Development, Inc.+                               1,120            39,334
   Community Health Systems, Inc.*                       750            27,562
                                                               ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                            1,159,913
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 3.0%
   Intuitive Surgical, Inc.*+                          2,150           253,636
   Edwards Lifesciences Corp.*+                        5,060           229,876
   Cytyc Corp.*                                        9,050           229,508
   Varian Medical Systems, Inc.*                       3,080           145,838
   Steris Corp.                                        4,420           101,041
                                                               ---------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              959,899
                                                               ---------------
   BIOTECHNOLOGY 2.1%
   Vertex Pharmaceuticals, Inc.*+                      5,240           192,360
   Invitrogen Corp.*+                                  2,610           172,443
   PDL BioPharma, Inc.*+                               6,900           127,029
   Techne Corp.*                                       2,460           125,263
   Cephalon, Inc.*+                                      410            24,641
   Millennium Pharmaceuticals, Inc.*                   1,850            18,445
   Charles River Laboratories
      International, Inc.*+                               60             2,208
                                                               ---------------
   TOTAL BIOTECHNOLOGY                                                 662,389
                                                               ---------------
   PHARMACEUTICALS 0.8%
   Medicis Pharmaceutical Corp. --
      Class A+                                         4,020            96,480
   Sepracor, Inc.*+                                    1,410            80,567
   Par Pharmaceutical Cos., Inc.*                      4,180            77,163
   Perrigo Co.                                           370             5,957
                                                               ---------------
   TOTAL PHARMACEUTICALS                                               260,167
                                                               ---------------
TOTAL HEALTH CARE                                                    3,042,368
                                                               ---------------

                                              See Notes to Financial Statements.


54 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   MID-CAP ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

UTILITIES 7.5%
   MULTI-UTILITIES 3.2%
   Wisconsin Energy Corp.                              7,000   $       282,100
   MDU Resources Group, Inc.                           7,520           275,307
   NSTAR+                                              8,360           239,096
   Aquila, Inc.*+                                     32,210           135,604
   OGE Energy Corp.+                                   2,460            86,174
                                                               ---------------
   TOTAL MULTI-UTILITIES                                             1,018,281
                                                               ---------------
   ELECTRIC UTILITIES 2.1%
   Pepco Holdings, Inc.+                              11,780           277,772
   Westar Energy, Inc.                                 9,480           199,554
   IDACORP, Inc.                                       3,020           103,556
   Sierra Pacific Resources*+                          3,110            43,540
   Black Hills Corp.                                     900            30,897
                                                               ---------------
   TOTAL ELECTRIC UTILITIES                                            655,319
                                                               ---------------
   GAS UTILITIES 2.0%
   Questar Corp.+                                      4,380           352,546
   Oneok, Inc.+                                        7,720           262,789
   Equitable Resources, Inc.                             240             8,040
                                                               ---------------
   TOTAL GAS UTILITIES                                                 623,375
                                                               ---------------
   WATER UTILITIES 0.2%
   Aqua America, Inc.                                  3,520            80,221
                                                               ---------------
   TOTAL WATER UTILITIES                                                80,221
                                                               ---------------
TOTAL UTILITIES                                                      2,377,196
                                                               ---------------
MATERIALS 4.8%
   CHEMICALS 2.7%
   Airgas, Inc.                                        5,820           216,795
   Albemarle Corp.                                     4,200           201,096
   Valspar Corp.+                                      7,580           200,188
   Lyondell Chemical Co.+                              6,390           144,797
   Cytec Industries, Inc.+                             1,010            54,197
   Olin Corp.                                          2,610            46,797
                                                               ---------------
   TOTAL CHEMICALS                                                     863,870
                                                               ---------------
   METALS & MINING 0.9%
   Steel Dynamics, Inc.+                               2,280           149,887
   Reliance Steel & Aluminum Co.                         890            73,825
   Worthington Industries, Inc.+                       2,830            59,289
                                                               ---------------
   TOTAL METALS & MINING                                               283,001
                                                               ---------------
   CONSTRUCTION MATERIALS 0.6%
   Martin Marietta Materials, Inc.+                    1,560           142,194
   Florida Rock Industries, Inc.+                        770            38,246
                                                               ---------------
   TOTAL CONSTRUCTION MATERIALS                                        180,440
                                                               ---------------
   CONTAINERS & PACKAGING 0.4%
   Sonoco Products Co.                                 3,830           121,219
                                                               ---------------
   TOTAL CONTAINERS & PACKAGING                                        121,219
                                                               ---------------
   PAPER & FOREST PRODUCTS 0.2%
   Glatfelter+                                         3,250            51,578
                                                               ---------------
   TOTAL PAPER & FOREST PRODUCTS                                        51,578
                                                               ---------------
TOTAL MATERIALS                                                      1,500,108
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

CONSUMER STAPLES 1.8%
   FOOD PRODUCTS 0.9%
   Smithfield Foods, Inc.*+                            8,190   $       236,118
   Hormel Foods Corp.                                    650            24,141
   Lancaster Colony Corp.                                270            10,657
                                                               ---------------
   TOTAL FOOD PRODUCTS                                                 270,916
                                                               ---------------
   HOUSEHOLD PRODUCTS 0.5%
   Energizer Holdings, Inc.*+                          2,570           150,525
   Church & Dwight Co., Inc.                             480            17,481
                                                               ---------------
   TOTAL HOUSEHOLD PRODUCTS                                            168,006
                                                               ---------------
   FOOD & DRUG RETAILING 0.2%
   BJ's Wholesale Club, Inc.*                          2,610            73,993
                                                               ---------------
   TOTAL FOOD & DRUG RETAILING                                          73,993
                                                               ---------------
   BEVERAGES 0.1%
   PepsiAmericas, Inc.+                                1,670            36,924
                                                               ---------------
   TOTAL BEVERAGES                                                      36,924
                                                               ---------------
   TOBACCO 0.1%
   Universal Corp./VA                                    700            26,054
                                                               ---------------
   TOTAL TOBACCO                                                        26,054
                                                               ---------------
TOTAL CONSUMER STAPLES                                                 575,893
                                                               ---------------
TELECOMMUNICATION SERVICES 0.5%
   WIRELESS TELECOMMUNICATION
      SERVICES 0.4%
   Telephone & Data Systems, Inc.+                     2,810           116,334
                                                               ---------------
   TOTAL WIRELESS TELECOMMUNICATION
      SERVICES                                                         116,334
                                                               ---------------
   DIVERSIFIED TELECOMMUNICATION
      SERVICES 0.1%
   Cincinnati Bell, Inc.*                              6,750            27,675
                                                               ---------------
   TOTAL DIVERSIFIED TELECOMMUNICATION
      SERVICES                                                          27,675
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                       144,009
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $27,958,841)                                               30,020,169
                                                               ---------------

                                                       FACE
                                                      AMOUNT
                                             ---------------
REPURCHASE AGREEMENTS 32.4%
Repurchase Agreement (Note 5)
   5.17% due 07/03/06                        $     2,262,377         2,262,377
   4.55% due 07/03/06++                            1,345,261         1,345,261
   4.44% due 07/03/06                              3,027,118         3,027,118
   4.40% due 07/03/06                              2,018,079         2,018,079
   4.10% due 07/03/06                              1,614,463         1,614,463
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $10,267,298)                                               10,267,298
                                                               ---------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
   MID-CAP ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL 22.0%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                        $     6,954,446   $     6,954,446
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $6,954,446)                                                 6,954,446
                                                               ---------------
TOTAL INVESTMENTS 149.3%
   (Cost $45,180,585)                                          $    47,241,913
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (49.3)%                                      $   (15,597,068)
                                                               ===============
NET ASSETS - 100.0%                                            $    31,644,845

-------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2006 S&P MidCap 400
   Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $15,228,180)                                198   $       422,117
                                                               ===============

                                                       UNITS
                                             ---------------
EQUITY INDEX SWAP AGREEMENT
August 2006 S&P MidCap 400
   Index Swap, Maturing 08/21/06**
   (Notional Market Value
   $18,598,721)                                       24,316   $       231,942
                                                               ===============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON S&P MIDCAP 400 INDEX +/- FINANCING AT A VARIABLE
      RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2006.

                                              See Notes to Financial Statements.


56 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   INVERSE MID-CAP FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 24.4%
Federal Farm Credit Bank*
   5.05% due 07/05/06                        $       300,000   $       299,916
Federal Home Loan Bank*
   5.04% due 07/05/06                                300,000           299,916
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $599,832)                                                     599,832
                                                               ---------------
REPURCHASE AGREEMENTS 109.1%
Repurchase Agreement (Note 5)
   5.17% due 07/03/06                                588,189           588,189
   4.55% due 07/03/06+                               365,339           365,339
   4.44% due 07/03/06                                787,013           787,013
   4.40% due 07/03/06                                524,675           524,675
   4.10% due 07/03/06                                419,740           419,740
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,684,956)                                                 2,684,956
                                                               ---------------
TOTAL INVESTMENTS 133.5%
   (Cost $3,284,788)                                           $     3,284,788
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (33.5)%                                      $      (825,179)
                                                               ===============
NET ASSETS - 100.0%                                            $     2,459,609

-------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          LOSS
                                                   CONTRACTS          (NOTE 1)
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2006 S&P MidCap 400
   Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $153,820)                                     2   $        (4,414)
                                                               ===============

                                                       UNITS
                                             ---------------
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
August 2006 S&P MidCap 400 Index
   Swap, Maturing 08/21/06**
   (Notional Market Value
   $2,740,745)                                         3,583   $       (33,898)
                                                               ===============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON S&P MIDCAP 400 INDEX +/- FINANCING AT A VARIABLE
      RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2006.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 64.4%

FINANCIALS 14.2%
   REAL ESTATE 4.9%
   Alexandria Real Estate
      Equities, Inc.                                   1,140   $       101,095
   Highwoods Properties, Inc.                          2,370            85,746
   LaSalle Hotel Properties+                           1,770            81,951
   Post Properties, Inc.+                              1,730            78,438
   American Home Mortgage
      Investment Corp.                                 2,000            73,720
   BioMed Realty Trust, Inc.+                          2,450            73,353
   Nationwide Health
      Properties, Inc.+                                3,210            72,257
   KKR Financial Corp.                                 3,390            70,546
   Pennsylvania Real Estate
      Investment Trust                                 1,740            70,244
   Washington Real Estate
      Investment Trust                                 1,880            68,996
   Potlatch Corp.                                      1,790            67,572
   Corporate Office Properties
      Trust SBI/MD                                     1,590            66,907
   Maguire Properties, Inc.+                           1,580            55,569
   FelCor Lodging Trust, Inc.                          2,550            55,437
   Mid-America Apartment
      Communities, Inc.+                                 980            54,635
   Trammell Crow Co.*+                                 1,490            52,403
   Strategic Hotel Capital, Inc.                       2,510            52,057
   National Retail Properties, Inc.                    2,560            51,072
   Entertainment Properties Trust+                     1,180            50,799
   Colonial Properties Trust+                          1,010            49,894
   Sunstone Hotel Investors, Inc.                      1,710            49,693
   Senior Housing Properties Trust                     2,760            49,432
   Jones Lang LaSalle, Inc.+                             560            49,028
   PS Business Parks, Inc.                               830            48,970
   Home Properties, Inc.+                                870            48,294
   Taubman Centers, Inc.                               1,180            48,262
   Tanger Factory Outlet
      Centers, Inc.                                    1,480            47,908
   Eastgroup Properties, Inc.+                         1,020            47,614
   Highland Hospitality Corp.+                         3,320            46,746
   Heritage Property Investment
      Trust                                            1,290            45,047
   Impac Mortgage Holdings, Inc.                       4,000            44,720
   Equity Inns, Inc.+                                  2,700            44,712
   Sovran Self Storage, Inc.+                            880            44,695
   Spirit Finance Corp.                                3,860            43,464
   Equity Lifestyle Properties, Inc.+                    990            43,392
   DiamondRock Hospitality Co.                         2,920            43,245
   Innkeepers USA Trust+                               2,470            42,682
   Kilroy Realty Corp.+                                  560            40,460
   Brandywine Realty Trust+                            1,110            35,709

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   Cousins Properties, Inc.                              990   $        30,621
   Acadia Realty Trust                                 1,270            30,035
   First Potomac Realty Trust                            960            28,598
   LTC Properties, Inc.                                1,150            25,702
   Saul Centers, Inc.                                    630            25,691
   Fieldstone Investment Corp.+                        2,760            25,282
   Digital Realty Trust, Inc.                            980            24,196
                                                               ---------------
   TOTAL REAL ESTATE                                                 2,386,889
                                                               ---------------
   BANKS 4.6%
   First Midwest Bancorp, Inc./IL+                     2,130            78,980
   Westamerica Bancorporation                          1,520            74,434
   SVB Financial Group*+                               1,590            72,281
   Hancock Holding Co.                                 1,220            68,320
   UCBH Holdings, Inc.+                                4,130            68,310
   United Bankshares, Inc.                             1,810            66,300
   Umpqua Holding Corp.                                2,570            65,920
   Greater Bay Bancorp+                                2,270            65,262
   Pacific Capital Bancorp                             2,080            64,730
   Central Pacific Financial Corp.                     1,370            53,019
   Sterling Financial Corp./WA+                        1,730            52,782
   Provident Bankshares Corp.                          1,430            52,038
   First Community Bancorp/CA                            880            51,990
   Wintrust Financial Corp.+                           1,020            51,867
   Susquehanna Bancshares, Inc.                        2,120            50,668
   Chittenden Corp.                                    1,950            50,408
   Alabama National Bancorporation                       720            49,068
   BancorpSouth, Inc.+                                 1,790            48,778
   First Republic Bank+                                1,060            48,548
   Republic Bancorp, Inc./MI                           3,900            48,321
   UMB Financial Corp.                                 1,440            48,010
   Signature Bank/New York NY*                         1,450            46,951
   Boston Private Financial
      Holdings, Inc.+                                  1,650            46,035
   Sterling Bancshares, Inc./TX                        2,410            45,188
   Glacier Bancorp, Inc.+                              1,540            45,076
   National Penn Bancshares, Inc.+                     2,240            44,486
   Citizens Banking Corp./MI                           1,810            44,182
   FNB Corp.+                                          2,770            43,683
   Frontier Financial Corp.+                           1,280            43,507
   Texas Regional Bancshares,
      Inc. -- Class A                                  1,120            42,470
   MB Financial Corp.+                                 1,150            40,664
   Hanmi Financial Corp.                               2,070            40,241
   PrivateBancorp, Inc.+                                 920            38,097
   First Bancorp Puerto Rico+                          4,080            37,944
   Prosperity Bancshares, Inc.+                        1,090            35,850
   Trustmark Corp.                                     1,120            34,686
   First Citizens BancShares,
      Inc. -- Class A                                    150            30,075
   City Holding Co.                                      810            29,273
   Columbia Banking Systems, Inc.                        760            28,409

                                              See Notes to Financial Statements.


58 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   Independent Bank Corp./MI                           1,040   $        27,432
   Community Trust Bancorp, Inc.                         760            26,547
   Capitol Bancorp, Ltd.                                 660            25,707
   Sandy Spring Bancorp, Inc.                            710            25,603
   First State Bancorporation/NM                         960            22,829
   1st Source Corp.                                      580            19,621
   Centennial Bank Holdings, Inc.*                     1,790            18,509
   Center Financial Corp.                                670            15,839
   Midwest Banc Holdings, Inc.+                          710            15,798
   Nara Bancorp, Inc.                                    840            15,750
   R&G Financial Corp. -- Class B+                     1,830            15,720
   Oriental Financial Group                            1,230            15,695
   First Indiana Corp.                                   590            15,358
   Wilshire Bancorp, Inc.                                850            15,317
   Cathay General Bancorp                                420            15,280
   Seacoast Banking Corp. of Florida                     570            15,179
   Sterling Bancorp/NY                                   770            15,015
   Preferred Bank/Los Angeles CA                         280            15,011
                                                               ---------------
   TOTAL BANKS                                                       2,283,061
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 1.6%
   MAF Bancorp, Inc.                                   1,550            66,402
   Downey Financial Corp.                                940            63,779
   First Niagara Financial Group, Inc.                 4,230            59,305
   Corus Bankshares, Inc.+                             1,740            45,553
   FirstFed Financial Corp.*+                            780            44,983
   Bankunited Financial Corp. --
      Class A                                          1,470            44,864
   TrustCo Bank Corp./NY+                              3,890            42,868
   Accredited Home Lenders
      Holding Co.*+                                      880            42,073
   Harbor Florida Bancshares, Inc.+                    1,110            41,225
   PFF Bancorp, Inc.                                   1,140            37,802
   Anchor BanCorp Wisconsin, Inc.                      1,130            34,092
   Fremont General Corp.+                              1,610            29,882
   BankAtlantic Bancorp, Inc. --
      Class A+                                         1,910            28,344
   TierOne Corp.+                                        820            27,691
   Flagstar Bancorp, Inc.+                             1,670            26,653
   Triad Guaranty, Inc.*                                 520            25,418
   Partners Trust Financial
      Group, Inc.+                                     2,180            24,874
   Fidelity Bankshares, Inc.                             540            17,183
   City Bank Lynnwood WA                                 360            16,798
   Federal Agricultural
      Mortgage Corp.                                     600            16,620
   First Place Financial Corp./OH                        700            16,107
   Ocwen Financial Corp.*                              1,220            15,506
                                                               ---------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                    768,022
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   INSURANCE 1.5%
   Ohio Casualty Corp.+                                2,600   $        77,298
   National Financial Partners Corp.+                  1,630            72,225
   Delphi Financial Group, Inc. --
      Class A+                                         1,960            71,266
   Selective Insurance Group, Inc.                     1,270            70,955
   ProAssurance Corp.*+                                1,380            66,488
   RLI Corp.+                                          1,030            49,625
   LandAmerica Financial Group,
      Inc.+                                              760            49,096
   Zenith National Insurance Corp.                     1,180            46,811
   Argonaut Group, Inc.*                               1,440            43,258
   Safety Insurance Group, Inc.                          600            28,530
   Stewart Information
      Services Corp.                                     770            27,959
   Tower Group, Inc.                                     820            24,805
   Navigators Group, Inc.*                               560            24,539
   Presidential Life Corp.                               990            24,334
   American Physicians
      Capital, Inc.*+                                    420            22,088
   Infinity Property & Casualty
      Corp.+                                             460            18,860
   SeaBright Insurance
      Holdings, Inc.*                                    940            15,143
                                                               ---------------
   TOTAL INSURANCE                                                     733,280
                                                               ---------------
   CAPITAL MARKETS 0.8%
   Waddell & Reed Financial, Inc. --
      Class A                                          3,620            74,427
   Knight Capital Group, Inc. --
      Class A*                                         4,670            71,124
   Piper Jaffray Cos., Inc.*+                          1,030            63,046
   Investment Technology
      Group, Inc.*+                                      800            40,688
   Calamos Asset Management,
      Inc. -- Class A                                  1,320            38,267
   LaBranche & Co., Inc.*+                             3,140            38,025
   Greenhill & Co., Inc.+                                620            37,671
   optionsXpress Holdings, Inc.                        1,100            25,641
   GFI Group, Inc.*+                                     310            16,725
                                                               ---------------
   TOTAL CAPITAL MARKETS                                               405,614
                                                               ---------------
   CONSUMER FINANCE 0.5%
   Cash America International, Inc.                    1,550            49,600
   CompuCredit Corp.*+                                 1,070            41,131
   Advanta Corp.                                       1,070            38,466
   World Acceptance Corp.*                               850            30,192
   Advance America Cash Advance
      Centers, Inc.+                                   1,560            27,362
   Asta Funding, Inc.+                                   560            20,972
   ACE Cash Express, Inc.*                               610            17,855
   Ezcorp, Inc. -- Class A*                              420            15,830
                                                               ---------------
   TOTAL CONSUMER FINANCE                                              241,408
                                                               ---------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   DIVERSIFIED FINANCIALS 0.3%
   Financial Federal Corp.                             1,440   $        40,047
   Portfolio Recovery
      Associates, Inc.*+                                 830            37,931
   Nasdaq Stock Market, Inc.*+                           940            28,106
   International Securities
      Exchange, Inc.+                                    560            21,319
                                                               ---------------
   TOTAL DIVERSIFIED FINANCIALS                                        127,403
                                                               ---------------
TOTAL FINANCIALS                                                     6,945,677
                                                               ---------------
INFORMATION TECHNOLOGY 12.2%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.6%
   Varian Semiconductor Equipment
      Associates, Inc.*+                               2,400            78,264
   Cymer, Inc.*+                                       1,640            76,194
   Microsemi Corp.*                                    2,960            72,165
   Sirf Technology Holdings, Inc.*+                    1,590            51,230
   Zoran Corp.*                                        2,080            50,627
   OmniVision Technologies, Inc.*+                     2,370            50,054
   Trident Microsystems, Inc.*                         2,570            48,779
   Rambus, Inc.*+                                      2,100            47,901
   Silicon Image, Inc.*                                4,260            45,923
   ON Semiconductor Corp.*+                            7,780            45,746
   Semtech Corp.*+                                     3,160            45,662
   Amkor Technology, Inc.*+                            4,750            44,935
   ATMI, Inc.*+                                        1,790            44,070
   Cabot Microelectronics Corp.*                       1,390            42,131
   Cirrus Logic, Inc.*                                 5,050            41,107
   Formfactor, Inc.*+                                    910            40,613
   Atheros Communications, Inc.*                       1,980            37,541
   MKS Instruments, Inc.*                              1,860            37,423
   Silicon Laboratories, Inc.*+                        1,010            35,502
   Photronics, Inc.*+                                  2,330            34,484
   Integrated Device
      Technology, Inc.*+                               2,400            34,032
   Micrel, Inc.*+                                      3,330            33,333
   Diodes, Inc.*                                         760            31,494
   Atmel Corp.*+                                       5,280            29,304
   Veeco Instruments, Inc.*+                           1,180            28,131
   RF Micro Devices, Inc.*+                            4,680            27,940
   Fairchild Semiconductor
      International, Inc.*+                            1,520            27,618
   Cypress Semiconductor Corp.*+                       1,690            24,573
   Intevac, Inc.*                                      1,120            24,282
   Netlogic Microsystems, Inc.*+                         660            21,285
   Power Integrations, Inc.*                           1,130            19,752
   Asyst Technologies, Inc.*                           2,130            16,039
   ADE Corp.*                                            430            13,971
                                                               ---------------
   TOTAL SEMICONDUCTOR &
      SEMICONDUCTOR EQUIPMENT                                        1,302,105
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   SOFTWARE 2.4%
   RSA Security, Inc.*                                 3,300   $        89,727
   Ansys, Inc.*+                                       1,600            76,512
   Micros Systems, Inc.*+                              1,700            74,256
   Hyperion Solutions Corp.*                           2,590            71,484
   MicroStrategy, Inc. -- Class A*                       730            71,189
   Transaction Systems Architects,
      Inc. -- Class A*                                 1,700            70,873
   TIBCO Software, Inc.*                               9,690            68,314
   Nuance Communications, Inc.*+                       5,670            57,040
   Informatica Corp.*+                                 3,860            50,798
   Macrovision Corp.*                                  2,220            47,774
   Quest Software, Inc.*                               3,320            46,613
   Intergraph Corp.*                                   1,330            41,882
   Advent Software, Inc.*+                             1,130            40,759
   Sybase, Inc.*                                       2,070            40,158
   Internet Security Systems, Inc.*+                   2,040            38,454
   Factset Research Systems, Inc.                        760            35,948
   SPSS, Inc.*                                         1,090            35,033
   THQ, Inc.*                                          1,550            33,480
   Aspen Technology, Inc.*                             2,240            29,389
   Quality Systems, Inc.+                                760            27,983
   Blackboard, Inc.*                                     920            26,643
   Open Solutions, Inc.*                                 970            25,812
   Progress Software Corp.*                            1,100            25,751
   Lawson Software, Inc.*+                             3,500            23,450
   Secure Computing Corp.*+                            2,660            22,876
   Filenet Corp.*+                                       610            16,427
   Smith Micro Software, Inc.*                           990            15,860
                                                               ---------------
   TOTAL SOFTWARE                                                    1,204,485
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 1.8%
   Interdigital Communications
      Corp.*                                           2,450            85,530
   Polycom, Inc.*+                                     3,650            80,008
   CommScope, Inc.*+                                   2,500            78,550
   Foundry Networks, Inc.*+                            6,420            68,437
   ADTRAN, Inc.                                        3,000            67,290
   Avocent Corp.*                                      2,220            58,275
   Arris Group, Inc.*                                  4,410            57,859
   Plantronics, Inc.+                                  2,220            49,306
   3Com Corp.*+                                        9,560            48,947
   Redback Networks, Inc.*+                            2,510            46,034
   Netgear, Inc.*                                      1,900            41,135
   Powerwave Technologies, Inc.*+                      4,120            37,574
   Sycamore Networks, Inc.*                            9,250            37,555
   Black Box Corp.+                                      960            36,797
   Ciena Corp.*+                                       7,330            35,257
   Extreme Networks, Inc.*                             5,930            24,669
   Packeteer, Inc.*                                    1,940            22,000
                                                               ---------------
   TOTAL COMMUNICATIONS EQUIPMENT                                      875,223
                                                               ---------------

                                              See Notes to Financial Statements.


60 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
  RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.7%
   Plexus Corp.*+                                      2,060   $        70,473
   Benchmark Electronics, Inc.*+                       2,860            68,983
   Itron, Inc.*+                                       1,140            67,556
   Flir Systems, Inc.*                                 2,970            65,518
   Coherent, Inc.*                                     1,430            48,234
   Rogers Corp.*                                         840            47,326
   Global Imaging Systems, Inc.*                       1,120            46,234
   Rofin-Sinar Technologies, Inc.*                       780            44,827
   Scansource, Inc.*                                   1,400            41,048
   MTS Systems Corp.+                                    970            38,325
   Brightpoint, Inc.*                                  2,526            34,177
   Littelfuse, Inc.*                                     940            32,317
   TTM Technologies, Inc.*                             2,000            28,940
   CTS Corp.+                                          1,880            27,993
   KEMET Corp.*                                        3,010            27,752
   Agilsys, Inc.                                       1,400            25,200
   Park Electrochemical Corp.+                           960            24,720
   Electro Scientific Industries, Inc.*                1,360            24,466
   Checkpoint Systems, Inc.*+                            920            20,433
   LoJack Corp.*+                                        910            17,163
   Multi-Fineline Electronix, Inc.*+                     480            15,931
                                                               ---------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            817,616
                                                               ---------------
   INTERNET SOFTWARE & SERVICES 1.6%
   aQuantive, Inc.*+                                   3,100            78,523
   Digital River, Inc.*+                               1,700            68,663
   ValueClick, Inc.*                                   4,200            64,470
   j2 Global Communications, Inc.*+                    1,990            62,128
   RealNetworks, Inc.*+                                5,360            57,352
   Openwave Systems, Inc.*+                            4,570            52,738
   EarthLink, Inc.*                                    6,020            52,133
   Digital Insight Corp.*                              1,470            50,406
   Websense, Inc.*+                                    2,230            45,804
   Digitas, Inc.*                                      3,930            45,667
   United Online, Inc.+                                3,400            40,800
   InfoSpace, Inc.*                                    1,770            40,126
   WebEx Communications, Inc.*+                          810            28,787
   CNET Networks, Inc.*                                3,250            25,935
   Vignette Corp.*                                     1,630            23,765
   Click Commerce, Inc.*+                                800            15,784
   Bankrate, Inc.*+                                      410            15,482
                                                               ---------------
   TOTAL INTERNET SOFTWARE & SERVICES                                  768,563
                                                               ---------------
   IT CONSULTING & SERVICES 1.1%
   MPS Group, Inc.*+                                   4,630            69,728
   BISYS Group, Inc.*                                  5,040            69,048
   Perot Systems Corp. -- Class A*                     3,630            52,562
   CSG Systems International, Inc.*                    2,120            52,449
   Acxiom Corp.                                        2,010            50,250
   MoneyGram International, Inc.+                      1,460            49,567
   eFunds Corp.*                                       2,100            46,305
   Talx Corp.+                                         1,840            40,241
   MAXIMUS, Inc.                                       1,050            24,307

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   Mantech International Corp. --
      Class A*                                           760   $        23,454
   SYKES Enterprises, Inc.*                            1,120            18,099
   Euronet Worldwide, Inc.*+                             468            17,957
   infoUSA, Inc. -- Class B                            1,500            15,465
                                                               ---------------
   TOTAL IT CONSULTING & SERVICES                                      529,432
                                                               ---------------
   COMPUTERS & PERIPHERALS 1.0%
   Komag, Inc.*+                                       1,440            66,499
   Palm, Inc.*+                                        3,900            62,790
   Brocade Communications
      Systems, Inc.*+                                 10,070            61,830
   Electronics for Imaging, Inc.*+                     2,450            51,156
   Rackable Systems, Inc.*                             1,270            50,152
   Intermec, Inc.*+                                    2,100            48,174
   Emulex Corp.*                                       2,960            48,159
   Imation Corp.+                                        840            34,482
   McData Corp. -- Class A*                            6,900            28,152
   Synaptics, Inc.*+                                   1,060            22,684
   Neoware Systems Inc*                                1,320            16,223
                                                               ---------------
   TOTAL COMPUTERS & PERIPHERALS                                       490,301
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         5,987,725
                                                               ---------------
CONSUMER DISCRETIONARY 10.0%
   SPECIALTY RETAIL 2.5%
   Payless Shoesource, Inc.*                           2,850            77,434
   Aeropostale, Inc.*+                                 2,640            76,270
   Regis Corp.+                                        2,030            72,288
   Group 1 Automotive, Inc.+                           1,160            65,354
   Charming Shoppes, Inc.*+                            5,810            65,304
   Too, Inc.*                                          1,600            61,424
   Children's Place Retail
      Stores, Inc.*                                      910            54,645
   Pantry, Inc.*                                         940            54,088
   Pacific Sunwear of California, Inc.*                2,970            53,252
   Select Comfort Corp.*+                              2,300            52,831
   Gymboree Corp.*+                                    1,480            51,445
   Dress Barn, Inc.*+                                  2,010            50,954
   GameStop Corp. -- Class A*+                         1,180            49,560
   Christopher & Banks Corp.                           1,680            48,720
   Cato Corp. -- Class A                               1,730            44,721
   Hibbett Sporting Goods, Inc.*                       1,750            41,825
   Genesco, Inc.*                                      1,170            39,628
   Guess ?, Inc.*+                                       940            39,245
   Sonic Automotive, Inc.                              1,700            37,706
   Tractor Supply Co.*+                                  670            37,031
   Jos. A.  Bank Clothiers, Inc.*+                     1,060            25,398
   CSK Auto Corp.*                                     2,120            25,347
   United Auto Group, Inc.+                            1,150            24,553
   Talbots, Inc.                                       1,160            21,402
   Buckle, Inc.                                          400            16,748
   Citi Trends, Inc.*+                                   390            16,649
   Home Solutions of America, Inc.*                    2,490            15,363
                                                               ---------------
   TOTAL SPECIALTY RETAIL                                            1,219,185
                                                               ---------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   HOTELS, RESTAURANTS & LEISURE 1.9%
   Aztar Corp.*                                        1,490   $        77,420
   Pinnacle Entertainment, Inc.*                       2,230            68,350
   Ruby Tuesday, Inc.+                                 2,700            65,907
   Jack in the Box, Inc.*                              1,660            65,072
   Vail Resorts, Inc.*                                 1,540            57,134
   Shuffle Master, Inc.*+                              1,730            56,709
   CEC Entertainment, Inc.*+                           1,480            47,538
   Rare Hospitality
      International, Inc.*                             1,650            47,454
   Bob Evans Farms, Inc.                               1,580            47,416
   CKE Restaurants, Inc.+                              2,800            46,508
   IHOP Corp.                                            950            45,676
   Domino's Pizza, Inc.                                1,780            44,037
   Papa John's International, Inc.*+                   1,250            41,500
   WMS Industries, Inc.*                               1,020            27,938
   Speedway Motorsports, Inc.                            720            27,173
   CBRL Group, Inc.                                      800            27,136
   Landry's Restaurants, Inc.+                           820            26,609
   Ameristar Casinos, Inc.                             1,230            23,924
   Steak n Shake Co.*+                                 1,500            22,710
   Six Flags, Inc.*                                    2,870            16,129
   Monarch Casino & Resort, Inc.*                        560            15,747
   Krispy Kreme Doughnuts, Inc.*                       1,930            15,710
   Applebee's International, Inc.                        800            15,376
                                                               ---------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                 929,173
                                                               ---------------
   MEDIA 1.2%
   Catalina Marketing Corp.                            2,410            68,589
   Reader's Digest Association, Inc.                   4,490            62,680
   Valassis Communications, Inc.*+                     2,500            58,975
   Arbitron, Inc.                                      1,330            50,979
   Lee Enterprises, Inc.                               1,880            50,666
   Entercom Communications
      Corp.+                                           1,790            46,826
   Scholastic Corp.*                                   1,650            42,851
   Belo Corp. -- Class A                               2,310            36,036
   Advo, Inc.+                                         1,340            32,977
   Morningstar, Inc.*                                    670            27,792
   Cumulus Media, Inc. -- Class A*+                    2,230            23,794
   Courier Corp.                                         429            17,169
   Playboy Enterprises, Inc. --
      Class B*                                         1,610            16,068
   Citadel Broadcasting Corp.                          1,760            15,664
   Journal Register Co.                                1,740            15,590
   World Wrestling
      Entertainment, Inc.                                910            15,370
                                                               ---------------
   TOTAL MEDIA                                                         582,026
                                                               ---------------
   TEXTILES & APPAREL 1.1%
   Phillips-Van Heusen Corp.                           2,160            82,426
   Brown Shoe Co., Inc.                                1,350            46,008
   Warnaco Group, Inc.*                                2,400            44,832
   Carter's, Inc.*                                     1,680            44,402
   Kellwood Co.+                                       1,390            40,685

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   K-Swiss, Inc. -- Class A+                           1,450   $        38,715
   Timberland Co. -- Class A*                          1,410            36,801
   Steven Madden, Ltd.                                 1,190            35,248
   Fossil, Inc.*                                       1,930            34,759
   Wolverine World Wide, Inc.                          1,350            31,495
   Columbia Sportswear Co.*                              610            27,609
   Oxford Industries, Inc.+                              700            27,587
   Skechers U.S.A., Inc. -- Class A*+                  1,020            24,592
   Deckers Outdoor Corp.*                                430            16,581
   True Religion Apparel, Inc.*                          890            15,753
                                                               ---------------
   TOTAL TEXTILES & APPAREL                                            547,493
                                                               ---------------
   HOUSEHOLD DURABLES 1.0%
   Ethan Allen Interiors, Inc.+                        1,520            55,556
   Jarden Corp.*+                                      1,620            49,329
   Furniture Brands
      International, Inc.+                             2,360            49,182
   Meritage Homes Corp.*                               1,040            49,140
   American Greetings Corp. --
      Class A                                          2,260            47,483
   Yankee Candle Co., Inc.                             1,810            45,268
   Champion Enterprises, Inc.*+                        4,020            44,381
   WCI Communities, Inc.*+                             2,030            40,884
   La-Z-Boy, Inc.+                                     2,730            38,220
   Brookfield Homes Corp.+                               820            27,019
   Interface, Inc. -- Class A*+                        2,190            25,075
   Avatar Holdings, Inc.*+                               280            15,952
                                                               ---------------
   TOTAL HOUSEHOLD DURABLES                                            487,489
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.5%
   Sotheby's Holdings, Inc. --
      Class A*                                         2,620            68,775
   DeVry, Inc.*                                        2,970            65,251
   Strayer Education, Inc.                               660            64,091
   Jackson Hewitt Tax Service, Inc.                    1,570            49,220
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                247,337
                                                               ---------------
   AUTO COMPONENTS 0.5%
   Tenneco Automotive, Inc.*                           2,160            56,160
   ArvinMeritor, Inc.+                                 2,930            50,367
   Modine Manufacturing Co.                            1,770            41,347
   LKQ Corp.*+                                         1,990            37,810
   Aftermarket Technology Corp.*                       1,020            25,347
   Drew Industries, Inc.*                                760            24,624
                                                               ---------------
   TOTAL AUTO COMPONENTS                                               235,655
                                                               ---------------
   INTERNET & CATALOG RETAIL 0.4%
   Netflix, Inc.*+                                     1,940            52,788
   Priceline.com, Inc.*+                               1,360            40,610
   Coldwater Creek, Inc.*+                             1,240            33,182
   Nutri/System, Inc.*+                                  510            31,686
   Stamps.com, Inc.*                                     900            25,038
                                                               ---------------
   TOTAL INTERNET & CATALOG RETAIL                                     183,304
                                                               ---------------

                                              See Notes to Financial Statements.


62 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   MULTILINE RETAIL 0.2%
   Big Lots, Inc.*+                                    4,630   $        79,080
   99 Cents Only Stores*                               1,660            17,364
   Conn's, Inc.*+                                        580            15,399
   Bon-Ton Stores, Inc.+                                 700            15,316
                                                               ---------------
   TOTAL MULTILINE RETAIL                                              127,159
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 0.2%
   Marvel Entertainment, Inc.*                         2,260            45,200
   RC2 Corp.*                                            780            30,155
   Jakks Pacific, Inc.*+                               1,270            25,514
   Callaway Golf Co.+                                  1,480            19,225
                                                               ---------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                  120,094
                                                               ---------------
   DISTRIBUTORS 0.2%
   Building Material Holding Corp.+                    1,480            41,248
   Keystone Automotive
      Industries, Inc.*                                  920            38,842
   DXP Enterprises, Inc.*                                520            16,156
                                                               ---------------
   TOTAL DISTRIBUTORS                                                   96,246
                                                               ---------------
   AUTOMOBILES 0.2%
   Winnebago Industries, Inc.+                         1,590            49,354
   Thor Industries, Inc.+                                770            37,306
                                                               ---------------
   TOTAL AUTOMOBILES                                                    86,660
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 0.1%
   Alderwoods Group, Inc.*                             2,100            40,866
                                                               ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                               40,866
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         4,902,687
                                                               ---------------
INDUSTRIALS 9.4%
   COMMERCIAL SERVICES & SUPPLIES 2.3%
   United Stationers, Inc.*                            1,570            77,432
   Waste Connections, Inc.*+                           2,000            72,800
   Brady Corp. -- Class A+                             1,900            69,996
   Watson Wyatt & Co., Holdings                        1,930            67,811
   Labor Ready, Inc.*+                                 2,340            53,001
   John H. Harland Co.                                 1,190            51,765
   Mine Safety Appliances Co.+                         1,280            51,456
   FTI Consulting, Inc.*+                              1,800            48,186
   Resources Connection, Inc.*                         1,910            47,788
   American Reprographics Co.*                         1,260            45,675
   Advisory Board Co.*                                   920            44,243
   NCO Group, Inc.*+                                   1,650            43,626
   Covanta Holding Corp.*                              2,290            40,418
   Administaff, Inc.+                                  1,120            40,107
   Viad Corp.                                          1,270            39,751
   Korn/Ferry International, Inc.*+                    1,970            38,592
   IKON Office Solutions, Inc.                         2,740            34,524
   Consolidated Graphics, Inc.*                          510            26,551
   Corrections Corporation of
      America*+                                          480            25,411
   Rollins, Inc.                                       1,270            24,943

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   CRA International, Inc.*                              540   $        24,376
   Cenveo, Inc.*                                       1,330            23,873
   Banta Corp.                                           470            21,775
   Spherion Corp.*+                                    2,380            21,706
   Mobile Mini, Inc.*+                                   720            21,067
   School Specialty, Inc.*                               590            18,792
   Sourcecorp, Inc.*                                     640            15,866
   Hudson Highland Group, Inc.*                        1,440            15,538
   ICT Group, Inc.*                                      610            14,963
   Sirva, Inc.*                                        2,290            14,816
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                              1,136,848
                                                               ---------------
   MACHINERY 1.9%
   Wabtec Corp.                                        2,070            77,418
   Bucyrus International, Inc. --
      Class A+                                         1,370            69,185
   Navistar International Corp.*                       2,310            56,849
   Mueller Industries, Inc.+                           1,580            52,188
   JLG Industries, Inc.                                2,300            51,750
   Albany International Corp. --
      Class A                                          1,190            50,444
   Manitowoc Co., Inc.                                 1,130            50,285
   Lincoln Electric Holdings, Inc.+                      790            49,494
   Crane Co.+                                          1,180            49,088
   Kennametal, Inc.+                                     780            48,555
   Trinity Industries, Inc.+                           1,080            43,632
   Valmont Industries, Inc.                              880            40,911
   Gardner Denver, Inc.*                               1,030            39,655
   EnPro Industries, Inc.*                             1,170            39,312
   Barnes Group, Inc.                                  1,920            38,304
   AGCO Corp.*+                                        1,120            29,478
   Kaydon Corp.+                                         720            26,863
   Freightcar America, Inc.+                             480            26,645
   Astec Industries, Inc.*                               750            25,590
   American Science &
      Engineering, Inc.*+                                410            23,747
   Middleby Corp.*                                       270            23,371
                                                               ---------------
   TOTAL MACHINERY                                                     912,764
                                                               ---------------
   ELECTRICAL EQUIPMENT 1.1%
   Genlyte Group, Inc.*                                1,030            74,603
   General Cable Corp.*+                               2,100            73,500
   Acuity Brands, Inc.+                                1,880            73,151
   Regal-Beloit Corp.+                                 1,510            66,666
   Belden CDT, Inc.+                                   2,010            66,431
   Woodward Governor Co.                               1,440            43,934
   Encore Wire Corp.*+                                 1,210            43,487
   A.O. Smith Corp.+                                     930            43,115
   Superior Essex, Inc.*                                 950            28,434
                                                               ---------------
   TOTAL ELECTRICAL EQUIPMENT                                          513,321
                                                               ---------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   AEROSPACE & DEFENSE 1.0%
   BE Aerospace, Inc.*+                                3,300   $        75,438
   Hexcel Corp.*+                                      4,170            65,511
   Ceradyne, Inc.*                                     1,190            58,893
   Moog, Inc. -- Class A*                              1,680            57,490
   Teledyne Technologies, Inc.*                        1,500            49,140
   Armor Holdings, Inc.*+                                850            46,605
   DRS Technologies, Inc.+                               900            43,875
   Triumph Group, Inc.*                                  870            41,760
   Esterline Technologies Corp.*+                        600            24,954
   United Industrial Corp./NY+                           540            24,435
   Herley Industries, Inc.*                            1,410            15,806
                                                               ---------------
   TOTAL AEROSPACE & DEFENSE                                           503,907
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.6%
   Watsco, Inc.                                          900            53,838
   United Rentals, Inc.*+                              1,560            49,889
   WESCO International, Inc.*+                           700            46,732
   Beacon Roofing Supply, Inc.*+                       2,020            44,460
   UAP Holding Corp.                                   1,800            39,258
   Applied Industrial
      Technologies, Inc.                                 965            23,459
   GATX Corp.+                                           530            22,525
   BlueLinx Holdings, Inc.                             1,220            15,922
                                                               ---------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                              296,083
                                                               ---------------
   ROAD & RAIL 0.6%
   Genesee & Wyoming, Inc. --
      Class A*+                                        1,620            57,462
   Arkansas Best Corp.                                 1,120            56,235
   Knight Transportation, Inc.+                        2,550            51,510
   Amerco, Inc.*+                                        470            47,310
   Kansas City Southern*+                                880            24,376
   SCS Transportation, Inc.*                             630            17,344
   Florida East Coast Industries, Inc.+                  310            16,222
                                                               ---------------
   TOTAL ROAD & RAIL                                                   270,459
                                                               ---------------
   BUILDING PRODUCTS 0.5%
   Simpson Manufacturing Co., Inc.+                    1,520            54,796
   NCI Building Systems, Inc.*+                          910            48,385
   Universal Forest Products, Inc.+                      750            47,047
   Lennox International, Inc.                          1,290            34,159
   ElkCorp                                               940            26,104
   Ameron International Corp.                            300            20,106
   Builders FirstSource, Inc.*                           780            15,881
   PW Eagle, Inc.                                        520            15,725
                                                               ---------------
   TOTAL BUILDING PRODUCTS                                             262,203
                                                               ---------------
   AIRLINES 0.5%
   SkyWest, Inc.+                                      3,070            76,136
   AirTran Holdings, Inc.*+                            4,000            59,440
   Continental Airlines, Inc. --
      Class B*+                                        1,680            50,064
   Alaska Air Group, Inc.*+                            1,240            48,881
                                                               ---------------
   TOTAL AIRLINES                                                      234,521
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   CONSTRUCTION & ENGINEERING 0.4%
   Granite Construction, Inc.+                         1,610   $        72,885
   EMCOR Group, Inc.*                                  1,440            70,085
   Quanta Services, Inc.*+                             2,920            50,603
   URS Corp.*                                            510            21,420
                                                               ---------------
   TOTAL CONSTRUCTION & ENGINEERING                                    214,993
                                                               ---------------
   AIR FREIGHT & COURIERS 0.4%
   EGL, Inc.*+                                         1,510            75,802
   Pacer International, Inc.+                          1,660            54,083
   HUB Group, Inc. -- Class A*+                        1,880            46,116
   Forward Air Corp.+                                    460            18,736
                                                               ---------------
   TOTAL AIR FREIGHT & COURIERS                                        194,737
                                                               ---------------
   INDUSTRIAL CONGLOMERATES 0.1%
   Walter Industries, Inc.+                              830            47,849
                                                               ---------------
   TOTAL INDUSTRIAL CONGLOMERATES                                       47,849
                                                               ---------------
   MARINE 0.0%
   American Commercial Lines, Inc.*                      280            16,870
                                                               ---------------
   TOTAL MARINE                                                         16,870
                                                               ---------------
TOTAL INDUSTRIALS                                                    4,604,555
                                                               ---------------
HEALTH CARE 7.9%
   HEALTH CARE EQUIPMENT & SUPPLIES 2.5%
   Hologic, Inc.*                                      1,910            94,278
   Kyphon, Inc.*+                                      1,880            72,117
   Steris Corp.                                        3,130            71,552
   Mentor Corp.+                                       1,540            66,990
   American Medical Systems
      Holdings, Inc.*+                                 3,460            57,609
   Haemonetics Corp./MA*                               1,230            57,207
   Immucor, Inc.*+                                     2,675            51,440
   West Pharmaceutical Services, Inc.                  1,400            50,792
   Lifecell Corp.*+                                    1,620            50,090
   Bio -- Rad Laboratories, Inc. --
      Class A*                                           760            49,354
   Intuitive Surgical, Inc.*+                            400            47,188
   Dionex Corp.*                                         850            46,461
   DJ Orthopedics, Inc.*                               1,180            43,459
   PolyMedica Corp.+                                   1,190            42,792
   Palomar Medical
      Technologies, Inc.*+                               920            41,980
   Integra LifeSciences Holdings
      Corp.*+                                          1,040            40,362
   Biosite, Inc.*+                                       880            40,181
   Invacare Corp.                                      1,600            39,808
   Thoratec Corp.*+                                    2,770            38,420
   Conmed Corp.*+                                      1,380            28,566
   ICU Medical, Inc.*                                    670            28,301
   Molecular Devices Corp.*+                             830            25,365
   SurModics, Inc.*+                                     700            25,277
   ArthroCare Corp.*+                                    600            25,206
   Candela Corp.*                                      1,430            22,680
   Abaxis, Inc.*                                         910            20,357
   OraSure Technologies, Inc.*+                        1,840            17,517

                                              See Notes to Financial Statements.


64 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   Aspect Medical Systems, Inc.*+                        920   $        16,045
   Varian, Inc.*                                         380            15,774
                                                               ---------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                            1,227,168
                                                               ---------------
   BIOTECHNOLOGY 2.3%
   ICOS Corp.*+                                        3,340            73,447
   Alkermes, Inc.*+                                    3,850            72,842
   Cubist Pharmaceuticals, Inc.*                       2,650            66,727
   United Therapeutics Corp.*+                         1,020            58,925
   Myogen, Inc.*+                                      1,860            53,940
   Vertex Pharmaceuticals, Inc.*+                      1,440            52,862
   BioMarin Pharmaceuticals, Inc.*                     3,670            52,738
   Serologicals Corp.*                                 1,670            52,505
   Illumina, Inc.*+                                    1,740            51,608
   Martek Biosciences Corp.*+                          1,690            48,926
   Myriad Genetics, Inc.*+                             1,920            48,480
   Amylin Pharmaceuticals, Inc.*+                        960            47,395
   Nuvelo, Inc.*                                       2,680            44,622
   Telik, Inc.*+                                       2,680            44,220
   Exelixis, Inc.*                                     4,120            41,406
   Digene Corp.*+                                        770            29,830
   Medarex, Inc.*+                                     3,010            28,926
   Neurocrine Biosciences, Inc.*+                      2,390            25,334
   LUMINEX CORP*                                       1,380            23,998
   Keryx Biopharmaceuticals, Inc.*+                    1,620            23,004
   Pharmion Corp.*+                                    1,250            21,288
   Nektar Therapeutics*+                               1,080            19,807
   Alexion Pharmaceuticals, Inc.*                        540            19,505
   Senomyx, Inc.*                                      1,140            16,450
   Phase Forward, Inc.*                                1,410            16,243
   Momenta Pharmaceuticals, Inc.*+                     1,270            16,142
   Enzon Pharmaceuticals, Inc.*+                       2,120            15,985
   BioCryst Pharmaceuticals, Inc.*                     1,080            15,476
   Novavax, Inc.*                                      3,060            15,422
   Tanox, Inc.*+                                       1,100            15,213
   Renovis, Inc.*+                                       990            15,157
   Sirna Therapeutics, Inc.*                           2,640            15,048
                                                               ---------------
   TOTAL BIOTECHNOLOGY                                               1,143,471
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 2.0%
   Healthways, Inc.*+                                  1,430            75,275
   Psychiatric Solutions, Inc.*                        2,330            66,778
   Chemed Corp.+                                       1,200            65,436
   United Surgical Partners
      International, Inc.*+                            2,070            62,245
   Sunrise Senior Living, Inc.*+                       2,080            57,512
   Magellan Health Services, Inc.*+                    1,200            54,372
   American Retirement Corp.*                          1,510            49,483
   Owens & Minor, Inc.+                                1,720            49,192
   LCA-Vision, Inc.                                      910            48,148
   Pediatrix Medical Group, Inc.*+                     1,060            48,018
   Genesis HealthCare Corp.*                             950            45,001
   inVentiv Health, Inc.*+                             1,510            43,458

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   Per-Se Technologies, Inc.*+                         1,700   $        42,806
   Apria Healthcare Group, Inc.*+                      2,180            41,202
   Eclipsys Corp.*+                                    2,130            38,681
   HealthExtras, Inc.*+                                1,110            33,544
   The Trizetto Group, Inc.*                           1,910            28,249
   Centene Corp.*+                                     1,040            24,471
   Odyssey HealthCare, Inc.*+                          1,170            20,557
   PSS World Medical, Inc.*                              950            16,767
   Vital Images, Inc.*                                   650            16,055
   Gentiva Health Services, Inc.*                        990            15,870
   PRA International*                                    710            15,812
   Dendrite International, Inc.*                       1,690            15,616
   Visicu, Inc.*                                         850            15,002
                                                               ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                              989,550
                                                               ---------------
   PHARMACEUTICALS 1.1%
   Valeant Pharmaceuticals
      International                                    4,090            69,203
   MGI Pharma, Inc.*+                                  2,790            59,985
   Medicis Pharmaceutical Corp. --
      Class A+                                         2,430            58,320
   Perrigo Co.                                         3,250            52,325
   Alpharma, Inc. -- Class A                           1,920            46,157
   KV Pharmaceutical Co.*+                             2,000            37,320
   Adolor Corp.*                                       1,400            35,014
   Par Pharmaceutical Cos., Inc.*                      1,830            33,782
   Viropharma, Inc.*                                   3,150            27,153
   Sciele Pharma, Inc.*+                               1,170            27,132
   CNS, Inc.                                             670            16,415
   New River Pharmaceuticals, Inc.*+                     560            15,960
   Pozen, Inc.*                                        2,260            15,910
   Pain Therapeutics, Inc.*                            1,880            15,698
   Connetics Corp.*                                    1,320            15,523
                                                               ---------------
   TOTAL PHARMACEUTICALS                                               525,897
                                                               ---------------
TOTAL HEALTH CARE                                                    3,886,086
                                                               ---------------
ENERGY 3.8%
   OIL & GAS 2.1%
   KCS Energy, Inc.*                                   2,340            69,498
   Penn Virginia Corp.                                   840            58,699
   Swift Energy Co.*+                                  1,240            53,233
   World Fuel Services Corp.                           1,130            51,630
   Frontier Oil Corp.+                                 1,570            50,868
   Berry Petroleum Co. -- Class A                      1,530            50,720
   Cimarex Energy Co.+                                 1,170            50,310
   St. Mary Land & Exploration Co.                     1,230            49,508
   Cabot Oil & Gas Corp.+                              1,010            49,490
   Alpha Natural Resources, Inc.*+                     2,420            47,480
   Giant Industries, Inc.*                               700            46,585
   Atlas America, Inc.*                                  960            43,018
   Parallel Petroleum Corp.*                           1,740            42,995
   Holly Corp.+                                          860            41,452

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   Helix Energy Solutions
      Group, Inc.*+                                      950   $        38,342
   Rosetta Resources, Inc.*                            2,120            35,096
   Petroleum Development Corp.*                          760            28,652
   Pacific Ethanol, Inc.*+                             1,170            27,050
   Crosstex Energy, Inc.                                 280            26,622
   Western Refining, Inc.                              1,230            26,543
   Foundation Coal Holdings, Inc.+                       540            25,342
   Harvest Natural Resources, Inc.*                    1,840            24,914
   USEC, Inc.                                          1,640            19,434
   GMX Resources, Inc.*                                  520            16,078
   Edge Petroleum Corp.*                                 770            15,385
   Alon USA Energy, Inc.+                                480            15,106
   W&T Offshore, Inc.+                                   300            11,667
                                                               ---------------
   TOTAL OIL & GAS                                                   1,015,717
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 1.7%
   Maverick Tube Corp.*+                               1,540            97,312
   Lone Star Technologies, Inc.*+                      1,440            77,789
   Oil States International, Inc.*+                    2,080            71,302
   Grey Wolf, Inc.*+                                   8,880            68,376
   W-H Energy Services, Inc.*                          1,330            67,604
   Hydril*+                                              780            61,246
   NS Group, Inc.*+                                      990            54,529
   Superior Energy Services, Inc.*+                    1,490            50,511
   Lufkin Industries, Inc.+                              760            45,167
   Parker Drilling Co.*                                5,710            40,998
   SEACOR Holdings, Inc.*+                               390            32,019
   Todco -- Class A                                      720            29,412
   Veritas DGC, Inc.*+                                   570            29,401
   Oceaneering International, Inc.*                      640            29,344
   Tetra Technologies, Inc.*+                            880            26,655
   Atwood Oceanics, Inc.*+                               410            20,336
   Hornbeck Offshore
      Services, Inc.*+                                   470            16,694
   GulfMark Offshore, Inc.*                              640            16,531
   Warrior Energy Service Corp.*                         660            16,058
                                                               ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                   851,284
                                                               ---------------
TOTAL ENERGY                                                         1,867,001
                                                               ---------------
MATERIALS 2.8%
   METALS & MINING 1.3%
   Aleris International, Inc.*                         1,530            70,150
   Oregon Steel Mills, Inc.*+                          1,290            65,351
   Quanex Corp.                                        1,390            59,867
   Cleveland-Cliffs, Inc.                                650            51,539
   Reliance Steel & Aluminum Co.                         610            50,600
   Commercial Metals Co.+                              1,870            48,059
   Carpenter Technology Corp.+                           410            47,355
   Steel Dynamics, Inc.+                                 720            47,333
   Ryerson Tull, Inc.+                                 1,480            39,960
   Titanium Metals Corp.*+                             1,140            39,193
   Metal Management, Inc.                              1,250            38,275

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------
   AK Steel Holding Corp.*+                            2,730   $        37,756
   Coeur d'Alene Mines Corp.*                          6,110            29,389
   Chaparral Steel Co.*+                                 340            24,487
                                                               ---------------
   TOTAL METALS & MINING                                               649,314
                                                               ---------------
   CHEMICALS 0.9%
   H.B. Fuller Co.+                                    1,420            61,869
   Olin Corp.                                          3,010            53,969
   Hercules, Inc.*+                                    3,150            48,069
   Georgia Gulf Corp.                                  1,740            43,535
   NewMarket Corp.                                       880            43,173
   Rockwood Holdings, Inc.*                            1,710            39,347
   Spartech Corp.                                      1,710            38,646
   A. Schulman, Inc.                                   1,680            38,455
   OM Group, Inc.*                                     1,130            34,861
   Ferro Corp.                                         1,560            24,898
   Pioneer Cos., Inc.*                                   560            15,277
                                                               ---------------
   TOTAL CHEMICALS                                                     442,099
                                                               ---------------
   CONSTRUCTION MATERIALS 0.3%
   Texas Industries, Inc.+                               990            52,569
   Eagle Materials, Inc.+                              1,040            49,400
   Headwaters, Inc.*+                                  1,850            47,286
                                                               ---------------
   TOTAL CONSTRUCTION MATERIALS                                        149,255
                                                               ---------------
   CONTAINERS & PACKAGING 0.2%
   Silgan Holdings, Inc.                               1,110            41,081
   Greif, Inc. -- Class A                                520            38,979
                                                               ---------------
   TOTAL CONTAINERS & PACKAGING                                         80,060
                                                               ---------------
   PAPER & FOREST PRODUCTS 0.1%
   Deltic Timber Corp.                                   450            25,366
   Glatfelter+                                         1,110            17,616
                                                               ---------------
   TOTAL PAPER & FOREST PRODUCTS                                        42,982
                                                               ---------------
TOTAL MATERIALS                                                      1,363,710
                                                               ---------------
CONSUMER STAPLES 1.7%
   FOOD & DRUG RETAILING 0.7%
   Longs Drug Stores Corp.                             1,440            65,693
   United Natural Foods, Inc.*+                        1,870            61,747
   Performance Food Group Co.*+                        1,540            46,785
   Central European Distribution
      Corp.*                                           1,720            43,275
   Andersons, Inc.                                       780            32,456
   Wild Oats Markets, Inc.*+                           1,480            29,008
   Great Atlantic & Pacific Tea Co.+                   1,080            24,538
   Nash Finch Co.                                        710            15,116
                                                               ---------------
   TOTAL FOOD & DRUG RETAILING                                         318,618
                                                               ---------------
   FOOD PRODUCTS 0.5%
   Flowers Foods, Inc.                                 2,330            66,731
   Ralcorp Holdings, Inc.*                             1,140            48,484
   Corn Products International, Inc.                   1,370            41,922
   Tootsie Roll Industries, Inc.                       1,390            40,491
   Hain Celestial Group, Inc.*+                        1,210            31,170

                                              See Notes to Financial Statements.


66 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   Seaboard Corp.                                         19   $        24,320
   Reddy Ice Holdings, Inc.                              780            15,873
                                                               ---------------
   TOTAL FOOD PRODUCTS                                                 268,991
                                                               ---------------
   PERSONAL PRODUCTS 0.3%
   NBTY, Inc.*                                         2,680            64,079
   Chattem, Inc.*                                        820            24,903
   Elizabeth Arden, Inc.*                                910            16,271
   Medifast, Inc.*                                       890            15,904
   Parlux Fragrances, Inc.*                            1,550            15,020
                                                               ---------------
   TOTAL PERSONAL PRODUCTS                                             136,177
                                                               ---------------
   BEVERAGES 0.1%
   Hansen Natural Corp.*                                 260            49,496
                                                               ---------------
   TOTAL BEVERAGES                                                      49,496
                                                               ---------------
   HOUSEHOLD PRODUCTS 0.1%
   Central Garden and Pet Co.*                         1,070            46,063
                                                               ---------------
   TOTAL HOUSEHOLD PRODUCTS                                             46,063
                                                               ---------------
   TOBACCO 0.0%
   Alliance One International, Inc.                    3,700            16,428
                                                               ---------------
   TOTAL TOBACCO                                                        16,428
                                                               ---------------
TOTAL CONSUMER STAPLES                                                 835,773
                                                               ---------------
UTILITIES 1.6%
   ELECTRIC UTILITIES 0.8%
   IDACORP, Inc.                                       1,930            66,180
   Duquesne Light Holdings, Inc.                       3,280            53,923
   Cleco Corp.                                         2,200            51,150
   Sierra Pacific Resources*+                          3,570            49,980
   Unisource Energy Corp.                              1,570            48,905
   Otter Tail Power Co.                                1,690            46,188
   Portland General Electric Co.                       1,550            38,703
   Allete, Inc.+                                         420            19,887
   Westar Energy, Inc.                                   710            14,946
                                                               ---------------
   TOTAL ELECTRIC UTILITIES                                            389,862
                                                               ---------------
   GAS UTILITIES 0.5%
   Nicor, Inc.+                                        1,940            80,521
   Southwest Gas Corp.                                 1,730            54,218
   Northwest Natural Gas Co.+                          1,320            48,879
   South Jersey Industries, Inc.                       1,520            41,633
   Laclede Group, Inc.                                 1,200            41,232
                                                               ---------------
   TOTAL GAS UTILITIES                                                 266,483
                                                               ---------------
   MULTI-UTILITIES 0.2%
   Avista Corp.                                        2,200            50,226
   Ormat Technologies, Inc.                              420            16,023
   Aquila, Inc.*                                       3,670            15,451
                                                               ---------------
   TOTAL MULTI-UTILITIES                                                81,700
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   WATER UTILITIES 0.1%
   California Water Service Group                      1,000   $        35,740
   American States Water Co.+                            510            18,182
   SJW Corp.                                             660            16,797
                                                               ---------------
   TOTAL WATER UTILITIES                                                70,719
                                                               ---------------
TOTAL UTILITIES                                                        808,764
                                                               ---------------
TELECOMMUNICATION SERVICES 0.8%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.5%
   Time Warner Telecom, Inc. --
      Class A*+                                        3,480            51,678
   Level 3 Communications, Inc.*+                     10,710            47,553
   Broadwing Corp.*+                                   3,840            39,744
   Golden Telecom, Inc.                                1,020            25,857
   NeuStar, Inc.*+                                       720            24,300
   Valor Communications Group,
      Inc.+                                            2,080            23,816
   Iowa Telecommunications
      Services, Inc.                                     960            18,163
                                                               ---------------
   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                        231,111
                                                               ---------------
   WIRELESS TELECOMMUNICATION SERVICES 0.3%
   SBA Communications Corp.*                           1,960            51,234
   Dobson Communications Corp. --
      Class A*+                                        6,060            46,844
   Ubiquitel, Inc.*                                    4,250            43,945
                                                               ---------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                           142,023
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                       373,134
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $28,238,186)                                               31,575,112
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                             ---------------
FEDERAL AGENCY DISCOUNT NOTES 6.1%
Federal Home Loan Bank**
   5.04% due 07/05/06                        $     3,000,000         2,999,160
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $2,999,160)                                                 2,999,160
                                                               ---------------
REPURCHASE AGREEMENTS 31.2%
Repurchase Agreement (Note 5)
   5.17% due 07/03/06                              3,330,842         3,330,842
   4.55% due 07/03/06++                            1,801,813         1,801,813
   4.45% due 07/03/06++                              390,593           390,593
   4.44% due 07/03/06                              4,456,752         4,456,752
   4.40% due 07/03/06                              2,971,168         2,971,168
   4.10% due 07/03/06                              2,376,935         2,376,935
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $15,328,103)                                               15,328,103
                                                               ---------------

See Notes to Financial Statements.


                              THE   RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
   RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL 20.9%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                        $    10,244,351   $    10,244,351
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $10,244,351)                                               10,244,351
                                                               ---------------
TOTAL INVESTMENTS 122.6%
   (Cost $56,809,800)                                          $    60,146,726
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (22.6)%                                      $   (11,086,531)
                                                               ===============
NET ASSETS - 100.0%                                            $    49,060,195

-------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2006 Russell 2000(R) Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $20,940,940)                             289   $       390,700
                                                               ===============

                                                       UNITS
                                             ---------------
EQUITY INDEX SWAP AGREEMENTS
August 2006 Russell 2000(R) Index
   Swap, Maturing 08/21/06***
   (Notional Market Value
   $15,209,853)                                       20,989   $       509,454
September 2006 Russell 2000(R) Index
   Swap, Maturing 09/26/06***
   (Notional Market Value
   $3,312,284)                                         4,571           167,269
September 2006 Russell 2000(R) Index
   Swap, Maturing 09/11/06***
   (Notional Market Value
   $2,799,360)                                         3,863           196,342
                                                               ---------------
(TOTAL NOTIONAL MARKET
   VALUE $21,321,497)                                          $       873,065
                                                               ===============

  *   NON-INCOME PRODUCING SECURITY.

 ** THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

***   PRICE RETURN BASED ON RUSSELL 2000(R) INDEX +/- FINANCING AT A VARIABLE
      RATE.

  +   ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 - SEE NOTE
      8.

 ++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2006.

                                              See Notes to Financial Statements.


68 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   INVERSE RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 14.3%
Federal Farm Credit Bank*
   5.05% due 07/05/06                        $     3,000,000   $     2,999,158
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $2,999,158)                                                 2,999,158
                                                               ---------------
REPURCHASE AGREEMENTS 93.8%
Repurchase Agreement (Note 5)
   5.17% due 07/03/06                              4,548,063         4,548,063
   4.55% due 07/03/06+                             1,728,318         1,728,318
   4.44% due 07/03/06                              6,085,424         6,085,424
   4.40% due 07/03/06                              4,056,950         4,056,950
   4.10% due 07/03/06                              3,245,560         3,245,560
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $19,664,315)                                               19,664,315
                                                               ---------------
TOTAL INVESTMENTS 108.1%
   (Cost $22,663,473)                                          $    22,663,473
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (8.1)%                                       $    (1,707,172)
                                                               ===============
NET ASSETS - 100.0%                                            $    20,956,301

-------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          LOSS
                                                   CONTRACTS          (NOTE 1)
-------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
September 2006 Russell 2000(R) Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $5,651,880)                               78   $      (293,399)
                                                               ===============

                                                       UNITS
                                             ---------------
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
August 2006 Russell 2000(R) Index
   Swap, Maturing 08/21/06**
   (Notional Market Value
   $15,505,958)                                       21,397   $      (323,410)
                                                               ===============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON RUSSELL 2000(R) INDEX +/- FINANCING AT A VARIABLE
      RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2006.

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT  | 69

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   GOVERNMENT LONG BOND ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 25.7%
Fannie Mae*
   5.00% due 07/05/06                        $     5,000,000   $     4,998,611
Federal Farm Credit Bank*
   5.03% due 07/03/06                              5,000,000         5,000,000
   5.05% due 07/05/06                                200,000           199,944
Federal Home Loan Bank*
   5.04% due 07/05/06                              7,000,000         6,998,040
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $17,196,595)                                               17,196,595
                                                               ---------------
U.S. TREASURY OBLIGATIONS 41.3%
U.S. Treasury Bond at
   4.50% due 02/15/36                             30,905,000        27,698,606
                                                               ---------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $27,615,915)                                               27,698,606
                                                               ---------------
REPURCHASE AGREEMENTS 35.7%
Repurchase Agreement (Note 5)
   5.17% due 07/03/06                              6,067,573         6,067,573
   4.44% due 07/03/06                              8,118,567         8,118,567
   4.40% due 07/03/06                              5,412,378         5,412,378
   4.10% due 07/03/06                              4,329,903         4,329,903
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $23,928,421)                                               23,928,421
                                                               ---------------
TOTAL INVESTMENTS 102.7%
   (Cost $68,740,931)                                          $    68,823,622
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (2.7)%                                       $    (1,793,269)
                                                               ===============
NET ASSETS - 100.0%                                            $    67,030,353

-------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2006 U.S. Treasury Bond
   Futures Contracts
   (Aggregate Market Value
   of Contracts $84,873,500)                             796   $       698,319
                                                               ===============

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

                                              See Notes to Financial Statements.


70 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   INVERSE GOVERNMENT LONG BOND FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 50.0%
Fannie Mae*
   5.15% due 07/24/06                        $     4,000,000   $     3,987,983
Farmer Mac*
   5.25% due 09/29/06                              5,000,000         4,935,833
Federal Farm Credit Bank*
   5.07% due 07/07/06                              4,000,000         3,997,747
Federal Home Loan Bank*
   5.04% due 07/05/06                              4,000,000         3,998,880
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $16,920,443)                                               16,920,443
                                                               ---------------

                                                   CONTRACTS
                                             ---------------
OPTIONS PURCHASED 0.0%
Call Options on:
September 2006 U.S. Treasury
   Bond Index Futures Contracts
   Expiring August 2006 with
   strike price of 124++                                  78                --
                                                               ---------------
TOTAL OPTIONS PURCHASED
   (Cost $1,550)                                                            --
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                             ---------------
REPURCHASE AGREEMENTS 141.7%
Joint Repurchase Agreement (Note 5)
   5.17% due 07/03/06+                       $     5,202,236         5,202,236
   4.44% due 07/03/06+                             6,960,725         6,960,725
   4.40% due 07/03/06+                             4,640,483         4,640,483
   4.10% due 07/03/06+                             3,712,386         3,712,386
Individual Repurchase Agreement
   Lehman Brothers, Inc. at
   4.30% due 07/03/06
   (Secured by U.S. Treasury
   Bonds, at a rate of
   4.50% and maturing 02/15/36
   as collateral, with a Market
   Value of $27,946,462) and a
   Maturity Value of $27,414,820                  27,405,000        27,405,000
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $47,920,830)                                               47,920,830
                                                               ---------------
TOTAL LONG SECURITIES 191.7%
   (Cost $64,842,823)                                               64,841,273
                                                               ===============
U.S. TREASURY OBLIGATION SOLD SHORT (74.9)%
U.S. Treasury Bond at
   4.50% due 02/15/36                        $    28,250,000       (25,319,063)
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                                      (NOTE 1)
-------------------------------------------------------------------------------

TOTAL U.S. TREASURY OBLIGATIONS
   SOLD SHORT
   (Proceeds $27,314,226)                                      $   (25,319,063)
                                                               ---------------
TOTAL SHORT SALES
   (Proceeds $27,314,226)                                          (25,319,063)
                                                               ---------------
TOTAL INVESTMENTS 116.8%
   (Cost $37,528,597)                                          $    39,522,210
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (16.8)%                                      $    (5,698,389)
                                                               ===============
NET ASSETS - 100.0%                                            $    33,823,821

-------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2006 U.S. Treasury Bond
   Futures Contracts
   (Aggregate Market Value of
   Contracts $13,648,000)                                128   $         5,440
                                                               ===============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

 +    ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT JUNE 30, 2006.

++    SECURITY IS FAIR VALUED (NOTE 1).

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   EUROPE ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 50.3%

FINANCIALS 13.8%
   BANKS 8.8%
   HSBC Holdings PLC -- SP ADR                        11,621   $     1,026,715
   Banco Santander Central
      Hispano SA -- SP ADR                            35,644           521,115
   Barclays PLC -- SP ADR                              9,751           446,401
   ABN AMRO Holding NV --
      SP ADR                                          14,522           397,322
   Lloyds TSB Group PLC --
      SP ADR                                           8,901           351,323
   Banco Bilbao Vizcaya
      Argentaria SA -- SP ADR                         10,211           210,347
                                                               ---------------
   TOTAL BANKS                                                       2,953,223
                                                               ---------------
   CAPITAL MARKETS 2.6%
   UBS AG                                              4,731           518,990
   Deutsche Bank AG                                    2,030           228,375
   Credit Suisse Group -- SP ADR                       2,230           124,858
                                                               ---------------
   TOTAL CAPITAL MARKETS                                               872,223
                                                               ---------------
   INSURANCE 1.3%
   Allianz AG -- SP ADR                               16,312           257,730
   AXA -- SP ADR                                       5,621           184,256
                                                               ---------------
   TOTAL INSURANCE                                                     441,986
                                                               ---------------
   DIVERSIFIED FINANCIALS 1.1%
   ING Groep NV -- SP ADR                              9,381           368,861
                                                               ---------------
   TOTAL DIVERSIFIED FINANCIALS                                        368,861
                                                               ---------------
TOTAL FINANCIALS                                                     4,636,293
                                                               ---------------
ENERGY 9.0%
   OIL & GAS 9.0%
   BP PLC -- SP ADR                                   16,722         1,164,019
   Royal Dutch Shell PLC --
      SP ADR                                          10,131           678,574
   Total SA -- SP ADR                                  9,021           591,056
   ENI-Ente Nazionale
      Idrocarburi -- SP ADR                            8,451           496,496
   Repsol YPF SA -- SP ADR                             3,050            85,583
                                                               ---------------
   TOTAL OIL & GAS                                                   3,015,728
                                                               ---------------
TOTAL ENERGY                                                         3,015,728
                                                               ---------------
HEALTH CARE 6.2%
   PHARMACEUTICALS 5.8%
   GlaxoSmithKline PLC -- SP ADR                      13,601           758,936
   Novartis AG -- SP ADR                              13,411           723,121
   AstraZeneca PLC -- SP ADR                           7,721           461,870
                                                               ---------------
   TOTAL PHARMACEUTICALS                                             1,943,927
                                                               ---------------
   HEALTH CARE EQUIPMENT &
      SUPPLIES 0.4%
   Alcon, Inc.                                         1,270           125,159
                                                               ---------------
   TOTAL HEALTH CARE EQUIPMENT &
      SUPPLIES                                                         125,159
                                                               ---------------
TOTAL HEALTH CARE                                                    2,069,086
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 5.7%
   DIVERSIFIED TELECOMMUNICATION SERVICES 4.0%
   Telefonica SA                                       9,721   $       483,522
   BT Group PLC -- SP ADR                              7,641           338,420
   Deutsche Telekom AG --
      SP ADR                                          12,141           194,742
   Telecom Italia -- SP ADR                            5,851           163,360
   France Telecom SA -- SP ADR                         6,721           146,921
                                                               ---------------
   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                      1,326,965
                                                               ---------------
   WIRELESS TELECOMMUNICATION SERVICES 1.7%
   Vodafone Group PLC --
      SP ADR                                          27,213           579,637
                                                               ---------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                           579,637
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                     1,906,602
                                                               ---------------
MATERIALS 3.7%
   METALS & MINING 2.7%
   Anglo American PLC -- ADR                          22,612           462,189
   Rio Tinto PLC -- SP ADR                             2,030           425,712
                                                               ---------------
   TOTAL METALS & MINING                                               887,901
                                                               ---------------
   CHEMICALS 1.0%
   BASF AG -- SP ADR                                   4,370           350,867
                                                               ---------------
   TOTAL CHEMICALS                                                     350,867
                                                               ---------------
TOTAL MATERIALS                                                      1,238,768
                                                               ---------------
INFORMATION TECHNOLOGY 3.6%
   COMMUNICATIONS EQUIPMENT 2.1%
   Nokia OYJ -- SP ADR                                22,512           456,093
   Telefonaktiebolaget LM
     Ericsson -- SP ADR                                7,511           248,164
                                                               ---------------
   TOTAL COMMUNICATIONS EQUIPMENT                                      704,257
                                                               ---------------
   SOFTWARE 1.1%
   SAP AG -- SP ADR                                    5,251           275,782
   Business Objects SA -- SP ADR*                      2,950            80,240
                                                               ---------------
   TOTAL SOFTWARE                                                      356,022
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR
     EQUIPMENT 0.4%
   STMicroelectronics/NV                               8,491           136,450
                                                               ---------------
   TOTAL SEMICONDUCTOR &
      SEMICONDUCTOR EQUIPMENT                                          136,450
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         1,196,729
                                                               ---------------
UTILITIES 2.7%
   ELECTRIC UTILITIES 1.5%
   E.ON AG -- SP ADR                                  13,665           524,053
                                                               ---------------
   TOTAL ELECTRIC UTILITIES                                            524,053
                                                               ---------------
   MULTI-UTILITIES 1.2%
   Suez SA -- SP ADR                                   9,487           396,082
                                                               ---------------
   TOTAL MULTI-UTILITIES                                               396,082
                                                               ---------------
TOTAL UTILITIES                                                        920,135
                                                               ---------------

                                              See Notes to Financial Statements.


72 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
   EUROPE ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

CONSUMER STAPLES 2.6%
   FOOD PRODUCTS 1.5%
   Unilever NV                                        15,102   $       340,550
   Cadbury Schweppes PLC --
      SP ADR                                           4,310           167,314
                                                               ---------------
   TOTAL FOOD PRODUCTS                                                 507,864
                                                               ---------------
   BEVERAGES 1.1%
   Diageo PLC -- SP ADR                                5,561           375,646
                                                               ---------------
   TOTAL BEVERAGES                                                     375,646
                                                               ---------------
TOTAL CONSUMER STAPLES                                                 883,510
                                                               ---------------
CONSUMER DISCRETIONARY 1.7%
   AUTOMOBILES 0.7%
   DaimlerChrysler AG                                  4,300           212,248
                                                               ---------------
   TOTAL AUTOMOBILES                                                   212,248
                                                               ---------------
   TEXTILES & APPAREL 0.5%
   Luxottica Group                                     6,511           176,643
                                                               ---------------
   TOTAL TEXTILES & APPAREL                                            176,643
                                                               ---------------
   MEDIA 0.5%
   WPP Group PLC -- SP ADR                             2,740           165,195
                                                               ---------------
   TOTAL MEDIA                                                         165,195
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                           554,086
                                                               ---------------
INDUSTRIALS 1.3%
   INDUSTRIAL CONGLOMERATES 0.9%
   Siemens AG -- SP ADR                                3,480           302,133
                                                               ---------------
   TOTAL INDUSTRIAL CONGLOMERATES                                      302,133
                                                               ---------------
   AIRLINES 0.4%
   Ryanair Holdings PLC -- SP ADR*                     2,500           131,800
                                                               ---------------
   TOTAL AIRLINES                                                      131,800
                                                               ---------------
TOTAL INDUSTRIALS                                                      433,933
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $14,487,139)                                               16,854,870
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                             ---------------
REPURCHASE AGREEMENTS 42.7%
Repurchase Agreement (Note 5)
   5.17% due 07/03/06                        $     2,863,846         2,863,846
   4.55% due 07/03/06                                586,149           586,149
   4.45% due 07/03/06+                             2,442,777         2,442,777
   4.44% due 07/03/06                              3,831,899         3,831,899
   4.40% due 07/03/06                              2,554,599         2,554,599
   4.10% due 07/03/06                              2,043,680         2,043,680
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $14,322,950)                                               14,322,950
                                                               ---------------
TOTAL INVESTMENTS 93.0%
   (Cost $28,810,089)                                          $    31,177,820
                                                               ===============
OTHER ASSETS IN
   EXCESS OF LIABILITIES - 7.0%                                $     2,337,143
                                                               ===============
NET ASSETS - 100.0%                                            $    33,514,963

-------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          GAIN
                                                       UNITS          (NOTE 1)
-------------------------------------------------------------------------------

EQUITY INDEX SWAP AGREEMENTS
September 2006 Dow Jones STOXX 50
   Index Swap, Maturing 09/11/06**
   (Notional Market Value
   $18,846,744)                                        4,368   $     1,079,847
September 2006 Dow Jones STOXX 50
   Index Swap, Maturing 09/29/06**
   (Notional Market Value
   $6,260,368)                                         1,451           252,844
                                                               ---------------
(TOTAL NOTIONAL MARKET
   VALUE $25,107,112)                                          $     1,332,691
                                                               ===============

                            COUNTRY DIVERSIFICATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Ireland                                    1%
Britain                                   39%
Germany                                   14%
Netherlands                               11%
Switzerland                               10%
France                                     8%
Spain                                      8%
Italy                                      5%
Finland                                    3%
Sweden                                     1%


The pie chart above reflects perctanges of the market value of Common Stocks.

 *    NON-INCOME PRODUCING SECURITY.

** PRICE RETURN BASED ON DOW JONES STOXX 50 INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2006.

      ADR -- AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   JAPAN ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 14.6%
Federal Farm Credit Bank*
   5.07% due 07/07/06                        $     1,500,000   $     1,499,155
Federal Home Loan Bank*
   5.05% due 07/05/06                              1,000,000           999,720
   5.04% due 07/05/06                                500,000           499,860
Freddie Mac*
   5.07% due 07/11/06                              1,000,000           998,873
   5.02% due 07/05/06                                500,000           499,861
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $4,497,469)                                                 4,497,469
                                                               ---------------
REPURCHASE AGREEMENTS 72.3%
Repurchase Agreement (Note 5)
   5.17% due 07/03/06                              5,257,540         5,257,540
   4.45% due 07/03/06+                             1,580,699         1,580,699
   4.44% due 07/03/06                              7,034,723         7,034,723
   4.40% due 07/03/06                              4,689,815         4,689,815
   4.10% due 07/03/06                              3,751,852         3,751,852
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $22,314,629)                                               22,314,629
                                                               ---------------
TOTAL INVESTMENTS 86.9%
   (Cost $26,812,098)                                          $    26,812,098
                                                               ===============
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 13.1%                                         $     4,029,940
                                                               ===============
NET ASSETS - 100.0%                                            $    30,842,038

-------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2006 Nikkei 225 Index
   Futures Contracts
   (Aggregate Market Value of
   Contracts $3,888,750)                                  50   $        28,938
September 2006 Yen Currency
   Exchange Futures Contracts
   (Aggregate Market Value of
   Contracts $3,864,000)                                  35             7,216
                                                               ---------------
(TOTAL AGGREGATE MARKET VALUE
   OF CONTRACTS $7,752,750)                                    $        36,154
                                                               ===============

                                                       UNITS
                                             ---------------
EQUITY INDEX SWAP AGREEMENT
September 2006 Topix 100 Index
   Swap, Maturing 09/11/06**
   (Notional Market Value
   $34,702,818)                                    3,516,836   $     3,077,725
                                                               ===============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON TOPIX 100 INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2006.

                                              See Notes to Financial Statements.


74 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC DOW FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 51.7%

INDUSTRIALS 13.9%
   AEROSPACE & DEFENSE 6.9%
   Boeing Co.+                                        14,640   $     1,199,162
   United Technologies Corp.                          14,642           928,596
   Honeywell International, Inc.                      14,640           589,992
                                                               ---------------
   TOTAL AEROSPACE & DEFENSE                                         2,717,750
                                                               ---------------
   INDUSTRIAL CONGLOMERATES 4.2%
   3M Co.+                                            14,640         1,182,473
   General Electric Co.                               14,640           482,535
                                                               ---------------
   TOTAL INDUSTRIAL CONGLOMERATES                                    1,665,008
                                                               ---------------
   MACHINERY 2.8%
   Caterpillar, Inc.+                                 14,640         1,090,387
                                                               ---------------
   TOTAL MACHINERY                                                   1,090,387
                                                               ---------------
TOTAL INDUSTRIALS                                                    5,473,145
                                                               ---------------
CONSUMER STAPLES 8.2%
   TOBACCO 2.7%
   Altria Group, Inc.+                                14,640         1,075,015
                                                               ---------------
   TOTAL TOBACCO                                                     1,075,015
                                                               ---------------
   HOUSEHOLD PRODUCTS 2.1%
   Procter & Gamble Co.                               14,638           813,873
                                                               ---------------
   TOTAL HOUSEHOLD PRODUCTS                                            813,873
                                                               ---------------
   FOOD & DRUG RETAILING 1.8%
   Wal-Mart Stores, Inc.+                             14,640           705,209
                                                               ---------------
   TOTAL FOOD & DRUG RETAILING                                         705,209
                                                               ---------------
   BEVERAGES 1.6%
   Coca-Cola Co.                                      14,640           629,813
                                                               ---------------
   TOTAL BEVERAGES                                                     629,813
                                                               ---------------
TOTAL CONSUMER STAPLES                                               3,223,910
                                                               ---------------
FINANCIALS 7.5%
   DIVERSIFIED FINANCIALS 3.3%
   Citigroup, Inc.+                                   14,643           706,378
   J.P. Morgan Chase & Co.+                           14,640           614,880
                                                               ---------------
   TOTAL DIVERSIFIED FINANCIALS                                      1,321,258
                                                               ---------------
   INSURANCE 2.2%
   American International Group, Inc.                 14,640           864,492
                                                               ---------------
   TOTAL INSURANCE                                                     864,492
                                                               ---------------
   CONSUMER FINANCE 2.0%
   American Express Co.+                              14,640           779,141
                                                               ---------------
   TOTAL CONSUMER FINANCE                                              779,141
                                                               ---------------
TOTAL FINANCIALS                                                     2,964,891
                                                               ---------------
INFORMATION TECHNOLOGY 5.6%
   COMPUTERS & PERIPHERALS 4.0%
   International Business
      Machines Corp.                                  14,640         1,124,645
   Hewlett-Packard Co.+                               14,640           463,795
                                                               ---------------
   TOTAL COMPUTERS & PERIPHERALS                                     1,588,440
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   SOFTWARE 0.9%
   Microsoft Corp.                                    14,640   $       341,112
                                                               ---------------
   TOTAL SOFTWARE                                                      341,112
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 0.7%
   Intel Corp.                                        14,640           277,428
                                                               ---------------
   TOTAL SEMICONDUCTOR &
      SEMICONDUCTOR EQUIPMENT                                          277,428
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         2,206,980
                                                               ---------------
CONSUMER DISCRETIONARY 4.8%
   SPECIALTY RETAIL 1.3%
   Home Depot, Inc.+                                  14,640           523,965
                                                               ---------------
   TOTAL SPECIALTY RETAIL                                              523,965
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 1.3%
   McDonald's Corp.                                   14,640           491,904
                                                               ---------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                 491,904
                                                               ---------------
   MEDIA 1.1%
   The Walt Disney Co.+                               14,640           439,200
                                                               ---------------
   TOTAL MEDIA                                                         439,200
                                                               ---------------
   AUTOMOBILES 1.1%
   General Motors Corp.+                              14,640           436,126
                                                               ---------------
   TOTAL AUTOMOBILES                                                   436,126
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         1,891,195
                                                               ---------------
HEALTH CARE 4.4%
   PHARMACEUTICALS 4.4%
   Johnson & Johnson, Inc.                            14,640           877,229
   Merck & Co., Inc.                                  14,640           533,335
   Pfizer, Inc.                                       14,640           343,601
                                                               ---------------
   TOTAL PHARMACEUTICALS                                             1,754,165
                                                               ---------------
TOTAL HEALTH CARE                                                    1,754,165
                                                               ---------------
MATERIALS 2.7%
   CHEMICALS 1.5%
   E.I. du Pont de Nemours and Co.+                   14,640           609,024
                                                               ---------------
   TOTAL CHEMICALS                                                     609,024
                                                               ---------------
   METALS & MINING 1.2%
   Alcoa, Inc.+                                       14,640           473,750
                                                               ---------------
   TOTAL METALS & MINING                                               473,750
                                                               ---------------
TOTAL MATERIALS                                                      1,082,774
                                                               ---------------
TELECOMMUNICATION SERVICES 2.3%
   DIVERSIFIED TELECOMMUNICATION SERVICES 2.3%
   Verizon Communications, Inc.+                      14,636           490,160
   AT&T, Inc.+                                        14,640           408,309
                                                               ---------------
   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                        898,469
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                       898,469
                                                               ---------------
ENERGY 2.3%
   OIL & GAS 2.3%
   Exxon Mobil Corp.+                                 14,640           898,164
                                                               ---------------
   TOTAL OIL & GAS                                                     898,164
                                                               ---------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC DOW FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------

TOTAL ENERGY                                                   $       898,164
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $19,367,044)                                               20,393,693
                                                               ---------------
REPURCHASE AGREEMENTS 50.8%
Repurchase Agreement (Note 5)
   5.17% due 07/03/06                        $     4,166,854         4,166,854
   4.45% due 07/03/06++                            3,642,926         3,642,926
   4.44% due 07/03/06                              5,575,357         5,575,357
   4.40% due 07/03/06                              3,716,905         3,716,905
   4.10% due 07/03/06                              2,973,524         2,973,524
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $20,075,566)                                               20,075,566
                                                               ---------------
SECURITIES LENDING COLLATERAL 10.0%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank (Note 8)                              3,949,650         3,949,650
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $3,949,650)                                                 3,949,650
                                                               ---------------
TOTAL INVESTMENTS 112.5%
   (Cost $43,392,260)                                          $    44,418,909
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (12.5)%                                      $    (4,941,283)
                                                               ===============
NET ASSETS - 100.0%                                            $    39,477,626
-------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2006 Dow Jones Industrial
   Average Index Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $27,970,170)                             498   $       478,920
                                                               ===============

                                                       UNITS
                                             ---------------
EQUITY INDEX SWAP AGREEMENT
September 2006 Dow Jones
   Industrial Average Index Swap,
   Maturing 09/11/06*
   (Notional Market Value
   $30,778,714)                                        2,760   $       743,277
                                                               ===============

* PRICE RETURN BASED ON DOW JONES INDUSTRIAL AVERAGE INDEX +/- FINANCING AT A VARIABLE RATE.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2006.

                                              See Notes to Financial Statements.


76 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   INVERSE DYNAMIC DOW FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 31.6%
Federal Farm Credit Bank*
   5.02% due 07/03/06                        $       500,000   $       500,000
Federal Home Loan Bank*
   5.04% due 07/05/06                                500,000           499,860
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $999,860)                                                     999,860
                                                               ---------------
REPURCHASE AGREEMENTS 85.9%
Repurchase Agreement (Note 5)
   5.17% due 07/03/06                                513,692           513,692
   4.45% due 07/03/06+                               695,119           695,119
   4.44% due 07/03/06                                687,333           687,333
   4.40% due 07/03/06                                458,222           458,222
   4.10% due 07/03/06                                366,577           366,577
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,720,943)                                                 2,720,943
                                                               ---------------
TOTAL INVESTMENTS 117.5%
   (Cost $3,720,803)                                           $     3,720,803
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (17.5)%                                      $      (552,937)
                                                               ===============
NET ASSETS - 100.0%                                            $     3,167,866

-------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          LOSS
                                                   CONTRACTS          (NOTE 1)
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2006 Dow Jones Industrial
   Average Index Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $2,695,920)                               48   $       (51,291)
                                                               ===============

                                                       UNITS
                                             ---------------
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
September 2006 Dow Jones Industrial
   Average Index Swap,
   Maturing 09/11/06**
   (Notional Market Value
   $3,566,023)                                           320   $      (143,275)
                                                               ===============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

** PRICE RETURN BASED ON DOW JONES INDUSTRIAL AVERAGE INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2006.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.8%

CONSUMER DISCRETIONARY 22.5%
   SPECIALTY RETAIL 7.3%
   Group 1 Automotive, Inc.+                           4,790   $       269,868
   Haverty Furniture Cos., Inc.                       12,201           191,434
   Sonic Automotive, Inc.+                             7,138           158,321
   PEP Boys-Manny Moe & Jack                          13,457           157,851
   Stage Stores, Inc.+                                 4,733           156,189
   Cato Corp. -- Class A                               5,241           135,480
   Jo-Ann Stores, Inc.*+                               8,495           124,452
   Hancock Fabrics, Inc./DE                           31,666           105,764
   Zale Corp.*                                         1,690            40,712
                                                               ---------------
   TOTAL SPECIALTY RETAIL                                            1,340,071
                                                               ---------------
   TEXTILES & APPAREL 4.3%
   Kellwood Co.+                                       8,202           240,073
   Brown Shoe Co., Inc.                                5,119           174,456
   Ashworth, Inc.*                                    17,089           153,801
   Russell Corp.                                       8,084           146,805
   Stride Rite Corp.                                   3,348            44,160
   Oxford Industries, Inc.+                              671            26,444
                                                               ---------------
   TOTAL TEXTILES & APPAREL                                            785,739
                                                               ---------------
   HOUSEHOLD DURABLES 3.1%
   Bassett Furniture Industries, Inc.                  7,294           135,012
   La-Z-Boy, Inc.+                                     8,178           114,492
   Standard-Pacific Corp.+                             3,563            91,569
   National Presto Industries, Inc.                    1,489            77,845
   Libbey, Inc.                                        9,363            68,818
   Lenox Group, Inc.*                                  6,086            43,150
   Russ Berrie & Co., Inc.*                            2,602            31,900
                                                               ---------------
   TOTAL HOUSEHOLD DURABLES                                            562,786
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 2.8%
   O'Charleys, Inc.*                                  10,439           177,463
   Bally Total Fitness Holding
      Corp.*+                                         17,681           119,877
   Ryan's Restaurant Group, Inc.*                      6,725            80,095
   Lone Star Steakhouse &
      Saloon, Inc.                                     2,841            74,519
   Marcus Corp.                                        2,859            59,696
                                                               ---------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                 511,650
                                                               ---------------
   AUTO COMPONENTS 1.6%
   Standard Motor Products, Inc.+                     20,389           170,044
   Superior Industries
      International, Inc.+                             7,345           134,340
                                                               ---------------
   TOTAL AUTO COMPONENTS                                               304,384
                                                               ---------------
   AUTOMOBILES 1.5%
   Coachmen Industries, Inc.                          13,863           165,524
   Monaco Coach Corp.                                  8,690           110,363
                                                               ---------------
   TOTAL AUTOMOBILES                                                   275,887
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   LEISURE EQUIPMENT & PRODUCTS 1.2%
   K2, Inc.*                                           9,149   $       100,090
   Jakks Pacific, Inc.*+                               4,832            97,075
   Sturm Ruger & Co., Inc.                             4,821            30,131
                                                               ---------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                  227,296
                                                               ---------------
   MULTILINE RETAIL 0.6%
   Fred's, Inc.                                        7,970           106,400
                                                               ---------------
   TOTAL MULTILINE RETAIL                                              106,400
                                                               ---------------
   DISTRIBUTORS 0.1%
   Audiovox Corp. -- Class A*+                         2,030            27,730
                                                               ---------------
   TOTAL DISTRIBUTORS                                                   27,730
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         4,141,943
                                                               ---------------
MATERIALS 18.9%
   CHEMICALS 6.6%
   A. Schulman, Inc.                                   9,372           214,525
   Quaker Chemical Corp.                               9,851           184,214
   Arch Chemicals, Inc.+                               4,655           167,813
   Penford Corp.                                       8,698           146,996
   Wellman, Inc.+                                     33,227           134,237
   PolyOne Corp.*+                                    13,430           117,915
   H.B. Fuller Co.+                                    2,344           102,128
   Georgia Gulf Corp.                                  3,533            88,396
   Tronox, Inc.                                        5,060            66,640
                                                               ---------------
   TOTAL CHEMICALS                                                   1,222,864
                                                               ---------------
   METALS & MINING 5.2%
   Chaparral Steel Co.*+                               3,189           229,672
   A.M. Castle & Co.                                   5,481           176,762
   Ryerson Tull, Inc.+                                 5,886           158,922
   Steel Technologies, Inc.                            5,987           116,387
   Brush Engineered Materials, Inc.*                   4,209            87,758
   Aleris International, Inc.*                         1,558            71,434
   Century Aluminum Co.*                               1,985            70,845
   Quanex Corp.                                        1,217            52,416
                                                               ---------------
   TOTAL METALS & MINING                                               964,196
                                                               ---------------
   CONTAINERS & PACKAGING 3.6%
   Myers Industries, Inc.                             12,051           207,157
   Rock-Tenn Co. -- Class A                           12,023           191,767
   Chesapeake Corp.                                   11,622           190,717
   Caraustar Industries, Inc.*                         7,463            67,167
                                                               ---------------
   TOTAL CONTAINERS & PACKAGING                                        656,808
                                                               ---------------
   PAPER & FOREST PRODUCTS 3.2%
   Schweitzer-Mauduit
      International, Inc.                              8,099           175,343
   Pope & Talbot, Inc.+                               22,102           137,696
   Wausau Paper Corp.                                  7,912            98,504
   Neenah Paper, Inc.+                                 2,915            88,762
   Buckeye Technologies, Inc.*+                       11,198            85,553
                                                               ---------------
   TOTAL PAPER & FOREST PRODUCTS                                       585,858
                                                               ---------------

                                              See Notes to Financial Statements.


78 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   CONSTRUCTION MATERIALS 0.3%
   Texas Industries, Inc.+                               952   $        50,551
                                                               ---------------
   TOTAL CONSTRUCTION MATERIALS                                         50,551
                                                               ---------------
TOTAL MATERIALS                                                      3,480,277
                                                               ---------------
INDUSTRIALS 18.2%
   COMMERCIAL SERVICES & SUPPLIES 6.5%
   Volt Information Sciences, Inc.*                    7,168           334,029
   Spherion Corp.*+                                   15,977           145,710
   NCO Group, Inc.*+                                   4,755           125,722
   Standard Register Co.                               9,947           117,872
   Angelica Corp.                                      6,226           109,204
   Bowne & Co., Inc.                                   6,723            96,139
   United Stationers, Inc.*                            1,156            57,014
   Consolidated Graphics, Inc.*                          866            45,084
   ABM Industries, Inc.+                               2,617            44,751
   Central Parking Corp.                               2,737            43,792
   CDI Corp.                                           1,367            39,643
   Viad Corp.                                          1,014            31,738
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                              1,190,698
                                                               ---------------
   ELECTRICAL EQUIPMENT 2.9%
   A.O. Smith Corp.+                                   4,448           206,209
   MagneTek, Inc.*                                    38,869           104,946
   Belden CDT, Inc.+                                   2,879            95,151
   C&D Technologies, Inc.+                             9,761            73,403
   Acuity Brands, Inc.                                 1,554            60,466
                                                               ---------------
   TOTAL ELECTRICAL EQUIPMENT                                          540,175
                                                               ---------------
   MACHINERY 2.5%
   Robbins & Myers, Inc.                               4,926           128,766
   Lydall, Inc.*                                      11,444           105,514
   Wolverine Tube, Inc.*+                             19,899            73,029
   Briggs & Stratton Corp.+                            1,970            61,287
   Mueller Industries, Inc.                            1,737            57,373
   Barnes Group, Inc.                                  1,940            38,703
                                                               ---------------
   TOTAL MACHINERY                                                     464,672
                                                               ---------------
   INDUSTRIAL CONGLOMERATES 1.6%
   Tredegar Corp.                                     10,236           161,934
   Standex International Corp.                         4,218           128,016
                                                               ---------------
   TOTAL INDUSTRIAL CONGLOMERATES                                      289,950
                                                               ---------------
   CONSTRUCTION & ENGINEERING 0.9%
   EMCOR Group, Inc.*                                  3,263           158,810
                                                               ---------------
   TOTAL CONSTRUCTION & ENGINEERING                                    158,810
                                                               ---------------
   ROAD & RAIL 0.9%
   Arkansas Best Corp.                                 3,106           155,952
                                                               ---------------
   TOTAL ROAD & RAIL                                                   155,952
                                                               ---------------
   AIR FREIGHT & COURIERS 0.8%
   HUB Group, Inc. -- Class A*+                        6,016           147,573
                                                               ---------------
   TOTAL AIR FREIGHT & COURIERS                                        147,573
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   BUILDING PRODUCTS 0.7%
   Lennox International, Inc.                          2,230   $        59,050
   NCI Building Systems, Inc.*+                          916            48,704
   Griffon Corp.*+                                     1,088            28,397
                                                               ---------------
   TOTAL BUILDING PRODUCTS                                             136,151
                                                               ---------------
   AEROSPACE & DEFENSE 0.6%
   Cubic Corp.+                                        3,148            61,732
   Triumph Group, Inc.*                                1,185            56,880
                                                               ---------------
   TOTAL AEROSPACE & DEFENSE                                           118,612
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.6%
   Lawson Products, Inc.                               1,458            57,474
   Kaman Corp. -- Class A                              2,374            43,207
                                                               ---------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                              100,681
                                                               ---------------
   AIRLINES 0.2%
   Frontier Airlines Holdings, Inc.*+                  4,624            33,339
                                                               ---------------
   TOTAL AIRLINES                                                       33,339
                                                               ---------------
TOTAL INDUSTRIALS                                                    3,336,613
                                                               ---------------
UTILITIES 11.9%
   GAS UTILITIES 6.1%
   Southwest Gas Corp.                                 5,666           177,572
   South Jersey Industries, Inc.                       6,367           174,392
   UGI Corp.+                                          6,353           156,411
   Atmos Energy Corp.                                  5,241           146,276
   Laclede Group, Inc.                                 3,836           131,805
   Cascade Natural Gas Corp.                           5,961           125,718
   Northwest Natural Gas Co.+                          2,003            74,171
   Piedmont Natural Gas Co.                            2,583            62,767
   Energen Corp.                                       1,632            62,685
                                                               ---------------
   TOTAL GAS UTILITIES                                               1,111,797
                                                               ---------------
   ELECTRIC UTILITIES 4.1%
   Central Vermont Public
      Service Corp.                                   11,450           211,596
   UIL Holding Corp.                                   3,073           172,979
   Green Mountain Power Corp.                          4,292           145,885
   Unisource Energy Corp.                              2,661            82,890
   Allete, Inc.+                                       1,533            72,588
   Cleco Corp.                                         2,917            67,820
                                                               ---------------
   TOTAL ELECTRIC UTILITIES                                            753,758
                                                               ---------------
   MULTI-UTILITIES 1.5%
   Avista Corp.                                        7,246           165,426
   CH Energy Group, Inc.                               2,459           118,032
                                                               ---------------
   TOTAL MULTI-UTILITIES                                               283,458
                                                               ---------------
   WATER UTILITIES 0.2%
   American States Water Co.                             984            35,080
                                                               ---------------
   TOTAL WATER UTILITIES                                                35,080
                                                               ---------------
TOTAL UTILITIES                                                      2,184,093
                                                               ---------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

FINANCIALS 11.6%
   INSURANCE 4.0%
   LandAmerica Financial
      Group, Inc.+                                     3,272   $       211,371
   Stewart Information
      Services Corp.                                   3,073           111,581
   Safety Insurance Group, Inc.                        2,240           106,512
   Selective Insurance Group, Inc.                     1,883           105,203
   Presidential Life Corp.                             3,489            85,760
   Infinity Property & Casualty Corp.                  1,610            66,010
   Delphi Financial Group, Inc. --
      Class A+                                         1,483            53,922
                                                               ---------------
   TOTAL INSURANCE                                                     740,359
                                                               ---------------
   REAL ESTATE 2.8%
   Glenborough Realty Trust, Inc.+                     5,218           112,396
   National Retail Properties, Inc.                    4,382            87,421
   Parkway Properties, Inc./MD+                        1,871            85,130
   Colonial Properties Trust+                          1,539            76,027
   Lexington Corporate
      Properties Trust+                                2,682            57,931
   Sovran Self Storage, Inc.+                          1,094            55,564
   Entertainment Properties Trust                      1,154            49,680
                                                               ---------------
   TOTAL REAL ESTATE                                                   524,149
                                                               ---------------
   BANKS 2.7%
   Whitney Holding Corp.                               2,865           101,335
   First Bancorp Puerto Rico+                          7,489            69,648
   Sterling Financial Corp./WA+                        2,020            61,630
   Community Bank System, Inc.+                        2,701            54,479
   Susquehanna Bancshares, Inc.                        2,270            54,253
   First Commonwealth Financial
      Corp.                                            4,238            53,823
   Provident Bankshares Corp.                          1,321            48,071
   South Financial Group, Inc.                         1,777            46,930
                                                               ---------------
   TOTAL BANKS                                                         490,169
                                                               ---------------
   CAPITAL MARKETS 1.9%
   Piper Jaffray Cos., Inc.*+                          2,955           180,875
   SWS Group, Inc.                                     6,707           161,773
                                                               ---------------
   TOTAL CAPITAL MARKETS                                               342,648
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 0.2%
   Brookline Bancorp, Inc.                             2,987            41,131
                                                               ---------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                     41,131
                                                               ---------------
TOTAL FINANCIALS                                                     2,138,456
                                                               ---------------
INFORMATION TECHNOLOGY 8.2%
   ELECTRONIC EQUIPMENT & INSTRUMENTS 5.0%
   Planar Systems, Inc.*                              14,861           178,927
   Gerber Scientific, Inc.*                           12,822           166,814
   Technitrol, Inc.                                    5,098           118,019
   Insight Enterprises, Inc.*+                         4,798            91,402
   Agilsys, Inc.                                       4,022            72,396

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   Bell Microproducts, Inc.*+                         13,148   $        71,262
   Anixter International, Inc.+                        1,108            52,586
   CTS Corp.                                           3,262            48,571
   Benchmark Electronics, Inc.*+                       1,758            42,403
   Methode Electronics, Inc. --
      Class A                                          3,853            40,495
   Brightpoint, Inc.*                                  2,572            34,799
                                                               ---------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            917,674
                                                               ---------------
   IT CONSULTING & SERVICES 1.5%
   Startek, Inc.                                      13,317           199,089
   Ciber, Inc.*+                                       6,977            45,978
   Keane, Inc.*+                                       3,385            42,313
                                                               ---------------
   TOTAL IT CONSULTING & SERVICES                                      287,380
                                                               ---------------
   COMPUTERS & PERIPHERALS 0.6%
   Adaptec, Inc.*                                     27,577           119,684
                                                               ---------------
   TOTAL COMPUTERS & PERIPHERALS                                       119,684
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 0.5%
   Ditech Networks, Inc.*                              9,793            85,395
                                                               ---------------
   TOTAL COMMUNICATIONS EQUIPMENT                                       85,395
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.3%
   Axcelis Technologies, Inc.*                         5,738            33,854
   Photronics, Inc.*+                                  1,425            21,090
                                                               ---------------
   TOTAL SEMICONDUCTOR &
      SEMICONDUCTOR EQUIPMENT                                           54,944
                                                               ---------------
   SOFTWARE 0.3%
   THQ, Inc.*                                          2,237            48,319
                                                               ---------------
   TOTAL SOFTWARE                                                       48,319
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         1,513,396
                                                               ---------------
CONSUMER STAPLES 5.4%
   FOOD PRODUCTS 2.2%
   American Italian Pasta Co. --
      Class A*+                                       17,279           147,908
   Lance, Inc.                                         4,365           100,482
   Corn Products International, Inc.                   3,022            92,473
   Flowers Foods, Inc.+                                2,273            65,099
                                                               ---------------
   TOTAL FOOD PRODUCTS                                                 405,962
                                                               ---------------
   FOOD & DRUG RETAILING 1.7%
   Performance Food Group Co.*+                        2,998            91,079
   Longs Drug Stores Corp.                             1,972            89,963
   Nash Finch Co.                                      3,515            74,834
   Casey's General Stores, Inc.                        2,640            66,027
                                                               ---------------
   TOTAL FOOD & DRUG RETAILING                                         321,903
                                                               ---------------
   TOBACCO 1.5%
   Alliance One International, Inc.                   60,154           267,084
                                                               ---------------
   TOTAL TOBACCO                                                       267,084
                                                               ---------------
TOTAL CONSUMER STAPLES                                                 994,949
                                                               ---------------

                                              See Notes to Financial Statements.


80 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

HEALTH CARE 2.9%
   HEALTH CARE PROVIDERS & SERVICES 1.9%
   Genesis HealthCare Corp.*+                          2,346   $       111,130
   Owens & Minor, Inc.                                 2,910            83,226
   Chemed Corp.                                        1,386            75,579
   Hooper Holmes, Inc.                                17,566            53,576
   Gentiva Health Services, Inc.*+                     1,704            27,315
                                                               ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                              350,826
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.7%
   Datascope Corp.                                     3,165            97,609
   Osteotech, Inc.*                                    6,958            28,110
                                                               ---------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              125,719
                                                               ---------------
   BIOTECHNOLOGY 0.3%
   Cambrex Corp.+                                      2,671            55,637
                                                               ---------------
   TOTAL BIOTECHNOLOGY                                                  55,637
                                                               ---------------
TOTAL HEALTH CARE                                                      532,182
                                                               ---------------
ENERGY 0.2%
   ENERGY EQUIPMENT & SERVICES 0.2%
   Lufkin Industries, Inc.+                              658            39,105
                                                               ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                    39,105
                                                               ---------------
TOTAL ENERGY                                                            39,105
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $15,580,041)                                               18,361,014
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                             ---------------
REPURCHASE AGREEMENTS 0.7%
Repurchase Agreement (Note 5)
   4.45% due 07/03/06                        $       134,876           134,876
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $134,876)                                                     134,876
                                                               ---------------
SECURITIES LENDING COLLATERAL 13.4%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                              2,464,307         2,464,307
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,464,307)                                                 2,464,307
                                                               ---------------
TOTAL INVESTMENTS 113.9%
   (Cost $18,179,224)                                          $    20,960,197
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (13.9)%                                      $    (2,564,284)
                                                               ===============
NET ASSETS - 100.0%                                            $    18,395,913

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.6%

UTILITIES 24.8%
   MULTI-UTILITIES 11.2%
   NSTAR+                                             13,749   $       393,221
   OGE Energy Corp.+                                   9,222           323,047
   Alliant Energy Corp.                                8,463           290,281
   Puget Energy, Inc.                                 12,798           274,901
   Energy East Corp.                                  10,498           251,217
   WPS Resources Corp.                                 4,348           215,661
   Vectren Corp.+                                      5,981           162,982
   SCANA Corp.+                                        3,863           149,035
   PNM Resources, Inc.                                 5,771           144,044
   Wisconsin Energy Corp.                              2,930           118,079
   MDU Resources Group, Inc.                           1,811            66,301
                                                               ---------------
   TOTAL MULTI-UTILITIES                                             2,388,769
                                                               ---------------
   ELECTRIC UTILITIES 10.1%
   Northeast Utilities                                22,074           456,270
   Pepco Holdings, Inc.+                              16,514           389,400
   IDACORP, Inc.                                       7,393           253,506
   Great Plains Energy, Inc.                           8,219           228,981
   Hawaiian Electric Industries, Inc.                  6,766           188,839
   Westar Energy, Inc.                                 8,495           178,820
   Sierra Pacific Resources*+                         12,709           177,926
   Duquesne Light Holdings, Inc.                      10,382           170,680
   Black Hills Corp.                                   3,336           114,525
                                                               ---------------
   TOTAL ELECTRIC UTILITIES                                          2,158,947
                                                               ---------------
   GAS UTILITIES 3.5%
   Oneok, Inc.+                                        6,216           211,593
   National Fuel Gas Co.+                              5,806           204,023
   WGL Holdings, Inc.+                                 6,649           192,488
   AGL Resources, Inc.+                                3,251           123,928
                                                               ---------------
   TOTAL GAS UTILITIES                                                 732,032
                                                               ---------------
TOTAL UTILITIES                                                      5,279,748
                                                               ---------------
INDUSTRIALS 17.2%
   MACHINERY 6.0%
   Tecumseh Products Co. --
      Class A*                                        18,072           346,983
   AGCO Corp.*+                                       12,501           329,026
   Timken Co.+                                         6,057           202,970
   SPX Corp.+                                          3,153           176,410
   Kennametal, Inc.+                                   2,210           137,573
   Harsco Corp.                                        1,030            80,299
                                                               ---------------
   TOTAL MACHINERY                                                   1,273,261
                                                               ---------------
   ROAD & RAIL 4.8%
   J.B. Hunt Transport Services, Inc.+                12,880           320,841
   Swift Transportation Co., Inc.*+                    9,763           310,073
   YRC Worldwide, Inc.*+                               5,806           244,490
   Werner Enterprises, Inc.+                           7,648           155,025
                                                               ---------------
   TOTAL ROAD & RAIL                                                 1,030,429
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   COMMERCIAL SERVICES & SUPPLIES 2.9%
   Manpower, Inc.                                      3,744   $       241,862
   Kelly Services, Inc.                                6,793           184,566
   Brink's Co.                                         2,156           121,620
   Banta Corp.                                         1,618            74,962
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                623,010
                                                               ---------------
   AIRLINES 1.8%
   Alaska Air Group, Inc.*+                            9,446           372,361
                                                               ---------------
   TOTAL AIRLINES                                                      372,361
                                                               ---------------
   INDUSTRIAL CONGLOMERATES 1.4%
   Sequa Corp. -- Class A*+                            3,746           305,299
                                                               ---------------
   TOTAL INDUSTRIAL CONGLOMERATES                                      305,299
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.3%
   GATX Corp.+                                         1,611            68,468
                                                               ---------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                               68,468
                                                               ---------------
TOTAL INDUSTRIALS                                                    3,672,828
                                                               ---------------
FINANCIALS 16.8%
   INSURANCE 10.0%
   American Financial Group,
      Inc./OH                                          8,447           362,376
   Old Republic International Corp.                   10,343           221,030
   Protective Life Corp.                               4,660           217,249
   HCC Insurance Holdings, Inc.+                       6,720           197,837
   First American Corp.+                               4,523           191,187
   Ohio Casualty Corp.+                                5,627           167,291
   Stancorp Financial Group, Inc.                      2,742           139,595
   Horace Mann Educators Corp.+                        7,874           133,464
   Hanover Insurance Group, Inc.                       2,759           130,942
   Unitrin, Inc.                                       2,939           128,111
   Mercury General Corp.+                              2,116           119,279
   AmerUs Group Co.+                                   2,021           118,330
                                                               ---------------
   TOTAL INSURANCE                                                   2,126,691
                                                               ---------------
   REAL ESTATE 5.0%
   Highwoods Properties, Inc.                          5,609           202,934
   New Plan Excel Realty Trust+                        6,968           172,040
   Mack-Cali Realty Corp.+                             3,133           143,867
   Hospitality Properties Trust                        2,955           129,784
   Liberty Property Trust+                             2,484           109,793
   Potlatch Corp.+                                     2,283            86,183
   Rayonier, Inc.+                                     2,174            82,416
   United Dominion Realty
      Trust, Inc.+                                     2,852            79,884
   AMB Property Corp.                                  1,240            62,682
                                                               ---------------
   TOTAL REAL ESTATE                                                 1,069,583
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 1.6%
   New York Community
      Bancorp, Inc.+                                  12,066           199,210
   Webster Financial Corp.+                            1,500            71,160
   Washington Federal, Inc.+                           2,876            66,694
                                                               ---------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                    337,064
                                                               ---------------

                                              See Notes to Financial Statements.


82 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES           (NOTE 1)
-------------------------------------------------------------------------------

   BANKS 0.2%
   FirstMerit Corp.+                                   2,255   $        47,220
                                                               ---------------
   TOTAL BANKS                                                          47,220
                                                               ---------------
TOTAL FINANCIALS                                                     3,580,558
                                                               ---------------
CONSUMER DISCRETIONARY 13.6%
   AUTO COMPONENTS 4.7%
   ArvinMeritor, Inc.+                                24,372           418,954
   Lear Corp.+                                        12,728           282,689
   Bandag, Inc.+                                       3,893           142,445
   BorgWarner, Inc.+                                   1,378            89,708
   Modine Manufacturing Co.                            2,828            66,062
                                                               ---------------
   TOTAL AUTO COMPONENTS                                               999,858
                                                               ---------------
   HOUSEHOLD DURABLES 2.8%
   Furniture Brands
      International, Inc.+                            17,729           369,472
   Blyth, Inc.                                         6,331           116,870
   American Greetings Corp. --
      Class A+                                         2,948            61,938
   Tupperware Brands Corp.+                            2,610            51,391
                                                               ---------------
   TOTAL HOUSEHOLD DURABLES                                            599,671
                                                               ---------------
   SPECIALTY RETAIL 2.8%
   Borders Group, Inc.+                               10,406           192,095
   Foot Locker, Inc.+                                  6,939           169,936
   Pier 1 Imports, Inc.+                              17,852           124,607
   Payless Shoesource, Inc.*                           3,695           100,393
                                                               ---------------
   TOTAL SPECIALTY RETAIL                                              587,031
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 1.7%
   Bob Evans Farms, Inc.                               9,129           273,961
   CBRL Group, Inc.                                    2,537            86,055
                                                               ---------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                 360,016
                                                               ---------------
   MULTILINE RETAIL 0.7%
   Saks, Inc.+                                         9,704           156,914
                                                               ---------------
   TOTAL MULTILINE RETAIL                                              156,914
                                                               ---------------
   MEDIA 0.6%
   Media General, Inc.                                 1,594            66,773
   Scholastic Corp.*                                   2,528            65,652
                                                               ---------------
   TOTAL MEDIA                                                         132,425
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 0.3%
   Callaway Golf Co.+                                  4,304            55,909
                                                               ---------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                   55,909
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         2,891,824
                                                               ---------------
MATERIALS 12.4%
   CHEMICALS 5.0%
   Sensient Technologies Corp.                        11,887           248,557
   Ferro Corp.                                        11,081           176,853
   Lubrizol Corp.                                      3,935           156,810
   Cabot Corp.+                                        3,813           131,625
   RPM International, Inc.+                            6,486           116,748
   Albemarle Corp.                                     2,082            99,686

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   Lyondell Chemical Co.+                              3,142   $        71,198
   Chemtura Corp.+                                     5,740            53,611
                                                               ---------------
   TOTAL CHEMICALS                                                   1,055,088
                                                               ---------------
   METALS & MINING 4.4%
   Steel Dynamics, Inc.+                               5,247           344,938
   Worthington Industries, Inc.+                      13,072           273,858
   Commercial Metals Co.                               6,520           167,564
   Reliance Steel & Aluminum Co.                       1,810           150,140
                                                               ---------------
   TOTAL METALS & MINING                                               936,500
                                                               ---------------
   PAPER & FOREST PRODUCTS 1.6%
   Bowater, Inc.+                                      8,360           190,190
   Glatfelter+                                         9,565           151,796
                                                               ---------------
   TOTAL PAPER & FOREST PRODUCTS                                       341,986
                                                               ---------------
   CONTAINERS & PACKAGING 1.4%
   Packaging Corporation of
      America+                                         7,140           157,223
   Sonoco Products Co.                                 4,707           148,976
                                                               ---------------
   TOTAL CONTAINERS & PACKAGING                                        306,199
                                                               ---------------
TOTAL MATERIALS                                                      2,639,773
                                                               ---------------
INFORMATION TECHNOLOGY 8.0%
   ELECTRONIC EQUIPMENT & INSTRUMENTS 4.4%
   Tech Data Corp.*+                                   6,719           257,405
   Ingram Micro, Inc. -- Class A*+                    10,430           189,096
   Vishay Intertechnology, Inc.*+                     11,562           181,870
   Arrow Electronics, Inc.*                            4,980           160,356
   Avnet, Inc.*                                        7,070           141,541
                                                               ---------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            930,268
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.1%
   Atmel Corp.*+                                     121,040           671,772
                                                               ---------------
   TOTAL SEMICONDUCTOR &
      SEMICONDUCTOR EQUIPMENT                                          671,772
                                                               ---------------
   SOFTWARE 0.5%
   Mentor Graphics Corp.*                              8,349           108,370
                                                               ---------------
   TOTAL SOFTWARE                                                      108,370
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         1,710,410
                                                               ---------------
CONSUMER STAPLES 4.5%
   FOOD & DRUG RETAILING 1.9%
   Ruddick Corp.+                                      9,816           240,590
   BJ's Wholesale Club, Inc.*+                         5,831           165,309
                                                               ---------------
   TOTAL FOOD & DRUG RETAILING                                         405,899
                                                               ---------------
   TOBACCO 1.5%
   Universal Corp./VA                                  8,638           321,507
                                                               ---------------
   TOTAL TOBACCO                                                       321,507
                                                               ---------------
   FOOD PRODUCTS 1.1%
   Smithfield Foods, Inc.*+                            7,981           230,092
                                                               ---------------
   TOTAL FOOD PRODUCTS                                                 230,092
                                                               ---------------
TOTAL CONSUMER STAPLES                                                 957,498
                                                               ---------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 1.4%
   WIRELESS TELECOMMUNICATION SERVICES 1.4%
   Telephone & Data Systems, Inc.                      7,085   $       293,319
                                                               ---------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                           293,319
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                       293,319
                                                               ---------------
HEALTH CARE 0.6%
   HEALTH CARE PROVIDERS & SERVICES 0.6%
   Triad Hospitals, Inc.*                              3,520           139,322
                                                               ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                              139,322
                                                               ---------------
TOTAL HEALTH CARE                                                      139,322
                                                               ---------------
ENERGY 0.3%
   OIL & GAS 0.3%
   Forest Oil Corp.*                                   2,003            66,419
                                                               ---------------
   TOTAL OIL & GAS                                                      66,419
                                                               ---------------
TOTAL ENERGY                                                            66,419
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $19,497,707)                                               21,231,699
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                             ---------------
REPURCHASE AGREEMENTS 0.5%
Repurchase Agreement (Note 5)
   4.45% due 07/03/06                        $       113,719           113,719
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $113,719)                                                     113,719
                                                               ---------------
SECURITIES LENDING COLLATERAL 23.2%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                              4,945,527         4,945,527
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,945,527)                                                 4,945,527
                                                               ---------------
TOTAL INVESTMENTS 123.3%
   (Cost $24,556,953)                                          $    26,290,945
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (23.3)%                                      $    (4,972,939)
                                                               ===============
NET ASSETS - 100.0%                                            $    21,318,006

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

                                              See Notes to Financial Statements.


84 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.5%

FINANCIALS 20.0%
   INSURANCE 8.4%
   ACE Ltd.                                            7,510   $       379,931
   XL Capital Ltd.                                     5,878           360,321
   UnumProvident Corp.                                18,395           333,501
   Chubb Corp.                                         6,022           300,498
   St. Paul Travelers Cos., Inc.+                      6,313           281,434
   Genworth Financial, Inc. --
      Class A+                                         7,657           266,770
   MetLife, Inc.+                                      4,326           221,534
   Lincoln National Corp.+                             3,579           201,999
   Allstate Corp.                                      3,427           187,560
   SAFECO Corp.                                        3,310           186,519
   Loews Corp.                                         4,767           168,990
   Aon Corp.+                                          4,354           151,606
   Hartford Financial Services
      Group, Inc.+                                     1,792           151,603
                                                               ---------------
   TOTAL INSURANCE                                                   3,192,266
                                                               ---------------
   BANKS 5.9%
   First Horizon National Corp.+                       6,541           262,948
   National City Corp.+                                5,510           199,407
   KeyCorp                                             5,530           197,310
   North Fork Bancorporation, Inc.                     6,427           193,903
   Huntington Bancshares, Inc.+                        8,202           193,403
   Regions Financial Corp.+                            5,603           185,571
   SunTrust Banks, Inc.+                               2,407           183,558
   PNC Financial Services
      Group, Inc.+                                     2,203           154,585
   BB&T Corp.+                                         3,367           140,034
   AmSouth Bancorp+                                    5,014           132,620
   Wells Fargo & Co.+                                  1,805           121,079
   Wachovia Corp.+                                     1,988           107,511
   U.S. Bancorp+                                       3,241           100,082
   Comerica, Inc.                                      1,716            89,215
                                                               ---------------
   TOTAL BANKS                                                       2,261,226
                                                               ---------------
   REAL ESTATE 2.4%
   Equity Office Properties Trust+                     7,362           268,787
   Apartment Investment &
      Management Co. -- Class A+                       5,889           255,877
   KIMCO Realty Corp.+                                 4,680           170,773
   Archstone-Smith Trust                               2,045           104,029
   Equity Residential+                                 2,126            95,096
                                                               ---------------
   TOTAL REAL ESTATE                                                   894,562
                                                               ---------------
   DIVERSIFIED FINANCIALS 1.9%
   J.P. Morgan Chase & Co.+                            8,150           342,300
   Citigroup, Inc.+                                    4,365           210,568
   CIT Group, Inc.                                     3,222           168,478
                                                               ---------------
   TOTAL DIVERSIFIED FINANCIALS                                        721,346
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   THRIFTS & MORTGAGE FINANCE 0.7%
   Washington Mutual, Inc.+                            6,210   $       283,052
                                                               ---------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                    283,052
                                                               ---------------
   CAPITAL MARKETS 0.7%
   Morgan Stanley                                      2,127           134,447
   Bear Stearns Cos., Inc.+                              887           124,251
                                                               ---------------
   TOTAL CAPITAL MARKETS                                               258,698
                                                               ---------------
TOTAL FINANCIALS                                                     7,611,150
                                                               ---------------
UTILITIES 17.3%
   MULTI-UTILITIES 10.5%
   KeySpan Corp.+                                     10,521           425,048
   Dynegy, Inc. -- Class A*                           73,568           402,417
   NiSource, Inc.+                                    15,406           336,467
   Xcel Energy, Inc.+                                 16,950           325,101
   Duke Energy Corp.+                                 10,804           317,313
   Consolidated Edison, Inc.+                          6,761           300,459
   DTE Energy Co.+                                     7,107           289,539
   CMS Energy Corp.*+                                 20,187           261,220
   PG&E Corp.+                                         6,178           242,672
   Ameren Corp.+                                       4,394           221,897
   CenterPoint Energy, Inc.+                          16,286           203,575
   Sempra Energy                                       3,995           181,693
   Constellation Energy Group, Inc.                    2,982           162,579
   Dominion Resources, Inc./VA+                        1,702           127,292
   Public Service Enterprise
      Group, Inc.                                      1,831           121,066
   TECO Energy, Inc.+                                  4,850            72,459
                                                               ---------------
   TOTAL MULTI-UTILITIES                                             3,990,797
                                                               ---------------
   ELECTRIC UTILITIES 5.1%
   Progress Energy, Inc.+                              9,544           409,151
   PPL Corp.+                                         12,044           389,021
   Pinnacle West Capital Corp.+                        6,455           257,619
   American Electric Power Co., Inc.                   7,098           243,106
   Entergy Corp.+                                      2,617           185,153
   FirstEnergy Corp.                                   3,094           167,726
   Southern Co.+                                       4,774           153,007
   FPL Group, Inc.+                                    3,442           142,430
                                                               ---------------
   TOTAL ELECTRIC UTILITIES                                          1,947,213
                                                               ---------------
   GAS UTILITIES 1.7%
   Peoples Energy Corp.+                               9,655           346,711
   Nicor, Inc.+                                        7,571           314,197
                                                               ---------------
   TOTAL GAS UTILITIES                                                 660,908
                                                               ---------------
TOTAL UTILITIES                                                      6,598,918
                                                               ---------------
CONSUMER DISCRETIONARY 17.0%
   SPECIALTY RETAIL 4.1%
   OfficeMax, Inc.+                                   13,596           554,037
   Circuit City Stores, Inc.+                         16,286           443,305
   AutoNation, Inc.*+                                 15,194           325,760
   Limited Brands, Inc.+                               8,670           221,865
                                                               ---------------
   TOTAL SPECIALTY RETAIL                                            1,544,967
                                                               ---------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   MULTILINE RETAIL 4.0%
   Dillard's, Inc. -- Class A+                        24,458   $       778,987
   Big Lots, Inc.*+                                   28,102           479,982
   Federated Department
      Stores, Inc.+                                    5,124           187,539
   Nordstrom, Inc.+                                    2,610            95,265
                                                               ---------------
   TOTAL MULTILINE RETAIL                                            1,541,773
                                                               ---------------
   AUTOMOBILES 2.7%
   General Motors Corp.                               19,694           586,684
   Ford Motor Co.+                                    64,428           446,486
                                                               ---------------
   TOTAL AUTOMOBILES                                                 1,033,170
                                                               ---------------
   HOUSEHOLD DURABLES 2.7%
   Whirlpool Corp.+                                    3,691           305,061
   Pulte Homes, Inc.+                                  7,258           208,958
   Snap-On, Inc.                                       4,364           176,393
   Newell Rubbermaid, Inc.+                            6,670           172,286
   Leggett & Platt, Inc.+                              6,634           165,717
                                                               ---------------
   TOTAL HOUSEHOLD DURABLES                                          1,028,415
                                                               ---------------
   AUTO COMPONENTS 1.7%
   Johnson Controls, Inc.+                             4,252           349,599
   Cooper Tire & Rubber Co.+                          26,199           291,857
                                                               ---------------
   TOTAL AUTO COMPONENTS                                               641,456
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 0.9%
   Eastman Kodak Co.+                                 11,135           264,790
   Brunswick Corp.+                                    2,146            71,355
                                                               ---------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                  336,145
                                                               ---------------
   TEXTILES & APPAREL 0.9%
   Jones Apparel Group, Inc.                          10,407           330,839
                                                               ---------------
   TOTAL TEXTILES & APPAREL                                            330,839
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         6,456,765
                                                               ---------------
INDUSTRIALS 10.8%
   ROAD & RAIL 3.3%
   Ryder System, Inc.+                                13,837           808,496
   Union Pacific Corp.                                 2,622           243,741
   CSX Corp.+                                          3,161           222,661
                                                               ---------------
   TOTAL ROAD & RAIL                                                 1,274,898
                                                               ---------------
   MACHINERY 2.9%
   Ingersoll-Rand Co. -- Class A+                      6,816           291,589
   Deere & Co.+                                        3,009           251,221
   Caterpillar, Inc.+                                  3,170           236,102
   Cummins, Inc.+                                      1,920           234,720
   Navistar International Corp.*                       3,140            77,275
                                                               ---------------
   TOTAL MACHINERY                                                   1,090,907
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 2.1%
   Allied Waste Industries, Inc.*+                    45,133           512,711
   RR Donnelley & Sons Co.                             5,893           188,281
   Avery Dennison Corp.                                1,930           112,056
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                813,048
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   AEROSPACE & DEFENSE 1.9%
   United Technologies Corp.                           4,610   $       292,366
   Northrop Grumman Corp.                              4,263           273,088
   Raytheon Co.                                        3,543           157,912
                                                               ---------------
   TOTAL AEROSPACE & DEFENSE                                           723,366
                                                               ---------------
   BUILDING PRODUCTS 0.3%
   Masco Corp.+                                        3,591           106,437
                                                               ---------------
   TOTAL BUILDING PRODUCTS                                             106,437
                                                               ---------------
   INDUSTRIAL CONGLOMERATES 0.3%
   Textron, Inc.                                       1,147           105,730
                                                               ---------------
   TOTAL INDUSTRIAL CONGLOMERATES                                      105,730
                                                               ---------------
TOTAL INDUSTRIALS                                                    4,114,386
                                                               ---------------
MATERIALS 10.6%
   METALS & MINING 3.3%
   United States Steel Corp.+                         10,147           711,508
   Alcoa, Inc.+                                        6,499           210,308
   Nucor Corp.+                                        3,022           163,943
   Phelps Dodge Corp.+                                 1,876           154,132
                                                               ---------------
   TOTAL METALS & MINING                                             1,239,891
                                                               ---------------
   PAPER & FOREST PRODUCTS 3.2%
   International Paper Co.                            11,180           361,114
   MeadWestvaco Corp.+                                11,607           324,183
   Weyerhaeuser Co.+                                   4,948           308,013
   Louisiana-Pacific Corp.+                           11,253           246,441
                                                               ---------------
   TOTAL PAPER & FOREST PRODUCTS                                     1,239,751
                                                               ---------------
   CHEMICALS 3.0%
   Ashland, Inc.+                                      5,576           371,919
   Eastman Chemical Co.+                               5,262           284,148
   Rohm & Haas Co.+                                    2,698           135,224
   E.I. du Pont de Nemours and Co.+                    3,178           132,205
   PPG Industries, Inc.+                               1,743           115,038
   Dow Chemical Co.+                                   2,460            96,014
                                                               ---------------
   TOTAL CHEMICALS                                                   1,134,548
                                                               ---------------
   CONTAINERS & PACKAGING 1.1%
   Bemis Co.                                           7,173           219,637
   Temple-Inland, Inc.                                 4,522           193,858
                                                               ---------------
   TOTAL CONTAINERS & PACKAGING                                        413,495
                                                               ---------------
TOTAL MATERIALS                                                      4,027,685
                                                               ---------------
CONSUMER STAPLES 8.7%
   FOOD & DRUG RETAILING 3.1%
   Supervalu, Inc.+                                   13,938           427,897
   Safeway, Inc.+                                     11,653           302,978
   CVS Corp.+                                          8,302           254,871
   Costco Wholesale Corp.+                             3,650           208,524
                                                               ---------------
   TOTAL FOOD & DRUG RETAILING                                       1,194,270
                                                               ---------------
   FOOD PRODUCTS 2.6%
   Archer-Daniels-Midland Co.+                        10,713           442,233
   Tyson Foods, Inc. -- Class A+                      22,090           328,257
   ConAgra Foods, Inc.+                               10,590           234,145
                                                               ---------------
   TOTAL FOOD PRODUCTS                                               1,004,635
                                                               ---------------

                                              See Notes to Financial Statements.


86 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------
   BEVERAGES 2.2%
   Molson Coors Brewing Co. --
      Class B+                                         5,424   $       368,181
   Coca-Cola Enterprises, Inc.                        14,672           298,869
   Constellation Brands, Inc. --
      Class A*                                         6,104           152,600
                                                               ---------------
   TOTAL BEVERAGES                                                     819,650
                                                               ---------------
   TOBACCO 0.8%
   Reynolds American, Inc.+                            2,650           305,545
                                                               ---------------
   TOTAL TOBACCO                                                       305,545
                                                               ---------------
TOTAL CONSUMER STAPLES                                               3,324,100
                                                               ---------------
INFORMATION TECHNOLOGY 5.3%
   IT CONSULTING & SERVICES 3.0%
   Unisys Corp.*                                      53,593           336,564
   Computer Sciences Corp.*                            6,640           321,642
   Electronic Data Systems Corp.+                     12,815           308,329
   Sabre Holdings Corp.+                               8,425           185,350
                                                               ---------------
   TOTAL IT CONSULTING & SERVICES                                    1,151,885
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.5%
   Sanmina-SCI Corp.*                                 73,933           340,092
   Solectron Corp.*+                                  64,510           220,624
                                                               ---------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            560,716
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.6%
   Micron Technology, Inc.*+                          15,186           228,701
                                                               ---------------
   TOTAL SEMICONDUCTOR &
      SEMICONDUCTOR EQUIPMENT                                          228,701
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 0.2%
   Andrew Corp.*                                      10,519            93,198
                                                               ---------------
   TOTAL COMMUNICATIONS EQUIPMENT                                       93,198
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         2,034,500
                                                               ---------------
TELECOMMUNICATION SERVICES 5.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES 5.2%
   Verizon Communications, Inc.+                      11,450           383,460
   AT&T, Inc.+                                        12,140           338,585
   BellSouth Corp.+                                    9,127           330,397
   Qwest Communications
      International, Inc.*+                           35,920           290,593
   Citizens Communications Co.+                       19,273           251,513
   Embarq Corp.*+                                      4,617           189,251
   CenturyTel, Inc.+                                   4,786           177,800
                                                               ---------------
   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                      1,961,599
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                     1,961,599
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------
ENERGY 3.5%
   OIL & GAS 3.5%
   ConocoPhillips                                      7,851   $       514,476
   Sunoco, Inc.+                                       4,356           301,827
   Marathon Oil Corp.+                                 3,274           272,724
   El Paso Corp.+                                     15,131           226,965
                                                               ---------------
   TOTAL OIL & GAS                                                   1,315,992
                                                               ---------------
TOTAL ENERGY                                                         1,315,992
                                                               ---------------
HEALTH CARE 1.1%
   HEALTH CARE PROVIDERS & SERVICES 1.1%
   WellPoint, Inc.*                                    3,014           219,329
   Tenet Healthcare Corp.*+                           14,921           104,148
   McKesson Corp.                                      2,163           102,267
                                                               ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                              425,744
                                                               ---------------
TOTAL HEALTH CARE                                                      425,744
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $34,822,590)                                               37,870,839
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                             ---------------
REPURCHASE AGREEMENTS 0.2%
Repurchase Agreement (Note 5)
   4.45% due 07/03/06                        $        60,166            60,166
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $60,166)                                                       60,166
                                                               ---------------
SECURITIES LENDING COLLATERAL 24.3%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank (Note 8)                              9,265,156         9,265,156
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $9,265,156)                                                 9,265,156
                                                               ---------------
TOTAL INVESTMENTS 124.0%
   (Cost $44,147,912)                                          $    47,196,161
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (24.0)%                                      $    (9,143,297)
                                                               ===============
NET ASSETS - 100.0%                                            $    38,052,864

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.6%

HEALTH CARE 25.0%
   HEALTH CARE EQUIPMENT & SUPPLIES 12.5%
   BioLase Technology, Inc.*+                         21,653   $       181,885
   ResMed, Inc.*+                                      2,530           118,784
   Integra LifeSciences Holdings
      Corp.*+                                          2,882           111,850
   Possis Medical, Inc.*                               9,864            86,902
   Biosite, Inc.*+                                     1,740            79,448
   ICU Medical, Inc.*                                  1,573            66,444
   SurModics, Inc.*+                                   1,738            62,759
   Dionex Corp.*                                       1,143            62,476
   PolyMedica Corp.+                                   1,510            54,300
   Immucor, Inc.*+                                     2,659            51,133
   Kensey Nash Corp.*+                                 1,552            45,784
   Idexx Laboratories, Inc.*+                            562            42,223
   Mentor Corp.+                                         898            39,063
   Respironics, Inc.*                                  1,119            38,292
   American Medical Systems
      Holdings, Inc.*                                  2,234            37,196
   Greatbatch, Inc.*+                                  1,540            36,344
   Diagnostic Products Corp.                             622            36,182
   Cooper Cos., Inc.                                     780            34,546
   Merit Medical Systems, Inc.*+                       2,474            34,042
   ArthroCare Corp.*+                                    710            29,827
                                                               ---------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                            1,249,480
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 8.9%
   Odyssey HealthCare, Inc.*+                          7,713           135,518
   Centene Corp.*+                                     4,340           102,120
   Healthways, Inc.*+                                  1,883            99,121
   AMERIGROUP Corp.*                                   2,984            92,623
   Sierra Health Services, Inc.*                       1,986            89,430
   United Surgical Partners
      International, Inc.*+                            2,155            64,801
   Per-Se Technologies, Inc.*+                         2,370            59,677
   Sunrise Senior Living, Inc.*+                       1,991            55,051
   AmSurg Corp.*+                                      2,039            46,387
   Cerner Corp.*                                         907            33,659
   Pediatrix Medical Group, Inc.*+                       738            33,431
   Amedisys, Inc.*+                                      882            33,428
   SFBC International, Inc.*+                          1,940            29,410
   Dendrite International, Inc.*                       1,442            13,324
                                                               ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                              887,980
                                                               ---------------
   PHARMACEUTICALS 3.6%
   CNS, Inc.                                           4,464           109,368
   Connetics Corp.*+                                   7,181            84,449
   Bradley Pharmaceuticals, Inc.*+                     5,860            59,772
   Noven Pharmaceuticals, Inc.*+                       2,856            51,122
   Sciele Pharma, Inc.*+                               2,120            49,163
                                                               ---------------
   TOTAL PHARMACEUTICALS                                               353,874
                                                               ---------------
TOTAL HEALTH CARE                                                    2,491,334
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

CONSUMER DISCRETIONARY 22.8%
   SPECIALTY RETAIL 6.9%
   Christopher & Banks Corp.                           6,781   $       196,649
   HOT Topic, Inc.*                                    7,080            81,491
   Select Comfort Corp.*+                              2,977            68,382
   Too, Inc.*                                          1,770            67,950
   Children's Place Retail
      Stores, Inc.*+                                   1,089            65,394
   Tractor Supply Co.*+                                1,132            62,566
   Hibbett Sporting Goods, Inc.*+                      2,193            52,413
   Guitar Center, Inc.*+                               1,043            46,382
   Genesco, Inc.*                                      1,354            45,860
                                                               ---------------
   TOTAL SPECIALTY RETAIL                                              687,087
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 6.1%
   Shuffle Master, Inc.*+                              4,241           139,020
   Multimedia Games, Inc.*                            12,524           126,868
   Panera Bread Co. -- Class A*+                       1,481            99,583
   Papa John's International, Inc.*+                   2,462            81,738
   Sonic Corp.*+                                       3,214            66,809
   P.F. Chang's China Bistro, Inc.*                    1,241            47,183
   CEC Entertainment, Inc.*+                           1,385            44,486
                                                               ---------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                 605,687
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 2.5%
   Pool Corp.                                          2,730           119,110
   Nautilus, Inc.+                                     5,033            79,068
   Polaris Industries, Inc.+                           1,246            53,952
                                                               ---------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                  252,130
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 1.9%
   Pre-Paid Legal Services, Inc.+                      2,841            98,015
   Vertrue, Inc.*                                      2,074            89,244
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                187,259
                                                               ---------------
   HOUSEHOLD DURABLES 1.5%
   Meritage Homes Corp.*+                              1,560            73,710
   NVR, Inc.*+                                           150            73,687
                                                               ---------------
   TOTAL HOUSEHOLD DURABLES                                            147,397
                                                               ---------------
   TEXTILES & APPAREL 1.3%
   K-Swiss, Inc. -- Class A                            2,873            76,709
   Fossil, Inc.*                                       3,030            54,570
                                                               ---------------
   TOTAL TEXTILES & APPAREL                                            131,279
                                                               ---------------
   INTERNET & CATALOG RETAIL 1.0%
   PetMed Express, Inc.*                               9,570           104,983
                                                               ---------------
   TOTAL INTERNET & CATALOG RETAIL                                     104,983
                                                               ---------------
   MEDIA 1.0%
   Arbitron, Inc.                                      1,557            59,680
   Advo, Inc.+                                         1,806            44,445
                                                               ---------------
   TOTAL MEDIA                                                         104,125
                                                               ---------------
   AUTOMOBILES 0.6%
   Winnebago Industries, Inc.+                         1,972            61,211
                                                               ---------------
   TOTAL AUTOMOBILES                                                    61,211
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         2,281,158
                                                               ---------------

                                              See Notes to Financial Statements.


88 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

INFORMATION TECHNOLOGY 18.9%
   INTERNET SOFTWARE & SERVICES 6.0%
   j2 Global Communications, Inc.*+                    6,510   $       203,242
   Bankrate, Inc.*+                                    3,020           114,035
   Websense, Inc.*+                                    4,470            91,814
   MIVA, Inc.*+                                       22,315            90,376
   WebEx Communications, Inc.*+                        1,340            47,624
   Digital Insight Corp.*                              1,301            44,611
                                                               ---------------
   TOTAL INTERNET SOFTWARE & SERVICES                                  591,702
                                                               ---------------
   SOFTWARE 4.7%
   Factset Research Systems, Inc.                      2,560           121,088
   Ansys, Inc.*                                        1,575            75,316
   Internet Security Systems, Inc.*+                   3,490            65,787
   Manhattan Associates, Inc.*+                        2,467            50,055
   Quality Systems, Inc.+                              1,350            49,707
   EPIQ Systems, Inc.*+                                2,791            46,442
   Kronos, Inc./MA*                                      891            32,263
   Take-Two Interactive
      Software, Inc.*+                                 2,710            28,889
                                                               ---------------
   TOTAL SOFTWARE                                                      469,547
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 3.5%
   Daktronics, Inc.                                    4,090           118,078
   Scansource, Inc.*                                   3,252            95,349
   Flir Systems, Inc.*+                                3,358            74,078
   LoJack Corp.*+                                      2,650            49,979
   Mercury Computer Systems, Inc.*                       906            13,943
                                                               ---------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            351,427
                                                               ---------------
   IT CONSULTING & SERVICES 2.3%
   eFunds Corp.*                                       3,055            67,363
   Mantech International Corp. --
      Class A*                                         2,010            62,028
   Talx Corp.+                                         2,784            60,886
   CACI International, Inc. --
      Class A*+                                          703            41,006
                                                               ---------------
   TOTAL IT CONSULTING & SERVICES                                      231,283
                                                               ---------------
   COMPUTERS & PERIPHERALS 2.1%
   Komag, Inc.*+                                       2,309           106,629
   Synaptics, Inc.*+                                   3,597            76,976
   Neoware Systems Inc*+                               1,996            24,531
                                                               ---------------
   TOTAL COMPUTERS & PERIPHERALS                                       208,136
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 0.3%
   Comtech Telecommunications
      Corp.*+                                          1,080            31,612
                                                               ---------------
   TOTAL COMMUNICATIONS EQUIPMENT                                       31,612
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         1,883,707
                                                               ---------------
ENERGY 10.1%
   OIL & GAS 7.9%
   Frontier Oil Corp.+                                 5,780           187,272
   St. Mary Land & Exploration Co.                     2,730           109,882

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   World Fuel Services Corp.+                          1,843   $        84,207
   Stone Energy Corp.*                                 1,720            80,066
   Penn Virginia Corp.                                 1,011            70,649
   Swift Energy Co.*+                                  1,450            62,248
   Cimarex Energy Co.+                                 1,305            56,115
   Petroleum Development Corp.*                        1,456            54,891
   Helix Energy Solutions
      Group, Inc.*+                                    1,136            45,849
   Cabot Oil & Gas Corp.+                                801            39,249
                                                               ---------------
   TOTAL OIL & GAS                                                     790,428
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 2.2%
   W-H Energy Services, Inc.*                          1,650            83,869
   Unit Corp.*+                                          921            52,396
   Hydril*                                               625            49,075
   CARBO Ceramics, Inc.+                                 613            30,117
                                                               ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                   215,457
                                                               ---------------
TOTAL ENERGY                                                         1,005,885
                                                               ---------------
FINANCIALS 9.5%
   BANKS 3.3%
   Nara Bancorp, Inc.                                  5,029            94,294
   Wilshire Bancorp, Inc.                              3,800            68,476
   PrivateBancorp, Inc.+                               1,497            61,991
   UCBH Holdings, Inc.+                                2,283            37,761
   Wintrust Financial Corp.+                             740            37,629
   East-West Bancorp, Inc.                               785            29,759
                                                               ---------------
   TOTAL BANKS                                                         329,910
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 2.1%
   Flagstar Bancorp, Inc.+                             6,805           108,608
   Fremont General Corp.+                              5,329            98,906
                                                               ---------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                    207,514
                                                               ---------------
   INSURANCE 1.3%
   Hilb Rogal & Hobbs Co.+                             1,922            71,633
   Philadelphia Consolidated
      Holding Corp.*                                   1,893            57,471
                                                               ---------------
   TOTAL INSURANCE                                                     129,104
                                                               ---------------
   DIVERSIFIED FINANCIALS 1.3%
   Portfolio Recovery
      Associates, Inc.*+                               2,770           126,589
                                                               ---------------
   TOTAL DIVERSIFIED FINANCIALS                                        126,589
                                                               ---------------
   CAPITAL MARKETS 0.8%
   Investment Technology
      Group, Inc.*                                     1,625            82,648
                                                               ---------------
   TOTAL CAPITAL MARKETS                                                82,648
                                                               ---------------
   CONSUMER FINANCE 0.7%
   World Acceptance Corp.*                             2,150            76,368
                                                               ---------------
   TOTAL CONSUMER FINANCE                                               76,368
                                                               ---------------
TOTAL FINANCIALS                                                       952,133
                                                               ---------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

INDUSTRIALS 8.0%
   ROAD & RAIL 2.1%
   Landstar System, Inc.                               1,875   $        88,556
   Knight Transportation, Inc.+                        3,509            70,882
   Heartland Express, Inc.+                            2,976            53,241
                                                               ---------------
   TOTAL ROAD & RAIL                                                   212,679
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 2.1%
   Coinstar, Inc.*+                                    6,586           157,669
   Waste Connections, Inc.*+                           1,409            51,288
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                208,957
                                                               ---------------
   AEROSPACE & DEFENSE 2.1%
   Ceradyne, Inc.*+                                    2,665           131,891
   Curtiss-Wright Corp.+                               1,748            53,978
   Gencorp, Inc.*+                                     1,264            20,262
                                                               ---------------
   TOTAL AEROSPACE & DEFENSE                                           206,131
                                                               ---------------
   MACHINERY 0.8%
   EnPro Industries, Inc.*                             1,510            50,736
   ASV, Inc.*+                                         1,367            31,496
                                                               ---------------
   TOTAL MACHINERY                                                      82,232
                                                               ---------------
   AIR FREIGHT & COURIERS 0.6%
   Forward Air Corp.+                                  1,369            55,759
                                                               ---------------
   TOTAL AIR FREIGHT & COURIERS                                         55,759
                                                               ---------------
   BUILDING PRODUCTS 0.3%
   Simpson Manufacturing Co., Inc.+                      988            35,617
                                                               ---------------
   TOTAL BUILDING PRODUCTS                                              35,617
                                                               ---------------
TOTAL INDUSTRIALS                                                      801,375
                                                               ---------------
CONSUMER STAPLES 4.4%
   BEVERAGES 2.4%
   Hansen Natural Corp.*                               1,237           235,488
                                                               ---------------
   TOTAL BEVERAGES                                                     235,488
                                                               ---------------
   PERSONAL PRODUCTS 1.4%
   NBTY, Inc.*                                         2,911            69,602
   USANA Health Sciences, Inc.*+                       1,820            68,978
                                                               ---------------
   TOTAL PERSONAL PRODUCTS                                             138,580
                                                               ---------------
   FOOD PRODUCTS 0.6%
   Delta & Pine Land Co.                               1,354            39,808
   Peet's Coffee & Tea, Inc.*+                           750            22,642
                                                               ---------------
   TOTAL FOOD PRODUCTS                                                  62,450
                                                               ---------------
TOTAL CONSUMER STAPLES                                                 436,518
                                                               ---------------
MATERIALS 0.9%
   CONSTRUCTION MATERIALS 0.9%
   Headwaters, Inc.*                                   3,564            91,096
                                                               ---------------
   TOTAL CONSTRUCTION MATERIALS                                         91,096
                                                               ---------------
TOTAL MATERIALS                                                         91,096
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $8,101,076)                                                 9,943,206
                                                               ---------------

                                                                        MARKET
                                                        FACE            VALUE
                                                      AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.5%
Repurchase Agreement (Note 5)
   4.45% due 07/03/06                        $        51,951   $        51,951
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $51,951)                                                       51,951
                                                               ---------------
SECURITIES LENDING COLLATERAL 25.2%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank (Note 8)                              2,509,278         2,509,278
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,509,278)                                                 2,509,278
                                                               ---------------
TOTAL INVESTMENTS 125.3%
   (Cost $10,662,305)                                          $    12,504,435
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (25.3)%                                      $    (2,522,566)
                                                               ===============
NET ASSETS - 100.0%                                            $     9,981,869

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

                                              See Notes to Financial Statements.


90 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.5%

CONSUMER DISCRETIONARY 29.2%
   SPECIALTY RETAIL 13.9%
   Aeropostale, Inc.*+                                14,063   $       406,280
   GameStop Corp. -- Class A*+                         7,836           329,112
   Chico's FAS, Inc.*+                                 9,753           263,136
   Abercrombie & Fitch Co. --
      Class A                                          4,209           233,305
   Ross Stores, Inc.+                                  7,612           213,516
   American Eagle Outfitters, Inc.+                    5,818           198,045
   Petsmart, Inc.+                                     6,849           175,334
   Pacific Sunwear of
      California, Inc.*+                               7,955           142,633
   Advance Auto Parts, Inc.                            4,661           134,703
   Williams-Sonoma, Inc.+                              3,853           131,195
   Urban Outfitters, Inc.*+                            4,804            84,022
                                                               ---------------
   TOTAL SPECIALTY RETAIL                                            2,311,281
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 5.0%
   Corinthian Colleges, Inc.*+                        22,035           316,422
   ITT Educational Services, Inc.*+                    4,765           313,585
   Career Education Corp.*+                            6,609           197,543
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                827,550
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 4.4%
   Scientific Games Corp. --
      Class A*+                                        9,235           328,951
   GTECH Holdings Corp.+                               5,170           179,813
   Cheesecake Factory, Inc.*+                          4,293           115,696
   Applebee's International, Inc.+                     5,840           112,245
                                                               ---------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                 736,705
                                                               ---------------
   HOUSEHOLD DURABLES 3.2%
   M.D.C. Holdings, Inc.+                              3,047           158,231
   Hovnanian Enterprises, Inc. --
      Class A*+                                        4,745           142,729
   Ryland Group, Inc.+                                 3,119           135,895
   Toll Brothers, Inc.*+                               3,961           101,283
                                                               ---------------
   TOTAL HOUSEHOLD DURABLES                                            538,138
                                                               ---------------
   AUTOMOBILES 1.1%
   Thor Industries, Inc.+                              3,687           178,635
                                                               ---------------
   TOTAL AUTOMOBILES                                                   178,635
                                                               ---------------
   TEXTILES & APPAREL 0.9%
   Timberland Co. -- Class A*+                         5,922           154,564
                                                               ---------------
   TOTAL TEXTILES & APPAREL                                            154,564
                                                               ---------------
   MEDIA 0.7%
   Catalina Marketing Corp.                            3,867           110,055
                                                               ---------------
   TOTAL MEDIA                                                         110,055
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         4,856,928
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

INFORMATION TECHNOLOGY 19.4%
   IT CONSULTING & SERVICES 7.4%
   Cognizant Technology Solutions
      Corp. -- Class A*+                               6,681   $       450,099
   CSG Systems International, Inc.*                    7,042           174,219
   Fidelity National Information
      Services, Inc.                                   4,827           170,876
   Alliance Data Systems Corp.*+                       2,739           161,108
   DST Systems, Inc.*+                                 2,432           144,704
   BISYS Group, Inc.*                                  9,595           131,451
                                                               ---------------
   TOTAL IT CONSULTING & SERVICES                                    1,232,457
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.7%
   Cree, Inc.*+                                        9,887           234,915
   Silicon Laboratories, Inc.*+                        5,947           209,037
   Cabot Microelectronics Corp.*                       5,516           167,190
                                                               ---------------
   TOTAL SEMICONDUCTOR &
      SEMICONDUCTOR EQUIPMENT                                          611,142
                                                               ---------------
   SOFTWARE 2.5%
   Macrovision Corp.*                                  6,537           140,676
   Jack Henry & Associates, Inc.                       5,505           108,229
   McAfee, Inc.*+                                      2,645            64,194
   Fair Isaac Corp.                                    1,404            50,979
   Activision, Inc.*                                   4,454            50,687
                                                               ---------------
   TOTAL SOFTWARE                                                      414,765
                                                               ---------------
   COMPUTERS & PERIPHERALS 2.0%
   Western Digital Corp.*                             16,844           333,680
                                                               ---------------
   TOTAL COMPUTERS & PERIPHERALS                                       333,680
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.0%
   Amphenol Corp. -- Class A                           2,998           167,768
   CDW Corp.+                                          2,907           158,868
                                                               ---------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            326,636
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 1.5%
   Plantronics, Inc.+                                  5,584           124,020
   F5 Networks, Inc.*                                  2,312           123,646
                                                               ---------------
   TOTAL COMMUNICATIONS EQUIPMENT                                      247,666
                                                               ---------------
   OFFICE ELECTRONICS 0.3%
   Zebra Technologies Corp. --
      Class A*                                         1,561            53,324
                                                               ---------------
   TOTAL OFFICE ELECTRONICS                                             53,324
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         3,219,670
                                                               ---------------
INDUSTRIALS 16.2%
   COMMERCIAL SERVICES & SUPPLIES 5.2%
   Corporate Executive Board Co.+                      3,684           369,137
   Stericycle, Inc.*                                   2,798           182,150
   Copart, Inc.*+                                      6,306           154,875
   Rollins, Inc.                                       4,821            94,684
   ChoicePoint, Inc.*+                                 1,393            58,186
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                859,032
                                                               ---------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   AIRLINES 3.4%
   AirTran Holdings, Inc.*+                           20,459   $       304,021
   JetBlue Airways Corp.*+                            21,646           262,782
                                                               ---------------
   TOTAL AIRLINES                                                      566,803
                                                               ---------------
   AIR FREIGHT & COURIERS 3.0%
   Expeditors International
      Washington, Inc.                                 5,634           315,561
   CH Robinson Worldwide, Inc.+                        3,584           191,027
                                                               ---------------
   TOTAL AIR FREIGHT & COURIERS                                        506,588
                                                               ---------------
   MACHINERY 1.7%
   Graco, Inc.+                                        4,259           195,829
   Donaldson Co., Inc.+                                2,763            93,583
                                                               ---------------
   TOTAL MACHINERY                                                     289,412
                                                               ---------------
   AEROSPACE & DEFENSE 1.4%
   Alliant Techsystems, Inc.*+                         3,008           229,661
                                                               ---------------
   TOTAL AEROSPACE & DEFENSE                                           229,661
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.8%
   Fastenal Co.+                                       3,146           126,752
                                                               ---------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                              126,752
                                                               ---------------
   CONSTRUCTION & ENGINEERING 0.7%
   Jacobs Engineering Group, Inc.*+                    1,533           122,088
                                                               ---------------
   TOTAL CONSTRUCTION & ENGINEERING                                    122,088
                                                               ---------------
TOTAL INDUSTRIALS                                                    2,700,336
                                                               ---------------
HEALTH CARE 16.0%
   HEALTH CARE EQUIPMENT & SUPPLIES 5.3%
   Cytyc Corp.*                                       10,872           275,714
   Gen-Probe, Inc.*                                    3,504           189,146
   DENTSPLY International, Inc.                        2,618           158,650
   Intuitive Surgical, Inc.*+                          1,171           138,143
   Beckman Coulter, Inc.                               2,062           114,544
                                                               ---------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              876,197
                                                               ---------------
   PHARMACEUTICALS 3.9%
   Sepracor, Inc.*+                                    5,994           342,497
   Par Pharmaceutical Cos., Inc.*+                    12,321           227,446
   Medicis Pharmaceutical Corp. --
      Class A+                                         3,152            75,648
                                                               ---------------
   TOTAL PHARMACEUTICALS                                               645,591
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 3.8%
   Lincare Holdings, Inc.*+                            4,492           169,977
   Apria Healthcare Group, Inc.*+                      7,261           137,233
   Pharmaceutical Product
      Development, Inc.+                               3,836           134,720
   Community Health Systems, Inc.*+                    2,951           108,449
   LifePoint Hospitals, Inc.*+                         2,718            87,330
                                                               ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                              637,709
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   BIOTECHNOLOGY 3.0%
   Cephalon, Inc.*+                                    4,482   $       269,368
   Techne Corp.*                                       2,006           102,145
   Invitrogen Corp.*+                                  1,079            71,290
   Martek Biosciences Corp.*+                          2,009            58,161
                                                               ---------------
   TOTAL BIOTECHNOLOGY                                                 500,964
                                                               ---------------
TOTAL HEALTH CARE                                                    2,660,461
                                                               ---------------
ENERGY 9.9%
   OIL & GAS 8.7%
   Denbury Resources, Inc.*+                           9,565           302,923
   Western Gas Resources, Inc.+                        4,179           250,113
   Newfield Exploration Co.*+                          4,872           238,436
   Pogo Producing Co.+                                 4,997           230,362
   Plains Exploration &
      Production Co.*+                                 3,085           125,066
   Southwestern Energy Co.*                            3,500           109,060
   Pioneer Natural Resources Co.+                      2,299           106,697
   Noble Energy, Inc.+                                 2,019            94,610
                                                               ---------------
   TOTAL OIL & GAS                                                   1,457,267
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 1.2%
   Grant Prideco, Inc.*                                2,188            97,913
   Patterson-UTI Energy, Inc.+                         3,369            95,376
                                                               ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                   193,289
                                                               ---------------
TOTAL ENERGY                                                         1,650,556
                                                               ---------------
FINANCIALS 7.8%
   CAPITAL MARKETS 5.2%
   SEI Investments Co.                                 5,309           259,504
   Investors Financial Services Corp.+                 5,494           246,681
   Eaton Vance Corp.+                                  7,887           196,859
   Waddell & Reed Financial, Inc. --
      Class A+                                         8,275           170,134
                                                               ---------------
   TOTAL CAPITAL MARKETS                                               873,178
                                                               ---------------
   INSURANCE 1.8%
   Brown & Brown, Inc.+                               10,002           292,258
                                                               ---------------
   TOTAL INSURANCE                                                     292,258
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 0.8%
   Radian Group, Inc.+                                 2,242           138,511
                                                               ---------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                    138,511
                                                               ---------------
TOTAL FINANCIALS                                                     1,303,947
                                                               ---------------
CONSUMER STAPLES 1.0%
   HOUSEHOLD PRODUCTS 1.0%
   Energizer Holdings, Inc.*+                          1,717           100,565
   Church & Dwight Co., Inc.                           1,825            66,466
                                                               ---------------
   TOTAL HOUSEHOLD PRODUCTS                                            167,031
                                                               ---------------
TOTAL CONSUMER STAPLES                                                 167,031
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $14,838,301)                                               16,558,929
                                                               ---------------

                                              See Notes to Financial Statements.


92 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.5%
Repurchase Agreement (Note 5)
   4.45% due 07/03/06                        $        82,465   $        82,465
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $82,465)                                                       82,465
                                                               ---------------
SECURITIES LENDING COLLATERAL 24.0%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank (Note 8)                              3,986,479         3,986,479
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $3,986,479)                                                 3,986,479
                                                               ---------------
TOTAL INVESTMENTS 124.0%
   (Cost $18,907,245)                                          $    20,627,873
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (24.0)%                                      $    (3,991,212)
                                                               ===============
NET ASSETS - 100.0%                                            $    16,636,661

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.5%

CONSUMER DISCRETIONARY 26.7%
   SPECIALTY RETAIL 6.1%
   AutoZone, Inc.*+                                    2,156   $       190,159
   TJX Cos., Inc.+                                     7,683           175,634
   Best Buy Co., Inc.+                                 2,799           153,497
   Bed Bath & Beyond, Inc.*+                           4,253           141,072
   Lowe's Cos., Inc.                                   1,614            97,921
   Home Depot, Inc.+                                   2,237            80,062
   RadioShack Corp.+                                   3,699            51,786
   Tiffany & Co.+                                      1,392            45,964
                                                               ---------------
   TOTAL SPECIALTY RETAIL                                              936,095
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 5.3%
   International Game
      Technology, Inc.+                                8,209           311,449
   Starbucks Corp.*+                                   4,884           184,420
   Darden Restaurants, Inc.                            2,490            98,106
   Yum! Brands, Inc.                                   1,732            87,068
   Wendy's International, Inc.                         1,179            68,724
   Starwood Hotels & Resorts
      Worldwide, Inc.+                                   950            57,323
                                                               ---------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                 807,090
                                                               ---------------
   HOUSEHOLD DURABLES 4.6%
   Black & Decker Corp.+                               2,197           185,559
   Lennar Corp. -- Class A+                            2,950           130,891
   D.R. Horton, Inc.+                                  4,610           109,810
   Fortune Brands, Inc.+                               1,495           106,160
   Centex Corp.+                                       2,070           104,121
   Harman International
      Industries, Inc.+                                  830            70,857
                                                               ---------------
   TOTAL HOUSEHOLD DURABLES                                            707,398
                                                               ---------------
   MEDIA 2.1%
   Omnicom Group, Inc.+                                1,096            97,643
   Clear Channel
      Communications, Inc.+                            3,020            93,469
   Dow Jones & Co., Inc.+                              2,151            75,306
   Univision Communications,
      Inc. -- Class A*+                                1,800            60,300
                                                               ---------------
   TOTAL MEDIA                                                         326,718
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 2.0%
   Apollo Group, Inc. -- Class A*                      3,136           162,037
   H&R Block, Inc.+                                    6,353           151,583
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                313,620
                                                               ---------------
   TEXTILES & APPAREL 1.9%
   Coach, Inc.*+                                       5,766           172,404
   Liz Claiborne, Inc.+                                2,000            74,120
   Nike, Inc. -- Class B+                                551            44,631
                                                               ---------------
   TOTAL TEXTILES & APPAREL                                            291,155
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   MULTILINE RETAIL 1.7%
   Kohl's Corp.*                                       2,346   $       138,696
   Sears Holdings Corp.*+                                493            76,336
   Target Corp.+                                         929            45,400
                                                               ---------------
   TOTAL MULTILINE RETAIL                                              260,432
                                                               ---------------
   INTERNET & CATALOG RETAIL 1.3%
   Amazon.com, Inc.*+                                  5,094           197,036
                                                               ---------------
   TOTAL INTERNET & CATALOG RETAIL                                     197,036
                                                               ---------------
   AUTOMOBILES 1.1%
   Harley-Davidson, Inc.+                              2,976           163,353
                                                               ---------------
   TOTAL AUTOMOBILES                                                   163,353
                                                               ---------------
   AUTO COMPONENTS 0.6%
   Goodyear Tire & Rubber Co.*+                        8,314            92,285
                                                               ---------------
   TOTAL AUTO COMPONENTS                                                92,285
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         4,095,182
                                                               ---------------
HEALTH CARE 24.4%
   HEALTH CARE PROVIDERS & SERVICES 10.6%
   Express Scripts, Inc.*                              2,512           180,211
   AmerisourceBergen Corp.+                            4,140           173,549
   Coventry Health Care, Inc.*                         2,920           160,425
   Manor Care, Inc.+                                   3,250           152,490
   UnitedHealth Group, Inc.+                           3,147           140,923
   Humana, Inc.*                                       2,420           129,954
   Caremark Rx, Inc.+                                  2,560           127,667
   Quest Diagnostics, Inc.                             1,955           117,144
   IMS Health, Inc.+                                   4,286           115,079
   Cardinal Health, Inc.+                              1,560           100,355
   Patterson Cos., Inc.*+                              2,738            95,638
   Health Management
      Associates, Inc. -- Class A+                     4,110            81,008
   Laboratory Corporation of
      America Holdings*+                                 700            43,561
                                                               ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                            1,618,004
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 7.4%
   Fisher Scientific
      International, Inc.*+                            2,870           209,653
   Hospira, Inc.*                                      3,630           155,872
   Stryker Corp.+                                      3,387           142,627
   Zimmer Holdings, Inc.*                              2,508           142,254
   Waters Corp.*+                                      2,624           116,506
   Biomet, Inc.+                                       2,778            86,924
   Medtronic, Inc.+                                    1,568            73,570
   St. Jude Medical, Inc.*                             1,996            64,710
   Boston Scientific Corp.*                            3,108            52,339
   Becton, Dickinson & Co.                               757            46,275
   Millipore Corp.*+                                     707            44,534
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                            1,135,264
                                                               ---------------

                                              See Notes to Financial Statements.


94 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   PHARMACEUTICALS 5.3%
   Forest Laboratories, Inc.*+                         4,801   $       185,751
   King Pharmaceuticals, Inc.*                         7,220           122,740
   Barr Pharmaceuticals, Inc.*                         2,350           112,071
   Mylan Laboratories, Inc.+                           4,040            80,800
   Schering-Plough Corp.+                              3,743            71,229
   Pfizer, Inc.                                        2,770            65,012
   Johnson & Johnson, Inc.                               952            57,044
   Wyeth                                                 988            43,877
   Eli Lilly & Co.                                       774            42,779
   Watson Pharmaceuticals, Inc.*+                      1,350            31,428
                                                               ---------------
   TOTAL PHARMACEUTICALS                                               812,731
                                                               ---------------
   BIOTECHNOLOGY 1.1%
   Gilead Sciences, Inc.*+                             1,414            83,652
   Amgen, Inc.*+                                         673            43,900
   Medimmune, Inc.*+                                   1,497            40,569
                                                               ---------------
   TOTAL BIOTECHNOLOGY                                                 168,121
                                                               ---------------
TOTAL HEALTH CARE                                                    3,734,120
                                                               ---------------
INFORMATION TECHNOLOGY 16.7%
   COMPUTERS & PERIPHERALS 4.1%
   QLogic Corp.*+                                      7,260           125,162
   Network Appliance, Inc.*+                           3,461           122,173
   Lexmark International, Inc.*                        2,103           117,411
   Dell, Inc.*                                         4,627           112,945
   SanDisk Corp.*+                                     1,910            97,372
   International Business
      Machines Corp.                                     641            49,242
                                                               ---------------
   TOTAL COMPUTERS & PERIPHERALS                                       624,305
                                                               ---------------
   INTERNET SOFTWARE & SERVICES 4.0%
   Google, Inc. -- Class A*+                             650           272,565
   eBay, Inc.*+                                        4,729           138,512
   Yahoo!, Inc.*+                                      4,150           136,950
   VeriSign, Inc.*+                                    2,688            62,281
                                                               ---------------
   TOTAL INTERNET SOFTWARE & SERVICES                                  610,308
                                                               ---------------
   SOFTWARE 4.0%
   Citrix Systems, Inc.*                               3,328           133,586
   Adobe Systems, Inc.*+                               4,329           131,429
   Oracle Corp.*+                                      7,268           105,313
   Electronic Arts, Inc.*+                             1,783            76,740
   Symantec Corp.*+                                    3,691            57,358
   Intuit, Inc.*                                         888            53,626
   Microsoft Corp.                                     2,086            48,604
                                                               ---------------
   TOTAL SOFTWARE                                                      606,656
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.2%
   Nvidia Corp.*                                      12,140           258,461
   Maxim Integrated Products, Inc.                     1,373            44,087
   Broadcom Corp. -- Class A*+                         1,035            31,102
                                                               ---------------
   TOTAL SEMICONDUCTOR &
      SEMICONDUCTOR EQUIPMENT                                          333,650
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   IT CONSULTING & SERVICES 2.0%
   First Data Corp.                                    2,801   $       126,157
   Fiserv, Inc.*                                       2,070            93,895
   Affiliated Computer
      Services, Inc. -- Class A*                       1,800            92,898
                                                               ---------------
   TOTAL IT CONSULTING & SERVICES                                      312,950
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 0.2%
   Cisco Systems, Inc.*                                1,870            36,521
                                                               ---------------
   TOTAL COMMUNICATIONS EQUIPMENT                                       36,521
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
   Jabil Circuit, Inc.+                                1,380            35,328
                                                               ---------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             35,328
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         2,559,718
                                                               ---------------
FINANCIALS 9.3%
   THRIFTS & MORTGAGE FINANCE 3.3%
   Countrywide Financial Corp.+                        5,050           192,304
   Freddie Mac+                                        2,490           141,955
   MGIC Investment Corp.+                              1,520            98,800
   Golden West Financial Corp.                         1,010            74,942
                                                               ---------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                    508,001
                                                               ---------------
   CONSUMER FINANCE 2.4%
   Capital One Financial Corp.+                        2,080           177,736
   SLM Corp.                                           2,812           148,811
   American Express Co.                                  707            37,626
                                                               ---------------
   TOTAL CONSUMER FINANCE                                              364,173
                                                               ---------------
   CAPITAL MARKETS 1.6%
   Federated Investors, Inc. --
      Class B                                          4,409           138,884
   Janus Capital Group, Inc.                           3,550            63,545
   Legg Mason, Inc.+                                     374            37,220
                                                               ---------------
   TOTAL CAPITAL MARKETS                                               239,649
                                                               ---------------
   INSURANCE 1.5%
   Progressive Corp.+                                  5,060           130,093
   Ambac Financial Group, Inc.+                        1,220            98,942
                                                               ---------------
   TOTAL INSURANCE                                                     229,035
                                                               ---------------
   BANKS 0.5%
   Commerce Bancorp, Inc./NJ+                          2,280            81,328
                                                               ---------------
   TOTAL BANKS                                                          81,328
                                                               ---------------
TOTAL FINANCIALS                                                     1,422,186
                                                               ---------------
CONSUMER STAPLES 8.6%
   FOOD PRODUCTS 2.8%
   General Mills, Inc.+                                2,615           135,091
   Campbell Soup Co.                                   3,039           112,777
   Kellogg Co.                                         1,722            83,396
   McCormick & Co., Inc.+                              1,897            63,644
   WM Wrigley Jr Co.                                     896            40,643
                                                               ---------------
   TOTAL FOOD PRODUCTS                                                 435,551
                                                               ---------------
   FOOD & DRUG RETAILING 2.0%
   Wal-Mart Stores, Inc.+                              1,765            85,020
   Sysco Corp.+                                        2,782            85,018

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   Walgreen Co.                                        1,788   $        80,174
   Whole Foods Market, Inc.+                             900            58,176
                                                               ---------------
   TOTAL FOOD & DRUG RETAILING                                         308,388
                                                               ---------------
   HOUSEHOLD PRODUCTS 1.9%
   Colgate-Palmolive Co.                               2,078           124,472
   Clorox Co.                                          1,991           121,391
   Procter & Gamble Co.                                  925            51,430
                                                               ---------------
   TOTAL HOUSEHOLD PRODUCTS                                            297,293
                                                               ---------------
   BEVERAGES 1.2%
   Anheuser-Busch Cos., Inc.+                          2,844           129,658
   PepsiCo, Inc.                                         766            45,991
                                                               ---------------
   TOTAL BEVERAGES                                                     175,649
                                                               ---------------
   TOBACCO 0.7%
   UST, Inc.+                                          2,189            98,921
                                                               ---------------
   TOTAL TOBACCO                                                        98,921
                                                               ---------------
TOTAL CONSUMER STAPLES                                               1,315,802
                                                               ---------------
ENERGY 8.3%
   OIL & GAS 7.6%
   XTO Energy, Inc.+                                   6,154           272,437
   Devon Energy Corp.+                                 3,180           192,104
   Valero Energy Corp.+                                2,540           168,961
   Anadarko Petroleum Corp.+                           3,070           146,408
   Apache Corp.+                                       2,140           146,055
   Chesapeake Energy Corp.+                            3,980           120,395
   EOG Resources, Inc.                                 1,693           117,393
                                                               ---------------
   TOTAL OIL & GAS                                                   1,163,753
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 0.7%
   BJ Services Co.+                                    2,078            77,426
   Nabors Industries Ltd.*+                              990            33,452
                                                               ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                   110,878
                                                               ---------------
TOTAL ENERGY                                                         1,274,631
                                                               ---------------
INDUSTRIALS 3.5%
   COMMERCIAL SERVICES & SUPPLIES 1.4%
   Cendant Corp.                                       8,100           131,949
   Equifax, Inc.                                       1,256            43,131
   Cintas Corp.                                        1,070            42,543
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                217,623
                                                               ---------------
   AEROSPACE & DEFENSE 1.2%
   L-3 Communications
      Holdings, Inc.                                   1,270            95,783
   General Dynamics Corp.                              1,410            92,299
                                                               ---------------
   TOTAL AEROSPACE & DEFENSE                                           188,082
                                                               ---------------
   MACHINERY 0.9%
   ITT Industries, Inc.                                1,390            68,805
   Danaher Corp.+                                        996            64,063
                                                               ---------------
   TOTAL MACHINERY                                                     132,868
                                                               ---------------
TOTAL INDUSTRIALS                                                      538,573
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

MATERIALS 2.0%
   CHEMICALS 1.1%
   Ecolab, Inc.+                                       2,529   $       102,627
   Sigma-Aldrich Corp.+                                  973            70,678
                                                               ---------------
   TOTAL CHEMICALS                                                     173,305
                                                               ---------------
   CONTAINERS & PACKAGING 0.9%
   Ball Corp.+                                         3,823           141,604
                                                               ---------------
   TOTAL CONTAINERS & PACKAGING                                        141,604
                                                               ---------------
TOTAL MATERIALS                                                        314,909
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $14,434,399)                                               15,255,121
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                             ---------------
REPURCHASE AGREEMENTS 0.4%
Repurchase Agreement (Note 5)
   4.45% due 07/03/06                        $        63,088            63,088
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $63,088)                                                       63,088
                                                               ---------------
SECURITIES LENDING COLLATERAL 24.7%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                              3,781,705         3,781,705
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $3,781,705)                                                 3,781,705
                                                               ---------------
TOTAL INVESTMENTS 124.6%
   (Cost $18,279,192)                                          $    19,099,914
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (24.6)%                                      $    (3,771,389)
                                                               ===============
NET ASSETS - 100.0%                                            $    15,328,525

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

                                              See Notes to Financial Statements.


96 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC STRENGTHENING DOLLAR FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES  16.3%
Federal Farm Credit Bank*
   5.02% due 07/03/06                        $       200,000   $       200,000
Federal Home Loan Bank*
   5.04% due 07/05/06                                200,000           199,944
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $399,944)                                                     399,944
                                                               ---------------
REPURCHASE AGREEMENTS 87.8%
Repurchase Agreement (Note 5)
   5.17% due 07/03/06                                349,965           349,965
   4.55% due 07/03/06+                               781,717           781,717
   4.44% due 07/03/06                                468,262           468,262
   4.40% due 07/03/06                                312,175           312,175
   4.10% due 07/03/06                                249,740           249,740
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,161,859)                                                 2,161,859
                                                               ---------------
TOTAL INVESTMENTS 104.1%
   (Cost $2,561,803)                                           $     2,561,803
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (4.1)%                                       $      (100,985)
                                                               ===============
NET ASSETS - 100.0%                                            $     2,460,818

-------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          GAIN
                                                       UNITS          (NOTE 1)
-------------------------------------------------------------------------------
CURRENCY INDEX SWAP AGREEMENT
August 2006 U.S. Dollar Index Swap,
   Maturing 08/30/06**
   (Notional Market Value
   $4,936,364)                                        58,095   $        26,100
                                                               ===============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON U.S. DOLLAR INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2006.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   DYNAMIC WEAKENING DOLLAR FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 7.8%
Federal Farm Credit Bank*
   5.02% due 07/03/06                        $       300,000   $       300,000
Federal Home Loan Bank*
   5.04% due 07/05/06                                300,000           299,916
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $599,916)                                                     599,916
                                                               ---------------
REPURCHASE AGREEMENTS 81.9%
Repurchase Agreement (Note 5)
   5.17% due 07/03/06                              1,001,283         1,001,283
   4.55% due 07/03/06+                             2,309,439         2,309,439
   4.44% due 07/03/06                              1,339,743         1,339,743
   4.40% due 07/03/06                                893,162           893,162
   4.10% due 07/03/06                                714,529           714,529
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $6,258,156)                                                 6,258,156
                                                               ---------------

TOTAL INVESTMENTS 89.7%
   (Cost $6,858,072)                                           $     6,858,072
                                                               ===============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 10.3%                                      $       787,838
                                                               ===============
NET ASSETS - 100.0%                                            $     7,645,910

-------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                   GAIN (LOSS)
                                                   CONTRACTS          (NOTE 1)
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2006 U.S. Dollar Index
   Futures Contracts (Aggregate
   Market Value of Contracts
   $84,900)                                                1   $          696
                                                               ===============

                                                       UNITS
                                             ---------------
CURRENCY INDEX SWAP AGREEMENT
SOLD SHORT
August 2006 U.S. Dollar Index Swap,
   Maturing 08/30/06**
   (Notional Market Value
   $15,184,109)                                      178,700   $       (53,373)
                                                               ===============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON U.S. DOLLAR INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2006.

                                              See Notes to Financial Statements.


98 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 97.6%

FINANCIALS 21.1%
   INSURANCE 10.6%
   Principal Financial Group, Inc.                       280   $        15,582
   American International Group, Inc.                    260            15,353
   Prudential Financial, Inc.                            190            14,763
   Cincinnati Financial Corp.                            270            12,693
   Lincoln National Corp.                                220            12,417
   Ambac Financial Group, Inc.                           150            12,165
   Hartford Financial Services
      Group, Inc.                                        140            11,844
   MetLife, Inc.                                         230            11,778
   AFLAC, Inc.                                           250            11,587
   Genworth Financial, Inc. --
      Class A                                            330            11,497
   Aon Corp.                                             330            11,491
   Chubb Corp.                                           230            11,477
   Assurant, Inc.                                        220            10,648
   Loews Corp.                                           300            10,635
   Selective Insurance Group, Inc.                       190            10,615
   Delphi Financial Group, Inc. --
      Class A                                            290            10,544
   Ohio Casualty Corp.                                   350            10,405
   Old Republic International Corp.                      480            10,258
   First American Corp.                                  240            10,145
   W.R. Berkley Corp.                                    290             9,898
   Protective Life Corp.                                 210             9,790
   UnumProvident Corp.                                   540             9,790
   National Western Life Insurance
      Co. -- Class A                                      40             9,586
   Harleysville Group, Inc.                              300             9,516
   Safety Insurance Group, Inc.                          200             9,510
   American Physicians Capital, Inc.*                    180             9,466
   AmerUs Group Co.                                      160             9,368
   Reinsurance Group of
      America, Inc.                                      190             9,338
   Phoenix Cos., Inc.                                    660             9,293
   Nationwide Financial Services, Inc.                   210             9,257
   Stancorp Financial Group, Inc.                        180             9,164
   ProAssurance Corp.*                                   190             9,154
   RLI Corp.                                             190             9,154
   American National Insurance Co.                        70             9,080
   LandAmerica Financial Group, Inc.                     140             9,044
   American Financial
      Group, Inc./OH                                     210             9,009
   Conseco, Inc.*                                        390             9,009
   Donegal Group, Inc. -- Class A                        460             8,929
   HCC Insurance Holdings, Inc.                          300             8,832
   Argonaut Group, Inc.*                                 290             8,712
   Infinity Property & Casualty Corp.                    210             8,610
   Hanover Insurance Group, Inc.                         180             8,543
   First Acceptance Corp.*                               700             8,246
   FPIC Insurance Group, Inc.*                           210             8,138
   EMC Insurance Group, Inc.                             280             8,053

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   Philadelphia Consolidated
      Holding Corp.*                                     260   $         7,894
   Great American Financial
      Resources, Inc.                                    370             7,744
   Wesco Financial Corp.                                  20             7,620
   Horace Mann Educators Corp.                           440             7,458
   CNA Surety Corp.*                                     250             4,320
   The Midland Co.                                        90             3,418
   Fidelity National Title
      Group, Inc. -- Class A                             120             2,360
   Universal American Financial
      Corp.*                                             170             2,236
   Kansas City Life Insurance Co.                         50             2,109
   Crawford & Co. -- Class B                             260             1,867
   James River Group, Inc.*                               40               996
   SAFECO Corp.                                            3               169
   Zenith National Insurance Corp.                         3               119
   Unitrin, Inc.                                           2                87
   Mercury General Corp.                                   1                56
                                                               ---------------
   TOTAL INSURANCE                                                     510,839
                                                               ---------------
   DIVERSIFIED FINANCIALS 2.8%
   Citigroup, Inc.                                     1,040            50,169
   Bank of America Corp.                                 850            40,885
   J.P. Morgan Chase & Co.                               780            32,760
   Leucadia National Corp.                               340             9,925
                                                               ---------------
   TOTAL DIVERSIFIED FINANCIALS                                        133,739
                                                               ---------------
   BANKS 2.1%
   Wachovia Corp.                                        410            22,173
   KeyCorp                                               400            14,272
   M&T Bank Corp.                                        100            11,792
   National City Corp.                                   320            11,581
   Wells Fargo & Co.                                     170            11,404
   First Citizens BancShares, Inc. --
      Class A                                             50            10,025
   TD Banknorth, Inc.                                    340            10,013
   North Fork Bancorporation, Inc.                       220             6,637
   U.S. Bancorp                                           40             1,235
   R&G Financial Corp. -- Class B                         50               429
   SunTrust Banks, Inc.                                    2               153
   BB&T Corp.                                              3               125
   Marshall & Ilsley Corp.                                 2                91
                                                               ---------------
   TOTAL BANKS                                                          99,930
                                                               ---------------
   CAPITAL MARKETS 2.0%
   Goldman Sachs Group, Inc.                             120            18,052
   E*Trade Financial Corp.*                              490            11,182
   Charles Schwab Corp.                                  650            10,387
   Blackrock, Inc.                                        70             9,742
   Capital Southwest Corp.                                90             9,400
   Ameriprise Financial, Inc.                            210             9,381
   Allied Capital Corp.                                  320             9,206
   LaBranche & Co., Inc.*                                630             7,629
   Apollo Investment Corp.                               200             3,696
   Merrill Lynch & Co., Inc.                              50             3,478
   Morgan Stanley                                         50             3,161
                                                               ---------------
   TOTAL CAPITAL MARKETS                                                95,314
                                                               ---------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   THRIFTS & MORTGAGE FINANCE 1.8%
   Washington Mutual, Inc.                               350   $        15,953
   Fannie Mae                                            320            15,392
   Radian Group, Inc.                                    170            10,502
   PMI Group, Inc.                                       220             9,808
   Webster Financial Corp.                               200             9,488
   Corus Bankshares, Inc.                                300             7,854
   ITLA Capital Corp.                                    140             7,361
   MGIC Investment Corp.                                  80             5,200
   Doral Financial Corp.                                 490             3,141
   Federal Agricultural Mortgage
      Corp.                                               40             1,108
                                                               ---------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                     85,807
                                                               ---------------
   REAL ESTATE 1.0%
   Highwoods Properties, Inc.                            320            11,578
   Winston Hotels, Inc.                                  770             9,432
   LTC Properties, Inc.                                  370             8,269
   AvalonBay Communities, Inc.                            60             6,637
   Fieldstone Investment Corp.                           620             5,679
   MFA Mortgage Investments, Inc.                        400             2,752
   CB Richard Ellis Group, Inc. --
      Class A*                                            40               996
   CBL & Associates Properties, Inc.                       3               117
   Vornado Realty Trust                                    1                98
   Entertainment Properties Trust                          2                86
                                                               ---------------
   TOTAL REAL ESTATE                                                    45,644
                                                               ---------------
   CONSUMER FINANCE 0.8%
   Capital One Financial Corp.                           140            11,963
   Asta Funding, Inc.                                    240             8,988
   Cash America International, Inc.                      280             8,960
   United PanAm Financial Corp.*                         280             8,512
   American Express Co.                                   20             1,064
   Nelnet, Inc. -- Class A*                                3               122
   AmeriCredit Corp.*                                      4               112
                                                               ---------------
   TOTAL CONSUMER FINANCE                                               39,721
                                                               ---------------
TOTAL FINANCIALS                                                     1,010,994
                                                               ---------------
INFORMATION TECHNOLOGY 15.8%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.6%
   Intel Corp.                                         1,350            25,582
   Texas Instruments, Inc.                               520            15,751
   Freescale Semiconductor, Inc. --
      Class B*                                           430            12,642
   Micron Technology, Inc.*                              770            11,596
   Lam Research Corp.*                                   230            10,723
   National Semiconductor Corp.                          430            10,255
   Cymer, Inc.*                                          200             9,292
   Silicon Image, Inc.*                                  860             9,271
   Diodes, Inc.*                                         220             9,117
   Intersil Corp. -- Class A                             350             8,137
   Cirrus Logic, Inc.*                                   940             7,652
   OmniVision Technologies, Inc.*                        350             7,392
   LSI Logic Corp.*                                      810             7,249
   Nvidia Corp.*                                         310             6,600

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   IXYS Corp.*                                           680   $         6,528
   Genesis Microchip, Inc.*                              560             6,474
   Portalplayer, Inc.*                                   370             3,630
   Skyworks Solutions, Inc.*                             650             3,581
   Sigmatel, Inc.*                                       230               945
   Novellus Systems, Inc.*                                 4                99
                                                               ---------------
   TOTAL SEMICONDUCTOR &
      SEMICONDUCTOR EQUIPMENT                                          172,516
                                                               ---------------
   COMPUTERS & PERIPHERALS 3.1%
   International Business
      Machines Corp.                                     370            28,424
   Hewlett-Packard Co.                                   750            23,760
   Apple Computer, Inc.*                                 250            14,280
   NCR Corp.*                                            290            10,626
   Komag, Inc.*                                          230            10,621
   EMC Corp./MA*                                         960            10,531
   Brocade Communications
      Systems, Inc.*                                   1,710            10,499
   Advanced Digital Information
      Corp.*                                             840             9,887
   QLogic Corp.*                                         470             8,103
   Emulex Corp.*                                         490             7,972
   SanDisk Corp.*                                        150             7,647
   Palm, Inc.*                                           470             7,567
   Dell, Inc.*                                            60             1,465
   Imation Corp.                                           3               123
                                                               ---------------
   TOTAL COMPUTERS & PERIPHERALS                                       151,505
                                                               ---------------
   IT CONSULTING & SERVICES 2.5%
   First Data Corp.                                      310            13,962
   Computer Sciences Corp.*                              220            10,657
   Ceridian Corp.*                                       410            10,020
   Forrester Research, Inc.*                             350             9,793
   Convergys Corp.*                                      500             9,750
   MPS Group, Inc.*                                      640             9,638
   Affiliated Computer Services,
      Inc. -- Class A*                                   180             9,290
   Automatic Data Processing, Inc.                       190             8,617
   BISYS Group, Inc.*                                    550             7,535
   Hewitt Associates, Inc. -- Class A*                   310             6,969
   SYKES Enterprises, Inc.*                              370             5,979
   infoUSA, Inc. -- Class B                              440             4,536
   MoneyGram International, Inc.                         130             4,414
   Global Payments, Inc.                                  70             3,399
   Infocrossing, Inc.*                                   170             1,964
   Covansys Corp.*                                       120             1,508
   Fiserv, Inc.*                                           4               181
   Sabre Holdings Corp.                                    5               110
                                                               ---------------
   TOTAL IT CONSULTING & SERVICES                                      118,322
                                                               ---------------
   SOFTWARE 2.2%
   Microsoft Corp.                                     1,290            30,057
   RSA Security, Inc.*                                   380            10,332
   MicroStrategy, Inc. -- Class A*                       100             9,752
   CA, Inc.                                              410             8,426
   Lawson Software, Inc.*                              1,110             7,437

                                              See Notes to Financial Statements.


100 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   Fair Isaac Corp.                                      200   $         7,262
   Compuware Corp.*                                    1,020             6,834
   Pegasystems, Inc.                                   1,060             6,805
   Internet Security Systems, Inc.*                      350             6,598
   Intergraph Corp.*                                     190             5,983
   MRO Software, Inc.*                                   130             2,609
   Secure Computing Corp.*                               280             2,408
   TIBCO Software, Inc.*                                 220             1,551
   Oracle Corp.*                                          80             1,159
   Synopsys, Inc.*                                         3                56
                                                               ---------------
   TOTAL SOFTWARE                                                      107,269
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 1.9%
   Motorola, Inc.                                        810            16,322
   Cisco Systems, Inc.*                                  710            13,866
   Polycom, Inc.*                                        490            10,741
   Avaya, Inc.*                                          870             9,935
   Tellabs, Inc.*                                        710             9,450
   ADTRAN, Inc.                                          370             8,299
   Juniper Networks, Inc.*                               410             6,556
   Andrew Corp.*                                         670             5,936
   Ixia*                                                 560             5,040
   Qualcomm, Inc.                                        110             4,408
   Digi International, Inc.*                             120             1,504
                                                               ---------------
   TOTAL COMMUNICATIONS EQUIPMENT                                       92,057
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.4%
   Rofin-Sinar Technologies, Inc.*                       170             9,770
   Molex, Inc.                                           280             9,400
   Vishay Intertechnology, Inc.*                         590             9,281
   Arrow Electronics, Inc.*                              280             9,016
   Coherent, Inc.*                                       260             8,770
   Tech Data Corp.*                                      220             8,428
   Solectron Corp.*                                    2,460             8,413
   MTS Systems Corp.                                      80             3,161
   Jabil Circuit, Inc.                                     4               102
                                                               ---------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             66,341
                                                               ---------------
   INTERNET SOFTWARE & SERVICES 0.9%
   RealNetworks, Inc.*                                   970            10,379
   SonicWALL, Inc.*                                    1,040             9,350
   Digital River, Inc.*                                  230             9,290
   United Online, Inc.                                   390             4,680
   Google, Inc. -- Class A*                               10             4,193
   EarthLink, Inc.*                                      210             1,819
   Digital Insight Corp.*                                 50             1,714
   ValueClick, Inc.*                                       7               107
                                                               ---------------
   TOTAL INTERNET SOFTWARE & SERVICES                                   41,532
                                                               ---------------
   OFFICE ELECTRONICS 0.2%
   Xerox Corp.*                                          550             7,650
                                                               ---------------
   TOTAL OFFICE ELECTRONICS                                              7,650
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                           757,192
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

INDUSTRIALS 13.1%
   MACHINERY 3.3%
   Eaton Corp.                                           170   $        12,818
   Dover Corp.                                           250            12,357
   Cummins, Inc.                                         100            12,225
   Illinois Tool Works, Inc.                             250            11,875
   Parker Hannifin Corp.                                 150            11,640
   Terex Corp.*                                          110            10,857
   Crane Co.                                             260            10,816
   Albany International Corp. --
      Class A                                            240            10,174
   Timken Co.                                            280             9,383
   Circor International, Inc.                            300             9,147
   Watts Industries, Inc. -- Class A                     260             8,723
   EnPro Industries, Inc.*                               250             8,400
   Commercial Vehicle Group, Inc.*                       400             8,272
   Barnes Group, Inc.                                    410             8,179
   Accuride Corp.*                                       620             7,731
   Cascade Corp.                                          50             1,978
   JLG Industries, Inc.                                   80             1,800
   Caterpillar, Inc.                                      10               745
   Kaydon Corp.                                            3               112
   Titan International, Inc.                               1                19
                                                               ---------------
   TOTAL MACHINERY                                                     157,251
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 2.0%
   Waste Management, Inc.                                320            11,482
   Manpower, Inc.                                        170            10,982
   Kforce, Inc.*                                         630             9,759
   United Stationers, Inc.*                              190             9,371
   FTI Consulting, Inc.*                                 350             9,369
   West Corp.*                                           190             9,103
   Sourcecorp, Inc.*                                     360             8,924
   Steelcase, Inc. -- Class A                            470             7,732
   M&F Worldwide Corp.*                                  480             7,728
   CBIZ, Inc.*                                         1,040             7,706
   Spherion Corp.*                                       340             3,101
   Labor Ready, Inc.*                                      5               113
   Adesa, Inc.                                             5               111
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 95,481
                                                               ---------------
   AEROSPACE & DEFENSE 1.6%
   Boeing Co.                                            220            18,020
   General Dynamics Corp.                                190            12,438
   Lockheed Martin Corp.                                 170            12,196
   Raytheon Co.                                          260            11,588
   L-3 Communications
      Holdings, Inc.                                     150            11,313
   Armor Holdings, Inc.*                                 180             9,869
   United Technologies Corp.                              40             2,537
   Precision Castparts Corp.                               3               179
   Northrop Grumman Corp.                                  2               128
   Esterline Technologies Corp.*                           3               125
                                                               ---------------
   TOTAL AEROSPACE & DEFENSE                                            78,393
                                                               ---------------

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   INDUSTRIAL CONGLOMERATES 1.5%
   General Electric Co.                                1,550   $        51,088
   Textron, Inc.                                         140            12,905
   Teleflex, Inc.                                        140             7,563
   3M Co.                                                 30             2,423
                                                               ---------------
   TOTAL INDUSTRIAL CONGLOMERATES                                       73,979
                                                               ---------------
   ELECTRICAL EQUIPMENT 1.5%
   Belden CDT, Inc.                                      310            10,245
   Roper Industries, Inc.                                210             9,817
   Regal-Beloit Corp.                                    210             9,272
   A.O. Smith Corp.                                      190             8,808
   Thomas & Betts Corp.*                                 170             8,721
   LSI Industries, Inc.                                  450             7,646
   Vicor Corp.                                           430             7,125
   Preformed Line Products Co.                           170             6,443
   Global Power Equipment
      Group, Inc.*                                       800             2,544
                                                               ---------------
   TOTAL ELECTRICAL EQUIPMENT                                           70,621
                                                               ---------------
   ROAD & RAIL 1.2%
   Norfolk Southern Corp.                                320            17,030
   Burlington Northern
      Santa Fe Corp.                                     170            13,473
   Union Pacific Corp.                                   130            12,085
   SCS Transportation, Inc.*                             320             8,810
   RailAmerica, Inc.*                                    740             7,740
                                                               ---------------
   TOTAL ROAD & RAIL                                                    59,138
                                                               ---------------
   AIR FREIGHT & COURIERS 0.5%
   United Parcel Service, Inc. --
      Class B                                            170            13,996
   HUB Group, Inc. -- Class A*                           340             8,340
                                                               ---------------
   TOTAL AIR FREIGHT & COURIERS                                         22,336
                                                               ---------------
   BUILDING PRODUCTS 0.4%
   Lennox International, Inc.                            320             8,474
   ElkCorp                                               250             6,942
   Universal Forest Products, Inc.                        90             5,646
                                                               ---------------
   TOTAL BUILDING PRODUCTS                                              21,062
                                                               ---------------
   CONSTRUCTION & ENGINEERING 0.4%
   EMCOR Group, Inc.*                                    210            10,221
   URS Corp.*                                            240            10,080
                                                               ---------------
   TOTAL CONSTRUCTION & ENGINEERING                                     20,301
                                                               ---------------
   AIRLINES 0.4%
   Southwest Airlines Co.                                810            13,260
   Mesa Air Group, Inc.*                                 420             4,137
   Continental Airlines, Inc. --
      Class B*                                             4               119
                                                               ---------------
   TOTAL AIRLINES                                                       17,516
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.3%
   W.W. Grainger, Inc.                                   140            10,532
   MSC Industrial Direct Co. --
      Class A                                             70             3,330
                                                               ---------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                               13,862
                                                               ---------------
TOTAL INDUSTRIALS                                                      629,940
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

CONSUMER DISCRETIONARY 12.3%
   SPECIALTY RETAIL 2.9%
   Home Depot, Inc.                                      550   $        19,684
   Payless Shoesource, Inc.*                             440            11,955
   Staples, Inc.                                         440            10,701
   Sherwin-Williams Co.                                  210             9,971
   Dress Barn, Inc.*                                     360             9,126
   Group 1 Automotive, Inc.                              160             9,014
   AnnTaylor Stores Corp.*                               200             8,676
   Rent-A-Center, Inc.*                                  310             7,707
   Barnes & Noble, Inc.                                  210             7,665
   Too, Inc.*                                            190             7,294
   Men's Wearhouse, Inc.                                 240             7,272
   Claire's Stores, Inc.                                 280             7,143
   Sonic Automotive, Inc.                                280             6,210
   Talbots, Inc.                                         250             4,613
   Pantry, Inc.*                                          60             3,452
   Guess ?, Inc.*                                         80             3,340
   Office Depot, Inc.*                                    70             2,660
   Syms Corp.*                                           120             2,208
   Stein Mart, Inc.                                      100             1,480
   Charming Shoppes, Inc.*                                40               450
   Lowe's Cos., Inc.                                       3               182
   Genesco, Inc.*                                          1                34
                                                               ---------------
   TOTAL SPECIALTY RETAIL                                              140,837
                                                               ---------------
   MEDIA 2.5%
   The Walt Disney Co.                                   620            18,600
   Omnicom Group, Inc.                                   120            10,691
   McGraw-Hill Cos., Inc.                                210            10,548
   Lamar Advertising Co. -- Class A*                     190            10,233
   Meredith Corp.                                        190             9,413
   World Wrestling Entertainment, Inc.                   510             8,614
   Clear Channel Outdoor
      Holdings, Inc. -- Class A*                         370             7,755
   Sinclair Broadcast Group, Inc. --
      Class A                                            880             7,533
   Cox Radio Inc. -- Class A*                            510             7,354
   John Wiley & Sons, Inc. -- Class A                    210             6,972
   McClatchy Co. -- Class A                              130             5,216
   Salem Communications
      Corp. /DE -- Class A*                              400             5,204
   Time Warner, Inc.                                     290             5,017
   Morningstar, Inc.*                                    110             4,563
   Journal Communications, Inc. --
      Class A                                            250             2,810
   Comcast Corp. -- Class A*                              60             1,964
   Playboy Enterprises, Inc. --
      Class B*                                             4                40
                                                               ---------------
   TOTAL MEDIA                                                         122,527
                                                               ---------------

                                              See Notes to Financial Statements.


102 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   HOUSEHOLD DURABLES 1.8%
   Whirlpool Corp.                                       120   $         9,918
   Snap-On, Inc.                                         230             9,297
   Furniture Brands International, Inc.                  420             8,753
   Dolby Laboratories, Inc. --
      Class A*                                           370             8,621
   American Greetings Corp. --
      Class A                                            400             8,404
   Pulte Homes, Inc.                                     290             8,349
   Meritage Homes Corp.*                                 140             6,615
   Ryland Group, Inc.                                    150             6,535
   Mohawk Industries, Inc.*                               90             6,331
   Stanley Furniture Co.                                 260             6,232
   NVR, Inc.*                                             10             4,913
   Lennar Corp. -- Class A                                 3               133
   Centex Corp.                                            2               101
   Black & Decker Corp.                                    1                84
   Toll Brothers, Inc.*                                    3                77
                                                               ---------------
   TOTAL HOUSEHOLD DURABLES                                             84,363
                                                               ---------------
   TEXTILES & APPAREL 1.4%
   Nike, Inc. -- Class B                                 130            10,530
   Phillips-Van Heusen Corp.                             250             9,540
   Jones Apparel Group, Inc.                             290             9,219
   Polo Ralph Lauren Corp.                               160             8,784
   Kellwood Co.                                          280             8,196
   Skechers U.S.A., Inc. -- Class A*                     330             7,956
   Steven Madden, Ltd.                                   250             7,405
   K-Swiss, Inc. -- Class A                              240             6,408
                                                               ---------------
   TOTAL TEXTILES & APPAREL                                             68,038
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 1.1%
   McDonald's Corp.                                      430            14,448
   Chipotle Mexican Grill, Inc. --
      Class A*                                           160             9,752
   Dover Downs Gaming &
      Entertainment, Inc.                                480             9,427
   Dover Motorsports, Inc.                             1,270             7,455
   GTECH Holdings Corp.                                  140             4,869
   Bluegreen Corp.*                                      190             2,177
   Luby's, Inc.*                                          90               939
   Multimedia Games, Inc.*                                70               709
   Krispy Kreme Doughnuts, Inc.*                          80               651
   Yum! Brands, Inc.                                       3               151
   Landry's Restaurants, Inc.                              4               130
                                                               ---------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                  50,708
                                                               ---------------
   MULTILINE RETAIL 0.7%
   J.C. Penney Holding Co., Inc.                         210            14,177
   Dollar Tree Stores, Inc.*                             360             9,540
   Nordstrom, Inc.                                       150             5,475
   Target Corp.                                           80             3,910
   Federated Department
      Stores, Inc.                                        20               732
                                                               ---------------
   TOTAL MULTILINE RETAIL                                               33,834
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   INTERNET & CATALOG RETAIL 0.5%
   IAC/InterActiveCorp*                                  320   $         8,477
   Systemax, Inc.*                                       970             7,566
   Blair Corp.                                           210             6,247
                                                               ---------------
   TOTAL INTERNET & CATALOG RETAIL                                      22,290
                                                               ---------------
   AUTO COMPONENTS 0.4%
   ArvinMeritor, Inc.                                    590            10,142
   Aftermarket Technology Corp.*                         350             8,697
   Modine Manufacturing Co.                               30               701
                                                               ---------------
   TOTAL AUTO COMPONENTS                                                19,540
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 0.3%
   Hasbro, Inc.                                          410             7,425
   RC2 Corp.*                                            190             7,345
   Jakks Pacific, Inc.*                                   70             1,406
   Brunswick Corp.                                         2                67
                                                               ---------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                   16,243
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 0.3%
   Alderwoods Group, Inc.*                               490             9,535
   Stewart Enterprises, Inc. --
      Class A                                            930             5,348
                                                               ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                               14,883
                                                               ---------------
   DISTRIBUTORS 0.2%
   Building Material Holding Corp.                       270             7,525
                                                               ---------------
   TOTAL DISTRIBUTORS                                                    7,525
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.2%
   Career Education Corp.*                               250             7,473
                                                               ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                  7,473
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                           588,261
                                                               ---------------
HEALTH CARE 11.9%
   HEALTH CARE PROVIDERS & SERVICES 4.4%
   WellPoint, Inc.*                                      220            16,010
   UnitedHealth Group, Inc.                              340            15,225
   McKesson Corp.                                        280            13,239
   Caremark Rx, Inc.                                     260            12,966
   Cardinal Health, Inc.                                 200            12,866
   Laboratory Corporation of
      America Holdings*                                  200            12,446
   Aetna, Inc.                                           310            12,378
   CIGNA Corp.                                           120            11,821
   AmerisourceBergen Corp.                               280            11,738
   Medco Health Solutions, Inc.*                         190            10,883
   Magellan Health Services, Inc.*                       240            10,874
   Express Scripts, Inc.*                                150            10,761
   Coventry Health Care, Inc.*                           190            10,439
   Henry Schein, Inc.*                                   210             9,813
   inVentiv Health, Inc.*                                310             8,922
   Sunrise Senior Living, Inc.*                          280             7,742
   PRA International*                                    270             6,013
   Vital Images, Inc.*                                   230             5,681
   Allied Healthcare
      International, Inc.*                             1,290             3,457

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 103

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   The Trizetto Group, Inc.*                             180   $         2,662
   HCA, Inc.                                              60             2,589
   American Retirement Corp.*                             40             1,311
   Humana, Inc.*                                           3               161
   Manor Care, Inc.                                        3               141
   United Surgical Partners
      International, Inc.*                                 3                90
   Per-Se Technologies, Inc.*                              1                25
   SFBC International, Inc.*                               1                15
                                                               ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                              210,268
                                                               ---------------
   PHARMACEUTICALS 3.4%
   Pfizer, Inc.                                        1,590            37,317
   Merck & Co., Inc.                                     610            22,222
   Johnson & Johnson, Inc.                               360            21,571
   Abbott Laboratories                                   450            19,625
   Endo Pharmaceuticals
      Holdings, Inc.*                                    280             9,234
   Alpharma, Inc. -- Class A                             360             8,654
   Medicis Pharmaceutical
      Corp. -- Class A                                   320             7,680
   Kos Pharmaceuticals, Inc.*                            160             6,019
   Sciele Pharma, Inc.*                                  250             5,798
   Andrx Corp.*                                          230             5,334
   King Pharmaceuticals, Inc.*                           310             5,270
   Hi-Tech Pharmacal Co., Inc.*                          250             4,143
   CNS, Inc.                                             110             2,695
   Connetics Corp.*                                      220             2,587
   Wyeth                                                  50             2,221
   Bentley Pharmaceuticals, Inc.*                         90               986
   Watson Pharmaceuticals, Inc.*                           3                70
                                                               ---------------
   TOTAL PHARMACEUTICALS                                               161,426
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 2.9%
   Fisher Scientific International, Inc.*                170            12,418
   Dade Behring Holdings, Inc.                           260            10,826
   Thermo Electron Corp.*                                280            10,147
   ICU Medical, Inc.*                                    220             9,293
   Bio--Rad Laboratories, Inc. --
      Class A*                                           140             9,092
   DJ Orthopedics, Inc.*                                 240             8,839
   Haemonetics Corp./MA*                                 190             8,837
   Molecular Devices Corp.*                              280             8,557
   Zoll Medical Corp.*                                   250             8,190
   Health Tronics Surgical
      Services, Inc.*                                  1,050             8,032
   Intuitive Surgical, Inc.*                              60             7,078
   West Pharmaceutical Services, Inc.                    190             6,893
   OraSure Technologies, Inc.*                           550             5,236
   Analogic Corp.                                        110             5,127
   Thoratec Corp.*                                       300             4,161
   TriPath Imaging, Inc.*                                600             3,972
   Cantel Medical Corp.*                                 210             2,990
   Integra LifeSciences
      Holdings Corp.*                                     70             2,717

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   Palomar Medical
      Technologies, Inc.*                                 50   $         2,282
   Immucor, Inc.*                                         90             1,731
   Medtronic, Inc.                                        30             1,408
   Greatbatch, Inc.*                                      50             1,180
   Vital Signs, Inc.                                      20               991
   Angiodynamics, Inc.*                                    2                54
                                                               ---------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              140,051
                                                               ---------------
   BIOTECHNOLOGY 1.2%
   Amgen, Inc.*                                          340            22,178
   Applera Corp. -- Applied
      Biosystems Group                                   370            11,969
   United Therapeutics Corp.*                            180            10,399
   Charles River Laboratories
      International, Inc.*                               210             7,728
   Albany Molecular Research, Inc.*                      580             6,194
   Pharmion Corp.*                                        40               681
   Savient Pharmaceuticals, Inc.*                         90               473
   Invitrogen Corp.*                                       2               132
                                                               ---------------
   TOTAL BIOTECHNOLOGY                                                  59,754
                                                               ---------------
TOTAL HEALTH CARE                                                      571,499
                                                               ---------------
ENERGY 8.3%
   OIL & GAS 5.5%
   Exxon Mobil Corp.                                     940            57,669
   ConocoPhillips                                        400            26,212
   Kerr-McGee Corp.                                      260            18,031
   Chevron Corp.                                         250            15,515
   Occidental Petroleum Corp.                            150            15,382
   EOG Resources, Inc.                                   220            15,255
   Valero Energy Corp.                                   220            14,634
   Marathon Oil Corp.                                    160            13,328
   Frontier Oil Corp.                                    400            12,960
   Devon Energy Corp.                                    210            12,686
   Tesoro Corp.                                          140            10,410
   Sunoco, Inc.                                          150            10,394
   Giant Industries, Inc.*                               130             8,652
   W&T Offshore, Inc.                                    200             7,778
   Noble Energy, Inc.                                     90             4,217
   Forest Oil Corp.*                                     120             3,979
   Holly Corp.                                            80             3,856
   Hess Corp.                                             60             3,171
   Harvest Natural Resources, Inc.*                      220             2,979
   St. Mary Land & Exploration Co.                        70             2,818
   Penn Virginia Corp.                                    20             1,398
   Western Refining, Inc.                                 30               647
   Swift Energy Co.*                                       3               129
   Callon Petroleum Co.*                                   6               116
   Pogo Producing Co.                                      2                92
   Newfield Exploration Co.*                               1                49
                                                               ---------------
   TOTAL OIL & GAS                                                     262,357
                                                               ---------------

                                              See Notes to Financial Statements.


104 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   ENERGY EQUIPMENT & SERVICES 2.8%
   Maverick Tube Corp.*                                  190   $        12,006
   Veritas DGC, Inc.*                                    210            10,832
   Universal Compression
      Holdings, Inc.*                                    170            10,705
   Lone Star Technologies, Inc.*                         180             9,724
   NS Group, Inc.*                                       170             9,364
   Grey Wolf, Inc.*                                    1,210             9,317
   Pride International, Inc.*                            290             9,057
   SEACOR Holdings, Inc.*                                110             9,031
   Lufkin Industries, Inc.                               150             8,914
   Patterson-UTI Energy, Inc.                            310             8,776
   Tidewater, Inc.                                       160             7,872
   Parker Drilling Co.*                                1,070             7,683
   Helmerich & Payne, Inc.                               110             6,629
   GulfMark Offshore, Inc.*                              250             6,457
   Global Industries, Ltd.*                              210             3,507
   Superior Energy Services, Inc.*                       100             3,390
   Rowan Cos., Inc.                                       90             3,203
   Hydril*                                                 1                78
                                                               ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                   136,545
                                                               ---------------
TOTAL ENERGY                                                           398,902
                                                               ---------------
CONSUMER STAPLES 5.5%
   BEVERAGES 1.5%
   Coca-Cola Co.                                         540            23,231
   Constellation Brands, Inc. --
      Class A*                                           420            10,500
   Pepsi Bottling Group, Inc.                            320            10,288
   PepsiCo, Inc.                                         160             9,606
   Brown-Forman Corp. -- Class B                         130             9,320
   PepsiAmericas, Inc.                                   260             5,748
   Hansen Natural Corp.*                                  10             1,904
                                                               ---------------
   TOTAL BEVERAGES                                                      70,597
                                                               ---------------
   TOBACCO 1.2%
   Altria Group, Inc.                                    460            33,778
   Reynolds American, Inc.                               110            12,683
   Loews Corp. -- Carolina Group                         190             9,760
                                                               ---------------
   TOTAL TOBACCO                                                        56,221
                                                               ---------------
   FOOD PRODUCTS 0.9%
   Corn Products International, Inc.                     400            12,240
   General Mills, Inc.                                   220            11,365
   Kraft Foods, Inc. -- Class A                          310             9,579
   Del Monte Foods Co.                                   780             8,760
   Archer-Daniels-Midland Co.                             80             3,302
   Kellogg Co.                                             3               145
   Dean Foods Co.*                                         3               112
                                                               ---------------
   TOTAL FOOD PRODUCTS                                                  45,503
                                                               ---------------
   HOUSEHOLD PRODUCTS 0.9%
   Procter & Gamble Co.                                  440            24,464
   Kimberly-Clark Corp.                                  190            11,723
   Energizer Holdings, Inc.*                             150             8,786
                                                               ---------------
   TOTAL HOUSEHOLD PRODUCTS                                             44,973
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   FOOD & DRUG RETAILING 0.9%
   Kroger Co.                                            730   $        15,958
   Costco Wholesale Corp.                                240            13,711
   Wal-Mart Stores, Inc.                                 260            12,524
   Sysco Corp.                                             3                92
                                                               ---------------
   TOTAL FOOD & DRUG RETAILING                                          42,285
                                                               ---------------
   PERSONAL PRODUCTS 0.1%
   Estee Lauder Cos., Inc. -- Class A                    160             6,187
                                                               ---------------
   TOTAL PERSONAL PRODUCTS                                               6,187
                                                               ---------------
TOTAL CONSUMER STAPLES                                                 265,766
                                                               ---------------
MATERIALS 3.8%
   METALS & MINING 2.0%
   Nucor Corp.                                           280            15,190
   Alcoa, Inc.                                           390            12,620
   Steel Dynamics, Inc.                                  180            11,833
   Freeport-McMoRan Copper &
      Gold, Inc. -- Class B                              210            11,636
   Reliance Steel & Aluminum Co.                         130            10,784
   Quanex Corp.                                          240            10,337
   Ryerson Tull, Inc.                                    310             8,370
   Cleveland-Cliffs, Inc.                                 90             7,136
   Schnitzer Steel Industries, Inc. --
      Class A                                            140             4,967
   Carpenter Technology Corp.                             20             2,310
   Phelps Dodge Corp.                                     10               822
                                                               ---------------
   TOTAL METALS & MINING                                                96,005
                                                               ---------------
   CHEMICALS 1.3%
   Dow Chemical Co.                                      340            13,270
   Monsanto Co.                                          140            11,787
   FMC Corp.                                             150             9,659
   Lyondell Chemical Co.                                 420             9,517
   Valspar Corp.                                         340             8,979
   Pioneer Cos., Inc.*                                   280             7,638
   NewMarket Corp.                                        50             2,453
   Air Products & Chemicals, Inc.                          2               128
   Lubrizol Corp.                                          3               120
   Cytec Industries, Inc.                                  2               107
                                                               ---------------
   TOTAL CHEMICALS                                                      63,658
                                                               ---------------
   CONTAINERS & PACKAGING 0.2%
   Greif, Inc. -- Class A                                140            10,494
   Bemis Co.                                               4               123
                                                               ---------------
   TOTAL CONTAINERS & PACKAGING                                         10,617
                                                               ---------------
   PAPER & FOREST PRODUCTS 0.2%
   Louisiana-Pacific Corp.                               340             7,446
   Weyerhaeuser Co.                                        1                62
                                                               ---------------
   TOTAL PAPER & FOREST PRODUCTS                                         7,508
                                                               ---------------
   CONSTRUCTION MATERIALS 0.1%
   Eagle Materials, Inc.                                 120             5,700
                                                               ---------------
   TOTAL CONSTRUCTION MATERIALS                                          5,700
                                                               ---------------
TOTAL MATERIALS                                                        183,488
                                                               ---------------

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
   MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

UTILITIES 3.5%
   ELECTRIC UTILITIES 1.7%
   Edison International                                  350   $        13,650
   FirstEnergy Corp.                                     220            11,926
   FPL Group, Inc.                                       280            11,586
   Entergy Corp.                                         160            11,320
   Cleco Corp.                                           430             9,998
   Pepco Holdings, Inc.                                  420             9,904
   Duquesne Light Holdings, Inc.                         550             9,042
   TXU Corp.                                              40             2,392
   Westar Energy, Inc.                                     5               105
                                                               ---------------
   TOTAL ELECTRIC UTILITIES                                             79,923
                                                               ---------------
   MULTI-UTILITIES 1.4%
   Duke Energy Corp.                                     440            12,923
   DTE Energy Co.                                        280            11,407
   Wisconsin Energy Corp.                                260            10,478
   MDU Resources Group, Inc.                             280            10,251
   NSTAR                                                 330             9,438
   CenterPoint Energy, Inc.                              690             8,625
   NorthWestern Corp.                                    150             5,152
   SCANA Corp.                                             3               116
                                                               ---------------
   TOTAL MULTI-UTILITIES                                                68,390
                                                               ---------------
   GAS UTILITIES 0.4%
   Energen Corp.                                         270            10,371
   Oneok, Inc.                                           300            10,212
   Nicor, Inc.                                             3               124
                                                               ---------------
   TOTAL GAS UTILITIES                                                  20,707
                                                               ---------------
TOTAL UTILITIES                                                        169,020
                                                               ---------------
TELECOMMUNICATION SERVICES 2.3%
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.2%
   AT&T, Inc.                                            370            10,319
   Citizens Communications Co.                           750             9,787
   Fairpoint Communications, Inc.                        610             8,784
   Verizon Communications, Inc.                          240             8,038
   Golden Telecom, Inc.                                  280             7,098
   Arbinet-thexchange, Inc.*                             650             3,646
   SureWest Communications                               120             2,318
   BellSouth Corp.                                        60             2,172
   Embarq Corp.*                                          30             1,230
   Hungarian Telephone &
      Cable Corp.*                                        60               901
                                                               ---------------
   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                         54,293
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   WIRELESS TELECOMMUNICATION SERVICES 1.1%
   Sprint Nextel Corp.                                   640   $        12,794
   Alltel Corp.                                          190            12,128
   Telephone & Data Systems, Inc.                        250            10,350
   Ubiquitel, Inc.*                                      900             9,306
   U.S. Cellular Corp.*                                  130             7,878
   Wireless Facilities, Inc.*                            550             1,512
                                                               ---------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                            53,968
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                       108,261
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $4,580,019)                                           $     4,683,323
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                             ---------------
REPURCHASE AGREEMENTS 0.9%
Repurchase Agreement (Note 5)
   5.17% due 07/03/06                        $        10,801            10,801
   4.44% due 07/03/06                                 14,453            14,453
   4.40% due 07/03/06                                  9,635             9,635
   4.10% due 07/03/06                                  7,708             7,708
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $42,597)                                                       42,597
                                                               ---------------
TOTAL INVESTMENTS 98.5%
   (Cost $4,622,616)                                           $     4,725,920
                                                               ===============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 1.5%                                       $        70,270
                                                               ===============
NET ASSETS - 100.0%                                            $     4,796,190

-------------------------------------------------------------------------------

                                                                    UNREALIZED
                                                                          LOSS
                                                   CONTRACTS          (NOTE 1)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2006 S&P MidCap 400 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $76,910)                                      1   $          (115)
                                                               ===============

*     NON-INCOME PRODUCING SECURITY.

                                              See Notes to Financial Statements.


106 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   SECTOR ROTATION FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 98.9%

INDUSTRIALS 35.6%
   ROAD & RAIL 10.0%
   Burlington Northern Santa Fe
      Corp.+                                          13,394   $     1,061,474
   Union Pacific Corp.+                               10,900         1,013,264
   Norfolk Southern Corp.                             17,509           931,829
   Canadian National Railway Co.                      20,900           914,375
   CSX Corp.+                                         12,700           894,588
   Ryder System, Inc.+                                 9,900           578,457
   Canadian Pacific Railway Ltd.+                     11,100           567,654
   J.B. Hunt Transport Services, Inc.+                15,750           392,333
   Con-way, Inc.                                       6,400           370,752
   Amerco, Inc.*+                                      3,561           358,450
   Swift Transportation Co., Inc.*+                   10,900           346,184
   Landstar System, Inc.                               6,900           325,887
   Kansas City Southern*+                             11,400           315,780
   Laidlaw International, Inc.                        12,000           302,400
   YRC Worldwide, Inc.*+                               6,900           290,559
   Knight Transportation, Inc.+                       13,000           262,600
                                                               ---------------
   TOTAL ROAD & RAIL                                                 8,926,586
                                                               ---------------
   ELECTRICAL EQUIPMENT 8.7%
   ABB Ltd. -- SP ADR+                               103,239         1,337,978
   Emerson Electric Co.+                              15,420         1,292,350
   Rockwell Automation, Inc.+                         11,600           835,316
   Cooper Industries Ltd. -- Class A                   7,700           715,484
   American Power Conversion
      Corp.+                                          24,700           481,403
   Roper Industries, Inc.+                            10,117           472,970
   AMETEK, Inc.+                                       9,200           435,896
   Thomas & Betts Corp.*                               8,100           415,530
   Hubbell, Inc. -- Class B                            8,500           405,025
   Acuity Brands, Inc.                                 7,599           295,677
   General Cable Corp.*                                8,200           287,000
   Regal-Beloit Corp.+                                 6,200           273,730
   A.O. Smith Corp.+                                   5,900           273,524
   Energy Conversion Devices, Inc.*                    6,900           251,367
                                                               ---------------
   TOTAL ELECTRICAL EQUIPMENT                                        7,773,250
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 8.2%
   W.W. Grainger, Inc.                                16,282         1,224,895
   Fastenal Co.+                                      26,155         1,053,785
   MSC Industrial Direct Co. --
      Class A                                         18,494           879,759
   WESCO International, Inc.*+                        12,259           818,411
   GATX Corp.+                                        17,119           727,557
   United Rentals, Inc.*+                             22,521           720,222
   Watsco, Inc.                                        9,611           574,930
   UAP Holding Corp.                                  22,795           497,159
   Applied Industrial
      Technologies, Inc.                              18,481           449,273
   Beacon Roofing Supply, Inc.*+                      17,902           394,023
                                                               ---------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                            7,340,014
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   CONSTRUCTION & ENGINEERING 7.8%
   Fluor Corp.+                                       14,614   $     1,358,079
   Jacobs Engineering Group, Inc.*+                   11,354           904,233
   Quanta Services, Inc.*+                            37,274           645,958
   Foster Wheeler, Ltd.*                              14,565           629,208
   Shaw Group, Inc.*+                                 22,170           616,326
   URS Corp.*+                                        13,814           580,188
   Granite Construction, Inc.+                        12,343           558,768
   Chicago Bridge & Iron NV Co.+                      21,290           514,154
   Washington Group
      International, Inc.*+                            8,888           474,086
   Insituform Technologies, Inc. --
      Class A*+                                       13,953           319,384
   EMCOR Group, Inc.*                                  6,469           314,846
                                                               ---------------
   TOTAL CONSTRUCTION & ENGINEERING                                  6,915,230
                                                               ---------------
   INDUSTRIAL CONGLOMERATES 0.9%
   McDermott International, Inc.*                     18,196           827,372
                                                               ---------------
   TOTAL INDUSTRIAL CONGLOMERATES                                      827,372
                                                               ---------------
TOTAL INDUSTRIALS                                                   31,782,452
                                                               ---------------
UTILITIES 14.0%
   GAS UTILITIES 6.6%
   Questar Corp.+                                      8,800           708,312
   Equitable Resources, Inc.                          15,000           502,500
   Oneok, Inc.                                        14,500           493,580
   National Fuel Gas Co.+                             12,400           435,736
   AGL Resources, Inc.                                11,300           430,756
   Southern Union, Co.+                               15,902           430,308
   Energen Corp.                                      11,200           430,192
   Atmos Energy Corp.                                 13,400           373,994
   UGI Corp.                                          13,664           336,408
   Nicor, Inc.+                                        8,000           332,000
   WGL Holdings, Inc.                                 10,100           292,395
   New Jersey Resources Corp.                          6,100           285,358
   Peoples Energy Corp.                                7,800           280,098
   Piedmont Natural Gas Co.                           11,458           278,429
   Southwest Gas Corp.                                 8,158           255,672
                                                               ---------------
   TOTAL GAS UTILITIES                                               5,865,738
                                                               ---------------
   MULTI-UTILITIES 5.2%
   AES Corp.*                                         58,300         1,075,635
   Constellation Energy Group, Inc.                   17,700           965,004
   Mirant Corp.*                                      34,400           921,920
   NRG Energy, Inc.*+                                 17,100           823,878
   Dynegy, Inc. -- Class A*                           87,600           479,172
   Ormat Technologies, Inc.+                           9,900           377,685
                                                               ---------------
   TOTAL MULTI-UTILITIES                                             4,643,294
                                                               ---------------
   ELECTRIC UTILITIES 2.2%
   TXU Corp.                                          27,700         1,656,183
   Black Hills Corp.                                   9,400           322,702
                                                               ---------------
   TOTAL ELECTRIC UTILITIES                                          1,978,885
                                                               ---------------
TOTAL UTILITIES                                                     12,487,917
                                                               ---------------

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 107

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   SECTOR ROTATION FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

CONSUMER DISCRETIONARY 13.5%
   AUTO COMPONENTS 7.1%
   Johnson Controls, Inc.+                            12,800   $     1,052,416
   Magna International, Inc. --
      Class A+                                        10,700           770,079
   Autoliv, Inc.+                                     10,700           605,299
   BorgWarner, Inc.+                                   8,454           550,355
   Gentex Corp.+                                      29,200           408,800
   Goodyear Tire & Rubber Co.*+                       34,400           381,840
   Lear Corp.+                                        15,500           344,255
   TRW Automotive Holdings Corp.*                     12,120           330,634
   Tenneco Automotive, Inc.*                          12,000           312,000
   ArvinMeritor, Inc.+                                17,800           305,982
   Visteon Corp.*                                     37,800           272,538
   LKQ Corp.*                                         14,100           267,900
   American Axle & Manufacturing
      Holdings, Inc.+                                 15,600           266,916
   Delphi Corp.*                                     153,700           261,290
   Ballard Power Systems, Inc.*+                      35,800           209,430
                                                               ---------------
   TOTAL AUTO COMPONENTS                                             6,339,734
                                                               ---------------
   MEDIA 6.4%
   Time Warner, Inc.+                                 36,100           624,530
   Comcast Corp. -- Class A*+                         17,900           586,046
   The Walt Disney Co.+                               19,100           573,000
   News Corp. -- Class A                              29,700           569,646
   Vivendi SA -- SP ADR+                              12,900           450,339
   Viacom, Inc. -- Class B*+                          10,100           361,984
   CBS Corporation+                                   12,200           330,010
   DIRECTV Group, Inc.*+                              20,000           330,000
   McGraw-Hill Cos., Inc.                              6,000           301,380
   Clear Channel
      Communications, Inc.+                            9,400           290,930
   WPP Group  PLC -- SP ADR                            4,700           283,363
   Omnicom Group, Inc.+                                3,100           276,179
   EchoStar Communications
      Corp.*+                                          8,500           261,885
   Gannett Co., Inc.                                   4,600           257,278
   Liberty Media Holding Corp. --
      Capital*                                         2,900           242,933
                                                               ---------------
   TOTAL MEDIA                                                       5,739,503
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                        12,079,237
                                                               ---------------
ENERGY 9.2%
   ENERGY EQUIPMENT & SERVICES 9.2%
   Halliburton Co.                                    13,589         1,008,440
   Baker Hughes, Inc.+                                11,265           922,040
   Transocean, Inc.*+                                 11,000           883,520
   Schlumberger Ltd.+                                 12,330           802,806
   GlobalSantaFe Corp.+                               10,482           605,335
   Diamond Offshore Drilling, Inc.+                    6,960           584,153
   BJ Services Co.+                                   15,065           561,322
   Smith International, Inc.+                         11,480           510,516

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   Noble Corp.+                                        6,439   $       479,190
   ENSCO International, Inc.+                          9,000           414,180
   Precision Drilling Trust+                          10,250           340,300
   Weatherford International Ltd.*+                    6,813           338,061
   Patterson-UTI Energy, Inc.+                        10,866           307,616
   Nabors Industries Ltd.*+                            7,278           245,924
   Tenaris SA -- SP ADR                                4,750           192,328
                                                               ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                 8,195,731
                                                               ---------------
TOTAL ENERGY                                                         8,195,731
                                                               ---------------
MATERIALS 9.1%
   METALS & MINING 9.1%
   BHP Billiton Ltd. -- SP ADR+                       29,088         1,252,820
   Rio Tinto  PLC -- SP ADR+                           4,522           948,309
   Companhia Vale do Rio Doce --
      SP ADR+                                         31,354           753,750
   Falconbridge Ltd.                                  10,438           551,648
   Alcoa, Inc.+                                       16,963           548,923
   POSCO -- SP ADR+                                    8,072           540,017
   Nucor Corp.+                                        9,114           494,435
   Newmont Mining Corp.+                               9,128           483,145
   Mittal Steel NV Co. -- Class A+                    14,529           443,280
   Anglo American  PLC -- ADR                         20,737           423,864
   Alcan, Inc.                                         8,967           420,911
   Barrick Gold Corp.+                                13,677           404,839
   AngloGold Ashanti Ltd. --
      SP ADR+                                          7,298           351,180
   Freeport-McMoRan Copper &
      Gold, Inc. -- Class B+                           5,484           303,868
   Phelps Dodge Corp.+                                 2,638           216,738
                                                               ---------------
   TOTAL METALS & MINING                                             8,137,727
                                                               ---------------
TOTAL MATERIALS                                                      8,137,727
                                                               ---------------
FINANCIALS 8.6%
   REAL ESTATE 8.6%
   Brookfield Asset Management,
      Inc. -- Class A                                 46,595         1,892,689
   Brookfield Properties Corp.                        42,526         1,368,061
   Forest City Enterprises, Inc. --
      Class A+                                        22,725         1,134,205
   CB Richard Ellis Group, Inc. --
      Class A*                                        44,411         1,105,834
   The St. Joe Co.+                                   18,700           870,298
   Jones Lang LaSalle, Inc.                            8,928           781,646
   Trammell Crow Co.*                                 14,806           520,727
                                                               ---------------
   TOTAL REAL ESTATE                                                 7,673,460
                                                               ---------------
TOTAL FINANCIALS                                                     7,673,460
                                                               ---------------
CONSUMER STAPLES 8.3%
   PERSONAL PRODUCTS 8.3%
   Avon Products, Inc.                                73,040         2,264,240
   Estee Lauder Cos., Inc. --
      Class A+                                        41,210         1,593,591

                                              See Notes to Financial Statements.


108 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
   SECTOR ROTATION FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   Alberto-Culver Co. -- Class B                      26,409   $     1,286,646
   Herbalife Ltd.*                                    24,300           969,570
   NBTY, Inc.*                                        28,211           674,525
   Nu Skin Enterprises, Inc.                          37,860           562,221
                                                               ---------------
   TOTAL PERSONAL PRODUCTS                                           7,350,793
                                                               ---------------
TOTAL CONSUMER STAPLES                                               7,350,793
                                                               ---------------
INFORMATION TECHNOLOGY 0.6%
   COMMUNICATIONS EQUIPMENT 0.6%
   Dycom Industries, Inc.*+                           24,788           527,737
                                                               ---------------
   TOTAL COMMUNICATIONS EQUIPMENT                                      527,737
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                           527,737
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $80,443,870)                                               88,235,054
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                             ---------------
REPURCHASE AGREEMENTS 1.5%
Repurchase Agreement (Note 5)
   4.45% due 07/03/06                        $     1,380,154         1,380,154
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,380,154)                                                 1,380,154
                                                               ---------------
SECURITIES LENDING COLLATERAL 27.8%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                             24,857,926        24,857,926
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $24,857,926)                                               24,857,926
                                                               ---------------
TOTAL INVESTMENTS 128.2%
   (Cost $106,681,950)                                         $   114,473,134
                                                               ===============
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (28.2)%                                            $   (25,214,277)
                                                               ===============
NET ASSETS - 100.0%                                            $    89,258,857

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

      ADR -- AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 109

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 62.5%
Farmer Mac*
   5.13% due 07/21/06                        $    25,000,000   $    24,935,875
   4.95% due 08/23/06                             25,000,000        24,824,688
Federal Farm Credit Bank*
   4.99% due 10/26/06                             25,000,000        24,601,493
   5.23% due 01/25/07                             25,000,000        24,251,819
Federal Home Loan Bank*
   4.92% due 08/09/06                             25,000,000        24,873,583
   5.20% due 08/23/06                             25,000,000        24,815,833
Freddie Mac*
   4.80% due 07/26/06                             25,000,000        24,923,333
   4.98% due 10/10/06                             25,000,000        24,657,625
   5.31% due 12/19/06                             25,000,000        24,376,813
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $222,261,062)                                             222,261,062
                                                               ---------------
REPURCHASE AGREEMENTS 42.1%
Repurchase Agreement (Note 5)
   5.17% due 07/03/06                             37,981,940        37,981,940
   4.44% due 07/03/06                             50,820,809        50,820,809
   4.40% due 07/03/06                             33,880,539        33,880,539
   4.10% due 07/03/06                             27,104,431        27,104,431
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $149,787,719)                                             149,787,719
                                                               ---------------
TOTAL INVESTMENTS 104.6%
   (Cost $372,048,781)                                         $   372,048,781
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (4.6)%                                       $   (16,342,705)
                                                               ===============
NET ASSETS - 100.0%                                            $   355,706,076

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

                                              See Notes to Financial Statements.


110 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   BANKING FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Bank of America Corp.+                                13,295   $       639,489
J.P. Morgan Chase & Co.+                              12,059           506,478
Wells Fargo & Co.+                                     6,794           455,742
Wachovia Corp.+                                        7,056           381,588
U.S. Bancorp+                                         10,178           314,297
Washington Mutual, Inc.+                               6,475           295,130
Fannie Mae+                                            5,865           282,106
Freddie Mac+                                           4,483           255,576
SunTrust Banks, Inc.+                                  2,955           225,348
Golden West Financial Corp.                            2,820           209,244
Countrywide Financial Corp.+                           5,465           208,107
BB&T Corp.+                                            4,874           202,710
National City Corp.+                                   5,466           197,815
PNC Financial Services Group, Inc.+                    2,754           193,248
Fifth Third Bancorp+                                   4,941           182,570
Regions Financial Corp.+                               4,805           159,142
North Fork Bancorporation, Inc.                        5,210           157,186
KeyCorp                                                4,388           156,564
M&T Bank Corp.+                                        1,325           156,244
Marshall & Ilsley Corp.+                               3,042           139,141
AmSouth Bancorp+                                       4,655           123,125
UnionBanCal Corp.+                                     1,891           122,140
Synovus Financial Corp.                                4,429           118,609
Hudson City Bancorp, Inc.                              8,730           116,371
Sovereign Bancorp, Inc.+                               5,589           113,510
Compass Bancshares, Inc.                               2,036           113,202
Zions Bancorporation                                   1,451           113,091
Comerica, Inc.+                                        2,150           111,778
TD Banknorth, Inc.                                     3,717           109,466
Commerce Bancorp, Inc./NJ+                             2,963           105,690
First Horizon National Corp.+                          2,373            95,395
MGIC Investment Corp.+                                 1,460            94,900
Huntington Bancshares, Inc.+                           3,959            93,353
Radian Group, Inc.+                                    1,501            92,732
Popular, Inc.                                          4,820            92,544
People's Bank/ Bridgeport CT                           2,788            91,586
New York Community Bancorp, Inc.+                      5,323            87,883
PMI Group, Inc.                                        1,957            87,243
Mercantile Bankshares Corp.                            2,402            85,679
Colonial BancGroup, Inc.                               3,330            85,514
Cullen/Frost Bankers, Inc.                             1,461            83,715
Associated Banc-Corp.                                  2,620            82,609
BOK Financial Corp.                                    1,610            79,969
IndyMac Bancorp, Inc.+                                 1,730            79,320
Astoria Financial Corp.+                               2,566            78,135
TCF Financial Corp.+                                   2,944            77,869
Valley National Bancorp+                               2,931            75,356
Wilmington Trust Corp.+                                1,745            73,604
Commerce Bancshares, Inc.                              1,407            70,420
Bank of Hawaii Corp.                                   1,411            69,986

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

Texas Regional Bancshares, Inc. --
   Class A                                             1,814   $        68,787
Capital Federal Financial                              1,984            68,031
Fulton Financial Corp.                                 4,255            67,740
City National Corp.                                    1,014            66,001
Whitney Holding Corp.                                  1,824            64,515
Webster Financial Corp.                                1,330            63,095
Sky Financial Group, Inc.+                             2,610            61,622
East-West Bancorp, Inc.                                1,610            61,035
South Financial Group, Inc.                            2,210            58,366
Washington Federal, Inc.+                              2,480            57,511
Downey Financial Corp.                                   841            57,062
Cathay General Bancorp                                 1,530            55,661
International Bancshares Corp.+                        1,984            54,520
First Midwest Bancorp, Inc./IL+                        1,470            54,508
United Bankshares, Inc.                                1,470            53,846
NewAlliance Bancshares, Inc.                           3,650            52,231
Central Pacific Financial Corp.                        1,340            51,858
First Niagara Financial Group, Inc.                    3,690            51,734
Greater Bay Bancorp+                                   1,790            51,462
First Republic Bank+                                   1,100            50,380
Westamerica Bancorporation                             1,020            49,949
MAF Bancorp, Inc.                                      1,150            49,266
SVB Financial Group*                                   1,082            49,188
Bankunited Financial Corp. --
   Class A+                                            1,610            49,137
FirstMerit Corp.+                                      2,340            49,000
UCBH Holdings, Inc.+                                   2,930            48,462
Provident Bankshares Corp.                             1,320            48,035
Fremont General Corp.+                                 2,430            45,101
Chittenden Corp.                                       1,740            44,979
Wintrust Financial Corp.+                                880            44,748
Flagstar Bancorp, Inc.+                                2,800            44,688
Sterling Financial Corp./WA+                           1,441            43,965
Prosperity Bancshares, Inc.                            1,320            43,415
Hanmi Financial Corp.                                  2,190            42,574
Susquehanna Bancshares, Inc.                           1,770            42,303
Republic Bancorp, Inc./MI                              3,381            41,891
Sterling Bancshares, Inc./TX                           2,220            41,625
Umpqua Holding Corp.                                   1,610            41,296
FirstFed Financial Corp.*+                               709            40,888
Harbor Florida Bancshares, Inc.+                       1,090            40,483
W Holding Co., Inc.+                                   6,040            40,166
Glacier Bancorp, Inc.+                                 1,360            39,807
BankAtlantic Bancorp, Inc. --
   Class A+                                            2,580            38,287
PrivateBancorp, Inc.+                                    900            37,269
Boston Private Financial
   Holdings, Inc.+                                     1,320            36,828
Brookline Bancorp, Inc.                                2,660            36,628
TrustCo Bank Corp./NY+                                 3,260            35,925
Anchor BanCorp Wisconsin, Inc.                         1,147            34,605

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 111

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
   BANKING FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

Fidelity Bankshares, Inc.                              1,060   $        33,729
Community Bank System, Inc.+                           1,610            32,474
Irwin Financial Corp.                                  1,630            31,606
First Bancorp Puerto Rico+                             3,311            30,792
Nara Bancorp, Inc.                                     1,630            30,562
Dime Community Bancshares+                             2,050            27,818
Franklin Bank Corp./Houston TX*                        1,370            27,660
Doral Financial Corp.+                                 4,070            26,089
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $9,317,735)                                                10,753,722
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                             ---------------
REPURCHASE AGREEMENTS 0.7%
Repurchase Agreement (Note 5)
   4.45% due 07/03/06                        $        77,555            77,555
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $77,555)                                                       77,555
                                                               ---------------
SECURITIES LENDING COLLATERAL 27.6%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank (Note 8)                              2,981,013         2,981,013
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,981,013)                                                 2,981,013
                                                               ---------------
TOTAL INVESTMENTS 127.8%
   (Cost $12,376,303)                                          $    13,812,290
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (27.8)%                                      $    (3,003,816)
                                                               ===============
NET ASSETS - 100.0%                                            $    10,808,474

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

                                              See Notes to Financial Statements.


112 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   BASIC MATERIALS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.5%

E.I. du Pont de Nemours
   and Co.+                                           29,180   $     1,213,888
Dow Chemical Co.+                                     30,420         1,187,293
Alcoa, Inc.+                                          33,365         1,079,691
Newmont Mining Corp.+                                 17,699           936,808
Monsanto Co.                                          11,092           933,835
Nucor Corp.+                                          15,320           831,110
Praxair, Inc.                                         15,199           820,746
Phelps Dodge Corp.+                                    9,980           819,957
International Paper Co.+                              23,584           761,763
Southern Copper Corp.+                                 8,350           744,235
Air Products & Chemicals, Inc.+                       11,325           723,894
Weyerhaeuser Co.+                                     11,420           710,895
PPG Industries, Inc.                                  10,149           669,834
Rohm & Haas Co.                                       13,304           666,796
Ecolab, Inc.+                                         16,173           656,300
Freeport-McMoRan Copper &
   Gold, Inc. -- Class B+                             11,052           612,391
United States Steel Corp.+                             8,471           593,987
Allegheny Technologies, Inc.+                          8,080           559,459
Vulcan Materials Co.                                   6,699           522,522
The Mosaic Co.*+                                      32,300           505,495
Lyondell Chemical Co.+                                22,023           499,041
Sigma-Aldrich Corp.+                                   6,268           455,308
MeadWestvaco Corp.+                                   16,155           451,209
Eastman Chemical Co.+                                  7,987           431,298
Temple-Inland, Inc.                                    9,910           424,842
Ashland, Inc.+                                         6,222           415,007
Valhi, Inc.                                           16,085           394,887
Carpenter Technology Corp.+                            3,334           385,077
Sealed Air Corp.+                                      7,386           384,663
Quanex Corp.+                                          8,742           376,518
Pactiv Corp.*                                         15,132           374,517
Martin Marietta Materials, Inc.+                       4,050           369,157
Huntsman Corp.*+                                      21,290           368,743
International Flavors &
   Fragrances, Inc.+                                  10,210           359,800
Ball Corp.+                                            9,700           359,288
Steel Dynamics, Inc.+                                  5,459           358,875
Celanese Corp.                                        17,136           349,917
Bemis Co.                                             11,340           347,231
Sonoco Products Co.                                   10,720           339,288
Commercial Metals Co.                                 13,012           334,408
Florida Rock Industries, Inc.                          6,719           333,733
Airgas, Inc.                                           8,770           326,682
Scotts Miracle-Gro Co. --
   Class A                                             7,580           320,786
FMC Corp.                                              4,911           316,219
Nalco Holding Co.*+                                   17,849           314,678
Valspar Corp.                                         11,880           313,751

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

Lubrizol Corp.                                         7,850   $       312,822
Owens-Illinois, Inc.*+                                18,653           312,624
Reliance Steel & Aluminum Co.                          3,704           307,247
Albemarle Corp.+                                       6,344           303,751
Crown Holdings, Inc.*                                 19,313           300,703
Cabot Corp.+                                           8,625           297,735
Smurfit-Stone Container Corp.*                        27,033           295,741
Packaging Corporation of
   America+                                           13,383           294,694
Cytec Industries, Inc.+                                5,485           294,325
RPM International, Inc.+                              16,090           289,620
Hercules, Inc.*+                                      17,970           274,222
Worthington Industries, Inc.+                         13,082           274,068
Louisiana-Pacific Corp.+                              12,283           268,998
Chaparral Steel Co.*                                   3,695           266,114
Chemtura Corp.+                                       28,206           263,444
Cleveland-Cliffs, Inc.                                 3,237           256,662
AptarGroup, Inc.                                       4,986           247,355
Aleris International, Inc.*                            5,000           229,250
RTI International Metals, Inc.*+                       4,026           224,812
OM Group, Inc.*                                        7,020           216,567
Sensient Technologies Corp.                           10,050           210,145
Olin Corp.                                            11,406           204,510
H.B. Fuller Co.                                        4,690           204,343
Texas Industries, Inc.+                                3,826           203,161
Arch Chemicals, Inc.                                   5,517           198,888
Century Aluminum Co.*+                                 5,466           195,082
Bowater, Inc.+                                         8,570           194,967
Minerals Technologies, Inc.+                           3,630           188,760
Georgia Gulf Corp.                                     7,140           178,643
MacDermid, Inc.                                        6,080           175,104
PolyOne Corp.*+                                       19,765           173,537
Amcol International Corp.                              6,337           166,980
Deltic Timber Corp.                                    2,907           163,868
Headwaters, Inc.*                                      6,398           163,533
Ryerson Tull, Inc.+                                    6,040           163,080
A. Schulman, Inc.                                      6,941           158,879
Myers Industries, Inc.                                 9,213           158,371
Rock-Tenn Co. -- Class A                               9,790           156,151
Glatfelter+                                            9,750           154,733
A.M. Castle & Co.                                      4,652           150,027
Wausau Paper Corp.                                    11,810           147,035
Ferro Corp.                                            9,090           145,076
Brush Engineered Materials, Inc.*                      6,150           128,228
Neenah Paper, Inc.+                                    4,160           126,672
Chesapeake Corp.                                       7,430           121,926
Schweitzer-Mauduit
   International, Inc.                                 5,020           108,683
Buckeye Technologies, Inc.*+                          12,684            96,906
Tronox, Inc.                                           7,220            95,087
Caraustar Industries, Inc.*                           10,460            94,140
Steel Technologies, Inc.                               4,522            87,908

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 113

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
   BASIC MATERIALS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

Penford Corp.                                          4,602   $        77,774
Quaker Chemical Corp.                                  4,150            77,605
Material Sciences Corp.*                               6,860            61,946
Pope & Talbot, Inc.+                                   9,720            60,556
Wellman, Inc.+                                        14,110            57,004
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $28,785,432)                                               35,835,884
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                             ---------------
SECURITIES LENDING COLLATERAL 29.9%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank (Note 8)                             10,765,525        10,765,525
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $10,765,525)                                               10,765,525
                                                               ---------------
TOTAL INVESTMENTS 129.4%
   (Cost $39,550,957)                                          $    46,601,409
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (29.4)%                                      $   (10,589,820)
                                                               ===============
NET ASSETS - 100.0%                                            $    36,011,589

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

                                              See Notes to Financial Statements.


114 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.8%

Genentech, Inc.*                                      18,912   $     1,547,002
Amgen, Inc.*+                                         21,636         1,411,316
Gilead Sciences, Inc.*+                               14,340           848,354
Celgene Corp.*+                                       14,672           695,893
Biogen Idec, Inc.*+                                   14,048           650,844
Genzyme Corp.*+                                       10,356           632,234
Applera Corp. -- Applied Biosystems
   Group+                                             13,879           448,986
Amylin Pharmaceuticals, Inc.*+                         7,928           391,405
Medimmune, Inc.*+                                     13,702           371,324
Vertex Pharmaceuticals, Inc.*+                         9,072           333,033
ImClone Systems, Inc.*+                                8,257           319,051
Cephalon, Inc.*+                                       5,176           311,078
Invitrogen Corp.*+                                     4,587           303,063
Millennium Pharmaceuticals, Inc.*                     29,293           292,051
Charles River Laboratories
   International, Inc.*+                               6,389           235,115
OSI Pharmaceuticals, Inc.*+                            6,677           220,074
Techne Corp.*                                          4,245           216,155
Illumina, Inc.*+                                       6,954           206,256
Cubist Pharmaceuticals, Inc.*+                         8,083           203,530
Alkermes, Inc.*+                                      10,748           203,352
Nektar Therapeutics*+                                 10,939           200,621
ICOS Corp.*+                                           9,060           199,229
Serologicals Corp.*+                                   6,276           197,317
Human Genome Sciences, Inc.*+                         18,319           196,013
Affymetrix, Inc.*+                                     7,538           192,973
United Therapeutics Corp.*+                            3,127           180,647
PDL BioPharma, Inc.*+                                  9,752           179,534
BioMarin Pharmaceuticals, Inc.*                       12,410           178,332
Alexion Pharmaceuticals, Inc.*                         4,924           177,855
Zymogenetics, Inc.*                                    9,212           174,752
Myogen, Inc.*+                                         5,681           164,749
Myriad Genetics, Inc.*+                                6,458           163,065
Digene Corp.*+                                         3,997           154,844
Martek Biosciences Corp.*+                             5,208           150,772
Angiotech Pharmaceuticals, Inc.*                      12,592           147,956
Medarex, Inc.*+                                       15,331           147,331
Telik, Inc.*+                                          8,648           142,692
Nuvelo, Inc.*                                          8,126           135,298
QLT, Inc.*+                                           18,166           128,615
Encysive Pharmaceuticals, Inc.*+                      18,270           126,611
Progenics Pharmaceuticals, Inc.*                       5,074           122,080
InterMune, Inc.*+                                      6,996           115,084
Onyx Pharmaceuticals, Inc.*+                           6,610           111,246
CV Therapeutics, Inc.*+                                7,522           105,082
Regeneron Pharmaceuticals, Inc.*                       8,106           103,919
Geron Corp.*+                                         14,829           102,320
Pharmion Corp.*+                                       5,995           102,095
Idenix Pharmaceuticals, Inc.*+                        10,693           100,514

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

Nabi Biopharmaceuticals*+                             17,139   $        98,378
BioCryst Pharmaceuticals, Inc.*+                       6,660            95,438
Renovis, Inc.*+                                        6,136            93,942
Arena Pharmaceuticals, Inc.*+                          7,060            81,755
Novavax, Inc.*+                                       13,200            66,528
Genta, Inc.*                                          38,415            63,001
Momenta Pharmaceuticals, Inc.*+                        4,804            61,059
NPS Pharmaceuticals, Inc.*+                           12,243            59,746
Acadia Pharmaceuticals, Inc.*+                         6,390            53,932
AVI BioPharma, Inc.*+                                 12,729            47,734
Neurocrine Biosciences, Inc.*+                         3,999            42,389
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $11,743,422)                                               14,805,564
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                             ---------------
REPURCHASE AGREEMENTS 0.8%
Repurchase Agreement (Note 5)
   4.45% due 07/03/06                        $       119,865           119,865
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $119,865)                                                     119,865
                                                               ---------------
SECURITIES LENDING COLLATERAL 39.5%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank (Note 8)                              5,854,704         5,854,704
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $5,854,704)                                                 5,854,704
                                                               ---------------
TOTAL INVESTMENTS 140.1%
   (Cost $17,717,991)                                          $    20,780,133
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (40.1)%                                      $    (5,946,564)
                                                               ===============
NET ASSETS - 100.0%                                            $    14,833,569

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 115

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   COMMODITIES FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 16.8%
Federal Farm Credit Bank*
   5.05% due 07/05/06                        $     2,000,000   $     1,999,439
Federal Home Loan Bank*
   5.04% due 07/05/06                              2,000,000         1,999,440
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $3,998,879)                                                 3,998,879
                                                               ---------------
REPURCHASE AGREEMENTS 77.9%
Repurchase Agreement (Note 5)
   5.17% due 07/03/06                              3,726,800         3,726,800
   4.55% due 07/03/06+                             3,875,784         3,875,784
   4.44% due 07/03/06                              4,986,554         4,986,554
   4.40% due 07/03/06                              3,324,369         3,324,369
   4.10% due 07/03/06                              2,659,495         2,659,495
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $18,573,002)                                               18,573,002
                                                               ---------------
TOTAL INVESTMENTS 94.7%
   (Cost $22,571,881)                                          $    22,571,881
                                                               ===============
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 5.3%                                          $     1,270,158
                                                               ===============
NET ASSETS - 100.0%                                            $    23,842,039

-------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          GAIN
                                                       UNITS          (NOTE 1)
-------------------------------------------------------------------------------
COMMODITY INDEX SWAP AGREEMENT
September 2006 Goldman
   Sachs Commodity Index Swap,
   Maturing 09/26/06**
   (Notional Market Value
   $24,710,560)                                        3,542           241,143
                                                               ===============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

** PRICE RETURN BASED ON GOLDMAN SACHS COMMODITY INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2006.

                                              See Notes to Financial Statements.


116 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.4%

Procter & Gamble Co.                                  31,769   $     1,766,356
Altria Group, Inc.+                                   22,782         1,672,882
Coca-Cola Co.                                         31,630         1,360,722
PepsiCo, Inc.                                         22,513         1,351,680
Kraft Foods, Inc. -- Class A                          31,348           968,653
Anheuser-Busch Cos., Inc.+                            17,920           816,973
Archer-Daniels-Midland Co.+                           18,540           765,331
Colgate-Palmolive Co.                                 12,670           758,933
Kimberly-Clark Corp.+                                 11,880           732,996
Kellogg Co.                                           12,760           617,967
General Mills, Inc.+                                  11,150           576,009
Reynolds American, Inc.+                               4,920           567,276
Sysco Corp.+                                          18,470           564,443
Campbell Soup Co.                                     14,940           554,423
Kroger Co.+                                           25,090           548,467
H.J. Heinz Co.+                                       12,488           514,755
Avon Products, Inc.                                   16,127           499,937
Hershey Co.+                                           8,946           492,656
Safeway, Inc.+                                        17,788           462,488
ConAgra Foods, Inc.+                                  20,688           457,412
WM Wrigley Jr Co.+                                     9,697           439,856
Sara Lee Corp.                                        27,420           439,268
Coca-Cola Enterprises, Inc.                           20,300           413,511
Clorox Co.+                                            6,670           406,670
Whole Foods Market, Inc.+                              6,090           393,658
Estee Lauder Cos., Inc. --
   Class A+                                           10,060           389,020
Pepsi Bottling Group, Inc.+                           11,797           379,273
UST, Inc.+                                             8,330           376,433
Brown-Forman Corp. -- Class B                          5,240           375,656
Supervalu, Inc.+                                      11,743           360,510
Hansen Natural Corp.*                                  1,800           342,666
Tyson Foods, Inc. -- Class A+                         21,370           317,558
Hormel Foods Corp.                                     8,514           316,210
Molson Coors Brewing Co. --
   Class B+                                            4,640           314,963
Constellation Brands, Inc. --
   Class A*                                           12,496           312,400
Dean Foods Co.*+                                       8,072           300,198
Alberto-Culver Co. -- Class B                          6,000           292,320
McCormick & Co., Inc.                                  8,229           276,083
Energizer Holdings, Inc.*+                             4,520           264,736
Loews Corp. -- Carolina Group                          4,980           255,823
Smithfield Foods, Inc.*+                               8,206           236,579
J.M. Smucker Co.                                       5,040           225,288
PepsiAmericas, Inc.+                                   9,870           218,226
Corn Products International, Inc.                      6,600           201,960
Church & Dwight Co., Inc.                              5,490           199,946
Del Monte Foods Co.                                   17,250           193,717
Pilgrim's Pride Corp.+                                 7,390           190,662
NBTY, Inc.*                                            7,280           174,065

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

Flowers Foods, Inc.+                                   5,950   $       170,408
Tootsie Roll Industries, Inc.+                         5,707           166,245
Casey's General Stores, Inc.                           6,250           156,312
Ralcorp Holdings, Inc.*                                3,620           153,959
United Natural Foods, Inc.*+                           4,540           149,911
Lancaster Colony Corp.                                 3,721           146,868
Ruddick Corp.+                                         5,880           144,119
Performance Food Group Co.*+                           4,570           138,837
Delta & Pine Land Co.                                  4,540           133,476
Universal Corp./VA                                     3,480           129,526
Hain Celestial Group, Inc.*+                           5,013           129,135
Sanderson Farms, Inc.+                                 3,940           110,281
Lance, Inc.                                            4,790           110,266
Playtex Products, Inc.*                               10,360           108,055
USANA Health Sciences, Inc.*+                          2,850           108,015
TreeHouse Foods, Inc.*                                 4,500           107,505
WD-40 Co.+                                             3,060           102,724
Great Atlantic & Pacific Tea Co.+                      4,510           102,467
J&J Snack Foods Corp.+                                 3,072           101,591
Peet's Coffee & Tea, Inc.*                             2,880            86,947
Spectrum Brands, Inc.*+                                6,480            83,722
Alliance One International, Inc.                      18,586            82,522
American Italian Pasta Co. --
   Class A*+                                           7,230            61,889
Nash Finch Co.+                                        2,804            59,697
Natures Sunshine Products, Inc.                        4,593            42,853
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $24,482,966)                                               27,544,944
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                             ---------------
REPURCHASE AGREEMENTS 0.3%
Repurchase Agreement (Note 5)
   4.45% due 07/03/06                        $        96,776            96,776
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $96,776)                                                       96,776
                                                               ---------------
SECURITIES LENDING COLLATERAL 19.7%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank (Note 8)                              5,449,897         5,449,897
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $5,449,897)                                                 5,449,897
                                                               ---------------
TOTAL INVESTMENTS 119.4%
   (Cost $30,029,639)                                          $    33,091,617
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (19.4)%                                      $    (5,379,516)
                                                               ===============
NET ASSETS - 100.0%                                            $    27,712,101

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 117

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   ELECTRONICS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Intel Corp.+                                         115,398   $     2,186,792
Texas Instruments, Inc.+                              46,669         1,413,604
Applied Materials, Inc.                               63,941         1,040,960
Micron Technology, Inc.*+                             45,219           680,998
Analog Devices, Inc.                                  20,644           663,498
Linear Technology Corp.+                              19,701           659,787
Broadcom Corp. -- Class A*+                           21,933           659,087
Maxim Integrated Products, Inc.                       19,608           629,613
Advanced Micro Devices, Inc.*+                        25,459           621,709
Freescale Semiconductor, Inc. --
   Class B*+                                          20,807           611,726
MEMC Electronic Materials, Inc.*+                     15,915           596,813
KLA-Tencor Corp.+                                     13,556           563,523
Lam Research Corp.*                                   12,039           561,258
Xilinx, Inc.+                                         24,565           556,397
National Semiconductor Corp.+                         23,237           554,202
Microchip Technology, Inc.                            16,171           542,537
Nvidia Corp.*                                         23,300           496,057
Altera Corp.*+                                        27,849           488,750
Novellus Systems, Inc.*+                              15,701           387,815
Atmel Corp.*+                                         67,753           376,029
LSI Logic Corp.*+                                     39,045           349,453
Integrated Device Technology,
   Inc.*+                                             24,502           347,438
Intersil Corp. -- Class A                             14,796           344,007
International Rectifier Corp.*+                        8,736           341,403
Agere Systems, Inc.*+                                 23,025           338,468
Teradyne, Inc.*+                                      23,852           332,258
Varian Semiconductor Equipment
   Associates, Inc.*+                                  9,545           311,262
Fairchild Semiconductor
   International, Inc.*+                              16,854           306,237
Cymer, Inc.*+                                          6,093           283,081
Cypress Semiconductor Corp.*+                         19,124           278,063
PMC -- Sierra, Inc.*+                                 25,959           244,015
Microsemi Corp.*                                       9,974           243,166
Cree, Inc.*+                                          10,183           241,948
Silicon Laboratories, Inc.*+                           6,697           235,400
Diodes, Inc.*                                          5,226           216,565
FEI Co.*+                                              8,719           197,747
Semtech Corp.*+                                       13,472           194,670
RF Micro Devices, Inc.*+                              31,236           186,479
ATMI, Inc.*                                            7,444           183,271
Veeco Instruments, Inc.*+                              7,582           180,755
Brooks Automation, Inc.*+                             15,277           180,269
Skyworks Solutions, Inc.*+                            32,373           178,375
Lattice Semiconductor Corp.*+                         27,583           170,463
DSP Group, Inc.*+                                      6,805           169,104
Cabot Microelectronics Corp.*                          5,403           163,765
Axcelis Technologies, Inc.*+                          27,704           163,454

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

Supertex, Inc.*                                        4,011   $       160,199
Triquint Semiconductor, Inc.*+                        35,731           159,360
Micrel, Inc.*+                                        15,889           159,049
Advanced Energy Industries, Inc.*+                    11,867           157,119
Applied Micro Circuits Corp.*+                        56,762           154,960
Photronics, Inc.*+                                     9,911           146,683
Exar Corp.*                                           10,528           139,707
Standard Microsystems Corp.*                           6,057           132,224
Power Integrations, Inc.*                              7,284           127,324
Rudolph Technologies, Inc.*                            8,604           124,758
Actel Corp.*                                           8,487           121,788
Cohu, Inc.                                             6,878           120,709
Kulicke & Soffa Industries, Inc.*                     15,686           116,233
Ultratech, Inc.*+                                      6,596           103,821
Pericom Semiconductor Corp.*                          10,881            90,312
Kopin Corp.*+                                         24,700            89,167
Credence Systems Corp.*+                              24,624            86,184
ESS Technologies, Inc.*                               22,903            49,471
ASE Test Ltd.*+                                           --                --
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $22,048,833)                                               22,911,339
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                             ---------------
REPURCHASE AGREEMENTS 0.8%
Repurchase Agreement (Note 5)
   4.45% due 07/03/06                        $       196,722           196,722
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $196,722)                                                     196,722
                                                               ---------------
SECURITIES LENDING COLLATERAL 33.3%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank (Note 8)                              7,664,861         7,664,861
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $7,664,861)                                                 7,664,861
                                                               ---------------
TOTAL INVESTMENTS 133.6%
   (Cost $29,910,416)                                          $    30,772,922
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (33.6)%                                      $    (7,746,804)
                                                               ===============
NET ASSETS - 100.0%                                            $    23,026,118

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

                                              See Notes to Financial Statements.


118 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   ENERGY FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Exxon Mobil Corp.                                     79,105   $     4,853,092
BP PLC -- SP ADR                                      55,382         3,855,141
Total SA -- SP ADR                                    48,165         3,155,771
Chevron Corp.+                                        48,903         3,034,920
Royal Dutch Shell  PLC --
   SP ADR+                                            44,153         2,957,368
ConocoPhillips                                        37,483         2,456,261
Schlumberger Ltd.+                                    34,126         2,221,944
Occidental Petroleum Corp.+                           17,006         1,743,965
Valero Energy Corp.+                                  25,380         1,688,278
Halliburton Co.                                       20,999         1,558,336
Repsol YPF SA -- SP ADR+                              51,711         1,451,011
Baker Hughes, Inc.+                                   17,663         1,445,717
Marathon Oil Corp.                                    17,311         1,442,006
Devon Energy Corp.                                    21,183         1,279,665
Transocean, Inc.*+                                    15,932         1,279,658
Apache Corp.                                          17,728         1,209,936
Kerr-McGee Corp.                                      17,268         1,197,536
Anadarko Petroleum Corp.+                             23,994         1,144,274
Weatherford International Ltd.*+                      22,197         1,101,415
Hess Corp.                                            19,220         1,015,777
XTO Energy, Inc.+                                     22,856         1,011,835
Peabody Energy Corp.+                                 18,050         1,006,287
EOG Resources, Inc.+                                  14,458         1,002,518
Williams Cos., Inc.                                   41,610           972,010
Kinder Morgan, Inc.+                                   9,520           950,953
BJ Services Co.+                                      24,168           900,500
El Paso Corp.+                                        58,450           876,750
Murphy Oil Corp.+                                     15,295           854,379
Chesapeake Energy Corp.+                              27,530           832,782
National-Oilwell Varco, Inc.*+                        13,059           826,896
Smith International, Inc.+                            18,478           821,717
Consol Energy, Inc.+                                  17,500           817,600
Diamond Offshore Drilling, Inc.+                       9,456           793,642
Nabors Industries Ltd.*+                              23,344           788,794
Noble Corp.+                                          10,307           767,047
Noble Energy, Inc.+                                   15,900           745,074
Sunoco, Inc.                                          10,306           714,103
Newfield Exploration Co.*+                            13,799           675,323
Arch Coal, Inc.+                                      15,300           648,261
ENSCO International, Inc.+                            13,590           625,412
Pioneer Natural Resources Co.+                        13,450           624,214
FMC Technologies, Inc.*+                               9,127           615,707
Grant Prideco, Inc.*                                  13,749           615,268
Cameron International Corp.*                          12,786           610,787
Western Gas Resources, Inc.+                           9,900           592,515
Tesoro Corp.+                                          7,900           587,444
Pride International, Inc.*+                           18,005           562,296
Southwestern Energy Co.*                              17,992           560,631
Patterson-UTI Energy, Inc.+                           18,315           518,498

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

Frontier Oil Corp.+                                   15,400   $       498,960
Oceaneering International, Inc.*                      10,808           495,547
Denbury Resources, Inc.*+                             15,100           478,217
Range Resources Corp.+                                17,275           469,707
Cimarex Energy Co.+                                   10,900           468,700
Plains Exploration &
   Production Co.*+                                   11,300           458,102
Helix Energy Solutions
   Group, Inc.*+                                      11,345           457,884
Maverick Tube Corp.*+                                  7,118           449,786
Rowan Cos., Inc.+                                     12,465           443,629
Massey Energy Co.+                                    11,900           428,400
Overseas Shipholding Group, Inc.                       7,174           424,342
Tetra Technologies, Inc.*+                            13,658           413,701
Quicksilver Resources, Inc.*+                         11,105           408,775
Unit Corp.*                                            7,185           408,755
Helmerich & Payne, Inc.                                6,782           408,683
Tidewater, Inc.+                                       8,008           393,994
Cabot Oil & Gas Corp.+                                 8,000           392,000
Pogo Producing Co.+                                    8,500           391,850
St. Mary Land & Exploration Co.                        9,365           376,941
SEACOR Holdings, Inc.*                                 4,408           361,897
Veritas DGC, Inc.*+                                    6,994           360,750
Hanover Compressor Co.*+                              18,485           347,148
Dresser-Rand Group, Inc.*                             14,627           343,442
Forest Oil Corp.*                                     10,250           339,890
Hydril*                                                4,035           316,828
Lone Star Technologies, Inc.*+                         5,854           316,233
Atwood Oceanics, Inc.*+                                6,148           304,941
NS Group, Inc.*+                                       5,508           303,381
Swift Energy Co.*+                                     6,948           298,278
World Fuel Services Corp.+                             6,500           296,985
Stone Energy Corp.*                                    6,200           288,610
Remington Oil & Gas Corp.*                             6,490           285,365
Penn Virginia Corp.                                    3,960           276,725
CARBO Ceramics, Inc.+                                  5,200           255,476
Bristow Group, Inc.*                                   6,879           247,644
Lufkin Industries, Inc.+                               4,042           240,216
Input/Output, Inc.*+                                  22,581           213,390
Petroleum Development Corp.*                           4,706           177,416
Tronox, Inc.                                               1                13
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $48,635,828)                                               75,853,915
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                             ---------------
REPURCHASE AGREEMENTS 0.6%

Repurchase Agreement (Note 5)
   4.45% due 07/03/06                        $       423,281           423,281
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $423,281)                                                     423,281
                                                               ---------------

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 119

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
   ENERGY FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL 25.3%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank (Note 8)                        $    19,311,940   $    19,311,940
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $19,311,940)                                               19,311,940
                                                               ---------------
TOTAL INVESTMENTS 125.4%
   (Cost $68,371,049)                                          $    95,589,136
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (25.4)%                                      $   (19,388,233)
                                                               ===============
NET ASSETS - 100.0%                                            $    76,200,903

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

      ADR -- AMERICAN DEPOSITORY RECEIPT.

                                              See Notes to Financial Statements.


120 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   ENERGY SERVICES FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Schlumberger Ltd.+                                   134,482   $     8,756,123
Halliburton Co.                                       82,856         6,148,744
Baker Hughes, Inc.+                                   69,686         5,703,799
Transocean, Inc.*+                                    62,815         5,045,301
Weatherford International Ltd.*+                      87,411         4,337,334
BJ Services Co.+                                      95,291         3,550,543
National-Oilwell Varco, Inc.*+                        51,417         3,255,724
Smith International, Inc.+                            72,912         3,242,397
Diamond Offshore Drilling, Inc.+                      37,389         3,138,059
Nabors Industries Ltd.*+                              92,153         3,113,850
Noble Corp.+                                          40,540         3,016,987
ENSCO International, Inc.+                            53,828         2,477,165
Grant Prideco, Inc.*                                  54,410         2,434,847
FMC Technologies, Inc.*+                              36,003         2,428,762
Cameron International Corp.*                          50,374         2,406,366
Pride International, Inc.*+                           71,008         2,217,580
Patterson-UTI Energy, Inc.+                           72,375         2,048,936
Oceaneering International, Inc.*                      42,626         1,954,402
Helix Energy Solutions
   Group, Inc.*+                                      44,805         1,808,330
Maverick Tube Corp.*+                                 28,114         1,776,524
Rowan Cos., Inc.+                                     49,236         1,752,309
Tetra Technologies, Inc.*+                            53,720         1,627,179
Helmerich & Payne, Inc.                               26,974         1,625,453
Unit Corp.*+                                          28,337         1,612,092
Tidewater, Inc.+                                      31,828         1,565,938
SEACOR Holdings, Inc.*                                17,544         1,440,362
Veritas DGC, Inc.*+                                   27,606         1,423,917
Hanover Compressor Co.*+                              72,954         1,370,076
Dresser-Rand Group, Inc.*                             57,723         1,355,336
Lone Star Technologies, Inc.*+                        23,211         1,253,858
Hydril Co.*                                           15,933         1,251,059
Atwood Oceanics, Inc.*+                               24,336         1,207,066
NS Group, Inc.*+                                      21,693         1,194,850
CARBO Ceramics, Inc.+                                 20,304           997,536
Bristow Group, Inc.*+                                 27,055           973,980
Lufkin Industries, Inc.+                              16,087           956,050
Input/Output, Inc.*+                                  89,205           842,987
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $54,760,531)                                               91,311,821
                                                               ---------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.5%
Repurchase Agreement (Note 5)
   4.45% due 07/03/06                        $       482,671   $       482,671
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $482,671)                                                     482,671
                                                               ---------------
SECURITIES LENDING COLLATERAL 36.2%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                             33,215,605        33,215,605
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $33,215,605)                                               33,215,605
                                                               ---------------
TOTAL INVESTMENTS 136.3%
   (Cost $88,458,807)                                          $   125,010,097
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (36.3)%                                      $   (33,303,858)
                                                               ===============
NET ASSETS - 100.0%                                            $    91,706,239

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 121

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.2%

Bank of America Corp.                                  9,490   $       456,469
Citigroup, Inc.                                        8,910           429,818
American International
   Group, Inc.                                         5,582           329,617
J.P. Morgan Chase & Co.+                               7,604           319,368
Wells Fargo & Co.+                                     4,127           276,839
Wachovia Corp.+                                        4,564           246,821
Goldman Sachs Group, Inc.                              1,630           245,201
Morgan Stanley                                         3,820           241,462
Merrill Lynch & Co., Inc.+                             3,260           226,766
Washington Mutual, Inc.+                               4,752           216,596
Fannie Mae+                                            4,395           211,399
American Express Co.+                                  3,876           206,281
Golden West Financial Corp.                            2,610           193,662
Freddie Mac+                                           3,350           190,983
SunTrust Banks, Inc.+                                  2,466           188,057
MetLife, Inc.+                                         3,660           187,429
Prudential Financial, Inc.                             2,370           184,149
Capital One Financial Corp.+                           2,068           176,711
U.S. Bancorp+                                          5,560           171,693
St. Paul Travelers Cos., Inc.+                         3,820           170,296
National City Corp.+                                   4,695           169,912
North Fork Bancorporation, Inc.                        5,592           168,711
Lehman Brothers Holdings, Inc.+                        2,574           167,696
M&T Bank Corp.+                                        1,418           167,211
Countrywide Financial Corp.+                           4,254           161,992
PNC Financial Services
   Group, Inc.+                                        2,290           160,689
Allstate Corp.                                         2,920           159,812
Marshall & Ilsley Corp.+                               3,460           158,260
Loews Corp.                                            4,444           157,540
Fifth Third Bancorp+                                   4,122           152,308
Bank of New York Co., Inc.                             4,730           152,306
Hartford Financial Services
   Group, Inc.+                                        1,780           150,588
SLM Corp.                                              2,812           148,811
AFLAC, Inc.                                            3,210           148,783
Progressive Corp.+                                     5,690           146,290
Compass Bancshares, Inc.                               2,590           144,004
Synovus Financial Corp.+                               5,320           142,470
Franklin Resources, Inc.                               1,640           142,368
Sovereign Bancorp, Inc.+                               6,949           141,124
Hudson City Bancorp, Inc.                             10,510           140,098
Chicago Mercantile Exchange
   Holdings, Inc.+                                       282           138,504
Charles Schwab Corp.+                                  8,590           137,268
BB&T Corp.+                                            3,300           137,247
Torchmark Corp.                                        2,250           136,620
AmSouth Bancorp+                                       5,150           136,217
Bear Stearns Cos., Inc.+                                 970           135,878
State Street Corp.+                                    2,330           135,350
Comerica, Inc.+                                        2,560           133,094

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

SEI Investments Co.                                    2,712   $       132,563
Principal Financial Group, Inc.+                       2,380           132,447
TD Banknorth, Inc.                                     4,460           131,347
Equity Office Properties Trust+                        3,510           128,150
Commerce Bancorp, Inc./NJ+                             3,543           126,379
UnionBanCal Corp.+                                     1,950           125,950
Simon Property Group, Inc.+                            1,510           125,239
Huntington Bancshares, Inc.+                           5,287           124,667
Genworth Financial, Inc. --
   Class A+                                            3,570           124,379
ACE Ltd.                                               2,450           123,945
Northern Trust Corp.+                                  2,240           123,872
First Horizon National Corp.+                          3,063           123,133
Regions Financial Corp.+                               3,710           122,875
Marsh & McLennan Cos., Inc.+                           4,550           122,349
KeyCorp                                                3,412           121,740
Lincoln National Corp.+                                2,150           121,346
SAFECO Corp.+                                          2,150           121,152
Vornado Realty Trust+                                  1,236           120,572
People's Bank/ Bridgeport CT                           3,660           120,231
Mellon Financial Corp.                                 3,440           118,439
New York Community
   Bancorp, Inc.+                                      7,160           118,212
Zions Bancorporation                                   1,510           117,689
TCF Financial Corp.+                                   4,390           116,115
Valley National Bancorp+                               4,466           114,821
Plum Creek Timber Co., Inc.
   (REIT)+                                             3,220           114,310
Associated Banc-Corp                                   3,590           113,193
Chubb Corp.                                            2,260           112,774
Markel Corp.*+                                           320           111,040
Mercantile Bankshares Corp.+                           3,085           110,042
MGIC Investment Corp.+                                 1,690           109,850
XL Capital Ltd.                                        1,790           109,727
Legg Mason, Inc.+                                      1,090           108,477
A.G. Edwards, Inc.+                                    1,960           108,427
Ameriprise Financial, Inc.                             2,410           107,655
Commerce Bancshares, Inc.                              2,148           107,507
Fidelity National Financial, Inc.                      2,750           107,112
Conseco, Inc.*+                                        4,625           106,837
AmeriCredit Corp.*+                                    3,813           106,459
Equity Residential+                                    2,330           104,221
CIT Group, Inc.                                        1,990           104,057
Colonial BancGroup, Inc.                               4,030           103,490
Moody's Corp.+                                         1,900           103,474
Boston Properties, Inc.                                1,140           103,056
ProLogis                                               1,970           102,676
CapitalSource, Inc.                                    4,370           102,520
CNA Financial Corp.*                                   3,110           102,506
General Growth Properties, Inc.                        2,273           102,421
Ambac Financial Group, Inc.                            1,240           100,564
Popular, Inc.                                          5,230           100,416
Fulton Financial Corp.                                 6,232            99,213

                                              See Notes to Financial Statements.


122 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

City National Corp.                                    1,520   $        98,937
Everest Re Group Ltd.                                  1,140            98,690
T. Rowe Price Group, Inc.                              2,600            98,306
PMI Group, Inc.                                        2,200            98,076
Astoria Financial Corp.+                               3,220            98,049
Nationwide Financial
   Services, Inc.                                      2,213            97,549
Bank of Hawaii Corp.                                   1,960            97,216
Host Marriott Corp.+                                   4,442            97,147
Aon Corp.+                                             2,780            96,800
AvalonBay Communities, Inc.                              870            96,239
Archstone-Smith Trust                                  1,890            96,144
Cbot Holdings, Inc.*+                                    800            95,672
Unitrin, Inc.                                          2,180            95,026
Radian Group, Inc.+                                    1,528            94,400
E*Trade Financial Corp.*                               3,995            91,166
Public Storage, Inc.+                                  1,200            91,080
KIMCO Realty Corp.+                                    2,490            90,860
Assurant, Inc.                                         1,870            90,508
First American Corp.+                                  2,130            90,035
MBIA, Inc.+                                            1,510            88,410
Macerich Co.                                           1,210            84,942
Forest City Enterprises, Inc. --
   Class A+                                            1,700            84,847
Downey Financial Corp.                                 1,250            84,813
UnumProvident Corp.                                    4,660            84,486
SVB Financial Group*                                   1,856            84,374
SL Green Realty Corp.                                    770            84,292
Arthur J. Gallagher & Co.+                             3,260            82,608
Glenborough Realty Trust, Inc.+                        3,820            82,283
Cullen/Frost Bankers, Inc.                             1,430            81,939
W.R. Berkley Corp.                                     2,355            80,376
TD Ameritrade Holding Corp.                            5,392            79,856
First Marblehead Corp.+                                1,400            79,716
Mercury General Corp.+                                 1,390            78,354
Camden Property Trust+                                 1,055            77,595
Leucadia National Corp.                                2,620            76,478
Trizec Properties, Inc.                                2,650            75,896
Regency Centers Corp.                                  1,220            75,823
Eaton Vance Corp.+                                     3,030            75,629
CB Richard Ellis Group, Inc. --
   Class A*                                            2,989            74,426
Jefferies Group, Inc.+                                 2,500            74,075
Wilmington Trust Corp.                                 1,747            73,688
American Financial
   Group, Inc./OH                                      1,710            73,359
AMB Property Corp.                                     1,450            73,298
AmerUs Group Co.+                                      1,250            73,188
Weingarten Realty Investors                            1,900            72,732
Erie Indemnity Co. -- Class A                          1,390            72,280
Liberty Property Trust+                                1,635            72,267
Developers Diversified Realty
   Corp.+                                              1,380            72,008

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

Investors Financial
   Services Corp.+                                     1,600   $        71,840
The St. Joe Co.+                                       1,530            71,206
Nuveen Investments, Inc. --
   Class A                                             1,650            71,033
United Dominion Realty
   Trust, Inc.+                                        2,520            70,585
Apartment Investment &
   Management Co. -- Class A+                          1,600            69,520
Raymond James Financial, Inc.                          2,283            69,106
Rayonier, Inc.+                                        1,810            68,617
Fidelity National Title
   Group, Inc. -- Class A+                             3,480            68,452
Brown & Brown, Inc.+                                   2,340            68,375
Federal Realty Investment Trust                          970            67,900
Cincinnati Financial Corp.                             1,440            67,694
Reckson Associates Realty Corp.                        1,630            67,449
KKR Financial Corp.+                                   3,230            67,216
New Century Financial Corp.+                           1,450            66,338
Old Republic International Corp.                       3,102            66,290
Health Care Property
   Investors, Inc.+                                    2,420            64,711
Whitney Holding Corp.                                  1,827            64,621
Federated Investors, Inc. --
   Class B                                             2,030            63,945
Stancorp Financial Group, Inc.                         1,250            63,638
Protective Life Corp.                                  1,360            63,403
LandAmerica Financial
   Group, Inc.                                           980            63,308
Blackrock, Inc.+                                         450            62,627
Student Loan Corp.                                       310            62,620
CBL & Associates Properties, Inc.                      1,606            62,522
Janus Capital Group, Inc.                              3,480            62,292
Pan Pacific Retail Properties, Inc.                      896            62,156
Affiliated Managers Group, Inc.*+                        710            61,692
Reinsurance Group of
   America, Inc.                                       1,250            61,438
Allied Capital Corp.+                                  2,120            60,992
HCC Insurance Holdings, Inc.+                          2,070            60,941
Ventas, Inc.                                           1,790            60,645
Duke Realty Corp.+                                     1,700            59,755
Hanover Insurance Group, Inc.+                         1,250            59,325
BRE Properties, Inc. --
   Class A+                                            1,060            58,300
Thornburg Mortgage, Inc.+                              2,080            57,970
Kilroy Realty Corp.+                                     800            57,800
Global Signal, Inc.                                    1,240            57,437
Essex Property Trust, Inc.                               513            57,282
Shurgard Storage Centers, Inc. --
   Class A                                               915            57,188
iStar Financial, Inc.                                  1,510            57,003
American Financial Realty Trust+                       5,780            55,950
Ohio Casualty Corp.+                                   1,870            55,595

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 123

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
   FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

New Plan Excel Realty Trust+                           2,230   $        55,059
Realty Income Corp.+                                   2,490            54,531
Philadelphia Consolidated
   Holding Corp.*                                      1,780            54,041
American Capital
   Strategies, Ltd.+                                   1,520            50,890
Investment Technology
   Group, Inc.*                                          980            49,843
Colonial Properties Trust                                980            48,412
HRPT Properties Trust                                  4,100            47,396
Crescent Real Estate EQT Co.+                          2,550            47,328
Healthcare Realty Trust, Inc.+                         1,430            45,546
National Retail Properties, Inc.                       1,980            39,501
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $19,783,758)                                               22,005,666
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                             ---------------
REPURCHASE AGREEMENTS 0.5%
Repurchase Agreement (Note 5)
   4.45% due 07/03/06                        $       117,741           117,741
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $117,741)                                                     117,741
                                                               ---------------
SECURITIES LENDING COLLATERAL 24.5%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank (Note 8)                              5,422,283         5,422,283
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $5,422,283)                                                 5,422,283
                                                               ---------------
TOTAL INVESTMENTS 124.2%
   (Cost $25,323,782)                                          $    27,545,690
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (24.2)%                                      $    (5,370,545)
                                                               ===============
NET ASSETS - 100.0%                                            $    22,175,145

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

      REIT -- REAL ESTATE INVESTMENT TRUST.

                                              See Notes to Financial Statements.


124 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   HEALTH CARE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.2%

Johnson & Johnson, Inc.                               36,468   $     2,185,163
Pfizer, Inc.                                          89,208         2,093,712
Genentech, Inc.*+                                     15,160         1,240,088
Merck & Co., Inc.                                     32,955         1,200,551
Amgen, Inc.*+                                         17,300         1,128,479
Abbott Laboratories+                                  24,164         1,053,792
Eli Lilly & Co.+                                      17,946           991,875
Wyeth                                                 21,147           939,138
UnitedHealth Group, Inc.                              20,529           919,289
Medtronic, Inc.+                                      19,263           903,820
Bristol-Myers Squibb Co.+                             33,254           859,948
WellPoint, Inc.*                                      10,873           791,228
Schering-Plough Corp.+                                28,714           546,427
Gilead Sciences, Inc.*+                                8,831           522,442
Cardinal Health, Inc.+                                 7,872           506,406
Boston Scientific Corp.*                              28,796           484,925
Baxter International, Inc.                            12,945           475,858
Caremark Rx, Inc.+                                     9,061           451,872
Aetna, Inc.+                                          10,914           435,796
Medco Health Solutions, Inc.*+                         6,586           377,246
Stryker Corp.+                                         8,709           366,736
Celgene Corp.*+                                        7,714           365,875
HCA, Inc.+                                             8,329           359,396
Biogen Idec, Inc.*                                     7,576           350,996
Genzyme Corp.*+                                        5,614           342,735
Becton, Dickinson & Co.                                5,530           338,049
Allergan, Inc.+                                        3,025           324,461
McKesson Corp.                                         6,770           320,086
Zimmer Holdings, Inc.*                                 5,420           307,422
Quest Diagnostics, Inc.+                               4,910           294,207
Forest Laboratories, Inc.*+                            7,378           285,455
St. Jude Medical, Inc.*                                8,268           268,049
CIGNA Corp.+                                           2,690           264,992
Express Scripts, Inc.*                                 3,414           244,920
Fisher Scientific
   International, Inc.*+                               3,202           233,906
Humana, Inc.*                                          4,235           227,419
Coventry Health Care, Inc.*                            4,130           226,902
AmerisourceBergen Corp.                                5,180           217,146
Laboratory Corporation of America
   Holdings*+                                          3,364           209,342
C.R. Bard, Inc.+                                       2,814           206,154
Biomet, Inc.+                                          6,340           198,379
Hospira, Inc.*                                         4,506           193,488
Sepracor, Inc.*+                                       3,070           175,420
Applera Corp. -- Applied Biosystems
   Group+                                              5,421           175,369
Medimmune, Inc.*+                                      6,459           175,039
Varian Medical Systems, Inc.*                          3,540           167,619
Thermo Electron Corp.*+                                4,590           166,342
Omnicare, Inc.+                                        3,323           157,577
IMS Health, Inc.+                                      5,855           157,207

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

Health Net, Inc.*                                      3,266   $       147,525
DENTSPLY International, Inc.                           2,380           144,228
Patterson Cos., Inc.*+                                 4,117           143,807
DaVita, Inc.*                                          2,844           141,347
Waters Corp.*+                                         3,153           139,993
Health Management
   Associates, Inc. -- Class A                         7,050           138,955
Barr Pharmaceuticals, Inc.*                            2,910           138,778
Endo Pharmaceuticals
   Holdings, Inc.*                                     4,060           133,899
Intuitive Surgical, Inc.*+                             1,120           132,126
Pharmaceutical Product
   Development, Inc.+                                  3,632           127,556
King Pharmaceuticals, Inc.*                            7,480           127,160
Henry Schein, Inc.*+                                   2,696           125,984
Vertex Pharmaceuticals, Inc.*+                         3,428           125,842
Mylan Laboratories, Inc.+                              6,240           124,800
Covance, Inc.*+                                        2,010           123,052
Dade Behring Holdings, Inc.                            2,900           120,756
Beckman Coulter, Inc.                                  2,156           119,766
Manor Care, Inc.+                                      2,550           119,646
Community Health
   Systems, Inc.*+                                     3,147           115,652
Cephalon, Inc.*+                                       1,920           115,392
Lincare Holdings, Inc.*                                3,040           115,034
Emdeon Corp.*+                                         9,260           114,917
Advanced Medical Optics, Inc.*+                        2,260           114,582
ResMed, Inc.*                                          2,370           111,271
Invitrogen Corp.*+                                     1,684           111,262
Triad Hospitals, Inc.*+                                2,790           110,428
ImClone Systems, Inc.*+                                2,848           110,047
Tenet Healthcare Corp.*+                              15,234           106,333
Kinetic Concepts, Inc.*                                2,402           106,048
Millipore Corp.*+                                      1,670           105,193
Millennium Pharmaceuticals, Inc.*                     10,357           103,259
Hillenbrand Industries, Inc.+                          2,000            97,000
Cytyc Corp.*                                           3,803            96,444
Gen-Probe, Inc.*                                       1,750            94,465
VCA Antech, Inc.*                                      2,950            94,193
Edwards Lifesciences Corp.*+                           2,070            94,040
Sierra Health Services, Inc.*                          2,070            93,212
Cerner Corp.*+                                         2,500            92,775
Idexx Laboratories, Inc.*                              1,190            89,405
PerkinElmer, Inc.                                      4,260            89,034
Universal Health Services, Inc. --
   Class B+                                            1,760            88,458
Watson Pharmaceuticals, Inc.*+                         3,670            85,438
Charles River Laboratories
   International, Inc.*+                               2,321            85,413
Bausch & Lomb, Inc.+                                   1,740            85,330
Respironics, Inc.*                                     2,470            84,523
Hologic, Inc.*+                                        1,590            78,482
Pediatrix Medical Group, Inc.*+                        1,700            77,010
Mentor Corp.+                                          1,640            71,340

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 125

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
   HEALTH CARE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

OSI Pharmaceuticals, Inc.*+                            2,163   $        71,292
Techne Corp.*                                          1,390            70,779
LifePoint Hospitals, Inc.*+                            2,190            70,365
Cooper Cos., Inc.+                                     1,580            69,978
Healthways, Inc.*+                                     1,320            69,485
AMERIGROUP Corp.*                                      2,230            69,219
MGI Pharma, Inc.*+                                     3,190            68,585
Diagnostic Products Corp.                              1,170            68,059
PDL BioPharma, Inc.*+                                  3,628            66,791
Abraxis BioScience, Inc.*+                             2,680            63,891
Kos Pharmaceuticals, Inc.*                             1,690            63,578
Valeant Pharmaceuticals
   International                                       3,720            62,942
Affymetrix, Inc.*+                                     2,440            62,464
Chemed Corp.+                                          1,130            61,619
Steris Corp.                                           2,630            60,122
Perrigo Co.+                                           3,700            59,570
Immucor, Inc.*+                                        2,775            53,363
Varian, Inc.*                                          1,280            53,133
United Surgical Partners
   International, Inc.*+                               1,750            52,622
Sunrise Senior Living, Inc.*+                          1,880            51,982
Medicis Pharmaceutical Corp. --
   Class A+                                            2,080            49,920
Intermagnetics General Corp.*                          1,840            49,643
Haemonetics Corp./MA*                                  1,060            49,301
ArthroCare Corp.*+                                     1,160            48,732
LCA-Vision, Inc.                                         900            47,619
Owens & Minor, Inc.                                    1,650            47,190
Integra LifeSciences Holdings
   Corp.*                                              1,210            46,960
Dionex Corp.*                                            840            45,914
American Medical Systems
   Holdings, Inc.*+                                    2,750            45,787
Alpharma, Inc. -- Class A                              1,820            43,753
Per-Se Technologies, Inc.*                             1,703            42,882
Centene Corp.*+                                        1,800            42,354
Genesis HealthCare Corp.*+                               890            42,159
DJ Orthopedics, Inc.*                                  1,100            40,513
Martek Biosciences Corp.*+                             1,390            40,240
PolyMedica Corp.                                       1,110            39,916
Biosite, Inc.*                                           860            39,268
Parexel International Corp.*                           1,280            36,928
inVentiv Health, Inc.*                                 1,280            36,838
Viasys Healthcare, Inc.*                               1,430            36,608
Laserscope*                                            1,160            35,740
Apria Healthcare Group, Inc.*+                         1,883            35,589
Invacare Corp.                                         1,370            34,086
ICU Medical, Inc.*                                       800            33,792
Amedisys, Inc.*+                                         890            33,731
AmSurg Corp.*                                          1,450            32,987
SurModics, Inc.*+                                        910            32,860

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

Regeneron Pharmaceuticals, Inc.*                       2,470   $        31,665
Vital Signs, Inc.                                        620            30,709
Odyssey HealthCare, Inc.*                              1,740            30,572
Conmed Corp.*                                          1,450            30,015
Cross Country Healthcare, Inc.*                        1,600            29,104
Cambrex Corp.                                          1,390            28,954
Analogic Corp.                                           620            28,898
Par Pharmaceutical Cos., Inc.*                         1,550            28,613
Greatbatch, Inc.*                                      1,150            27,140
Cyberonics, Inc.*+                                     1,240            26,437
Enzo Biochem, Inc.*+                                   1,750            26,390
Datascope Corp.                                          750            23,130
Noven Pharmaceuticals, Inc.*+                          1,290            23,091
Matria Healthcare, Inc.*+                              1,060            22,705
Gentiva Health Services, Inc.*+                        1,400            22,442
Merit Medical Systems, Inc.*+                          1,590            21,878
Kensey Nash Corp.*+                                      730            21,535
Dendrite International, Inc.*                          2,190            20,236
Connetics Corp.*+                                      1,710            20,110
CNS, Inc.                                                793            19,428
Savient Pharmaceuticals, Inc.*                         3,580            18,795
RehabCare Group, Inc.*                                 1,080            18,770
SFBC International, Inc.*+                             1,080            16,373
Hooper Holmes, Inc.                                    4,410            13,451
Arqule, Inc.*                                          2,330            13,141
BioLase Technology, Inc.*                              1,500            12,600
Bradley Pharmaceuticals, Inc.*+                        1,140            11,628
Possis Medical, Inc.*                                  1,170            10,308
CryoLife, Inc.*                                        1,900            10,260
Theragenics Corp.*                                     2,510             8,559
Osteotech, Inc.*                                       1,440             5,818
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $29,124,138)                                               33,773,847
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                             ---------------
REPURCHASE AGREEMENTS 0.3%
Repurchase Agreement (Note 5)
   4.45% due 07/03/06                        $        87,165            87,165
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $87,165)                                                       87,165
                                                               ---------------
SECURITIES LENDING COLLATERAL 25.2%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank (Note 8)                              8,579,434         8,579,434
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $8,579,434)                                                 8,579,434
                                                               ===============
TOTAL INVESTMENTS 124.7%
   (Cost $37,790,737)                                          $    42,440,446
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (24.7)%                                      $    (8,394,422)
                                                               ===============
NET ASSETS - 100.0%                                            $    34,046,024

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

                                              See Notes to Financial Statements.


126 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   INTERNET FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Cisco Systems, Inc.*+                                 18,994   $       370,953
Google, Inc. -- Class A*+                                835           350,141
Time Warner, Inc.+                                    18,284           316,313
Qualcomm, Inc.                                         6,452           258,532
Yahoo!, Inc.*+                                         7,467           246,411
eBay, Inc.*+                                           6,760           198,000
Qwest Communications
   International, Inc.*+                              18,734           151,558
Amazon.com, Inc.*+                                     3,789           146,558
Symantec Corp.*+                                       8,863           137,731
Intuit, Inc.*                                          2,034           122,833
Sun Microsystems, Inc.*                               29,283           121,524
Research In Motion, Ltd.*+                             1,657           115,609
Broadcom Corp. -- Class A*+                            3,712           111,546
E*Trade Financial Corp.*+                              4,452           101,595
IAC/InterActiveCorp*+                                  3,785           100,265
Juniper Networks, Inc.*+                               6,108            97,667
BEA Systems, Inc.*                                     6,530            85,478
VeriSign, Inc.*                                        3,574            82,810
Monster Worldwide, Inc.*+                              1,826            77,897
CheckFree Corp.*+                                      1,504            74,538
McAfee, Inc.*+                                         2,950            71,596
Emdeon Corp.*+                                         5,695            70,675
Check Point Software
   Technologies Ltd.*+                                 3,919            68,896
Red Hat, Inc.*+                                        2,878            67,345
Ciena Corp.*+                                         11,956            57,508
RealNetworks, Inc.*+                                   4,928            52,730
aQuantive, Inc.*+                                      2,039            51,648
j2 Global Communications, Inc.*+                       1,594            49,765
WebEx Communications, Inc.*+                           1,310            46,557
F5 Networks, Inc.*                                       859            45,939
Digital River, Inc.*+                                  1,085            43,823
Netflix, Inc.*+                                        1,561            42,475
Priceline.com, Inc.*+                                  1,416            42,282
TIBCO Software, Inc.*                                  5,650            39,832
Digital Insight Corp.*                                 1,121            38,439
Palm, Inc.*+                                           2,377            38,270
EarthLink, Inc.*                                       4,169            36,103
Foundry Networks, Inc.*+                               3,197            34,080
United Online, Inc.+                                   2,521            30,252
Websense, Inc.*+                                       1,449            29,762
CNET Networks, Inc.*                                   3,670            29,287
Internet Security Systems, Inc.*+                      1,525            28,746
webMethods, Inc.*                                      2,848            28,110
S1 Corp.*                                              4,217            20,242
NetBank, Inc.                                          2,863            18,982
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $2,822,831)                                                 4,351,303
                                                               ---------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.8%
Repurchase Agreement (Note 5)
   4.45% due 07/03/06                        $        34,421   $        34,421
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $34,421)                                                       34,421
                                                               ---------------
SECURITIES LENDING COLLATERAL 38.8%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                              1,696,383         1,696,383
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $1,696,383)                                                 1,696,383
                                                               ---------------
TOTAL INVESTMENTS 139.2%
   (Cost $4,553,635)                                           $     6,082,107
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (39.2)%                                      $    (1,713,653)
                                                               ===============
NET ASSETS - 100.0%                                            $     4,368,454

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 127

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   LEISURE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.5%

The Walt Disney Co.+                                  26,784   $       803,520
Time Warner, Inc.+                                    38,004           657,469
News Corp. -- Class A+                                26,888           515,712
McDonald's Corp.                                      14,156           475,642
Las Vegas Sands Corp.*+                                5,840           454,702
Starbucks Corp.*+                                     10,536           397,839
Viacom, Inc. -- Class B*+                             10,000           358,400
Carnival Corp.+                                        8,570           357,712
Marriott International, Inc. --
   Class A+                                            8,120           309,534
Yum! Brands, Inc.                                      5,565           279,753
International Game
   Technology, Inc.                                    7,266           275,672
Hilton Hotels Corp.+                                   9,067           256,415
Harrah's Entertainment, Inc.+                          3,599           256,177
Starwood Hotels & Resorts
   Worldwide, Inc.+                                    4,151           250,471
MGM Mirage, Inc.*+                                     6,014           245,371
Electronic Arts, Inc.*+                                5,513           237,280
Wynn Resorts Ltd.*+                                    2,679           196,371
Wendy's International, Inc.                            3,227           188,102
Warner Music Group Corp.+                              6,180           182,186
Mattel, Inc.+                                         10,834           178,869
Eastman Kodak Co.+                                     7,455           177,280
Darden Restaurants, Inc.                               4,459           175,685
Choice Hotels International, Inc.+                     2,804           169,922
GTECH Holdings Corp.+                                  4,534           157,693
Station Casinos, Inc.+                                 2,170           147,734
Scientific Games Corp. --
   Class A*+                                           3,750           133,575
Penn National Gaming, Inc.*+                           3,340           129,525
Boyd Gaming Corp.+                                     3,140           126,730
Hasbro, Inc.                                           6,823           123,565
Brinker International, Inc.+                           3,340           121,242
Brunswick Corp.+                                       3,640           121,030
Activision, Inc.*                                     10,480           119,262
Aztar Corp.*                                           2,190           113,792
Pool Corp.                                             2,450           106,893
OSI Restaurant Partners, Inc.+                         3,046           105,392
Panera Bread Co. -- Class A*+                          1,480            99,515
Marvel Entertainment, Inc.*                            4,789            95,780
Sonic Corp.*+                                          4,580            95,218
Pinnacle Entertainment, Inc.*                          3,040            93,176
Cheesecake Factory, Inc.*+                             3,370            90,822
Regal Entertainment Group --
   Class A+                                            4,350            88,392
Polaris Industries, Inc.                               2,022            87,553
Live Nation, Inc.*                                     4,240            86,326

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

CKX, Inc.*                                             6,256   $        84,894
Jack in the Box, Inc.*                                 2,105            82,516
CBRL Group, Inc.                                       2,430            82,426
International Speedway
   Corp. -- Class A                                    1,760            81,611
THQ, Inc.*                                             3,694            79,790
Papa John's International, Inc.*                       2,384            79,149
Bob Evans Farms, Inc.                                  2,620            78,626
Applebee's International, Inc.+                        4,060            78,033
Shuffle Master, Inc.*+                                 2,340            76,705
Ruby Tuesday, Inc.+                                    3,130            76,403
DreamWorks Animation SKG, Inc. --
   Class A*+                                           3,310            75,799
CEC Entertainment, Inc.*+                              2,330            74,840
IHOP Corp.+                                            1,500            72,120
Rare Hospitality International, Inc.*                  2,310            66,436
WMS Industries, Inc.*                                  2,410            66,010
P.F. Chang's China Bistro, Inc.*+                      1,720            65,394
Callaway Golf Co.+                                     4,920            63,911
Triarc Cos., Inc. -- Class B                           4,050            63,302
Landry's Restaurants, Inc.                             1,820            59,059
Red Robin Gourmet
   Burgers, Inc.*+                                     1,380            58,733
Nautilus, Inc.+                                        3,520            55,299
Lone Star Steakhouse &
   Saloon, Inc.                                        1,980            51,935
Marcus Corp.                                           2,400            50,112
K2, Inc.*                                              4,580            50,105
Take-Two Interactive
   Software, Inc.*+                                    4,640            49,462
Ryan's Restaurant Group, Inc.*                         3,980            47,402
Jakks Pacific, Inc.*                                   2,344            47,091
Marinemax, Inc.*+                                      1,730            45,378
O'Charleys, Inc.*                                      2,645            44,965
Steak n Shake Co.*+                                    2,680            40,575
4Kids Entertainment, Inc.*                             2,024            32,809
Arctic Cat, Inc.                                       1,680            32,777
Bally Total Fitness Holding Corp.*+                    4,750            32,205
Multimedia Games, Inc.*                                3,140            31,808
Sturm Ruger & Co., Inc.                                4,270            26,688
Napster, Inc.*                                         8,493            26,158
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $9,015,432)                                                11,773,825
                                                               ---------------

                                              See Notes to Financial Statements.


128 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
   LEISURE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.3%
Repurchase Agreement (Note 5)
   4.45% due 07/03/06                        $        35,381   $        35,381
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $35,381)                                                       35,381
                                                               ---------------
SECURITIES LENDING COLLATERAL 31.4%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank (Note 8)                        $     3,714,803         3,714,803
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $3,714,803)                                                 3,714,803
                                                               ---------------
TOTAL INVESTMENTS 131.2%
   (Cost $12,765,616)                                          $    15,524,009
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (31.2)%                                      $    (3,695,656)
                                                               ===============
NET ASSETS - 100.0%                                            $    11,828,353

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 129

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   PRECIOUS METALS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.7%

Newmont Mining Corp.+                                169,902   $     8,992,913
Freeport-McMoRan Copper &
   Gold, Inc. -- Class B+                            104,673         5,799,931
Barrick Gold Corp.+                                  189,437         5,607,335
Goldcorp, Inc.                                       147,359         4,453,189
AngloGold Ashanti Ltd. --
   SP ADR+                                            68,789         3,310,127
Glamis Gold Ltd.*+                                    87,122         3,298,439
Gold Fields Ltd. -- SP ADR+                          142,331         3,259,380
Agnico-Eagle Mines Ltd.+                              91,733         3,034,528
Harmony Gold Mining Co. Ltd. --
   SP ADR*+                                          157,085         2,558,915
Bema Gold Corp.*+                                    464,477         2,331,674
Meridian Gold, Inc.*                                  71,822         2,275,321
Cia de Minas Buenaventura SA --
   SP ADR                                             80,205         2,187,992
Coeur d'Alene Mines Corp.*+                          421,694         2,028,348
Kinross Gold Corp.*+                                 182,439         1,986,761
Pan American Silver Corp.*                           106,547         1,916,780
Royal Gold, Inc.+                                     64,809         1,802,986
Silver Standard Resources, Inc.*+                     85,503         1,710,060
Yamana Gold, Inc.*                                   169,832         1,676,242
Randgold Resources Ltd. --
   SP ADR*+                                           69,707         1,463,847
Silver Wheaton Corp.*+                               138,227         1,302,098
Golden Star Resources Ltd.*+                         429,055         1,270,003
Hecla Mining Co.*+                                   237,696         1,247,904
Apex Silver Mines Ltd.*+                              76,900         1,157,345
Novagold Resources, Inc.*                             86,128         1,104,161
Stillwater Mining Co.*                                83,988         1,064,968
DRDGOLD Ltd. -- SP ADR+                              722,494           989,817
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $43,285,701)                                               67,831,064
                                                               ---------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.9%
Repurchase Agreement (Note 5)
   4.45% due 07/03/06                        $       619,693   $       619,693
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $619,693)                                                     619,693
                                                               ---------------
SECURITIES LENDING COLLATERAL 39.0%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                             26,555,412        26,555,412
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $26,555,412)                                               26,555,412
                                                               ---------------
TOTAL INVESTMENTS 139.6%
   (Cost $70,460,806)                                          $    95,006,169
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (39.6)%                                      $   (26,948,393)
                                                               ===============
NET ASSETS - 100.0%                                            $    68,057,776

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

      ADR -- AMERICAN DEPOSITORY RECEIPT.

                                              See Notes to Financial Statements.


130 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   REAL ESTATE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.3%

Simon Property Group, Inc.+                           10,936   $       907,032
Equity Office Properties Trust+                       22,474           820,526
Vornado Realty Trust+                                  8,201           800,008
Equity Residential+                                   16,844           753,432
ProLogis                                              14,448           753,030
General Growth Properties, Inc.+                      16,528           744,752
Archstone-Smith Trust+                                14,136           719,098
Boston Properties, Inc.+                               7,425           671,220
Public Storage, Inc.+                                  8,533           647,655
Host Marriott Corp.+                                  28,714           627,975
AvalonBay Communities, Inc.+                           5,575           616,706
KIMCO Realty Corp.+                                   16,393           598,181
Plum Creek Timber Co., Inc.
   (REIT)+                                            15,101           536,085
Developers Diversified Realty
   Corp.+                                              9,536           497,588
CB Richard Ellis Group, Inc. --
   Class A*                                           19,422           483,608
SL Green Realty Corp.+                                 4,400           481,668
Trizec Properties, Inc.                               16,697           478,202
Macerich Co.                                           6,439           452,018
Duke Realty Corp.+                                    12,740           447,811
iStar Financial, Inc.                                 11,694           441,448
Forest City Enterprises, Inc. --
   Class A+                                            8,564           427,429
Camden Property Trust+                                 5,764           423,942
Regency Centers Corp.                                  6,807           423,055
Apartment Investment &
   Management Co. -- Class A+                          9,731           422,812
AMB Property Corp.                                     8,322           420,677
CapitalSource, Inc.                                   17,780           417,119
United Dominion Realty
   Trust, Inc.+                                       14,658           410,571
Ventas, Inc.                                          11,958           405,137
Liberty Property Trust+                                9,138           403,900
Federal Realty Investment Trust                        5,677           397,390
Health Care Property
   Investors, Inc.+                                   14,801           395,779
Weingarten Realty Investors                           10,019           383,527
Hospitality Properties Trust+                          8,675           381,006
Reckson Associates Realty Corp.                        9,098           376,475
Thornburg Mortgage, Inc.+                             13,434           374,406
Global Signal, Inc.                                    8,025           371,718
Brandywine Realty Trust+                              11,430           367,703
BRE Properties, Inc. -- Class A+                       6,497           357,335
Pan Pacific Retail Properties, Inc.                    5,123           355,382
Shurgard Storage Centers, Inc. --
   Class A                                             5,685           355,312
Mack-Cali Realty Corp.+                                7,696           353,400
CarrAmerica Realty Corp.                               7,773           346,287

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

Essex Property Trust, Inc.+                            3,099   $       346,034
The St. Joe Co.+                                       7,380           343,465
New Century Financial Corp.+                           7,456           341,112
New Plan Excel Realty Trust+                          13,558           334,747
HRPT Properties Trust                                 28,582           330,408
CBL & Associates Properties, Inc.                      8,304           323,275
Rayonier, Inc.+                                        8,483           321,591
Highwoods Properties, Inc.                             8,873           321,025
Colonial Properties Trust                              6,424           317,346
Taubman Centers, Inc.                                  7,546           308,631
LaSalle Hotel Properties+                              6,627           306,830
Friedman Billings Ramsey
   Group, Inc. -- Class A+                            27,952           306,633
Kilroy Realty Corp.+                                   4,195           303,089
Post Properties, Inc.+                                 6,571           297,929
Home Properties, Inc.+                                 5,291           293,703
Health Care REIT, Inc.                                 8,385           293,056
Alexandria Real Estate
   Equities, Inc.+                                     3,303           292,910
Realty Income Corp.+                                  12,958           283,780
Nationwide Health
   Properties, Inc.+                                  12,485           281,037
Annaly Mortgage
   Management, Inc.+                                  21,577           276,401
Crescent Real Estate EQT Co.+                         14,842           275,468
Washington Real Estate
   Investment Trust+                                   7,290           267,543
KKR Financial Corp.+                                  12,794           266,243
Corporate Office Properties
   Trust SBI/MD                                        6,316           265,777
First Industrial Realty Trust, Inc.+                   6,888           261,331
Heritage Property
   Investment Trust+                                   7,429           259,421
Cousins Properties, Inc.                               8,319           257,307
Mills Corp.+                                           9,608           257,014
BioMed Realty Trust, Inc.                              8,490           254,191
Pennsylvania Real Estate
   Investment Trust                                    6,167           248,962
FelCor Lodging Trust, Inc.                            11,439           248,684
Equity One, Inc.+                                     11,864           247,958
PS Business Parks, Inc.                                4,191           247,269
Healthcare Realty Trust, Inc.+                         7,642           243,398
Senior Housing Properties Trust                       13,461           241,087
Mid-America Apartment
   Communities, Inc.+                                  4,302           239,836
Lexington Corporate
   Properties Trust+                                  10,756           232,330
Entertainment Properties Trust+                        5,358           230,662
American Financial Realty Trust+                      22,525           218,042
Eastgroup Properties, Inc.+                            4,604           214,915
National Retail Properties, Inc.                      10,479           209,056

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 131

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
   REAL ESTATE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

Tanger Factory Outlet
   Centers, Inc.                                       6,389   $       206,812
Equity Inns, Inc.+                                    12,391           205,195
Inland Real Estate Corp.                              13,755           204,674
Potlatch Corp.+                                        5,405           204,039
Equity Lifestyle Properties, Inc.+                     4,643           203,503
Sovran Self Storage, Inc.+                             3,818           193,916
National Health Investors, Inc.+                       7,074           190,220
Glimcher Realty Trust+                                 7,661           190,069
Trustreet Properties, Inc.+                           14,228           187,667
Innkeepers USA Trust+                                 10,762           185,967
Acadia Realty Trust                                    7,848           185,605
Glenborough Realty Trust, Inc.+                        8,242           177,533
Parkway Properties, Inc./MD+                           3,850           175,175
Saul Centers, Inc.                                     4,177           170,338
Sun Communities, Inc.+                                 4,824           156,925
LTC Properties, Inc.                                   6,764           151,175
Cedar Shopping Centers, Inc.                           9,299           136,881
Ramco-Gershenson
   Properties Trust+                                   5,048           135,943
Winston Hotels, Inc.                                  10,376           127,106
Universal Health Realty
   Income Trust                                        3,843           120,478
Urstadt Biddle Properties, Inc.                        6,903           112,450
CentraCore Properties Trust                            4,481           110,905
Windrose Medical Properties
   Trust                                               7,336           107,106
Associated Estates Realty Corp.                        8,313           103,081
American Land Lease, Inc.                              3,576            87,612
Monmouth Real Estate
   Investment Corp. -- Class A                        10,266            82,744
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $27,772,272)                                               36,571,020
                                                               ---------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.3%
Repurchase Agreement (Note 5)
   4.45% due 07/03/06                        $        94,051   $        94,051
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $94,051)                                                       94,051
                                                               ---------------
SECURITIES LENDING COLLATERAL 24.6%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank (Note 8)                              9,045,356         9,045,356
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $9,045,356)                                                 9,045,356
                                                               ---------------
TOTAL INVESTMENTS 124.2%
   (Cost $36,911,679)                                          $    45,710,427
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (24.2)%                                      $    (8,895,619)
                                                               ===============
NET ASSETS - 100.0%                                            $    36,814,808

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

      REIT -- REAL ESTATE INVESTMENT TRUST.

                                              See Notes to Financial Statements.


132 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   RETAILING FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 98.8%

Wal-Mart Stores, Inc.+                                20,036   $       965,134
Home Depot, Inc.+                                     14,689           525,719
Walgreen Co.                                           9,890           443,468
Lowe's Cos., Inc.                                      7,308           443,376
Target Corp.+                                          8,413           411,143
Sears Holdings Corp.*+                                 2,372           367,280
Costco Wholesale Corp.+                                6,290           359,348
Best Buy Co., Inc.+                                    6,256           343,079
CVS Corp.+                                            11,122           341,445
Kohl's Corp.*+                                         5,244           310,025
Federated Department
   Stores, Inc.+                                       8,086           295,948
J.C. Penney Holding Co., Inc.+                         4,184           282,462
Staples, Inc.+                                        11,456           278,610
Amazon.com, Inc.*+                                     7,072           273,545
The Gap, Inc.+                                        14,115           245,601
Office Depot, Inc.*                                    5,945           225,910
Limited Brands, Inc.+                                  8,749           223,887
TJX Cos., Inc.+                                        9,265           211,798
Nordstrom, Inc.+                                       5,510           201,115
Bed Bath & Beyond, Inc.*+                              5,863           194,476
IAC/InterActiveCorp*+                                  6,844           181,298
Genuine Parts Co.                                      4,320           179,971
Sherwin-Williams Co.+                                  3,600           170,928
Dress Barn, Inc.*+                                     6,690           169,591
AutoNation, Inc.*+                                     7,830           167,875
Michaels Stores, Inc.                                  4,020           165,785
American Eagle Outfitters, Inc.+                       4,681           159,341
AutoZone, Inc.*                                        1,795           158,319
Circuit City Stores, Inc.                              5,630           153,249
Abercrombie & Fitch Co. --
   Class A                                             2,626           145,559
Tiffany & Co.+                                         4,000           132,080
Ross Stores, Inc.+                                     4,700           131,835
AnnTaylor Stores Corp.*+                               3,022           131,094
CarMax, Inc.*+                                         3,680           130,493
OfficeMax, Inc.+                                       3,200           130,400
Foot Locker, Inc.+                                     5,290           129,552
Family Dollar Stores, Inc.+                            5,100           124,593
Expedia, Inc.*                                         8,285           124,026
Petsmart, Inc.+                                        4,730           121,088
Dollar General Corp.                                   8,600           120,228
Chico's FAS, Inc.*+                                    4,362           117,687
O'Reilly Automotive, Inc.*                             3,770           117,586
Dollar Tree Stores, Inc.*+                             4,271           113,181
Dillard's, Inc. -- Class A+                            3,500           111,475
Williams-Sonoma, Inc.+                                 3,191           108,654
Big Lots, Inc.*+                                       6,310           107,775
Rite Aid Corp.*+                                      23,994           101,735
Payless Shoesource, Inc.*+                             3,660            99,442

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

Urban Outfitters, Inc.*+                               5,540   $        96,895
Advance Auto Parts, Inc.                               3,335            96,381
Saks, Inc.+                                            5,840            94,433
Tractor Supply Co.*+                                   1,700            93,959
Barnes & Noble, Inc.+                                  2,531            92,381
Children's Place Retail
   Stores, Inc.*+                                      1,460            87,673
BJ's Wholesale Club, Inc.*+                            3,070            87,034
Rent-A-Center, Inc.*                                   3,460            86,016
Claire's Stores, Inc.                                  3,371            85,994
Longs Drug Stores Corp.                                1,872            85,401
Dick's Sporting Goods, Inc.*                           2,130            84,348
GameStop Corp. -- Class A*+                            1,970            82,740
Too, Inc.*                                             2,150            82,538
Group 1 Automotive, Inc.+                              1,460            82,256
Gymboree Corp.*                                        2,360            82,034
Aeropostale, Inc.*+                                    2,781            80,343
RadioShack Corp.+                                      5,720            80,080
Men's Wearhouse, Inc.+                                 2,590            78,477
Christopher & Banks Corp.                              2,680            77,720
Zale Corp.*                                            3,030            72,993
Bebe Stores, Inc.                                      4,660            71,857
Aaron Rents, Inc.+                                     2,630            70,694
Select Comfort Corp.*+                                 3,030            69,599
Guitar Center, Inc.*                                   1,540            68,484
Pacific Sunwear of
   California, Inc.*+                                  3,585            64,279
Borders Group, Inc.                                    3,396            62,690
Stage Stores, Inc.+                                    1,890            62,370
Cato Corp. -- Class A                                  2,121            54,828
Genesco, Inc.*                                         1,600            54,192
99 Cents Only Stores*+                                 5,130            53,660
Building Material Holding Corp.+                       1,896            52,842
Hibbett Sporting Goods, Inc.*+                         2,190            52,341
Sonic Automotive, Inc.+                                2,267            50,282
Fred's, Inc.+                                          3,729            49,782
Insight Enterprises, Inc.*+                            2,460            46,863
Stein Mart, Inc.                                       3,140            46,472
PEP Boys-Manny Moe & Jack+                             3,886            45,583
HOT Topic, Inc.*                                       3,600            41,436
Jo-Ann Stores, Inc.*+                                  2,823            41,357
Pier 1 Imports, Inc.+                                  5,910            41,252
Finish Line, Inc. -- Class A+                          3,460            40,932
Haverty Furniture Cos., Inc.                           2,588            40,606
Audiovox Corp. -- Class A*+                            2,800            38,248
Tuesday Morning Corp.+                                 2,760            36,294
Cost Plus, Inc.*                                       2,360            34,598
Jos. A.  Bank Clothiers, Inc.*+                        1,280            30,669
Midas, Inc.*+                                          1,550            28,520
Hancock Fabrics, Inc./DE                               4,609            15,394
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $10,618,516)                                               13,824,029
                                                               ---------------

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 133

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
   RETAILING FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.8%
Repurchase Agreement (Note 5)
   4.45% due 07/03/06                        $       109,968   $       109,968
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $109,968)                                                     109,968
                                                               ---------------
SECURITIES LENDING COLLATERAL 32.8%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                              4,586,259         4,586,259
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,586,259)                                                 4,586,259
                                                               ---------------
TOTAL INVESTMENTS 132.4%
   (Cost $15,314,743)                                          $    18,520,256
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (32.4)%                                      $    (4,529,781)
                                                               ===============
NET ASSETS - 100.0%                                            $    13,990,475

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

                                              See Notes to Financial Statements.


134 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Microsoft Corp.                                       19,298   $       449,643
International Business
   Machines Corp.                                      4,313           331,325
Cisco Systems, Inc.*+                                 16,685           325,858
Intel Corp.+                                          17,115           324,329
Google, Inc. -- Class A*+                                725           304,014
Hewlett-Packard Co.+                                   9,176           290,696
Oracle Corp.*+                                        19,221           278,512
Qualcomm, Inc.                                         5,665           226,997
Yahoo!, Inc.*+                                         6,561           216,513
Dell, Inc.*                                            8,722           212,904
Texas Instruments, Inc.+                               6,926           209,789
Apple Computer, Inc.*                                  3,645           208,202
Motorola, Inc.+                                       10,305           207,646
Corning, Inc.*                                         7,508           181,619
First Data Corp.                                       4,007           180,475
eBay, Inc.*+                                           5,950           174,275
Automatic Data Processing, Inc.                        3,528           159,995
Applied Materials, Inc.                                9,485           154,416
EMC Corp./MA*                                         13,047           143,126
Adobe Systems, Inc.*+                                  4,108           124,719
Symantec Corp.*+                                       7,800           121,212
Paychex, Inc.+                                         2,986           116,394
Network Appliance, Inc.*+                              3,187           112,501
Intuit, Inc.*                                          1,792           108,219
Xerox Corp.*+                                          7,749           107,789
Sun Microsystems, Inc.*                               25,718           106,730
Agilent Technologies, Inc.*+                           3,364           106,168
Electronic Data Systems Corp.+                         4,341           104,444
Cognizant Technology Solutions
   Corp. -- Class A*                                   1,516           102,133
Micron Technology, Inc.*+                              6,705           100,977
Electronic Arts, Inc.*+                                2,336           100,541
Analog Devices, Inc.                                   3,059            98,316
Broadcom Corp. -- Class A*+                            3,257            97,873
Linear Technology Corp.+                               2,921            97,824
CA, Inc.+                                              4,558            93,667
Maxim Integrated Products, Inc.+                       2,909            93,408
SanDisk Corp.*+                                        1,826            93,089
Advanced Micro Devices, Inc.*+                         3,776            92,210
Fiserv, Inc.*                                          2,026            91,899
Lucent Technologies, Inc.*+                           37,901            91,720
Freescale Semiconductor, Inc. --
   Class B*+                                           3,092            90,905
j2 Global Communications, Inc.*+                       2,880            89,914
MEMC Electronic Materials, Inc.*+                      2,357            88,387
Computer Sciences Corp.*                               1,815            87,919
Citrix Systems, Inc.*                                  2,147            86,181
Juniper Networks, Inc.*+                               5,375            85,946
Lexmark International, Inc.*                           1,529            85,364

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

KLA-Tencor Corp.                                       2,014   $        83,722
Autodesk, Inc.*                                        2,426            83,600
Lam Research Corp.*+                                   1,786            83,263
Xilinx, Inc.+                                          3,642            82,491
National Semiconductor Corp.+                          3,445            82,163
Microchip Technology, Inc.+                            2,401            80,554
Akamai Technologies, Inc.*+                            2,140            77,447
Alliance Data Systems Corp.*+                          1,295            76,172
Fidelity National Information
   Services, Inc.                                      2,148            76,039
NCR Corp.*+                                            2,067            75,735
BEA Systems, Inc.*                                     5,739            75,124
BMC Software, Inc.*                                    3,105            74,209
VeriSign, Inc.*+                                       3,165            73,333
Amphenol Corp. -- Class A                              1,305            73,028
Avaya, Inc.*+                                          6,381            72,871
Altera Corp.*+                                         4,128            72,446
Affiliated Computer
   Services, Inc. -- Class A*                          1,398            72,151
Tellabs, Inc.*                                         5,271            70,157
Harris Corp.+                                          1,672            69,405
Iron Mountain, Inc.*+                                  1,783            66,649
Cadence Design Systems, Inc.*+                         3,879            66,525
CheckFree Corp.*+                                      1,330            65,915
Western Digital Corp.*                                 3,327            65,908
DST Systems, Inc.*+                                    1,082            64,379
CDW Corp.+                                             1,153            63,011
McAfee, Inc.*+                                         2,591            62,884
Arrow Electronics, Inc.*                               1,918            61,760
Total System Services, Inc.+                           3,114            59,944
NAVTEQ Corp.*+                                         1,335            59,648
Red Hat, Inc.*+                                        2,504            58,594
Global Payments, Inc.                                  1,206            58,551
Ceridian Corp.*+                                       2,375            58,045
Molex, Inc.+                                           1,718            57,673
Novellus Systems, Inc.*+                               2,334            57,650
Comverse Technology, Inc.*                             2,899            57,313
MoneyGram International, Inc.+                         1,646            55,882
Atmel Corp.*+                                         10,054            55,800
Jabil Circuit, Inc.+                                   2,169            55,526
RSA Security, Inc.*                                    1,987            54,027
Vishay Intertechnology, Inc.*+                         3,423            53,844
Convergys Corp.*+                                      2,747            53,566
Symbol Technologies, Inc.+                             4,850            52,331
Sanmina-SCI Corp.*                                    11,279            51,883
LSI Logic Corp.*+                                      5,796            51,874
Diebold, Inc.+                                         1,273            51,709
Integrated Device
   Technology, Inc.*+                                  3,637            51,573
Sabre Holdings Corp.+                                  2,344            51,568
Ingram Micro, Inc. -- Class A*+                        2,839            51,471
Solectron Corp.*+                                     14,961            51,167

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 135

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

Intersil Corp. -- Class A                              2,194   $        51,010
International Rectifier Corp.*+                        1,293            50,530
Activision, Inc.*                                      4,432            50,436
Ciena Corp.*+                                         10,467            50,346
JDS Uniphase Corp.*+                                  19,850            50,220
Agere Systems, Inc.*                                   3,414            50,186
Mettler Toledo International, Inc.*                      820            49,667
QLogic Corp.*+                                         2,858            49,272
Teradyne, Inc.*+                                       3,536            49,256
AVX Corp.+                                             3,092            48,823
Factset Research Systems, Inc.                         1,030            48,719
Trimble Navigation Ltd.*                               1,090            48,658
Avnet, Inc.*+                                          2,375            47,547
Synopsys, Inc.*                                        2,516            47,225
Tech Data Corp.*+                                      1,221            46,777
Novell, Inc.*+                                         7,050            46,741
Compuware Corp.*                                       6,919            46,357
Fair Isaac Corp.                                       1,272            46,186
Salesforce.com, Inc.*+                                 1,729            46,095
Varian Semiconductor Equipment
   Associates, Inc.*+                                  1,412            46,045
Fairchild Semiconductor
   International, Inc.*+                               2,504            45,498
Acxiom Corp.+                                          1,817            45,425
Transaction Systems
   Architects, Inc. -- Class A*                        1,080            45,025
Reynolds & Reynolds Co. --
   Class A                                             1,463            44,870
3Com Corp.*+                                           8,653            44,303
Tektronix, Inc.                                        1,505            44,277
CommScope, Inc.*                                       1,409            44,271
Unisys Corp.*                                          6,979            43,828
Polycom, Inc.*+                                        1,983            43,467
Zebra Technologies Corp. --
   Class A*                                            1,243            42,461
National Instruments Corp.+                            1,545            42,333
Anixter International, Inc.+                             890            42,239
Cymer, Inc.*                                             900            41,814
WebEx Communications, Inc.*+                           1,170            41,582
Daktronics, Inc.                                       1,440            41,573
Cypress Semiconductor Corp.*+                          2,837            41,250
Belden CDT, Inc.+                                      1,237            40,883
BISYS Group, Inc.*                                     2,969            40,675
Gartner, Inc. -- Class A*+                             2,834            40,243
Micros Systems, Inc.*+                                   910            39,749
Sybase, Inc.*+                                         2,046            39,692
F5 Networks, Inc.*                                       740            39,575
CACI International, Inc. --
   Class A*                                              670            39,081
MPS Group, Inc.*+                                      2,593            39,051
Jack Henry & Associates, Inc.                          1,979            38,907
ADTRAN, Inc.                                           1,693            37,974

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

Itron, Inc.*+                                            640   $        37,926
Advent Software, Inc.*+                                1,030            37,152
Hyperion Solutions Corp.*                              1,343            37,067
Plexus Corp.*+                                         1,080            36,947
Nvidia Corp.*                                          1,728            36,789
Imation Corp.                                            890            36,534
Komag, Inc.*                                             790            36,482
Ansys, Inc.*                                             760            36,343
PMC -- Sierra, Inc.*+                                  3,856            36,246
Microsemi Corp.*                                       1,480            36,082
Cree, Inc.*+                                           1,514            35,973
ADC Telecommunications, Inc.*                          2,122            35,777
CSG Systems International, Inc.*                       1,427            35,304
Silicon Laboratories, Inc.*                              990            34,798
Mentor Graphics Corp.*+                                2,670            34,657
Flir Systems, Inc.*+                                   1,544            34,061
Utstarcom, Inc.*+                                      4,336            33,777
THQ, Inc.*                                             1,551            33,502
Digital Insight Corp.*                                   970            33,261
Filenet Corp.*                                         1,230            33,124
Kronos, Inc./MA*                                         910            32,951
Quality Systems, Inc.+                                   890            32,770
Parametric Technology Corp.*+                          2,578            32,766
Hewitt Associates, Inc. -- Class A*                    1,454            32,686
Macrovision Corp.*                                     1,512            32,538
Avocent Corp.*+                                        1,238            32,497
Avid Technology, Inc.*+                                  970            32,330
Diodes, Inc.*                                            780            32,323
Cognex Corp.                                           1,240            32,277
Global Imaging Systems, Inc.*                            780            32,198
Andrew Corp.*                                          3,564            31,577
Coherent, Inc.*                                          930            31,369
Rogers Corp.*                                            540            30,424
Technitrol, Inc.                                       1,290            29,863
Dolby Laboratories, Inc. --
   Class A*                                            1,280            29,824
Paxar Corp.*                                           1,431            29,436
FEI Co.*+                                              1,290            29,257
eFunds Corp.*                                          1,320            29,106
Dycom Industries, Inc.*+                               1,360            28,954
Semtech Corp.*                                         1,997            28,857
Netgear, Inc.*+                                        1,310            28,362
Littelfuse, Inc.*                                        810            27,848
RF Micro Devices, Inc.*+                               4,630            27,641
KEMET Corp.*                                           2,993            27,595
SRA International, Inc. --
   Class A*+                                           1,030            27,429
Progress Software Corp.*                               1,170            27,390
Gevity HR, Inc.+                                       1,030            27,347
ATMI, Inc.*                                            1,110            27,328
Veeco Instruments, Inc.*+                              1,130            26,939
Aeroflex, Inc.*                                        2,308            26,934

                                              See Notes to Financial Statements.


136 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
   TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

Websense, Inc.*                                        1,306   $        26,825
Brooks Automation, Inc.*+                              2,267            26,751
Scansource, Inc.*+                                       910            26,681
MTS Systems Corp.                                        670            26,472
Skyworks Solutions, Inc.*                              4,804            26,470
Checkpoint Systems, Inc.*+                             1,190            26,430
Powerwave Technologies, Inc.*                          2,849            25,983
Comtech Telecommunications
   Corp.*                                                880            25,758
Internet Security Systems, Inc.*+                      1,351            25,466
Agilsys, Inc.                                          1,410            25,380
Plantronics, Inc.+                                     1,140            25,319
MRO Software, Inc.*                                    1,260            25,288
Lattice Semiconductor Corp.*                           4,089            25,270
Benchmark Electronics, Inc.*                           1,046            25,230
DSP Group, Inc.*+                                      1,010            25,099
ViaSat, Inc.*                                            970            24,910
SPSS, Inc.*                                              770            24,748
Gateway, Inc.*+                                       12,908            24,525
Cabot Microelectronics Corp.*                            800            24,248
Axcelis Technologies, Inc.*+                           4,108            24,237
CTS Corp.                                              1,620            24,122
InfoSpace, Inc.*                                       1,050            23,804
Keane, Inc.*+                                          1,904            23,800
Triquint Semiconductor, Inc.*                          5,297            23,625
Micrel, Inc.*                                          2,360            23,624
Supertex, Inc.*                                          590            23,565
Newport Corp.*+                                        1,450            23,374
Advanced Energy Industries, Inc.*+                     1,762            23,329
Inter-Tel, Inc.+                                       1,100            23,166
Talx Corp.                                             1,055            23,073
Wind River Systems, Inc.*+                             2,590            23,051
Black Box Corp.+                                         600            22,998
Applied Micro Circuits Corp.*+                         8,416            22,976
Open Solutions, Inc.*                                    850            22,619
Mantech International Corp. --
   Class A*                                              730            22,528
Synaptics, Inc.*+                                      1,050            22,470
Manhattan Associates, Inc.*+                           1,100            22,319
Radisys Corp.*                                         1,012            22,224
Photronics, Inc.*+                                     1,472            21,786
Park Electrochemical Corp.+                              820            21,115
Epicor Software Corp.*+                                1,994            20,997
Exar Corp.*                                            1,560            20,701
Take-Two Interactive
   Software, Inc.*+                                    1,936            20,638
McData Corp. -- Class A*                               5,004            20,416
Altiris, Inc.*                                         1,130            20,385
Ciber, Inc.*+                                          3,089            20,357
Electro Scientific Industries, Inc.*                   1,130            20,329
JDA Software Group, Inc.*                              1,410            19,782
Hutchinson Technology, Inc.*+                            910            19,683

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

Standard Microsystems Corp.*                             900   $        19,647
Adaptec, Inc.*                                         4,501            19,534
Sonic Solutions, Inc.*+                                1,170            19,305
Methode Electronics, Inc. --
   Class A                                             1,831            19,244
Gerber Scientific, Inc.*                               1,460            18,995
Power Integrations, Inc.*+                             1,080            18,878
Brightpoint, Inc.*                                     1,374            18,590
Novatel Wireless, Inc.*                                1,790            18,580
Rudolph Technologies, Inc.*                            1,280            18,560
Secure Computing Corp.*+                               2,135            18,361
Actel Corp.*                                           1,260            18,081
Cohu, Inc.                                             1,020            17,901
C-COR, Inc.*+                                          2,313            17,856
MAXIMUS, Inc.                                            770            17,826
Digi International, Inc.*                              1,390            17,417
Mercury Computer Systems, Inc.*                        1,130            17,391
Kulicke & Soffa Industries, Inc.*                      2,326            17,236
EPIQ Systems, Inc.*+                                   1,000            16,640
Bel Fuse, Inc. -- Class B                                502            16,471
Symmetricom, Inc.*                                     2,293            16,212
Radiant Systems, Inc.*                                 1,500            15,855
MapInfo Corp.*                                         1,210            15,791
Ultratech, Inc.*+                                        980            15,425
Ditech Networks, Inc.*                                 1,740            15,173
Harmonic, Inc.*+                                       3,380            15,142
Carreker Corp.*                                        1,937            13,850
X-Rite, Inc.                                           1,250            13,738
Blue Coat Systems, Inc.*                                 810            13,657
Pericom Semiconductor Corp.*                           1,610            13,363
Kopin Corp.*+                                          3,661            13,216
Credence Systems Corp.*                                3,656            12,796
PC-Tel, Inc.*                                          1,482            12,656
Keithley Instruments, Inc.                               960            12,221
Bell Microproducts, Inc.*+                             2,191            11,875
Photon Dynamics, Inc.*                                   940            11,769
Startek, Inc.                                            780            11,661
Captaris, Inc.*                                        2,451            11,397
Catapult Communications Corp.*                         1,040            11,336
Planar Systems, Inc.*                                    930            11,197
MIVA, Inc.*+                                           2,733            11,069
Napster, Inc.*                                         3,577            11,017
Neoware Systems Inc*+                                    810             9,955
Tollgrade Communications, Inc.*                          950             9,215
Phoenix Technologies, Ltd.*                            1,900             9,139
Network Equipment
   Technologies, Inc.*                                 2,470             7,756
ESS Technologies, Inc.*                                3,396             7,335
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $13,782,674)                                               16,042,398
                                                               ---------------

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 137

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
   TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 5)
   4.45% due 07/03/06                        $       103,473   $       103,473
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $103,473)                                                     103,473
                                                               ---------------
SECURITIES LENDING COLLATERAL 27.4%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                              4,413,215         4,413,215
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,413,215)                                                 4,413,215
                                                               ---------------
TOTAL INVESTMENTS 127.6%
   (Cost $18,299,362)                                          $    20,559,086
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (27.6)%                                      $    (4,448,030)
                                                               ===============
NET ASSETS - 100.0%                                            $    16,111,056

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

                                              See Notes to Financial Statements.


138 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.0%

Vodafone Group  PLC -- SP ADR+                        49,133   $     1,046,533
AT&T, Inc.+                                           34,704           967,895
Cisco Systems, Inc.*+                                 48,780           952,673
Verizon Communications, Inc.+                         26,842           898,939
Nokia OYJ -- SP ADR+                                  42,354           858,092
BellSouth Corp.                                       20,876           755,711
Qualcomm, Inc.                                        16,567           663,840
Sprint Nextel Corp.+                                  30,410           607,896
Motorola, Inc.+                                       30,150           607,522
Telefonaktiebolaget LM Ericsson --
   SP ADR+                                            18,146           599,544
Corning, Inc.*                                        21,950           530,970
Alltel Corp.+                                          7,092           452,682
Qwest Communications
   International, Inc.*+                              48,004           388,352
Alcatel SA -- SP ADR*                                 27,880           351,567
American Tower Corp. --
   Class A*+                                          10,792           335,847
Crown Castle International
   Corp.*+                                             7,984           275,767
Lucent Technologies, Inc.*+                          110,834           268,218
NII Holdings, Inc. -- Class B*+                        4,654           262,393
Juniper Networks, Inc.*+                              15,713           251,251
Avaya, Inc.*+                                         18,644           212,914
Tellabs, Inc.*                                        15,413           205,147
Harris Corp.+                                          4,876           202,403
Citizens Communications Co.+                          14,405           187,985
CenturyTel, Inc.+                                      4,965           184,450
Comverse Technology, Inc.*                             8,479           167,630
U.S. Cellular Corp.*                                   2,758           167,135
PanAmSat Holding Corp.                                 6,438           160,886
Ciena Corp.*+                                         30,616           147,263
JDS Uniphase Corp.*+                                  58,050           146,867
Telephone & Data Systems, Inc.                         3,500           144,900
3Com Corp.*+                                          25,287           129,469
CommScope, Inc.*+                                      4,105           128,979
Polycom, Inc.*+                                        5,798           127,092
Belden CDT, Inc.+                                      3,620           119,641
F5 Networks, Inc.*                                     2,152           115,089
ADTRAN, Inc.                                           4,954           111,118
ADC Telecommunications, Inc.*+                         6,193           104,414
Utstarcom, Inc.*+                                     12,694            98,886
Avocent Corp.*+                                        3,607            94,684
Andrew Corp.*                                         10,427            92,383
Cincinnati Bell, Inc.*                                21,406            87,765
Dycom Industries, Inc.*+                               3,990            84,947
Netgear, Inc.*                                         3,814            82,573
Commonwealth Telephone
   Enterprises, Inc.                                   2,302            76,334
Powerwave Technologies, Inc.*                          8,332            75,988

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

Comtech Telecommunications
   Corp.*                                              2,554   $        74,756
Plantronics, Inc.+                                     3,339            74,159
General Communication, Inc. --
   Class A*                                            5,964            73,476
ViaSat, Inc.*                                          2,832            72,726
Inter-Tel, Inc.+                                       3,215            67,708
Black Box Corp.                                        1,746            66,924
Embarq Corp.*+                                         1,525            62,510
C-COR, Inc.*+                                          6,772            52,280
Digi International, Inc.*                              4,058            50,847
Bel Fuse, Inc. -- Class B                              1,475            48,395
Symmetricom, Inc.*                                     6,716            47,482
Ditech Networks, Inc.*                                 5,096            44,437
Harmonic, Inc.*+                                       9,877            44,249
Blue Coat Systems, Inc.*                               2,360            39,790
PC-Tel, Inc.*                                          4,337            37,038
Tollgrade Communications, Inc.*                        2,776            26,927
Network Equipment
   Technologies, Inc.*                                 7,230            22,702
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $11,210,442)                                               15,439,040
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                             ---------------
REPURCHASE AGREEMENTS 0.2%
Repurchase Agreement (Note 5)
   4.45% due 07/03/06                        $        36,816            36,816
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $36,816)                                                       36,816
                                                               ---------------
SECURITIES LENDING COLLATERAL 38.9%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank (Note 8)                              6,065,422         6,065,422
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $6,065,422)                                                 6,065,422
                                                               ---------------
TOTAL INVESTMENTS 138.1%
   (Cost $17,312,680)                                          $    21,541,278
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (38.1)%                                      $    (5,943,964)
                                                               ===============
NET ASSETS - 100.0%                                            $    15,597,314

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

      ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 139

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   TRANSPORTATION FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.5%

United Parcel Service, Inc. --
   Class B+                                           53,591   $     4,412,147
FedEx Corp.+                                          30,820         3,601,625
Burlington Northern
   Santa Fe Corp.                                     39,244         3,110,087
Union Pacific Corp.+                                  31,774         2,953,711
Norfolk Southern Corp.                                53,192         2,830,878
CSX Corp.+                                            36,015         2,536,897
Expeditors International
   Washington, Inc.                                   41,708         2,336,065
Southwest Airlines Co.+                              125,415         2,053,043
CH Robinson Worldwide, Inc.+                          35,235         1,878,025
Ryder System, Inc.+                                   21,827         1,275,352
AMR Corp.*+                                           49,187         1,250,333
J.B. Hunt Transport Services, Inc.+                   50,180         1,249,984
Con-way, Inc.                                         19,133         1,108,375
Swift Transportation Co., Inc.*                       34,629         1,099,817
Landstar System, Inc.                                 21,682         1,024,041
YRC Worldwide, Inc.*+                                 23,042           970,299
Kirby Corp.*                                          23,322           921,219
JetBlue Airways Corp.*+                               75,338           914,603
Laidlaw International, Inc.                           36,030           907,956
Kansas City Southern*+                                32,331           895,569
EGL, Inc.*+                                           17,703           888,691
Old Dominion Freight Line, Inc.*                      22,060           829,235
Heartland Express, Inc.+                              46,016           823,226
Alexander & Baldwin, Inc.+                            18,048           798,985
Werner Enterprises, Inc.+                             39,070           791,949
Knight Transportation, Inc.+                          39,084           789,497
Arkansas Best Corp.                                   15,110           758,673
Alaska Air Group, Inc.*+                              18,212           717,917
Forward Air Corp.+                                    17,209           700,923
SkyWest, Inc.+                                        26,742           663,202
AirTran Holdings, Inc.*+                              41,659           619,053
HUB Group, Inc. -- Class A*+                          24,840           609,325
Mesa Air Group, Inc.*+                                32,780           322,883
Frontier Airlines Holdings, Inc.*+                    40,650           293,086
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $34,144,835)                                               46,936,671
                                                               ---------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.4%
Repurchase Agreement (Note 5)
   4.45% due 07/03/06                        $       199,061   $       199,061
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $199,061)                                                     199,061
                                                               ---------------
SECURITIES LENDING COLLATERAL 29.9%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank (Note 8)                             14,089,847        14,089,847
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $14,089,847)                                               14,089,847
                                                               ---------------
TOTAL INVESTMENTS 129.8%
   (Cost $48,433,743)                                          $    61,225,579
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (29.8)%                                      $   (14,047,493)
                                                               ===============
NET ASSETS - 100.0%                                            $    47,178,086

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

                                              See Notes to Financial Statements.


140 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   UTILITIES FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Exelon Corp.+                                         17,714   $     1,006,687
TXU Corp.                                             16,038           958,912
Dominion Resources, Inc./VA+                          11,194           837,199
Duke Energy Corp.+                                    28,141           826,501
Southern Co.+                                         23,728           760,482
FirstEnergy Corp.                                     12,951           702,074
Public Service Enterprise
   Group, Inc.                                         9,881           653,332
FPL Group, Inc.+                                      15,644           647,349
Entergy Corp.+                                         8,664           612,978
PG&E Corp.+                                           14,863           583,819
American Electric Power Co., Inc.                     16,971           581,257
PPL Corp.+                                            17,932           579,204
AES Corp.*+                                           30,930           570,658
Edison International                                  14,025           546,975
Sempra Energy                                         11,813           537,255
Consolidated Edison, Inc.+                            11,844           526,347
Progress Energy, Inc.+                                11,944           512,039
Ameren Corp.+                                         10,115           510,807
Constellation Energy Group, Inc.                       9,007           491,062
Xcel Energy, Inc.+                                    23,523           451,171
Questar Corp.+                                         5,509           443,419
DTE Energy Co.+                                       10,500           427,770
NRG Energy, Inc.*+                                     8,685           418,443
KeySpan Corp.+                                        10,309           416,484
Allegheny Energy, Inc.*+                              10,950           405,916
NiSource, Inc.+                                       18,313           399,956
MDU Resources Group, Inc.                              9,442           345,672
Wisconsin Energy Corp.                                 8,530           343,759
Pepco Holdings, Inc.+                                 14,406           339,693
Alliant Energy Corp.                                   9,630           330,309
SCANA Corp.+                                           8,540           329,473
Oneok, Inc.+                                           9,512           323,788
Reliant Energy, Inc.*+                                26,795           321,004
CenterPoint Energy, Inc.+                             25,457           318,212
Pinnacle West Capital Corp.+                           7,940           316,885
OGE Energy Corp.+                                      8,812           308,684
Equitable Resources, Inc.                              9,034           302,639
Energy East Corp.+                                    12,297           294,267
Northeast Utilities                                   13,980           288,967
DPL, Inc.+                                            10,771           288,663
Southern Union, Co.+                                  10,577           286,214
National Fuel Gas Co.+                                 8,020           281,823
AGL Resources, Inc.+                                   7,331           279,458
Energen Corp.                                          7,230           277,704
NSTAR                                                  9,638           275,647
UGI Corp.+                                            11,134           274,119
TECO Energy, Inc.+                                    17,927           267,829
CMS Energy Corp.*                                     20,590           266,435
Sierra Pacific Resources*+                            19,025           266,350

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
-------------------------------------------------------------------------------

Puget Energy, Inc.                                    11,660   $       250,457
Aqua America, Inc.                                    10,750           244,992
Atmos Energy Corp.                                     8,744           244,045
Hawaiian Electric Industries, Inc.                     8,626           240,752
Vectren Corp.+                                         8,476           230,971
Great Plains Energy, Inc.+                             8,132           226,558
WPS Resources Corp.                                    4,505           223,448
Nicor, Inc.+                                           5,269           218,664
Dynegy, Inc. -- Class A*                              39,739           217,372
Piedmont Natural Gas Co.+                              8,900           216,270
Westar Energy, Inc.                                   10,198           214,668
PNM Resources, Inc.                                    8,378           209,115
Aquila, Inc.*                                         48,272           203,225
IDACORP, Inc.                                          5,703           195,556
Allete, Inc.+                                          4,020           190,347
Southwest Gas Corp.                                    5,930           185,846
Peoples Energy Corp.+                                  5,170           185,655
WGL Holdings, Inc.+                                    6,310           182,675
New Jersey Resources Corp.                             3,900           182,442
Duquesne Light Holdings, Inc.                         10,860           178,538
Avista Corp.                                           7,647           174,581
Cleco Corp.+                                           7,475           173,794
Black Hills Corp.                                      4,930           169,247
Unisource Energy Corp.                                 5,342           166,403
Northwest Natural Gas Co.+                             4,400           162,932
El Paso Electric Co.*                                  7,947           160,212
UIL Holding Corp.                                      2,570           144,665
South Jersey Industries, Inc.                          5,140           140,785
CH Energy Group, Inc.                                  2,840           136,320
Laclede Group, Inc.                                    3,922           134,760
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $23,077,801)                                               28,140,985
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                             ---------------
REPURCHASE AGREEMENTS 1.2%
Repurchase Agreement (Note 5)
   4.45% due 07/03/06                        $       322,801           322,801
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $322,801)                                                     322,801
                                                               ---------------
SECURITIES LENDING COLLATERAL 24.2%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank (Note 8)                              6,847,032         6,847,032
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $6,847,032)                                                 6,847,032
                                                               ---------------
TOTAL INVESTMENTS 124.9%
   (Cost $30,247,634)                                          $    35,310,818
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (24.9)%                                      $    (7,033,945)
                                                               ===============
NET ASSETS - 100.0%                                            $    28,276,873

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      8.

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 141

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                INVERSE                                 INVERSE
                                                               NOVA             S&P 500                 OTC                 OTC
                                                               FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)         $     69,497,150    $    127,610,865    $     87,604,254    $     38,181,388
Segregated Cash with Broker                                 969,900           1,033,000             300,000             525,000
Cash                                                             --                  --                  --                  22
Receivable for Equity Index Swap Settlement
  (Note 1)                                                  806,202                  --              12,807                  --
Receivable for Futures Contracts Settlement
  (Note 1)                                                       --               2,850                  --              37,625
Receivable for Securities Sold (Note 1)                          --                  --                  --                  --
Receivable for Fund Shares Purchased                      1,572,051              78,838           5,901,873              10,583
Investment Income Receivable (Note 1)                        53,941              37,094               1,878               8,801
Other Assets                                                     --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                          72,899,244         128,762,647          93,820,812          38,763,419
===============================================================================================================================

LIABILITIES
Short Sales at Market Value                                      --                  --                  --                  --
Payable to cover Short Sale                                      --                  --                  --                  --
Payable for Equity Index Swap Settlement (Note 1)                --           2,454,604                  --           1,109,959
Payable for Futures Contracts Settlement (Note 1)            21,414                  --              12,587                  --
Payable upon Return of Securities Loaned (Note 8)        10,456,961                  --          20,502,954                  --
Payable for Securities Purchased (Note 1)                        --                  --                  --                  --
Liability for Fund Shares Redeemed                            2,111           4,451,552              10,377           3,358,844
Investment Advisory Fees Payable (Note 3)                    38,513              66,479              46,500              29,575
Transfer Agent and Administrative Fees Payable
  (Note 3)                                                   12,838              18,466              15,500               8,215
Distribution and Service Fees Payable (Note 3)               12,838              18,466              15,500               8,215
Portfolio Accounting Fees Payable (Note 3)                    5,135               7,387               6,200               3,286
Custody Fees Payable                                          1,232               1,773               1,488                 789
Interest Payable                                                 --                  --                  --                  --
Other Liabilities                                            74,926              36,854              68,497              19,343
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                     10,625,968           7,055,581          20,679,603           4,538,226
===============================================================================================================================
NET ASSETS                                         $     62,273,276    $    121,707,066    $     73,141,209    $     34,225,193
===============================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                    $    153,363,916    $    148,468,249    $    448,112,506    $     41,881,136
Undistributed Net Investment Income (Loss)                  957,302           1,148,335            (267,908)            877,589
Accumulated Net Realized Gain (Loss) on
  Investments, Equity Index Swaps, and Futures
  Contracts                                             (97,811,988)        (25,545,039)       (395,539,980)         (7,567,644)
Net Unrealized Appreciation (Depreciation) on
  Investments, Equity Index Swaps, and Futures
  Contracts                                               5,764,046          (2,364,479)         20,836,591            (965,888)
===============================================================================================================================
NET ASSETS                                         $     62,273,276    $    121,707,066    $     73,141,209    $     34,225,193
===============================================================================================================================
SHARES OUTSTANDING                                        7,155,780          23,531,134           5,286,374           1,492,409
NET ASSET VALUES                                   $           8.70    $           5.17    $          13.84    $          22.93

*     THE COST OF SECURITIES AT VALUE IS $64,545,751, $127,610,865, $66,836,156,
      $38,181,388, $22,178,316, $42,418,056, $45,180,585, $3,284,788,
      $56,809,800, $22,663,473, $68,740,931, AND $64,842,823, RESPECTIVELY.

                                              See Notes to Financial Statements.


142 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                                   June 30, 2006
--------------------------------------------------------------------------------

                                                            DYNAMIC             DYNAMIC             MID-CAP             INVERSE
                                                            S&P 500                 OTC           ADVANTAGE             MID-CAP
                                                               FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)         $     24,493,506    $     46,400,299    $     47,241,913    $      3,284,788
Segregated Cash with Broker                                 748,750           1,515,000             534,600               5,400
Cash                                                             80                  --                  --                  --
Receivable for Equity Index Swap Settlement
  (Note 1)                                                  438,026           1,160,809                  --                  --
Receivable for Futures Contracts Settlement
  (Note 1)                                                       --                  --              37,620                  --
Receivable for Securities Sold (Note 1)                          --                  --                  --                  --
Receivable for Fund Shares Purchased                      2,110,169           9,903,163              27,240               2,863
Investment Income Receivable (Note 1)                        19,327               2,820              19,108               1,019
Other Assets                                                  7,020                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                          27,816,878          58,982,091          47,860,481           3,294,070
===============================================================================================================================

LIABILITIES
Short Sales at Market Value                                      --                  --                  --                  --
Payable to cover Short Sale                                      --                  --                  --                  --
Payable for Equity Index Swap Settlement (Note 1)             6,708                  --             257,824             212,701
Payable for Futures Contracts Settlement (Note 1)            30,620             105,240                  --                 380
Payable upon Return of Securities Loaned (Note 8)         3,393,562          10,039,820           6,954,446                  --
Payable for Securities Purchased (Note 1)                        --                  --             991,872                  --
Liability for Fund Shares Redeemed                          536,669             181,989           7,932,262             614,703
Investment Advisory Fees Payable (Note 3)                    17,514              33,172              28,552               2,626
Transfer Agent and Administrative Fees Payable
  (Note 3)                                                    4,865               9,214               7,931                 729
Distribution and Service Fees Payable (Note 3)                4,865               9,214               7,931                 729
Portfolio Accounting Fees Payable (Note 3)                    1,946               3,686               3,172                 292
Custody Fees Payable                                            467               1,049               2,082                  70
Interest Payable                                                 --                  --                  --                  --
Other Liabilities                                            16,000              25,722              29,564               2,231
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                      4,013,216          10,409,106          16,215,636             834,461
===============================================================================================================================
NET ASSETS                                         $     23,803,662    $     48,572,985    $     31,644,845    $      2,459,609
===============================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                    $     23,655,161    $     53,203,099    $     21,814,675    $      3,392,399
Undistributed Net Investment Income (Loss)                  243,573             (14,130)             31,289              55,009
Accumulated Net Realized Gain (Loss) on
  Investments, Equity Index Swaps, and Futures
  Contracts                                              (2,891,761)         (9,872,106)          7,083,494            (949,487)
Net Unrealized Appreciation (Depreciation) on
  Investments, Equity Index Swaps, and Futures
  Contracts                                               2,796,689           5,256,122           2,715,387             (38,312)
===============================================================================================================================
NET ASSETS                                         $     23,803,662    $     48,572,985    $     31,644,845    $      2,459,609
===============================================================================================================================
SHARES OUTSTANDING                                        1,275,969           2,463,279           1,008,877              63,933
NET ASSET VALUES                                   $          18.66    $          19.72    $          31.37    $          38.47

                                                                                                 GOVERNMENT             INVERSE
                                                    RUSSELL 2000(R)                 INVERSE       LONG BOND          GOVERNMENT
                                                          ADVANTAGE         RUSSELL 2000(R)       ADVANTAGE           LONG BOND
                                                               FUND                    FUND            FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)         $     60,146,726    $     22,663,473    $     68,823,622    $     64,841,273
Segregated Cash with Broker                               1,094,786             224,100             869,000             140,938
Cash                                                             --                  --                  --                  --
Receivable for Equity Index Swap Settlement
  (Note 1)                                                  196,342                  --                  --                  --
Receivable for Futures Contracts Settlement
  (Note 1)                                                   92,480                  --             649,158                  --
Receivable for Securities Sold (Note 1)                   3,944,539                  --           4,603,560                  --
Receivable for Fund Shares Purchased                      2,041,398              16,096             938,581             390,404
Investment Income Receivable (Note 1)                        32,857               7,463             539,248              17,607
Other Assets                                                     --                  --                 665                  --
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                          67,549,128          22,911,132          76,423,834          65,390,222
===============================================================================================================================

LIABILITIES
Short Sales at Market Value                                      --                  --                  --          25,319,063
Payable to cover Short Sale                                      --                  --                  --           2,489,028
Payable for Equity Index Swap Settlement (Note 1)           382,567             818,642                  --                  --
Payable for Futures Contracts Settlement (Note 1)                --              26,739                  --             106,560
Payable upon Return of Securities Loaned (Note 8)        10,244,351                  --                  --                  --
Payable for Securities Purchased (Note 1)                 3,667,508                  --                  --                  --
Liability for Fund Shares Redeemed                        4,105,437           1,073,562           9,289,668           3,096,859
Investment Advisory Fees Payable (Note 3)                    31,452              16,158              31,663              26,436
Transfer Agent and Administrative Fees Payable
  (Note 3)                                                    8,737               4,488              12,665               7,343
Distribution and Service Fees Payable (Note 3)                8,737               4,488              15,832               7,343
Portfolio Accounting Fees Payable (Note 3)                    3,495               1,795               6,333               2,937
Custody Fees Payable                                            875                 431               2,783                 705
Interest Payable                                                 --                  --                  --             484,620
Other Liabilities                                            35,774               8,528              34,537              25,507
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                     18,488,933           1,954,831           9,393,481          31,566,401
===============================================================================================================================
NET ASSETS                                         $     49,060,195    $     20,956,301    $     67,030,353    $     33,823,821
===============================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                    $     48,694,096    $     26,784,313    $     77,591,058    $     39,596,218
Undistributed Net Investment Income (Loss)                   76,406             216,411                  --             454,075
Accumulated Net Realized Gain (Loss) on
  Investments, Equity Index Swaps, and Futures
  Contracts                                              (4,310,998)         (5,427,614)        (11,341,715)         (8,225,525)
Net Unrealized Appreciation (Depreciation) on
  Investments, Equity Index Swaps, and Futures
  Contracts                                               4,600,691            (616,809)            781,010           1,999,053
===============================================================================================================================
NET ASSETS                                         $     49,060,195    $     20,956,301    $     67,030,353    $     33,823,821
===============================================================================================================================
SHARES OUTSTANDING                                        1,316,277             548,109           6,210,871           1,436,080
NET ASSET VALUES                                   $          37.27    $          38.23    $          10.79    $          23.55


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 143

--------------------------------------------------------------------------------

                                                                                                                        INVERSE
                                                             EUROPE               JAPAN             DYNAMIC             DYNAMIC
                                                          ADVANTAGE           ADVANTAGE                 DOW                 DOW
                                                               FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)         $     31,177,820    $     26,812,098    $     44,418,909    $      3,720,803
Segregated Cash with Broker                                      --             257,500             971,100              93,600
Cash                                                             --                  --                  --                  --
Receivable for Equity Index Swap Settlement
  (Note 1)                                                1,332,691           3,110,020             891,383                  --
Receivable for Futures Contracts Settlement
  (Note 1)                                                       --              36,250                  --               6,480
Receivable for Securities Sold (Note 1)                          --                  --                  --                  --
Receivable for Fund Shares Purchased                        991,584             681,186              20,693                  --
Investment Income Receivable (Note 1)                        79,058               8,455              21,990               1,026
Other Assets                                                     --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                          33,581,153          30,905,509          46,324,075           3,821,909
===============================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                --                  --                  --             280,583
Payable for Futures Contracts Settlement (Note 1)                --                  --              67,230                  --
Payable upon Return of Securities Loaned (Note 8)                --                  --           3,949,650                  --
Payable for Securities Purchased (Note 1)                        --                  --                  --                  --
Liability for Fund Shares Redeemed                               17               1,090           2,794,130             363,995
Investment Advisory Fees Payable (Note 3)                    25,181              22,322              15,835               3,122
Transfer Agent and Administrative Fees Payable
  (Note 3)                                                    6,995               6,200               4,399                 867
Distribution and Service Fees Payable (Note 3)                6,995               6,200               4,399                 867
Portfolio Accounting Fees Payable (Note 3)                    2,798               2,480               1,759                 347
Custody Fees Payable                                            671                 595                 422                  84
Other Liabilities                                            23,533              24,584               8,625               4,178
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                         66,190              63,471           6,846,449             654,043
===============================================================================================================================
NET ASSETS                                         $     33,514,963    $     30,842,038    $     39,477,626    $      3,167,866
===============================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                    $     30,553,703    $     24,729,407    $     37,340,561    $      4,145,846
Undistributed Net Investment Income (Loss)                  911,748             885,925              96,740              97,429
Accumulated Net Realized Gain (Loss) on
  Investments, Equity Index Swaps, Currency Index
  Swaps, and Futures Contracts                           (1,650,910)          2,112,827            (208,521)           (880,843)
Net Unrealized Appreciation (Depreciation) on
  Investments, Equity Index Swaps, Currency Index
  Swaps, and Futures Contracts                            3,700,422           3,113,879           2,248,846            (194,566)
===============================================================================================================================
NET ASSETS                                         $     33,514,963    $     30,842,038    $     39,477,626    $      3,167,866
===============================================================================================================================
SHARES OUTSTANDING                                        1,255,527             916,772           1,606,922              77,959
NET ASSET VALUES                                   $          26.69    $          33.64    $          24.57    $          40.63

*     THE COST OF SECURITIES AT VALUE IS $28,810,089, $26,812,098, $43,392,260,
      $3,720,803, $18,179,224, $24,556,953, $44,147,912, $10,662,305,
      $18,907,245, $18,279,192, $2,561,803, AND $6,858,072, RESPECTIVELY.

                                              See Notes to Financial Statements.


144 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                                   June 30, 2006
--------------------------------------------------------------------------------

                                                          SMALL-CAP             MID-CAP           LARGE-CAP           SMALL-CAP
                                                              VALUE               VALUE               VALUE              GROWTH
                                                               FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)         $     20,960,197    $     26,290,945    $     47,196,161    $     12,504,435
Segregated Cash with Broker                                      --                  --                  --                  --
Cash                                                             --                  --               1,462                  --
Receivable for Equity Index Swap Settlement
  (Note 1)                                                       --                  --                  --                  --
Receivable for Futures Contracts Settlement
  (Note 1)                                                       --                  --                  --                  --
Receivable for Securities Sold (Note 1)                   1,070,904                  --                  --                  --
Receivable for Fund Shares Purchased                        187,630             981,616           7,100,051           1,133,706
Investment Income Receivable (Note 1)                        18,585              24,015              44,484               2,203
Other Assets                                                     --                  --              81,588                  --
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                          22,237,316          27,296,576          54,423,746          13,640,344
===============================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                --                  --                  --                  --
Payable for Futures Contracts Settlement (Note 1)                --                  --                  --                  --
Payable upon Return of Securities Loaned (Note 8)         2,464,307           4,945,527           9,265,156           2,509,278
Payable for Securities Purchased (Note 1)                        --             983,739           7,056,485           1,119,933
Liability for Fund Shares Redeemed                        1,338,994              10,251                  --               2,870
Investment Advisory Fees Payable (Note 3)                    11,360              13,125              17,668               7,128
Transfer Agent and Administrative Fees Payable
  (Note 3)                                                    3,787               4,375               5,889               2,376
Distribution and Service Fees Payable (Note 3)                3,787               4,375               5,889               2,376
Portfolio Accounting Fees Payable (Note 3)                    1,515               1,750               2,356                 950
Custody Fees Payable                                            373                 420                 674                 265
Other Liabilities                                            17,280              15,008              16,765              13,299
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                      3,841,403           5,978,570          16,370,882           3,658,475
===============================================================================================================================
NET ASSETS                                         $     18,395,913    $     21,318,006    $     38,052,864    $      9,981,869
===============================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                    $     15,611,494    $     22,477,292    $     35,264,025    $      9,358,959
Undistributed Net Investment Income (Loss)                  108,694             142,283             148,782             (98,060)
Accumulated Net Realized Gain (Loss) on
  Investments, Equity Index Swaps, Currency Index
  Swaps, and Futures Contracts                             (105,248)         (3,035,561)           (408,192)         (1,121,160)
Net Unrealized Appreciation (Depreciation) on
  Investments, Equity Index Swaps, Currency Index
  Swaps, and Futures Contracts                            2,780,973           1,733,992           3,048,249           1,842,130
===============================================================================================================================
NET ASSETS                                         $     18,395,913    $     21,318,006    $     38,052,864    $      9,981,869
===============================================================================================================================
SHARES OUTSTANDING                                          661,737           1,039,812           1,279,824             337,088
NET ASSET VALUES                                   $          27.80    $          20.50    $          29.73    $          29.61

                                                                                                    DYNAMIC             DYNAMIC
                                                            MID-CAP           LARGE-CAP       STRENGTHENING           WEAKENING
                                                             GROWTH              GROWTH              DOLLAR              DOLLAR
                                                               FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)         $     20,627,873    $     19,099,914    $      2,561,803    $      6,858,072
Segregated Cash with Broker                                      --                  --                  --               1,100
Cash                                                             --                  --                  --                  --
Receivable for Equity Index Swap Settlement
  (Note 1)                                                       --                  --              16,560                  --
Receivable for Futures Contracts Settlement
  (Note 1)                                                       --                  --                  --                 600
Receivable for Securities Sold (Note 1)                          --                  --                  --                  --
Receivable for Fund Shares Purchased                      4,864,940           1,525,191                  --           1,178,807
Investment Income Receivable (Note 1)                         1,855               5,137                 820               2,374
Other Assets                                                     --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                          25,494,668          20,630,242           2,579,183           8,040,953
===============================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                --                  --                  --             381,396
Payable for Futures Contracts Settlement (Note 1)                --                  --                  --                  --
Payable upon Return of Securities Loaned (Note 8)         3,986,479           3,781,705                  --                  --
Payable for Securities Purchased (Note 1)                 4,839,710           1,491,920                  --                  --
Liability for Fund Shares Redeemed                               --                  93             114,015                  --
Investment Advisory Fees Payable (Note 3)                     9,272               8,905               1,824               6,146
Transfer Agent and Administrative Fees Payable
  (Note 3)                                                    3,091               2,968                 507               1,707
Distribution and Service Fees Payable (Note 3)                3,091               2,968                 507               1,707
Portfolio Accounting Fees Payable (Note 3)                    1,236               1,187                 203                 683
Custody Fees Payable                                            340                 285                  48                 164
Other Liabilities                                            14,788              11,686               1,261               3,240
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                      8,858,007           5,301,717             118,365             395,043
===============================================================================================================================
NET ASSETS                                         $     16,636,661    $     15,328,525    $      2,460,818    $      7,645,910
===============================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                    $     15,693,522    $     15,723,657    $      2,694,760    $      7,058,719
Undistributed Net Investment Income (Loss)                  (95,157)            (62,811)             39,757             101,286
Accumulated Net Realized Gain (Loss) on
  Investments, Equity Index Swaps, Currency Index
  Swaps, and Futures Contracts                             (682,332)         (1,153,043)           (299,799)            538,582
Net Unrealized Appreciation (Depreciation) on
  Investments, Equity Index Swaps, Currency Index
  Swaps, and Futures Contracts                            1,720,628             820,722              26,100             (52,677)
===============================================================================================================================
NET ASSETS                                         $     16,636,661    $     15,328,525    $      2,460,818    $      7,645,910
===============================================================================================================================
SHARES OUTSTANDING                                          556,432             614,694             107,132             277,406
NET ASSET VALUES                                   $          29.90    $          24.94    $          22.97    $          27.56


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 145

--------------------------------------------------------------------------------

                                                          MULTI-CAP                                    U.S.
                                                               CORE              SECTOR          GOVERNMENT
                                                             EQUITY            ROTATION        MONEY MARKET             BANKING
                                                               FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)         $      4,725,920    $    114,473,134    $    372,048,781    $     13,812,290
Cash                                                             --              11,277                  --                 341
Receivable for Equity Index Swap Settlement
  (Note 1)                                                       --                  --                  --                  --
Receivable for Securities Sold (Note 1)                          --                  --                  --             272,763
Receivable for Fund Shares Purchased                         72,949             442,627             557,000              82,878
Investment Income Receivable (Note 1)                         4,347              56,161              56,851              26,304
Other Assets                                                     --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                           4,803,216         114,983,199         372,662,632          14,194,576
===============================================================================================================================

LIABILITIES
Payable for Futures Contracts Settlement (Note 1)               116                  --                  --                  --
Payable upon Return of Securities Loaned (Note 8)                --          24,857,926                  --           2,981,013
Payable for Securities Purchased (Note 1)                        --             582,846                  --                  --
Liability for Fund Shares Redeemed                                2             116,383          16,469,518             377,132
Investment Advisory Fees Payable (Note 3)                     2,655              68,575             156,302              10,479
Transfer Agent and Administrative Fees Payable
  (Note 3)                                                      948              19,049              62,521               3,082
Distribution and Service Fees Payable (Note 3)                  948              19,049              78,151               3,082
Portfolio Accounting Fees Payable (Note 3)                      379               7,619              28,925               1,233
Custody Fees Payable                                             91               2,078               7,503                 347
Cash Due to Custodian Bank                                       --                  --                  --                  --
Dividends Payable                                                --                  --                 236                  --
Other Liabilities                                             1,887              50,817             153,400               9,734
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                          7,026          25,724,342          16,956,556           3,386,102
===============================================================================================================================
NET ASSETS                                         $      4,796,190    $     89,258,857    $    355,706,076    $     10,808,474
===============================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                    $      4,678,135    $     81,099,725    $    355,700,126    $     10,674,370
Undistributed Net Investment Income (Loss)                    3,670            (155,984)              7,496             324,036
Accumulated Net Realized Gain (Loss) on
  Investments, Commodity Index Swap, and Futures
  Contracts                                                  11,196             523,932              (1,546)         (1,625,919)
Net Unrealized Appreciation on Investments,
  Commodity Index Swap, and Futures Contracts               103,189           7,791,184                  --           1,435,987
===============================================================================================================================
NET ASSETS                                         $      4,796,190    $     89,258,857    $    355,706,076    $     10,808,474
===============================================================================================================================
SHARES OUTSTANDING                                          184,969           6,792,736         355,719,735             352,734
NET ASSET VALUES                                   $          25.93    $          13.14    $           1.00    $          30.64

*     THE COST OF SECURITIES AT VALUE IS $4,622,616, $106,681,950, $372,048,781,
      $12,376,303, $39,550,957, $17,717,991, $22,571,881, $30,029,639,
      $29,910,416, $68,371,049, $88,458,807, AND $25,323,782, RESPECTIVELY.

                                              See Notes to Financial Statements.


146 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                                   June 30, 2006
--------------------------------------------------------------------------------

                                                              BASIC                BIO-                                CONSUMER
                                                          MATERIALS          TECHNOLOGY         COMMODITIES            PRODUCTS
                                                               FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)         $     46,601,409    $     20,780,133    $     22,571,881    $     33,091,617
Cash                                                             --                  --                  --                  --
Receivable for Equity Index Swap Settlement
  (Note 1)                                                       --                  --              91,568                  --
Receivable for Securities Sold (Note 1)                     436,798             575,196                  --                  --
Receivable for Fund Shares Purchased                        344,210              41,955           1,207,656             364,429
Investment Income Receivable (Note 1)                        47,154                 780               7,048              61,725
Other Assets                                                530,478                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                          47,960,049          21,398,064          23,878,153          33,517,771
===============================================================================================================================

LIABILITIES
Payable for Futures Contracts Settlement (Note 1)                --                  --                  --                  --
Payable upon Return of Securities Loaned (Note 8)        10,765,525           5,854,704                  --           5,449,897
Payable for Securities Purchased (Note 1)                        --                  --                  --             293,594
Liability for Fund Shares Redeemed                          712,689             668,619                   6              11,811
Investment Advisory Fees Payable (Note 3)                    29,454              12,264               8,468              20,058
Transfer Agent and Administrative Fees Payable
  (Note 3)                                                    8,663               3,607               5,293               5,899
Distribution and Service Fees Payable (Note 3)                8,663               3,607               5,293               5,899
Portfolio Accounting Fees Payable (Note 3)                    3,465               1,443               2,117               2,360
Custody Fees Payable                                          1,955                 346                 508                 690
Cash Due to Custodian Bank                                  394,208                  --                  --                  --
Dividends Payable                                                --                  --                  --                  --
Other Liabilities                                            23,838              19,905              14,429              15,462
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                     11,948,460           6,564,495              36,114           5,805,670
===============================================================================================================================
NET ASSETS                                         $     36,011,589    $     14,833,569    $     23,842,039    $     27,712,101
===============================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                    $     31,233,443    $     20,669,813    $     26,091,303    $     26,350,279
Undistributed Net Investment Income (Loss)                  376,522            (241,798)            414,106             231,933
Accumulated Net Realized Gain (Loss) on
  Investments, Commodity Index Swap, and Futures
  Contracts                                              (2,648,828)         (8,656,588)         (2,904,513)         (1,932,089)
Net Unrealized Appreciation on Investments,
  Commodity Index Swap, and Futures Contracts             7,050,452           3,062,142             241,143           3,061,978
===============================================================================================================================
NET ASSETS                                         $     36,011,589    $     14,833,569    $     23,842,039    $     27,712,101
===============================================================================================================================
SHARES OUTSTANDING                                        1,177,191             738,852           1,022,423             821,013
NET ASSET VALUES                                   $          30.59    $          20.08    $          23.32    $          33.75

                                                                                                     ENERGY           FINANCIAL
                                                        ELECTRONICS              ENERGY            SERVICES            SERVICES
                                                               FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)         $     30,772,922    $     95,589,136    $    125,010,097    $     27,545,690
Cash                                                             --                  --                  --                 810
Receivable for Equity Index Swap Settlement
  (Note 1)                                                       --                  --                  --                  --
Receivable for Securities Sold (Note 1)                   1,884,185                  --                  --                  --
Receivable for Fund Shares Purchased                            148           2,049,959           1,511,128              89,854
Investment Income Receivable (Note 1)                         1,519              37,557              28,525              44,846
Other Assets                                                     --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                          32,658,774          97,676,652         126,549,750          27,681,200
===============================================================================================================================

LIABILITIES
Payable for Futures Contracts Settlement (Note 1)                --                  --                  --                  --
Payable upon Return of Securities Loaned (Note 8)         7,664,861          19,311,940          33,215,605           5,422,283
Payable for Securities Purchased (Note 1)                        --           1,989,419             753,014                  --
Liability for Fund Shares Redeemed                        1,910,512              26,805             707,606              32,484
Investment Advisory Fees Payable (Note 3)                    22,884              52,808              64,213              17,487
Transfer Agent and Administrative Fees Payable
  (Note 3)                                                    6,730              15,532              18,886               5,143
Distribution and Service Fees Payable (Note 3)                6,730              15,532              18,886               5,143
Portfolio Accounting Fees Payable (Note 3)                    2,692               6,213               7,554               2,057
Custody Fees Payable                                            747               1,961               1,813                 494
Cash Due to Custodian Bank                                       --                  --                  --                  --
Dividends Payable                                                --                  --                  --                  --
Other Liabilities                                            17,500              55,539              55,934              20,964
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                      9,632,656          21,475,749          34,843,511           5,506,055
===============================================================================================================================
NET ASSETS                                         $     23,026,118    $     76,200,903    $     91,706,239    $     22,175,145
===============================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                    $     32,283,386    $     34,659,933    $     60,513,003    $     19,215,028
Undistributed Net Investment Income (Loss)                 (175,196)           (101,466)           (474,179)            471,980
Accumulated Net Realized Gain (Loss) on
  Investments, Commodity Index Swap, and Futures
  Contracts                                              (9,944,578)         14,424,349          (4,883,875)            266,229
Net Unrealized Appreciation on Investments,
  Commodity Index Swap, and Futures Contracts               862,506          27,218,087          36,551,290           2,221,908
===============================================================================================================================
NET ASSETS                                         $     23,026,118    $     76,200,903    $     91,706,239    $     22,175,145
===============================================================================================================================
SHARES OUTSTANDING                                        1,712,930           1,728,213           2,527,350             733,820
NET ASSET VALUES                                   $          13.44    $          44.09    $          36.29    $          30.22


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 147

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                             HEALTH                                                    PRECIOUS
                                                               CARE            INTERNET             LEISURE              METALS
                                                               FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)         $     42,440,446    $      6,082,107    $     15,524,009    $     95,006,169
Receivable for Securities Sold (Note 1)                          --              60,239             207,491                  --
Receivable for Fund Shares Purchased                        454,033              52,949               1,646           1,768,610
Investment Income Receivable (Note 1)                        19,300                  12               6,870               2,158
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                          42,913,779           6,195,307          15,740,016          96,776,937
===============================================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 8)         8,579,434           1,696,383           3,714,803          26,555,412
Payable for Securities Purchased (Note 1)                   198,590                  --                  --           2,017,077
Liability for Fund Shares Redeemed                            8,798             115,754             164,692                 286
Investment Advisory Fees Payable (Note 3)                    27,992               3,049              11,365              48,964
Transfer Agent and Administrative Fees Payable
  (Note 3)                                                    8,233                 897               3,343              16,321
Distribution and Service Fees Payable (Note 3)                8,233                 897               3,343              16,321
Portfolio Accounting Fees Payable (Note 3)                    3,293                 359               1,337               6,529
Custody Fees Payable                                            790                  86                 321               3,472
Other Liabilities                                            32,392               9,428              12,459              54,779
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                      8,867,755           1,826,853           3,911,663          28,719,161
===============================================================================================================================
NET ASSETS                                         $     34,046,024    $      4,368,454    $     11,828,353    $     68,057,776
===============================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                    $     32,309,076    $      4,716,572    $      9,361,547    $     60,527,223
Undistributed Net Investment Income (Loss)                 (131,728)            (87,854)            (48,005)           (208,689)
Accumulated Net Realized Gain (Loss) on
  Investments                                            (2,781,033)         (1,788,736)           (243,582)        (16,806,121)
Net Unrealized Appreciation on Investments                4,649,709           1,528,472           2,758,393          24,545,363
===============================================================================================================================
NET ASSETS                                         $     34,046,024    $      4,368,454    $     11,828,353    $     68,057,776
===============================================================================================================================
SHARES OUTSTANDING                                        1,255,787             301,575             501,805           5,723,734
NET ASSET VALUES                                   $          27.11    $          14.49    $          23.57    $          11.89

*     THE COST OF SECURITIES AT VALUE IS $37,790,737, $4,553,635, $12,765,616,
      $70,460,806, $36,911,679, $15,314,743, $18,299,362, $17,312,680,
      $48,433,743, AND $30,247,634, RESPECTIVELY.

                                              See Notes to Financial Statements.


148 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                                   June 30, 2006
--------------------------------------------------------------------------------

                                                               REAL                                                    TELECOM-
                                                             ESTATE           RETAILING          TECHNOLOGY         MUNICATIONS
                                                               FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)         $     45,710,427    $     18,520,256    $     20,559,086    $     21,541,278
Receivable for Securities Sold (Note 1)                          --                  --           1,317,183                  --
Receivable for Fund Shares Purchased                      1,171,711             162,422                 853              99,182
Investment Income Receivable (Note 1)                       124,647               8,601               3,102              64,899
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                          47,006,785          18,691,279          21,880,224          21,705,359
===============================================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 8)         9,045,356           4,586,259           4,413,215           6,065,422
Payable for Securities Purchased (Note 1)                 1,069,046              81,274                  --                  --
Liability for Fund Shares Redeemed                            8,804                   6           1,319,978                  41
Investment Advisory Fees Payable (Note 3)                    25,453              11,287              11,837              14,606
Transfer Agent and Administrative Fees Payable
  (Note 3)                                                    7,486               3,320               3,482               4,296
Distribution and Service Fees Payable (Note 3)                7,486               3,320               3,482               4,296
Portfolio Accounting Fees Payable (Note 3)                    2,995               1,328               1,393               1,718
Custody Fees Payable                                            719                 318                 334                 555
Other Liabilities                                            24,632              13,692              15,447              17,111
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                     10,191,977           4,700,804           5,769,168           6,108,045
===============================================================================================================================
NET ASSETS                                         $     36,814,808    $     13,990,475    $     16,111,056    $     15,597,314
===============================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                    $     29,546,030    $     11,590,403    $     17,014,395    $     13,941,958
Undistributed Net Investment Income (Loss)                  925,640             (34,221)           (113,756)            239,569
Accumulated Net Realized Gain (Loss) on
  Investments                                            (2,455,610)           (771,220)         (3,049,307)         (2,812,811)
Net Unrealized Appreciation on Investments                8,798,748           3,205,513           2,259,724           4,228,598
===============================================================================================================================
NET ASSETS                                         $     36,814,808    $     13,990,475    $     16,111,056    $     15,597,314
===============================================================================================================================
SHARES OUTSTANDING                                          822,188             496,207           1,201,943             781,774
NET ASSET VALUES                                   $          44.78    $          28.19    $          13.40    $          19.95

                                                             TRANS-
                                                          PORTATION           UTILITIES
                                                               FUND                FUND
---------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)         $     61,225,579    $     35,310,818
Receivable for Securities Sold (Note 1)                          --                  --
Receivable for Fund Shares Purchased                      1,598,496             436,315
Investment Income Receivable (Note 1)                        31,692              69,728
---------------------------------------------------------------------------------------
   TOTAL ASSETS                                          62,855,767          35,816,861
=======================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 8)        14,089,847           6,847,032
Payable for Securities Purchased (Note 1)                 1,499,922             537,347
Liability for Fund Shares Redeemed                            2,953              91,385
Investment Advisory Fees Payable (Note 3)                    34,623              21,197
Transfer Agent and Administrative Fees Payable
  (Note 3)                                                   10,183               6,235
Distribution and Service Fees Payable (Note 3)               10,183               6,235
Portfolio Accounting Fees Payable (Note 3)                    4,073               2,494
Custody Fees Payable                                          1,080                 628
Other Liabilities                                            24,817              27,435
---------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                     15,677,681           7,539,988
=======================================================================================
NET ASSETS                                         $     47,178,086    $     28,276,873
=======================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                    $     37,064,870    $     23,153,953
Undistributed Net Investment Income (Loss)                 (153,446)          1,187,424
Accumulated Net Realized Gain (Loss) on
  Investments                                            (2,525,174)         (1,127,688)
Net Unrealized Appreciation on Investments               12,791,836           5,063,184
=======================================================================================
NET ASSETS                                         $     47,178,086    $     28,276,873
=======================================================================================
SHARES OUTSTANDING                                        1,251,441           1,410,238
NET ASSET VALUES                                   $          37.70    $          20.05


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 149

STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                INVERSE                                 INVERSE
                                                               NOVA             S&P 500                 OTC                 OTC
                                                               FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                  $        309,624    $        970,639    $        165,685    $        618,577
Interest from Securities Lending, net (Note 8)                2,334                  --               8,343                  --
Dividends, Net of Foreign Tax Withheld* (Note 1)            537,568                  --             174,004                  --
Other Income                                                     --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
   Total Income                                             849,526             970,639             348,032             618,577
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                           271,064             187,238             309,854             120,525
Transfer Agent and Administrative Fees (Note 3)              90,355              52,011             103,285              33,479
Audit and Outside Services (Note 1)                          41,964              16,165              33,304               7,523
Portfolio Accounting Fees (Note 3)                           36,142              20,804              41,314              13,392
Interest Expense                                                 --                  --                  --                  --
Trustees' Fees**                                              5,212               2,017               4,354               1,030
Service Fees (Note 3)                                        90,355              52,011             103,285              33,479
Custody Fees                                                  8,990               4,853               9,692               3,142
Miscellaneous                                                (4,854)              6,372              10,852               7,242
-------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                           539,228             341,471             615,940             219,812
-------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                310,298             629,168            (267,908)            398,765
===============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                     6,686,658                  --           3,883,474                  --
Equity Index Swaps                                         (287,809)          1,420,598            (705,232)          2,888,699
Futures Contracts                                          (216,822)           (422,065)           (197,772)            331,064
Securities Sold Short                                            --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                         6,182,027             998,533           2,980,470           3,219,763
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
  (Depreciation) on:
Investment Securities                                    (4,215,369)                 --          (6,438,806)                 --
Equity Index Swaps                                        1,052,579          (2,380,374)             65,581          (1,213,111)
Futures Contracts                                         1,027,159            (521,516)             90,061            (213,410)
Securities Sold Short                                            --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
  (Depreciation)                                         (2,135,631)         (2,901,890)         (6,283,164)         (1,426,521)
-------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                            4,046,396          (1,903,357)         (3,302,694)          1,793,242
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                       $      4,356,694    $     (1,274,189)   $     (3,570,602)   $      2,192,007
===============================================================================================================================

 *    FOREIGN TAX WITHHELD OF $0, $0, $1,410, $0, $0, $395, $0, $0, $188, $0,
      $0, AND $0, RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.

                                              See Notes to Financial Statements.


150 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                      Period Ended June 30, 2006
--------------------------------------------------------------------------------

                                                            DYNAMIC             DYNAMIC             MID-CAP             INVERSE
                                                            S&P 500                 OTC           ADVANTAGE             MID-CAP
                                                               FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                  $        134,123    $        223,675    $        233,205    $         81,890
Interest from Securities Lending, net (Note 8)                  759               2,578               2,025                  --
Dividends, Net of Foreign Tax Withheld* (Note 1)            157,559              58,250             179,840                  --
Other Income                                                     --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
   Total Income                                             292,441             284,503             415,070              81,890
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                           100,312             162,219             209,646              15,353
Transfer Agent and Administrative Fees (Note 3)              27,864              45,061              58,235               4,265
Audit and Outside Services (Note 1)                           6,858              10,459              11,493                 778
Portfolio Accounting Fees (Note 3)                           11,146              18,024              23,294               1,706
Interest Expense                                                 --                  --                  --                  --
Trustees' Fees**                                                922               1,436               1,601                 115
Service Fees (Note 3)                                        27,864              45,061              58,235               4,265
Custody Fees                                                  2,962               6,991               6,977                 908
Miscellaneous                                                 5,335               9,382              14,300               1,140
-------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                           183,263             298,633             383,781              28,530
-------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                109,178             (14,130)             31,289              53,360
===============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                       (29,696)            821,666           1,653,628                  --
Equity Index Swaps                                         (474,709)         (3,279,793)           (369,512)           (124,129)
Futures Contracts                                          (225,971)         (1,091,258)           (313,958)               (314)
Securities Sold Short                                            --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                          (730,376)         (3,549,385)            970,158            (124,443)
-------------------------------------------------------------------------------------------------------------------------------

Net Change in Unrealized Appreciation
  (Depreciation) on:
Investment Securities                                       312,985          (1,275,229)           (765,762)                 --
Equity Index Swaps                                          453,088           1,828,859             384,842             (58,813)
Futures Contracts                                           412,377             525,337             527,776              (5,662)
Securities Sold Short                                            --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
  (Depreciation)                                          1,178,450           1,078,967             146,856             (64,475)
-------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                              448,074          (2,470,418)          1,117,014            (188,918)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                       $        557,252    $     (2,484,548)   $      1,148,303    $       (135,558)
===============================================================================================================================

                                                                                                 GOVERNMENT             INVERSE
                                                    RUSSELL 2000(R)             INVERSE           LONG BOND          GOVERNMENT
                                                          ADVANTAGE     RUSSELL 2000(R)           ADVANTAGE           LONG BOND
                                                               FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                  $        330,597    $        318,589    $      1,371,726    $      1,336,497
Interest from Securities Lending, net (Note 8)                8,360                  --                  --                  --
Dividends, Net of Foreign Tax Withheld* (Note 1)            210,470                  --                  --                  --
Other Income                                                    520                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
   Total Income                                             549,947             318,589           1,371,726           1,336,497
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                           268,280              60,033             141,389             156,836
Transfer Agent and Administrative Fees (Note 3)              74,522              16,676              56,556              43,565
Audit and Outside Services (Note 1)                          13,406               2,772              12,193              10,750
Portfolio Accounting Fees (Note 3)                           29,809               6,670              28,278              17,426
Interest Expense                                                 --                  --                  --             596,899
Trustees' Fees**                                              1,882                 398               1,731               1,449
Service Fees (Note 3)                                        74,522              16,676              70,695              43,565
Custody Fees                                                  7,083               1,555              10,817               4,090
Miscellaneous                                                19,745               4,855              19,347               7,842
-------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                           489,249             109,635             341,006             882,422
-------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                 60,698             208,954           1,030,720             454,075
===============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                     1,584,027                  --          (4,815,050)             (3,084)
Equity Index Swaps                                       (1,203,580)           (847,313)                 --                  --
Futures Contracts                                           601,499             (90,672)         (1,938,985)            665,411
Securities Sold Short                                            --                  --                  --             918,968
-------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                           981,946            (937,985)         (6,754,035)          1,581,295
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
  (Depreciation) on:
Investment Securities                                       (75,856)                 --          (1,376,715)                (79)
Equity Index Swaps                                        1,010,119            (479,447)                 --                  --
Futures Contracts                                           719,577            (332,391)            674,806             231,977
Securities Sold Short                                            --                  --                  --           1,290,001
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
  (Depreciation)                                          1,653,840            (811,838)           (701,909)          1,521,899
-------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                            2,635,786          (1,749,823)         (7,455,944)          3,103,194
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                       $      2,696,484    $     (1,540,869)   $     (6,425,224)   $      3,557,269
===============================================================================================================================


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 151

--------------------------------------------------------------------------------

                                                                                                                        INVERSE
                                                             EUROPE               JAPAN             DYNAMIC             DYNAMIC
                                                          ADVANTAGE           ADVANTAGE                 DOW                 DOW
                                                               FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                  $        326,851    $        946,719    $        116,979    $        142,330
Interest from Securities Lending, net (Note 8)                   --                  --                 820                  --
Dividends, Net of Foreign Tax Withheld* (Note 1)            651,136                  --              87,457                  --
Other Income                                                     --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
   Total Income                                             977,987             946,719             205,256             142,330
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                           182,904             192,369              59,528              27,501
Transfer Agent and Administrative Fees (Note 3)              50,806              53,436              16,535               7,639
Audit and Outside Services (Note 1)                           7,917               8,848               3,314               1,697
Portfolio Accounting Fees (Note 3)                           20,323              21,374               6,614               3,056
Trustees' Fees**                                              1,159               1,275                 437                 241
Service Fees (Note 3)                                        50,806              53,436              16,535               7,639
Custody Fees                                                  4,713               4,924               1,533                 742
Miscellaneous                                                14,895              15,003               4,020               1,792
-------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                           333,523             350,665             108,516              50,307
-------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                644,464             596,054              96,740              92,023
===============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                      (527,747)                 --             186,538                  --
Equity Index Swaps                                          (75,440)         (2,687,144)           (153,280)            (95,573)
Futures Contracts                                                --             835,626             (51,921)            (41,528)
-------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                          (603,187)         (1,851,518)            (18,663)           (137,101)
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
  (Depreciation) on:
Investment Securities                                     1,103,896                  --             400,073                  --
Equity Index Swaps                                        1,404,421           1,559,346             830,106            (321,392)
Futures Contracts                                                --            (542,402)            586,469             (63,072)
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
  (Depreciation)                                          2,508,317           1,016,944           1,816,648            (384,464)
-------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                            1,905,130            (834,574)          1,797,985            (521,565)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                       $      2,549,594    $       (238,520)   $      1,894,725    $       (429,542)
===============================================================================================================================

 *    FOREIGN TAX WITHHELD OF $109,019, $0, $0, $0, $119, $0, $0, $0, $0, $0,
      $0, AND $0, RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.

                                              See Notes to Financial Statements.


152 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                      Period Ended June 30, 2006
--------------------------------------------------------------------------------

                                                          SMALL-CAP             MID-CAP           LARGE-CAP           SMALL-CAP
                                                              VALUE               VALUE               VALUE              GROWTH
                                                               FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                  $          3,831    $          1,814    $          2,519    $          2,379
Interest from Securities Lending, net (Note 8)               11,799               2,587               3,684              14,329
Dividends, Net of Foreign Tax Withheld* (Note 1)            338,872             283,162             354,793              25,027
Other Income                                                     --                  --                 881                  --
-------------------------------------------------------------------------------------------------------------------------------
   Total Income                                             354,502             287,563             361,877              41,735
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                           123,544              73,058             110,182              70,261
Transfer Agent and Administrative Fees (Note 3)              41,181              24,353              36,728              23,420
Audit and Outside Services (Note 1)                           5,591               6,473               5,825               6,175
Portfolio Accounting Fees (Note 3)                           16,473               9,741              14,691               9,368
Trustees' Fees**                                                811                 879                 820                 826
Service Fees (Note 3)                                        41,181              24,353              36,728              23,420
Custody Fees                                                  4,087               2,311               3,607               2,343
Miscellaneous                                                12,940               4,112              10,607               3,982
-------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                           245,808             145,280             219,188             139,795
-------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                108,694             142,283             142,689             (98,060)
===============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                      (649,603)           (808,649)           (665,827)           (245,485)
Equity Index Swaps                                               --                  --                  --                  --
Futures Contracts                                                --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                          (649,603)           (808,649)           (665,827)           (245,485)
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
  (Depreciation) on:
Investment Securities                                     2,040,420           1,372,895           2,409,803             400,514
Equity Index Swaps                                               --                  --                  --                  --
Futures Contracts                                                --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
  (Depreciation)                                          2,040,420           1,372,895           2,409,803             400,514
-------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                            1,390,817             564,246           1,743,976             155,029
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                       $      1,499,511    $        706,529    $      1,886,665    $         56,969
===============================================================================================================================

                                                                                                    DYNAMIC             DYNAMIC
                                                            MID-CAP           LARGE-CAP       STRENGTHENING           WEAKENING
                                                             GROWTH              GROWTH              DOLLAR              DOLLAR
                                                               FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                  $          2,791    $          2,151    $         58,945    $        152,904
Interest from Securities Lending, net (Note 8)                3,373                 923                  --                  --
Dividends, Net of Foreign Tax Withheld* (Note 1)             63,507              66,757                  --                  --
Other Income                                                     --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
   Total Income                                              69,671              69,831              58,945             152,904
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                            82,949              66,711              11,101              29,617
Transfer Agent and Administrative Fees (Note 3)              27,650              22,237               3,084               8,227
Audit and Outside Services (Note 1)                           6,750               5,007                 395                 539
Portfolio Accounting Fees (Note 3)                           11,060               8,895               1,233               3,291
Trustees' Fees**                                                913                 676                  55                 105
Service Fees (Note 3)                                        27,650              22,237               3,084               8,227
Custody Fees                                                  2,566               2,083                 373                 768
Miscellaneous                                                 5,290               4,796               1,032               3,349
-------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                           164,828             132,642              20,357              54,123
-------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                (95,157)            (62,811)             38,588              98,781
===============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                       117,900            (682,630)                 --                  --
Equity Index Swaps                                               --                  --            (313,697)            612,971
Futures Contracts                                                --                  --                  --               4,549
-------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                           117,900            (682,630)           (313,697)            617,520
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
  (Depreciation) on:
Investment Securities                                        84,519             466,084                  --                  --
Equity Index Swaps                                               --                  --              18,056             (43,958)
Futures Contracts                                                --                  --                  --                 660
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
  (Depreciation)                                             84,519             466,084              18,056             (43,298)
-------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                              202,419            (216,546)           (295,641)            574,222
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                       $        107,262    $       (279,357)   $       (257,053)   $        673,003
===============================================================================================================================


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 153

--------------------------------------------------------------------------------

                                                          MULTI-CAP                                    U.S.
                                                               CORE              SECTOR          GOVERNMENT
                                                             EQUITY            ROTATION               MONEY             BANKING
                                                               FUND                FUND         MARKET FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                  $          5,800    $         26,033    $      5,757,060    $          1,327
Interest from Securities Lending, net (Note 8)                   --              13,805                  --                 724
Dividends, Net of Foreign Tax Withheld* (Note 1)             25,194             469,816                  --             220,078
-------------------------------------------------------------------------------------------------------------------------------
   Total Income                                              30,994             509,654           5,757,060             222,129
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                            13,578             363,618             616,657              62,869
Transfer Agent and Administrative Fees (Note 3)               4,849             101,005             246,663              18,491
Audit and Outside Services (Note 1)                             472              17,478              49,381               3,874
Portfolio Accounting Fees (Note 3)                            1,940              40,402             120,253               7,396
Trustees' Fees**                                                 70               2,470               7,196                 529
Service Fees (Note 3)                                         4,849             101,005             308,328              18,491
Custody Fees                                                    622              11,960              29,125               1,885
Miscellaneous                                                 1,774              27,700              88,947               4,290
-------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                            28,154             665,638           1,466,550             117,825
-------------------------------------------------------------------------------------------------------------------------------
Less Expenses Waived by Advisor                                  --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                 28,154             665,638           1,466,550             117,825
-------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                  2,840            (155,984)          4,290,510             104,304
===============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                        42,518          (1,244,269)                 --              91,654
Commodity Index Swaps                                            --                  --                  --                  --
Futures Contracts                                           (26,774)                 --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                            15,744          (1,244,269)                 --              91,654
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
  (Depreciation) on:
Investment Securities                                        99,300           2,021,413                  --             253,809
Commodity Index Swaps                                            --                  --                  --                  --
Futures Contracts                                              (115)                 --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
  (Depreciation)                                             99,185           2,021,413                  --             253,809
-------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                              114,929             777,144                  --             345,463
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                       $        117,769    $        621,160    $      4,290,510    $        449,767
===============================================================================================================================

 *    FOREIGN TAX WITHHELD OF $4, $16,065, $0, $223, $0, $0, $0, $0, $0,
      $23,373, $0, AND $148, RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.

                                              See Notes to Financial Statements.


154 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                      Period Ended June 30, 2006
--------------------------------------------------------------------------------

                                                              BASIC                BIO-                                CONSUMER
                                                          MATERIALS          TECHNOLOGY         COMMODITIES            PRODUCTS
                                                               FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                  $          2,745    $          4,098    $        556,894    $          2,299
Interest from Securities Lending, net (Note 8)                4,360               9,900                  --               1,695
Dividends, Net of Foreign Tax Withheld* (Note 1)            541,838               1,951                  --             283,511
-------------------------------------------------------------------------------------------------------------------------------
   Total Income                                             548,943              15,949             556,894             287,505
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                           168,251             137,153              92,629              97,873
Transfer Agent and Administrative Fees (Note 3)              49,486              40,339              30,876              28,786
Audit and Outside Services (Note 1)                           7,642               7,979               5,294               6,211
Portfolio Accounting Fees (Note 3)                           19,794              16,136              12,350              11,514
Trustees' Fees**                                              1,113               1,111                 730                 833
Service Fees (Note 3)                                        49,486              40,339              30,876              28,786
Custody Fees                                                  8,956               4,871               2,849               2,986
Miscellaneous                                                14,615               9,819               8,503               6,497
-------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                           319,343             257,747             184,107             183,486
-------------------------------------------------------------------------------------------------------------------------------
Less Expenses Waived by Advisor                                  --                  --             (15,236)                 --
-------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                319,343             257,747             168,871             183,486
-------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                229,600            (241,798)            388,023             104,019
===============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                    (1,269,574)         (1,787,209)                 --            (264,592)
Commodity Index Swaps                                            --                  --            (379,844)                 --
Futures Contracts                                                --                  --            (241,300)                 --
-------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                        (1,269,574)         (1,787,209)           (621,144)           (264,592)
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
  (Depreciation) on:
Investment Securities                                     2,674,145          (1,326,096)                 --           1,437,189
Commodity Index Swaps                                            --                  --             117,860                  --
Futures Contracts                                                --                  --               5,681                  --
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
  (Depreciation)                                          2,674,145          (1,326,096)            123,541           1,437,189
-------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                            1,404,571          (3,113,305)           (497,603)          1,172,597
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                       $      1,634,171    $     (3,355,103)   $       (109,580)   $      1,276,616
===============================================================================================================================

                                                                                                     ENERGY           FINANCIAL
                                                     ELECTRONICS                 ENERGY            SERVICES            SERVICES
                                                            FUND                   FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                  $          4,178    $          9,243    $         11,934    $          2,953
Interest from Securities Lending, net (Note 8)                2,180               6,408               8,112               3,489
Dividends, Net of Foreign Tax Withheld* (Note 1)             81,857             539,079             235,632             437,835
-------------------------------------------------------------------------------------------------------------------------------
   Total Income                                              88,215             554,730             255,678             444,277
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                           140,382             350,203             388,859             138,638
Transfer Agent and Administrative Fees (Note 3)              41,289             103,001             114,370              40,776
Audit and Outside Services (Note 1)                           4,185              22,908              20,113               8,603
Portfolio Accounting Fees (Note 3)                           16,515              41,201              45,748              16,310
Trustees' Fees**                                                668               3,158               2,862               1,178
Service Fees (Note 3)                                        41,289             103,001             114,370              40,776
Custody Fees                                                  4,433              10,363              12,658               3,774
Miscellaneous                                                14,650              22,361              30,877               9,355
-------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                           263,411             656,196             729,857             259,410
-------------------------------------------------------------------------------------------------------------------------------
Less Expenses Waived by Advisor                                  --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                263,411             656,196             729,857             259,410
-------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                               (175,196)           (101,466)           (474,179)            184,867
===============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                    (4,299,522)          6,475,082             481,690             932,457
Commodity Index Swaps                                            --                  --                  --                  --
Futures Contracts                                                --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                        (4,299,522)          6,475,082             481,690             932,457
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
  (Depreciation) on:
Investment Securities                                      (401,125)          3,001,408          11,943,438             211,323
Commodity Index Swaps                                            --                  --                  --                  --
Futures Contracts                                                --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
  (Depreciation)                                           (401,125)          3,001,408          11,943,438             211,323
-------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                           (4,700,647)          9,476,490          12,425,128           1,143,780
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                       $     (4,875,843)   $      9,375,024    $     11,950,949    $      1,328,647
===============================================================================================================================


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 155

STATEMENTS OF OPERATIONS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                             HEALTH                                                    PRECIOUS
                                                               CARE            INTERNET             LEISURE              METALS
                                                               FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                  $          4,857    $          1,400    $          2,117    $         11,075
Interest from Securities Lending, net (Note 8)                3,519               1,988               4,100              57,728
Dividends, Net of Foreign Tax Withheld* (Note 1)            246,914              10,072              80,790             379,486
-------------------------------------------------------------------------------------------------------------------------------
   Total Income                                             255,290              13,460              87,007             448,289
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                           206,770              54,037              72,121             329,502
Transfer Agent and Administrative Fees (Note 3)              60,814              15,893              21,212             109,834
Audit and Outside Services (Note 1)                          13,587               4,938               5,100              19,943
Portfolio Accounting Fees (Note 3)                           24,326               6,357               8,485              43,934
Trustees' Fees**                                              1,845                 633                 691               2,768
Service Fees (Note 3)                                        60,814              15,893              21,212             109,834
Custody Fees                                                  5,744               1,711               1,974              12,135
Miscellaneous                                                13,118               1,852               4,217              29,028
-------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                           387,018             101,314             135,012             656,978
-------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                               (131,728)            (87,854)            (48,005)           (208,689)
===============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                       138,486           1,373,068             (94,589)         (1,209,043)
-------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                           138,486           1,373,068             (94,589)         (1,209,043)
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
  (Depreciation) on:
Investment Securities                                    (1,918,826)           (887,549)            781,403           6,713,921
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
  (Depreciation)                                         (1,918,826)           (887,549)            781,403           6,713,921
-------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                           (1,780,340)            485,519             686,814           5,504,878
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                       $     (1,912,068)   $        397,665    $        638,809    $      5,296,189
===============================================================================================================================

 *    FOREIGN TAX WITHHELD OF $0, $0, $0, $7,796, $0, $0, $0, $11,252, $0, AND
      $0, RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.

                                              See Notes to Financial Statements.


156 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                      Period Ended June 30, 2006
--------------------------------------------------------------------------------

                                                               REAL                                                    TELECOM-
                                                             ESTATE           RETAILING          TECHNOLOGY         MUNICATIONS
                                                               FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                  $          2,997    $          2,163    $          2,339    $          2,922
Interest from Securities Lending, net (Note 8)                3,797               1,361                 925               3,514
Dividends, Net of Foreign Tax Withheld* (Note 1)            599,293             102,878              53,978             270,905
-------------------------------------------------------------------------------------------------------------------------------
   Total Income                                             606,087             106,402              57,242             277,341
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                           164,238              75,144              91,337             114,415
Transfer Agent and Administrative Fees (Note 3)              48,305              22,101              26,864              33,651
Audit and Outside Services (Note 1)                           9,296               6,184               6,598               5,928
Portfolio Accounting Fees (Note 3)                           19,322               8,841              10,745              13,460
Trustees' Fees**                                              1,311                 821                 891                 870
Service Fees (Note 3)                                        48,305              22,101              26,864              33,651
Custody Fees                                                  5,467               2,041               2,551               3,654
Miscellaneous                                                12,112               3,390               5,148               9,082
-------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                           308,356             140,623             170,998             214,711
-------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                297,731             (34,221)           (113,756)             62,630
===============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                       239,370             473,298             (53,597)           (518,596)
-------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                           239,370             473,298             (53,597)           (518,596)
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
  (Depreciation) on:
Investment Securities                                     2,588,600            (244,380)           (631,570)            598,181
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
  (Depreciation)                                          2,588,600            (244,380)           (631,570)            598,181
-------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                            2,827,970             228,918            (685,167)             79,585
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                       $      3,125,701    $        194,697    $       (798,923)   $        142,215
===============================================================================================================================

                                                             TRANS-
                                                          PORTATION           UTILITIES
                                                               FUND                FUND
---------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                  $          4,991    $          2,969
Interest from Securities Lending, net (Note 8)                3,017               1,933
Dividends, Net of Foreign Tax Withheld* (Note 1)            200,097             569,507
---------------------------------------------------------------------------------------
   Total Income                                             208,105             574,409
---------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                           193,042             138,858
Transfer Agent and Administrative Fees (Note 3)              56,777              40,841
Audit and Outside Services (Note 1)                           7,352              13,610
Portfolio Accounting Fees (Note 3)                           22,711              16,336
Trustees' Fees**                                              1,094               1,778
Service Fees (Note 3)                                        56,777              40,841
Custody Fees                                                  5,505               3,798
Miscellaneous                                                18,293               3,780
---------------------------------------------------------------------------------------
   Total Expenses                                           361,551             259,842
---------------------------------------------------------------------------------------
Net Investment Income (Loss)                               (153,446)            314,567
=======================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                    (1,134,148)          1,189,672
---------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                        (1,134,148)          1,189,672
---------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
  (Depreciation) on:
Investment Securities                                     6,280,570              20,643
---------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
  (Depreciation)                                          6,280,570              20,643
---------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                            5,146,422           1,210,315
---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                       $      4,992,976    $      1,524,882
=======================================================================================


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 157

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                NOVA FUND                          INVERSE S&P 500 FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD                YEAR              PERIOD                YEAR
                                                              ENDED               ENDED               ENDED               ENDED
                                                           JUNE 30,        DECEMBER 31,            JUNE 30,        DECEMBER 31,
                                                              2006+                2005               2006+                2005
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $        310,298    $        647,004    $        629,168    $        519,167
Net Realized Gain (Loss) on Investments                   6,182,027           9,228,287             998,533          (1,225,287)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                          (2,135,631)         (3,333,536)         (2,901,890)            944,460
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                         4,356,694           6,541,755          (1,274,189)            238,340
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                            --            (362,006)                 --                  --
Realized Gain on Investment                                      --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                              --            (362,006)                 --                  --
===============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                          138,549,793         525,436,344         215,673,269         296,790,050
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                          --             362,006                  --                  --
COST OF SHARES REDEEMED                                (212,651,303)       (530,160,037)       (125,197,407)       (283,598,621)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                               (74,101,510)         (4,361,687)         90,475,862          13,191,429
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                   (69,744,816)          1,818,062          89,201,673          13,429,769
NET ASSETS--BEGINNING OF PERIOD                         132,018,092         130,200,030          32,505,393          19,075,624
===============================================================================================================================
NET ASSETS--END OF PERIOD                          $     62,273,276    $    132,018,092    $    121,707,066    $     32,505,393
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)         $        957,302    $        647,004    $      1,148,335    $        519,167
===============================================================================================================================

                                                                 OTC FUND
---------------------------------------------------------------------------------------
                                                             PERIOD                YEAR
                                                              ENDED               ENDED
                                                           JUNE 30,        DECEMBER 31,
                                                              2006+                2005
---------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $       (267,908)   $       (702,227)
Net Realized Gain (Loss) on Investments                   2,980,470          18,570,499
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                          (6,283,164)        (20,096,180)
---------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                        (3,570,602)         (2,227,908)
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                            --                  --
Realized Gain on Investment                                      --                  --
---------------------------------------------------------------------------------------
Total Distributions to Shareholders                              --                  --
=======================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                          191,429,472         464,820,799
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                          --                  --
COST OF SHARES REDEEMED                                (217,204,704)       (551,582,169)
=======================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                               (25,775,232)        (86,761,370)
---------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                   (29,345,834)        (88,989,278)
NET ASSETS--BEGINNING OF PERIOD                         102,487,043         191,476,321
=======================================================================================
NET ASSETS--END OF PERIOD                          $     73,141,209    $    102,487,043
=======================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)         $       (267,908)   $             --
=======================================================================================

+     UNAUDITED.

                                              See Notes to Financial Statements.


158 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                 INVERSE                                 DYNAMIC
                                                                 OTC FUND                              S&P 500 FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD                YEAR              PERIOD                YEAR
                                                              ENDED               ENDED               ENDED               ENDED
                                                           JUNE 30,        DECEMBER 31,            JUNE 30,        DECEMBER 31,
                                                              2006+                2005               2006+                2005
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $        398,765    $        478,824    $        109,178    $        134,395
Net Realized Gain (Loss) on Investments                   3,219,763          (2,460,029)           (730,376)            259,519
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                          (1,426,521)            458,720           1,178,450            (707,365)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                         2,192,007          (1,522,485)            557,252            (313,451)
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                            --                  --                  --             (24,721)
Realized Gain on Investment                                      --                  --                  --          (2,146,533)
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                              --                  --                  --          (2,171,254)
===============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                          230,149,107         423,296,526          73,055,656         201,720,009
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                          --                  --                  --           2,171,254
COST OF SHARES REDEEMED                                (217,764,248)       (426,053,411)        (75,206,555)       (205,061,903)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                12,384,859          (2,756,885)         (2,150,899)         (1,170,640)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                    14,576,866          (4,279,370)         (1,593,647)         (3,655,345)
NET ASSETS--BEGINNING OF PERIOD                          19,648,327          23,927,697          25,397,309          29,052,654
===============================================================================================================================
NET ASSETS--END OF PERIOD                          $     34,225,193    $     19,648,327    $     23,803,662    $     25,397,309
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)         $        877,589    $        478,824    $        243,573    $        134,395
===============================================================================================================================

                                                                 DYNAMIC                                 MID-CAP
                                                                 OTC FUND                             ADVANTAGE FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD                YEAR              PERIOD                YEAR
                                                              ENDED               ENDED               ENDED               ENDED
                                                           JUNE 30,        DECEMBER 31,            JUNE 30,        DECEMBER 31,
                                                              2006+                2005               2006+                2005
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $        (14,130)   $       (145,490)   $         31,289    $        (23,585)
Net Realized Gain (Loss) on Investments                  (3,549,385)         (3,225,596)            970,158           6,995,719
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                           1,078,967            (636,716)            146,856            (627,067)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                        (2,484,548)         (4,007,802)          1,148,303           6,345,067
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                            --                  --                  --                  --
Realized Gain on Investment                                      --                  --                  --            (113,494)
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                              --                  --                  --            (113,494)
===============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                          265,405,204         363,014,039         203,184,636         367,015,570
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                          --                  --                  --             113,494
COST OF SHARES REDEEMED                                (258,660,236)       (372,292,474)       (223,885,140)       (356,325,134)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                 6,744,968          (9,278,435)        (20,700,504)         10,803,930
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                     4,260,420         (13,286,237)        (19,552,201)         17,035,503
NET ASSETS--BEGINNING OF PERIOD                          44,312,565          57,598,802          51,197,046          34,161,543
===============================================================================================================================
NET ASSETS--END OF PERIOD                          $     48,572,985    $     44,312,565    $     31,644,845    $     51,197,046
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)         $        (14,130)   $             --    $         31,289    $             --
===============================================================================================================================


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 159

--------------------------------------------------------------------------------

                                                                 INVERSE                             RUSSELL 2000(R)
                                                               MID-CAP FUND                           ADVANTAGE FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD                YEAR              PERIOD                YEAR
                                                              ENDED               ENDED               ENDED               ENDED
                                                           JUNE 30,        DECEMBER 31,            JUNE 30,        DECEMBER 31,
                                                              2006+                2005               2006+                2005
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $         53,360    $         54,779    $         60,698    $         15,708
Net Realized Gain (Loss) on Investments                    (124,443)           (457,471)            981,946            (590,652)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                             (64,475)             66,476           1,653,840          (4,334,848)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                          (135,558)           (336,216)          2,696,484          (4,909,792)
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                            --             (53,130)                 --          (1,372,293)
Realized Gain on Investment                                      --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                              --             (53,130)                 --          (1,372,293)
===============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                           33,770,050          46,185,035         310,581,391         478,462,880
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                          --              53,130                  --           1,372,293
COST OF SHARES REDEEMED                                 (34,021,246)        (44,321,303)       (302,807,118)       (547,612,446)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                  (251,196)          1,916,862           7,774,273         (67,777,273)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                      (386,754)          1,527,516          10,470,757         (74,059,358)
NET ASSETS--BEGINNING OF PERIOD                           2,846,363           1,318,847          38,589,438         112,648,796
===============================================================================================================================
NET ASSETS--END OF PERIOD                          $      2,459,609    $      2,846,363    $     49,060,195    $     38,589,438
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                $         55,009    $          1,649    $         76,406    $         15,708
===============================================================================================================================

                                                                 INVERSE
                                                           RUSSELL 2000(R) FUND
---------------------------------------------------------------------------------------
                                                             PERIOD                YEAR
                                                              ENDED               ENDED
                                                           JUNE 30,        DECEMBER 31,
                                                              2006+                2005
---------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $        208,954    $        212,988
Net Realized Gain (Loss) on Investments                    (937,985)         (1,942,704)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                            (811,838)            298,512
---------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                        (1,540,869)         (1,431,204)
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                            --            (205,531)
Realized Gain on Investment                                      --                  --
---------------------------------------------------------------------------------------
Total Distributions to Shareholders                              --            (205,531)
=======================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                          112,126,673         220,021,876
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                          --             205,531
COST OF SHARES REDEEMED                                (101,479,713)       (211,084,258)
=======================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                10,646,960           9,143,149
---------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                     9,106,091           7,506,414
NET ASSETS--BEGINNING OF PERIOD                          11,850,210           4,343,796
=======================================================================================
NET ASSETS--END OF PERIOD                          $     20,956,301    $     11,850,210
=======================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                $        216,411    $          7,457
=======================================================================================

+     UNAUDITED.

                                              See Notes to Financial Statements.


160 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                             GOVERNMENT LONG                        INVERSE GOVERNMENT
                                                           BOND ADVANTAGE FUND                        LONG BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD                YEAR              PERIOD                YEAR
                                                              ENDED               ENDED               ENDED               ENDED
                                                           JUNE 30,        DECEMBER 31,            JUNE 30,        DECEMBER 31,
                                                              2006+                2005               2006+                2005
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $      1,030,720    $      1,716,438    $        454,075    $       (146,330)
Net Realized Gain (Loss) on Investments                  (6,754,035)          1,876,892           1,581,295          (3,209,670)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                            (701,909)           (243,546)          1,521,899             (84,112)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                        (6,425,224)          3,349,784           3,557,269          (3,440,112)
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                    (1,030,720)         (1,716,438)                 --                  --
Realized Gain on Investment                                      --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                      (1,030,720)         (1,716,438)                 --                  --
===============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                          333,077,915         553,065,048         104,584,674         280,273,210
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                   1,030,720           1,716,438                  --                  --
COST OF SHARES REDEEMED                                (319,781,937)       (544,964,325)       (103,988,942)       (288,260,074)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                14,326,698           9,817,161             595,732          (7,986,864)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                     6,870,754          11,450,507           4,153,001         (11,426,976)
NET ASSETS--BEGINNING OF PERIOD                          60,159,599          48,709,092          29,670,820          41,097,796
===============================================================================================================================
NET ASSETS--END OF PERIOD                          $     67,030,353    $     60,159,599    $     33,823,821    $     29,670,820
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                $             --    $             --    $        454,075    $             --
===============================================================================================================================

                                                                  EUROPE                                  JAPAN
                                                              ADVANTAGE FUND                          ADVANTAGE FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD                YEAR              PERIOD                YEAR
                                                              ENDED               ENDED               ENDED               ENDED
                                                           JUNE 30,        DECEMBER 31,            JUNE 30,        DECEMBER 31,
                                                              2006+                2005               2006+                2005
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $        644,464    $        267,284    $        596,054    $        289,871
Net Realized Gain (Loss) on Investments                    (603,187)         (1,027,733)         (1,851,518)          4,255,205
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                           2,508,317             203,097           1,016,944           1,237,578
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                         2,549,594            (557,352)           (238,520)          5,782,654
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                            --             (85,714)                 --                  --
Realized Gain on Investment                                      --            (124,961)                 --                  --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                              --            (210,675)                 --                  --
===============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                           90,182,939         167,248,429         109,142,755         182,591,871
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                          --             210,675                  --                  --
COST OF SHARES REDEEMED                                 (85,171,308)       (195,731,588)       (133,281,200)       (147,383,613)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                 5,011,631         (28,272,484)        (24,138,445)         35,208,258
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                     7,561,225         (29,040,511)        (24,376,965)         40,990,912
NET ASSETS--BEGINNING OF PERIOD                          25,953,738          54,994,249          55,219,003          14,228,091
===============================================================================================================================
NET ASSETS--END OF PERIOD                          $     33,514,963    $     25,953,738    $     30,842,038    $     55,219,003
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                $        911,748    $        267,284    $        885,925    $        289,871
===============================================================================================================================


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 161

--------------------------------------------------------------------------------

                                                                 DYNAMIC                             INVERSE DYNAMIC
                                                                 DOW FUND                                DOW FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD                YEAR              PERIOD                YEAR
                                                              ENDED               ENDED               ENDED               ENDED
                                                           JUNE 30,        DECEMBER 31,            JUNE 30,        DECEMBER 31,
                                                              2006+                2005               2006+                2005
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $         96,740    $         90,896    $         92,023    $        104,667
Net Realized Gain (Loss) on Investments                     (18,663)             17,904            (137,101)           (601,094)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                           1,816,648              66,186            (384,464)            309,129
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                         1,894,725             174,986            (429,542)           (187,298)
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                            --             (93,894)                 --             (99,261)
Realized Gain on Investment                                      --            (588,875)                 --                  --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                              --            (682,769)                 --             (99,261)
===============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                           98,407,719         131,880,583          46,568,324          71,955,250
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                          --             682,769                  --              99,261
COST OF SHARES REDEEMED                                 (73,744,595)       (129,555,135)        (50,227,800)        (67,695,366)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                24,663,124           3,008,217          (3,659,476)          4,359,145
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                    26,557,849           2,500,434          (4,089,018)          4,072,586
NET ASSETS--BEGINNING OF PERIOD                          12,919,777          10,419,343           7,256,884           3,184,298
===============================================================================================================================
NET ASSETS--END OF PERIOD                          $     39,477,626    $     12,919,777    $      3,167,866    $      7,256,884
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)         $         96,740    $             --    $         97,429    $          5,406
===============================================================================================================================

                                                                SMALL-CAP
                                                                VALUE FUND
---------------------------------------------------------------------------------------
                                                             PERIOD                YEAR
                                                              ENDED               ENDED
                                                           JUNE 30,        DECEMBER 31,
                                                              2006+                2005
---------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $        108,694    $        (30,467)
Net Realized Gain (Loss) on Investments                    (649,603)          3,233,372
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                           2,040,420          (3,578,321)
---------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                         1,499,511            (375,416)
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                            --                  --
Realized Gain on Investment                                      --          (1,969,511)
---------------------------------------------------------------------------------------
Total Distributions to Shareholders                              --          (1,969,511)
=======================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                           87,967,399         154,312,618
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                          --           1,969,511
COST OF SHARES REDEEMED                                 (90,106,267)       (182,175,448)
=======================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                (2,138,868)        (25,893,319)
---------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                      (639,357)        (28,238,246)
NET ASSETS--BEGINNING OF PERIOD                          19,035,270          47,273,516
=======================================================================================
NET ASSETS--END OF PERIOD                          $     18,395,913    $     19,035,270
=======================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)         $        108,694    $             --
=======================================================================================

+     UNAUDITED.

                                              See Notes to Financial Statements.


162 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                  MID-CAP                               LARGE-CAP
                                                                VALUE FUND                              VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD                YEAR              PERIOD                YEAR
                                                              ENDED               ENDED               ENDED               ENDED
                                                           JUNE 30,        DECEMBER 31,            JUNE 30,        DECEMBER 31,
                                                              2006+                2005               2006+                2005
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $        142,283    $         81,788    $        142,689    $        127,469
Net Realized Gain (Loss) on Investments                    (808,649)          3,667,245            (665,827)          1,052,365
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                           1,372,895          (1,100,126)          2,409,803            (582,663)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                           706,529           2,648,907           1,886,665             597,171
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                            --             (97,068)                 --            (123,787)
Realized Gain on Investment                                      --          (4,952,655)                 --            (558,155)
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                              --          (5,049,723)                 --            (681,942)
===============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                           39,884,916         363,932,503         105,392,672          82,963,538
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                          --           5,049,723                  --             681,942
COST OF SHARES REDEEMED                                 (33,505,219)       (371,828,182)        (93,773,616)        (70,157,445)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                 6,379,697          (2,845,956)         11,619,056          13,488,035
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                     7,086,226          (5,246,772)         13,505,721          13,403,264
NET ASSETS--BEGINNING OF PERIOD                          14,231,780          19,478,552          24,547,143          11,143,879
===============================================================================================================================
NET ASSETS--END OF PERIOD                          $     21,318,006    $     14,231,780    $     38,052,864    $     24,547,143
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)         $        142,283    $             --    $        148,782    $          6,093
===============================================================================================================================

                                                                SMALL-CAP                                MID-CAP
                                                               GROWTH FUND                             GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD                YEAR              PERIOD                YEAR
                                                              ENDED               ENDED               ENDED               ENDED
                                                           JUNE 30,        DECEMBER 31,            JUNE 30,        DECEMBER 31,
                                                              2006+                2005               2006+                2005
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $        (98,060)   $       (142,611)   $        (95,157)   $       (125,071)
Net Realized Gain (Loss) on Investments                    (245,485)          1,800,090             117,900             710,759
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                             400,514          (1,775,372)             84,519             220,933
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                            56,969            (117,893)            107,262             806,621
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                            --                  --                  --                  --
Realized Gain on Investment                                      --          (1,624,213)                 --                  --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                              --          (1,624,213)                 --                  --
===============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                           85,129,857         147,569,663          67,112,415         256,948,529
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                          --           1,624,213                  --                  --
COST OF SHARES REDEEMED                                 (99,513,266)       (153,412,827)       (103,617,874)       (225,422,324)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                               (14,383,409)         (4,218,951)        (36,505,459)         31,526,205
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                   (14,326,440)         (5,961,057)        (36,398,197)         32,332,826
NET ASSETS--BEGINNING OF PERIOD                          24,308,309          30,269,366          53,034,858          20,702,032
===============================================================================================================================
NET ASSETS--END OF PERIOD                          $      9,981,869    $     24,308,309    $     16,636,661    $     53,034,858
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)         $        (98,060)   $             --    $        (95,157)   $             --
===============================================================================================================================


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 163

--------------------------------------------------------------------------------

                                                                                                         DYNAMIC
                                                                LARGE-CAP                             STRENGTHENING
                                                               GROWTH FUND                             DOLLAR FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD                YEAR              PERIOD              PERIOD
                                                              ENDED               ENDED               ENDED               ENDED
                                                           JUNE 30,        DECEMBER 31,            JUNE 30,        DECEMBER 31,
                                                              2006+                2005               2006+               2005*
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $        (62,811)   $         (3,432)   $         38,588    $          9,536
Net Realized Gain (Loss) on Investments                    (682,630)            538,671            (313,697)             13,898
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                             466,084            (672,193)             18,056               8,044
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                          (279,357)           (136,954)           (257,053)             31,478
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                            --             (17,612)                 --              (8,367)
Realized Gain on Investment                                      --            (442,416)                 --                  --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                              --            (460,028)                 --              (8,367)
===============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                           62,326,879         138,034,497          12,105,606           6,070,999
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                          --             460,028                  --               8,367
COST OF SHARES REDEEMED                                 (69,256,979)       (135,371,285)        (10,637,403)         (4,852,809)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                (6,930,100)          3,123,240           1,468,203           1,226,557
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                    (7,209,457)          2,526,258           1,211,150           1,249,668
NET ASSETS--BEGINNING OF PERIOD                          22,537,982          20,011,724           1,249,668                  --
===============================================================================================================================
NET ASSETS--END OF PERIOD                          $     15,328,525    $     22,537,982    $      2,460,818    $      1,249,668
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)         $        (62,811)   $             --    $         39,757    $          1,169
===============================================================================================================================

                                                                 DYNAMIC
                                                                WEAKENING
                                                               DOLLAR FUND
---------------------------------------------------------------------------------------
                                                             PERIOD              PERIOD
                                                              ENDED               ENDED
                                                           JUNE 30,        DECEMBER 31,
                                                              2006+               2005*
---------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $         98,781    $          9,837
Net Realized Gain (Loss) on Investments                     617,520             (78,938)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                             (43,298)             (9,379)
---------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                           673,003             (78,480)
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                            --              (7,332)
Realized Gain on Investment                                      --                  --
---------------------------------------------------------------------------------------
Total Distributions to Shareholders                              --              (7,332)
=======================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                           30,891,497           5,011,248
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                          --               7,332
COST OF SHARES REDEEMED                                 (26,872,945)         (1,978,413)
=======================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                 4,018,552           3,040,167
---------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                     4,691,555           2,954,355
NET ASSETS--BEGINNING OF PERIOD                           2,954,355                  --
=======================================================================================
NET ASSETS--END OF PERIOD                          $      7,645,910    $      2,954,355
=======================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)         $        101,286    $          2,505
=======================================================================================

* SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 30, 2005--DYNAMIC STRENGTHENING DOLLAR FUND AND DYNAMIC WEAKENING DOLLAR FUND; NOVEMBER 29, 2005--MULTI-CAP CORE EQUITY FUND.

+     UNAUDITED.

                                              See Notes to Financial Statements.


164 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                MULTI-CAP
                                                               CORE EQUITY                           SECTOR ROTATION
                                                                   FUND                                    FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD              PERIOD              PERIOD                YEAR
                                                              ENDED               ENDED               ENDED               ENDED
                                                           JUNE 30,        DECEMBER 31,            JUNE 30,        DECEMBER 31,
                                                              2006+               2005*               2006+                2005
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $          2,840    $            830    $       (155,984)   $        (68,343)
Net Realized Gain (Loss) on Investments                      15,744              (4,548)         (1,244,269)          2,791,341
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                              99,185               4,004           2,021,413           1,800,965
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                           117,769                 286             621,160           4,523,963
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                            --                  --                  --                  --
Realized Gain on Investment                                      --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                              --                  --                  --                  --
===============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                            3,315,825           3,104,617          65,091,169          60,423,868
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                          --                  --                  --                  --
COST OF SHARES REDEEMED                                  (1,497,810)           (244,497)        (38,287,720)        (30,861,025)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                 1,818,015           2,860,120          26,803,449          29,562,843
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                     1,935,784           2,860,406          27,424,609          34,086,806
NET ASSETS--BEGINNING OF PERIOD                           2,860,406                  --          61,834,248          27,747,442
===============================================================================================================================
NET ASSETS--END OF PERIOD                          $      4,796,190    $      2,860,406    $     89,258,857    $     61,834,248
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)         $          3,670    $            830    $       (155,984)   $             --
===============================================================================================================================

                                                             U.S. GOVERNMENT
                                                            MONEY MARKET FUND                        BANKING FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD                YEAR              PERIOD                YEAR
                                                              ENDED               ENDED               ENDED               ENDED
                                                           JUNE 30,        DECEMBER 31,            JUNE 30,        DECEMBER 31,
                                                              2006+                2005               2006+                2005
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $      4,290,510    $      4,700,835    $        104,304    $        219,732
Net Realized Gain (Loss) on Investments                          --                  --              91,654            (959,804)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                                  --                  --             253,809            (270,743)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                         4,290,510           4,700,835             449,767          (1,010,815)
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                    (4,290,510)         (4,700,832)                 --            (208,716)
Realized Gain on Investment                                      --                  --                  --          (2,141,474)
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                      (4,290,510)         (4,700,832)                 --          (2,350,190)
===============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                          717,534,234       1,184,745,322          25,798,748          56,113,356
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                   4,290,274           4,700,832                  --           2,350,190
COST OF SHARES REDEEMED                                (551,482,967)     (1,171,759,619)        (30,019,832)        (62,442,489)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                               170,341,541          17,686,535          (4,221,084)         (3,978,943)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                   170,341,541          17,686,538          (3,771,317)         (7,339,948)
NET ASSETS--BEGINNING OF PERIOD                         185,364,535         167,677,997          14,579,791          21,919,739
===============================================================================================================================
NET ASSETS--END OF PERIOD                          $    355,706,076    $    185,364,535    $     10,808,474    $     14,579,791
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)         $          7,496    $          7,496    $        324,036    $        219,732
===============================================================================================================================


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 165

--------------------------------------------------------------------------------

                                                                  BASIC                               BIOTECHNOLOGY
                                                              MATERIALS FUND                               FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD                YEAR              PERIOD                YEAR
                                                              ENDED               ENDED               ENDED               ENDED
                                                           JUNE 30,        DECEMBER 31,            JUNE 30,        DECEMBER 31,
                                                              2006+                2005               2006+                2005
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $        229,600    $        146,922    $       (241,798)   $       (225,301)
Net Realized Gain (Loss) on Investments                  (1,269,574)            438,695          (1,787,209)         (1,077,177)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                           2,674,145          (1,893,780)         (1,326,096)          2,731,019
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                         1,634,171          (1,308,163)         (3,355,103)          1,428,541
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                            --             (95,937)                 --                  --
Realized Gain on Investment                                      --          (3,971,372)                 --                  --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                              --          (4,067,309)                 --                  --
===============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                           77,421,690          92,190,282          69,447,748         119,737,084
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                          --           4,067,309                  --                  --
COST OF SHARES REDEEMED                                 (71,361,581)       (108,726,587)        (87,345,013)        (91,668,019)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                 6,060,109         (12,468,996)        (17,897,265)         28,069,065
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                     7,694,280         (17,844,468)        (21,252,368)         29,497,606
NET ASSETS--BEGINNING OF PERIOD                          28,317,309          46,161,777          36,085,937           6,588,331
===============================================================================================================================
NET ASSETS--END OF PERIOD                          $     36,011,589    $     28,317,309    $     14,833,569    $     36,085,937
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)         $        376,522    $        146,922    $       (241,798)   $             --
===============================================================================================================================

                                                               COMMODITIES
                                                                   FUND
---------------------------------------------------------------------------------------
                                                             PERIOD              PERIOD
                                                              ENDED               ENDED
                                                           JUNE 30,        DECEMBER 31,
                                                              2006+               2005*
---------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $        388,023    $        114,126
Net Realized Gain (Loss) on Investments                    (621,144)         (2,283,369)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                             123,541             117,602
---------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                          (109,580)         (2,051,641)
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                            --             (88,043)
Realized Gain on Investment                                      --                  --
---------------------------------------------------------------------------------------
Total Distributions to Shareholders                              --             (88,043)
=======================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                           52,731,123          45,650,039
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                          --              88,043
COST OF SHARES REDEEMED                                 (56,966,549)        (15,411,353)
=======================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                (4,235,426)         30,326,729
---------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                    (4,345,006)         28,187,045
NET ASSETS--BEGINNING OF PERIOD                          28,187,045                  --
=======================================================================================
NET ASSETS--END OF PERIOD                          $     23,842,039    $     28,187,045
=======================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)         $        414,106    $         26,083
=======================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 30, 2005.

+     UNAUDITED.

                                              See Notes to Financial Statements.


166 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                 CONSUMER                              ELECTRONICS
                                                              PRODUCTS FUND                                FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD                YEAR              PERIOD                YEAR
                                                              ENDED               ENDED               ENDED               ENDED
                                                           JUNE 30,        DECEMBER 31,            JUNE 30,        DECEMBER 31,
                                                              2006+                2005               2006+                2005
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $        104,019    $        127,914    $       (175,196)   $       (120,698)
Net Realized Gain (Loss) on Investments                    (264,592)          1,129,327          (4,299,522)         (1,865,668)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                           1,437,189          (1,291,415)           (401,125)            248,322
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                         1,276,616             (34,174)         (4,875,843)         (1,738,044)
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                            --             (98,701)                 --                  --
Realized Gain on Investment                                      --            (595,563)                 --                  --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                              --            (694,264)                 --                  --
===============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                           44,526,596          83,987,436          85,012,991         111,112,719
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                          --             694,264                  --                  --
COST OF SHARES REDEEMED                                 (40,267,727)        (86,209,578)        (65,417,140)       (113,357,895)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                 4,258,869          (1,527,878)         19,595,851          (2,245,176)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                     5,535,485          (2,256,316)         14,720,008          (3,983,220)
NET ASSETS--BEGINNING OF PERIOD                          22,176,616          24,432,932           8,306,110          12,289,330
===============================================================================================================================
NET ASSETS--END OF PERIOD                          $     27,712,101    $     22,176,616    $     23,026,118    $      8,306,110
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)         $        231,933    $        127,914    $       (175,196)   $             --
===============================================================================================================================

                                                                  ENERGY                             ENERGY SERVICES
                                                                   FUND                                    FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD                YEAR              PERIOD                YEAR
                                                              ENDED               ENDED               ENDED               ENDED
                                                           JUNE 30,        DECEMBER 31,            JUNE 30,        DECEMBER 31,
                                                              2006+                2005               2006+                2005
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $       (101,466)   $        (11,471)   $       (474,179)   $       (679,814)
Net Realized Gain (Loss) on Investments                   6,475,082           9,383,343             481,690          (1,689,593)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                           3,001,408          14,787,065          11,943,438          19,597,826
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                         9,375,024          24,158,937          11,950,949          17,228,419
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                            --             (16,641)                 --                  --
Realized Gain on Investment                                      --          (4,777,562)                 --                  --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                              --          (4,794,203)                 --                  --
===============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                           80,315,390         244,153,879         111,357,083         226,791,272
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                          --           4,794,203                  --                  --
COST OF SHARES REDEEMED                                 (96,926,839)       (245,376,150)       (111,323,505)       (193,614,464)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                               (16,611,449)          3,571,932              33,578          33,176,808
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                    (7,236,425)         22,936,666          11,984,527          50,405,227
NET ASSETS--BEGINNING OF PERIOD                          83,437,328          60,500,662          79,721,712          29,316,485
===============================================================================================================================
NET ASSETS--END OF PERIOD                          $     76,200,903    $     83,437,328    $     91,706,239    $     79,721,712
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)         $       (101,466)   $             --    $       (474,179)   $             --
===============================================================================================================================


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 167

--------------------------------------------------------------------------------

                                                            FINANCIAL SERVICES                         HEALTH CARE
                                                                   FUND                                    FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD                YEAR              PERIOD                YEAR
                                                              ENDED               ENDED               ENDED               ENDED
                                                           JUNE 30,        DECEMBER 31,            JUNE 30,        DECEMBER 31,
                                                              2006+                2005               2006+                2005
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $        184,867    $        287,113    $       (131,728)   $       (281,990)
Net Realized Gain (Loss) on Investments                     932,457             (28,632)            138,486           3,078,597
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                             211,323            (132,312)         (1,918,826)          2,066,699
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                         1,328,647             126,169          (1,912,068)          4,863,306
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                            --            (227,270)                 --                  --
Realized Gain on Investment                                      --          (1,835,580)                 --                  --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                              --          (2,062,850)                 --                  --
===============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                           37,686,648          75,836,087          48,134,072         128,683,744
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                          --           2,062,850                  --                  --
COST OF SHARES REDEEMED                                 (53,679,634)        (84,302,471)        (63,867,565)       (112,290,779)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                               (15,992,986)         (6,403,534)        (15,733,493)         16,392,965
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                   (14,664,339)         (8,340,215)        (17,645,561)         21,256,271
NET ASSETS--BEGINNING OF PERIOD                          36,839,484          45,179,699          51,691,585          30,435,314
===============================================================================================================================
NET ASSETS--END OF PERIOD                          $     22,175,145    $     36,839,484    $     34,046,024    $     51,691,585
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)         $        471,980    $        287,113    $       (131,728)   $             --
===============================================================================================================================

                                                                 INTERNET
                                                                   FUND
---------------------------------------------------------------------------------------
                                                             PERIOD                YEAR
                                                              ENDED               ENDED
                                                           JUNE 30,        DECEMBER 31,
                                                              2006+                2005
---------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $        (87,854)   $       (154,798)
Net Realized Gain (Loss) on Investments                   1,373,068           1,240,923
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                            (887,549)         (5,091,806)
---------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                           397,665          (4,005,681)
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                            --                  --
Realized Gain on Investment                                      --            (586,030)
---------------------------------------------------------------------------------------
Total Distributions to Shareholders                              --            (586,030)
=======================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                           25,379,671          85,148,669
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                          --             586,030
COST OF SHARES REDEEMED                                 (42,367,740)        (97,106,055)
=======================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                               (16,988,069)        (11,371,356)
---------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                   (16,590,404)        (15,963,067)
NET ASSETS--BEGINNING OF PERIOD                          20,958,858          36,921,925
=======================================================================================
NET ASSETS--END OF PERIOD                          $      4,368,454    $     20,958,858
=======================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)         $        (87,854)   $             --
=======================================================================================

+     UNAUDITED.

                                              See Notes to Financial Statements.


168 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                 LEISURE                                 PRECIOUS
                                                                   FUND                                METALS FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD                YEAR              PERIOD                YEAR
                                                              ENDED               ENDED               ENDED               ENDED
                                                           JUNE 30,        DECEMBER 31,            JUNE 30,        DECEMBER 31,
                                                              2006+                2005               2006+                2005
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $        (48,005)   $       (243,896)   $       (208,689)   $        (73,200)
Net Realized Gain (Loss) on Investments                     (94,589)          1,463,777          (1,209,043)         (5,450,489)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                             781,403          (3,609,943)          6,713,921          11,668,972
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                           638,809          (2,390,062)          5,296,189           6,145,283
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                            --                  --                  --                  --
Realized Gain on Investment                                      --          (2,102,243)                 --                  --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                              --          (2,102,243)                 --                  --
===============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                           24,979,667          54,494,972         113,182,734         155,123,238
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                          --           2,102,243                  --
COST OF SHARES REDEEMED                                 (27,750,901)        (89,899,020)       (118,662,192)       (128,070,546)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                (2,771,234)        (33,301,805)         (5,479,458)         27,052,692
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                    (2,132,425)        (37,794,110)           (183,269)         33,197,975
NET ASSETS--BEGINNING OF PERIOD                          13,960,778          51,754,888          68,241,045          35,043,070
===============================================================================================================================
NET ASSETS--END OF PERIOD                          $     11,828,353    $     13,960,778    $     68,057,776    $     68,241,045
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)         $        (48,005)   $             --    $       (208,689)   $             --
===============================================================================================================================

                                                               REAL ESTATE                              RETAILING
                                                                   FUND                                    FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD                YEAR              PERIOD                YEAR
                                                              ENDED               ENDED               ENDED               ENDED
                                                           JUNE 30,        DECEMBER 31,            JUNE 30,        DECEMBER 31,
                                                              2006+                2005               2006+                2005
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $        297,731    $        627,909    $        (34,221)   $       (252,985)
Net Realized Gain (Loss) on Investments                     239,370            (367,084)            473,298             761,446
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                           2,588,600           1,158,404            (244,380)           (379,811)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                         3,125,701           1,419,229             194,697             128,650
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                            --            (486,247)                 --                  --
Realized Gain on Investment                                      --                  --                  --            (373,394)
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                              --            (486,247)                 --            (373,394)
===============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                          172,738,034         290,942,708          18,723,685          79,774,938
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                          --             486,247                  --             373,394
COST OF SHARES REDEEMED                                (168,123,201)       (290,202,854)        (22,543,503)        (83,088,381)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                 4,614,833           1,226,101          (3,819,818)         (2,940,049)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                     7,740,534           2,159,083          (3,625,121)         (3,184,793)
NET ASSETS--BEGINNING OF PERIOD                          29,074,274          26,915,191          17,615,596          20,800,389
===============================================================================================================================
NET ASSETS--END OF PERIOD                          $     36,814,808    $     29,074,274    $     13,990,475    $     17,615,596
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)         $        925,640    $        627,909    $        (34,221)   $             --
===============================================================================================================================


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 169

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                TECHNOLOGY                          TELECOMMUNICATIONS
                                                                   FUND                                    FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD                YEAR              PERIOD                YEAR
                                                              ENDED               ENDED               ENDED               ENDED
                                                           JUNE 30,        DECEMBER 31,            JUNE 30,        DECEMBER 31,
                                                              2006+                2005               2006+                2005
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $       (113,756)   $       (202,912)   $         62,630    $        176,939
Net Realized Gain (Loss) on Investments                     (53,597)            395,325            (518,596)            681,979
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                            (631,570)            201,044             598,181          (1,228,903)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
  Operations                                               (798,923)            393,457             142,215            (369,985)
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                            --                  --                  --                  --
Realized Gain on Investment                                      --                  --                  --          (1,560,307)
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                              --                  --                  --          (1,560,307)
===============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                           33,918,907          77,520,975          49,678,893          56,421,975
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                                         --                  --                  --           1,560,307
COST OF SHARES REDEEMED                                 (36,153,889)        (78,688,236)        (51,121,685)        (69,344,879)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                               (2,234,982)         (1,167,261)         (1,442,792)        (11,362,597)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                    (3,033,905)           (773,804)         (1,300,577)        (13,292,889)
NET ASSETS--BEGINNING OF PERIOD                          19,144,961          19,918,765          16,897,891          30,190,780
===============================================================================================================================
NET ASSETS--END OF PERIOD                          $     16,111,056    $     19,144,961    $     15,597,314    $     16,897,891
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)         $       (113,756)   $           --      $        239,569    $        176,939
===============================================================================================================================

+     UNAUDITED.

                                              See Notes to Financial Statements.


170 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                              TRANSPORTATION                            UTILITIES
                                                                   FUND                                    FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD                YEAR              PERIOD                YEAR
                                                              ENDED               ENDED               ENDED               ENDED
                                                           JUNE 30,        DECEMBER 31,            JUNE 30,        DECEMBER 31,
                                                              2006+                2005               2006+                2005
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $       (153,446)   $       (165,000)   $        314,567    $        872,857
Net Realized Gain (Loss) on Investments                  (1,134,148)            986,215           1,189,672          (1,050,256)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                           6,280,570          (1,991,584)             20,643           2,775,884
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
  Operations                                              4,992,976          (1,170,369)          1,524,882           2,598,485
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                            --                  --                  --            (313,329)
Realized Gain on Investment                                      --            (645,384)                 --                  --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                              --            (645,384)                 --            (313,329)
===============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                           68,200,424          57,217,996          39,568,788         164,671,051
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                                         --             645,384                  --             313,329
COST OF SHARES REDEEMED                                 (57,392,847)        (72,003,523)        (52,760,179)       (149,228,346)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                               10,807,577         (14,140,143)        (13,191,391)         15,756,034
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                    15,800,553         (15,955,896)        (11,666,509)         18,041,190
NET ASSETS--BEGINNING OF PERIOD                          31,377,533          47,333,429          39,943,382          21,902,192
===============================================================================================================================
NET ASSETS--END OF PERIOD                          $     47,178,086    $     31,377,533    $     28,276,873    $     39,943,382
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)         $       (153,446)   $             --    $      1,187,424    $        872,857
===============================================================================================================================


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 171

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                      NET INCREASE
                                                     NET REALIZED      (DECREASE)                      DISTRIBUTIONS
                          NET ASSET      NET             AND          IN NET ASSET     DISTRIBUTIONS     FROM NET
                           VALUE,     INVESTMENT      UNREALIZED         VALUE           FROM NET        REALIZED
                          BEGINNING     INCOME      GAINS (LOSSES)   RESULTING FROM     INVESTMENT        CAPITAL         TOTAL
                          OF PERIOD    (LOSS)+      ON SECURITIES      OPERATIONS         INCOME           GAINS      DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
NOVA FUND
   JUNE 30, 2006@        $   8.56      $    .04       $    .10          $    .14        $     --         $     --      $     --
   December 31, 2005         8.26           .05            .28               .33            (.03)              --          (.03)
   December 31, 2004         7.21           .03           1.02              1.05             (--)ss.           --           (--)ss.
   December 31, 2003         5.18           .01           2.02              2.03              --               --            --
   December 31, 2002         8.67          (.01)         (3.07)            (3.08)           (.41)              --          (.41)
   December 31, 2001        13.88           .30          (3.81)            (3.51)          (1.70)              --         (1.70)

INVERSE S&P 500 FUND
   JUNE 30, 2006@            5.15           .08           (.06)              .02              --               --            --
   December 31, 2005         5.19           .08           (.12)             (.04)             --               --            --
   December 31, 2004         5.77          (.02)          (.56)             (.58)             --               --            --
   December 31, 2003         7.57          (.04)         (1.76)            (1.80)             --               --            --
   December 31, 2002         6.29          (.02)          1.38              1.36            (.08)              --          (.08)
   December 31, 2001         6.09           .12            .88              1.00            (.80)              --          (.80)

OTC FUND
   JUNE 30, 2006@           14.55          (.05)          (.66)             (.71)             --               --            --
   December 31, 2005        14.39          (.09)           .25               .16              --               --            --
   December 31, 2004        13.16          (.02)          1.25              1.23              --               --            --
   December 31, 2003         9.05          (.13)          4.24              4.11              --               --            --
   December 31, 2002        14.80          (.17)         (5.58)            (5.75)             --               --            --
   December 31, 2001        22.83          (.23)         (7.80)            (8.03)             --               --            --

INVERSE OTC FUND
   JUNE 30, 2006@           21.51           .32           1.10              1.42              --               --            --
   December 31, 2005        21.24           .33           (.06)              .27              --               --            --
   December 31, 2004        24.09          (.08)         (2.77)            (2.85)             --               --            --
   December 31, 2003        39.04          (.22)        (14.33)           (14.55)             --             (.40)         (.40)
   December 31, 2002        29.48          (.19)         10.22             10.03            (.47)              --          (.47)
   December 31, 2001*       25.00           .03           4.45              4.48              --               --            --

DYNAMIC S&P 500 FUND
   JUNE 30, 2006@           18.37           .09            .20               .29              --               --            --
   December 31, 2005        19.83           .10            .53               .63            (.02)           (2.07)        (2.09)
   December 31, 2004        21.59           .02           2.98              3.00              --            (4.76)        (4.76)
   December 31, 2003        16.09          (.11)          8.95              8.84              --            (3.34)        (3.34)
   December 31, 2002        29.87          (.09)        (13.65)           (13.74)             --             (.04)         (.04)
   December 31, 2001*       25.00          (.25)          5.12              4.87              --               --            --

                                                                                 RATIOS TO
                                                                            AVERAGE NET ASSETS:
                                                                    -----------------------------------
                         NET INCREASE     NET ASSET                                             NET                     NET ASSETS,
                         (DECREASE) IN     VALUE,       TOTAL                                INVESTMENT    PORTFOLIO      END OF
                           NET ASSET       END OF     INVESTMENT     GROSS         NET         INCOME      TURNOVER    PERIOD (000'S
                             VALUE         PERIOD       RETURN      EXPENSES     EXPENSES      (LOSS)       RATE***      OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
NOVA FUND
   JUNE 30, 2006@         $    .14       $   8.70        1.64%       1.48%**      1.48%**       0.85%**        78%       $ 62,273
   December 31, 2005           .30           8.56        3.97%       1.53%        1.53%         0.60%         381%        132,018
   December 31, 2004          1.05           8.26       14.62%       1.46%        1.46%         0.41%         654%        130,200
   December 31, 2003          2.03           7.21       39.19%       1.54%        1.54%         0.09%         729%         81,816
   December 31, 2002         (3.49)          5.18      (35.72)%      1.72%        1.72%        (0.14)%        570%         34,017
   December 31, 2001         (5.21)          8.67      (23.58)%      1.45%        1.45%         2.61%          --          60,941

INVERSE S&P 500 FUND
   JUNE 30, 2006@              .02           5.17        0.39%       1.68%**      1.68%**       3.10%**        --         121,707
   December 31, 2005          (.04)          5.15       (0.77)%      1.70%        1.70%         1.46%          --          32,505
   December 31, 2004          (.58)          5.19      (10.05)%      1.62%        1.62%        (0.28)%         --          19,076
   December 31, 2003         (1.80)          5.77      (23.78)%      1.67%        1.67%        (0.59)%         --          17,822
   December 31, 2002          1.28           7.57       21.64%       1.79%        1.79%        (0.24)%         --          36,195
   December 31, 2001           .20           6.29       14.99%       1.89%        1.89%         1.85%          --          18,997

OTC FUND
   JUNE 30, 2006@             (.71)         13.84       (4.88)%      1.48%**      1.48%**      (0.65)%**       96%         73,141
   December 31, 2005           .16          14.55        1.11%       1.50%        1.50%        (0.68)%        294%        102,487
   December 31, 2004          1.23          14.39        9.35%       1.47%        1.47%        (0.17)%        418%        191,476
   December 31, 2003          4.11          13.16       45.41%       1.53%        1.53%        (1.20)%        482%        127,836
   December 31, 2002         (5.75)          9.05      (38.85)%      1.74%        1.74%        (1.58)%        183%         77,635
   December 31, 2001         (8.03)         14.80      (35.17)%      1.45%        1.45%        (1.31)%        139%        164,619

INVERSE OTC FUND
   JUNE 30, 2006@             1.42          22.93        6.60%       1.65%**      1.65%**       3.00%**        --          34,225
   December 31, 2005           .27          21.51        1.27%       1.70%        1.63%         1.49%          --          19,648
   December 31, 2004         (2.85)         21.24      (11.83)%      1.64%        1.64%        (0.35)%         --          23,928
   December 31, 2003        (14.95)         24.09      (37.37)%      1.68%        1.68%        (0.73)%         --          34,563
   December 31, 2002          9.56          39.04       33.85%       1.77%        1.77%        (0.49)%         --          24,229
   December 31, 2001*         4.48          29.48       17.92%       2.23%**      2.23%**       0.10%**        --           5,955

DYNAMIC S&P 500 FUND
   JUNE 30, 2006@              .29          18.66        1.58%       1.64%**      1.64%**       0.98%**       113%         23,804
   December 31, 2005         (1.46)         18.37        3.38%       1.65%        1.65%         0.55%         585%         25,397
   December 31, 2004         (1.76)         19.83       16.90%       1.65%        1.65%         0.09%         974%         29,053
   December 31, 2003          5.50          21.59       54.94%       1.69%        1.69%        (0.55)%      1,085%         30,428
   December 31, 2002        (13.78)         16.09      (46.00)%      1.74%        1.74%        (0.49)%         --           2,122
   December 31, 2001*         4.87          29.87       19.48%       2.22%**      2.22%**      (1.11)%**       --             311

  * Since the commencement of operations: May 21, 2001 -- Inverse OTC Fund; October 1, 2001 -- Dynamic S&P 500 Fund.

 **   Annualized.

*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  +   Calculated using the average daily shares outstanding for the year.

ss.   Less than $.01 per share. Actual Amount = $.00378.

  @   Unaudited.


172 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                     NET INCREASE
                                                    NET REALIZED      (DECREASE)                      DISTRIBUTIONS
                         NET ASSET      NET             AND          IN NET ASSET     DISTRIBUTIONS     FROM NET       DISTRIBUTIONS
                          VALUE,     INVESTMENT      UNREALIZED         VALUE           FROM NET        REALIZED           FROM
                         BEGINNING     INCOME      GAINS (LOSSES)   RESULTING FROM     INVESTMENT        CAPITAL         RETURN OF
                         OF PERIOD    (LOSS)+      ON SECURITIES      OPERATIONS         INCOME           GAINS           CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
DYNAMIC OTC FUND
   JUNE 30, 2006@        $  22.39    $    (.01)      $  (2.66)        $  (2.67)       $     --         $     --         $     --
   December 31, 2005        23.09         (.09)          (.61)            (.70)             --               --               --
   December 31, 2004        21.73         (.06)          2.76             2.70            (.97)            (.06)            (.31)
   December 31, 2003        11.90         (.21)         11.95            11.74              --            (1.91)              --
   December 31, 2002        38.97         (.13)        (26.94)          (27.07)             --               --               --
   December 31, 2001*       25.00         (.59)         14.56            13.97              --               --               --

MID-CAP ADVANTAGE FUND
   JUNE 30, 2006@           30.15          .02           1.20             1.22              --               --               --
   December 31, 2005        26.50         (.02)          3.75             3.73              --             (.08)              --
   December 31, 2004        24.74         (.09)          4.96             4.87              --            (3.11)              --
   December 31, 2003        17.77         (.12)          9.44             9.32              --            (2.35)              --
   December 31, 2002        31.21         (.12)         (7.18)           (7.30)             --            (6.14)              --
   December 31, 2001*       25.00         (.20)          6.88             6.68              --             (.47)              --

INVERSE MID-CAP FUND
   JUNE 30, 2006@           39.15          .57          (1.25)            (.68)             --               --               --
   December 31, 2005        44.03          .70          (4.31)           (3.61)          (1.27)              --               --
   December 31, 2004*       50.00         (.06)         (5.91)           (5.97)             --               --               --

RUSSELL 2000(R) ADVANTAGE FUND
   JUNE 30, 2006@           34.14          .04           3.09             3.13              --               --               --
   December 31, 2005        33.65          .01           1.31             1.32            (.83)              --               --
   December 31, 2004        29.75         (.10)          6.95             6.85              --            (2.95)              --
   December 31, 2003        20.11         (.18)         13.11            12.93              --            (3.29)              --
   December 31, 2002        31.91         (.17)        (11.08)          (11.25)             --             (.55)              --
   December 31, 2001*       25.00         (.31)          7.56             7.25              --             (.34)              --

INVERSE RUSSELL 2000(R) FUND
   JUNE 30, 2006@           40.60          .58          (2.95)           (2.37)             --               --               --
   December 31, 2005        42.83          .65          (1.98)           (1.33)           (.90)              --               --
   December 31, 2004*       50.00         (.10)         (7.07)           (7.17)             --               --               --

GOVERNMENT LONG BOND ADVANTAGE FUND
   JUNE 30, 2006@           12.38          .21          (1.59)           (1.38)           (.21)              --               --
   December 31, 2005        11.88          .41            .50              .91            (.41)              --               --
   December 31, 2004        11.67          .40            .54              .94            (.40)            (.33)              --
   December 31, 2003        13.08          .41           (.52)            (.11)           (.41)            (.89)              --
   December 31, 2002        11.44          .44           1.64             2.08            (.44)              --               --
   December 31, 2001        11.80          .37           (.36)             .01            (.37)              --               --

                                                                                                           RATIOS TO
                                                                                                      AVERAGE NET ASSETS:
                                                                                            ---------------------------------------
                                           NET INCREASE       NET ASSET                                                      NET
                                           (DECREASE) IN       VALUE,          TOTAL                                     INVESTMENT
                              TOTAL          NET ASSET         END OF       INVESTMENT       GROSS            NET          INCOME
                          DISTRIBUTIONS        VALUE           PERIOD         RETURN        EXPENSES       EXPENSES        (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
DYNAMIC OTC FUND
   JUNE 30, 2006@                --          $  (2.67)        $  19.72        (11.92)%        1.65%**        1.65%**       (0.08)%**
   December 31, 2005             --              (.70)           22.39         (3.03)%        1.65%          1.65%         (0.42)%
   December 31, 2004          (1.34)             1.36            23.09         14.21%         1.65%          1.65%         (0.29)%
   December 31, 2003          (1.91)             9.83            21.73         98.63%         1.71%          1.71%         (1.10)%
   December 31, 2002             --            (27.07)           11.90        (69.46)%        1.77%          1.77%         (0.79)%
   December 31, 2001*            --             13.97            38.97         55.88%         2.34%**        2.34%**       (1.77)%**

MID-CAP ADVANTAGE FUND
   JUNE 30, 2006@                --              1.22            31.37          4.05%         1.64%**        1.64%**        0.13%**
   December 31, 2005           (.08)             3.65            30.15         14.07%         1.65%          1.65%         (0.05)%
   December 31, 2004          (3.11)             1.76            26.50         22.14%         1.64%          1.64%         (0.37)%
   December 31, 2003          (2.35)             6.97            24.74         52.43%         1.70%          1.70%         (0.54)%
   December 31, 2002          (6.14)           (13.44)           17.77        (24.44)%        1.75%          1.75%         (0.49)%
   December 31, 2001*          (.47)             6.21            31.21         26.67%         2.27%**        2.27%**       (0.87)%**

INVERSE MID-CAP FUND
   JUNE 30, 2006@                --              (.68)           38.47         (1.74)%        1.68%**        1.68%**        3.13%**
   December 31, 2005          (1.27)            (4.88)           39.15         (8.16)%        1.64%          1.64%          1.65%
   December 31, 2004*            --             (5.97)           44.03        (11.94)%        1.62%**        1.62%**       (0.17)%**

RUSSELL 2000(R) ADVANTAGE FUND
   JUNE 30, 2006@                --              3.13            37.27          9.17%         1.64%**        1.64%**        0.20%**
   December 31, 2005           (.83)              .49            34.14          3.91%         1.63%          1.63%          0.04%
   December 31, 2004          (2.95)             3.90            33.65         25.20%         1.65%          1.65%         (0.32)%
   December 31, 2003          (3.29)             9.64            29.75         64.28%         1.70%          1.70%         (0.66)%
   December 31, 2002           (.55)           (11.80)           20.11        (35.45)%        1.74%          1.74%         (0.70)%
   December 31, 2001*          (.34)             6.91            31.91         28.97%         2.26%**        2.26%**       (0.96)%**

INVERSE RUSSELL 2000(R) FUND
   JUNE 30, 2006@                --             (2.37)           38.23         (5.84)%        1.66%**        1.66%**        3.16%**
   December 31, 2005           (.90)            (2.23)           40.60         (3.07)%        1.63%          1.63%          1.49%
   December 31, 2004*            --             (7.17)           42.83        (14.34)%        1.65%**        1.65%**       (0.29)%**

GOVERNMENT LONG BOND ADVANTAGE FUND
   JUNE 30, 2006@              (.21)            (1.59)           10.79        (11.26)%        1.21%**        1.21%**        3.65%**
   December 31, 2005           (.41)              .50            12.38          7.71%         1.18%          1.18%          3.30%
   December 31, 2004           (.73)              .21            11.88          8.42%         1.21%          1.21%          3.36%
   December 31, 2003          (1.30)            (1.41)           11.67         (0.64)%        1.23%          1.23%          3.26%
   December 31, 2002           (.44)             1.64            13.08         18.62%         1.24%          1.24%          3.65%
   December 31, 2001           (.37)             (.36)           11.44          0.08%         2.37%          2.01%          3.22%

                                        NET ASSETS,
                          PORTFOLIO       END OF
                          TURNOVER     PERIOD (000'S
                           RATE***       OMITTED)
----------------------------------------------------
DYNAMIC OTC FUND
   JUNE 30, 2006@            140%       $ 48,573
   December 31, 2005         343%         44,313
   December 31, 2004         662%         57,599
   December 31, 2003         959%         40,632
   December 31, 2002          --           3,346
   December 31, 2001*         --             477

MID-CAP ADVANTAGE FUND
   JUNE 30, 2006@            282%         31,645
   December 31, 2005         573%         51,197
   December 31, 2004         866%         34,162
   December 31, 2003       1,665%         18,544
   December 31, 2002       4,320%          6,707
   December 31, 2001*      3,707%            754

INVERSE MID-CAP FUND
   JUNE 30, 2006@             --           2,460
   December 31, 2005          --           2,846
   December 31, 2004*         --           1,319

RUSSELL 2000(R) ADVANTAGE FUND
   JUNE 30, 2006@            272%         49,060
   December 31, 2005         404%         38,589
   December 31, 2004       1,171%        112,649
   December 31, 2003       1,135%        122,995
   December 31, 2002       1,940%         12,947
   December 31, 2001*        848%          8,524

INVERSE RUSSELL 2000(R) FUND
   JUNE 30, 2006@             --          20,956
   December 31, 2005          --          11,850
   December 31, 2004*         --           4,344

GOVERNMENT LONG BOND ADVANTAGE FUND
   JUNE 30, 2006@            836%         67,030
   December 31, 2005       1,284%         60,160
   December 31, 2004       1,318%         48,709
   December 31, 2003       1,272%         65,358
   December 31, 2002       1,239%         25,190
   December 31, 2001       1,247%          4,521

  * Since the commencement of operations: October 1, 2001 -- Dynamic OTC Fund, Mid-Cap Advantage Fund, and Russell 2000(R) Advantage Fund; May 3, 2004 -- Inverse Mid-Cap Fund and Inverse Russell 2000(R) Fund.

 **   Annualized.

*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  +   Calculated using the average daily shares outstanding for the year.

  @   Unaudited.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 173

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                                    NET INCREASE
                                                                  NET REALIZED       (DECREASE)                       DISTRIBUTIONS
                                     NET ASSET       NET              AND           IN NET ASSET     DISTRIBUTIONS      FROM NET
                                      VALUE,      INVESTMENT       UNREALIZED          VALUE           FROM NET         REALIZED
                                     BEGINNING      INCOME       GAINS (LOSSES)    RESULTING FROM     INVESTMENT         CAPITAL
                                     OF PERIOD     (LOSS)+       ON SECURITIES       OPERATIONS         INCOME            GAINS
-----------------------------------------------------------------------------------------------------------------------------------
INVERSE GOVERNMENT LONG BOND FUND
   JUNE 30, 2006@                    $ 20.80       $   .29          $  2.46           $  2.75           $    --          $    --
   December 31, 2005                   21.95          (.07)           (1.08)            (1.15)               --               --
   December 31, 2004                   24.82          (.66)           (1.98)            (2.64)               --             (.23)
   December 31, 2003*                  25.00          (.13)            (.05)             (.18)               --               --

EUROPE ADVANTAGE FUND
   JUNE 30, 2006@                      23.84           .41             2.44              2.85                --               --
   December 31, 2005                   22.62           .21             1.23              1.44              (.09)            (.13)
   December 31, 2004                   22.87          (.05)            3.71              3.66             (3.82)            (.09)
   December 31, 2003                   19.52          (.17)            8.58              8.41                --            (5.06)
   December 31, 2002                   28.01          (.09)           (7.84)            (7.93)             (.01)            (.55)
   December 31, 2001*                  25.00          (.16)            3.17              3.01                --               --

JAPAN ADVANTAGE FUND
   JUNE 30, 2006@                      33.42           .48             (.26)              .22                --               --
   December 31, 2005                   27.77           .48             5.17              5.65                --               --
   December 31, 2004                   25.17          (.14)            2.74              2.60                --               --
   December 31, 2003                   18.29          (.16)            7.04              6.88                --               --
   December 31, 2002                   21.91          (.08)           (3.46)            (3.54)               --             (.08)
   December 31, 2001*                  25.00          (.16)           (2.93)            (3.09)               --               --

DYNAMIC DOW FUND
   JUNE 30, 2006@                      23.10           .08             1.39              1.47                --               --
   December 31, 2005                   25.89           .24            (1.25)            (1.01)             (.17)           (1.61)
   December 31, 2004*                  25.00           .14             2.03              2.17             (1.16)            (.12)

INVERSE DYNAMIC DOW FUND
   JUNE 30, 2006@                      43.20           .60            (3.17)            (2.57)               --               --
   December 31, 2005                   43.22           .74             (.06)              .68              (.70)              --
   December 31, 2004*                  50.00          (.03)           (5.71)            (5.74)               --            (1.04)

SMALL-CAP VALUE FUND
   JUNE 30, 2006@                      25.67           .09             2.04              2.13                --               --
   December 31, 2005                   28.84          (.05)            1.13              1.08                --            (4.25)
   December 31, 2004*                  25.00           .01             4.50              4.51              (.01)            (.66)

                                    DISTRIBUTIONS                      NET INCREASE       NET ASSET
                                        FROM                           (DECREASE) IN        VALUE,           TOTAL
                                      RETURN OF         TOTAL            NET ASSET          END OF         INVESTMENT
                                       CAPITAL      DISTRIBUTIONS          VALUE            PERIOD           RETURN
---------------------------------------------------------------------------------------------------------------------
INVERSE GOVERNMENT LONG BOND FUND
   JUNE 30, 2006@                     $    --         $    --            $  2.75          $ 23.55            13.22%
   December 31, 2005                       --              --              (1.15)           20.80            (5.24)%
   December 31, 2004                       --            (.23)             (2.87)           21.95           (10.67)%
   December 31, 2003*                      --              --               (.18)           24.82            (0.72)%

EUROPE ADVANTAGE FUND
   JUNE 30, 2006@                          --              --               2.85            26.69            11.95%
   December 31, 2005                       --            (.22)              1.22            23.84             6.36%
   December 31, 2004                       --           (3.91)              (.25)           22.62            16.15%
   December 31, 2003                       --           (5.06)              3.35            22.87            43.08%
   December 31, 2002                       --            (.56)             (8.49)           19.52           (28.35)%
   December 31, 2001*                      --              --               3.01            28.01            12.04%

JAPAN ADVANTAGE FUND
   JUNE 30, 2006@                          --              --                .22            33.64             0.66%
   December 31, 2005                       --              --               5.65            33.42            20.35%
   December 31, 2004                       --              --               2.60            27.77            10.33%
   December 31, 2003                       --              --               6.88            25.17            37.62%
   December 31, 2002                       --            (.08)             (3.62)           18.29           (16.20)%
   December 31, 2001*                      --              --              (3.09)           21.91           (12.36)%

DYNAMIC DOW FUND
   JUNE 30, 2006@                          --              --               1.47            24.57             6.36%
   December 31, 2005                       --           (1.78)             (2.79)           23.10            (3.81)%
   December 31, 2004*                      --           (1.28)               .89            25.89             8.65%

INVERSE DYNAMIC DOW FUND
   JUNE 30, 2006@                          --              --              (2.57)           40.63            (5.95)%
   December 31, 2005                       --            (.70)              (.02)           43.20             1.63%
   December 31, 2004*                      --           (1.04)             (6.78)           43.22           (11.47)%

SMALL-CAP VALUE FUND
   JUNE 30, 2006@                          --              --               2.13            27.80             8.30%
   December 31, 2005                       --           (4.25)             (3.17)           25.67             3.64%
   December 31, 2004*                      --            (.67)              3.84            28.84            18.03%

                                                            RATIOS TO
                                                       AVERAGE NET ASSETS:
                                      -----------------------------------------------------
                                                                                    NET                        NET ASSETS,
                                                                                 INVESTMENT      PORTFOLIO       END OF
                                       GROSS          NET         OPERATING        INCOME        TURNOVER     PERIOD (000'S
                                      EXPENSES      EXPENSES      EXPENSES++       (LOSS)         RATE***       OMITTED)
---------------------------------------------------------------------------------------------------------------------------
INVERSE GOVERNMENT LONG BOND FUND
   JUNE 30, 2006@                      5.07%**       5.07%**        1.64%**         2.61%**         352%         $33,824
   December 31, 2005                   5.11%         5.11%          1.63%          (0.33)%          589%          29,671
   December 31, 2004                   5.02%         5.02%          1.63%          (2.86)%           --           41,098
   December 31, 2003*                  1.69%**       1.69%**        1.69%**        (0.74)%**         --           22,355

EUROPE ADVANTAGE FUND
   JUNE 30, 2006@                      1.64%**       1.64%**        1.64%**         3.18%**         205%          33,515
   December 31, 2005                   1.63%         1.63%          1.63%           0.94%           399%          25,954
   December 31, 2004                   1.64%         1.64%          1.64%          (0.23)%           --           54,994
   December 31, 2003                   1.70%         1.70%          1.70%          (0.75)%           --           38,443
   December 31, 2002                   1.78%         1.78%          1.78%          (0.41)%           --            3,082
   December 31, 2001*                  2.17%**       2.17%**        2.17%**        (0.55)%**         --            1,322

JAPAN ADVANTAGE FUND
   JUNE 30, 2006@                      1.63%**       1.63%**        1.63%**         2.77%**          --           30,842
   December 31, 2005                   1.70%         1.70%          1.70%           1.72%            --           55,219
   December 31, 2004                   1.63%         1.63%          1.63%          (0.50)%           --           14,228
   December 31, 2003                   1.69%         1.69%          1.69%          (0.75)%           --           11,541
   December 31, 2002                   1.80%         1.80%          1.80%          (0.38)%           --            3,590
   December 31, 2001*                  2.23%**       2.23%**        2.23%**        (0.62)%**         --              643

DYNAMIC DOW FUND
   JUNE 30, 2006@                      1.68%**       1.68%**        1.68%**         1.50%**         150%          39,478
   December 31, 2005                   1.67%         1.67%          1.67%           1.03%           666%          12,920
   December 31, 2004*                  1.63%**       1.63%**        1.63%**         0.91%**         907%          10,419

INVERSE DYNAMIC DOW FUND
   JUNE 30, 2006@                      1.64%**       1.64%**        1.64%**         2.99%**          --            3,168
   December 31, 2005                   1.65%         1.65%          1.65%           1.67%            --            7,257
   December 31, 2004*                  1.62%**       1.62%**        1.62%**        (0.09)%**         --            3,184

SMALL-CAP VALUE FUND
   JUNE 30, 2006@                      1.49%**       1.49%**        1.49%**         0.66%**         240%          18,396
   December 31, 2005                   1.47%         1.47%          1.47%          (0.16)%          825%          19,035
   December 31, 2004*                  1.46%**       1.46%**        1.46%**         0.07%**         507%          47,274

  * Since the commencement of operations: October 1, 2001 -- Europe Advantage Fund and Japan Advantage Fund; May 1, 2003 -- Inverse Government Long Bond Fund; May 3, 2004 -- Dynamic Dow Fund, Inverse Dynamic Dow Fund, and Small-Cap Value Fund.

 **   Annualized.

*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  +   Calculated using the average daily shares outstanding for the year.

 ++   Operating Expenses exclude interest expense from securities sold short.

  @   Unaudited.


174 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                           NET INCREASE
                                                                            (DECREASE)
                                                                              IN NET
                                                            NET REALIZED      ASSET                      DISTRIBUTIONS
                                   NET ASSET      NET           AND           VALUE      DISTRIBUTIONS     FROM NET
                                    VALUE,     INVESTMENT    UNREALIZED     RESULTING      FROM NET        REALIZED
                                   BEGINNING     INCOME    GAINS (LOSSES)      FROM       INVESTMENT        CAPITAL        TOTAL
                                   OF PERIOD    (LOSS)+    ON SECURITIES    OPERATIONS      INCOME           GAINS     DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE FUND
   JUNE 30, 2006@                   $ 19.27     $   .15       $  1.08        $  1.23       $    --         $    --        $    --
   December 31, 2005                  27.08         .07          2.28           2.35          (.20)          (9.96)        (10.16)
   December 31, 2004*                 25.00          --          3.80           3.80           (--)ss.       (1.72)         (1.72)

LARGE-CAP VALUE FUND
   JUNE 30, 2006@                     27.90         .14          1.69           1.83            --              --             --
   December 31, 2005                  27.68         .21           .95           1.16          (.15)           (.79)          (.94)
   December 31, 2004*                 25.00         .12          3.00           3.12          (.11)           (.33)          (.44)

SMALL-CAP GROWTH FUND
   JUNE 30, 2006@                     28.64        (.16)         1.13            .97            --              --             --
   December 31, 2005                  28.55        (.21)         2.00           1.79            --           (1.70)         (1.70)
   December 31, 2004*                 25.00        (.17)         4.12           3.95            --            (.40)          (.40)

MID-CAP GROWTH FUND
   JUNE 30, 2006@                     30.24        (.13)         (.21)          (.34)           --              --             --
   December 31, 2005                  27.13        (.20)         3.31           3.11            --              --             --
   December 31, 2004*                 25.00        (.13)         2.26           2.13            --              --             --

LARGE-CAP GROWTH FUND
   JUNE 30, 2006@                     25.69        (.09)         (.66)          (.75)           --              --             --
   December 31, 2005                  25.75        (.01)          .47            .46          (.02)           (.50)          (.52)
   December 31, 2004*                 25.00         .36           .71           1.07          (.15)           (.17)          (.32)

DYNAMIC STRENGTHENING DOLLAR FUND
   JUNE 30, 2006@                     25.62         .38         (3.03)         (2.65)           --              --             --
   December 31, 2005*                 25.00         .14           .65            .79          (.17)             --           (.17)

DYNAMIC WEAKENING DOLLAR FUND
   JUNE 30, 2006@                     24.31         .39          2.86           3.25            --              --             --
   December 31, 2005*                 25.00         .15          (.78)          (.63)         (.06)             --           (.06)

MULTI-CAP CORE EQUITY FUND
   JUNE 30, 2006@                     25.04         .02           .87            .89            --              --             --
   December 31, 2005*                 25.00         .01           .03            .04            --              --             --

SECTOR ROTATION FUND
   JUNE 30, 2006@                     12.68        (.03)          .49            .46            --              --             --
   December 31, 2005                  11.16        (.02)         1.54           1.52            --              --             --
   December 31, 2004                  10.08        (.05)         1.13           1.08            --              --             --
   December 31, 2003                   7.76        (.07)         2.39           2.32            --              --             --
   December 31, 2002*                 10.00        (.01)        (2.23)         (2.24)           --              --             --

                                                                                     RATIOS TO
                                                                                AVERAGE NET ASSETS:
                                                                               ----------------------
                                   NET INCREASE    NET ASSET                                  NET                      NET ASSETS,
                                   (DECREASE) IN    VALUE,          TOTAL                  INVESTMENT    PORTFOLIO       END OF
                                     NET ASSET      END OF       INVESTMENT     TOTAL        INCOME      TURNOVER     PERIOD (000'S
                                       VALUE        PERIOD         RETURN      EXPENSES      (LOSS)       RATE***       OMITTED)
-----------------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE FUND
   JUNE 30, 2006@                     $  1.23       $ 20.50         6.38%       1.50%**      1.47%**        144%        $21,318
   December 31, 2005                    (7.81)        19.27         8.32%       1.48%        0.26%        1,133%         14,232
   December 31, 2004*                    2.08         27.08        15.20%       1.48%**      0.01%**      1,173%         19,479

LARGE-CAP VALUE FUND
   JUNE 30, 2006@                        1.83         29.73         6.56%       1.50%**      0.97%**        274%         38,053
   December 31, 2005                      .22         27.90         4.19%       1.50%        0.77%          493%         24,547
   December 31, 2004*                    2.68         27.68        12.49%       1.45%**      0.69%**        983%         11,144

SMALL-CAP GROWTH FUND
   JUNE 30, 2006@                         .97         29.61         3.39%       1.48%**     (1.04)%**       363%          9,982
   December 31, 2005                      .09         28.64         6.20%       1.50%       (0.72)%         737%         24,308
   December 31, 2004*                    3.55         28.55        15.82%       1.46%**     (0.93)%**       733%         30,269

MID-CAP GROWTH FUND
   JUNE 30, 2006@                        (.34)        29.90        (1.12)%      1.46%**     (0.84)%**       240%         16,637
   December 31, 2005                     3.11         30.24        11.46%       1.52%       (0.70)%       1,178%         53,035
   December 31, 2004*                    2.13         27.13         8.52%       1.46%**     (0.75)%**       875%         20,702

LARGE-CAP GROWTH FUND
   JUNE 30, 2006@                        (.75)        24.94        (2.92)%      1.48%**     (0.70)%**       309%         15,329
   December 31, 2005                     (.06)        25.69         1.77%       1.52%       (0.03)%       1,111%         22,538
   December 31, 2004*                     .75         25.75         4.26%       1.46%**      2.12%**      1,087%         20,012

DYNAMIC STRENGTHENING DOLLAR FUND
   JUNE 30, 2006@                       (2.65)        22.97       (10.34)%      1.66%**      3.14%**         --           2,461
   December 31, 2005*                     .62         25.62         3.16%       1.78%**      2.11%**         --           1,250

DYNAMIC WEAKENING DOLLAR FUND
   JUNE 30, 2006@                        3.25         27.56        13.37%       1.65%**      3.02%**         --           7,646
   December 31, 2005*                    (.69)        24.31        (2.53)%      1.76%**      2.28%**         --           2,954

MULTI-CAP CORE EQUITY FUND
   JUNE 30, 2006@                         .89         25.93         3.55%       1.46%**      0.15%**         46%          4,796
   December 31, 2005*                     .04         25.04         0.16%       1.67%**      0.33%**          8%          2,860

SECTOR ROTATION FUND
   JUNE 30, 2006@                         .46         13.14         3.63%       1.65%**     (0.39)%**       162%         89,259
   December 31, 2005                     1.52         12.68        13.62%       1.70%       (0.20)%         281%         61,834
   December 31, 2004                     1.08         11.16        10.71%       1.63%       (0.52)%         333%         27,747
   December 31, 2003                     2.32         10.08        29.97%       1.70%       (0.78)%         401%         20,594
   December 31, 2002*                   (2.24)         7.76       (22.40)%      1.69%**     (0.16)%**       357%          6,669

  * Since the commencement of operations: May 1, 2002 -- Sector Rotation Fund; May 3, 2004 -- Mid-Cap Value Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Growth Fund, and Large- Cap Growth Fund; September 30, 2005 -- Dynamic Strengthening Dollar Fund and Dynamic Weakening Dollar Fund; November 29, 2005 -- Multi-Cap Core Equity Fund.

 **   Annualized.

*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  +   Calculated using the average daily shares outstanding for the year.

ss.   Less than $.01 per share. Actual Amount = $.00454.

  @   Unaudited.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 175

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                          NET INCREASE
                                                         NET REALIZED      (DECREASE)                         DISTRIBUTIONS
                          NET ASSET      NET                 AND          IN NET ASSET    DISTRIBUTIONS         FROM NET
                           VALUE,     INVESTMENT          UNREALIZED          VALUE         FROM NET            REALIZED
                          BEGINNING     INCOME          GAINS (LOSSES)   RESULTING FROM    INVESTMENT            CAPITAL
                          OF PERIOD    (LOSS)+          ON SECURITIES      OPERATIONS        INCOME               GAINS
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
   JUNE 30, 2006@          $ 1.00       $ .02               $   --          $   .02         $ (.02)              $   --
   December 31, 2005         1.00         .02                   --              .02           (.02)                  --
   December 31, 2004         1.00          --ss.ss.ss.          --               --            (--)ss.ss.ss.         --
   December 31, 2003         1.00          --ss.ss.             --               --            (--)ss.ss.            --
   December 31, 2002         1.00          --ss.                --               --            (--)ss.               --
   December 31, 2001         1.00         .03                   --              .03           (.03)                  --

BANKING FUND
   JUNE 30, 2006@           29.69         .21                  .74              .95             --                   --
   December 31, 2005        36.29         .44                (1.52)           (1.08)          (.49)               (5.03)
   December 31, 2004        32.50         .35                 4.38             4.73           (.11)                (.83)
   December 31, 2003        24.95         .36                 7.52             7.88           (.33)                  --
   December 31, 2002        25.21         .28                 (.47)            (.19)          (.07)                  --
   December 31, 2001*       25.00         .45                 (.24)             .21             --                   --

BASIC MATERIALS FUND
   JUNE 30, 2006@           27.87         .18                 2.54             2.72             --                   --
   December 31, 2005        32.66         .12                  .80              .92           (.13)               (5.58)
   December 31, 2004        27.69         .09                 5.58             5.67           (.01)                (.69)
   December 31, 2003        21.07         .04                 6.59             6.63           (.01)                  --
   December 31, 2002        24.21         .09                (3.17)           (3.08)          (.06)                  --
   December 31, 2001*       25.00         .22                (1.01)            (.79)            --                   --

BIOTECHNOLOGY FUND
   JUNE 30, 2006@           21.37        (.16)               (1.13)           (1.29)            --                   --
   December 31, 2005        19.31        (.31)                2.37             2.06             --                   --
   December 31, 2004        19.10        (.29)                 .50              .21             --                   --
   December 31, 2003        13.44        (.28)                5.94             5.66             --                   --
   December 31, 2002        24.67        (.28)              (10.91)          (11.19)            --                 (.04)
   December 31, 2001*       25.00        (.55)                 .22             (.33)            --                   --

COMMODITIES FUND
   JUNE 30, 2006@           22.10         .35                  .87             1.22             --                   --
   December 31, 2005*       25.00         .14                (2.98)           (2.84)          (.06)                  --

                                                                                                       RATIOS TO
                                                                                                  AVERAGE NET ASSETS:
                                                                                          -----------------------------------
                                                 NET INCREASE    NET ASSET                                             NET
                                                 (DECREASE) IN    VALUE,       TOTAL                               INVESTMENT
                                TOTAL              NET ASSET      END OF     INVESTMENT    GROSS         NET         INCOME
                            DISTRIBUTIONS            VALUE        PERIOD       RETURN     EXPENSES    EXPENSES       (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
   JUNE 30, 2006@             $ (.02)               $    --       $ 1.00        1.71%       1.20%**     1.20%**       3.51%**
   December 31, 2005            (.02)                    --         1.00        2.00%       1.17%       1.17%         1.96%
   December 31, 2004             (--)ss.ss.ss.           --         1.00        0.23%       1.19%       1.10%         0.20%
   December 31, 2003             (--)ss.ss.              --         1.00        0.01%       1.22%       1.11%         0.01%
   December 31, 2002             (--)ss.                 --         1.00        0.47%       1.23%       1.23%         0.44%
   December 31, 2001            (.03)                    --         1.00        2.77%       1.19%       1.19%         2.48%

BANKING FUND
   JUNE 30, 2006@                 --                    .95        30.64        3.20%       1.59%**     1.59%**       1.41%**
   December 31, 2005           (5.52)                 (6.60)       29.69       (2.77)%      1.58%       1.58%         1.34%
   December 31, 2004            (.94)                  3.79        36.29       14.74%       1.59%       1.59%         1.02%
   December 31, 2003            (.33)                  7.55        32.50       31.74%       1.65%       1.65%         1.24%
   December 31, 2002            (.07)                  (.26)       24.95       (0.78)%      1.67%       1.67%         1.10%
   December 31, 2001*             --                    .21        25.21        0.84%       1.99%**     1.99%**       1.80%**

BASIC MATERIALS FUND
   JUNE 30, 2006@                 --                   2.72        30.59        9.76%       1.62%**     1.62%**       1.16%**
   December 31, 2005           (5.71)                 (4.79)       27.87        4.04%       1.57%       1.57%         0.41%
   December 31, 2004            (.70)                  4.97        32.66       20.83%       1.59%       1.59%         0.30%
   December 31, 2003            (.01)                  6.62        27.69       31.46%       1.67%       1.67%         0.17%
   December 31, 2002            (.06)                 (3.14)       21.07      (12.75)%      1.75%       1.75%         0.38%
   December 31, 2001*             --                   (.79)       24.21       (3.16)%      1.95%**     1.95%**       0.85%**

BIOTECHNOLOGY FUND
   JUNE 30, 2006@                 --                  (1.29)       20.08       (6.04)%      1.59%**     1.59%**      (1.49)%**
   December 31, 2005              --                   2.06        21.37       10.67%       1.66%       1.66%        (1.59)%
   December 31, 2004              --                    .21        19.31        1.10%       1.59%       1.59%        (1.51)%
   December 31, 2003              --                   5.66        19.10       42.11%       1.64%       1.64%        (1.61)%
   December 31, 2002            (.04)                (11.23)       13.44      (45.35)%      1.79%       1.79%        (1.76)%
   December 31, 2001*             --                   (.33)       24.67       (1.32)%      2.27%**     2.27%**      (2.24)%**

COMMODITIES FUND
   JUNE 30, 2006@                 --                   1.22        23.32        5.52%       1.49%**     1.36%**       3.13%**
   December 31, 2005*           (.06)                 (2.90)       22.10      (11.34)%      1.64%**     1.64%**       2.41%**

                                               NET ASSETS,
                                  PORTFOLIO      END OF
                                  TURNOVER    PERIOD (000'S
                                   RATE***      OMITTED)
-----------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
   JUNE 30, 2006@                      --      $  355,706
   December 31, 2005                   --         185,365
   December 31, 2004                   --         167,678
   December 31, 2003                   --         232,493
   December 31, 2002                   --         258,953
   December 31, 2001                   --          96,515

BANKING FUND
   JUNE 30, 2006@                     156%         10,808
   December 31, 2005                  532%         14,580
   December 31, 2004                  884%         21,920
   December 31, 2003                1,268%         17,115
   December 31, 2002                1,813%          5,008
   December 31, 2001*                 605%            630

BASIC MATERIALS FUND
   JUNE 30, 2006@                     168%         36,012
   December 31, 2005                  364%         28,317
   December 31, 2004                  725%         46,162
   December 31, 2003                1,175%         44,561
   December 31, 2002                1,848%            901
   December 31, 2001*                 929%            929

BIOTECHNOLOGY FUND
   JUNE 30, 2006@                     209%         14,834
   December 31, 2005                  652%         36,086
   December 31, 2004                1,169%          6,588
   December 31, 2003                1,475%         12,557
   December 31, 2002                3,483%          3,575
   December 31, 2001*                 720%          1,959

COMMODITIES FUND
   JUNE 30, 2006@                      --          23,842
   December 31, 2005*                  --          28,187

        * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001 -- BANKING FUND, BASIC MATERIALS FUND AND BIOTECHNOLOGY FUND; SEPTEMBER 30, 2005 -- COMMODITIES FUND.

       **   ANNUALIZED.

      *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

        +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

      ss.   LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00471.

   ss.ss.   LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00011.

ss.ss.ss.   LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00199.

        @   UNAUDITED.


176 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                       NET INCREASE
                                                      NET REALIZED      (DECREASE)                     DISTRIBUTIONS
                            NET ASSET      NET            AND          IN NET ASSET    DISTRIBUTIONS     FROM NET
                             VALUE,     INVESTMENT     UNREALIZED         VALUE          FROM NET        REALIZED
                            BEGINNING     INCOME     GAINS (LOSSES)   RESULTING FROM    INVESTMENT        CAPITAL          TOTAL
                            OF PERIOD    (LOSS)+     ON SECURITIES      OPERATIONS        INCOME           GAINS       DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND
   JUNE 30, 2006@            $ 31.63      $ .15          $ 1.97           $ 2.12          $   --         $    --          $    --
   December 31, 2005           32.95        .14            (.26)            (.12)           (.17)          (1.03)           (1.20)
   December 31, 2004           29.39        .11            3.78             3.89            (.01)           (.32)            (.33)
   December 31, 2003           24.36        .01            5.29             5.30            (.02)           (.25)            (.27)
   December 31, 2002           25.32        .04            (.95)            (.91)           (.01)           (.04)            (.05)
   December 31, 2001*          25.00        .05             .27              .32              --              --               --

ELECTRONICS FUND
   JUNE 30, 2006@              13.68       (.08)           (.16)            (.24)             --              --               --
   December 31, 2005           13.17       (.16)            .67              .51              --              --               --
   December 31, 2004           16.88       (.20)          (3.51)           (3.71)             --              --               --
   December 31, 2003            9.94       (.21)           7.15             6.94              --              --               --
   December 31, 2002           20.64       (.24)          (9.67)           (9.91)             --            (.79)            (.79)
   December 31, 2001*          25.00       (.43)          (3.93)           (4.36)             --              --               --

ENERGY FUND
   JUNE 30, 2006@              39.20       (.05)           4.94             4.89              --              --               --
   December 31, 2005           29.68         --           11.44            11.44            (.01)          (1.91)           (1.92)
   December 31, 2004           22.45        .01            7.23             7.24             (--)ss.        (.01)            (.01)
   December 31, 2003           18.25        .01            4.19             4.20              --              --               --
   December 31, 2002           21.10       (.02)          (2.83)           (2.85)             --              --               --
   December 31, 2001*          25.00       (.11)          (3.79)           (3.90)             --              --               --

ENERGY SERVICES FUND
   JUNE 30, 2006@              30.92       (.18)           5.55             5.37              --              --               --
   December 31, 2005           20.85       (.30)          10.37            10.07              --              --               --
   December 31, 2004           15.59       (.22)           5.48             5.26              --              --               --
   December 31, 2003           14.38       (.16)           1.37             1.21              --              --               --
   December 31, 2002           17.74       (.17)          (2.08)           (2.25)             --           (1.11)           (1.11)
   December 31, 2001*          25.00       (.24)          (7.02)           (7.26)             --              --               --

FINANCIAL SERVICES FUND
   JUNE 30, 2006@              29.10        .17             .95             1.12              --              --               --
   December 31, 2005           30.38        .28             .67              .95            (.25)          (1.98)           (2.23)
   December 31, 2004           26.00        .23            4.21             4.44            (.06)             --             (.06)
   December 31, 2003           20.19        .14            5.70             5.84            (.03)             --             (.03)
   December 31, 2002           23.90        .09           (3.69)           (3.60)             --            (.11)            (.11)
   December 31, 2001*          25.00       (.02)          (1.08)           (1.10)             --              --               --

                                                                              RATIOS TO
                                                                         AVERAGE NET ASSETS:
                                                                         -------------------
                           NET INCREASE     NET ASSET                                  NET                       NET ASSETS,
                           (DECREASE) IN     VALUE,        TOTAL                    INVESTMENT     PORTFOLIO       END OF
                             NET ASSET       END OF      INVESTMENT     TOTAL         INCOME       TURNOVER     PERIOD (000'S
                               VALUE         PERIOD        RETURN      EXPENSES       (LOSS)        RATE***       OMITTED)
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND
   JUNE 30, 2006@            $   2.12        $ 33.75         6.70%       1.60%**       0.91%**         142%       $  27,712
   December 31, 2005            (1.32)         31.63        (0.40)%      1.58%         0.42%           357%          22,177
   December 31, 2004             3.56          32.95        13.30%       1.59%         0.36%           730%          24,433
   December 31, 2003             5.03          29.39        21.86%       1.63%         0.12%           936%           8,818
   December 31, 2002             (.96)         24.36        (3.61)%      1.72%         0.18%           985%           6,153
   December 31, 2001*             .32          25.32         1.28%       2.07%**       0.19%**         285%           1,305

ELECTRONICS FUND
   JUNE 30, 2006@                (.24)         13.44        (1.75)%      1.60%**      (1.07)%**        185%          23,026
   December 31, 2005              .51          13.68         3.87%       1.62%        (1.24)%        1,136%           8,306
   December 31, 2004            (3.71)         13.17       (21.98)%      1.59%        (1.34)%        1,325%          12,289
   December 31, 2003             6.94          16.88        69.82%       1.65%        (1.51)%        1,264%          27,918
   December 31, 2002           (10.70)          9.94       (48.21)%      1.84%        (1.63)%        2,685%           4,384
   December 31, 2001*           (4.36)         20.64       (17.44)%      2.36%**      (2.13)%**        466%           1,423

ENERGY FUND
   JUNE 30, 2006@                4.89          44.09        12.47%       1.59%**      (0.25)%**         65%          76,201
   December 31, 2005             9.52          39.20        38.54%       1.59%        (0.01)%          351%          83,437
   December 31, 2004             7.23          29.68        32.27%       1.58%         0.04%           542%          60,501
   December 31, 2003             4.20          22.45        23.01%       1.66%         0.04%         1,225%          31,832
   December 31, 2002            (2.85)         18.25       (13.51)%      1.72%        (0.13)%        1,341%           5,834
   December 31, 2001*           (3.90)         21.10       (15.60)%      2.05%**      (0.50)%**        478%           2,177

ENERGY SERVICES FUND
   JUNE 30, 2006@                5.37          36.29        17.37%       1.60%**      (1.04)%**         96%          91,706
   December 31, 2005            10.07          30.92        48.30%       1.61%        (1.17)%          317%          79,722
   December 31, 2004             5.26          20.85        33.74%       1.58%        (1.19)%          808%          29,316
   December 31, 2003             1.21          15.59         8.41%       1.65%        (1.13)%        2,691%           7,754
   December 31, 2002            (3.36)         14.38       (12.07)%      1.71%        (1.00)%        2,159%           4,427
   December 31, 2001*           (7.26)         17.74       (29.04)%      2.06%**      (1.26)%**      3,182%           1,551

FINANCIAL SERVICES FUND
   JUNE 30, 2006@                1.12          30.22         3.85%       1.58%**       1.13%**         125%          22,175
   December 31, 2005            (1.28)         29.10         3.38%       1.59%         0.94%           549%          36,839
   December 31, 2004             4.38          30.38        17.12%       1.59%         0.84%           762%          45,180
   December 31, 2003             5.81          26.00        28.92%       1.64%         0.61%         2,039%          15,581
   December 31, 2002            (3.71)         20.19       (15.10)%      1.85%         0.41%         1,727%           2,748
   December 31, 2001*           (1.10)         23.90        (4.40)%      2.19%**      (0.11)%**        315%           2,607

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001 -- ENERGY SERVICES FUND; MAY 29, 2001 -- CONSUMER PRODUCTS FUND AND ENERGY FUND; JULY 20, 2001 -- FINANCIAL SERVICES FUND; AUGUST 3, 2001 -- ELECTRONICS FUND.

 **   ANNUALIZED.

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

ss.   LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00170.

  @   UNAUDITED.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 177

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                    NET INCREASE
                                                   NET REALIZED      (DECREASE)                     DISTRIBUTIONS
                         NET ASSET       NET           AND          IN NET ASSET    DISTRIBUTIONS     FROM NET
                          VALUE,     INVESTMENT     UNREALIZED         VALUE          FROM NET        REALIZED
                         BEGINNING     INCOME     GAINS (LOSSES)   RESULTING FROM    INVESTMENT        CAPITAL           TOTAL
                         OF PERIOD     (LOSS)+    ON SECURITIES      OPERATIONS        INCOME           GAINS        DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE FUND
   JUNE 30, 2006@         $ 28.17      $ (.08)       $  (.98)         $ (1.06)          $  --          $   --           $    --
   December 31, 2005        25.46        (.16)          2.87             2.71              --              --                --
   December 31, 2004        24.28        (.16)          1.65             1.49              --            (.31)             (.31)
   December 31, 2003        18.71        (.19)          5.76             5.57              --              --                --
   December 31, 2002        23.82        (.09)         (4.98)           (5.07)             --            (.04)             (.04)
   December 31, 2001*       25.00        (.30)          (.88)           (1.18)             --              --                --

INTERNET FUND
   JUNE 30, 2006@           14.74        (.11)          (.14)            (.25)             --              --                --
   December 31, 2005        17.01        (.21)          (.13)            (.34)             --           (1.93)            (1.93)
   December 31, 2004        14.68        (.23)          2.56             2.33              --              --                --
   December 31, 2003         8.93        (.20)          5.95             5.75              --              --                --
   December 31, 2002        15.76        (.17)         (6.66)           (6.83)             --              --                --
   December 31, 2001*       25.00        (.37)         (8.87)           (9.24)             --              --                --

LEISURE FUND
   JUNE 30, 2006@           21.96        (.07)          1.68             1.61              --              --                --
   December 31, 2005        25.39        (.19)         (1.03)           (1.22)             --           (2.21)            (2.21)
   December 31, 2004        20.80        (.17)          5.07             4.90              --            (.31)             (.31)
   December 31, 2003        15.42        (.08)          5.46             5.38              --              --                --
   December 31, 2002        18.09        (.18)         (2.49)           (2.67)             --              --                --
   December 31, 2001*       25.00        (.30)         (6.61)           (6.91)             --              --                --

PRECIOUS METALS FUND
   JUNE 30, 2006@           10.36        (.03)          1.56             1.53              --              --                --
   December 31, 2005         8.57        (.02)          1.81             1.79              --              --                --
   December 31, 2004         9.99        (.05)         (1.37)           (1.42)             --              --                --
   December 31, 2003         7.09        (.03)          2.93             2.90              --              --                --
   December 31, 2002         4.87        (.02)          2.24             2.22              --              --                --
   December 31, 2001         4.31        (.04)           .60              .56              --              --                --

REAL ESTATE FUND
   JUNE 30, 2006@           40.30         .34           4.14             4.48              --              --                --
   December 31, 2005        38.02         .71           2.01             2.72            (.44)             --              (.44)
   December 31, 2004        30.25        1.02           7.79             8.81            (.14)           (.90)            (1.04)
   December 31, 2003        24.96         .94           6.62             7.56            (.85)          (1.42)            (2.27)
   December 31, 2002        25.77        1.97          (2.26)            (.29)           (.48)           (.04)             (.52)
   December 31, 2001*       25.00        1.44           (.42)            1.02            (.25)             --              (.25)

                                                                            RATIOS TO
                                                                       AVERAGE NET ASSETS:
                                                                     ------------------------
                         NET INCREASE     NET ASSET                                  NET                       NET ASSETS,
                         (DECREASE) IN     VALUE,         TOTAL                   INVESTMENT     PORTFOLIO       END OF
                           NET ASSET       END OF      INVESTMENT     TOTAL         INCOME       TURNOVER     PERIOD (000'S
                             VALUE         PERIOD        RETURN      EXPENSES       (LOSS)        RATE***       OMITTED)
---------------------------------------------------------------------------------------------------------------------------
HEALTH CARE FUND
   JUNE 30, 2006@           $ (1.06)       $ 27.11       (3.76)%       1.58%**      (0.54)%**         83%       $  34,046
   December 31, 2005           2.71          28.17       10.64%        1.60%        (0.62)%          330%          51,692
   December 31, 2004           1.18          25.46        6.22%        1.59%        (0.67)%          629%          30,435
   December 31, 2003           5.57          24.28       29.77%        1.64%        (0.88)%        1,222%          27,880
   December 31, 2002          (5.11)         18.71      (21.31)%       1.70%        (0.45)%        1,617%           5,164
   December 31, 2001*         (1.18)         23.82       (4.72)%       2.23%**      (1.33)%**        757%             951

INTERNET FUND
   JUNE 30, 2006@              (.25)         14.49       (1.70)%       1.57%**      (1.36)%**        170%           4,368
   December 31, 2005          (2.27)         14.74       (1.38)%       1.61%        (1.36)%          676%          20,959
   December 31, 2004           2.33          17.01       15.87%        1.58%        (1.49)%          693%          36,922
   December 31, 2003           5.75          14.68       64.39%        1.65%        (1.59)%          957%          25,101
   December 31, 2002          (6.83)          8.93      (43.34)%       1.75%        (1.69)%        3,041%           3,703
   December 31, 2001*         (9.24)         15.76      (36.96)%       2.33%        (2.29)%**      2,341%             891

LEISURE FUND
   JUNE 30, 2006@              1.61          23.57        7.33%        1.59%**      (0.56)%**        153%          11,828
   December 31, 2005          (3.43)         21.96       (4.87)%       1.56%        (0.79)%          369%          13,961
   December 31, 2004           4.59          25.39       23.86%        1.58%        (0.74)%          663%          51,755
   December 31, 2003           5.38          20.80       34.89%        1.65%        (0.41)%        1,353%          30,016
   December 31, 2002          (2.67)         15.42      (14.76)%       1.74%        (0.98)%        1,976%           2,015
   December 31, 2001*         (6.91)         18.09      (27.64)%       1.98%        (1.49)%**        269%             804

PRECIOUS METALS FUND
   JUNE 30, 2006@              1.53          11.89       14.77%        1.49%**      (0.47)%**        107%          68,058
   December 31, 2005           1.79          10.36       20.89%        1.57%        (0.24)%          308%          68,241
   December 31, 2004          (1.42)          8.57      (14.21)%       1.46%        (0.54)%          519%          35,043
   December 31, 2003           2.90           9.99       40.90%        1.54%        (0.38)%          658%          44,606
   December 31, 2002           2.22           7.09       45.59%        1.67%        (0.29)%        1,001%          38,839
   December 31, 2001            .56           4.87       12.99%        2.18%        (0.79)%          957%             875

REAL ESTATE FUND
   JUNE 30, 2006@              4.48          44.78       11.12%        1.60%**       1.54%**         384%          36,815
   December 31, 2005           2.28          40.30        7.15%        1.59%         1.84%           774%          29,074
   December 31, 2004           7.77          38.02       29.54%        1.59%         3.06%         1,139%          26,915
   December 31, 2003           5.29          30.25       30.31%        1.64%         3.26%         1,478%          12,183
   December 31, 2002           (.81)         24.96       (1.12)%       1.68%         7.60%         1,927%           1,902
   December 31, 2001*           .77          25.77        4.09%        2.31%**       5.75%**          17%             162

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 22, 2001 -- LEISURE FUND; MAY 24, 2001 -- INTERNET FUND; JUNE 19, 2001--HEALTH CARE FUND; OCTOBER 1, 2001 -- REAL ESTATE FUND.

 **   ANNUALIZED.

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

  @   UNAUDITED.


178 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                      NET INCREASE
                                                     NET REALIZED      (DECREASE)                     DISTRIBUTIONS
                           NET ASSET       NET           AND          IN NET ASSET    DISTRIBUTIONS     FROM NET
                            VALUE,     INVESTMENT     UNREALIZED          VALUE         FROM NET        REALIZED
                           BEGINNING     INCOME     GAINS (LOSSES)   RESULTING FROM    INVESTMENT        CAPITAL          TOTAL
                           OF PERIOD     (LOSS)+    ON SECURITIES      OPERATIONS        INCOME           GAINS       DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
RETAILING FUND
   JUNE 30, 2006@           $ 27.85     $ (.06)         $  .40           $  .34          $   --         $    --          $   --
   December 31, 2005          26.65       (.25)           1.70             1.45              --            (.25)           (.25)
   December 31, 2004          25.99       (.22)           2.62             2.40              --           (1.74)          (1.74)
   December 31, 2003          19.29       (.25)           7.05             6.80              --            (.10)           (.10)
   December 31, 2002          25.65       (.27)          (5.30)           (5.57)             --            (.79)           (.79)
   December 31, 2001*         25.00       (.38)           1.03              .65              --              --              --

TECHNOLOGY FUND
   JUNE 30, 2006@             13.92       (.08)           (.44)            (.52)             --              --              --
   December 31, 2005          13.50       (.16)            .58              .42              --              --              --
   December 31, 2004          14.88       (.05)            .03             (.02)             --           (1.36)          (1.36)
   December 31, 2003           9.92       (.18)           6.21             6.03              --           (1.07)          (1.07)
   December 31, 2002          18.61       (.18)          (7.15)           (7.33)             --           (1.36)          (1.36)
   December 31, 2001*         25.00       (.39)          (6.00)           (6.39)             --              --              --

TELECOMMUNICATIONS FUND
   JUNE 30, 2006@             18.81        .05            1.09             1.14              --              --              --
   December 31, 2005          20.53        .19             .06              .25              --           (1.97)          (1.97)
   December 31, 2004          18.22       (.02)           2.33             2.31              --              --              --
   December 31, 2003          13.63       (.03)           4.62             4.59              --             (--)ss.         (--)ss.
   December 31, 2002          22.56       (.05)          (8.88)           (8.93)             --              --              --
   December 31, 2001*         25.00       (.36)          (2.08)           (2.44)             --              --              --

TRANSPORTATION FUND
   JUNE 30, 2006@             32.64       (.12)           5.18             5.06              --              --              --
   December 31, 2005          31.45       (.19)           2.64             2.45              --           (1.26)          (1.26)
   December 31, 2004          25.97       (.20)           6.09             5.89              --            (.41)           (.41)
   December 31, 2003          21.55       (.15)           4.57             4.42              --              --              --
   December 31, 2002          24.40       (.14)          (2.71)           (2.85)             --              --              --
   December 31, 2001*         25.00       (.20)           (.40)            (.60)             --              --              --

UTILITIES FUND
   JUNE 30, 2006@             19.09        .19             .77              .96              --              --              --
   December 31, 2005          17.34        .34            1.50             1.84            (.09)             --            (.09)
   December 31, 2004          14.96        .33            2.24             2.57            (.19)             --            (.19)
   December 31, 2003          12.24        .31            2.77             3.08            (.36)             --            (.36)
   December 31, 2002          18.23        .33           (6.31)           (5.98)           (.01)             --            (.01)
   December 31, 2001*         25.00        .33           (7.10)           (6.77)             --              --              --

                                                                               RATIOS TO
                                                                          AVERAGE NET ASSETS:
                                                                        ------------------------
                           NET INCREASE     NET ASSET                                   NET                       NET ASSETS,
                           (DECREASE) IN     VALUE,        TOTAL                     INVESTMENT     PORTFOLIO       END OF
                            NET ASSET        END OF      INVESTMENT       TOTAL        INCOME       TURNOVER     PERIOD (000'S
                               VALUE         PERIOD        RETURN       EXPENSES       (LOSS)        RATE***       OMITTED)
------------------------------------------------------------------------------------------------------------------------------
RETAILING FUND
   JUNE 30, 2006@             $   .34        $ 28.19         1.22%        1.59%**      (0.39)%**         84%       $  13,990
   December 31, 2005             1.20          27.85         5.48%        1.58%        (0.90)%          421%          17,616
   December 31, 2004              .66          26.65        10.06%        1.58%        (0.83)%          609%          20,800
   December 31, 2003             6.70          25.99        35.27%        1.64%        (1.04)%          785%          15,149
   December 31, 2002            (6.36)         19.29       (21.91)%       1.81%        (1.23)%        1,668%           3,102
   December 31, 2001*             .65          25.65         2.60%        2.24%**      (1.65)%**        740%           1,994

TECHNOLOGY FUND
   JUNE 30, 2006@                (.52)         13.40        (3.74)%       1.59%**      (1.06)%**        154%          16,111
   December 31, 2005              .42          13.92         3.11%        1.62%        (1.21)%          541%          19,145
   December 31, 2004            (1.38)         13.50         1.15%        1.58%        (0.36)%          767%          19,919
   December 31, 2003             4.96          14.88        61.32%        1.64%        (1.39)%        1,302%          20,641
   December 31, 2002            (8.69)          9.92       (39.11)%       1.71%        (1.52)%        1,098%           5,021
   December 31, 2001*           (6.39)         18.61       (25.56)%       2.34%**      (2.08)%**        490%           1,216

TELECOMMUNICATIONS FUND
   JUNE 30, 2006@                1.14          19.95         6.06%        1.59%**       0.46%**         175%          15,597
   December 31, 2005            (1.72)         18.81         1.16%        1.60%         0.98%           362%          16,898
   December 31, 2004             2.31          20.53        12.68%        1.58%        (0.08)%          809%          30,191
   December 31, 2003             4.59          18.22        33.68%        1.64%        (0.19)%          974%          14,543
   December 31, 2002            (8.93)         13.63       (39.58)%       1.69%        (0.39)%          855%           6,106
   December 31, 2001*           (2.44)         22.56        (9.76)%       2.25%**      (1.61)%**      1,316%             407

TRANSPORTATION FUND
   JUNE 30, 2006@                5.06          37.70        15.50%        1.60%**      (0.68)%**        114%          47,178
   December 31, 2005             1.19          32.64         8.48%        1.58%        (0.63)%          258%          31,378
   December 31, 2004             5.48          31.45        22.99%        1.57%        (0.71)%          473%          47,333
   December 31, 2003             4.42          25.97        20.51%        1.64%        (0.65)%        1,045%           8,032
   December 31, 2002            (2.85)         21.55       (11.68)%       1.69%        (0.63)%        1,435%           6,301
   December 31, 2001*            (.60)         24.40        (2.40)%       2.16%**      (0.89)%**        609%             522

UTILITIES FUND
   JUNE 30, 2006@                 .96          20.05         5.03%        1.58%**       1.92%**          97%          28,277
   December 31, 2005             1.75          19.09        10.56%        1.60%         1.80%           342%          39,943
   December 31, 2004             2.38          17.34        17.31%        1.57%         2.06%           904%          21,902
   December 31, 2003             2.72          14.96        25.40%        1.62%         2.29%         1,491%          13,430
   December 31, 2002            (5.99)         12.24       (32.83)%       1.67%         2.54%           829%          23,846
   December 31, 2001*           (6.77)         18.23       (27.08)%       2.08%**       1.59%**       1,040%             908

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001 -- TECHNOLOGY FUND AND UTILITIES FUND; JUNE 11, 2001 -- TRANSPORTATION FUND; JULY 23, 2001 -- RETAILING FUND; JULY 27, 2001 -- TELECOMMUNICATIONS FUND.

 **   ANNUALIZED.

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

ss.   LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00020.

  @   UNAUDITED.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 179

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

The Rydex Variable Trust (the "Trust"), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts. At June 30, 2006, the Trust consisted of fifty operating Funds: twenty-four Benchmark Funds, one Money Market Fund, one Absolute Return Strategies Fund, one Hedged Equity Fund, nineteen Sector Funds, two Strategic Funds and two CLS Investment Firm AdvisorOne Funds. This report covers the Benchmark, Money Market, Sector and Strategic Funds (the "Funds"), while the Absolute Return Strategies Fund, the Hedged Equity Fund and the CLS AdvisorOne Funds are contained in separate reports. Rydex Global Advisors (the "Advisor") serves as investment advisor to the Funds. Rydex Distributors, Inc. (the "Distributor") acts as principal underwriter for the Trust.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Effective June 16, 2006, the Trust began calculating a net asset value per share ("NAV") twice each business day, first in the morning and again in the afternoon for the Dynamic S&P 500 Fund, the Dynamic OTC Fund, the Dynamic Dow Fund, the Inverse Dynamic Dow Fund and the U.S. Government Money Market Fund. All other Funds in the Trust price at the afternoon NAV. The morning NAV is calculated at 10:45 a.m., Eastern Time, and the afternoon NAV is calculated at the close of the New York Stock Exchange ("NYSE"), usually 4:00 p.m., Eastern Time. The NAV is calculated using the current market value of each Fund's total assets as of the respective time of calculation. These financial statements are based on the June 30, 2006 afternoon NAV.

B. All equity securities for the morning NAV are valued at the current sales price as of 10:45 a.m., Eastern Time, on the valuation date. Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date for the afternoon NAV. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at their last bid price for twice a day pricing or the Official Settlement Price listed by the exchange, usually as of 4:00 p.m., Eastern Time. Over-the-Counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued as of 10:45 a.m., Eastern Time, on the valuation date for the morning pricing cycle. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date for the afternoon NAV cycle. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., Eastern Time, the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m., Eastern Time, to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.

The value of domestic equity index swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at 10:45 a.m., Eastern Time, for the morning NAV, and at the close of the NYSE, usually 4:00 p.m., Eastern Time, for the afternoon NAV. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement.

The value of foreign equity index, commodity index, and currency index swap agreements entered into by the Funds are accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00 p.m., Eastern Time. In the event that no order is filled at 4:00 p.m., Eastern Time, the security dealer provides a fair value quote at which the swap agreement is valued. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith by Rydex Global Advisors (the "Advisor"), an affiliated entity under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date,


180 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

D. Net investment income is computed and dividends are declared daily in the Government Long Bond Advantage Fund and the U.S. Government Money Market Fund. Income dividends in these Funds are paid daily. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds and distributions of net realized capital gains in all Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

E. When a Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the purchaser and records this as an expense. Short Dividends or Interest Expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund.

F. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

G. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

H. The Trust may enter into swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index, commodity index, or U.S. Dollar index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index, commodity index, or U.S. Dollar index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

I. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

J. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 181

--------------------------------------------------------------------------------

currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

K. The Funds may also purchase American Depository Receipts, U.S. Government securities, enter into repurchase agreements, and engage in futures, options and swap transactions.

L. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.

M. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

N. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.  FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, swap agreements, as well as short sales of securities, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts;


182 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default.

In addition to the inherent risks of derivative instruments discussed above, the Internal Revenue Service (the "IRS") issued a Revenue Ruling pertaining to commodity-linked swap agreements on December 16, 2005. The Revenue Ruling may cause certain income derived from commodity-linked swap agreements to not be considered qualifying income after June 30, 2006, and would therefore limit the extent to which the Commodities Fund may invest in such instruments to a maximum of 10 percent of its gross income. On June 2, 2006, the IRS issued another Revenue Ruling which extended the effective date of the original ruling to September 30, 2006.

3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays the Advisor, an affiliated entity, investment advisory fees calculated at an annualized rate of 0.50% of the average daily net assets of the Government Long Bond Advantage Fund and the U.S. Government Money Market Fund; 0.75% of the average daily net assets of the Nova Fund, the OTC Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, the Large-Cap Growth Fund, the Commodities Fund and the Precious Metals Fund; 0.85% of the average daily net assets of the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Consumer Products Fund, the Electronics Fund, the Energy Fund, the Energy Services Fund, the Financial Services Fund, the Health Care Fund, the Internet Fund, the Leisure Fund, the Real Estate Fund, the Retailing Fund, the Technology Fund, the Telecommunications Fund, the Transportation Fund, and the Utilities Fund; and 0.90% of the average daily net assets of the Inverse S&P 500 Fund, the Inverse OTC Fund, the Dynamic S&P 500 Fund, the Dynamic OTC Fund, the Mid-Cap Advantage Fund, the Inverse Mid-Cap Fund, the Russell 2000(R) Advantage Fund, the Inverse Russell 2000(R) Fund, the Inverse Government Long Bond Fund, the Europe Advantage Fund, the Japan Advantage Fund, the Dynamic Dow Fund, the Inverse Dynamic Dow Fund, the Dynamic Strengthening Dollar Fund, the Dynamic Weakening Dollar Fund, and the Sector Rotation Fund.

Also under the terms of the investment advisory contract, the Trustees voted to implement a performance adjustment for the Multi-Cap Core Equity Fund, adding or subtracting a performance rate up to 0.20%, allowing the total fee to increase to a maximum of 0.90% or decrease to a minimum of 0.50%, depending on the investment performance of the Fund relative to the Russell 3000(R) Index (the "Index"). The performance comparison will be made for a rolling 12-month period, with performance adjustments made at the end of each month. Because the performance adjustment is applied relative to the performance of the Index, the Advisor could receive a positive performance adjustment even during periods where the Fund's performance is negative. Based on the Fund's inception date, no performance adjustment would be made until after November 30, 2006. At the period ending June 30, 2006, the effective management fee was 0.70% of the Fund's average daily net assets. Certain officers and trustees of the Trust are also officers of the Advisor.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust calculated at an annual percentage rate of 0.20% of the average daily net assets of the Government Long Bond Advantage Fund and the U.S. Government Money Market Fund; and 0.25% of the average daily net assets of the Nova Fund, the Inverse S&P 500 Fund, the OTC Fund, the Inverse OTC Fund, the Dynamic S&P 500 Fund, the Dynamic OTC Fund, the Mid-Cap Advantage Fund, the Inverse Mid-Cap Fund, the Russell 2000(R) Advantage Fund, the Inverse Russell 2000(R) Fund, the Inverse Government Long Bond Fund, the Europe Advantage Fund, the Japan Advantage Fund, the Dynamic Dow Fund, the Inverse Dynamic Dow Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, the Large-Cap Growth Fund, the Dynamic Strengthening Dollar Fund, the Dynamic Weakening Dollar Fund, the Multi-Cap Core Equity Fund, the Sector Rotation Fund, the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Commodities Fund, the Consumer Products Fund, the Electronics Fund, the Energy Fund, the Energy Services Fund, the Financial Services Fund, the Health Care Fund, the Internet Fund, the Leisure Fund, the Precious Metals Fund, the Real Estate Fund, the Retailing Fund, the Technology Fund, the Telecommunications Fund, the Transportation Fund, and the Utilities Fund.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the Funds. Certain officers and trustees of the Trust are also officers of the Servicer.

The Servicer also provides other necessary services to the Trust, such as auditing services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new funds are paid by the Trust.

The Trust has adopted an Investor Services Plan for which the Distributor, an affiliated entity, and other firms that provide shareholder services ("Service Providers") may receive compensation. The Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 183

--------------------------------------------------------------------------------

4.  FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required. The Commodities Fund has adopted a tax year-end which is different from its fiscal year-end.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current period and capital loss carryforward expired. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.


184 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

At June 30, 2006, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

                                                                     TAX                 TAX                  NET
                                                 TAX          UNREALIZED          UNREALIZED           UNREALIZED
FUND                                            COST                GAIN              (LOSS)          GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------
Nova Fund                               $ 64,545,751         $ 5,657,113         $  (705,714)         $ 4,951,399
Inverse S&P 500 Fund                     127,610,865              17,535             (17,535)                  --
OTC Fund                                  66,836,156          21,506,687            (738,589)          20,768,098
Inverse OTC Fund                          38,181,388              78,655             (78,655)                  --
Dynamic S&P 500 Fund                      22,178,316           2,414,892             (99,702)           2,315,190
Dynamic OTC Fund                          42,418,056           4,308,715            (326,472)           3,982,243
Mid-Cap Advantage Fund                    45,829,899           2,088,427            (676,413)           1,412,014
Inverse Mid-Cap Fund                       3,284,788               4,414              (4,414)                  --
Russell 2000(R) Advantage Fund            57,015,169           3,624,315            (492,758)           3,131,557
Inverse Russell 2000(R) Fund              22,663,473             293,399            (293,399)                  --
Government Long Bond
   Advantage Fund                         71,534,551                  --          (2,710,929)          (2,710,929)
Inverse Government Long
   Bond Fund                              37,528,597               5,440              (5,440)                  --
Europe Advantage Fund                     29,275,338           1,913,957             (11,475)           1,902,482
Japan Advantage Fund                      26,812,098                  --                  --                   --
Dynamic Dow Fund                          43,392,329           1,048,789             (22,209)           1,026,580
Inverse Dynamic Dow Fund                   3,720,803              51,291             (51,291)                  --
Small-Cap Value Fund                      20,166,399             954,339            (160,541)             793,798
Mid-Cap Value Fund                        25,527,709           1,135,680            (372,444)             763,236
Large-Cap Value Fund                      45,238,189           2,120,615            (162,643)           1,957,972
Small-Cap Growth Fund                     11,033,478           1,604,915            (133,958)           1,470,957
Mid-Cap Growth Fund                       20,017,399             885,560            (275,086)             610,474
Large-Cap Growth Fund                     19,389,640                  --            (289,726)            (289,726)
Dynamic Strengthening Dollar Fund          2,561,803                  --                  --                   --
Dynamic Weakening Dollar Fund              6,858,072                  --                  --                   --
Multi-Cap Core Equity Fund                 4,627,910             278,500            (180,490)              98,010
Sector Rotation Fund                     106,884,359           8,501,582            (912,807)           7,588,775
U.S.Government Money
   Market Fund                           372,048,781                  --                  --                   --
Banking Fund                              12,500,571           1,385,272             (73,553)           1,311,719
Basic Materials Fund                      41,513,910           5,401,635            (314,136)           5,087,499
Biotechnology Fund                        18,958,381           2,120,956            (299,204)           1,821,752
Commodities Fund                          22,571,881                  --                  --                   --
Consumer Products Fund                    30,669,428           2,565,985            (143,796)           2,422,189
Electronics Fund                          32,304,481                  --          (1,531,559)          (1,531,559)
Energy Fund                               68,371,049          27,335,616            (117,529)          27,218,087
Energy Services Fund                      89,818,212          35,191,885                  --           35,191,885
Financial Services Fund                   25,547,833           2,232,142            (234,285)           1,997,857
Health Care Fund                          37,790,737           5,282,415            (632,706)           4,649,709
Internet Fund                              4,553,635           1,538,850             (10,378)           1,528,472
Leisure Fund                              13,350,931           2,352,415            (179,337)           2,173,078
Precious Metals Fund                      72,274,890          23,242,319            (511,040)          22,731,279
Real Estate Fund                          37,801,950           7,936,872             (28,395)           7,908,477
Retailing Fund                            15,455,587           3,383,973            (319,304)           3,064,669
Technology Fund                           18,299,362           2,571,005            (311,281)           2,259,724
Telecommunications Fund                   17,630,205           4,018,287            (107,214)           3,911,073
Transportation Fund                       50,266,176          10,959,403                  --           10,959,403
Utilities Fund                            30,247,634           5,077,984             (14,800)           5,063,184

5.  REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury. The collateral is in the possession of the Trust's custodian and is evaluated daily to ensure that its market value exceeds 102% of the delivery value of the repurchase agreements at maturity.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 185

--------------------------------------------------------------------------------

The repurchase agreements executed by the joint account and outstanding as of June 30, 2006, were as follows:

COUNTERPARTY                      TERMS OF AGREEMENT          FACE VALUE        MARKET VALUE       MATURITY VALUE
-----------------------------------------------------------------------------------------------------------------
UBS                               4.44% due 07/03/06        $150,000,000        $150,000,000         $150,055,500
U.S. Bank                         5.17% due 07/03/06         112,105,477         112,105,477          112,153,775
Morgan Stanley                    4.40% due 07/03/06         100,000,000         100,000,000          100,036,667
Citigroup, Inc.                   4.10% due 07/03/06          80,000,000          80,000,000           80,027,333
Credit Suisse First Boston        4.55% due 07/03/06          38,103,632          38,103,632           38,118,079
Lehman Brothers, Inc.             4.45% due 07/03/06          44,545,139          44,545,139           44,561,658
-----------------------------------------------------------------------------------------------------------------
                                                                                $524,754,248         $524,953,012
=================================================================================================================

As of June 30, 2006, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                                             RANGE OF RATES           PAR VALUE         MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds                                      4.620% - 8.875%        $ 40,235,000         $ 40,289,237
U.S. Treasury Notes                                     2.625% - 12.000%         384,157,314          380,623,513
Ginnie Mae                                               5.000% - 6.608%         119,918,639          114,402,109
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $535,314,859
=================================================================================================================

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

6.  SECURITIES TRANSACTIONS

During the period ended June 30, 2006, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                   INVERSE                                    DYNAMIC                        MID-CAP        INVERSE
                     NOVA          S&P 500            OTC   INVERSE OTC       S&P 500    DYNAMIC OTC       ADVANTAGE        MID-CAP
                     FUND             FUND           FUND          FUND          FUND           FUND            FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
Purchases    $ 49,040,130     $         --   $ 72,643,973   $        --   $18,117,734    $41,524,666    $111,230,103   $         --
Sales        $111,831,665     $         --   $101,481,709   $        --   $23,796,450    $45,995,714    $125,124,114   $         --

                                               GOVERNMENT       INVERSE
          RUSSELL 2000(R)          INVERSE      LONG BOND    GOVERNMENT        EUROPE          JAPAN         DYNAMIC        INVERSE
                ADVANTAGE  RUSSELL 2000(R)      ADVANTAGE     LONG BOND     ADVANTAGE      ADVANTAGE             DOW        DYNAMIC
                     FUND             FUND           FUND          FUND          FUND           FUND            FUND       DOW FUND
-----------------------------------------------------------------------------------------------------------------------------------
Purchases    $129,808,708     $         --   $332,596,888   $89,327,170   $49,680,030    $        --    $ 24,012,676   $         --
Sales        $135,715,056     $         --   $316,876,187   $82,425,516   $50,324,540    $        --    $ 14,301,391   $         --

                SMALL-CAP          MID-CAP      LARGE-CAP     SMALL-CAP       MID-CAP      LARGE-CAP         DYNAMIC        DYNAMIC
                    VALUE            VALUE          VALUE        GROWTH        GROWTH         GROWTH   STRENGTHENING      WEAKENING
                     FUND             FUND           FUND          FUND          FUND           FUND     DOLLAR FUND    DOLLAR FUND
-----------------------------------------------------------------------------------------------------------------------------------
Purchases    $ 77,870,328     $ 34,130,414   $ 97,657,399   $73,487,204   $62,276,545    $56,813,637    $         --   $         --
Sales        $ 79,825,844     $ 27,607,338   $ 86,130,630   $87,887,082   $98,714,634    $63,869,508    $         --   $         --

                                                     U.S.
                                    SECTOR     GOVERNMENT                       BASIC                                      CONSUMER
                MULTI-CAP         ROTATION   MONEY MARKET       BANKING     MATERIALS  BIOTECHNOLOGY     COMMODITIES       PRODUCTS
         CORE EQUITY FUND             FUND           FUND          FUND          FUND           FUND            FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
Purchases    $  3,455,965     $157,189,813   $         --   $22,632,759   $70,463,615    $66,552,466    $         --   $ 37,476,026
Sales        $  1,714,895     $129,882,367   $         --   $26,736,279   $64,301,854    $84,521,283    $         --   $ 33,176,927

                                                   ENERGY     FINANCIAL        HEALTH                                      PRECIOUS
              ELECTRONICS           ENERGY       SERVICES      SERVICES          CARE       INTERNET         LEISURE         METALS
                     FUND             FUND           FUND          FUND          FUND           FUND            FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
Purchases    $ 75,051,289     $ 54,197,260   $ 88,558,751   $39,459,054   $40,311,191    $23,293,292    $ 24,758,510   $ 94,988,495
Sales        $ 55,703,014     $ 70,915,222   $ 89,039,424   $55,251,644   $56,184,107    $40,283,162    $ 27,564,642   $100,678,056

                            REAL                                                 TELECOM-
                          ESTATE           RETAILING         TECHNOLOGY       MUNICATIONS        TRANSPORTATION           UTILITIES
                            FUND                FUND               FUND              FUND                  FUND                FUND
------------------------------------------------------------------------------------------------------------------------------------
Purchases           $155,677,622         $14,668,299        $31,759,302       $44,284,197           $60,074,322         $33,086,469
Sales               $150,691,236         $18,609,866        $34,088,385       $45,734,176           $49,535,989         $46,008,292


186 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

7.  SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the periods presented were:

                                                                                       PURCHASED THROUGH
                                                   SHARES PURCHASED                  DIVIDEND REINVESTMENT
---------------------------------------------------------------------------------------------------------------
                                            PERIOD ENDED      PERIOD ENDED       PERIOD ENDED      PERIOD ENDED
                                                JUNE 30,      DECEMBER 31,           JUNE 30,      DECEMBER 31,
                                                   2006+              2005              2006+              2005
---------------------------------------------------------------------------------------------------------------
NOVA FUND                                     15,707,405        64,604,877                 --            42,893
INVERSE S&P 500 FUND                          41,864,499        56,462,594                 --                --
OTC FUND                                      13,012,589        33,524,705                 --                --
INVERSE OTC FUND                              10,604,335        18,896,892                 --                --
DYNAMIC S&P 500 FUND                           3,804,178        10,753,404                 --           120,025
DYNAMIC OTC FUND                              12,014,203        17,391,189                 --                --
MID-CAP ADVANTAGE FUND                         6,293,995        13,570,582                 --             3,878
INVERSE MID-CAP FUND                             889,729         1,081,690                 --             1,374
RUSSELL 2000(R) ADVANTAGE FUND                 8,039,557        14,696,937                 --            39,915
INVERSE RUSSELL 2000(R) FUND                   2,942,778         5,029,631                 --             5,152
GOVERNMENT LONG BOND
   ADVANTAGE FUND                             29,032,471        44,613,634             90,644           138,550
INVERSE GOVERNMENT LONG
   BOND FUND                                   4,677,040        13,272,906                 --                --
EUROPE ADVANTAGE FUND                          3,437,005         7,313,983                 --             8,833
JAPAN ADVANTAGE FUND                           3,140,306         6,613,935                 --                --
DYNAMIC DOW FUND                               4,072,065         5,501,356                 --            29,625
INVERSE DYNAMIC DOW FUND                       1,154,956         1,601,436                 --             2,376
SMALL-CAP VALUE FUND                           3,171,996         5,500,180                 --            74,279
MID-CAP VALUE FUND                             1,962,862        13,189,259                 --           257,189
LARGE-CAP VALUE FUND                           3,633,080         3,027,685                 --            24,288
SMALL-CAP GROWTH FUND                          2,816,059         5,097,826                 --            55,354
MID-CAP GROWTH FUND                            2,155,538         9,052,414                 --                --
LARGE-CAP GROWTH FUND                          2,416,640         5,395,902                 --            17,627
DYNAMIC STRENGTHENING
   DOLLAR FUND                                   497,072           237,181*                --               330*
DYNAMIC WEAKENING DOLLAR FUND                  1,165,243           202,554*                --               299*
MULTI-CAP CORE EQUITY FUND                       127,974           123,980*                --                --*
SECTOR ROTATION FUND                           4,777,798         5,090,045                 --                --
U.S. GOVERNMENT MONEY
   MARKET FUND                               717,534,234     1,184,745,323          4,290,274         4,700,832
BANKING FUND                                     846,641         1,714,190                 --            80,293
BASIC MATERIALS FUND                           2,520,984         3,008,679                 --           155,895
BIOTECHNOLOGY FUND                             3,161,398         6,252,816                 --                --
COMMODITIES FUND                               2,341,497         1,967,776*                --             4,016*
CONSUMER PRODUCTS FUND                         1,352,807         2,555,036                 --            21,655
ELECTRONICS FUND                               5,628,201         8,616,616                 --                --
ENERGY FUND                                    1,871,544         6,811,395                 --           122,208
ENERGY SERVICES FUND                           3,151,405         8,970,738                 --                --

                                                                                           NET SHARES
                                                   SHARES REDEEMED                    PURCHASED (REDEEMED)
---------------------------------------------------------------------------------------------------------------
                                            PERIOD ENDED      PERIOD ENDED       PERIOD ENDED      PERIOD ENDED
                                                JUNE 30,      DECEMBER 31,           JUNE 30,      DECEMBER 31,
                                                   2006+              2005              2006+              2005
---------------------------------------------------------------------------------------------------------------
NOVA FUND                                    (23,968,199)      (64,999,976)        (8,260,794)         (352,206)
INVERSE S&P 500 FUND                         (24,645,902)      (53,824,674)        17,218,597         2,637,920
OTC FUND                                     (14,772,119)      (39,788,847)        (1,759,530)       (6,264,142)
INVERSE OTC FUND                             (10,025,234)      (19,110,033)           579,101          (213,141)
DYNAMIC S&P 500 FUND                          (3,910,686)      (10,956,161)          (106,508)          (82,732)
DYNAMIC OTC FUND                             (11,529,839)      (17,906,423)           484,364          (515,234)
MID-CAP ADVANTAGE FUND                        (6,983,426)      (13,165,084)          (689,431)          409,376
INVERSE MID-CAP FUND                            (898,501)       (1,040,311)            (8,772)           42,753
RUSSELL 2000(R) ADVANTAGE FUND                (7,853,548)      (16,953,930)           186,009        (2,017,078)
INVERSE RUSSELL 2000(R) FUND                  (2,686,577)       (4,844,305)           256,201           190,478
GOVERNMENT LONG BOND
   ADVANTAGE FUND                            (27,773,069)      (43,992,584)         1,350,046           759,600
INVERSE GOVERNMENT LONG
   BOND FUND                                  (4,667,470)      (13,718,351)             9,570          (445,445)
EUROPE ADVANTAGE FUND                         (3,270,110)       (8,665,112)           166,895        (1,342,296)
JAPAN ADVANTAGE FUND                          (3,875,966)       (5,473,812)          (735,660)        1,140,123
DYNAMIC DOW FUND                              (3,024,409)       (5,374,208)         1,047,656           156,773
INVERSE DYNAMIC DOW FUND                      (1,244,974)       (1,509,507)           (90,018)           94,305
SMALL-CAP VALUE FUND                          (3,251,864)       (6,472,270)           (79,868)         (897,811)
MID-CAP VALUE FUND                            (1,661,656)      (13,427,165)           301,206            19,283
LARGE-CAP VALUE FUND                          (3,233,073)       (2,574,743)           400,007           477,230
SMALL-CAP GROWTH FUND                         (3,327,619)       (5,364,707)          (511,560)         (211,527)
MID-CAP GROWTH FUND                           (3,352,750)       (8,061,905)        (1,197,212)          990,509
LARGE-CAP GROWTH FUND                         (2,679,167)       (5,313,354)          (262,527)          100,175
DYNAMIC STRENGTHENING
   DOLLAR FUND                                  (438,720)         (188,731)*           58,352            48,780*
DYNAMIC WEAKENING DOLLAR FUND                 (1,009,365)          (81,325)*          155,878           121,528*
MULTI-CAP CORE EQUITY FUND                       (57,258)           (9,727)*           70,716           114,253*
SECTOR ROTATION FUND                          (2,860,680)       (2,700,404)         1,917,118         2,389,641
U.S. GOVERNMENT MONEY
   MARKET FUND                              (551,482,967)   (1,171,759,619)       170,341,541        17,686,536
BANKING FUND                                    (984,927)       (1,907,482)          (138,286)         (112,999)
BASIC MATERIALS FUND                          (2,359,691)       (3,562,294)           161,293          (397,720)
BIOTECHNOLOGY FUND                            (4,111,439)       (4,905,156)          (950,041)        1,347,660
COMMODITIES FUND                              (2,594,365)         (696,501)*         (252,868)        1,275,291*
CONSUMER PRODUCTS FUND                        (1,232,823)       (2,617,145)           119,984           (40,454)
ELECTRONICS FUND                              (4,522,318)       (8,942,833)         1,105,883          (326,217)
ENERGY FUND                                   (2,271,770)       (6,843,617)          (400,226)           89,986
ENERGY SERVICES FUND                          (3,202,168)       (7,798,709)           (50,763)        1,172,029

* SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 30, 2005 -- DYNAMIC STRENGTHENING DOLLAR FUND, DYNAMIC WEAKENING DOLLAR FUND, AND COMMODITIES FUND; NOVEMBER 29, 2005 --MULTI-CAP CORE EQUITY FUND.

+     UNAUDITED.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 187

--------------------------------------------------------------------------------

7.  SHARE TRANSACTIONS

--------------------------------------------------------------------------------

                                                                                       PURCHASED THROUGH
                                                   SHARES PURCHASED                  DIVIDEND REINVESTMENT
---------------------------------------------------------------------------------------------------------------
                                            PERIOD ENDED      PERIOD ENDED       PERIOD ENDED      PERIOD ENDED
                                                JUNE 30,      DECEMBER 31,           JUNE 30,      DECEMBER 31,
                                                   2006+              2005              2006+              2005
---------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND                        1,242,169         2,613,714                 --            73,463
HEALTH CARE FUND                               1,712,174         4,894,897                 --                --
INTERNET FUND                                  1,650,742         5,748,072                 --            42,009
LEISURE FUND                                   1,047,938         2,205,331                 --            95,038
PRECIOUS METALS FUND                           9,445,065        18,093,879                 --                --
REAL ESTATE FUND                               3,961,355         7,550,283                 --            11,971
RETAILING FUND                                   650,571         2,915,142                 --            13,677
TECHNOLOGY FUND                                2,369,828         5,874,030                 --                --
TELECOMMUNICATIONS FUND                        2,394,711         2,934,645                 --            82,512
TRANSPORTATION FUND                            1,930,289         1,910,651                 --            23,240
UTILITIES FUND                                 2,020,429         8,794,132                 --            15,527

                                                                                           NET SHARES
                                                   SHARES REDEEMED                    PURCHASED (REDEEMED)
---------------------------------------------------------------------------------------------------------------
                                            PERIOD ENDED      PERIOD ENDED       PERIOD ENDED      PERIOD ENDED
                                                JUNE 30,      DECEMBER 31,           JUNE 30,      DECEMBER 31,
                                                   2006+              2005              2006+              2005
---------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND                       (1,774,278)       (2,908,326)          (532,109)         (221,149)
HEALTH CARE FUND                              (2,291,536)       (4,255,344)          (579,362)          639,553
INTERNET FUND                                 (2,771,116)       (6,539,341)        (1,120,374)         (749,260)
LEISURE FUND                                  (1,181,848)       (3,702,841)          (133,910)       (1,402,472)
PRECIOUS METALS FUND                         (10,305,870)      (15,600,147)          (860,805)        2,493,732
REAL ESTATE FUND                              (3,860,694)       (7,548,697)           100,661            13,557
RETAILING FUND                                  (786,868)       (3,076,769)          (136,297)         (147,950)
TECHNOLOGY FUND                               (2,543,603)       (5,973,475)          (173,775)          (99,445)
TELECOMMUNICATIONS FUND                       (2,511,515)       (3,589,345)          (116,804)         (572,188)
TRANSPORTATION FUND                           (1,640,239)       (2,477,689)           290,050          (543,798)
UTILITIES FUND                                (2,702,312)       (7,980,979)          (681,883)          828,680

+ UNAUDITED.


188 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

8.  PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At June 30, 2006, the pooled cash collateral investments consisted of repurchase agreements (38.66%), commercial paper (42.03%), fixed income securities (15.66%), and guaranteed investment contracts (3.65%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following represents a breakdown of the collateral, its rates, and maturities:

COLLATERAL TYPE                                                 RATES                     MATURITY
--------------------------------------------------------------------------------------------------------
Repurchase Agreements                                       5.22% - 5.39%                 07/03/06
Commercial Paper                                            5.10% - 5.35%            07/03/06 - 09/01/06
Corporate Bonds, Notes, and Asset-Backed Securities         5.26% - 5.44%            05/01/07 - 06/15/07
Guaranteed Investment Contract                                  5.26%                     08/24/06

At June 30, 2006, the following funds participated in securities lending and received cash collateral:

                                                                                          VALUE OF
                                                                   CASH                 SECURITIES
FUND                                                         COLLATERAL                     LOANED
---------------------------------------------------------------------------------------------------
Nova Fund                                                   $10,456,961                $10,116,931
OTC Fund                                                     20,502,954                 19,796,555
Dynamic S&P 500 Fund                                          3,393,562                  3,279,971
Dynamic OTC Fund                                             10,039,820                  9,688,812
Mid-Cap Advantage Fund                                        6,954,446                  6,774,924
Russell 2000(R) Advantage Fund                               10,244,351                 10,099,734
Dynamic Dow Fund                                              3,949,650                  3,820,117
Small-Cap Value Fund                                          2,464,307                  2,344,273
Mid-Cap Value Fund                                            4,945,527                  4,757,515
Large-Cap Value Fund                                          9,265,156                  8,943,162
Small-Cap Growth Fund                                         2,509,278                  2,417,248
Mid-Cap Growth Fund                                           3,986,479                  3,866,764
Large-Cap Growth Fund                                         3,781,705                  3,666,778
Sector Rotation Fund                                         24,857,926                 24,304,880
Banking Fund                                                  2,981,013                  2,872,880
Basic Materials Fund                                         10,765,525                 10,468,157
Biotechnology Fund                                            5,854,704                  5,690,119
Consumer Products Fund                                        5,449,897                  5,270,129
Electronics Fund                                              7,664,861                  7,282,168
Energy Fund                                                  19,311,940                 18,922,628
Energy Services Fund                                         33,215,605                 32,659,627
Financial Services Fund                                       5,422,283                  5,259,753
Health Care Fund                                              8,579,434                  8,371,072
Internet Fund                                                 1,696,383                  1,625,134
Leisure Fund                                                  3,714,803                  3,606,648
Precious Metals Fund                                         26,555,412                 25,772,285
Real Estate Fund                                              9,045,356                  8,790,418
Retailing Fund                                                4,586,259                  4,402,352
Technology Fund                                               4,413,215                  4,197,813
Telecommunications Fund                                       6,065,422                  5,789,643
Transportation Fund                                          14,089,847                 13,750,371
Utilities Fund                                                6,847,032                  6,632,059


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 189

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

9.  COMMODITIES FUND SUPPLEMENTAL INFORMATION

As discussed in Note 2 above, the IRS issued a Revenue Ruling (the "Ruling") on December 16, 2005 that may cause certain income from commodity-linked swap agreements in which the Commodities Fund currently invests to not be considered qualifying income after June 30, 2006. The Ruling would limit the extent to which the Commodities Fund may invest in such instruments and certain other commodity-linked derivatives after June 30, 2006 to a maximum of 10 percent of its gross income. On June 2, 2006, the IRS issued another Revenue Ruling which clarified certain aspects of its prior ruling and extended the effective date of the original ruling to September 30, 2006. The Ruling has no immediate impact on the current operations of the Commodities Fund.

On April 10, 2006 the IRS issued a private letter ruling enabling the Commodities Fund to use commodity-linked structured notes to gain exposure to the commodities market and continue to offer access to the commodities sector. Due to the change in investment vehicle, Rydex Investments may limit shareholder trading after September 30, 2006 when the Ruling becomes effective. Effective May 1, 2006, the Advisor has contractually agreed to waive its management fee to the extent necessary to limit the ordinary operating expenses of the Fund (but excluding interest expenses, brokerage commissions and extraordinary expenses) to not more than 1.29% per annum of the average monthly net assets of the Fund (the "Contractual Fee Waiver"). The Contractual Fee Waiver may not be modified or eliminated prior to May 1, 2007, except with the approval of the Board of Trustees. There is no guarantee that the contractual fee waiver will continue beyond May 1, 2007.


190 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

RYDEX INVESTMENTS BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The 1940 Act requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the SEC takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex Variable Trust Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement (the "Advisory Agreement") between the Trust and PADCO Advisors, Inc., which does business under the name Rydex Investments ("Rydex Investments") with respect to existing funds in the Trust, including the funds discussed in this Semi-Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, if necessary, and participate in question and answer sessions with representatives of Rydex Investments.

At a meeting held on August 28 and 29, 2005, the Board approved the selection of Rydex Investments and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments. The Board's approval of the Advisory Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

      NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

      The Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and procedures. In particular, the Board noted the substantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 191

OTHER INFORMATION (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

      FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

      The Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the Funds (other than the Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, and Hedged Equity Fund), each Fund's applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds' investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the peer funds. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.

      COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

      The Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below). The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

      ECONOMIES OF SCALE

      In connection with its review of the Funds' profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Advisory Agreement for the Funds did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. The Board also noted that though Rydex Investments' assets under management were significant, the amount is spread among more than 95 Funds. Further limiting the realization of economies of scale, is the ability of shareholders of a majority of the Funds to engage in unlimited trading. The Board also reviewed Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Funds' shareholders.

      OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

      The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds' shareholders.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Agreement.


192 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                      LENGTH OF SERVICE
    NAME, POSITION AND                   AS TRUSTEE                 NUMBER OF
      YEAR OF BIRTH                     (YEAR BEGAN)              FUNDS OVERSEEN
---------------------------      ---------------------------      --------------
CARL G. VERBONCOEUR*              Rydex Series Funds - 2004            132
Trustee, President (1952)        Rydex Variable Trust - 2004
                                 Rydex Dynamic Funds - 2004
                                   Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer and Treasurer of Rydex Specialized Products, LLC (2005 to present); Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc. (1997 to 2000)

                                 ---------------------------

MICHAEL P. BYRUM*                 Rydex Series Funds - 2005            132
Trustee, Vice President and      Rydex Variable Trust - 2005
Secretary (1970)                 Rydex Dynamic Funds - 2005
                                   Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President of Rydex Global Advisors (2004 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); Chief Operating Officer of Rydex Global Advisors and Rydex Distributors, Inc. (2003 to 2004)

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                      LENGTH OF SERVICE
    NAME, POSITION AND                   AS TRUSTEE                 NUMBER OF
      YEAR OF BIRTH                     (YEAR BEGAN)              FUNDS OVERSEEN
---------------------------      ---------------------------      --------------
JOHN O. DEMARET                   Rydex Series Funds - 1997            125
Trustee, Chairman of the         Rydex Variable Trust - 1998
Board (1940)                     Rydex Dynamic Funds - 1999
                                   Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                                 ---------------------------

COREY A. COLEHOUR                 Rydex Series Funds - 1993            125
Trustee (1945)                   Rydex Variable Trust - 1998
                                 Rydex Dynamic Funds - 1999
                                   Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield Management Company

                                 ---------------------------

J. KENNETH DALTON                 Rydex Series Funds - 1995            125
Trustee (1941)                   Rydex Variable Trust - 1998
                                 Rydex Dynamic Funds - 1999
                                   Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                                 ---------------------------

WERNER E. KELLER                  Rydex Series Funds - 2005            125
Trustee (1940)                   Rydex Variable Trust - 2005
                                 Rydex Dynamic Funds - 2005
                                   Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

                                 ---------------------------


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 193

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                      LENGTH OF SERVICE
    NAME, POSITION AND                   AS TRUSTEE                 NUMBER OF
      YEAR OF BIRTH                     (YEAR BEGAN)              FUNDS OVERSEEN
---------------------------      ----------------------------     --------------
THOMAS F. LYDON, JR.              Rydex Series Funds - 2005            125
Trustee (1960)                   Rydex Variable Trust - 2005
                                 Rydex Dynamic Funds - 2005
                                   Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments

                                 ---------------------------

PATRICK T. MCCARVILLE             Rydex Series Funds - 1997            125
Trustee (1942)                   Rydex Variable Trust - 1998
                                 Rydex Dynamic Funds - 1999
                                   Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                                 ---------------------------

ROGER SOMERS                      Rydex Series Funds - 1993            125
Trustee (1944)                   Rydex Variable Trust - 1998
                                 Rydex Dynamic Funds - 1999
                                   Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

 NAME, POSITION AND                                                            PRINCIPAL OCCUPATIONS
    YEAR OF BIRTH                                                              DURING PAST FIVE YEARS
---------------------                                                          ----------------------
NICK BONOS*                                                 Chief Financial Officer of Rydex Specialized Products, LLC
Vice President and Treasurer (1963)                         (2005 to present); Vice President and Treasurer of Rydex
                                                            Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, and
                                                            Rydex ETF Trust (2003 to present); Senior Vice President of
                                                            Rydex Fund Services, Inc. (2003 to present); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to
                                                            2006); Vice President of Accounting of Rydex Fund Services,
                                                            Inc. (2000 to 2003)

JOANNA M. HAIGNEY*                                          Chief Compliance Officer Rydex Series Funds, Rydex Variable
Chief Compliance Officer and Assistant Secretary (1966)     Trust, Rydex Dynamic Funds, and Rydex ETF Trust (2004 to
                                                            present); Assistant Secretary of Rydex Series Funds, Rydex
                                                            Variable Trust and Rydex Dynamic Funds (2000 to present);
                                                            Assistant Secretary of Rydex ETF Trust (2002 to present);
                                                            Vice President of Compliance of Rydex Fund Services, Inc.
                                                            (2000 to present); Secretary of Rydex Capital Partners
                                                            SPhinX Fund (2003 to 2006)

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(A)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


194 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

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

--------------------------------------------------------------------------------

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

--------------------------------------------------------------------------------

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

[LOGO] RydexInvestments
       ESSENTIAL FOR MODERN MARKETS(TM)

       9601 Blackwell Road, Suite 500
       Rockville, MD 20850
       www.rydexinvestments.com
       800.820.0888

       RVASEMI-3-0606x1206

                                                                   JUNE 30, 2006
                                         RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                 ABSOLUTE RETURN STRATEGIES FUND
                                                              HEDGED EQUITY FUND

                                                         [LOGO] RYDEXINVESTMENTS
                                                Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ...............................................     2

ABOUT SHAREHOLDERS' FUND EXPENSES ........................................     4

FUND PROFILES ............................................................     6

SCHEDULES OF INVESTMENTS .................................................     7

STATEMENTS OF ASSETS AND LIABILITIES .....................................    26

STATEMENTS OF OPERATIONS .................................................    27

STATEMENTS OF CHANGES IN NET ASSETS ......................................    28

FINANCIAL HIGHLIGHTS .....................................................    29

NOTES TO FINANCIAL STATEMENTS ............................................    30

OTHER INFORMATION ........................................................    35

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS ............................    38


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

Equity prices seesawed in the first half of 2006. They moved up on optimism about economic growth, earnings and interest rates, then reversed dramatically with the release of inflation data for April and May, which showed an alarming uptick in inflation--once again raising concerns that the Federal Reserve Bank ("Fed") would continue to tighten. Equity markets across the globe went into a dizzying decline as it appeared that all of the world's major central banks would be raising interest rates simultaneously. The prospect of a massive draining of global liquidity hit speculative markets particularly hard. International stocks (developed and emerging) as well as mid and small cap stocks experienced double-digit declines from early May to mid June. Emerging market stocks were hit especially hard, experiencing their worst one month sell-off since the Asian Crisis of 1998.

The first half of 2006 was marked by a correction, and a rotation away from higher risk strategies to more defensive ones. As one would expect, volatility increased sharply and overall market returns were mixed at best. The S&P 500(R) managed to eke out a 2.7% gain for the entire period, but that masked a wild ride for domestic equity investors as the Index rose 6.2% from the beginning of the year through early May and then declined 7.7% from May 5 to June 13 as the markets sold off. The effect on previous highfliers such as small cap, technology and international stocks was more pronounced. While the small cap Russell 2000(R) Index rose 8.2% in the first half, it fell nearly 14% during the May-June sell-off as investors fled the perceived risk of smaller stocks. Likewise, international stocks pulled back as investors decided to place their bets a little closer to home. Despite double-digit declines in international and emerging market stocks during the market break, the MSCI EAFE and EM indices were able to hold on to gains generated early in the year to close the first half with 6.3% and 3.7% gains, respectively. That was not the case for technology stocks, however, which took a beating as shown by the Nasdaq 100(R) Index's 4.3% decline during the first six months of 2006.

Driving all of this activity was the release of inflation statistics for the months of April and May, providing the first indication that rapid global growth and the year-long rise in energy prices was starting to push inflation higher. Rising inflation at this stage of the economic cycle was perceived to be particularly troublesome since it would delay the long anticipated end to the string of interest rate hikes by the Fed. The Fed raised rates four times during the first half of the year, moving the closely watched Fed Funds Target Rate from 4.25% to 5.25%. Moreover, an extension of the Fed's tightening campaign would mean that a period of global monetary contraction would ensue as central banks from Europe to Japan to China would be raising rates simultaneously in an attempt to cool down rapid economic growth and forestall inflation. Much of the explosive growth in the value of international, emerging market, small cap and technology stocks can be traced to years of easy money policies on the part of the world's central banks.

The effect of rapid global growth was also evident at the sector level in the first half of the year. Sectors such as energy, telecommunications, industrials and materials--all of which do well in periods of rapid economic expansion--were the best performers over the past six months. As sentiment changed, however, defensive sectors such as consumer staples and utilities began to rally toward the end of the second quarter.

As one would expect in this sort of environment, the pressure on interest rates was upward. The U.S. Treasury yield curve shifted higher by about 0.75% with the two-year Treasury Note closing out the first half of 2006 yielding 5.16% and the 10-year Treasury Note right behind at 5.14%. Thus, the yield curve retains its flat to inverted shape, which historically has been a harbinger of slowing economic growth.


2 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

The first half of 2006 was a tricky period for investors. Stocks continue to face some significant headwinds in the form of slowing growth, slowing earnings and uncertainty about inflation and interest rates. Our view is that U.S. stock markets are still range-bound and will not rally meaningfully until the Fed eases and interest rates move down. We also continue to view non-directional investment strategies as offering the best potential for outperformance until the market establishes an identifiable trend. Both Rydex Sector Rotation Fund and Rydex Absolute Return Strategies Fund performed well on an absolute and relative basis in the difficult first half.

We appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,


/s/ David C. Reilly

David C. Reilly, CFA
Director of Investment Strategy


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2005 and ending June 30, 2006.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which may be incurred by the Fund. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.


4 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                 BEGINNING               ENDING          EXPENSES
                                              EXPENSE        ACCOUNT VALUE        ACCOUNT VALUE       PAID DURING
                                                RATIO+   DECEMBER 31, 2005        JUNE 30, 2006            PERIOD*
-----------------------------------------------------------------------------------------------------------------
TABLE 1. BASED ON ACTUAL FUND RETURN

Absolute Return Strategies Fund                  1.64%           $1,000.00            $1,028.60             $8.34
Hedged Equity Fund                               1.89%            1,000.00             1,038.50              9.66

-----------------------------------------------------------------------------------------------------------------
TABLE 2. BASED ON HYPOTHETICAL 5% RETURN

Absolute Return Strategies Fund                  1.64%            1,000.00             1,016.74              8.33
Hedged Equity Fund                               1.89%            1,000.00             1,015.47              9.59

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365. EXPENSES SHOWN DO NOT INCLUDE FEES CHARGED BY INSURANCE COMPANIES.

+ THIS RATIO REPRESENTS ANNUALIZED GROSS EXPENSES, WHICH INCLUDE DIVIDEND EXPENSE FROM SECURITIES SOLD SHORT. EXCLUDING SHORT DIVIDENDS EXPENSE, THE OPERATING EXPENSE RATIOS ARE 1.17% AND 1.17% FOR THE ABSOLUTE RETURN STRATEGIES FUND AND THE HEDGED EQUITY FUND, RESPECTIVELY.


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 5

FUND PROFILES (UNAUDITED)
--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND

OBJECTIVE: To provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to, and less volatility than, equity indices.

INCEPTION:  November 29, 2005

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                  Absolute Return             Absolute Return
                                  Strategies Fund             Strategies Fund
                                   Long Holdings              Short Holdings
Consumer Discretionary                  5.6%                       -2.5%
Consumer Staples                        2.8%                       -2.4%
Energy                                  4.4%                       -2.6%
Financials                             10.2%                       -6.0%
Health Care                             7.9%                       -3.0%
Industrials                             5.3%                       -2.2%
Information Technology                  7.4%                       -5.3%
Materials                               1.2%                       -0.8%
Telecommunication Services              2.2%                        0.0%
Utilities                               2.6%                       -1.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST LONG HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
DB Commodity Index Tracking Fund                                            3.0%
Fisher Scientific International, Inc.                                       0.6%
Chevron Corp.                                                               0.6%
Verizon Communications, Inc.                                                0.5%
WellPoint, Inc.                                                             0.5%
Washington Mutual, Inc.                                                     0.5%
Metlife, Inc.                                                               0.4%
Intel Corp.                                                                 0.4%
Tyco International Ltd.                                                     0.4%
KCS Energy, Inc.                                                            0.4%
--------------------------------------------------------------------------------
Top Ten Total                                                               7.3%
--------------------------------------------------------------------------------

"Ten Largest Long Holdings" exclude any temporary cash or derivative instruments.

HEDGED EQUITY FUND

OBJECTIVE: To provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to, and less volatility than, equity indices.

INCEPTION:  November 29, 2005

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                 Hedged Equity Fund         Hedged Equity Fund
                                   Long Holdings              Short Holdings
Other                                   7.4%                      -0.9%
Consumer Discretionary                  5.2%                      -1.2%
Consumer Staples                        5.3%                      -1.2%
Energy                                  4.4%                      -1.0%
Financials                              9.2%                      -2.5%
Health Care                             5.1%                      -1.3%
Industrials                             6.8%                      -1.1%
Information Technology                  6.1%                      -2.2%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST LONG HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
AT&T, Inc.                                                                  0.9%
Chevron Corp.                                                               0.9%
Archer-Daniels-Midland Co.                                                  0.8%
Verizon Communications, Inc.                                                0.8%
Washington Mutual, Inc.                                                     0.7%
J.P. Morgan Chase & Co.                                                     0.7%
Reynolds American, Inc.                                                     0.7%
Corning, Inc.                                                               0.7%
Metlife, Inc.                                                               0.7%
Lehman Brothers Holdings, Inc.                                              0.6%
--------------------------------------------------------------------------------
Top Ten Total                                                               7.5%
--------------------------------------------------------------------------------

"Ten Largest Long Holdings" exclude any temporary cash or derivative instruments.


6 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 46.6%

FINANCIALS 10.1%
   INSURANCE 3.0%
   MetLife, Inc.                                           780     $     39,945
   Ceres Group, Inc.*                                    5,277           32,823
   Hartford Financial Services
      Group, Inc.                                          380           32,148
   Chubb Corp.                                             590           29,441
   Genworth Financial, Inc. -- Class A                     730           25,433
   UnumProvident Corp.                                   1,150           20,849
   SAFECO Corp.                                            320           18,032
   Fidelity National Financial, Inc.                       440           17,138
   First American Corp.                                    310           13,104
   American Financial Group, Inc./OH                       270           11,583
   Old Republic International Corp.                        490           10,471
   AmerUs Group Co.                                        170            9,953
   Ohio Casualty Corp.                                     290            8,622
   Horace Mann Educators Corp.                             320            5,424
   Aon Corp.                                               140            4,875
                                                                   ------------
   TOTAL INSURANCE                                                      279,841
                                                                   ------------
   BANKS 2.0%
   Interchange Financial Services
      Corp.                                              1,420           31,950
   Texas Regional Bancshares, Inc. --
      Class A                                              840           31,853
   AmSouth Bancorp                                       1,189           31,449
   First Oak Brook Bancshares, Inc.                        790           29,230
   State National Bancshares, Inc.                         760           28,963
   North Fork Bancorporation, Inc.                         880           26,550
   SVB Financial Group*                                     70            3,182
   FirstMerit Corp.                                        150            3,141
                                                                   ------------
   TOTAL BANKS                                                          186,318
                                                                   ------------
   REAL ESTATE 1.7%
   Shurgard Storage Centers, Inc. --
      Class A                                              530           33,125
   CarrAmerica Realty Corp.                                720           32,076
   Trizec Properties, Inc.                               1,110           31,790
   Longview Fibre Co.                                    1,300           24,817
   Brookfield Asset Management,
      Inc. -- Class A                                      189            7,677
   Brookfield Properties Corp.                             169            5,437
   Liberty Property Trust                                  120            5,304
   Forest City Enterprises, Inc. --
      Class A                                               90            4,492
   CB Richard Ellis Group, Inc. --
      Class A*                                             179            4,457
   The St. Joe Co.                                          80            3,723
   AMB Property Corp.                                       70            3,539
   Jones Lang LaSalle, Inc.                                 40            3,502
   Trammell Crow Co.*                                       60            2,110
                                                                   ------------
   TOTAL REAL ESTATE                                                    162,049
                                                                   ------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   THRIFTS & MORTGAGE FINANCE 1.7%
   Washington Mutual, Inc.                                 940     $     42,845
   Golden West Financial Corp.                             440           32,648
   Sound Federal Bancorp, Inc.                           1,540           32,017
   Commercial Capital Bancorp, Inc.                      2,020           31,815
   Radian Group, Inc.                                      230           14,209
   IndyMac Bancorp, Inc.                                   100            4,585
   Sovereign Bancorp, Inc.                                 141            2,854
                                                                   ------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                     160,973
                                                                   ------------
   DIVERSIFIED FINANCIALS 0.8%
   J.P. Morgan Chase & Co.                                 740           31,080
   CIT Group, Inc.                                         540           28,237
   Leucadia National Corp.                                 350           10,216
                                                                   ------------
   TOTAL DIVERSIFIED FINANCIALS                                          69,533
                                                                   ------------
   CAPITAL MARKETS 0.5%
   Lehman Brothers Holdings, Inc.                          340           22,151
   State Street Corp.                                      110            6,390
   A.G. Edwards, Inc.                                      100            5,532
   E*Trade Financial Corp.*                                200            4,564
   Raymond James Financial, Inc.                            90            2,724
   Jefferies Group, Inc.                                    90            2,667
   LaBranche & Co., Inc.*                                   90            1,090
                                                                   ------------
   TOTAL CAPITAL MARKETS                                                 45,118
                                                                   ------------
   CONSUMER FINANCE 0.4%
   ACE Cash Express, Inc.*                               1,090           31,904
   AmeriCredit Corp.*                                      170            4,747
                                                                   ------------
   TOTAL CONSUMER FINANCE                                                36,651
                                                                   ------------
TOTAL FINANCIALS                                                        940,483
                                                                   ------------
INFORMATION TECHNOLOGY 7.7%
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.7%
   Fargo Electronics, Inc.*                              1,269           32,220
   Excel Technology, Inc.*                               1,070           32,014
   Applied Films Corp.*                                  1,120           31,909
   Lipman Electronic Engineering
      Ltd.*                                              1,050           29,799
   Avnet, Inc.*                                            540           10,811
   Arrow Electronics, Inc.*                                280            9,016
   Tech Data Corp.*                                        190            7,279
   Sanmina-SCI Corp.*                                      950            4,370
                                                                   ------------
   TOTAL ELECTRONIC EQUIPMENT &
      INSTRUMENTS                                                       157,418
                                                                   ------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.6%
   Intel Corp.                                           2,048           38,810
   ADE Corp.*                                              990           32,165
   Micron Technology, Inc.*                              1,995           30,045
   Nvidia Corp.*                                           440            9,368
   LSI Logic Corp.*                                        830            7,428
   KLA-Tencor Corp.                                        169            7,025
   Lam Research Corp.*                                     130            6,061
   International Rectifier Corp.*                          150            5,862

See Notes to Financial Statements.


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   Advanced Micro Devices, Inc.*                           210     $      5,128
   Intersil Corp. -- Class A                               120            2,790
   Semtech Corp.*                                          160            2,312
                                                                   ------------
   TOTAL SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT                                                         146,994
                                                                   ------------
   COMMUNICATIONS EQUIPMENT 1.5%
   Lucent Technologies, Inc.*                           13,204           31,953
   Andrew Corp.*                                         3,448           30,549
   Inter-Tel, Inc.                                       1,330           28,010
   Corning, Inc.*                                        1,020           24,674
   Motorola, Inc.                                          800           16,120
   Tellabs, Inc.*                                          300            3,993
   JDS Uniphase Corp.*                                   1,340            3,390
   Dycom Industries, Inc.*                                 100            2,129
   Powerwave Technologies, Inc.*                           190            1,733
                                                                   ------------
   TOTAL COMMUNICATIONS EQUIPMENT                                       142,551
                                                                   ------------
   SOFTWARE 1.2%
   Manugistics Group, Inc.*                             12,889           32,223
   SSA Global Technologies, Inc.*                        1,650           31,977
   NETIQ Corp.*                                          2,610           31,816
   Novell, Inc.*                                         1,610           10,674
   Activision, Inc.*                                       370            4,211
   Parametric Technology Corp.*                            140            1,779
                                                                   ------------
   TOTAL SOFTWARE                                                       112,680
                                                                   ------------
   IT CONSULTING & SERVICES 1.1%
   Acxiom Corp.                                          1,380           34,500
   TNS, Inc.*                                            1,600           33,104
   Computer Sciences Corp.*                                260           12,594
   Sabre Holdings Corp.                                    370            8,140
   Convergys Corp.*                                        410            7,995
   BISYS Group, Inc.*                                      440            6,028
   CheckFree Corp.*                                        100            4,956
                                                                   ------------
   TOTAL IT CONSULTING & SERVICES                                       107,317
                                                                   ------------
   COMPUTERS & PERIPHERALS 0.3%
   Apple Computer, Inc.*                                   280           15,994
   Imation Corp.                                           140            5,747
   SanDisk Corp.*                                           90            4,588
   Western Digital Corp.*                                  180            3,566
                                                                   ------------
   TOTAL COMPUTERS & PERIPHERALS                                         29,895
                                                                   ------------
   OFFICE ELECTRONICS 0.2%
   Xerox Corp.*                                          1,200           16,692
                                                                   ------------
   TOTAL OFFICE ELECTRONICS                                              16,692
                                                                   ------------
   INTERNET SOFTWARE & SERVICES 0.1%
   Yahoo!, Inc.*                                           320           10,560
                                                                   ------------
   TOTAL INTERNET SOFTWARE & SERVICES                                    10,560
                                                                   ------------
TOTAL INFORMATION TECHNOLOGY                                            724,107
                                                                   ------------
CONSUMER DISCRETIONARY 5.6%
   HOTELS, RESTAURANTS & LEISURE 1.9%
   Riviera Holdings Corp.*                               1,699           35,169
   GTECH Holdings Corp.                                    990           34,432
   Kerzner International Ltd.*                             400           31,712

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   Aztar Corp.*                                            610     $     31,696
   Navigant International*                               1,960           31,419
   Krispy Kreme Doughnuts, Inc.*                           640            5,210
   Wendy's International, Inc.                              50            2,914
   Darden Restaurants, Inc.                                 70            2,758
                                                                   ------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                  175,310
                                                                   ------------
   MEDIA 0.6%
   Gannett Co., Inc.                                       370           20,694
   McClatchy Co. -- Class A                                261           10,471
   Scholastic Corp.*                                       210            5,454
   Westwood One, Inc.                                      400            3,000
   News Corp. -- Class A                                   110            2,110
   The Walt Disney Co.                                      70            2,100
   Comcast Corp. -- Class A*                                60            1,964
   Vivendi SA -- SP ADR                                     50            1,745
   Viacom, Inc. - Class B*                                  40            1,434
   WPP Group PLC -- SP ADR                                  20            1,206
   DIRECTV Group, Inc.*                                     70            1,155
   CBS Corporation                                          40            1,082
   Clear Channel Communications,
      Inc.                                                  30              929
   EchoStar Communications Corp.*                           30              924
   Omnicom Group, Inc.                                      10              891
   Liberty Media Holding Corp. --
      Capital*                                              10              838
                                                                   ------------
   TOTAL MEDIA                                                           55,997
                                                                   ------------
   HOUSEHOLD DURABLES 0.6%
   Lennar Corp. -- Class A                                 380           16,861
   Mohawk Industries, Inc.*                                150           10,552
   American Greetings Corp. --
      Class A                                              290            6,093
   D.R. Horton, Inc.                                       190            4,526
   Blyth, Inc.                                             180            3,323
   Whirlpool Corp.                                          30            2,479
   Pulte Homes, Inc.                                        80            2,303
   Ryland Group, Inc.                                       50            2,178
   Toll Brothers, Inc.*                                     70            1,790
   KB Home                                                  30            1,376
                                                                   ------------
   TOTAL HOUSEHOLD DURABLES                                              51,481
                                                                   ------------
   TEXTILES & APPAREL 0.5%
   Russell Corp.                                         1,760           31,962
   VF Corp.                                                210           14,263
   Polo Ralph Lauren Corp.                                  50            2,745
                                                                   ------------
   TOTAL TEXTILES & APPAREL                                              48,970
                                                                   ------------
   MULTILINE RETAIL 0.5%
   Federated Department Stores, Inc.                       630           23,058
   Dillard's, Inc. -- Class A                              300            9,555
   J.C. Penney Holding Co., Inc.                           130            8,776
   Nordstrom, Inc.                                          80            2,920
                                                                   ------------
   TOTAL MULTILINE RETAIL                                                44,309
                                                                   ------------
   SPECIALTY RETAIL 0.4%
   AutoNation, Inc.*                                       570           12,221

                                              See Notes to Financial Statements.


8 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   Circuit City Stores, Inc.                               240     $      6,533
   American Eagle Outfitters, Inc.                         140            4,765
   Aeropostale, Inc.*                                       90            2,600
   Pier 1 Imports, Inc.                                    350            2,443
   AnnTaylor Stores Corp.*                                  50            2,169
   Payless Shoesource, Inc.*                                60            1,630
   Claire's Stores, Inc.                                    60            1,531
                                                                   ------------
   TOTAL SPECIALTY RETAIL                                                33,892
                                                                   ------------
   HEALTH CARE PROVIDERS & SERVICES 0.3%
   Alderwoods Group, Inc.*                               1,640           31,914
                                                                   ------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                31,914
                                                                   ------------
   INTERNET & CATALOG RETAIL 0.3%
   Sportsman's Guide, Inc.*                              1,040           31,720
                                                                   ------------
   TOTAL INTERNET & CATALOG RETAIL                                       31,720
                                                                   ------------
   AUTO COMPONENTS 0.3%
   Modine Manufacturing Co.                                260            6,073
   Dana Corp.                                            1,859            4,908
   Goodyear Tire & Rubber Co.*                             380            4,218
   Magna International, Inc. -- Class A                     40            2,879
   BorgWarner, Inc.                                         40            2,604
   Autoliv, Inc.                                            40            2,263
   TRW Automotive Holdings Corp.*                           50            1,364
   Tenneco Automotive, Inc.*                                50            1,300
   Visteon Corp.*                                          159            1,146
   LKQ Corp.*                                               60            1,140
   Delphi Corp.*                                           637            1,083
   American Axle & Manufacturing
      Holdings, Inc.                                        60            1,027
   Ballard Power Systems, Inc.*                            149              872
   Gentex Corp.                                             10              140
                                                                   ------------
   TOTAL AUTO COMPONENTS                                                 31,017
                                                                   ------------
   AUTOMOBILES 0.1%
   Ford Motor Co.                                        1,708           11,836
                                                                   ------------
   TOTAL AUTOMOBILES                                                     11,836
                                                                   ------------
   LEISURE EQUIPMENT & PRODUCTS 0.1%
   Brunswick Corp.                                         260            8,645
   Callaway Golf Co.                                       220            2,858
                                                                   ------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                    11,503
                                                                   ------------
TOTAL CONSUMER DISCRETIONARY                                            527,949
                                                                   ------------
INDUSTRIALS 5.4%
   COMMERCIAL SERVICES & SUPPLIES 1.6%
   NCO Group, Inc.*                                      1,220           32,257
   ARAMARK Corp. -- Class B                                970           32,116
   West Corp.*                                             670           32,100
   Sourcecorp, Inc.*                                     1,290           31,979
   Cendant Corp.                                           659           10,735
   Robert Half International, Inc.                         180            7,560
   Korn/Ferry International, Inc.*                         120            2,351
                                                                   ------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 149,098
                                                                   ------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   AEROSPACE & DEFENSE 0.9%
   Aviall, Inc.*                                           670     $     31,838
   Northrop Grumman Corp.                                  430           27,546
   Boeing Co.                                              250           20,478
   Precision Castparts Corp.                                70            4,183
                                                                   ------------
   TOTAL AEROSPACE & DEFENSE                                             84,045
                                                                   ------------
   ROAD & RAIL 0.9%
   Ryder System, Inc.                                      260           15,192
   Burlington Northern Santa Fe Corp.                      170           13,472
   Swift Transportation Co., Inc.*                         360           11,433
   YRC Worldwide, Inc.*                                    270           11,370
   Werner Enterprises, Inc.                                400            8,108
   Norfolk Southern Corp.                                   70            3,725
   Union Pacific Corp.                                      40            3,718
   CSX Corp.                                                50            3,522
   Canadian National Railway Co.                            80            3,500
   Canadian Pacific Railway Ltd.                            40            2,046
   Con-way, Inc.                                            30            1,738
   Landstar System, Inc.                                    30            1,417
   Kansas City Southern*                                    50            1,385
   Laidlaw International, Inc.                              50            1,260
   Knight Transportation, Inc.                              50            1,010
   Amerco, Inc.*                                            10            1,007
                                                                   ------------
   TOTAL ROAD & RAIL                                                     83,903
                                                                   ------------
   INDUSTRIAL CONGLOMERATES 0.5%
   Tyco International Ltd.                               1,399           38,473
   McDermott International, Inc.*                           90            4,092
   Teleflex, Inc.                                           60            3,241
   Sequa Corp. -- Class A*                                  30            2,445
                                                                   ------------
   TOTAL INDUSTRIAL CONGLOMERATES                                        48,251
                                                                   ------------
   CONSTRUCTION & ENGINEERING 0.4%
   Fluor Corp.                                             110           10,222
   Granite Construction, Inc.                              180            8,149
   Jacobs Engineering Group, Inc.*                          50            3,982
   Foster Wheeler, Ltd.*                                    60            2,592
   URS Corp.*                                               60            2,520
   Shaw Group, Inc.*                                        90            2,502
   Washington Group International,
      Inc.*                                                 40            2,134
   Chicago Bridge & Iron NV Co.                             80            1,932
   EMCOR Group, Inc.*                                       30            1,460
   Insituform Technologies, Inc. --
      Class A*                                              50            1,144
                                                                   ------------
   TOTAL CONSTRUCTION & ENGINEERING                                      36,637
                                                                   ------------
   MACHINERY 0.3%
   Eaton Corp.                                             260           19,604
   Timken Co.                                              150            5,027
   Flowserve Corp.*                                         60            3,414
   Trinity Industries, Inc.                                 70            2,828
                                                                   ------------
   TOTAL MACHINERY                                                       30,873
                                                                   ------------

See Notes to Financial Statements.


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   ELECTRICAL EQUIPMENT 0.3%
   ABB Ltd. -- SP ADR                                      420     $      5,443
   Emerson Electric Co.                                     60            5,029
   Rockwell Automation, Inc.                                50            3,600
   Cooper Industries Ltd. -- Class A                        30            2,788
   AMETEK, Inc.                                             40            1,895
   Roper Industries, Inc.                                   40            1,870
   Thomas & Betts Corp.*                                    30            1,539
   Hubbell, Inc. -- Class B                                 30            1,430
   Acuity Brands, Inc.                                      30            1,167
   Energy Conversion Devices, Inc.*                         30            1,093
   General Cable Corp.*                                     30            1,050
   A.O. Smith Corp.                                         20              927
   Regal-Beloit Corp.                                       20              883
                                                                   ------------
   TOTAL ELECTRICAL EQUIPMENT                                            28,714
                                                                   ------------
   AIRLINES 0.2%
   Southwest Airlines Co.                                  590            9,658
   Alaska Air Group, Inc.*                                 190            7,490
                                                                   ------------
   TOTAL AIRLINES                                                        17,148
                                                                   ------------
   TRADING COMPANIES & DISTRIBUTORS 0.2%
   W.W. Grainger, Inc.                                      70            5,266
   WESCO International, Inc.*                               50            3,338
   Watsco, Inc.                                             40            2,393
   UAP Holding Corp.                                        90            1,963
   Applied Industrial Technologies,
      Inc.                                                  80            1,945
   Beacon Roofing Supply, Inc.*                             70            1,540
                                                                   ------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                                16,445
                                                                   ------------
   BUILDING PRODUCTS 0.1%
   Masco Corp.                                             300            8,892
                                                                   ------------
   TOTAL BUILDING PRODUCTS                                                8,892
                                                                   ------------
TOTAL INDUSTRIALS                                                       504,006
                                                                   ------------
HEALTH CARE 4.9%
   HEALTH CARE PROVIDERS & SERVICES 2.3%
   WellPoint, Inc.*                                        590           42,934
   American Retirement Corp.*                              970           31,787
   HCA, Inc.                                               680           29,342
   Coventry Health Care, Inc.*                             420           23,075
   Community Health Systems, Inc.*                         540           19,845
   Triad Hospitals, Inc.*                                  320           12,666
   Health Management Associates,
      Inc. -- Class A                                      640           12,614
   Express Scripts, Inc.*                                  160           11,478
   Health Net, Inc.*                                       200            9,034
   LifePoint Hospitals, Inc.*                              260            8,354
   Humana, Inc.*                                           110            5,907
   Apria Healthcare Group, Inc.*                           270            5,103
   Omnicare, Inc.                                           80            3,794
                                                                   ------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                               215,933
                                                                   ------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.4%
   Fisher Scientific International, Inc.*                  750           54,787
   Diagnostic Products Corp.                               550           31,993
   Intermagnetics General Corp.*                         1,050           28,329

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   Intuitive Surgical, Inc.*                               110     $     12,977
                                                                   ------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               128,086
                                                                   ------------
   PHARMACEUTICALS 0.7%
   Andrx Corp.*                                          1,380           32,002
   King Pharmaceuticals, Inc.*                             640           10,880
   Watson Pharmaceuticals, Inc.*                           440           10,243
   Barr Pharmaceuticals, Inc.*                             160            7,631
   Valeant Pharmaceuticals
      International                                        260            4,399
                                                                   ------------
   TOTAL PHARMACEUTICALS                                                 65,155
                                                                   ------------
   BIOTECHNOLOGY 0.5%
   Serologicals Corp.*                                   1,020           32,069
   Biogen Idec, Inc.*                                      330           15,289
                                                                   ------------
   TOTAL BIOTECHNOLOGY                                                   47,358
                                                                   ------------
TOTAL HEALTH CARE                                                       456,532
                                                                   ------------
ENERGY 4.1%
   OIL & GAS 3.1%
   Chevron Corp.                                           840           52,131
   KCS Energy, Inc.*                                     1,189           35,313
   Remington Oil & Gas Corp.*                              790           34,736
   Stone Energy Corp.*                                     680           31,654
   TransMontaigne, Inc.*                                 2,820           31,612
   ConocoPhillips                                          380           24,901
   Devon Energy Corp.                                      370           22,352
   Apache Corp.                                            290           19,793
   Peabody Energy Corp.                                    260           14,495
   Kinder Morgan, Inc.                                     110           10,988
   Pogo Producing Co.                                      140            6,454
   Overseas Shipholding Group, Inc.                         80            4,732
                                                                   ------------
   TOTAL OIL & GAS                                                      289,161
                                                                   ------------
   ENERGY EQUIPMENT & SERVICES 1.0%
   Maverick Tube Corp.*                                    450           28,435
   Transocean, Inc.*                                       270           21,686
   Patterson-UTI Energy, Inc.                              310            8,776
   Pride International, Inc.*                              240            7,495
   Rowan Cos., Inc.                                        180            6,406
   Baker Hughes, Inc.                                       50            4,092
   Helmerich & Payne, Inc.                                  60            3,616
   Diamond Offshore Drilling, Inc.                          30            2,518
   GlobalSantaFe Corp.                                      40            2,310
   BJ Services Co.                                          60            2,236
   Noble Corp.                                              30            2,233
   Smith International, Inc.                                50            2,223
   ENSCO International, Inc.                                40            1,841
   Precision Drilling Trust                                 40            1,328
   Nabors Industries Ltd.*                                  30            1,014
   Tenaris SA -- SP ADR                                     20              810
                                                                   ------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                     97,019
                                                                   ------------
TOTAL ENERGY                                                            386,180
                                                                   ------------
CONSUMER STAPLES 2.8%
   FOOD PRODUCTS 1.2%
   General Mills, Inc.                                     590           30,479
   Archer-Daniels-Midland Co.                              730           30,134

                                              See Notes to Financial Statements.


10 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   ConAgra Foods, Inc.                                   1,070     $     23,658
   Tyson Foods, Inc. -- Class A                            839           12,468
   Hormel Foods Corp.                                      150            5,571
   Tootsie Roll Industries, Inc.                           150            4,369
   WM Wrigley Jr Co.                                        41            1,860
                                                                   ------------
   TOTAL FOOD PRODUCTS                                                  108,539
                                                                   ------------
   FOOD & DRUG RETAILING 0.7%
   Kroger Co.                                            1,339           29,271
   Supervalu, Inc.                                         480           14,736
   Safeway, Inc.                                           310            8,060
   CVS Corp.                                               250            7,675
   BJ's Wholesale Club, Inc.*                              160            4,536
                                                                   ------------
   TOTAL FOOD & DRUG RETAILING                                           64,278
                                                                   ------------
   BEVERAGES 0.4%
   Coca-Cola Enterprises, Inc.                           1,050           21,389
   Pepsi Bottling Group, Inc.                              580           18,647
                                                                   ------------
   TOTAL BEVERAGES                                                       40,036
                                                                   ------------
   TOBACCO 0.3%
   Reynolds American, Inc.                                 210           24,213
                                                                   ------------
   TOTAL TOBACCO                                                         24,213
                                                                   ------------
   PERSONAL PRODUCTS 0.2%
   Estee Lauder Cos., Inc. -- Class A                      169            6,535
   Alberto-Culver Co. -- Class B                           110            5,359
   Herbalife Ltd.*                                         100            3,990
   NBTY, Inc.*                                             110            2,630
   Nu Skin Enterprises, Inc.                               149            2,213
   Avon Products, Inc.                                      70            2,170
                                                                   ------------
   TOTAL PERSONAL PRODUCTS                                               22,897
                                                                   ------------
TOTAL CONSUMER STAPLES                                                  259,963
                                                                   ------------
UTILITIES 2.6%
   MULTI-UTILITIES 1.9%
   Constellation Energy Group, Inc.                        640           34,893
   Public Service Enterprise Group, Inc.                   480           31,738
   NorthWestern Corp.                                      920           31,602
   KeySpan Corp.                                           640           25,856
   Xcel Energy, Inc.                                       490            9,398
   DTE Energy Co.                                          220            8,963
   AES Corp.*                                              399            7,361
   Energy East Corp.                                       260            6,222
   MDU Resources Group, Inc.                               120            4,393
   Dynegy, Inc. -- Class A*                                589            3,222
   Mirant Corp.*                                           110            2,948
   Wisconsin Energy Corp.                                   60            2,418
   NRG Energy, Inc.*                                        50            2,409
   TECO Energy, Inc.                                       120            1,793
   Ormat Technologies, Inc.                                 30            1,144
                                                                   ------------
   TOTAL MULTI-UTILITIES                                                174,360
                                                                   ------------
   ELECTRIC UTILITIES 0.5%
   American Electric Power Co., Inc.                       370           12,672
   Pepco Holdings, Inc.                                    410            9,668
   Edison International                                    200            7,800
   TXU Corp.                                               120            7,175

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   Pinnacle West Capital Corp.                             160     $      6,386
   Westar Energy, Inc.                                     210            4,420
   Sierra Pacific Resources*                               130            1,820
   Black Hills Corp.                                        30            1,030
                                                                   ------------
   TOTAL ELECTRIC UTILITIES                                              50,971
                                                                   ------------
   GAS UTILITIES 0.2%
   Questar Corp.                                            70            5,634
   Oneok, Inc.                                              50            1,702
   Southern Union, Co.                                      60            1,624
   Energen Corp.                                            40            1,536
   AGL Resources, Inc.                                      40            1,525
   National Fuel Gas Co.                                    40            1,406
   Atmos Energy Corp.                                       50            1,395
   Nicor, Inc.                                              30            1,245
   UGI Corp.                                                50            1,231
   WGL Holdings, Inc.                                       40            1,158
   Piedmont Natural Gas Co.                                 40              972
   Southwest Gas Corp.                                      30              940
   New Jersey Resources Corp.                               20              936
                                                                   ------------
   TOTAL GAS UTILITIES                                                   21,304
                                                                   ------------
TOTAL UTILITIES                                                         246,635
                                                                   ------------
TELECOMMUNICATION SERVICES 2.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.5%
   Verizon Communications, Inc.                          1,399           46,853
   BellSouth Corp.                                         880           31,856
   PanAmSat Holding Corp.                                1,260           31,487
   AT&T, Inc.                                              719           20,053
   CenturyTel, Inc.                                        270           10,031
                                                                   ------------
   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                         140,280
                                                                   ------------
   WIRELESS TELECOMMUNICATION SERVICES 0.7%
   Ubiquitel, Inc.*                                      3,060           31,640
   Alltel Corp.                                            360           22,979
   Telephone & Data Systems, Inc.                          200            8,280
                                                                   ------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                             62,899
                                                                   ------------
TOTAL TELECOMMUNICATION SERVICES                                        203,179
                                                                   ------------
MATERIALS 1.2%
   METALS & MINING 0.6%
   United States Steel Corp.                               140            9,822
   Allegheny Technologies, Inc.                            110            7,616
   Freeport-McMoRan Copper &
      Gold, Inc. -- Class B                                110            6,095
   BHP Billiton Ltd. -- SP ADR                             120            5,168
   Rio Tinto PLC -- SP ADR                                  20            4,194
   Companhia Vale do Rio Doce --
      SP ADR                                               130            3,125
   Steel Dynamics, Inc.                                     40            2,629
   Alcoa, Inc.                                              70            2,265
   Nucor Corp.                                              40            2,170
   Newmont Mining Corp.                                     40            2,117
   Falconbridge Ltd.                                        40            2,114
   POSCO -- SP ADR                                          30            2,007
   Alcan, Inc.                                              40            1,878
   Anglo American PLC -- ADR                                90            1,840

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   Mittal Steel NV Co. -- Class A                           60     $      1,831
   Barrick Gold Corp.                                       60            1,776
   AngloGold Ashanti Ltd. -- SP ADR                         30            1,444
   Phelps Dodge Corp.                                       10              822
                                                                   ------------
   TOTAL METALS & MINING                                                 58,913
                                                                   ------------
   CHEMICALS 0.5%
   Dow Chemical Co.                                        570           22,247
   Lyondell Chemical Co.                                   570           12,916
   Eastman Chemical Co.                                     70            3,780
   Airgas, Inc.                                             60            2,235
   Olin Corp.                                              100            1,793
   Sensient Technologies Corp.                              60            1,255
                                                                   ------------
   TOTAL CHEMICALS                                                       44,226
                                                                   ------------
   PAPER & FOREST PRODUCTS 0.1%
   Louisiana-Pacific Corp.                                 230            5,037
   Bowater, Inc.                                            50            1,138
                                                                   ------------
   TOTAL PAPER & FOREST PRODUCTS                                          6,175
                                                                   ------------
TOTAL MATERIALS                                                         109,314
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $4,390,928)                                                  4,358,348
                                                                   ------------

EXCHANGE TRADED FUND 3.0%
   DB Commodity Index Tracking
      Fund                                              11,015          279,230
                                                                   ------------
TOTAL MUTUAL FUNDS
   (Cost $286,062)                                                      279,230
                                                                   ------------

                                                          FACE
                                                        AMOUNT
                                                   -----------
REPURCHASE AGREEMENTS 46.1%
Repurchase Agreement (Note 6)
   5.17% due 07/03/06                              $   864,066          864,066
   4.55% due 07/03/06+                                 907,071          907,071
   4.44% due 07/03/06                                1,156,142        1,156,142
   4.40% due 07/03/06                                  770,761          770,761
   4.10% due 07/03/06                                  616,609          616,609
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $4,314,649)                                                  4,314,649
                                                                   ------------
TOTAL LONG SECURITIES 95.7%
   (Cost $8,991,639)                                                  8,952,227
                                                                   ------------

                                                        SHARES
                                                   -----------
COMMON STOCKS SOLD SHORT (26.4)%

MATERIALS (0.8)%
   CONSTRUCTION MATERIALS (0.1)%
   Martin Marietta Materials, Inc.                          90           (8,203)
                                                                   ------------
   TOTAL CONSTRUCTION MATERIALS                                          (8,203)
                                                                   ------------
   CONTAINERS & PACKAGING (0.1)%
   Temple-Inland, Inc.                                      30           (1,286)
   Pactiv Corp.*                                           470          (11,632)
                                                                   ------------
   TOTAL CONTAINERS & PACKAGING                                         (12,918)
                                                                   ------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   PAPER & FOREST PRODUCTS (0.2)%
   MeadWestvaco Corp.                                      190     $     (5,307)
   Weyerhaeuser Co.                                        140           (8,715)
                                                                   ------------
   TOTAL PAPER & FOREST PRODUCTS                                        (14,022)
                                                                   ------------
   CHEMICALS (0.4)%
   Valspar Corp.                                            40           (1,057)
   Scotts Miracle-Gro Co. -- Class A                        30           (1,270)
   PPG Industries, Inc.                                     30           (1,980)
   Chemtura Corp.                                          350           (3,269)
   E.I. du Pont de Nemours and Co.                         100           (4,160)
   Hercules, Inc.*                                         540           (8,240)
   Ecolab, Inc.                                            490          (19,884)
                                                                   ------------
   TOTAL CHEMICALS                                                      (39,860)
                                                                   ------------
TOTAL MATERIALS                                                         (75,003)
                                                                   ------------
UTILITIES (1.6)%
   MULTI-UTILITIES 0.0%
   NSTAR                                                    50           (1,430)
   NiSource, Inc.                                           90           (1,966)
                                                                   ------------
   TOTAL MULTI-UTILITIES                                                 (3,396)
                                                                   ------------
   WATER UTILITIES (0.1)%
   Aqua America, Inc.                                      290           (6,609)
                                                                   ------------
   TOTAL WATER UTILITIES                                                 (6,609)
                                                                   ------------
   GAS UTILITIES (0.1)%
   Equitable Resources, Inc.                               360          (12,060)
                                                                   ------------
   TOTAL GAS UTILITIES                                                  (12,060)
                                                                   ------------
   ELECTRIC UTILITIES (1.4)%
   PPL Corp.                                                90           (2,907)
   DPL, Inc.                                               260           (6,968)
   Allegheny Energy, Inc.*                                 190           (7,043)
   FPL Group, Inc.                                         860          (35,587)
   Exelon Corp.                                          1,300          (73,879)
                                                                   ------------
   TOTAL ELECTRIC UTILITIES                                            (126,384)
                                                                   ------------
TOTAL UTILITIES                                                        (148,449)
                                                                   ------------
INDUSTRIALS (2.2)%
   ELECTRICAL EQUIPMENT 0.0%
   American Power Conversion Corp.                          10             (195)
                                                                   ------------
   TOTAL ELECTRICAL EQUIPMENT                                              (195)
                                                                   ------------
   ROAD & RAIL 0.0%
   J.B. Hunt Transport Services, Inc.                       30             (747)
                                                                   ------------
   TOTAL ROAD & RAIL                                                       (747)
                                                                   ------------
   AEROSPACE & DEFENSE (0.1)%
   United Technologies Corp.                               150           (9,513)
                                                                   ------------
   TOTAL AEROSPACE & DEFENSE                                             (9,513)
                                                                   ------------
   AIRLINES (0.1)%
   JetBlue Airways Corp.*                                  170           (2,064)
   AirTran Holdings, Inc.*                                 550           (8,173)
                                                                   ------------
   TOTAL AIRLINES                                                       (10,237)
                                                                   ------------
   MACHINERY (0.3)%
   Tecumseh Products Co. -- Class A*                        30             (576)
   ITT Industries, Inc.                                     70           (3,465)
   Ingersoll-Rand Co. -- Class A                           100           (4,278)

                                              See Notes to Financial Statements.


12 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   SPX Corp.                                               120     $     (6,714)
   Joy Global, Inc.                                        160           (8,334)
                                                                   ------------
   TOTAL MACHINERY                                                      (23,367)
                                                                   ------------
   TRADING COMPANIES & DISTRIBUTORS (0.3)%
   GATX Corp.                                               50           (2,125)
   United Rentals, Inc.*                                    80           (2,558)
   MSC Industrial Direct Co. --
      Class A                                              140           (6,660)
   Fastenal Co.                                            450          (18,131)
                                                                   ------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                               (29,474)
                                                                   ------------
   AIR FREIGHT & COURIERS (0.5)%
   Expeditors International
      Washington, Inc.                                     440          (24,644)
   CH Robinson Worldwide, Inc.                             500          (26,650)
                                                                   ------------
   TOTAL AIR FREIGHT & COURIERS                                         (51,294)
                                                                   ------------
   COMMERCIAL SERVICES & SUPPLIES (0.9)%
   Navigant Consulting, Inc.*                               60           (1,359)
   Deluxe Corp.                                            210           (3,671)
   Monster Worldwide, Inc.*                                200           (8,532)
   Avery Dennison Corp.                                    150           (8,709)
   Cintas Corp.                                            230           (9,145)
   Herman Miller, Inc.                                     400          (10,308)
   Pitney Bowes, Inc.                                      260          (10,738)
   Stericycle, Inc.*                                       220          (14,322)
   Corporate Executive Board Co.                           160          (16,032)
                                                                   ------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 (82,816)
                                                                   ------------
TOTAL INDUSTRIALS                                                      (207,643)
                                                                   ------------
CONSUMER STAPLES (2.4)%
   TOBACCO (0.1)%
   Universal Corp./VA                                      170           (6,327)
                                                                   ------------
   TOTAL TOBACCO                                                         (6,327)
                                                                   ------------
   FOOD & DRUG RETAILING (0.5)%
   Whole Foods Market, Inc.                                670          (43,309)
                                                                   ------------
   TOTAL FOOD & DRUG RETAILING                                          (43,309)
                                                                   ------------
   BEVERAGES (0.5)%
   Constellation Brands, Inc. --
      Class A*                                             190           (4,750)
   Molson Coors Brewing Co. --
      Class B                                              220          (14,934)
   Brown-Forman Corp. -- Class B                           390          (27,959)
                                                                   ------------
   TOTAL BEVERAGES                                                      (47,643)
                                                                   ------------
   FOOD PRODUCTS (1.3)%
   WM Wrigley Jr Co. -- Class B                             42           (1,890)
   J.M. Smucker Co.                                         70           (3,129)
   Sara Lee Corp.                                        1,310          (20,986)
   McCormick & Co., Inc.                                   800          (26,840)
   Hershey Co.                                           1,340          (73,794)
                                                                   ------------
   TOTAL FOOD PRODUCTS                                                 (126,639)
                                                                   ------------
TOTAL CONSUMER STAPLES                                                 (223,918)
                                                                   ------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY (2.5)%
   MULTILINE RETAIL 0.0%
   Big Lots, Inc.*                                         180     $     (3,074)
                                                                   ------------
   TOTAL MULTILINE RETAIL                                                (3,074)
                                                                   ------------
   LEISURE EQUIPMENT & PRODUCTS (0.1)%
   Mattel, Inc.                                            310           (5,118)
                                                                   ------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                    (5,118)
                                                                   ------------
   AUTO COMPONENTS (0.1)%
   ArvinMeritor, Inc.                                       60           (1,031)
   Cooper Tire & Rubber Co.                                150           (1,671)
   Johnson Controls, Inc.                                   50           (4,111)
                                                                   ------------
   TOTAL AUTO COMPONENTS                                                 (6,813)
                                                                   ------------
   HOUSEHOLD DURABLES (0.1)%
   Harman International Industries,
      Inc.                                                 110           (9,391)
                                                                   ------------
   TOTAL HOUSEHOLD DURABLES                                              (9,391)
                                                                   ------------
   AUTOMOBILES (0.2)%
   Thor Industries, Inc.                                   100           (4,845)
   General Motors Corp.                                    340          (10,129)
                                                                   ------------
   TOTAL AUTOMOBILES                                                    (14,974)
                                                                   ------------
   INTERNET & CATALOG RETAIL (0.2)%
   Amazon.com, Inc.*                                       470          (18,180)
                                                                   ------------
   TOTAL INTERNET & CATALOG RETAIL                                      (18,180)
                                                                   ------------
   TEXTILES & APPAREL (0.2)%
   Timberland Co. -- Class A*                               50           (1,305)
   Coach, Inc.*                                            580          (17,342)
                                                                   ------------
   TOTAL TEXTILES & APPAREL                                             (18,647)
                                                                   ------------
   COMMERCIAL SERVICES & SUPPLIES (0.3)%
   DeVry, Inc.*                                            110           (2,417)
   Apollo Group, Inc. -- Class A*                           60           (3,100)
   Sotheby's Holdings, Inc. -- Class A*                    190           (4,987)
   ITT Educational Services, Inc.*                          90           (5,923)
   H&R Block, Inc.                                         370           (8,828)
                                                                   ------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 (25,255)
                                                                   ------------
   SPECIALTY RETAIL (0.3)%
   O'Reilly Automotive, Inc.*                               60           (1,872)
   Chico's FAS, Inc.*                                       90           (2,428)
   OfficeMax, Inc.                                          90           (3,668)
   Urban Outfitters, Inc.*                                 300           (5,247)
   CarMax, Inc.*                                           240           (8,510)
   Office Depot, Inc.*                                     280          (10,640)
                                                                   ------------
   TOTAL SPECIALTY RETAIL                                               (32,365)
                                                                   ------------
   HOTELS, RESTAURANTS & LEISURE (0.5)%
   Cheesecake Factory, Inc.*                               220           (5,929)
   Harrah's Entertainment, Inc.                             90           (6,406)
   International Game Technology, Inc.                     310          (11,761)
   Starbucks Corp.*                                        610          (23,034)
                                                                   ------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                  (47,130)
                                                                   ------------
   MEDIA (0.5)%
   Reader's Digest Association, Inc.                       160           (2,234)

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   McGraw-Hill Cos., Inc.                                   60     $     (3,014)
   Dow Jones & Co., Inc.                                   200           (7,002)
   McClatchy Co. -- Class A                                270          (10,832)
   Interpublic Group of Cos., Inc.*                      1,360          (11,356)
   Time Warner, Inc.                                       890          (15,397)
                                                                   ------------
   TOTAL MEDIA                                                          (49,835)
                                                                   ------------
TOTAL CONSUMER DISCRETIONARY                                           (230,782)
                                                                   ------------
ENERGY (2.6)%
   ENERGY EQUIPMENT & SERVICES (1.2)%
   Grant Prideco, Inc.*                                     60           (2,685)
   FMC Technologies, Inc.*                                 200          (13,492)
   Weatherford International Ltd.*                         440          (21,833)
   Halliburton Co.                                         490          (36,363)
   Schlumberger Ltd.                                       630          (41,019)
                                                                   ------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                   (115,392)
                                                                   ------------
   OIL & GAS (1.4)%
   Southwestern Energy Co.*                                110           (3,428)
   Newfield Exploration Co.*                                90           (4,405)
   Murphy Oil Corp.                                         90           (5,027)
   Arch Coal, Inc.                                         290          (12,287)
   Quicksilver Resources, Inc.*                            380          (13,988)
   Helix Energy Solutions Group, Inc.*                     350          (14,126)
   El Paso Corp.                                         1,250          (18,750)
   PetroHawk Energy Corp.*                               2,000          (25,200)
   Plains Exploration & Production
      Co.*                                                 860          (34,864)
                                                                   ------------
   TOTAL OIL & GAS                                                     (132,075)
                                                                   ------------
TOTAL ENERGY                                                           (247,467)
                                                                   ------------
HEALTH CARE (3.0)%
   HEALTH CARE PROVIDERS & SERVICES (0.4)%
   Tenet Healthcare Corp.*                                 250           (1,745)
   Patterson Cos., Inc.*                                    80           (2,794)
   AmerisourceBergen Corp.                                  80           (3,354)
   Quest Diagnostics, Inc.                                  80           (4,794)
   Aetna, Inc.                                             130           (5,191)
   CIGNA Corp.                                              90           (8,866)
   UnitedHealth Group, Inc.                                200           (8,956)
                                                                   ------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                               (35,700)
                                                                   ------------
   HEALTH CARE EQUIPMENT & SUPPLIES (0.7)%
   Advanced Medical Optics, Inc.*                          110           (5,577)
   Boston Scientific Corp.*                                590           (9,936)
   Varian Medical Systems, Inc.*                           340          (16,099)
   Thermo Electron Corp.*                                  910          (32,978)
                                                                   ------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               (64,590)
                                                                   ------------
   BIOTECHNOLOGY (0.9)%
   Martek Biosciences Corp.*                                40           (1,158)
   PDL BioPharma, Inc.*                                    450           (8,284)
   Vertex Pharmaceuticals, Inc.*                           390          (14,317)
   Medimmune, Inc.*                                      1,000          (27,100)
   Gilead Sciences, Inc.*                                  600          (35,496)
                                                                   ------------
   TOTAL BIOTECHNOLOGY                                                  (86,355)
                                                                   ------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   PHARMACEUTICALS (1.0)%
   Perrigo Co.                                             220     $     (3,542)
   Sepracor, Inc.*                                         410          (23,427)
   Allergan, Inc.                                          260          (27,888)
   Pfizer, Inc.                                          1,600          (37,552)
                                                                   ------------
   TOTAL PHARMACEUTICALS                                                (92,409)
                                                                   ------------
TOTAL HEALTH CARE                                                      (279,054)
                                                                   ------------
INFORMATION TECHNOLOGY (5.4)%
   ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2)%
   Symbol Technologies, Inc.                               160           (1,726)
   KEMET Corp.*                                            340           (3,135)
   Plexus Corp.*                                           210           (7,184)
   National Instruments Corp.                              400          (10,960)
                                                                   ------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             (23,005)
                                                                   ------------
   SOFTWARE (0.3)%
   Mercury Interactive Corp.*                               50           (1,749)
   Adobe Systems, Inc.*                                    120           (3,643)
   Symantec Corp.*                                         270           (4,196)
   Advent Software, Inc.*                                  190           (6,853)
   Electronic Arts, Inc.*                                  300          (12,912)
                                                                   ------------
   TOTAL SOFTWARE                                                       (29,353)
                                                                   ------------
   COMPUTERS & PERIPHERALS (0.7)%
   Diebold, Inc.                                            40           (1,625)
   Lexmark International, Inc.*                             50           (2,791)
   Dell, Inc.*                                             300           (7,323)
   International Business Machines
      Corp.                                                150          (11,523)
   Sun Microsystems, Inc.*                               3,470          (14,401)
   Network Appliance, Inc.*                                810          (28,593)
                                                                   ------------
   TOTAL COMPUTERS & PERIPHERALS                                        (66,256)
                                                                   ------------
   IT CONSULTING & SERVICES (1.1)%
   SRA International, Inc. -- Class A*                      40           (1,065)
   Unisys Corp.*                                           940           (5,903)
   Gartner, Inc. -- Class A*                               780          (11,076)
   Electronic Data Systems Corp.                           560          (13,474)
   VeriFone Holdings, Inc.*                                540          (16,459)
   Cognizant Technology Solutions
      Corp. -- Class A*                                    370          (24,927)
   Paychex, Inc.                                           800          (31,184)
                                                                   ------------
   TOTAL IT CONSULTING & SERVICES                                      (104,088)
                                                                   ------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT (1.5)%
   Lattice Semiconductor Corp.*                            540           (3,337)
   RF Micro Devices, Inc.*                                 630           (3,761)
   Cypress Semiconductor Corp.*                            350           (5,089)
   Teradyne, Inc.*                                         440           (6,129)
   Silicon Laboratories, Inc.*                             200           (7,030)
   PMC - Sierra, Inc.*                                     990           (9,306)
   Analog Devices, Inc.                                    400          (12,856)
   Xilinx, Inc.                                            570          (12,911)
   Applied Materials, Inc.                               1,190          (19,373)
   Broadcom Corp. -- Class A*                              910          (27,346)
   Micron Technology, Inc.                               2,020          (30,421)
                                                                   ------------

                                              See Notes to Financial Statements.


14 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   TOTAL SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT                                                    $   (137,559)
                                                                   ------------
   COMMUNICATIONS EQUIPMENT (1.6)%
   Utstarcom, Inc.*                                        670           (5,219)
   F5 Networks, Inc.*                                      210          (11,231)
   Ciena Corp.*                                          2,680          (12,891)
   ADC Telecommunications, Inc.*                         1,680          (28,325)
   Alcatel SA -- SP ADR*                                 2,620          (33,038)
   Qualcomm, Inc.                                        1,450          (58,101)
                                                                   ------------
   TOTAL COMMUNICATIONS EQUIPMENT                                      (148,805)
                                                                   ------------
TOTAL INFORMATION TECHNOLOGY                                           (509,066)
                                                                   ------------
FINANCIALS (5.9)%
   THRIFTS & MORTGAGE FINANCE (0.1)%
   New York Community Bancorp, Inc.                        450           (7,429)
                                                                   ------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                      (7,429)
                                                                   ------------
   DIVERSIFIED FINANCIALS (0.2)%
   Moody's Corp.                                           390          (21,239)
                                                                   ------------
   TOTAL DIVERSIFIED FINANCIALS                                         (21,239)
                                                                   ------------
   CONSUMER FINANCE (0.4)%
   SLM Corp.                                               310          (16,405)
   Capital One Financial Corp.                             240          (20,508)
                                                                   ------------
   TOTAL CONSUMER FINANCE                                               (36,913)
                                                                   ------------
   INSURANCE (1.2)%
   Stancorp Financial Group, Inc.                           50           (2,545)
   HCC Insurance Holdings, Inc.                             90           (2,650)
   Ambac Financial Group, Inc.                              60           (4,866)
   Arthur J. Gallagher & Co.                               200           (5,068)
   Everest Re Group Ltd.                                    90           (7,791)
   ACE Ltd.                                                280          (14,165)
   Progressive Corp.                                       600          (15,426)
   Brown & Brown, Inc.                                     540          (15,779)
   XL Capital Ltd.                                         270          (16,551)
   Marsh & McLennan Cos., Inc.                             950          (25,546)
                                                                   ------------
   TOTAL INSURANCE                                                     (110,387)
                                                                   ------------
   CAPITAL MARKETS (1.3)%
   Janus Capital Group, Inc.                               180           (3,222)
   Waddell & Reed Financial, Inc. --
      Class A                                              430           (8,841)
   Legg Mason, Inc.                                         90           (8,957)
   Eaton Vance Corp.                                       480          (11,981)
   Franklin Resources, Inc.                                150          (13,021)
   Federated Investors, Inc. -- Class B                    480          (15,120)
   SEI Investments Co.                                     350          (17,108)
   T. Rowe Price Group, Inc.                               560          (21,174)
   Charles Schwab Corp.                                  1,490          (23,810)
                                                                   ------------
   TOTAL CAPITAL MARKETS                                               (123,234)
                                                                   ------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   BANKS (1.3)%
   Mercantile Bankshares Corp.                              90     $     (3,210)
   Huntington Bancshares, Inc.                             150           (3,537)
   First Horizon National Corp.                             90           (3,618)
   Fifth Third Bancorp                                     180           (6,651)
   SunTrust Banks, Inc.                                    110           (8,389)
   National City Corp.                                     460          (16,648)
   MB Financial Corp.                                      670          (23,691)
   Wachovia Corp.                                          470          (25,418)
   Regions Financial Corp.                                 970          (32,126)
                                                                   ------------
   TOTAL BANKS                                                         (123,288)
                                                                   ------------
   REAL ESTATE (1.4)%
   Potlatch Corp.                                           50           (1,887)
   Rayonier, Inc.                                           70           (2,654)
   Vornado Realty Trust                                    140          (13,657)
   United Dominion Realty Trust, Inc.                      760          (21,288)
   Simon Property Group, Inc.                              380          (31,517)
   Public Storage, Inc.                                    750          (56,925)
                                                                   ------------
   TOTAL REAL ESTATE                                                   (127,928)
                                                                   ------------
TOTAL FINANCIALS                                                       (550,418)
                                                                   ------------
TOTAL COMMON STOCKS SOLD SHORT
   (Proceeds $2,553,834)                                             (2,471,800)
                                                                   ------------
TOTAL INVESTMENTS 69.3%
   (Cost $6,437,805)                                               $  6,480,427
                                                                   ============
OTHER ASSETS IN EXCESS OF LIABILITIES - 30.7%                      $  2,875,348
                                                                   ============
NET ASSETS - 100.0%                                                $  9,355,775

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                     CONTRACTS         (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
September 2006 U.S. 10-Year
   Treasury Note Index
   Futures Contracts
   (Aggregate Market Value
   of Contracts $733,797)                                    7           (4,225)
September 2006 S&P MidCap 400 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $692,190)                                    9           22,402
September 2006 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $895,825)                                   14           10,031
September 2006 Russell 2000(R) Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $652,140)                                    9            6,355
                                                                   ------------
(TOTAL AGGREGATE MARKET VALUE OF
   CONTRACTS $2,973,952)                                           $     34,563
                                                                   ============

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           GAIN
                                                     CONTRACTS         (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
September 2006 U.S. Dollar Index
   Futures Contracts
   (Aggregate Market Value
   of Contracts $933,900)                                   11     $      7,656
                                                                   ============

*     NON-INCOME PRODUCING SECURITY.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS SHORT SECURITY COLLATERAL AT JUNE 30, 2006.

      ADR--AMERICAN DEPOSITORY RECEIPT.

                                              See Notes to Financial Statements.


16 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
  HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 49.4%

FINANCIALS 9.5%
   INSURANCE 4.3%
   MetLife, Inc.                                           800     $     40,968
   Hartford Financial Services Group,
      Inc.                                                 390           32,994
   Chubb Corp.                                             610           30,439
   Genworth Financial, Inc. -- Class A                     750           26,130
   UnumProvident Corp.                                   1,310           23,750
   SAFECO Corp.                                            330           18,595
   Fidelity National Financial, Inc.                       450           17,527
   First American Corp.                                    320           13,526
   American Financial Group, Inc./OH                       280           12,012
   AmerUs Group Co.                                        170            9,954
   Aon Corp.                                               270            9,401
   Ohio Casualty Corp.                                     290            8,622
   Old Republic International Corp.                        350            7,480
   Horace Mann Educators Corp.                             330            5,594
                                                                   ------------
   TOTAL INSURANCE                                                      256,992
                                                                   ------------
   DIVERSIFIED FINANCIALS 1.5%
   J.P. Morgan Chase & Co.                               1,040           43,680
   CIT Group, Inc.                                         610           31,897
   Leucadia National Corp.                                 570           16,638
                                                                   ------------
   TOTAL DIVERSIFIED FINANCIALS                                          92,215
                                                                   ------------
   CAPITAL MARKETS 1.3%
   Lehman Brothers Holdings, Inc.                          550           35,833
   State Street Corp.                                      230           13,361
   E*Trade Financial Corp.*                                400            9,128
   A.G. Edwards, Inc.                                      140            7,745
   Raymond James Financial, Inc.                           190            5,751
   Jefferies Group, Inc.                                   180            5,333
   LaBranche & Co., Inc.*                                  190            2,301
                                                                   ------------
   TOTAL CAPITAL MARKETS                                                 79,452
                                                                   ------------
   THRIFTS & MORTGAGE FINANCE 1.1%
   Washington Mutual, Inc.                                 960           43,757
   Radian Group, Inc.                                      240           14,827
   IndyMac Bancorp, Inc.                                   140            6,419
   Sovereign Bancorp, Inc.                                  70            1,422
                                                                   ------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                      66,425
                                                                   ------------
   REAL ESTATE 1.0%
   Brookfield Asset Management,
      Inc. -- Class A                                      260           10,561
   Brookfield Properties Corp.                             240            7,721
   Liberty Property Trust                                  170            7,514
   AMB Property Corp.                                      130            6,571
   Forest City Enterprises, Inc. --
      Class A                                              130            6,488
   CB Richard Ellis Group, Inc. --
      Class A*                                             240            5,976
   The St. Joe Co.                                         100            4,654
   Jones Lang LaSalle, Inc.                                 50            4,378
   Trammell Crow Co.*                                       80            2,814
                                                                   ------------
   TOTAL REAL ESTATE                                                     56,677
                                                                   ------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   BANKS 0.2%
   FirstMerit Corp.                                        220     $      4,607
   SVB Financial Group*                                     90            4,091
                                                                   ------------
   TOTAL BANKS                                                            8,698
                                                                   ------------
   CONSUMER FINANCE 0.1%
   AmeriCredit Corp.*                                      240            6,701
                                                                   ------------
   TOTAL CONSUMER FINANCE                                                 6,701
                                                                   ------------
TOTAL FINANCIALS                                                        567,160
                                                                   ------------
INDUSTRIALS 6.9%
   ROAD & RAIL 1.8%
   Burlington Northern Santa Fe Corp.                      300           23,775
   Ryder System, Inc.                                      280           16,361
   Swift Transportation Co., Inc.*                         390           12,386
   YRC Worldwide, Inc.*                                    290           12,212
   Werner Enterprises, Inc.                                400            8,108
   Union Pacific Corp.                                      60            5,578
   Norfolk Southern Corp.                                  100            5,322
   Canadian National Railway Co.                           120            5,250
   CSX Corp.                                                70            4,931
   Canadian Pacific Railway Ltd.                            60            3,068
   Amerco, Inc.*                                            20            2,013
   Landstar System, Inc.                                    40            1,889
   Laidlaw International, Inc.                              70            1,764
   Con-way, Inc.                                            30            1,738
   Kansas City Southern*                                    60            1,662
   Knight Transportation, Inc.                              70            1,414
                                                                   ------------
   TOTAL ROAD & RAIL                                                    107,471
                                                                   ------------
   AEROSPACE & DEFENSE 1.0%
   Boeing Co.                                              350           28,669
   Northrop Grumman Corp.                                  440           28,186
   Precision Castparts Corp.                                60            3,586
                                                                   ------------
   TOTAL AEROSPACE & DEFENSE                                             60,441
                                                                   ------------
   CONSTRUCTION & ENGINEERING 0.9%
   Fluor Corp.                                             190           17,657
   Granite Construction, Inc.                              280           12,676
   Jacobs Engineering Group, Inc.*                          60            4,778
   Foster Wheeler, Ltd.*                                    80            3,456
   URS Corp.*                                               80            3,360
   Shaw Group, Inc.*                                       120            3,336
   Washington Group International,
      Inc.*                                                 50            2,667
   Chicago Bridge & Iron NV Co.                            110            2,657
   EMCOR Group, Inc.*                                       40            1,947
   Insituform Technologies, Inc. --
      Class A*                                              70            1,602
   Quanta Services, Inc.*                                   80            1,386
                                                                   ------------
   TOTAL CONSTRUCTION & ENGINEERING                                      55,522
                                                                   ------------
   INDUSTRIAL CONGLOMERATES 0.7%
   Tyco International Ltd.                               1,110           30,525
   McDermott International, Inc.*                          120            5,456
   Teleflex, Inc.                                           90            4,862
   Sequa Corp. -- Class A*                                  40            3,260
                                                                   ------------
   TOTAL INDUSTRIAL CONGLOMERATES                                        44,103
                                                                   ------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
  HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   ELECTRICAL EQUIPMENT 0.7%
   Emerson Electric Co.                                     90     $      7,543
   ABB Ltd. -- SP ADR                                      570            7,387
   Rockwell Automation, Inc.                                60            4,321
   Cooper Industries Ltd. -- Class A                        40            3,717
   Roper Industries, Inc.                                   60            2,805
   Hubbell, Inc. -- Class B                                 50            2,382
   AMETEK, Inc.                                             50            2,369
   Thomas & Betts Corp.*                                    40            2,052
   Acuity Brands, Inc.                                      40            1,556
   Energy Conversion Devices, Inc.*                         40            1,457
   General Cable Corp.*                                     40            1,400
   A.O. Smith Corp.                                         30            1,391
   Regal-Beloit Corp.                                       30            1,325
                                                                   ------------
   TOTAL ELECTRICAL EQUIPMENT                                            39,705
                                                                   ------------
   MACHINERY 0.7%
   Eaton Corp.                                             270           20,358
   Timken Co.                                              200            6,702
   Flowserve Corp.*                                        110            6,259
   Trinity Industries, Inc.                                150            6,060
                                                                   ------------
   TOTAL MACHINERY                                                       39,379
                                                                   ------------
   TRADING COMPANIES & DISTRIBUTORS 0.4%
   W.W. Grainger, Inc.                                      90            6,771
   WESCO International, Inc.*                               70            4,673
   Watsco, Inc.                                             50            2,991
   UAP Holding Corp.                                       130            2,835
   Applied Industrial Technologies,
      Inc.                                                 100            2,431
   Beacon Roofing Supply, Inc.*                            100            2,201
                                                                   ------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                                21,902
                                                                   ------------
   AIRLINES 0.3%
   Southwest Airlines Co.                                  830           13,587
   Alaska Air Group, Inc.*                                 200            7,884
                                                                   ------------
   TOTAL AIRLINES                                                        21,471
                                                                   ------------
   COMMERCIAL SERVICES & SUPPLIES 0.3%
   Robert Half International, Inc.                         250           10,500
   Cendant Corp.                                           340            5,539
   Korn/Ferry International, Inc.*                         170            3,330
                                                                   ------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                  19,369
                                                                   ------------
   BUILDING PRODUCTS 0.1%
   Masco Corp.                                             160            4,742
                                                                   ------------
   TOTAL BUILDING PRODUCTS                                                4,742
                                                                   ------------
TOTAL INDUSTRIALS                                                       414,105
                                                                   ------------
INFORMATION TECHNOLOGY 6.1%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.6%
   Intel Corp.                                           1,510           28,614
   Nvidia Corp.*                                           740           15,755
   LSI Logic Corp.*                                      1,380           12,351
   Advanced Micro Devices, Inc.*                           440           10,745
   KLA-Tencor Corp.                                        230            9,561
   Lam Research Corp.*                                     180            8,392
   Intersil Corp. -- Class A                               250            5,812
   International Rectifier Corp.*                          110            4,299

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   Semtech Corp.*                                          230     $      3,324
                                                                   ------------
   TOTAL SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT                                                          98,853
                                                                   ------------
   COMMUNICATIONS EQUIPMENT 1.6%
   Corning, Inc.*                                        1,710           41,365
   Motorola, Inc.                                        1,120           22,568
   ADC Telecommunications, Inc.*                           520            8,767
   Tellabs, Inc.*                                          610            8,119
   JDS Uniphase Corp.*                                   2,720            6,881
   Powerwave Technologies, Inc.*                           380            3,466
   Dycom Industries, Inc.*                                 140            2,981
                                                                   ------------
   TOTAL COMMUNICATIONS EQUIPMENT                                        94,147
                                                                   ------------
   COMPUTERS & PERIPHERALS 0.7%
   Apple Computer, Inc.*                                   390           22,277
   SanDisk Corp.*                                          190            9,686
   Western Digital Corp.*                                  360            7,132
   Imation Corp.                                           140            5,747
                                                                   ------------
   TOTAL COMPUTERS & PERIPHERALS                                         44,842
                                                                   ------------
   IT CONSULTING & SERVICES 0.7%
   Computer Sciences Corp.*                                260           12,595
   Sabre Holdings Corp.                                    380            8,360
   Convergys Corp.*                                        420            8,190
   CheckFree Corp.*                                        140            6,938
   BISYS Group, Inc.*                                      450            6,165
                                                                   ------------
   TOTAL IT CONSULTING & SERVICES                                        42,248
                                                                   ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.6%
   Avnet, Inc.*                                            620           12,412
   Arrow Electronics, Inc.*                                280            9,016
   Tech Data Corp.*                                        190            7,279
   Sanmina-SCI Corp.*                                    1,330            6,118
                                                                   ------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              34,825
                                                                   ------------
   SOFTWARE 0.4%
   Novell, Inc.*                                         1,870           12,398
   Activision, Inc.*                                       530            6,031
   Parametric Technology Corp.*                            290            3,686
                                                                   ------------
   TOTAL SOFTWARE                                                        22,115
                                                                   ------------
   OFFICE ELECTRONICS 0.3%
   Xerox Corp.*                                          1,230           17,109
                                                                   ------------
   TOTAL OFFICE ELECTRONICS                                              17,109
                                                                   ------------
   INTERNET SOFTWARE & SERVICES 0.2%
   Yahoo!, Inc.*                                           300            9,900
                                                                   ------------
   TOTAL INTERNET SOFTWARE & SERVICES                                     9,900
                                                                   ------------
TOTAL INFORMATION TECHNOLOGY                                            364,039
                                                                   ------------
CONSUMER STAPLES 5.3%
   FOOD PRODUCTS 2.2%
   Archer-Daniels-Midland Co.                            1,220           50,362
   General Mills, Inc.                                     610           31,513
   ConAgra Foods, Inc.                                   1,090           24,100
   Hormel Foods Corp.                                      300           11,142
   Tyson Foods, Inc. -- Class A                            550            8,173
   Tootsie Roll Industries, Inc.                           210            6,117
                                                                   ------------
   TOTAL FOOD PRODUCTS                                                  131,407
                                                                   ------------

                                              See Notes to Financial Statements.


18 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
  HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   FOOD & DRUG RETAILING 1.2%
   Kroger Co.                                            1,370     $     29,948
   Safeway, Inc.                                           640           16,640
   Supervalu, Inc.                                         490           15,043
   BJ's Wholesale Club, Inc.*                              230            6,521
   CVS Corp.                                               170            5,219
                                                                   ------------
   TOTAL FOOD & DRUG RETAILING                                           73,371
                                                                   ------------
   TOBACCO 0.7%
   Reynolds American, Inc.                                 360           41,508
                                                                   ------------
   TOTAL TOBACCO                                                         41,508
                                                                   ------------
   BEVERAGES 0.7%
   Coca-Cola Enterprises, Inc.                           1,070           21,796
   Pepsi Bottling Group, Inc.                              590           18,968
                                                                   ------------
   TOTAL BEVERAGES                                                       40,764
                                                                   ------------
   PERSONAL PRODUCTS 0.5%
   Estee Lauder Cos., Inc. -- Class A                      230            8,894
   Alberto-Culver Co. -- Class B                           150            7,308
   Herbalife Ltd.*                                         130            5,187
   NBTY, Inc.*                                             160            3,826
   Nu Skin Enterprises, Inc.                               210            3,118
                                                                   ------------
   TOTAL PERSONAL PRODUCTS                                               28,333
                                                                   ------------
TOTAL CONSUMER STAPLES                                                  315,383
                                                                   ------------
CONSUMER DISCRETIONARY 5.2%
   HOUSEHOLD DURABLES 1.0%
   Lennar Corp. -- Class A                                 430           19,079
   Mohawk Industries, Inc.*                                160           11,256
   D.R. Horton, Inc.                                       270            6,431
   American Greetings Corp. --
      Class A                                              290            6,093
   Whirlpool Corp.                                          60            4,959
   Ryland Group, Inc.                                       80            3,486
   Blyth, Inc.                                             140            2,584
   Pulte Homes, Inc.                                        50            1,439
   Toll Brothers, Inc.*                                     50            1,279
   KB Home                                                  20              917
                                                                   ------------
   TOTAL HOUSEHOLD DURABLES                                              57,523
                                                                   ------------
   MEDIA 0.9%
   Gannett Co., Inc.                                       380           21,253
   Scholastic Corp.*                                       210            5,454
   Comcast Corp. -- Class A*                                90            2,947
   News Corp. -- Class A                                   150            2,877
   The Walt Disney Co.                                      90            2,700
   Westwood One, Inc.                                      300            2,250
   Vivendi SA -- SP ADR                                     60            2,095
   Viacom, Inc. - Class B*                                  50            1,792
   Omnicom Group, Inc.                                      20            1,782
   DIRECTV Group, Inc.*                                    100            1,650
   CBS Corporation                                          60            1,623
   Clear Channel Communications,
      Inc.                                                  50            1,547
   EchoStar Communications Corp.*                           40            1,232
   WPP Group PLC -- SP ADR                                  20            1,206

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   Liberty Media Holding Corp. --
      Capital*                                              10     $        838
                                                                   ------------
   TOTAL MEDIA                                                           51,246
                                                                   ------------
   MULTILINE RETAIL 0.8%
   Federated Department Stores, Inc.                       650           23,790
   J.C. Penney Holding Co., Inc.                           180           12,152
   Dillard's, Inc. -- Class A                              310            9,873
   Nordstrom, Inc.                                          60            2,190
                                                                   ------------
   TOTAL MULTILINE RETAIL                                                48,005
                                                                   ------------
   SPECIALTY RETAIL 0.8%
   AutoNation, Inc.*                                       580           12,435
   Circuit City Stores, Inc.                               390           10,616
   American Eagle Outfitters, Inc.                         200            6,808
   AnnTaylor Stores Corp.*                                 100            4,338
   Aeropostale, Inc.*                                      130            3,756
   Payless Shoesource, Inc.*                               130            3,532
   Claire's Stores, Inc.                                   120            3,061
   Pier 1 Imports, Inc.                                    270            1,885
   Chico's FAS, Inc.*                                       50            1,349
                                                                   ------------
   TOTAL SPECIALTY RETAIL                                                47,780
                                                                   ------------
   AUTO COMPONENTS 0.7%
   Modine Manufacturing Co.                                290            6,775
   Goodyear Tire & Rubber Co.*                             530            5,883
   Dana Corp.                                            1,900            5,016
   Magna International, Inc. -- Class A                     60            4,318
   Autoliv, Inc.                                            60            3,394
   BorgWarner, Inc.                                         50            3,255
   Tenneco Automotive, Inc.*                                70            1,820
   TRW Automotive Holdings Corp.*                           60            1,637
   Visteon Corp.*                                          220            1,586
   American Axle & Manufacturing
      Holdings, Inc.                                        90            1,540
   LKQ Corp.*                                               80            1,520
   Delphi Corp.*                                           880            1,496
   Ballard Power Systems, Inc.*                            200            1,170
                                                                   ------------
   TOTAL AUTO COMPONENTS                                                 39,410
                                                                   ------------
   HOTELS, RESTAURANTS & LEISURE 0.4%
   Krispy Kreme Doughnuts, Inc.*                           730            5,942
   Wendy's International, Inc.                             100            5,829
   Darden Restaurants, Inc.                                140            5,516
   GTECH Holdings Corp.                                    140            4,869
                                                                   ------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                   22,156
                                                                   ------------
   TEXTILES & APPAREL 0.3%
   VF Corp.                                                220           14,942
   Polo Ralph Lauren Corp.                                  90            4,941
                                                                   ------------
   TOTAL TEXTILES & APPAREL                                              19,883
                                                                   ------------
   LEISURE EQUIPMENT & PRODUCTS 0.2%
   Brunswick Corp.                                         270            8,978
   Callaway Golf Co.                                       360            4,676
                                                                   ------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                    13,654
                                                                   ------------
   AUTOMOBILES 0.1%
   Ford Motor Co.                                        1,360            9,425
                                                                   ------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
  HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   TOTAL AUTOMOBILES                                               $      9,425
                                                                   ------------
TOTAL CONSUMER DISCRETIONARY                                            309,082
                                                                   ------------
HEALTH CARE 5.0%
   HEALTH CARE PROVIDERS & SERVICES 3.2%
   WellPoint, Inc.*                                        480           34,930
   HCA, Inc.                                               690           29,773
   Coventry Health Care, Inc.*                             430           23,624
   Community Health Systems, Inc.*                         620           22,785
   Express Scripts, Inc.*                                  220           15,783
   Triad Hospitals, Inc.*                                  330           13,061
   Health Net, Inc.*                                       280           12,648
   Humana, Inc.*                                           220           11,814
   Health Management Associates,
      Inc. -- Class A                                      530           10,446
   Omnicare, Inc.                                          170            8,061
   LifePoint Hospitals, Inc.*                              220            7,069
   Apria Healthcare Group, Inc.*                           220            4,158
                                                                   ------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                               194,152
                                                                   ------------
   PHARMACEUTICALS 0.7%
   King Pharmaceuticals, Inc.*                           1,020           17,340
   Barr Pharmaceuticals, Inc.*                             220           10,492
   Watson Pharmaceuticals, Inc.*                           450           10,476
   Valeant Pharmaceuticals
      International                                        360            6,091
                                                                   ------------
   TOTAL PHARMACEUTICALS                                                 44,399
                                                                   ------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.7%
   Fisher Scientific International, Inc.*                  300           21,915
   Intuitive Surgical, Inc.*                               170           20,055
                                                                   ------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                41,970
                                                                   ------------
   BIOTECHNOLOGY 0.4%
   Biogen Idec, Inc.*                                      460           21,312
                                                                   ------------
   TOTAL BIOTECHNOLOGY                                                   21,312
                                                                   ------------
TOTAL HEALTH CARE                                                       301,833
                                                                   ------------
ENERGY 4.0%
   OIL & GAS 2.3%
   Chevron Corp.                                           860           53,371
   Devon Energy Corp.                                      380           22,956
   Apache Corp.                                            300           20,475
   Peabody Energy Corp.                                    360           20,070
   ConocoPhillips                                          170           11,140
   Pogo Producing Co.                                      150            6,915
   Overseas Shipholding Group, Inc.                         40            2,366
                                                                   ------------
   TOTAL OIL & GAS                                                      137,293
                                                                   ------------
   ENERGY EQUIPMENT & SERVICES 1.7%
   Transocean, Inc.*                                       370           29,718
   Patterson-UTI Energy, Inc.                              430           12,173
   Pride International, Inc.*                              340           10,618
   Rowan Cos., Inc.                                        250            8,897
   Helmerich & Payne, Inc.                                 110            6,629
   Grant Prideco, Inc.*                                    110            4,923
   Baker Hughes, Inc.                                       60            4,911
   GlobalSantaFe Corp.                                      60            3,465
   Diamond Offshore Drilling, Inc.                          40            3,357

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   BJ Services Co.                                          80     $      2,981
   Noble Corp.                                              40            2,977
   Smith International, Inc.                                60            2,668
   ENSCO International, Inc.                                50            2,301
   Precision Drilling Trust                                 60            1,992
   Nabors Industries Ltd.*                                  40            1,352
   Tenaris SA -- SP ADR                                     30            1,215
                                                                   ------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                    100,177
                                                                   ------------
TOTAL ENERGY                                                            237,470
                                                                   ------------
UTILITIES 2.7%
   MULTI-UTILITIES 1.2%
   AES Corp.*                                              560           10,332
   Xcel Energy, Inc.                                       510            9,782
   DTE Energy Co.                                          230            9,370
   MDU Resources Group, Inc.                               210            7,688
   Energy East Corp.                                       270            6,461
   Dynegy, Inc. -- Class A*                              1,020            5,579
   Constellation Energy Group, Inc.                         80            4,361
   Mirant Corp.*                                           150            4,020
   Wisconsin Energy Corp.                                   90            3,627
   NRG Energy, Inc.*                                        70            3,373
   TECO Energy, Inc.                                       170            2,540
   Ormat Technologies, Inc.                                 40            1,526
                                                                   ------------
   TOTAL MULTI-UTILITIES                                                 68,659
                                                                   ------------
   ELECTRIC UTILITIES 1.0%
   Edison International                                    350           13,650
   American Electric Power Co., Inc.                       380           13,015
   Pepco Holdings, Inc.                                    460           10,847
   Pinnacle West Capital Corp.                             170            6,785
   TXU Corp.                                               110            6,577
   Westar Energy, Inc.                                     220            4,631
   Sierra Pacific Resources*                               270            3,780
   Black Hills Corp.                                        40            1,373
                                                                   ------------
   TOTAL ELECTRIC UTILITIES                                              60,658
                                                                   ------------
   GAS UTILITIES 0.5%
   Questar Corp.                                           100            8,049
   Oneok, Inc.                                              70            2,383
   Energen Corp.                                            60            2,305
   AGL Resources, Inc.                                      60            2,287
   Southern Union, Co.                                      80            2,165
   National Fuel Gas Co.                                    60            2,108
   Atmos Energy Corp.                                       70            1,954
   Nicor, Inc.                                              40            1,660
   UGI Corp.                                                60            1,477
   WGL Holdings, Inc.                                       50            1,447
   New Jersey Resources Corp.                               30            1,403
   Southwest Gas Corp.                                      40            1,254
   Piedmont Natural Gas Co.                                 50            1,215
                                                                   ------------
   TOTAL GAS UTILITIES                                                   29,707
                                                                   ------------
TOTAL UTILITIES                                                         159,024
                                                                   ------------
TELECOMMUNICATION SERVICES 2.4%
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.9%
   AT&T, Inc.                                            1,930           53,828

                                              See Notes to Financial Statements.


20 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
  HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   Verizon Communications, Inc.                          1,440     $     48,225
   CenturyTel, Inc.                                        280           10,402
                                                                   ------------
   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                         112,455
                                                                   ------------
   WIRELESS TELECOMMUNICATION SERVICES 0.5%
   Alltel Corp.                                            370           23,617
   Telephone & Data Systems, Inc.                          150            6,210
                                                                   ------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                             29,827
                                                                   ------------
TOTAL TELECOMMUNICATION SERVICES                                        142,282
                                                                   ------------
MATERIALS 2.3%
   METALS & MINING 1.4%
   Allegheny Technologies, Inc.                            190           13,156
   United States Steel Corp.                               150           10,518
   Freeport-McMoRan Copper &
      Gold, Inc. -- Class B                                160            8,866
   BHP Billiton Ltd. -- SP ADR                             160            6,891
   Rio Tinto PLC -- SP ADR                                  30            6,291
   Steel Dynamics, Inc.                                     70            4,602
   Companhia Vale do Rio Doce --
      SP ADR                                               180            4,327
   POSCO -- SP ADR                                          50            3,345
   Alcoa, Inc.                                             100            3,236
   Falconbridge Ltd.                                        60            3,171
   Nucor Corp.                                              50            2,712
   Newmont Mining Corp.                                     50            2,646
   Anglo American PLC -- ADR                               120            2,453
   Mittal Steel NV Co. -- Class A                           80            2,441
   Barrick Gold Corp.                                       80            2,368
   Alcan, Inc.                                              50            2,347
   AngloGold Ashanti Ltd. -- SP ADR                         40            1,925
   Phelps Dodge Corp.                                       10              822
                                                                   ------------
   TOTAL METALS & MINING                                                 82,117
                                                                   ------------
   CHEMICALS 0.8%
   Dow Chemical Co.                                        580           22,637
   Lyondell Chemical Co.                                   660           14,956
   Eastman Chemical Co.                                    100            5,400
   Airgas, Inc.                                            120            4,470
   Olin Corp.                                              140            2,510
   Sensient Technologies Corp.                              10              209
                                                                   ------------
   TOTAL CHEMICALS                                                       50,182
                                                                   ------------
   PAPER & FOREST PRODUCTS 0.1%
   Louisiana-Pacific Corp.                                 240            5,256
   Bowater, Inc.                                            50            1,137
                                                                   ------------
   TOTAL PAPER & FOREST PRODUCTS                                          6,393
                                                                   ------------
TOTAL MATERIALS                                                         138,692
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $2,958,362)                                                  2,949,070
                                                                   ------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 49.0%
Repurchase Agreement (Note 6)
   5.17% due 07/03/06                              $   459,652     $    459,652
   4.55% due 07/03/06+                               1,108,699        1,108,699
   4.44% due 07/03/06                                  615,026          615,026
   4.40% due 07/03/06                                  410,017          410,017
   4.10% due 07/03/06                                  328,014          328,014
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,921,408)                                                  2,921,408
                                                                   ------------
TOTAL LONG SECURITIES 98.4%
   (Cost $5,879,770)                                                  5,870,478
                                                                   ------------

                                                        SHARES
                                                   -----------

COMMON STOCKS SOLD SHORT (42.3)%

MATERIALS (1.6)%
   CONSTRUCTION MATERIALS (0.1)%
   Martin Marietta Materials, Inc.                          69           (6,289)
                                                                   ------------
   TOTAL CONSTRUCTION MATERIALS                                          (6,289)
                                                                   ------------
   CONTAINERS & PACKAGING (0.3)%
   Temple-Inland, Inc.                                      70           (3,001)
   Pactiv Corp.*                                           500          (12,375)
                                                                   ------------
   TOTAL CONTAINERS & PACKAGING                                         (15,376)
                                                                   ------------
   PAPER & FOREST PRODUCTS (0.3)%
   MeadWestvaco Corp.                                      270           (7,541)
   Weyerhaeuser Co.                                        210          (13,073)
                                                                   ------------
   TOTAL PAPER & FOREST PRODUCTS                                        (20,614)
                                                                   ------------
   CHEMICALS (0.9)%
   Valspar Corp.                                            90           (2,377)
   Scotts Miracle-Gro Co. -- Class A                        60           (2,539)
   PPG Industries, Inc.                                     70           (4,620)
   Chemtura Corp.                                          520           (4,857)
   E.I. du Pont de Nemours and Co.                         209           (8,694)
   Hercules, Inc.*                                         570           (8,698)
   Ecolab, Inc.                                            520          (21,102)
                                                                   ------------
   TOTAL CHEMICALS                                                      (52,887)
                                                                   ------------
TOTAL MATERIALS                                                         (95,166)
                                                                   ------------
UTILITIES (1.8)%
   WATER UTILITIES (0.1)%
   Aqua America, Inc.                                      300           (6,837)
                                                                   ------------
   TOTAL WATER UTILITIES                                                 (6,837)
                                                                   ------------
   GAS UTILITIES (0.3)%
   Peoples Energy Corp.                                     10             (359)
   Equitable Resources, Inc.                               460          (15,410)
                                                                   ------------
   TOTAL GAS UTILITIES                                                  (15,769)
                                                                   ------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
  HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   MULTI-UTILITIES (0.3)%
   NSTAR                                                   110     $     (3,146)
   NiSource, Inc.                                          189           (4,128)
   KeySpan Corp.                                           220           (8,888)
                                                                   ------------
   TOTAL MULTI-UTILITIES                                                (16,162)
                                                                   ------------
   ELECTRIC UTILITIES (1.1)%
   Allegheny Energy, Inc.*                                 130           (4,819)
   PPL Corp.                                               199           (6,428)
   DPL, Inc.                                               270           (7,236)
   Exelon Corp.                                            850          (48,305)
                                                                   ------------
   TOTAL ELECTRIC UTILITIES                                             (66,788)
                                                                   ------------
TOTAL UTILITIES                                                        (105,556)
                                                                   ------------
ENERGY (3.7)%
   OIL & GAS (1.8)%
   Southwestern Energy Co.*                                219           (6,824)
   Arch Coal, Inc.                                         180           (7,627)
   Newfield Exploration Co.*                               179           (8,760)
   Murphy Oil Corp.                                        199          (11,116)
   Quicksilver Resources, Inc.*                            480          (17,669)
   El Paso Corp.                                         1,829          (27,435)
   Kinder Morgan, Inc.                                     310          (30,966)
                                                                   ------------
   TOTAL OIL & GAS                                                     (110,397)
                                                                   ------------
   ENERGY EQUIPMENT & SERVICES (1.9)%
   FMC Technologies, Inc.*                                 290          (19,564)
   Schlumberger Ltd.                                       340          (22,137)
   Weatherford International Ltd.*                         649          (32,203)
   Halliburton Co.                                         499          (37,031)
                                                                   ------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                   (110,935)
                                                                   ------------
TOTAL ENERGY                                                           (221,332)
                                                                   ------------
INDUSTRIALS (4.0)%
   ELECTRICAL EQUIPMENT 0.0%
   American Power Conversion Corp.                          90           (1,754)
                                                                   ------------
   TOTAL ELECTRICAL EQUIPMENT                                            (1,754)
                                                                   ------------
   ROAD & RAIL 0.0%
   J.B. Hunt Transport Services, Inc.                      100           (2,491)
                                                                   ------------
   TOTAL ROAD & RAIL                                                     (2,491)
                                                                   ------------
   AIRLINES (0.2)%
   JetBlue Airways Corp.*                                  349           (4,237)
   AirTran Holdings, Inc.*                                 430           (6,390)
                                                                   ------------
   TOTAL AIRLINES                                                       (10,627)
                                                                   ------------
   AEROSPACE & DEFENSE (0.4)%
   United Technologies Corp.                               327          (20,738)
                                                                   ------------
   TOTAL AEROSPACE & DEFENSE                                            (20,738)
                                                                   ------------
   TRADING COMPANIES & DISTRIBUTORS (0.5)%
   GATX Corp.                                               69           (2,933)
   United Rentals, Inc.*                                   108           (3,454)
   MSC Industrial Direct Co. --
      Class A                                               79           (3,758)
   Fastenal Co.                                            498          (20,064)
                                                                   ------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                               (30,209)
                                                                   ------------
   MACHINERY (0.5)%
   Tecumseh Products Co. -- Class A*                        70           (1,344)

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   Joy Global, Inc.                                         60     $     (3,125)
   ITT Industries, Inc.                                    149           (7,376)
   Ingersoll-Rand Co. -- Class A                           208           (8,898)
   SPX Corp.                                               180          (10,071)
                                                                   ------------
   TOTAL MACHINERY                                                      (30,814)
                                                                   ------------
   AIR FREIGHT & COURIERS (0.8)%
   Expeditors International
      Washington, Inc.                                     360          (20,164)
   CH Robinson Worldwide, Inc.                             530          (28,249)
                                                                   ------------
   TOTAL AIR FREIGHT & COURIERS                                         (48,413)
                                                                   ------------
   COMMERCIAL SERVICES & SUPPLIES (1.6)%
   Navigant Consulting, Inc.*                              130           (2,944)
   Monster Worldwide, Inc.*                                 70           (2,986)
   Deluxe Corp.                                            340           (5,943)
   Herman Miller, Inc.                                     430          (11,081)
   Avery Dennison Corp.                                    210          (12,193)
   Cintas Corp.                                            330          (13,121)
   Pitney Bowes, Inc.                                      370          (15,281)
   Stericycle, Inc.*                                       240          (15,624)
   Corporate Executive Board Co.                           170          (17,034)
                                                                   ------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 (96,207)
                                                                   ------------
TOTAL INDUSTRIALS                                                      (241,253)
                                                                   ------------
CONSUMER DISCRETIONARY (4.5)%
   MULTILINE RETAIL (0.1)%
   Big Lots, Inc.*                                         260           (4,441)
                                                                   ------------
   TOTAL MULTILINE RETAIL                                                (4,441)
                                                                   ------------
   LEISURE EQUIPMENT & PRODUCTS (0.1)%
   Mattel, Inc.                                            460           (7,595)
                                                                   ------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                    (7,595)
                                                                   ------------
   HOUSEHOLD DURABLES (0.2)%
   Harman International Industries,
      Inc.                                                 120          (10,244)
                                                                   ------------
   TOTAL HOUSEHOLD DURABLES                                             (10,244)
                                                                   ------------
   AUTO COMPONENTS (0.2)%
   Gentex Corp.                                             60             (840)
   Lear Corp.                                               40             (889)
   ArvinMeritor, Inc.                                       80           (1,375)
   Cooper Tire & Rubber Co.                                220           (2,451)
   Johnson Controls, Inc.                                   70           (5,755)
                                                                   ------------
   TOTAL AUTO COMPONENTS                                                (11,310)
                                                                   ------------
   AUTOMOBILES (0.3)%
   Thor Industries, Inc.                                    70           (3,391)
   General Motors Corp.                                    500          (14,895)
                                                                   ------------
   TOTAL AUTOMOBILES                                                    (18,286)
                                                                   ------------
   INTERNET & CATALOG RETAIL (0.3)%
   Amazon.com, Inc.*                                       500          (19,340)
                                                                   ------------
   TOTAL INTERNET & CATALOG RETAIL                                      (19,340)
                                                                   ------------
   TEXTILES & APPAREL (0.4)%
   Timberland Co. -- Class A*                              100           (2,610)
   Coach, Inc.*                                            729          (21,797)
                                                                   ------------
   TOTAL TEXTILES & APPAREL                                             (24,407)
                                                                   ------------

                                              See Notes to Financial Statements.


22 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
  HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   SPECIALTY RETAIL (0.6)%
   O'Reilly Automotive, Inc.*                              130     $     (4,055)
   OfficeMax, Inc.                                         130           (5,297)
   Urban Outfitters, Inc.*                                 340           (5,947)
   Office Depot, Inc.*                                     200           (7,600)
   CarMax, Inc.*                                           250           (8,865)
                                                                   ------------
   TOTAL SPECIALTY RETAIL                                               (31,764)
                                                                   ------------
   COMMERCIAL SERVICES & SUPPLIES (0.6)%
   DeVry, Inc.*                                            170           (3,735)
   ITT Educational Services, Inc.*                          60           (3,949)
   Sotheby's Holdings, Inc. -- Class A*                    210           (5,512)
   Apollo Group, Inc. -- Class A*                          130           (6,717)
   H&R Block, Inc.                                         619          (14,769)
                                                                   ------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 (34,682)
                                                                   ------------
   HOTELS, RESTAURANTS & LEISURE (0.8)%
   Cheesecake Factory, Inc.*                               230           (6,198)
   International Game Technology, Inc.                     220           (8,347)
   Harrah's Entertainment, Inc.                            140           (9,965)
   Starbucks Corp.*                                        650          (24,544)
                                                                   ------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                  (49,054)
                                                                   ------------
   MEDIA (0.9)%
   Reader's Digest Association, Inc.                       240           (3,350)
   McGraw-Hill Cos., Inc.                                  150           (7,535)
   Dow Jones & Co., Inc.                                   220           (7,702)
   Interpublic Group of Cos., Inc.*                      1,610          (13,444)
   Time Warner, Inc.                                     1,310          (22,663)
                                                                   ------------
   TOTAL MEDIA                                                          (54,694)
                                                                   ------------
TOTAL CONSUMER DISCRETIONARY                                           (265,817)
                                                                   ------------
CONSUMER STAPLES (4.6)%
   PERSONAL PRODUCTS 0.0%
   Avon Products, Inc.                                      50           (1,550)
                                                                   ------------
   TOTAL PERSONAL PRODUCTS                                               (1,550)
                                                                   ------------
   TOBACCO (0.1)%
   Universal Corp./ VA                                     240           (8,933)
                                                                   ------------
   TOTAL TOBACCO                                                         (8,933)
                                                                   ------------
   FOOD & DRUG RETAILING (0.9)%
   Whole Foods Market, Inc.                                800          (51,712)
                                                                   ------------
   TOTAL FOOD & DRUG RETAILING                                          (51,712)
                                                                   ------------
   BEVERAGES (1.0)%
   Constellation Brands, Inc. --
      Class A*                                             389           (9,725)
   Molson Coors Brewing Co. --
      Class B                                              330          (22,400)
   Brown-Forman Corp. -- Class B                           350          (25,092)
                                                                   ------------
   TOTAL BEVERAGES                                                      (57,217)
                                                                   ------------
   FOOD PRODUCTS (2.6)%
   J.M. Smucker Co.                                        150           (6,705)
   McCormick & Co., Inc.                                   850          (28,518)
   Sara Lee Corp.                                        1,919          (30,742)
   Hershey Co.                                           1,600          (88,112)
                                                                   ------------
   TOTAL FOOD PRODUCTS                                                 (154,077)
                                                                   ------------
TOTAL CONSUMER STAPLES                                                 (273,489)
                                                                   ------------

                                                                     UNREALIZED
                                                                           LOSS
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------
HEALTH CARE (4.9)%
   HEALTH CARE EQUIPMENT & SUPPLIES (0.6)%
   Advanced Medical Optics, Inc.*                          160     $     (8,112)
   Varian Medical Systems, Inc.*                           280          (13,258)
   Boston Scientific Corp.*                                859          (14,466)
                                                                   ------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               (35,836)
                                                                   ------------
   HEALTH CARE PROVIDERS & SERVICES (1.2)%
   Tenet Healthcare Corp.*                                 528           (3,685)
   Patterson Cos., Inc.*                                   169           (5,903)
   AmerisourceBergen Corp.                                 169           (7,085)
   Quest Diagnostics, Inc.                                 159           (9,527)
   Aetna, Inc.                                             279          (11,141)
   CIGNA Corp.                                             140          (13,791)
   UnitedHealth Group, Inc.                                419          (18,763)
                                                                   ------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                               (69,895)
                                                                   ------------
   BIOTECHNOLOGY (1.3)%
   Martek Biosciences Corp.*                                80           (2,316)
   PDL BioPharma, Inc.*                                    360           (6,627)
   Vertex Pharmaceuticals, Inc.*                           310          (11,380)
   Gilead Sciences, Inc.*                                  480          (28,397)
   Medimmune, Inc.*                                      1,170          (31,707)
                                                                   ------------
   TOTAL BIOTECHNOLOGY                                                  (80,427)
                                                                   ------------
   PHARMACEUTICALS (1.8)%
   Perrigo Co.                                             320           (5,152)
   Allergan, Inc.                                          210          (22,525)
   Sepracor, Inc.*                                         430          (24,570)
   Pfizer, Inc.                                          2,349          (55,131)
                                                                   ------------
   TOTAL PHARMACEUTICALS                                               (107,378)
                                                                   ------------
TOTAL HEALTH CARE                                                      (293,536)
                                                                   ------------
INFORMATION TECHNOLOGY (8.5)%
   ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4)%
   Symbol Technologies, Inc.                               339           (3,658)
   KEMET Corp.*                                            500           (4,610)
   Plexus Corp.*                                           170           (5,815)
   National Instruments Corp.                              420          (11,508)
                                                                   ------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             (25,591)
                                                                   ------------
   SOFTWARE (0.8)%
   Mercury Interactive Corp.*                              110           (3,847)
   Advent Software, Inc.*                                  170           (6,132)
   Adobe Systems, Inc.*                                    249           (7,559)
   Symantec Corp.*                                         568           (8,827)
   Electronic Arts, Inc.*                                  440          (18,937)
                                                                   ------------
   TOTAL SOFTWARE                                                       (45,302)
                                                                   ------------
   COMMUNICATIONS EQUIPMENT (1.6)%
   Utstarcom, Inc.*                                      1,059           (8,250)
   Ciena Corp.*                                          2,070           (9,957)
   F5 Networks, Inc.*                                      220          (11,765)
   Qualcomm, Inc.                                        1,550          (62,108)
                                                                   ------------
   TOTAL COMMUNICATIONS EQUIPMENT                                       (92,080)
                                                                   ------------
   COMPUTERS & PERIPHERALS (1.7)%
   Diebold, Inc.                                            90           (3,656)
   Lexmark International, Inc.*                            110           (6,141)

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2006
--------------------------------------------------------------------------------
  HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   Dell, Inc.*                                             638     $    (15,574)
   Sun Microsystems, Inc.*                               5,077          (21,070)
   International Business Machines
      Corp.                                                309          (23,737)
   Network Appliance, Inc.*                                860          (30,358)
                                                                   ------------
   TOTAL COMPUTERS & PERIPHERALS                                       (100,536)
                                                                   ------------
   IT CONSULTING & SERVICES (1.7)%
   SRA International, Inc. -- Class A*                      90           (2,397)
   Unisys Corp.*                                         1,379           (8,660)
   Gartner, Inc. -- Class A*                               830          (11,786)
   Electronic Data Systems Corp.                           829          (19,946)
   Cognizant Technology Solutions
      Corp. -- Class A*                                    400          (26,948)
   Paychex, Inc.                                           850          (33,133)
                                                                   ------------
   TOTAL IT CONSULTING & SERVICES                                      (102,870)
                                                                   ------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT (2.3)%
   Lattice Semiconductor Corp.*                            780           (4,821)
   RF Micro Devices, Inc.*                                 929           (5,546)
   Silicon Laboratories, Inc.*                             160           (5,624)
   Cypress Semiconductor Corp.*                            510           (7,416)
   Teradyne, Inc.*                                         640           (8,915)
   PMC - Sierra, Inc.*                                   1,050           (9,870)
   Analog Devices, Inc.                                    580          (18,641)
   Xilinx, Inc.                                            919          (20,815)
   Applied Materials, Inc.                               1,739          (28,311)
   Broadcom Corp. -- Class A*                              960          (28,848)
                                                                   ------------
   TOTAL SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT                                                        (138,807)
                                                                   ------------
TOTAL INFORMATION TECHNOLOGY                                           (505,186)
                                                                   ------------
FINANCIALS (8.7)%
   THRIFTS & MORTGAGE FINANCE (0.2)%
   New York Community Bancorp, Inc.                        660          (10,897)
                                                                   ------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                     (10,897)
                                                                   ------------
   CONSUMER FINANCE (0.4)%
   SLM Corp.                                               460          (24,343)
                                                                   ------------
   TOTAL CONSUMER FINANCE                                               (24,343)
                                                                   ------------
   DIVERSIFIED FINANCIALS (0.4)%
   Moody's Corp.                                           449          (24,452)
                                                                   ------------
   TOTAL DIVERSIFIED FINANCIALS                                         (24,452)
                                                                   ------------
   BANKS (1.5)%
   Mercantile Bankshares Corp.                             179           (6,385)
   First Horizon National Corp.                            179           (7,196)
   Huntington Bancshares, Inc.                             319           (7,522)
   North Fork Bancorporation, Inc.                         399          (12,038)
   Fifth Third Bancorp                                     389          (14,374)
   SunTrust Banks, Inc.                                    229          (17,463)
   National City Corp.                                     670          (24,247)
                                                                   ------------
   TOTAL BANKS                                                          (89,225)
                                                                   ------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

   CAPITAL MARKETS (1.7)%
   Legg Mason, Inc.                                         10     $       (995)
   Franklin Resources, Inc.                                 20           (1,736)
   Janus Capital Group, Inc.                               170           (3,043)
   Waddell & Reed Financial, Inc. --
      Class A                                              460           (9,457)
   Eaton Vance Corp.                                       510          (12,730)
   Federated Investors, Inc. -- Class B                    500          (15,750)
   SEI Investments Co.                                     370          (18,086)
   Charles Schwab Corp.                                  1,150          (18,377)
   T. Rowe Price Group, Inc.                               580          (21,930)
                                                                   ------------
   TOTAL CAPITAL MARKETS                                               (102,104)
                                                                   ------------
   REAL ESTATE (1.9)%
   Potlatch Corp.                                          100           (3,775)
   Rayonier, Inc.                                          140           (5,308)
   Vornado Realty Trust                                    200          (19,510)
   Public Storage, Inc.                                    330          (25,047)
   United Dominion Realty Trust, Inc.                      910          (25,489)
   Simon Property Group, Inc.                              410          (34,005)
                                                                   ------------
   TOTAL REAL ESTATE                                                   (113,134)
                                                                   ------------
   INSURANCE (2.6)%
   Stancorp Financial Group, Inc.                          100           (5,091)
   HCC Insurance Holdings, Inc.                            189           (5,564)
   Arthur J. Gallagher & Co.                               300           (7,602)
   Ambac Financial Group, Inc.                             120           (9,732)
   Everest Re Group Ltd.                                   140          (12,120)
   Brown & Brown, Inc.                                     679          (19,840)
   ACE Ltd.                                                410          (20,742)
   Progressive Corp.                                       879          (22,599)
   Marsh & McLennan Cos., Inc.                           1,010          (27,159)
   XL Capital Ltd.                                         449          (27,524)
                                                                   ------------
   TOTAL INSURANCE                                                     (157,973)
                                                                   ------------
TOTAL FINANCIALS                                                       (522,128)
                                                                   ------------
TOTAL COMMON STOCKS SOLD SHORT
   (Proceeds $2,632,346)                                             (2,523,463)
                                                                   ------------
TOTAL INVESTMENTS 56.1%
   (Cost $3,247,424)                                               $  3,347,015
                                                                   ============
OTHER ASSETS IN EXCESS OF LIABILITIES - 43.9%                      $  2,619,372
                                                                   ============
NET ASSETS - 100.0%                                                $  5,966,387

--------------------------------------------------------------------------------

                                              See Notes to Financial Statements.


24 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2006
--------------------------------------------------------------------------------
  HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           GAIN
                                                     CONTRACTS         (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
September 2006 S&P 400 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $1,076,740)                                 14     $     35,793
September 2006 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $1,343,738)                                 21           14,260
September 2006 Russell 2000(R) Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $869,520)                                   12            6,449
                                                                   ------------
(TOTAL AGGREGATE MARKET VALUE OF
   CONTRACTS $3,289,998)                                           $     56,502
                                                                   ============

*     NON-INCOME PRODUCING SECURITY.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS SHORT SECURITY COLLATERAL AT JUNE 30, 2006.

      ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 25

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                   June 30, 2006
--------------------------------------------------------------------------------

                                                                      ABSOLUTE RETURN             HEDGED
                                                                           STRATEGIES             EQUITY
                                                                                 FUND               FUND
--------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 3, and 6)                               $ 8,952,227         $5,870,478
Segregated Cash with Broker                                                   279,161            158,415
Receivable for Short Sale                                                   2,553,834          2,632,346
Receivable for Futures Contracts Settlement (Note 1)                           12,148              3,508
Receivable for Fund Shares Purchased                                           19,996              8,604
Investment Income Receivable (Note 1)                                          23,778             12,638
--------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                            11,841,144          8,685,989
========================================================================================================

LIABILITIES
Short Sales at Market Value** (Notes 1 and 2)                               2,471,800          2,523,463
Liability for Fund Shares Redeemed                                              3,527            188,996
Investment Advisory Fees Payable (Note 4)                                       8,764              5,562
Short Sales Dividends Payable                                                   1,278              1,581
--------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                        2,485,369          2,719,602
========================================================================================================
NET ASSETS                                                                $ 9,355,775         $5,966,387
========================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                           $ 9,272,489         $5,822,965
Undistributed Net Investment Income                                            87,542             63,203
Accumulated Net Realized Loss on Investments and Futures Contracts            (89,097)           (75,874)
Net Unrealized Appreciation on Investments and Futures Contracts               84,841            156,093
========================================================================================================
NET ASSETS                                                                $ 9,355,775         $5,966,387
========================================================================================================

SHARES OUTSTANDING                                                            360,988            227,867

NET ASSET VALUES                                                          $     25.92         $    26.18

 *    THE COST OF SECURITIES AT VALUE IS $8,991,639 AND $5,879,770,
      RESPECTIVELY.

** THE PROCEEDS OF SHORT SALES AT MARKET VALUE ARE $2,553,834 AND $2,632,346, RESPECTIVELY.

                                              See Notes to Financial Statements.


26 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (UNAUDITED)                  Period Ended June 30, 2006
--------------------------------------------------------------------------------

                                                                      ABSOLUTE RETURN             HEDGED
                                                                           STRATEGIES             EQUITY
                                                                                 FUND               FUND
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                                           $  98,508          $  85,510
Dividends, Net of Foreign Tax Withheld* (Note 1)                               28,254             19,960
Other Income                                                                      372             (1,134)
--------------------------------------------------------------------------------------------------------
   Total Income                                                               127,134            104,336
--------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                              32,229             25,805
Short Sales Dividend Expense (Note 1)                                          13,008             16,110
Tax Expense                                                                       257                111
--------------------------------------------------------------------------------------------------------
   Total Expenses                                                              45,494             42,026
--------------------------------------------------------------------------------------------------------
Net Investment Income                                                          81,640             62,310
========================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                                        (136,944)            31,083
Futures Contracts                                                            (110,686)          (119,450)
Securities Sold Short                                                         147,674              1,358
--------------------------------------------------------------------------------------------------------
   Total Net Realized Loss                                                    (99,956)           (87,009)
--------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                         (35,131)           (25,728)
Futures Contracts                                                              52,708             74,135
Securities Sold Short                                                          69,331            103,476
--------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                           86,908            151,883
--------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                                (13,048)            64,874
--------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                  $  68,592          $ 127,184
========================================================================================================

*     FOREIGN TAX WITHHELD OF $72 AND $176, RESPECTIVELY.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 27

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    ABSOLUTE RETURN                     HEDGED
                                                                    STRATEGIES FUND                  EQUITY FUND
----------------------------------------------------------------------------------------------------------------------
                                                                 PERIOD          PERIOD         PERIOD          PERIOD
                                                                  ENDED           ENDED          ENDED           ENDED
                                                               JUNE 30,    DECEMBER 31,       JUNE 30,    DECEMBER 31,
                                                                  2006+           2005*          2006+           2005*
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income                                       $    81,640      $    5,902    $    62,310     $     4,198
Net Realized Gain (Loss) on Investments                         (99,956)         10,859        (87,009)         11,135
Net Change in Unrealized Appreciation (Depreciation) on
  Investments                                                    86,908          (2,067)       151,883           4,210
----------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets from Operations                       68,592          14,694        127,184          19,543
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                --              --             --          (3,305)
----------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                  --              --             --          (3,305)
======================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                               10,349,196       4,216,390      8,828,486       4,399,783
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT              --              --             --           3,305
COST OF SHARES REDEEMED                                      (4,385,167)       (907,930)    (6,365,196)     (1,043,413)
======================================================================================================================
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS            5,964,029       3,308,460      2,463,290       3,359,675
----------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets                                    6,032,621       3,323,154      2,590,474       3,375,913
NET ASSETS--BEGINNING OF PERIOD                               3,323,154              --      3,375,913              --
======================================================================================================================
NET ASSETS--END OF PERIOD                                   $ 9,355,775      $3,323,154    $ 5,966,387     $ 3,375,913
======================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                         $    87,542      $    5,902    $    63,203     $       893
======================================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: NOVEMBER 29, 2005.

+     UNAUDITED.

                                              See Notes to Financial Statements.


28 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                    NET
                                                                INCREASE IN
                                                  NET REALIZED   NET ASSET                  DISTRIBUTIONS                    NET
                           NET ASSET                  AND          VALUE     DISTRIBUTIONS    FROM NET                     INCREASE
                             VALUE,      NET       UNREALIZED    RESULTING     FROM NET       REALIZED                      IN NET
                           BEGINNING  INVESTMENT    GAINS ON       FROM       INVESTMENT       CAPITAL         TOTAL        ASSET
                           OF PERIOD   INCOME+     SECURITIES   OPERATIONS      INCOME          GAINS      DISTRIBUTIONS    VALUE
------------------------------------------------------------------------------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND
  JUNE 30, 2006@            $25.20      $ .37        $ .35         $ .72        $  --           $ --          $  --         $ .72
  December 31, 2005*         25.00        .05          .15           .20           --             --             --           .20

HEDGED EQUITY FUND
  JUNE 30, 2006@             25.21        .36          .61           .97           --             --             --           .97
  December 31, 2005*         25.00        .04          .20           .24         (.03)            --           (.03)          .21

                                                          RATIOS TO AVERAGE NET ASSETS:
                                                  ---------------------------------------------
                             NET
                            ASSET                                                                              NET ASSETS,
                            VALUE,     TOTAL                                           NET        PORTFOLIO      END OF
                            END OF   INVESTMENT    GROSS       NET      OPERATING   INVESTMENT    TURNOVER    PERIOD (000'S
                            PERIOD     RETURN     EXPENSES   EXPENSES   EXPENSES++    INCOME       RATE***       OMITTED)
----------------------------------------------------------------------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND
  JUNE 30, 2006@            $25.92     2.86%      1.64%**    1.64%**     1.17%**      2.95%**       155%         $9,356
  December 31, 2005*         25.20     0.80%      1.45%**    1.45%**     1.20%**      2.28%**        19%          3,323

HEDGED EQUITY FUND
  JUNE 30, 2006@             26.18     3.85%      1.89%**    1.89%**     1.17%**      2.80%**       222%          5,966
  December 31, 2005*         25.21     0.94%      1.96%**    1.96%**     1.19%**      1.62%**        10%          3,376

  *   SINCE THE COMMENCEMENT OF OPERATIONS: NOVEMBER 29, 2005.

 **   ANNUALIZED.

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++   OPERATING EXPENSES EXCLUDE SHORT DIVIDENDS EXPENSE.

  @   UNAUDITED.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 29

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Variable Trust (the "Trust"), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (the "1940") as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. At June 30, 2006, the Trust consisted of fifty operating Funds: twenty-four Benchmark Funds, one Money Market Fund, one Absolute Return Strategies Fund, one Hedged Equity Fund, nineteen Sector Funds, two Strategic Funds and two CLS Investment Firm AdvisorOne Funds. This report covers the Absolute Return Strategies Fund and the Hedged Equity Fund (the "Funds"), while the Benchmark Funds, the Money Market Fund, the Sector Funds, the Strategic Funds, and the CLS AdvisorOne Funds are contained in separate reports. Rydex Global Advisors (the "Advisor") serves as investment advisor to the Funds. Rydex Distributors, Inc. (the "Distributor") acts as principal underwriter for the Trust.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m., Eastern Time. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., Eastern Time, the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m., Eastern Time, to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.

The value of domestic equity index swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available, are valued at fair value as determined in good faith by the Advisor under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Distributions of net investment income and net realized capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

D. When a Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A segregated account of cash and/or securities is maintained as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securi-


30 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

ties in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the purchaser and records this as an expense. Short Dividends or Interest Expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund.

E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Trust may enter into swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

H. The Funds may also purchase American Depository Receipts, U.S. Government securities, enter into repurchase agreements, and engage in futures, options and swap transactions.

I. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and equity index swap agreements.

J. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

K. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 31

--------------------------------------------------------------------------------

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, swap agreements, as well as short sales of securities, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default.

3. CALL OPTIONS WRITTEN

Transactions in options written during the period ended June 30, 2006, were as follows:

                                                    NUMBER OF          PREMIUMS
HEDGED EQUITY FUND                                  CONTRACTS          RECEIVED
--------------------------------------------------------------------------------
Options outstanding at
 December 31, 2005                                      1               $ 3,321
Options written                                        --                    --
Options Closed                                          1                (3,321)
--------------------------------------------------------------------------------
Options outstanding at
 June 30, 2006                                         --               $    --

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays the Advisor, an affiliated entity, investment advisory fees calculated at an annualized rate of 1.15% of the average daily net assets of the Funds. The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses. Organizational and setup costs for new funds are paid by the Trust. Certain officers and trustees of the Trust are also officers of the Advisor.

5. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.


32 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current period and capital loss carryforward expired. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

At June 30, 2006, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                                       TAX                 TAX                NET
                                                  TAX           UNREALIZED          UNREALIZED         UNREALIZED
FUND                                             COST                 GAIN                LOSS        GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund            $6,502,844             $214,632           $(237,049)          $(22,417)
Hedged Equity Fund                          3,335,894              263,573            (252,452)            11,121

6. REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury. The collateral is in the possession of the Trust's custodian and is evaluated daily to ensure that its market value exceeds 102% of the delivery value of the repurchase agreements at maturity.

The repurchase agreements executed by the joint account and outstanding as of June 30, 2006, were as follows:

COUNTERPARTY                       TERMS OF AGREEMENT           FACE VALUE        MARKET VALUE     MATURITY VALUE
------------------------------------------------------------------------------------------------------------------
UBS                                4.44% due 07/03/06         $150,000,000        $150,000,000       $150,055,500
U.S. Bank                          5.17% due 07/03/06          112,105,477         112,105,477        112,153,775
Morgan Stanley                     4.40% due 07/03/06          100,000,000         100,000,000        100,036,667
Citigroup, Inc.                    4.10% due 07/03/06           80,000,000          80,000,000         80,027,333
Credit Suisse First Boston         4.55% due 07/03/06           38,103,632          38,103,632         38,118,079
Lehman Brothers, Inc.              4.45% due 07/03/06           44,545,139          44,545,139         44,561,658
------------------------------------------------------------------------------------------------------------------
                                                                                  $524,754.248       $524,953,012
------------------------------------------------------------------------------------------------------------------

As of June 30, 2006, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                                               RANGE OF RATES           PAR VALUE       MARKET VALUE
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds                                        4.620% - 8.875%        $  40,235,000      $ 40,289,237
U.S. Treasury Notes                                       2.625% - 12.000%          384,157,314       380,623,513
Ginnie Mae                                                 5.000% - 6.608%          119,918,639       114,402,109
------------------------------------------------------------------------------------------------------------------
                                                                                                     $535,314,859
------------------------------------------------------------------------------------------------------------------

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

7. SECURITIES TRANSACTIONS

During the period ended June 30, 2006, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                           ABSOLUTE RETURN STRATEGIES             HEDGED EQUITY
                                                 FUND                      FUND
--------------------------------------------------------------------------------
Purchases                                  $7,581,878                $6,535,742
Sales                                      $4,228,271                $6,013,096


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 33

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

8. SHARE TRANSACTIONS

The Trust is Authorized to Distribute an Unlimited Number of No Par Value Shares. Transactions in Shares for the Periods Presented Were:

                                                                       PURCHASED THROUGH
                                        SHARES PURCHASED             DIVIDEND REINVESTMENT
------------------------------------------------------------------------------------------------
                                  PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                      JUNE 30,    DECEMBER 31,        JUNE 30,    DECEMBER 31,
                                         2006+           2005*           2006+           2005*
------------------------------------------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND        399,979         167,851              --              --
HEDGED EQUITY FUND                     337,495         175,111              --             130

                                                                           NET SHARES
                                        SHARES REDEEMED                    PURCHASED
------------------------------------------------------------------------------------------------
                                  PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                      JUNE 30,    DECEMBER 31,        JUNE 30,    DECEMBER 31,
                                         2006+           2005*           2006+           2005*
------------------------------------------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND       (170,874)        (35,968)        229,105         131,883
HEDGED EQUITY FUND                    (243,547)        (41,322)         93,948         133,919

*     SINCE THE COMMENCEMENT OF OPERATIONS: NOVEMBER 29, 2005.

+     UNAUDITED.


34 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

RYDEX INVESTMENTS BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The 1940 Act requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the SEC takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex Variable Trust Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement (the "Advisory Agreement") between the Trust and PADCO Advisors, Inc., which does business under the name Rydex Investments ("Rydex Investments") with respect to existing funds in the Trust, including the funds discussed in this Semi-Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, if necessary, and participate in question and answer sessions with representatives of Rydex Investments.

At a meeting held on August 28 and 29, 2005, the Board approved the selection of Rydex Investments and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments. The Board's approval of the Advisory Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

    NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

    The Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and procedures. In particular, the Board noted the substantial


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 35

--------------------------------------------------------------------------------

    volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.

    FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

    The Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the Funds (other than the Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, and Hedged Equity Fund), each Fund's applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds' investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the peer funds. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.

    COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

    The Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below). The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

    ECONOMIES OF SCALE

    In connection with its review of the Funds' profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Advisory Agreement for the Funds did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. The Board also noted that though Rydex Investments' assets under management were significant, the amount is spread among more than 95 Funds. Further limiting the realization of economies of scale, is the ability of shareholders of a majority of the Funds to engage in unlimited trading. The Board also reviewed Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Funds' shareholders.


36 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

OTHER INFORMATION (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

    OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

    The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds' shareholders.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Agreement.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 37

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                    LENGTH OF SERVICE
    NAME, POSITION AND                 AS TRUSTEE                NUMBER OF
      YEAR OF BIRTH                   (YEAR BEGAN)             FUNDS OVERSEEN
---------------------------   -----------------------------   ----------------

CARL G. VERBONCOEUR*            Rydex Series Funds - 2004           132
Trustee, President (1952)      Rydex Variable Trust - 2004
                               Rydex Dynamic Funds - 2004
                                 Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer and Treasurer of Rydex Specialized Products, LLC (2005 to present); Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc. (1997 to 2000)

                              -----------------------------

MICHAEL P. BYRUM*               Rydex Series Funds - 2005           132
Trustee, Vice President and    Rydex Variable Trust - 2005
Secretary (1970)               Rydex Dynamic Funds - 2005
                                 Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); Chief Operating Officer of Rydex Global Advisors and Rydex Distributors, Inc. (2003 to 2004); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Global Advisors (2004 to present)

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
                                    LENGTH OF SERVICE
    NAME, POSITION AND                 AS TRUSTEE                NUMBER OF
       YEAR OF BIRTH                  (YEAR BEGAN)             FUNDS OVERSEEN
---------------------------   -----------------------------   ----------------

JOHN O. DEMARET                 Rydex Series Funds - 1997           125
Trustee, Chairman of the       Rydex Variable Trust - 1998
Board (1940)                   Rydex Dynamic Funds - 1999
                                 Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                              -----------------------------

COREY A. COLEHOUR               Rydex Series Funds - 1993           125
Trustee (1945)                 Rydex Variable Trust - 1998
                               Rydex Dynamic Funds - 1999
                                 Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield Management Company

                              -----------------------------

J. KENNETH DALTON               Rydex Series Funds - 1995           125
Trustee (1941)                 Rydex Variable Trust - 1998
                               Rydex Dynamic Funds - 1999
                                 Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                              -----------------------------


38 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                    LENGTH OF SERVICE
    NAME, POSITION AND                 AS TRUSTEE                NUMBER OF
       YEAR OF BIRTH                  (YEAR BEGAN)             FUNDS OVERSEEN
---------------------------   -----------------------------   ----------------

WERNER E. KELLER                Rydex Series Funds - 2005           125
Trustee (1940)                 Rydex Variable Trust - 2005
                               Rydex Dynamic Funds - 2005
                                 Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

                              -----------------------------

THOMAS F. LYDON, JR.            Rydex Series Funds - 2005           125
Trustee (1960)                 Rydex Variable Trust - 2005
                               Rydex Dynamic Funds - 2005
                                 Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments

                              -----------------------------

PATRICK T. MCCARVILLE           Rydex Series Funds - 1997           125
Trustee (1942)                 Rydex Variable Trust - 1998
                               Rydex Dynamic Funds - 1999
                                 Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                              -----------------------------

ROGER SOMERS                    Rydex Series Funds - 1993           125
Trustee (1944)                 Rydex Variable Trust - 1998
                               Rydex Dynamic Funds - 1999
                                 Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

      NAME, POSITION AND                                               PRINCIPAL OCCUPATIONS
        YEAR OF BIRTH                                                 DURING PAST FIVE YEARS
------------------------------                                        ----------------------
NICK BONOS*                                             Chief Financial Officer of Rydex Specialized
Vice President and Treasurer (1963)                     Products, LLC (2005 to present); Vice President and
                                                        Treasurer of Rydex Series Funds, Rydex Variable
                                                        Trust, Rydex Dynamic Funds, and Rydex ETF Trust
                                                        (2003 to present); Senior Vice President of Rydex
                                                        Fund Services, Inc. (2003 to present); Vice
                                                        President and Treasurer of Rydex Capital Partners
                                                        SPhinX Fund (2003 to 2006); Vice President of
                                                        Accounting of Rydex Fund Services, Inc. (2000 to
                                                        2003)

JOANNA M. HAIGNEY*                                      Chief Compliance Officer of Rydex Series Funds,
Chief Compliance Officer and                            Rydex Variable Trust, Rydex Dynamic Funds, and
Assistant Secretary (1966)                              Rydex ETF Trust (2004 to present); Assistant
                                                        Secretary of Rydex Series Funds, Rydex Variable
                                                        Trust and Rydex Dynamic Funds (2000 to present);
                                                        Assistant Secretary of Rydex ETF Trust (2002 to
                                                        present); Vice President of Compliance of Rydex
                                                        Fund Services, Inc. (2000 to present); Secretary of
                                                        Rydex Capital Partners SPhinX Fund (2003 to 2006)

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(A)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 39

--------------------------------------------------------------------------------

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

--------------------------------------------------------------------------------

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

[LOGO] RYDEXINVESTMENTS
       Essential for modern markets(TM)

       9601 Blackwell Road, Suite 500
       Rockville, MD 20850

       www.rydexinvestments.com
       800.820.0888

       RVAOEHF-0606x1206

                                                                   JUNE 30, 2006

                                                            RYDEX VARIABLE TRUST
                                         CLS ADVISORONE FUNDS SEMI-ANNUAL REPORT

                                                                    AMERIGO FUND
                                                                   CLERMONT FUND


                                                         [LOGO] RYDEXINVESTMENTS
                                                Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ................................................    2

ABOUT SHAREHOLDERS' FUND EXPENSES .........................................    4

FUND PROFILES .............................................................    6

SCHEDULES OF INVESTMENTS ..................................................    7

STATEMENTS OF ASSETS AND LIABILITIES ......................................    9

STATEMENTS OF OPERATIONS ..................................................   10

STATEMENTS OF CHANGES IN NET ASSETS .......................................   11

FINANCIAL HIGHLIGHTS ......................................................   12

NOTES TO FINANCIAL STATEMENTS .............................................   13

OTHER INFORMATION .........................................................   19

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS .............................   21


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

Equity prices seesawed in the first half of 2006. They moved up on optimism about economic growth, earnings and interest rates, then reversed dramatically with the release of inflation data for April and May, which showed an alarming uptick in inflation -- once again raising concerns that the Federal Reserve Bank ("Fed") would continue to tighten. Equity markets across the globe went into a dizzying decline as it appeared that all of the world's major central banks would be raising interest rates simultaneously. The prospect of a massive draining of global liquidity hit speculative markets particularly hard. International stocks (developed and emerging) as well as mid and small cap stocks experienced double-digit declines from early May to mid June. Emerging market stocks were hit especially hard, experiencing their worst one month sell-off since the Asian Crisis of 1998.

The first half of 2006 was marked by a correction, and a rotation away from higher risk strategies to more defensive ones. As one would expect, volatility increased sharply and overall market returns were mixed at best. The S&P 500(R) managed to eke out a 2.7% gain for the entire period, but that masked a wild ride for domestic equity investors as the index rose 6.2% from the beginning of the year through early May and then declined 7.7% from May 5 to June 13 as the markets sold off. The effect on previous highfliers such as small cap, technology and international stocks was more pronounced. While the small cap Russell 2000(R) Index rose 8.2% in the first half, it fell nearly 14% during the May-June sell-off as investors fled the perceived risk of smaller stocks. Likewise, international stocks pulled back as investors decided to place their bets a little closer to home. Despite double-digit declines in international and emerging market stocks during the market break, the MSCI EAFE and EM indices were able to hold on to gains generated early in the year to close the first half with 6.3% and 3.7% gains, respectively. That was not the case for technology stocks, however, which took a beating as shown by the Nasdaq 100(R) Index's 4.3% decline during the first six months of 2006.

Driving all of this activity was the release of inflation statistics for the months of April and May, providing the first indication that rapid global growth and the year-long rise in energy prices was starting to push inflation higher. Rising inflation at this stage of the economic cycle was perceived to be particularly troublesome since it would delay the long anticipated end to the string of interest rate hikes by the Fed. The Fed raised rates four times during the first half of the year, moving the closely watched Fed Funds Target Rate from 4.25% to 5.25%. Moreover, an extension of the Fed's tightening campaign would mean that a period of global monetary contraction would ensue as central banks from Europe to Japan to China would be raising rates simultaneously in an attempt to cool down rapid economic growth and forestall inflation. Much of the explosive growth in the value of international, emerging market, small cap and technology stocks can be traced to years of easy money policies on the part of the world's central banks.

The effect of rapid global growth was also evident at the sector level in the first half of the year. Sectors such as energy, telecommunications, industrials and materials -- all of which do well in periods of rapid economic expansion -- were the best performers over the past six months. As sentiment changed, however, defensive sectors such as consumer staples and utilities began to rally toward the end of the second quarter.

As one would expect in this sort of environment, the pressure on interest rates was upward. The U.S. Treasury yield curve shifted higher by about 0.75% with the two-year Treasury Note closing out the first half of 2006 yielding 5.16% and the 10-year Treasury Note right behind at 5.14%. Thus, the yield curve retains its flat to inverted shape, which historically has been a harbinger of slowing economic growth.


2 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

The first half of 2006 was a tricky period for investors. Stocks continue to face some significant headwinds in the form of slowing growth, slowing earnings and uncertainty about inflation and interest rates. Our view is that U.S. stock markets are still range-bound and will not rally meaningfully until the Fed eases and interest rates move down. We also continue to view non-directional investment strategies as offering the best potential for outperformance until the market establishes an identifiable trend.

AMERIGO FUND

Over the past six months, Amerigo returned 1.78%. Over this same period, Amerigo's performance benchmark, the S&P 500 Index, had a total return of 2.71%. Underperformance occurred almost entirely during the 24 trading day correction that began in mid-May. In essence, those securities which most contributed to the portfolio up until mid-May, were hit the hardest during the correction.

During the past six months, positions in emerging markets, mid cap growth, small caps and healthcare were reduced or eliminated while some of the less liquid exchange traded funds were also eliminated. Proceeds were temporarily invested in cash and then reinvested into large cap value and growth, financials and industrials. Given the market volatility that resurfaced in mid-May, "large and liquid" was the key investment theme. Our portfolio positioning focused on large cap, highly liquid exchange traded funds with essentially a very sector neutral allocation to the S&P 500 Index until market leadership becomes better defined.

CLERMONT FUND

Clermont, a conservative balanced fund, returned 1.33% for the six months ending June 30, 2006, as compared to the Fund's benchmark which had a total return of 1.51%. The blended index used for this comparison was comprised of 45% of the total return of the S&P 500 Index and 55% of the return of the Lehman Brothers 1-5 Year Government Credit Index. Serving as a drag on performance over the past six months was the portfolio's overweighting of equities and mid cap growth.

Since our last report, positions in emerging market equities, mid cap growth, mid cap blend and healthcare were reduced. Given the market volatility that resurfaced in mid-May, "large and liquid" was the key investment theme as proceeds from these reductions were reinvested into large cap highly liquid exchange traded funds. During the period, we also eliminated Clermont's equity overweighting and brought the fund's equity allocation back to 45%, neutral to its benchmark.

Over the past six months, we also began to adjust the duration of Clermont's bond portfolio from much shorter than its benchmark to more a neutral weighting. As interest rates have increased, fixed income securities are becoming a more attractive investment vehicle over the near term.

We appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,


/s/ David C. Reilly

David C. Reilly, CFA
Director of Investment Strategy


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from the fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2005 and ending June 30, 2006.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which may be incurred by the Fund. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.


4 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                               BEGINNING           ENDING       EXPENSES
                                            EXPENSE        ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING
                                             RATIO+    DECEMBER 31, 2005    JUNE 30, 2006        PERIOD*
--------------------------------------------------------------------------------------------------------
TABLE 1. BASED ON ACTUAL FUND RETURN
Amerigo Fund                                   1.64%          $ 1,000.00        $1,017.80         $ 8.30
Clermont Fund                                  1.64%            1,000.00         1,013.30           8.28

--------------------------------------------------------------------------------------------------------
TABLE 2. BASED ON HYPOTHETICAL 5% RETURN
Amerigo Fund                                   1.64%            1,000.00         1,016.74           8.33
Clermont Fund                                  1.64%            1,000.00         1,016.74           8.33

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365. EXPENSES SHOWN DO NOT INCLUDE FEES CHARGED BY INSURANCE COMPANIES.

+     ANNUALIZED


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 5

FUND PROFILES (UNAUDITED)
--------------------------------------------------------------------------------

AMERIGO FUND

OBJECTIVE: Seeks long-term growth of capital without regard to current income.

INCEPTION: July 1, 2003

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                               AMERIGO FUND
                                               ------------

Insurance                                          1.3%
Exchange Traded Funds                             81.8%
Money Market Mutual Funds                         17.2%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------
SPDR Trust Series 1                               19.4%
First American Prime Obligations Fund             17.2%
iShares Russell 1000 Value Index Fund              8.0%
Nasdaq-100 Index Tracking Stock                    7.9%
iShares Russell 1000 Growth Index Fund             7.4%
iShares MSCI EAFE Index Fund                       6.5%
Vanguard Mid-Cap VIPERs                            5.0%
Industrial Select Sector SPDR Fund                 4.5%
iShares Russell Midcap Growth Index Fund           4.0%
Vanguard Value VIPERs                              4.0%
-------------------------------------------------------
Top Ten Total                                     83.9%
-------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

CLERMONT FUND

OBJECTIVE: Seeks a combination of current income and growth of capital.

INCEPTION: July 1, 2003

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                              CLERMONT FUND
                                              -------------

Insurance                                          1.0%
Exchange Traded Funds                             55.8%
Money Market Mutual Funds                         40.8%
Mutual Funds                                       2.2%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------
First American Prime Obligations Fund             40.8%
Vanguard Mid-Cap VIPERs                           10.0%
SPDR Trust Series 1                                9.7%
iShares Lehman Aggregate Bond Fund                 7.4%
iShares Russell 1000 Value Index Fund              7.2%
iShares MSCI EAFE Index Fund                       3.8%
iShares Lehman 7-10 Year Treasury Bond Fund        3.1%
iShares Russell 1000 Growth Index Fund             3.1%
Nasdaq-100 Index Tracking Stock                    3.0%
iShares Morningstar Mid Core Index Fund Co.        2.4%
-------------------------------------------------------
Top Ten Total                                     90.5%
-------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


6 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   AMERIGO FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 1.3%

Berkshire Hathaway, Inc. --
   Class A*                                               32   $     2,933,088
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $2,885,807)                                                 2,933,088
                                                               ---------------
EXCHANGE TRADED FUNDS 83.5%
SPDR Trust Series 1+                                 348,000        44,293,440
iShares Russell 1000 Value
   Index Fund+                                       249,000        18,162,060
Nasdaq-100 Index Tracking Stock+                     465,000        18,023,400
iShares Russell 1000 Growth
   Index Fund+                                       335,000        16,900,750
iShares MSCI EAFE Index Fund+                        226,000        14,737,460
Vanguard Mid-Cap VIPERs                              171,000        11,532,240
Industrial Select Sector SPDR
   Fund+                                             304,000        10,275,200
iShares Russell Midcap Growth
   Index Fund                                         96,000         9,208,320
Vanguard Value VIPERs+                               152,000         9,147,360
Consumer Staples Select Sector
   SPDR Fund+                                        378,000         9,143,820
Financial Select Sector SPDR Fund                    233,000         7,521,240
iShares MSCI Emerging Markets
   Index Fund+                                        78,000         7,324,200
iShares MSCI Germany
   Index Fund+                                       193,000         4,425,490
Energy Select Sector SPDR Fund                        77,000         4,367,440
Vanguard Health Care VIPERs+                          75,000         3,924,750
iShares Russell Midcap Index Fund+                    19,000         1,743,250
                                                               ---------------
TOTAL EXCHANGE TRADED FUNDS
   (Cost $177,207,414)                                             190,730,420
                                                               ---------------
MONEY MARKET MUTUAL FUNDS 17.2%
First American Prime Obligations
   Fund                                           39,369,173        39,369,173
                                                               ---------------
TOTAL MONEY MARKET MUTUAL FUNDS
   (Cost $39,369,173)                                               39,369,173
                                                               ---------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL 33.2%
Investment in Securities Lending Short Term
   Investment Portfolio Held
   by U.S. Bank (Note 7)                     $    75,726,285   $    75,726,285
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $75,726,285)                                               75,726,285
                                                               ---------------
TOTAL INVESTMENTS 135.2%
   (Cost $295,188,679)                                         $   308,758,966
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (35.2)%                                      $   (80,365,269)
                                                               ===============
NET ASSETS - 100.0%                                            $   228,393,697

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      7.

See Notes to Financial Statements.


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2006
--------------------------------------------------------------------------------
   CLERMONT FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 1.0%

Berkshire Hathaway, Inc. --
   Class A*                                               12   $     1,099,908
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $1,037,837)                                                 1,099,908
                                                               ---------------
EXCHANGE TRADED FUNDS 55.8%
Vanguard Mid-Cap VIPERs+                             172,000        11,599,680
SPDR Trust Series 1+                                  88,000        11,200,640
iShares Lehman Aggregate Bond
   Fund+                                              88,000         8,574,720
iShares Russell 1000 Value Index
   Fund+                                             114,000         8,315,160
iShares MSCI EAFE Index Fund+                         67,000         4,369,070
iShares Lehman 7-10 Year Treasury
   Bond Fund+                                         44,000         3,536,720
iShares Russell 1000 Growth Index
   Fund+                                              70,000         3,531,500
Nasdaq-100 Index Tracking Stock+                      88,000         3,410,880
iShares Morningstar Mid Core
   Index Fund+                                        37,000         2,767,230
Vanguard Consumer Staples
   VIPERs+                                            44,000         2,595,120
iShares Morningstar Large Core
   Index Fund+                                        35,000         2,363,200
Vanguard Health Care VIPERs+                          44,000         2,302,520
                                                               ---------------
TOTAL EXCHANGE TRADED FUNDS
   (Cost $59,532,632)                                               64,566,440
                                                               ---------------
MONEY MARKET MUTUAL FUNDS 40.8%
First American Prime Obligations
   Fund                                           47,167,328        47,167,328
                                                               ---------------
TOTAL MONEY MARKET MUTUAL FUNDS
   (Cost $47,167,328)                                               47,167,328
                                                               ---------------
MUTUAL FUNDS 2.2%
Van Kampen Senior Income Trust+                      305,000         2,540,650
                                                               ---------------
TOTAL MUTUAL  FUNDS
   (Cost $2,591,055)                                                 2,540,650
                                                               ---------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL 16.3%
Investment in Securities Lending Short Term
   Investment Portfolio Held
   by U.S. Bank (Note 7)                     $    18,870,650   $    18,870,650
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $18,870,650)                                               18,870,650
                                                               ---------------
TOTAL INVESTMENTS 116.1%
   (Cost $129,199,502)                                         $   134,244,976
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (16.1)%                                      $   (18,628,962)
                                                               ===============
NET ASSETS - 100.0%                                            $   115,616,014

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 -- SEE NOTE
      7.

                                              See Notes to Financial Statements.


8 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                   June 30, 2006
--------------------------------------------------------------------------------

                                                                             AMERIGO           CLERMONT
                                                                                FUND               FUND
-------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, and 7)                               $ 308,758,966      $ 134,244,976
Cash                                                                              --             16,836
Receivable for Fund Shares Purchased                                       1,317,053            327,438
Investment Income Receivable (Note 1)                                        453,310            150,935
-------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                          310,529,329        134,740,185
=======================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 7)                         75,726,285         18,870,650
Payable for Securities Purchased (Note 1)                                  5,916,868                 --
Liability for Fund Shares Redeemed                                            64,437             28,507
Investment Advisory Fees Payable (Note 3)                                    174,562             89,885
Transfer Agent and Administrative Fees Payable (Note 3)                       48,490             24,968
Distribution and Service Fees Payable (Note 3)                                48,490             24,968
Portfolio Accounting Fees Payable (Note 3)                                    19,396              9,987
Custody Fees Payable                                                           4,655              2,397
Cash Due to Custodian Bank                                                        14                 --
Other Liabilities                                                            132,435             72,809
-------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                      82,135,632         19,124,171
=======================================================================================================
NET ASSETS                                                             $ 228,393,697      $ 115,616,014
=======================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                        $ 194,907,837      $ 105,182,333
Undistributed Net Investment Income                                          265,832          1,531,770
Accumulated Net Realized Gain on Investments                              19,649,741          3,856,437
Net Unrealized Appreciation on Investments                                13,570,287          5,045,474
=======================================================================================================
NET ASSETS                                                             $ 228,393,697      $ 115,616,014
=======================================================================================================

SHARES OUTSTANDING                                                         6,450,972          3,880,288

NET ASSET VALUES                                                       $       35.40      $       29.80

*     THE COST OF SECURITIES AT VALUE IS $295,188,679 AND $129,199,502,
      RESPECTIVELY.

See Notes to Financial Statements.


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 9

STATEMENTS OF OPERATIONS (UNAUDITED)                  Period Ended June 30, 2006
--------------------------------------------------------------------------------

                                                                             AMERIGO           CLERMONT
                                                                                FUND               FUND
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                                      $          --      $      76,033
Interest from Securities Lending, net (Note 7)                               164,633             66,377
Dividends (Note 1)                                                         1,607,894          1,193,326
-------------------------------------------------------------------------------------------------------
   Total Income                                                            1,772,527          1,335,736
-------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                            963,348            509,524
Transfer Agent and Administrative Fees (Note 3)                              267,597            141,534
Portfolio Accounting Fees (Note 3)                                           107,039             56,614
Trustees' Fees*                                                                6,715              3,837
Service Fees (Note 3)                                                        267,597            141,534
Custody Fees                                                                  24,786             13,099
Miscellaneous                                                                116,379             61,270
-------------------------------------------------------------------------------------------------------
   Total Expenses                                                          1,753,461            927,412
-------------------------------------------------------------------------------------------------------
Net Investment Income                                                         19,066            408,324
=======================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain on:
Investment Securities                                                     14,000,659          1,981,508
-------------------------------------------------------------------------------------------------------
   Total Net Realized Gain                                                14,000,659          1,981,508
-------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                    (10,816,494)          (973,175)
-------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                     (10,816,494)          (973,175)
-------------------------------------------------------------------------------------------------------
Net Gain on Investments                                                    3,184,165          1,008,333
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                             $   3,203,231      $   1,416,657
=======================================================================================================

*     RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.

                                              See Notes to Financial Statements.


10 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   AMERIGO FUND                     CLERMONT FUND
--------------------------------------------------------------------------------------------------------------------------
                                                                 PERIOD             YEAR           PERIOD             YEAR
                                                                  ENDED            ENDED            ENDED            ENDED
                                                               JUNE 30,     DECEMBER 31,         JUNE 30,     DECEMBER 31,
                                                                  2006+             2005            2006+             2005
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income                                     $      19,066    $     246,208    $     408,324    $   1,123,446
Net Realized Gain on Investments                             14,000,659        5,956,278        1,981,508        1,978,414
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                           (10,816,494)      10,054,641         (973,175)       1,010,027
--------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets from Operations                    3,203,231       16,257,127        1,416,657        4,111,887
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                --         (233,712)              --         (615,717)
Realized Gain on Investment                                          --       (1,851,840)              --         (349,246)
--------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                               --       (2,085,552)              --         (964,963)
==========================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                               39,012,920       67,179,144       13,188,378       32,167,204
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT              --        2,085,552               --          964,963
COST OF SHARES REDEEMED                                     (10,315,212)     (14,002,795)      (7,656,417)     (18,703,573)
==========================================================================================================================
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS           28,697,708       55,261,901        5,531,961       14,428,594
--------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets                                   31,900,939       69,433,476        6,948,618       17,575,518
NET ASSETS-BEGINNING OF PERIOD                              196,492,758      127,059,282      108,667,396       91,091,878
==========================================================================================================================
NET ASSETS-END OF PERIOD                                  $ 228,393,697    $ 196,492,758    $ 115,616,014    $ 108,667,396
==========================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                       $     265,832    $     246,766    $   1,531,770    $   1,123,446
==========================================================================================================================

+     UNAUDITED.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 11

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                NET REALIZED
                       NET ASSET                    AND         NET INCREASE     DISTRIBUTIONS   DISTRIBUTIONS
                        VALUE,        NET        UNREALIZED     IN NET ASSET       FROM NET        FROM NET
                       BEGINNING   INVESTMENT     GAINS ON     VALUE RESULTING    INVESTMENT       REALIZED          TOTAL
                       OF PERIOD    INCOME+      SECURITIES    FROM OPERATIONS      INCOME       CAPITAL GAINS   DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
AMERIGO FUND
  JUNE 30, 2006@        $34.78      $  --        $   .62        $     .62         $    --         $    --         $    --
  December 31, 2005      32.18        .05           2.94             2.99            (.04)           (.35)           (.39)
  December 31, 2004      28.99        .08           3.13             3.21            (.02)             --            (.02)
  December 31, 2003*     25.00        .07           3.92             3.99              --              --              --
CLERMONT FUND
  JUNE 30, 2006@         29.41        .11            .28              .39              --              --              --
  December 31, 2005      28.57        .33            .78             1.11            (.17)           (.10)           (.27)
  December 31, 2004      27.05        .32           1.27             1.59            (.07)             --            (.07)
  December 31, 2003*     25.00        .29           1.76             2.05              --              --              --

                                                                   RATIOS TO
                                                              AVERAGE NET ASSETS:
                                                              -------------------
                           NET       NET ASSET                                                     NET ASSETS,
                       INCREASE IN    VALUE,       TOTAL                    NET       PORTFOLIO      END OF
                        NET ASSET     END OF     INVESTMENT    TOTAL     INVESTMENT   TURNOVER    PERIOD (000'S
                          VALUE       PERIOD       RETURN     EXPENSES     INCOME      RATE***      OMITTED)
---------------------------------------------------------------------------------------------------------------
AMERIGO FUND
  JUNE 30, 2006@         $   .62     $ 35.40        1.78%      1.64%**     0.02%**       193%       $ 228,394
  December 31, 2005         2.60       34.78        9.35%      1.64%       0.15%          82%         196,493
  December 31, 2004         3.19       32.18       11.09%      1.63%       0.27%         149%         127,059
  December 31, 2003*        3.99       28.99       15.96%      1.71%**     0.53%**        63%          45,839
CLERMONT FUND
  JUNE 30, 2006@             .39       29.80        1.33%      1.64%**     0.72%**       137%         115,616
  December 31, 2005          .84       29.41        3.92%      1.64%       1.15%         129%         108,667
  December 31, 2004         1.52       28.57        5.89%      1.63%       1.17%         124%          91,092
  December 31, 2003*        2.05       27.05        8.20%      1.71%**     2.29%**       113%          22,277

  *   SINCE THE COMMENCEMENT OF OPERATIONS: JULY 1, 2003.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

  @   UNAUDITED


12 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Variable Trust (the "Trust"), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. At June 30, 2006, the Trust consisted of fifty operating Funds: twenty-four Benchmark Funds, one Money Market Fund, one Absolute Return Strategies Fund, one Hedged Equity Fund, nineteen Sector Funds, two Strategic Funds, and two CLS AdvisorOne Funds. This report covers the CLS AdvisorOne Funds (the "Funds"), while the Benchmark Funds, the Absolute Return Strategies Fund, the Hedged Equity Fund, the Money Market Fund, Sector Funds, and Strategic Funds are contained in separate reports. Rydex Global Advisors (the "Advisor") serves as the investment advisor to the Funds and is responsible for the Funds' overall administration. CLS Investment Firm, LLC serves as investment sub-advisor to the Funds and is responsible for the day-to-day management of each Fund's portfolio. Rydex Distributors, Inc. (the "Distributor") acts as principal underwriter for the Trust. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Exchange Traded Funds ("ETFs"), traditional open-end investment companies ("mutual funds"), and closed-end investment companies ("closed-end funds") are valued at the last quoted sales price as of the close of business, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Over-the-Counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., Eastern Time, the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m., Eastern Time, to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.

The value of domestic equity index swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Distributions of net investment income and net realized capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

D. When a Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the purchaser and records this as an expense. Short Dividends or Interest Expense is a cost associated with the investment objective of short sales transactions, rather than an


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 13

--------------------------------------------------------------------------------

operational cost associated with the day-to-day management of any mutual fund.

E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Funds may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Funds may enter into swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

H. The Funds may also purchase American Depository Receipts, U.S. Government securities, enter into repurchase agreements, and engage in futures, options and swap transactions.

I. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.

J. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

K. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial


14 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a Fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, swap agreements as well as short sales of securities include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default.

Each Fund operates primarily as a "fund of funds." In other words, each Fund pursues its investment goal by investing primarily in ETFs, mutual funds, and closed-end funds. In this report, the ETFs, mutual funds, and closed-end funds in which the Funds invest are referred to as "underlying funds." In addition to investing in underlying funds, each Fund may invest a portion of its assets directly in individual securities or in derivatives, such as options and futures.

The Funds invest in underlying funds that invest primarily in common stock or securities convertible into or exchangeable for common stock, such as convertible preferred stock, convertible debentures, warrants, options, and bonds. Because the Funds invest primarily in underlying funds, the value of your investment will fluctuate in response to the performance of the underlying funds. In addition, investing through the Funds in a portfolio of underlying funds involves certain additional expenses that would not arise if you invested directly in the underlying funds. By investing indirectly in underlying funds through a Fund, you will bear not only your proportionate share of a Fund's expenses (including operating costs, investment advisory fees, and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds. In addition, to the extent these underlying funds trade their portfolios actively, they will incur higher brokerage commissions, as well as increased realization of taxable gains.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays the Advisor, an affiliated entity, investment advisory fees calculated at an annual percentage rate of 0.90% of the average daily net assets of the Amerigo Fund and the Clermont Fund. Certain officers and trustees of the Trust are also officers of the Advisor.

The Advisor pays the Sub-Advisor out of the advisory fees it receives. In addition, the Advisor bears all of its own costs associated with providing these services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust calculated at an annual percentage rate of 0.25% of the average daily net assets of the Amerigo Fund and the Clermont Fund.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the funds. Certain officers and trustees of the Trust are also officers of the Servicer.

The Servicer also provides other necessary services to the Trust, such as auditing services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new funds are paid by the Trust.

The Trust has adopted an Investor Services Plan for which the Distributor, an affiliated entity, and other firms that provide shareholder services ("Service Providers") may receive compensation. The Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. The Distributor in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 15

--------------------------------------------------------------------------------

In addition, at an Organization Meeting on February 14, 2003, the Board approved the use of a Distribution Plan for which the Distributor and other Service Providers may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. Although approved, at June 30, 2006, this plan was not being utilized.

4. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current year and differences in the treatment of certain notional principal contracts. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year. The Funds' tax basis capital gains and losses are determined only at the end of each fiscal year.

TAX BASIS UNREALIZED GAIN (LOSS) ON INVESTMENTS AND DISTRIBUTIONS

At June 30, 2006, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                   TAX                  TAX                  TAX                  NET
FUND                              COST      UNREALIZED GAIN      UNREALIZED LOSS      UNREALIZED GAIN
-----------------------------------------------------------------------------------------------------
Amerigo Fund             $ 298,523,237         $ 10,296,250           $ (60,521)         $ 10,235,729
Clermont Fund              129,741,881            4,697,205            (194,110)            4,503,095

5. SECURITIES TRANSACTIONS

During the period ended June 30, 2006, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                                  AMERIGO              CLERMONT
                                                     FUND                  FUND
-------------------------------------------------------------------------------
Purchases                                   $ 454,851,127         $ 164,973,803
Sales                                       $ 416,253,327         $ 154,538,339


16 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

6. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the periods presented were:

                                                 PURCHASED THROUGH                                               NET SHARES
                     SHARES PURCHASED          DIVIDEND REINVESTMENT           SHARES REDEEMED                   PURCHASED
------------------------------------------------------------------------------------------------------------------------------------
               PERIOD ENDED     YEAR ENDED  PERIOD ENDED     YEAR ENDED  PERIOD ENDED      YEAR ENDED   PERIOD ENDED      YEAR ENDED
                   JUNE 30,   DECEMBER 31,      JUNE 30,   DECEMBER 31,      JUNE 30,    DECEMBER 31,       JUNE 30,    DECEMBER 31,
                      2006+           2005         2006+           2005         2006+            2005          2006+            2005
------------------------------------------------------------------------------------------------------------------------------------
AMERIGO FUND      1,085,983      2,067,850            --         62,479      (285,283)       (428,242)       800,700       1,702,087
CLERMONT FUND       438,650      1,128,567            --         33,413      (253,805)       (655,344)       184,845         506,636

+     UNAUDITED.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 17

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

7. PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At June 30, 2006, the pooled cash collateral investments consisted of repurchase agreements (38.66%), commercial paper (42.03%), fixed income securities (15.66%), and guaranteed investment contract (3.65%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following represents a breakdown of the collateral, its rates, and maturities:

COLLATERAL TYPE                                                       RATES                      MATURITY
---------------------------------------------------------------------------------------------------------------
Repurchase Agreements                                             5.22% - 5.39%                   07/03/06
Commercial Paper                                                  5.10% - 5.35%             07/03/06 - 09/01/06
Corporate Bonds, Notes, and Asset-Backed Securities               5.26% - 5.44%             05/01/07 - 06/15/07
Guaranteed Investment Contract                                        5.26%                       08/24/06

At June 30, 2006, the following funds participated in securities lending and received cash collateral:

FUND                                                             CASH COLLATERAL     VALUE OF SECURITIES LOANED
---------------------------------------------------------------------------------------------------------------
Amerigo Fund                                                        $ 75,726,285                   $ 73,850,005
Clermont Fund                                                         18,870,650                     18,382,990


18 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

RYDEX INVESTMENTS BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The 1940 Act requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the SEC takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex Variable Trust Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement (the "Advisory Agreement") between the Trust and PADCO Advisors, Inc., which does business under the name Rydex Investments ("Rydex Investments") with respect to existing funds in the Trust, including the funds discussed in this Semi-Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, if necessary, and participate in question and answer sessions with representatives of Rydex Investments.

At a meeting held on August 28 and 29, 2005, the Board approved the selection of Rydex Investments and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments. The Board's approval of the Advisory Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

      NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

      The Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and procedures. In particular, the Board noted the substantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 19

OTHER INFORMATION (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

      FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

      The Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the Funds (other than the Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, and Hedged Equity Fund), each Fund's applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds' investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the peer funds. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.

      COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

      The Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below). The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

      ECONOMIES OF SCALE

      In connection with its review of the Funds' profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Advisory Agreement for the Funds did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. The Board also noted that though Rydex Investments' assets under management were significant, the amount is spread among more than 95 Funds. Further limiting the realization of economies of scale, is the ability of shareholders of a majority of the Funds to engage in unlimited trading. The Board also reviewed Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Funds' shareholders.

      OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

      The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds' shareholders.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Agreement.


20 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                     LENGTH OF SERVICE
   NAME, POSITION AND                   AS TRUSTEE                NUMBER OF
      YEAR OF BIRTH                    (YEAR BEGAN)             FUNDS OVERSEEN
-------------------------       ---------------------------     --------------
CARL G. VERBONCOEUR*             Rydex Series Funds - 2004           132
Trustee, President (1952)       Rydex Variable Trust - 2004
                                Rydex Dynamic Funds - 2004
                                  Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer and Treasurer of Rydex Specialized Products, LLC (2005 to present); Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc. (1997 to 2000)
                                ---------------------------

MICHAEL P. BYRUM*                Rydex Series Funds - 2005           132
Trustee, Vice President and     Rydex Variable Trust - 2005
Secretary (1970)                Rydex Dynamic Funds - 2005
                                  Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President of Rydex Global Advisors (2004 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); Chief Operating Officer of Rydex Global Advisors and Rydex Distributors, Inc. (2003 to 2004)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                     LENGTH OF SERVICE
   NAME, POSITION AND                   AS TRUSTEE                NUMBER OF
      YEAR OF BIRTH                    (YEAR BEGAN)             FUNDS OVERSEEN
-------------------------       ---------------------------     --------------
JOHN O. DEMARET                  Rydex Series Funds - 1997           125
Trustee, Chairman of the        Rydex Variable Trust - 1998
Board (1940)                    Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired
                                ---------------------------

COREY A. COLEHOUR                Rydex Series Funds - 1993           125
Trustee (1945)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield Management Company
                                ---------------------------

J. KENNETH DALTON                Rydex Series Funds - 1995           125
Trustee (1941)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group
                                ---------------------------


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 21

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                     LENGTH OF SERVICE
   NAME, POSITION AND                   AS TRUSTEE                NUMBER OF
      YEAR OF BIRTH                    (YEAR BEGAN)             FUNDS OVERSEEN
-------------------------       ---------------------------     --------------
WERNER E. KELLER                 Rydex Series Funds - 2005           125
Trustee (1940)                  Rydex Variable Trust - 2005
                                Rydex Dynamic Funds - 2005
                                  Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)
                                ---------------------------

THOMAS F. LYDON, JR.             Rydex Series Funds - 2005           125
Trustee (1960)                  Rydex Variable Trust - 2005
                                Rydex Dynamic Funds - 2005
                                  Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments
                                ---------------------------

PATRICK T. MCCARVILLE            Rydex Series Funds - 1997           125
Trustee (1942)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.
                                ---------------------------

ROGER SOMERS                     Rydex Series Funds - 1993           125
Trustee (1944)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

   NAME, POSITION AND                            PRINCIPAL OCCUPATIONS
      YEAR OF BIRTH                             DURING PAST FIVE YEARS
-------------------------                       ----------------------
NICK BONOS*                            Chief Financial Officer of Rydex
Vice President and Treasurer (1963)    Specialized Products, LLC (2005 to
                                       present); Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust,
                                       Rydex Dynamic Funds, and Rydex ETF Trust
                                       (2003 to present); Senior Vice President of Rydex Fund Services, Inc. (2003 to present); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006); Vice President of Accounting of
                                       Rydex Fund Services, Inc. (2000 to 2003)

JOANNA M. HAIGNEY*                     Chief Compliance Officer Rydex Series
Chief Compliance Officer and           Funds, Rydex Variable Trust, Rydex
Assistant Secretary (1966)             Dynamic Funds, and Rydex ETF Trust (2004
                                       to present); Assistant Secretary of Rydex
                                       Series Funds, Rydex Variable Trust, and
                                       Rydex Dynamic Funds (2000 to present);
                                       Assistant Secretary of Rydex ETF Trust
                                       (2002 to present); Vice President of
                                       Compliance of Rydex Fund Services, Inc.
                                       (2000 to present); Secretary of Rydex
                                       Capital Partners SPhinX Fund, (2003 to
                                       2006)

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(A)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


22 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT
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[LOGO] RYDEXINVESTMENTS
       Essential for modern markets(TM)

       9601 Blackwell Road, Suite 500
       Rockville, MD 20850
       www.rydexinvestments.com
       800.820.0888
       RVACLS-3-0606 x1206

Item 2. Code of Ethics.
Not applicable at this time.

Item 3. Audit Committee Financial Expert.
Not applicable at this time.

Item 4. Principal Accountant Fees and Services.
Not applicable at this time.

Item 5.  Audit Committee of Listed Registrants.
Not applicable.

Item 6. Schedule of Investments
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11. Controls and Procedures.

(a) Based on their evaluation on September 5, 2006, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Variable Trust (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule 30a-3
(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's or RGA's internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.